UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

2

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	INCOME EQUITY FUND

19	INTERNATIONAL EQUITY FUND

22	LARGE CAP CORE FUND

26	LARGE CAP EQUITY FUND

28	LARGE CAP GROWTH FUND

30	LARGE CAP VALUE FUND

35	SMALL CAP CORE FUND

56	SMALL CAP VALUE FUND

65	TECHNOLOGY FUND

67	NOTES TO THE FINANCIAL STATEMENTS

78	SHAREHOLDER MEETING RESULTS

79	FUND EXPENSES

84	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP EQUITY FUND	LARGE CAP GROWTH FUND
ASSETS:
Investments, at cost(1)	$329,277	$196,610	$25,956	$100,773	$71,640
Investments, at value(2)	$349,552	$247,098	$30,350	$145,785	$99,959
Foreign currencies, at value	–	3,052	–	–	–
Dividend income receivable	1,166	394	39	142	35
Receivable for foreign tax reclaimable	–	1,403	–	–	–
Receivable for securities sold	19,012	–	–	1,550	–
Receivable for fund shares sold	127	1,146	157	19	13
Receivable from investment adviser	10	5	3	3	4
Prepaid and other assets	7	5	4	4	4
Total Assets	369,874	253,103	30,553	147,503	100,015
LIABILITIES:
Payable for securities purchased	12,399	15	–	1,073	–
Payable for variation margin on futures contracts	–	–	4	–	–
Payable for fund shares redeemed	332	142	–	50	36
Payable to affiliates:
Management fees (Note 5)	56	42	2	20	14
Custody and accounting fees	–	7	2	6	7
Shareholder servicing fees	41	5	–	3	7
Transfer agent fees	1	1	–	–	–
Trustee fees	6	14	5	12	10
Accrued other liabilities	20	29	18	22	19
Total Liabilities	12,855	255	31	1,186	93
Net Assets	$357,019	$252,848	$30,522	$146,317	$99,922
ANALYSIS OF NET ASSETS:
Capital stock	$251,661	$347,228	$42,112	$113,658	$48,808
Accumulated undistributed net investment income (loss)	(4,124)	8,522	11	30	(108)
Accumulated undistributed net realized gain (loss)	89,207	(153,198)	(15,981)	(12,383)	22,903
Net unrealized appreciation	20,275	50,296	4,380	45,012	28,319
Net Assets	$357,019	$252,848	$30,522	$146,317	$99,922
Shares Outstanding ($.0001 par value, unlimited authorization)	22,419	25,991	2,058	6,985	3,028
Net Asset Value, Redemption and Offering Price Per Share	$15.93	$9.73	$14.83	$20.95	$33.00

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $1,680, $4,171, $1,636, $1,010, $1,709, $1,601, $7,594, $83,371 and $1,476, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $1,680, $4,171, $1,636, $1,010, $1,709, $1,601, $7,594, $83,371 and $1,476, respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2014 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$98,573	$128,858	$1,891,962	$60,014
$106,932	$182,581	$2,491,099	$77,408
–	–	–	–
121	176	4,310	46
–	–	–	–
–	102	17,538	1,003
25	147	2,033	–
4	4	100	2
13	10	12	9
107,095	183,020	2,515,092	78,468

–	–	17,688	–
4	109	1,010	–
13	131	1,093	43

15	23	395	14
–	2	47	3
13	2	872	7
–	1	6	–
10	6	9	7
15	26	160	25
70	300	21,280	99
$107,025	$182,720	$2,493,812	$78,369

$171,788	$116,850	$1,760,669	$64,762
2,352	841	17,169	(311)
(75,450)	11,647	120,514	(3,476)
8,335	53,382	595,460	17,394
$107,025	$182,720	$2,493,812	$78,369
7,881	8,990	124,120	3,676
$13.58	$20.33	$20.09	$21.32

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP EQUITY FUND		LARGE CAP GROWTH FUND
INVESTMENT INCOME:
Dividend income	$5,563	(1)(2)	$4,518 (1)	$327 (3)	$1,348	(1)	$393 (1)
Interest income	638		–	–	–		–
Total Investment Income	6,201		4,518	327	1,348		393
EXPENSES:
Management fees (Note 5)	902		667	33	316		220
Investment advisory fees (Note 5)	827		575	20	271		217
Administration fees (Note 5)	146		96	10	54		43
Custody fees	26		135	23	16		20
Accounting fees	15		11	6	9		8
Transfer agent fees	111		74	8	42		33
Blue sky fees	12		11	9	10		9
SEC fees	2		2	2	2		2
Printing fees	24		19	19	19		20
Audit fees	9		9	9	9		9
Legal fees	8		8	8	8		8
Shareholder servicing fees	186		14	–	10		20
Trustee fees	9		9	9	9		9
Other	5		14	5	5		5
Total Expenses	2,282		1,644	161	780		623
Less expenses reimbursed by investment adviser	(356)		(246)	(72)	(144)		(148)
Net Expenses	1,926		1,398	89	636		475
Net Investment Income (Loss)	4,275		3,120	238	712		(82)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	83,567		1,729	777	2,888		27,062
Futures contracts	–		–	62	–		–
Foreign currency transactions	–		(46)	–	–		–
Net change in unrealized appreciation (depreciation) on:
Investments	(75,984)		(13,264)	565	3,437		(23,398)
Futures contracts	–		–	(20)	–		–
Foreign currency translations	–		(251)	–	–		–
Net Gains (Losses)	7,583		(11,832)	1,384	6,325		3,664
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,858		$(8,712)	$1,622	$7,037		$3,582

(1)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of less than $1.
(2)	Net of $35 in non-reclaimable foreign withholding taxes.
(3)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1.
(4)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $5.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$1,311 (1)	$1,290 (1)	$26,566 (4)	$310 (1)
–	–	1	–
1,311	1,290	26,567	310

231	353	6,344	223
226	386	5,480	190
40	68	967	28
12	17	187	13
8	9	69	7
31	53	745	22
10	10	30	10
2	2	6	2
22	20	136	21
9	9	14	9
8	8	14	8
39	13	2,970	24
9	9	28	9
5	5	14	5
652	962	17,004	571
(184)	(259)	(3,879)	(76)
468	703	13,125	495
843	587	13,442	(185)

27,329	7,794	100,988	2,975
(5)	25	330	–
–	–	–	–
(23,421)	(15,807)	(240,104)	32
(24)	(328)	(3,237)	–
–	–	–	–
3,879	(8,316)	(142,023)	3,007
$4,722	$(7,729)	$(128,581)	$2,822

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND		LARGE CAP EQUITY FUND
Amounts in thousands	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014
OPERATIONS:
Net investment income (loss)	$4,275	$7,388	$3,120	$7,878	$238	$297	$712	$1,501
Net realized gains	83,567	15,516	1,683	16,968	839	2,268	2,888	12,969
Net change in unrealized appreciation (depreciation)	(75,984)	28,883	(13,515)	22,793	545	1,421	3,437	13,801
Net Increase (Decrease) in Net Assets Resulting from Operations	11,858	51,787	(8,712)	47,639	1,622	3,986	7,037	28,271
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(36,825)	(2,108)	8,327	(49,604)	3,573	9,297	(6,858)	(29,036)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(36,825)	(2,108)	8,327	(49,604)	3,573	9,297	(6,858)	(29,036)
DISTRIBUTIONS PAID:
From net investment income	(8,630)	(5,841)	–	(4,000)	(226)	(294)	(702)	(1,508)
From net realized gains	–	(13,645)	–	(722)	–	–	–	(28)
Total Distributions Paid	(8,630)	(19,486)	–	(4,722)	(226)	(294)	(702)	(1,536)
Total Increase (Decrease) in Net Assets	(33,597)	30,193	(385)	(6,687)	4,969	12,989	(523)	(2,301)
NET ASSETS:
Beginning of period	390,616	360,423	253,233	259,920	25,553	12,564	146,840	149,141
End of period	$357,019	$390,616	$252,848	$253,233	$30,522	$25,553	$146,317	$146,840
Accumulated Undistributed Net Investment Income (Loss)	$(4,124)	$231	$8,522	$5,402	$11	$(1)	$30	$20

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2014

LARGE CAP GROWTH FUND		LARGE CAP VALUE FUND		SMALL CAP CORE FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014

$(82)	$206	$843	$3,179	$587	$907	$13,442	$20,393	$(185)	$(462)
27,062	27,262	27,324	11,652	7,819	18,666	101,318	177,770	2,975	8,584
(23,398)	5,120	(23,445)	7,065	(16,135)	25,858	(243,341)	308,775	32	6,372
3,582	32,588	4,722	21,896	(7,729)	45,431	(128,581)	506,938	2,822	14,494

(56,351)	(77,206)	(6,596)	(18,611)	1,210	(54,261)	(19,039)	239,380	(6,146)	(12,355)
(56,351)	(77,206)	(6,596)	(18,611)	1,210	(54,261)	(19,039)	239,380	(6,146)	(12,355)

–	(300)	–	(2,160)	–	(600)	–	(18,500)	–	–
–	–	–	–	–	(13,890)	–	(163,239)	–	–
–	(300)	–	(2,160)	–	(14,490)	–	(181,739)	–	–
(52,769)	(44,918)	(1,874)	1,125	(6,519)	(23,320)	(147,620)	564,579	(3,324)	2,139

152,691	197,609	108,899	107,774	189,239	212,559	2,641,432	2,076,853	81,693	79,554
$99,922	$152,691	$107,025	$108,899	$182,720	$189,239	$2,493,812	$2,641,432	$78,369	$81,693
$(108)	$(26)	$2,352	$1,509	$841	$254	$17,169	$3,727	$(311)	$(126)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$15.82		$14.52		$12.99		$13.01		$11.14		$7.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.30		0.22		0.22		0.26		0.26
Net realized and unrealized gains	0.30		1.80		1.57		0.02		1.86		3.37
Total from Investment Operations	0.48		2.10		1.79		0.24		2.12		3.63
LESS DISTRIBUTIONS PAID:
From net investment income	(0.37)		(0.24)		(0.26)		(0.26)		(0.25)		(0.22)
From net realized gains	–		(0.56)		–		–		–		–
Total Distributions Paid	(0.37)		(0.80)		(0.26)		(0.26)		(0.25)		(0.22)
Net Asset Value, End of Period	$15.93		$15.82		$14.52		$12.99		$13.01		$11.14
Total Return(1)	3.02%		14.72%		14.04%		2.03%		19.54%		47.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$357,019		$390,616		$360,423		$386,957		$385,609		$304,288
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.00	%(3)	1.00	%(3)	1.00	%(3)	0.99	%(3)	0.99	%(3)	1.00%
Expenses, before reimbursements and credits	1.19%		1.25%		1.23%		1.21%		1.23%		1.23%
Net investment income, net of reimbursements and credits	2.21	%(3)	1.96	%(3)	1.85	%(3)	1.81	%(3)	2.17	%(3)	2.71%
Net investment income, before reimbursements and credits	2.02%		1.71%		1.62%		1.59%		1.93%		2.48%
Portfolio Turnover Rate	90.66%		14.34%		11.27%		22.25%		18.67%		26.94%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $7,000 and $9,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and fiscal years ended March 31, 2014 and 2013, respectively, and approximately $22,000 and $17,000, which represent 0.01 percent of average net assets for the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.05		$8.53		$7.95		$8.65		$7.92		$5.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.31		0.14		0.14		0.10		0.13
Net realized and unrealized gains (losses)	(0.43)		1.39		0.58		(0.71)		0.75		2.66
Total from Investment Operations	(0.32)		1.70		0.72		(0.57)		0.85		2.79
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.15)		(0.14)		(0.13)		(0.12)		(0.18)
From net realized gains	–		(0.03)		–		–		–		–
Total Distributions Paid	–		(0.18)		(0.14)		(0.13)		(0.12)		(0.18)
Net Asset Value, End of Period	$9.73		$10.05		$8.53		$7.95		$8.65		$7.92
Total Return(2)	(3.19)%		19.96%		9.09%		(6.39)%		10.86%		52.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$252,848		$253,233		$259,920		$248,961		$330,550		$318,748
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.07	%(4)	1.06	%(4)	1.06	%(4)	1.21	%(4)	1.25	%(4)	1.25%
Expenses, before reimbursements and credits	1.26%		1.32%		1.37%		1.41%		1.40%		1.40%
Net investment income, net of reimbursements and credits	2.39	%(4)	3.00	%(4)	1.88	%(4)	1.61	%(4)	1.18	%(4)	1.69%
Net investment income, before reimbursements and credits	2.20%		2.74%		1.57%		1.41%		1.03%		1.54%
Portfolio Turnover Rate	3.44%		16.09%		27.40%		37.68%		40.87%		44.44%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $3,000, $3,000, $3,000 and $6,000 which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$14.11		$11.43		$10.17		$9.43		$8.38		$5.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.20		0.21		0.15		0.12		0.12
Net realized and unrealized gains	0.71		2.68		1.27		0.74		1.06		2.72
Total from Investment Operations	0.84		2.88		1.48		0.89		1.18		2.84
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.20)		(0.22)		(0.15)		(0.13)		(0.12)
Total Distributions Paid	(0.12)		(0.20)		(0.22)		(0.15)		(0.13)		(0.12)
Net Asset Value, End of Period	$14.83		$14.11		$11.43		$10.17		$9.43		$8.38
Total Return(1)	6.01%		25.31%		14.76%		9.64%		14.21%		50.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$30,522		$25,553		$12,564		$13,520		$14,349		$25,053
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.63	%(3)	0.62	%(3)	0.62	%(3)	0.60	%(3)	0.59	%(3)	0.60%
Expenses, before reimbursements and credits	1.15%		1.47%		1.98%		1.72%		1.26%		1.21%
Net investment income, net of reimbursements and credits	1.69	%(3)	1.69	%(3)	2.05	%(3)	1.64	%(3)	1.48	%(3)	1.61%
Net investment income, before reimbursements and credits	1.17%		0.84%		0.69%		0.52%		0.81%		1.00%
Portfolio Turnover Rate	19.54%		95.11%		85.90%		91.87%		100.72%		117.73%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014 and fiscal years ended March 31, 2014, 2013 and 2012, and approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2013 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$20.07		$16.74		$15.34		$14.35		$12.63		$8.28
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.19		0.19		0.13		0.07		0.10
Net realized and unrealized gains	0.88		3.33		1.40		0.98		1.73		4.35
Total from Investment Operations	0.98		3.52		1.59		1.11		1.80		4.45
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.19)		(0.19)		(0.12)		(0.08)		(0.10)
From net realized gains	–		–	(1)	–		–		–		–
Total Distributions Paid	(0.10)		(0.19)		(0.19)		(0.12)		(0.08)		(0.10)
Net Asset Value, End of Period	$20.95		$20.07		$16.74		$15.34		$14.35		$12.63
Total Return(2)	4.88%		21.17%		10.49%		7.86%		14.30%		53.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$146,317		$146,840		$149,141		$141,286		$156,298		$162,570
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.86	%(4)	0.85	%(4)	0.85	%(4)	0.96	%(4)	1.00	%(4)	1.00%
Expenses, before reimbursements and credits	1.05%		1.13%		1.19%		1.22%		1.25%		1.23%
Net investment income, net of reimbursements and credits	0.96	%(4)	1.02	%(4)	1.24	%(4)	0.91	%(4)	0.55	%(4)	0.89%
Net investment income, before reimbursements and credits	0.77%		0.74%		0.90%		0.65%		0.30%		0.66%
Portfolio Turnover Rate	7.08%		32.52%		68.24%		63.65%		47.83%		67.21%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014 and fiscal year ended March 31, 2014, respectively, and approximately $3,000, $1,000 and $2,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$31.56		$26.30		$25.00		$23.18		$19.16		$13.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)		0.03		0.06		(0.03)		–	(1)	0.05
Net realized and unrealized gains	1.47		5.28		1.29		1.85		4.04		5.77
Total from Investment Operations	1.44		5.31		1.35		1.82		4.04		5.82
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.05)		(0.05)		–		(0.02)		(0.07)
Total Distributions Paid	–		(0.05)		(0.05)		–		(0.02)		(0.07)
Net Asset Value, End of Period	$33.00		$31.56		$26.30		$25.00		$23.18		$19.16
Total Return(2)	4.56%		20.21%		5.42%		7.85%		21.08%		43.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$99,922		$152,691		$197,609		$94,070		$89,506		$82,726
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.86	%(4)	0.85	%(4)	0.85	%(4)	0.96	%(4)	0.99	%(4)	1.00%
Expenses, before reimbursements and credits	1.13%		1.14%		1.20%		1.30%		1.33%		1.34%
Net investment income (loss), net of reimbursements and credits	(0.15	)%(4)	0.12	%(4)	0.35	%(4)	(0.11	)%(4)	0.02	%(4)	0.29%
Net investment income (loss), before reimbursements and credits	(0.42)%		(0.17)%		0.00%		(0.45)%		(0.32)%		(0.05)%
Portfolio Turnover Rate	33.86%		38.25%		49.51%		36.04%		147.29%		154.48%

(1)	Amount was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represents less than 0.005 percent of net assets for the six months ended September 30, 2014 and approximately $3,000, $7,000, $2,000 and $5,000 which represent less than 0.005, less than 0.01, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net investment loss and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$13.00		$10.84		$9.88		$10.20		$9.37		$6.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.38		0.25		0.19		0.15		0.18
Net realized and unrealized gains (losses)	0.46		2.03		0.99		(0.37)		0.86		3.16
Total from Investment Operations	0.58		2.41		1.24		(0.18)		1.01		3.34
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.25)		(0.28)		(0.14)		(0.18)		(0.18)
Total Distributions Paid	–		(0.25)		(0.28)		(0.14)		(0.18)		(0.18)
Net Asset Value, End of Period	$13.58		$13.00		$10.84		$9.88		$10.20		$9.37
Total Return(1)	4.46%		22.30%		12.82%		(1.50)%		10.86%		53.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$107,025		$108,899		$107,774		$126,809		$191,223		$227,104
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.86	%(3)	0.85	%(3)	0.85	%(3)	1.05	%(3)	1.10	%(3)	1.10%
Expenses, before reimbursements and credits	1.20%		1.32%		1.35%		1.27%		1.23%		1.21%
Net investment income, net of reimbursements and credits	1.55	%(3)	2.87	%(3)	2.18	%(3)	1.66	%(3)	1.36	%(3)	1.76%
Net investment income, before reimbursements and credits	1.21%		2.40%		1.68%		1.44%		1.23%		1.65%
Portfolio Turnover Rate	77.78%		23.90%		22.91%		49.82%		65.38%		30.54%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $3,000, $3,000, and $2,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2014, 2013 and 2012, respectively, and approximately $11,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$21.19		$18.39		$15.87		$15.80		$12.38		$7.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07		0.10		0.17		0.06		0.01		(0.08)
Net realized and unrealized gains (losses)	(0.93)		4.41		2.59		0.05		3.41		4.65
Total from Investment Operations	(0.86)		4.51		2.76		0.11		3.42		4.57
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.07)		(0.21)		(0.04)		–		–
From net realized gains	–		(1.64)		(0.03)		–		–		–
Total Distributions Paid	–		(1.71)		(0.24)		(0.04)		–		–
Net Asset Value, End of Period	$20.33		$21.19		$18.39		$15.87		$15.80		$12.38
Total Return(1)	(4.06)%		24.95%		17.57%		0.71%		27.73%		58.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$182,720		$189,239		$212,559		$196,260		$180,602		$39,001
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.75	%(3)	0.75	%(3)	0.75	%(3)	0.93	%(3)	0.98	%(3)	1.22	%(4)
Expenses, before reimbursements and credits	1.03%		1.22%		1.23%		1.20%		1.39%		1.86%
Net investment income (loss), net of reimbursements and credits	0.63	%(3)	0.46	%(3)	1.03	%(3)	0.41	%(3)	0.22	%(3)	(0.71)%
Net investment income (loss), before reimbursements and credits	0.35%		(0.01)%		0.55%		0.14%		(0.19)%		(1.35)%
Portfolio Turnover Rate	6.69%		6.24%		12.23%		12.33%		13.90%		224.05%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $4,000, $9,000 and $6,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013 and 2012 respectively, and approximately $12,000, which represents 0.02 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	Effective February 17, 2010, the Fund changed its name from the Small Cap Growth Fund to the Small Cap Core Fund and changed its investment strategy from an active small cap growth investment style to a quantitative small cap core investment style. These changes resulted in a reduction to the Fund’s expense limitations, effective February 17, 2010, from 1.25 percent to 1.00 percent.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$21.13		$18.43		$16.57		$16.20		$13.33		$8.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.17		0.24		0.14		0.10		0.09
Net realized and unrealized gains (losses)	(1.15)		4.09		2.26		0.35		2.87		4.85
Total from Investment Operations	(1.04)		4.26		2.50		0.49		2.97		4.94
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.16)		(0.23)		(0.10)		(0.10)		(0.10)
From net realized gains	–		(1.40)		(0.41)		(0.02)		–		–
Total Distributions Paid	–		(1.56)		(0.64)		(0.12)		(0.10)		(0.10)
Net Asset Value, End of Period	$20.09		$21.13		$18.43		$16.57		$16.20		$13.33
Total Return(1)	(4.92)%		23.48%		15.60%		3.16%		22.37%		58.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,493,812		$2,641,432		$2,076,853		$1,779,025		$1,732,969		$1,464,482
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.00	%(3)	1.00	%(3)	1.00	%(3)	1.00	%(3)	0.99	%(3)	1.00%
Expenses, before reimbursements and credits	1.30%		1.40%		1.36%		1.37%		1.36%		1.38%
Net investment income, net of reimbursements and credits	1.03	%(3)	0.85	%(3)	1.45	%(3)	0.89	%(3)	0.70	%(3)	0.82%
Net investment income, before reimbursements and credits	0.73%		0.45%		1.09%		0.52%		0.33%		0.44%
Portfolio Turnover Rate	11.31%		20.70%		26.09%		20.67%		17.94%		33.26%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $15,000, $72,000, $81,000 and $44,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013 and 2012 respectively, and approximately $111,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$20.53		$17.06		$17.11		$15.62		$12.14		$8.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05)		(0.12)		(0.12)		(0.11)		(0.07)		(0.06)
Net realized and unrealized gains	0.84		3.59		0.07		1.60		3.55		3.72
Total from Investment Operations	0.79		3.47		(0.05)		1.49		3.48		3.66
Net Asset Value, End of Period	$21.32		$20.53		$17.06		$17.11		$15.62		$12.14
Total Return(1)	3.85%		20.34%		(0.29)%		9.54%		28.67%		43.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$78,369		$81,693		$79,554		$102,200		$94,851		$81,054
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.26	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25%
Expenses, before reimbursements and credits	1.46%		1.52%		1.53%		1.47%		1.48%		1.49%
Net investment loss, net of reimbursements and credits	(0.47	)%(3)	(0.59	)%(3)	(0.61	)%(3)	(0.76	)%(3)	(0.53	)%(3)	(0.56)%
Net investment loss, before reimbursements and credits	(0.67)%		(0.86)%		(0.89)%		(0.98)%		(0.76)%		(0.80)%
Portfolio Turnover Rate	15.11%		35.24%		42.66%		57.57%		114.90%		47.81%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for period less than one year.
(3)	The net expenses and net investment income (loss) ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014 and approximately $1,000, $2,000, $1,000 and $3,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4%

Aerospace & Defense – 5.1%

Boeing (The) Co.	88,166	$11,231

Lockheed Martin Corp.	37,425	6,840
		18,071

Asset Management – 1.2%

BlackRock, Inc.	12,622	4,144

Banking – 11.6%

Cullen/Frost Bankers, Inc.	39,129	2,994

JPMorgan Chase & Co.	230,884	13,908

M&T Bank Corp.	24,651	3,039

New York Community Bancorp, Inc.	142,630	2,264

People’s United Financial, Inc.	176,186	2,549

Valley National Bancorp	280,098	2,714

Wells Fargo & Co.	269,857	13,998
		41,466

Biotechnology & Pharmaceuticals – 8.2%

Merck & Co., Inc.	230,251	13,649

Pfizer, Inc.	531,543	15,718
		29,367

Chemicals – 3.9%

Dow Chemical (The) Co.	183,021	9,597

LyondellBasell Industries N.V., Class A	41,338	4,492
		14,089

Commercial Services – 0.8%

Deluxe Corp.	54,663	3,015

Consumer Products – 9.5%

Altria Group, Inc.	347,636	15,970

Archer-Daniels-Midland Co.	56,800	2,902

Clorox (The) Co.	36,314	3,488

Dr Pepper Snapple Group, Inc.	59,603	3,833

Philip Morris International, Inc.	46,487	3,877

Reynolds American, Inc.	65,282	3,852
		33,922

Distributors – Consumer Staples – 0.8%

Sysco Corp.	70,313	2,668

Distributors – Discretionary – 0.7%

Genuine Parts Co.	30,079	2,638

Hardware – 3.6%

Comtech Telecommunications Corp.	74,703	2,775

Diebold, Inc.	21,900	774

Garmin Ltd.	48,126	2,502

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Hardware – 3.6% – continued

Seagate Technology PLC	118,294	$6,775
		12,826

Health Care Facilities & Services – 0.7%

Owens & Minor, Inc.	75,732	2,479

Insurance – 0.9%

Cincinnati Financial Corp.	54,893	2,583

Mercury General Corp.	15,129	738
		3,321

Iron & Steel – 0.7%

Commercial Metals Co.	140,106	2,392

Oil, Gas & Coal – 10.0%

Chevron Corp.	83,874	10,008

ConocoPhillips	169,241	12,950

CVR Energy, Inc.	21,325	954

HollyFrontier Corp.	141,300	6,172

Seadrill Ltd.	82,662	2,212

Spectra Energy Corp.	84,568	3,320
		35,616

Real Estate – 5.5%

Corrections Corp. of America	104,764	3,600

Digital Realty Trust, Inc.	49,227	3,071

Healthcare Realty Trust, Inc.	129,635	3,070

Hospitality Properties Trust	131,901	3,541

Iron Mountain, Inc.	102,179	3,336

National Retail Properties, Inc.	89,617	3,098
		19,716

Recreational Facilities & Services – 1.4%

Regal Entertainment Group, Class A	132,317	2,631

Six Flags Entertainment Corp.	68,456	2,354
		4,985

Retail – Discretionary – 5.2%

GameStop Corp., Class A	71,350	2,940

Home Depot (The), Inc.	169,700	15,568
		18,508

Semiconductors – 5.9%

Applied Materials, Inc.	195,568	4,226

KLA-Tencor Corp.	41,994	3,309

Linear Technology Corp.	96,781	4,296

Texas Instruments, Inc.	194,635	9,282
		21,113

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Software – 1.9%

Activision Blizzard, Inc.	181,000	$3,763

Computer Programs & Systems, Inc.	53,013	3,048
		6,811

Technology Services – 6.2%

Accenture PLC, Class A	121,114	9,849

Broadridge Financial Solutions, Inc.	107,300	4,467

Computer Sciences Corp.	36,188	2,213

Paychex, Inc.	67,628	2,989

Science Applications International Corp.	62,395	2,760
		22,278

Telecom – 4.2%

AT&T, Inc.	283,998	10,008

Frontier Communications Corp.	764,535	4,977
		14,985

Transportation & Logistics – 2.6%

United Parcel Service, Inc., Class B	94,666	9,305

Utilities – 5.6%

American Electric Power Co., Inc.	79,178	4,134

DTE Energy Co.	75,256	5,726

Entergy Corp.	41,653	3,221

TECO Energy, Inc.	193,795	3,368

Vectren Corp.	84,714	3,380
		19,829

Waste & Environment Services & Equipment – 1.2%

Covanta Holding Corp.	203,958	4,328
Total Common Stocks
(Cost $327,597)		347,872

INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	1,680,211	1,680
Total Investment Companies
(Cost $1,680)		1,680

Total Investments – 97.9%
(Cost $329,277)		349,552

Other Assets less Liabilities – 2.1%		7,467
NET ASSETS – 100.0%		$357,019

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,239,000 with net sales of approximately $7,559,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.2%
Consumer Staples	10.5
Energy	10.3
Financials	19.7
Health Care	10.0
Industrials	10.0
Information Technology	16.5
Materials	4.8
Telecommunication Services	4.3
Utilities	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$347,872	(1)	$–	$–	$347,872
Investment Companies	1,680		–	–	1,680
Total Investments	$349,552		$–	$–	$349,552

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.9%

Australia – 2.1%

BHP Billiton Ltd.	59,640	$1,755

Woodside Petroleum Ltd.	54,383	1,928

WorleyParsons Ltd.	118,434	1,584
		5,267

Belgium – 2.1%

Anheuser-Busch InBev N.V.	46,797	5,191

Brazil – 3.1%

Petroleo Brasileiro S.A. ADR *	293,365	4,163

Vale S.A. ADR	331,470	3,649
		7,812

China – 2.1%

Bank of China Ltd., Class H	12,066,420	5,414

Denmark – 1.2%

Novo Nordisk A/S, Class B	65,437	3,118

France – 13.7%

Airbus Group N.V.	40,152	2,520

BNP Paribas S.A.	53,494	3,538

Bouygues S.A.	121,416	3,909

Casino Guichard Perrachon S.A.	29,265	3,145

Danone S.A.	47,321	3,159

GDF Suez	137,503	3,439

LVMH Moet Hennessy Louis Vuitton S.A.	29,145	4,724

Societe Generale S.A.	89,182	4,533

Total S.A.	40,278	2,603

Wendel S.A.	26,486	2,994
		34,564

Germany – 12.7%

Allianz S.E. (Registered)	23,724	3,844

Bayer A.G. (Registered)	27,656	3,873

Deutsche Bank A.G. (Registered)	82,666	2,900

GEA Group A.G.	88,995	3,869

Infineon Technologies A.G.	416,483	4,310

Rheinmetall A.G.	67,612	3,243

SAP S.E.	74,222	5,352

Siemens A.G. (Registered)	40,541	4,832
		32,223

Hong Kong – 0.8%

AIA Group Ltd.	384,750	1,986

Italy – 1.4%

Prysmian S.p.A.	194,332	3,587

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.9% – continued

Japan – 9.3%

Kawasaki Heavy Industries Ltd.	818,450	$3,272

KDDI Corp.	66,625	4,009

Kubota Corp.	215,450	3,396

Mitsubishi UFJ Financial Group, Inc.	865,363	4,898

Sony Corp.	237,300	4,276

Tokio Marine Holdings, Inc.	115,825	3,597
		23,448

Netherlands – 1.6%

Royal Dutch Shell PLC, Class A	2,534	96

Royal Dutch Shell PLC, Class B	101,419	4,001
		4,097

Singapore – 1.4%

DBS Group Holdings Ltd.	253,774	3,659

South Korea – 3.8%

Samsung Electronics Co. Ltd.	5,101	5,711

SK Telecom Co. Ltd. ADR	128,809	3,908
		9,619

Spain – 3.4%

Banco Bilbao Vizcaya Argentaria S.A.	151,383	1,813

Banco Santander S.A.	403,594	3,861

Iberdrola S.A.	403,239	2,881
		8,555

Sweden – 2.6%

Husqvarna AB, Class B	491,653	3,463

Telefonaktiebolaget LM Ericsson, Class B	248,859	3,141
		6,604

Switzerland – 10.6%

ABB Ltd. (Registered) *	142,696	3,192

Aryzta A.G. *	29,548	2,549

Credit Suisse Group A.G. (Registered) *	96,458	2,659

Givaudan S.A. (Registered) *	3,161	5,037

Novartis A.G. (Registered)	70,737	6,662

Roche Holding A.G. (Genusschein)	22,253	6,589
		26,688

United Kingdom – 13.7%

Barclays PLC	1,281,609	4,721

BP PLC	544,650	3,991

Diageo PLC	198,918	5,752

GlaxoSmithKline PLC	149,302	3,417

Prudential PLC	263,212	5,846

Standard Chartered PLC	162,319	2,990

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.9% – continued

United Kingdom – 13.7% – continued

Vodafone Group PLC	948,636	$3,127

WPP PLC	235,908	4,719
		34,563

United States – 6.3%

Carnival Corp.	126,345	5,075

Halliburton Co.	101,647	6,557

Schlumberger Ltd.	42,771	4,350
		15,982
Total Common Stocks (1)
(Cost $182,698)		232,377

PREFERRED STOCKS – 4.2%

Brazil – 2.6%

Itau Unibanco Holding S.A. ADR	478,144	6,637

Germany – 1.6%

Volkswagen A.G.	18,778	3,898
Total Preferred Stocks (1)
(Cost $9,726)		10,535

RIGHTS – 0.0%

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A. *	151,383	15
Total Rights
(Cost $15) (1)		15

INVESTMENT COMPANIES – 1.6%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	4,170,663	4,171
Total Investment Companies
(Cost $4,171)		4,171

Total Investments – 97.7%
(Cost $196,610)		247,098

Other Assets less Liabilities – 2.3%		5,750
NET ASSETS – 100.0%		$252,848

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,450,000 with net purchases of approximately $2,721,000 during the six months ended September 30, 2014.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	8.2
Energy	12.1
Financials	27.1
Health Care	9.7
Industrials	13.1
Information Technology	7.6
Materials	4.3
Telecommunication Services	4.5
Utilities	2.6

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	36.2%
British Pound	15.9
United States Dollar	14.1
Swiss Franc	11.0
Japanese Yen	9.7
All other currencies less than 5%	13.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities.The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

EQUITY FUND	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$7,812		$–		$–	$7,812
South Korea	3,908		5,711		–	9,619
Switzerland	2,548		24,140		–	26,688
United States	15,982		–		–	15,982
All Other Countries	–		172,276	(1)	–	172,276
Preferred Stocks
Brazil	6,637		–		–	6,637
Germany	–		3,898		–	3,898
Rights	15	(1)	–		–	15
Investment Companies	4,171		–		–	4,171
Total Investments	$41,073		$206,025		$–	$247,098

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000s)	Reason
Common Stocks
Switzerland	$2,548	Valuation at last trade price

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6%

Aerospace & Defense – 3.4%

General Dynamics Corp.	2,019	$257

L-3 Communications Holdings, Inc.	1,603	191

Lockheed Martin Corp.	717	131

Northrop Grumman Corp.	1,665	219

Raytheon Co.	2,265	230
		1,028

Apparel & Textile Products – 0.5%

Fossil Group, Inc. *	1,677	157

Asset Management – 0.6%

Legg Mason, Inc.	1,206	62

Leucadia National Corp.	4,375	104
		166

Banking – 6.1%

Bank of America Corp.	26,873	458

Citigroup, Inc.	6,846	355

Fifth Third Bancorp	889	18

JPMorgan Chase & Co.	5,987	360

PNC Financial Services Group (The), Inc.	2,887	247

SunTrust Banks, Inc.	5,098	194

Wells Fargo & Co.	4,244	220
		1,852

Biotechnology & Pharmaceuticals – 8.1%

Biogen Idec, Inc. *	659	218

Eli Lilly & Co.	4,451	289

Gilead Sciences, Inc. *	4,528	482

Johnson & Johnson	6,274	669

Merck & Co., Inc.	5,541	328

Pfizer, Inc.	16,007	473
		2,459

Chemicals – 3.0%

Avery Dennison Corp.	619	28

Dow Chemical (The) Co.	5,410	284

International Flavors & Fragrances, Inc.	1,262	121

LyondellBasell Industries N.V., Class A	2,518	273

PPG Industries, Inc.	1,112	219
		925

Commercial Services – 1.0%

Cintas Corp.	2,486	176

H&R Block, Inc.	4,101	127
		303

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

Consumer Products – 7.0%

Altria Group, Inc.	7,420	$341

Archer-Daniels-Midland Co.	5,055	258

Clorox (The) Co.	877	84

Coca-Cola (The) Co.	1,874	80

Dr. Pepper Snapple Group, Inc.	3,333	214

General Mills, Inc.	4,252	215

Kimberly-Clark Corp.	2,148	231

Lorillard, Inc.	979	59

PepsiCo, Inc.	2,097	195

Philip Morris International, Inc.	581	48

Procter & Gamble (The) Co.	2,290	192

Tyson Foods, Inc., Class A	5,120	202
		2,119

Consumer Services – 0.3%

Graham Holdings Co., Class B	137	96

Containers & Packaging – 1.7%

3M Co.	2,268	321

Ball Corp.	2,996	190
		511

Distributors – Discretionary – 0.6%

Genuine Parts Co.	2,198	193

Electrical Equipment – 2.1%

Dover Corp.	2,157	173

Emerson Electric Co.	3,576	224

General Electric Co.	9,937	255
		652

Gaming, Lodging & Restaurants – 0.8%

Marriott International, Inc., Class A	584	41

McDonald’s Corp.	2,268	215
		256

Hardware – 7.4%

Apple, Inc.	11,967	1,206

Cisco Systems, Inc.	14,009	352

Harris Corp.	2,513	167

Hewlett-Packard Co.	8,361	296

Pitney Bowes, Inc.	6,830	171

Seagate Technology PLC	1,189	68
		2,260

Health Care Facilities & Services – 2.4%

Aetna, Inc.	853	69

Cardinal Health, Inc.	2,792	209

Humana, Inc.	1,601	209

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

Health Care Facilities & Services – 2.4% – continued

WellPoint, Inc.	2,127	$254
		741

Home & Office Products – 0.6%

Whirlpool Corp.	1,268	185

Institutional Financial Services – 1.4%

Bank of New York Mellon (The) Corp.	41	2

Goldman Sachs Group (The), Inc.	1,681	308

Morgan Stanley	3,392	117
		427

Insurance – 3.5%

American International Group, Inc.	2,376	128

Assurant, Inc.	2,788	179

Berkshire Hathaway, Inc., Class B *	1,520	210

Genworth Financial, Inc., Class A *	11,121	146

Lincoln National Corp.	3,662	196

Unum Group	5,104	176

XL Group PLC	1,325	44
		1,079

Machinery – 1.3%

Caterpillar, Inc.	1,009	100

Joy Global, Inc.	2,014	110

Parker-Hannifin Corp.	1,593	182
		392

Media – 5.1%

Comcast Corp., Class A	894	48

DIRECTV *	2,897	251

Facebook, Inc., Class A *	3,168	250

Gannett Co., Inc.	4,351	129

Google, Inc., Class A *	611	360

Omnicom Group, Inc.	2,809	194

Priceline Group (The), Inc. *	40	46

VeriSign, Inc. *	2,163	119

Viacom, Inc., Class B	1,573	121

Walt Disney (The) Co.	526	47
		1,565

Medical Equipment & Devices – 2.2%

Agilent Technologies, Inc.	301	17

Becton Dickinson and Co.	1,747	199

CR Bard, Inc.	1,341	191

Medtronic, Inc.	4,463	277
		684

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

Oil, Gas & Coal – 9.1%

Chevron Corp.	4,486	$535

ConocoPhillips	4,110	314

Exxon Mobil Corp.	8,664	815

Helmerich & Payne, Inc.	1,712	168

Marathon Oil Corp.	1,442	54

Occidental Petroleum Corp.	2,928	281

Phillips 66	450	37

Schlumberger Ltd.	3,743	381

Valero Energy Corp.	4,036	187
		2,772

Passenger Transportation – 0.9%

Southwest Airlines Co.	7,806	264

Real Estate Investment Trusts – 1.9%

Equity Residential	3,279	202

HCP, Inc.	4,493	178

Host Hotels & Resorts, Inc.	8,912	190
		570

Retail – Consumer Staples – 2.3%

CVS Health Corp.	4,263	339

Kroger (The) Co.	4,466	232

Wal-Mart Stores, Inc.	1,764	135
		706

Retail – Discretionary – 4.6%

Amazon.com, Inc. *	350	113

Bed Bath & Beyond, Inc. *	2,786	183

Best Buy Co., Inc.	6,413	215

Coach, Inc.	2,319	83

GameStop Corp., Class A	4,638	191

Gap (The), Inc.	4,187	175

Home Depot (The), Inc.	162	15

Kohl’s Corp.	2,457	150

Macy’s, Inc.	3,703	215

PetSmart, Inc.	946	66
		1,406

Semiconductors – 1.8%

Intel Corp.	13,524	471

Micron Technology, Inc. *	546	19

QUALCOMM, Inc.	493	37

Xilinx, Inc.	264	11
		538

Software – 3.8%

Microsoft Corp.	16,549	767

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

Software – 3.8% – continued

Oracle Corp.	10,501	$402
		1,169

Specialty Finance – 1.5%

Capital One Financial Corp.	3,088	252

Discover Financial Services	271	18

Western Union (The) Co.	11,167	179
		449

Technology Services – 3.4%

Accenture PLC, Class A	3,096	252

Computer Sciences Corp.	2,898	177

International Business Machines Corp.	2,590	492

McGraw Hill Financial, Inc.	1,283	108

Xerox Corp.	1,438	19
		1,048

Telecom – 2.1%

AT&T, Inc.	13,501	476

Verizon Communications, Inc.	3,082	154
		630

Transportation & Logistics – 0.2%

C.H. Robinson Worldwide, Inc.	29	2

Norfolk Southern Corp.	527	59

Ryder System, Inc.	119	10
		71

Utilities – 2.9%

AES Corp.	12,323	175

Ameren Corp.	4,607	177

American Electric Power Co., Inc.	3,725	194

DTE Energy Co.	862	65

Entergy Corp.	1,109	86

Public Service Enterprise Group, Inc.	5,378	200
		897
Total Common Stocks
(Cost $24,177)		28,570

INVESTMENT COMPANIES – 5.6%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	1,635,945	1,636

SPDR S&P 500 ETF Trust	326	64
Total Investment Companies
(Cost $1,699)		1,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 10/2/14 (3)	$80	$80
Total Short-Term Investments
(Cost $80)		80

Total Investments – 99.4%
(Cost $25,956)		30,350

Other Assets less Liabilities – 0.6%		172
NET ASSETS – 100.0%		$30,522

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31,2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,459,000 with net purchases of approximately $177,000 during the six months ended September 30, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	17	$1,671	Long	12/14	$(14)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	9.9
Energy	9.7
Financials	15.8
Health Care	13.6
Industrials	10.7
Information Technology	19.7
Materials	3.9
Telecommunication Services	2.2
Utilities	3.1

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$28,570	(1)	$–	$–	$28,570
Investment Companies	1,700		–	–	1,700
Short Term Investments	–		80	–	80
Total Investments	$30,270		$80	$–	$30,350

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(14)	$–	$–		$(14)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9%

Aerospace & Defense – 2.4%

Boeing (The) Co.	12,241	$1,559

Precision Castparts Corp.	8,450	2,002
		3,561

Apparel & Textile Products – 1.1%

VF Corp.	23,665	1,563

Automotive – 1.8%

General Motors Co.	83,448	2,665

Banking – 12.1%

BB&T Corp.	64,049	2,383

Citigroup, Inc.	95,123	4,929

JPMorgan Chase & Co.	98,050	5,907

Wells Fargo & Co.	86,197	4,471
		17,690

Biotechnology & Pharmaceuticals – 6.6%

Amgen, Inc.	10,195	1,432

Celgene Corp. *	25,248	2,393

Gilead Sciences, Inc. *	29,478	3,138

Pfizer, Inc.	62,315	1,843

Regeneron Pharmaceuticals, Inc. *	2,195	791
		9,597

Chemicals – 1.6%

Monsanto Co.	20,568	2,314

Consumer Products – 3.1%

Church & Dwight Co., Inc.	23,861	1,674

Mondelez International, Inc., Class A	41,658	1,427

Procter & Gamble (The) Co.	17,345	1,453
		4,554

Electrical Equipment – 5.2%

Emerson Electric Co.	31,324	1,960

General Electric Co.	158,116	4,051

Honeywell International, Inc.	17,199	1,602
		7,613

Gaming, Lodging & Restaurants – 3.8%

McDonald’s Corp.	16,434	1,558

Starbucks Corp.	34,290	2,588

Yum! Brands, Inc.	20,463	1,473
		5,619

Hardware – 8.8%

Apple, Inc.	72,526	7,307

Cisco Systems, Inc.	129,802	3,267

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Hardware – 8.8% – continued

EMC Corp.	78,706	$2,303
		12,877

Health Care Facilities & Services – 6.2%

Catamaran Corp. *	60,364	2,544

Community Health Systems, Inc. *	53,706	2,943

Express Scripts Holding Co. *	50,098	3,538
		9,025

Institutional Financial Services – 1.2%

Intercontinental Exchange, Inc.	8,887	1,734

Insurance – 4.6%

American International Group, Inc.	35,188	1,901

CNO Financial Group, Inc.	108,573	1,841

MetLife, Inc.	54,823	2,945
		6,687

Media – 6.4%

Comcast Corp., Class A	28,685	1,543

Google, Inc., Class A *	2,089	1,229

Google, Inc., Class C *	2,628	1,517

Twenty-First Century Fox, Inc., Class A	72,421	2,483

Walt Disney (The) Co.	28,288	2,519
		9,291

Medical Equipment & Devices – 5.4%

Baxter International, Inc.	46,044	3,304

CR Bard, Inc.	7,819	1,116

Danaher Corp.	23,621	1,795

Zimmer Holdings, Inc.	17,232	1,733
		7,948

Oil, Gas & Coal – 9.8%

Apache Corp.	21,702	2,037

BP PLC ADR	38,793	1,705

Chevron Corp.	15,954	1,904

Exxon Mobil Corp.	29,014	2,729

National Oilwell Varco, Inc.	26,191	1,993

Noble Corp. PLC	56,797	1,262

Schlumberger Ltd.	27,084	2,754
		14,384

Real Estate Investment Trusts – 1.2%

American Tower Corp.	19,485	1,824

Retail – Consumer Staples – 2.4%

CVS Health Corp.	44,744	3,561

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Retail – Discretionary – 4.1%

Dick’s Sporting Goods, Inc.	49,033	$2,152

Macy’s, Inc.	26,711	1,554

TJX (The) Cos., Inc.	38,396	2,272
		5,978

Semiconductors – 6.6%

Altera Corp.	65,562	2,346

Intel Corp.	41,557	1,447

NXP Semiconductor N.V. *	41,953	2,871

QUALCOMM, Inc.	39,836	2,978
		9,642

Software – 2.3%

Oracle Corp.	45,729	1,750

Teradata Corp. *	40,237	1,687
		3,437

Utilities – 2.2%

Exelon Corp.	61,831	2,108

Southern (The) Co.	25,281	1,103
		3,211
Total Common Stocks
(Cost $99,763)		144,775

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	1,010,150	1,010
Total Investment Companies
(Cost $1,010)		1,010

Total Investments – 99.6%
(Cost $100,773)		145,785

Other Assets less Liabilities – 0.4%		532
NET ASSETS – 100.0%		$146,317

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $943,000 with net purchases of approximately $67,000 during the six months ended September 30, 2014.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.5%
Consumer Staples	5.6
Energy	9.9
Financials	19.3
Health Care	17.1
Industrials	9.0
Information Technology	19.8
Materials	1.6
Utilities	2.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$144,775	(1)	$–	$–	$144,775
Investment Companies	1,010		–	–	1,010
Total Investments	$145,785		$–	$–	$145,785

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3%

Aerospace & Defense – 1.0%

Precision Castparts Corp.	4,205	$996

Apparel & Textile Products – 1.8%

NIKE, Inc., Class B	19,638	1,752

Automotive – 3.2%

BorgWarner, Inc.	30,702	1,615

Goodyear Tire & Rubber (The) Co.	72,031	1,627
		3,242

Banking – 1.6%

Citigroup, Inc.	29,991	1,554

Biotechnology & Pharmaceuticals – 12.1%

Alexion Pharmaceuticals, Inc. *	9,870	1,637

Biogen Idec, Inc. *	7,371	2,438

Celgene Corp. *	32,506	3,081

Gilead Sciences, Inc. *	31,948	3,401

Regeneron Pharmaceuticals, Inc. *	4,347	1,567
		12,124

Chemicals – 1.0%

Monsanto Co.	8,821	992

Consumer Products – 2.7%

Church & Dwight Co., Inc.	18,098	1,270

Estee Lauder (The) Cos., Inc., Class A	18,561	1,387
		2,657

Electrical Equipment – 2.2%

Eaton Corp. PLC	14,798	938

Trimble Navigation Ltd. *	40,391	1,232
		2,170

Engineering & Construction Services – 1.0%

Quanta Services, Inc. *	27,623	1,002

Gaming, Lodging & Restaurants – 3.3%

Starbucks Corp.	23,105	1,744

Yum! Brands, Inc.	21,011	1,512
		3,256

Hardware – 7.6%

Apple, Inc.	75,165	7,573

Health Care Facilities & Services – 3.8%

Catamaran Corp. *	38,537	1,624

HCA Holdings, Inc. *	30,926	2,181
		3,805

Home & Office Products – 5.9%

Mohawk Industries, Inc. *	15,134	2,041

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Home & Office Products – 5.9% – continued

Toll Brothers, Inc. *	55,846	$1,740

Whirlpool Corp.	14,240	2,074
		5,855

Insurance – 2.1%

Ameriprise Financial, Inc.	17,287	2,133

Machinery – 1.8%

Sensata Technologies Holding N.V. *	41,503	1,848

Manufactured Goods – 0.9%

Valmont Industries, Inc.	7,020	947

Media – 15.0%

Alliance Data Systems Corp. *	7,813	1,940

Facebook, Inc., Class A *	35,841	2,833

Google, Inc., Class A *	4,314	2,538

Google, Inc., Class C *	5,187	2,995

Priceline Group (The), Inc. *	2,874	3,330

Walt Disney (The) Co.	15,389	1,370
		15,006

Medical Equipment & Devices – 5.0%

Danaher Corp.	19,333	1,469

Edwards Lifesciences Corp. *	17,314	1,769

Intuitive Surgical, Inc. *	3,799	1,754
		4,992

Oil, Gas & Coal – 5.2%

EOG Resources, Inc.	23,158	2,293

Schlumberger Ltd.	28,323	2,880
		5,173

Passenger Transportation – 1.6%

Spirit Airlines, Inc. *	22,396	1,549

Real Estate Investment Trusts – 2.0%

American Tower Corp.	21,443	2,008

Retail – Consumer Staples – 1.3%

Costco Wholesale Corp.	10,744	1,346

Retail – Discretionary – 2.0%

Amazon.com, Inc. *	1,616	521

TJX (The) Cos., Inc.	25,481	1,508
		2,029

Semiconductors – 4.0%

ARM Holdings PLC ADR	41,386	1,808

NXP Semiconductor N.V. *	32,495	2,224
		4,032

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Software – 5.1%

Palo Alto Networks, Inc. *	10,296	$1,010

Salesforce.com, Inc. *	34,208	1,968

ServiceNow, Inc. *	18,104	1,064

Splunk, Inc. *	18,442	1,021
		5,063

Specialty Finance – 2.6%

MasterCard, Inc., Class A	35,380	2,615

Transportation & Logistics – 1.1%

Kansas City Southern	8,952	1,085

Transportation Equipment – 1.4%

Cummins, Inc.	10,956	1,446
Total Common Stocks
(Cost $69,931)		98,250

INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	1,709,243	1,709
Total Investment Companies
(Cost $1,709)		1,709

Total Investments – 100.0%
(Cost $71,640)		99,959

Liabilities less Other Assets – 0.0%		(37)
NET ASSETS – 100.0%		$99,922

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,068,000 with net sales of approximately $359,000 during the six months ended September 30, 2014.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	21.2%
Consumer Staples	4.1
Energy	5.2
Financials	5.8
Health Care	19.8
Industrials	11.5
Information Technology	31.4
Materials	1.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$98,250	(1)	$–	$–	$98,250
Investment Companies	1,709		–	–	1,709
Total Investments	$99,959		$–	$–	$99,959

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3%

Aerospace & Defense – 2.3%

Exelis, Inc.	10,311	$171

General Dynamics Corp.	3,143	399

L-3 Communications Holdings, Inc.	827	98

Northrop Grumman Corp.	11,300	1,489

Oshkosh Corp.	691	31

Raytheon Co.	3,190	324
		2,512

Asset Management – 0.5%

Legg Mason, Inc.	9,763	500

Automotive – 0.7%

Johnson Controls, Inc.	4,927	217

TRW Automotive Holdings Corp. *	1,064	108

Visteon Corp. *	3,821	371
		696

Banking – 11.4%

Bank of America Corp.	315,698	5,383

Citigroup, Inc.	95,853	4,967

JPMorgan Chase & Co.	21,923	1,321

PNC Financial Services Group (The), Inc.	1	–

Popular, Inc. *	793	23

Zions Bancorporation	16,624	483
		12,177

Biotechnology & Pharmaceuticals – 6.7%

Johnson & Johnson	14,756	1,573

Merck & Co., Inc.	26,345	1,561

Pfizer, Inc.	135,979	4,021
		7,155

Chemicals – 1.6%

Albemarle Corp.	11,633	685

Avery Dennison Corp.	9,496	424

Celanese Corp., Class A	9,549	559

Dow Chemical (The) Co.	2	–

E.I. du Pont de Nemours & Co.	374	27
		1,695

Commercial Services – 1.5%

Cintas Corp.	12,773	902

Manpowergroup, Inc.	3,490	245

RR Donnelley & Sons Co.	26,392	434

Vectrus, Inc. *	573	11
		1,592

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Consumer Products – 4.1%

Archer-Daniels-Midland Co.	31,151	$1,592

ConAgra Foods, Inc.	1	–

Dr Pepper Snapple Group, Inc.	12,960	834

Energizer Holdings, Inc.	563	69

Pilgrim’s Pride Corp. *	8,973	274

Procter & Gamble (The) Co.	13,563	1,136

Tyson Foods, Inc., Class A	11,020	434
		4,339

Consumer Services – 0.2%

Aaron’s, Inc.	6,800	166

Apollo Education Group, Inc. *	967	24
		190

Containers & Packaging – 2.4%

AptarGroup, Inc.	375	23

Bemis Co., Inc.	21,122	803

International Paper Co.	19,847	948

Sonoco Products Co.	20,671	812
		2,586

Design, Manufacturing & Distribution – 1.5%

Arrow Electronics, Inc. *	14,313	792

Avnet, Inc.	19,402	805

Jabil Circuit, Inc.	1,625	33
		1,630

Distributors – Consumer Staples – 1.0%

Bunge Ltd.	1,408	119

Sysco Corp.	25,566	970
		1,089

Distributors – Discretionary – 0.5%

Ingram Micro, Inc., Class A *	9,958	257

Tech Data Corp. *	5,416	319
		576

Electrical Equipment – 3.2%

Babcock & Wilcox (The) Co.	6,929	192

General Electric Co.	64,598	1,655

Ingersoll-Rand PLC	13,707	773

Tyco International Ltd.	18,118	807
		3,427

Engineering & Construction Services – 0.8%

AECOM Technology Corp. *	762	26

Chicago Bridge & Iron Co. N.V.	453	26

Fluor Corp.	11,147	745

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Engineering & Construction Services – 0.8% – continued

URS Corp.	542	$31
		828

Forest & Paper Products – 0.0%

Domtar Corp.	410	14

Gaming, Lodging & Restaurants – 0.0%

Carnival Corp.	1	–

International Game Technology	1,981	33
		33

Hardware – 2.9%

Cisco Systems, Inc.	13,128	330

Dolby Laboratories, Inc., Class A *	273	11

EMC Corp.	4	–

Harris Corp.	750	50

Hewlett-Packard Co.	38,756	1,375

Lexmark International, Inc., Class A	9,978	424

NetApp, Inc.	15,739	676

Western Digital Corp.	2,245	219
		3,085

Health Care Facilities & Services – 4.8%

Aetna, Inc.	6,130	497

Cardinal Health, Inc.	16,498	1,236

Cigna Corp.	5,649	512

Health Net, Inc. *	593	27

Humana, Inc.	3,522	459

Laboratory Corp. of America Holdings *	441	45

MEDNAX, Inc. *	3,118	171

Patterson Cos., Inc.	569	24

Quest Diagnostics, Inc.	1,362	83

UnitedHealth Group, Inc.	20,605	1,777

WellPoint, Inc.	2,861	342
		5,173

Home & Office Products – 1.6%

Leggett & Platt, Inc.	434	15

Newell Rubbermaid, Inc.	26,663	918

NVR, Inc. *	606	685

Stanley Black & Decker, Inc.	1,343	119
		1,737

Industrial Services – 0.0%

WESCO International, Inc. *	349	27

Institutional Financial Services – 1.7%

Bank of New York Mellon (The) Corp.	2	–

Goldman Sachs Group (The), Inc.	4,658	855

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Institutional Financial Services – 1.7% – continued

NASDAQ OMX Group (The), Inc.	2,914	$124

State Street Corp.	11,545	850
		1,829

Insurance – 8.5%

Allied World Assurance Co. Holdings A.G.	16,147	595

Allstate (The) Corp.	4,404	270

American Financial Group, Inc.	449	26

American International Group, Inc.	29,927	1,617

Aspen Insurance Holdings Ltd.	450	19

Assurant, Inc.	12,860	827

Assured Guaranty Ltd.	1,429	32

Axis Capital Holdings Ltd.	896	42

Chubb (The) Corp.	2,465	225

Everest Re Group Ltd.	1,786	289

Lincoln National Corp.	2,579	138

PartnerRe Ltd.	438	48

RenaissanceRe Holdings Ltd.	4,198	420

StanCorp Financial Group, Inc.	292	18

Travelers (The) Cos., Inc.	18,336	1,723

Unum Group	2,428	84

Validus Holdings Ltd.	670	26

Voya Financial, Inc.	23,146	905

White Mountains Insurance Group Ltd.	1,237	779

WR Berkley Corp.	18,852	901

XL Group PLC	2,559	85
		9,069

Iron & Steel – 0.0%

Steel Dynamics, Inc.	1,870	42

Leisure Products – 0.1%

Mattel, Inc.	1,995	61

Machinery – 1.3%

AGCO Corp.	785	36

Caterpillar, Inc.	5,086	504

Joy Global, Inc.	891	49

Lincoln Electric Holdings, Inc.	396	27

Parker Hannifin Corp.	651	74

SPX Corp.	7,308	686
		1,376

Media – 0.9%

Twenty-First Century Fox, Inc., Class A	29,604	1,015

Medical Equipment & Devices – 1.6%

Abbott Laboratories	3	–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Medical Equipment & Devices – 1.6% – continued

Agilent Technologies, Inc.	2,823	$161

Hill-Rom Holdings, Inc.	20,266	840

Medtronic, Inc.	10,375	643

PerkinElmer, Inc.	742	32
		1,676

Oil, Gas & Coal – 14.2%

Apache Corp.	3,962	372

Baker Hughes, Inc.	4,081	265

Cameron International Corp. *	1,053	70

Chesapeake Energy Corp.	3,910	90

Chevron Corp.	20,015	2,388

ConocoPhillips	21,410	1,638

Denbury Resources, Inc.	3,115	47

Exxon Mobil Corp.	70,948	6,673

Helmerich & Payne, Inc.	3,119	305

Hess Corp.	2,829	267

Marathon Oil Corp.	6,882	259

Marathon Petroleum Corp.	542	46

Nabors Industries Ltd.	2,483	57

National Oilwell Varco, Inc.	4,011	305

Occidental Petroleum Corp.	13,941	1,340

Oil States International, Inc. *	335	21

Patterson-UTI Energy, Inc.	475	15

Phillips 66	9,741	792

Tesoro Corp.	599	37

Unit Corp. *	341	20

Valero Energy Corp.	4,073	188
		15,195

Passenger Transportation – 0.0%

Southwest Airlines Co.	450	15

Real Estate Investment Trusts – 3.1%

Columbia Property Trust, Inc.	725	17

Equity Residential	19,060	1,174

HCP, Inc.	24,178	960

Home Properties, Inc.	451	26

Host Hotels & Resorts, Inc.	42,738	912

Kimco Realty Corp.	3,900	85

Piedmont Office Realty Trust, Inc., Class A	1,114	20

SL Green Realty Corp.	916	93
		3,287

Retail – Consumer Staples – 3.7%

Big Lots, Inc.	4,249	183

CVS Caremark Corp.	10,453	832

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Retail – Consumer Staples – 3.7% – continued

Dollar General Corp. *	9,653	$590

Safeway, Inc.	25,198	864

Target Corp.	5,846	367

Wal-Mart Stores, Inc.	14,961	1,144
		3,980

Retail – Discretionary – 2.0%

Abercrombie & Fitch Co., Class A	2,482	90

Bed Bath & Beyond, Inc. *	3,506	231

Best Buy Co., Inc.	4,436	149

Coach, Inc.	1,883	67

Dillard’s, Inc., Class A	298	32

Foot Locker, Inc.	1,102	61

GameStop Corp., Class A	2,069	85

Kohl’s Corp.	3,089	189

Lowe’s Cos., Inc.	16,727	885

Macy’s, Inc.	3,678	214

Staples, Inc.	7,575	92
		2,095

Semiconductors – 0.4%

Vishay Intertechnology, Inc.	734	10

Xilinx, Inc.	11,017	467
		477

Software – 0.5%

CA, Inc.	3,034	85

Microsoft Corp.	6,883	319

Symantec Corp.	6,855	161
		565

Specialty Finance – 1.0%

Capital One Financial Corp.	1	–

CIT Group, Inc.	1,836	84

Fidelity National Information Services, Inc.	2,470	139

Navient Corp.	49,109	870
		1,093

Technology Services – 1.9%

Amdocs Ltd.	1,473	68

Computer Sciences Corp.	11,513	704

DST Systems, Inc.	8,156	684

Genpact Ltd. *	933	15

Leidos Holdings, Inc.	7,334	252

Thomson Reuters Corp.	3,456	126

Xerox Corp.	11,511	152
		2,001

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.3% – continued

Telecom – 4.1%

AT&T, Inc.	121,227	$4,272

Frontier Communications Corp.	8,819	57

Telephone & Data Systems, Inc.	485	12
		4,341

Transportation & Logistics – 1.6%

CSX Corp.	10,272	329

FedEx Corp.	8,889	1,435
		1,764

Utilities – 3.9%

AGL Resources, Inc.	16,161	830

Alliant Energy Corp.	12,822	710

Consolidated Edison, Inc.	4,588	260

Entergy Corp.	12,464	964

Integrys Energy Group, Inc.	858	56

Pepco Holdings, Inc.	14,169	379

Public Service Enterprise Group, Inc.	25,567	952

TECO Energy, Inc.	1,686	29
		4,180

Waste & Environment Services & Equipment – 0.1%

Republic Services, Inc.	2,534	99
Total Common Stocks
(Cost $96,862)		105,221

INVESTMENT COMPANIES – 1.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	1,601,316	1,601
Total Investment Companies
(Cost $1,601)		1,601

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill,

0.02%, 4/30/15 (3)	$95	$95

0.01%, 10/2/14 (3)	15	15
Total Short-Term Investments
(Cost $110)		110

Total Investments – 99.9%
(Cost $98,573)		106,932

Other Assets less Liabilities – 0.1%		93
NET ASSETS – 100.0%		$107,025

(1)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,200,000 with net sales of approximately $1,599,000 during the six months ended September 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	18	$1,769	Long	12/14	$(24)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.6%
Consumer Staples	7.9
Energy	14.5
Financials	26.4
Health Care	13.3
Industrials	11.2
Information Technology	7.9
Materials	4.1
Telecommunication Services	4.1
Utilities	4.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$105,221	(1)	$–	$–	$105,221
Investment Companies	1,601		–	–	1,601
Short-Term Investments	–		110	–	110
Total Investments	$106,822		$110	$–	$106,932

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(24)	$–	$–		$(24)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	EPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3%

Aerospace & Defense – 1.5%

AAR Corp.	3,286	$79

Aerovironment, Inc. *	1,013	31

Astronics Corp. *	3,044	145

Astronics Corp., Class B *	508	24

Breeze-Eastern Corp. *	5,455	56

Ducommun, Inc. *	2,479	68

Esterline Technologies Corp. *	2,670	297

GenCorp, Inc. *	10,600	169

HEICO Corp.	7,140	334

LMI Aerospace, Inc. *	1,314	17

Moog, Inc., Class A *	5,036	345

Orbital Sciences Corp. *	8,853	246

SIFCO Industries, Inc.	422	13

Smith & Wesson Holding Corp. *	1,096	11

Sturm Ruger & Co., Inc.	2,268	110

Taser International, Inc. *	3,263	50

Teledyne Technologies, Inc. *	4,467	420

Woodward, Inc.	8,065	384
		2,799

Apparel & Textile Products – 1.3%

Cherokee, Inc.	354	6

Columbia Sportswear Co.	4,180	149

Deckers Outdoor Corp. *	3,600	350

Delta Apparel, Inc. *	1,098	10

G-III Apparel Group Ltd. *	3,790	314

Iconix Brand Group, Inc. *	7,964	294

Movado Group, Inc.	2,774	92

Oxford Industries, Inc.	2,359	144

Perry Ellis International, Inc. *	2,102	43

Quiksilver, Inc. *	17,001	29

Skechers U.S.A., Inc., Class A *	3,370	180

Steven Madden Ltd. *	8,376	270

Superior Uniform Group, Inc.	3,036	66

Unifi, Inc. *	2,042	53

Vera Bradley, Inc. *	459	9

Weyco Group, Inc.	865	22

Wolverine World Wide, Inc.	12,654	317
		2,348

Asset Management – 0.8%

Altisource Asset Management Corp. *	300	203

BlackRock Kelso Capital Corp.	600	5

Calamos Asset Management, Inc., Class A	1,513	17

Capital Southwest Corp.	300	11

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Asset Management – 0.8% – continued

Cohen & Steers, Inc.	2,559	$98

Diamond Hill Investment Group, Inc.	877	108

Financial Engines, Inc.	3,897	133

GAMCO Investors, Inc., Class A	2,067	146

Hercules Technology Growth Capital, Inc.	100	1

Home Loan Servicing Solutions Ltd.	2,900	62

Janus Capital Group, Inc.	17,812	259

NorthStar Asset Management Group, Inc. *	6,361	117

Pzena Investment Management, Inc., Class A	3,421	33

Safeguard Scientifics, Inc. *	2,408	44

Siebert Financial Corp. *	758	2

Solar Capital Ltd.	100	2

Virtus Investment Partners, Inc.	756	131

Westwood Holdings Group, Inc.	422	24

WisdomTree Investments, Inc. *	9,300	106
		1,502

Automotive – 1.2%

Actuant Corp., Class A	7,008	214

American Axle & Manufacturing

Holdings, Inc. *	2,364	40

Cooper Tire & Rubber Co.	6,955	200

Dana Holding Corp.	16,530	317

Dorman Products, Inc. *	3,508	141

Gentherm, Inc. *	4,034	170

Methode Electronics, Inc.	6,109	225

Miller Industries, Inc.	2,868	48

Modine Manufacturing Co. *	6,014	71

Remy International, Inc.	4,300	88

Standard Motor Products, Inc.	3,484	120

Strattec Security Corp.	100	8

Superior Industries International, Inc.	3,878	68

Tenneco, Inc. *	5,620	294

TriMas Corp. *	4,996	122
		2,126

Banking – 8.3%

1st Source Corp.	4,611	131

Access National Corp.	5,400	88

Alliance Bancorp, Inc. of Pennsylvania	367	6

American National Bankshares, Inc.	2,219	50

Ameris Bancorp	727	16

Ames National Corp.	2,091	47

Arrow Financial Corp.	2,640	66

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 8.3% – continued

Astoria Financial Corp.	8,909	$110

Banc of California, Inc.	632	7

BancFirst Corp.	900	56

Banco Latinoamericano de Comercio Exterior S.A., Class E	2,934	90

Bancorp (The), Inc. *	1,080	9

BancorpSouth, Inc.	8,536	172

Bank Mutual Corp.	4,330	28

Bank of Hawaii Corp.	4,500	256

Bank of Kentucky Financial (The) Corp.	925	43

Bank of Marin Bancorp	330	15

Bank of South Carolina Corp.	100	1

Bank of the Ozarks, Inc.	6,522	206

BankFinancial Corp.	1,490	15

Banner Corp.	2,093	81

Bar Harbor Bankshares	2,326	67

BBCN Bancorp, Inc.	10,641	155

BCB Bancorp, Inc.	465	6

Beneficial Mutual Bancorp, Inc. *	7,547	96

Berkshire Bancorp, Inc.	121	1

Berkshire Hills Bancorp, Inc.	7,529	177

BofI Holding, Inc. *	1,600	116

Boston Private Financial Holdings, Inc.	2,108	26

Brookline Bancorp, Inc.	4,740	41

Bryn Mawr Bank Corp.	4,124	117

California First National Bancorp	1,406	21

Camden National Corp.	732	26

Cape Bancorp, Inc.	786	7

Capital City Bank Group, Inc.	3,280	44

Capitol Federal Financial, Inc.	13,700	162

Cardinal Financial Corp.	902	15

Cascade Bancorp *	4,543	23

Cathay General Bancorp	8,685	216

Centerstate Banks, Inc.	471	5

Century Bancorp, Inc., Class A	2,120	73

Chemical Financial Corp.	3,782	102

Cheviot Financial Corp.	492	6

Chicopee Bancorp, Inc.	632	9

Citizens & Northern Corp.	588	11

City Holding Co.	2,220	94

Clifton Bancorp, Inc.	2,221	28

CoBiz Financial, Inc.	1,244	14

Columbia Banking System, Inc.	5,882	146

Commercial National Financial Corp.	121	3

Community Bank System, Inc.	4,436	149

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 8.3% – continued

Community Trust Bancorp, Inc.	2,262	$76

ConnectOne Bancorp, Inc.	4,617	88

CVB Financial Corp.	11,072	159

Dime Community Bancshares, Inc.	2,244	32

Eagle Bancorp, Inc. *	3,588	114

Enterprise Bancorp, Inc.	557	10

Enterprise Financial Services Corp.	603	10

ESB Financial Corp.	551	6

ESSA Bancorp, Inc.	632	7

EverBank Financial Corp.	7,400	131

Farmers Capital Bank Corp. *	563	13

Fidelity Southern Corp.	1,385	19

Financial Institutions, Inc.	2,994	67

First Bancorp	1,178	19

First Bancorp, Inc.	2,547	42

First Busey Corp.	12,652	70

First Citizens BancShares, Inc., Class A	672	146

First Clover Leaf Financial Corp.	167	2

First Community Bancshares, Inc.	3,726	53

First Defiance Financial Corp.	1,292	35

First Financial Bancorp	5,896	93

First Financial Bankshares, Inc.	7,904	220

First Financial Corp.	2,363	73

First Financial Northwest, Inc.	640	7

First Merchants Corp.	921	19

First Midwest Bancorp, Inc.	8,290	133

First of Long Island (The) Corp.	2,138	74

First South Bancorp, Inc.	322	3

FirstMerit Corp.	15,311	269

Flushing Financial Corp.	1,360	25

FNB Corp.	15,475	186

Fox Chase Bancorp, Inc.	4,793	78

Fulton Financial Corp.	18,000	199

German American Bancorp, Inc.	311	8

Glacier Bancorp, Inc.	6,517	169

Great Southern Bancorp, Inc.	4,751	144

Guaranty Bancorp	677	9

Hancock Holding Co.	7,851	252

Hanmi Financial Corp.	3,851	78

Hawthorn Bancshares, Inc.	452	6

Heartland Financial USA, Inc.	563	13

Heritage Financial Corp.	863	14

Heritage Financial Group, Inc.	3,000	61

HF Financial Corp.	465	6

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 8.3% – continued

Hingham Institution for Savings	64	$5

Home BancShares, Inc.	4,144	122

Iberiabank Corp.	4,276	267

Independent Bank Corp.	2,925	104

International Bancshares Corp.	7,541	186

Investors Bancorp, Inc.	16,646	169

Kearny Financial Corp. *	7,096	95

Kentucky First Federal Bancorp	562	5

Lakeland Bancorp, Inc.	6,394	62

Lakeland Financial Corp.	880	33

Landmark Bancorp, Inc.	4,200	97

MainSource Financial Group, Inc.	904	16

MB Financial, Inc.	5,037	139

Merchants Bancshares, Inc.	2,361	67

Meridian Bancorp, Inc. *	1,464	15

Metro Bancorp, Inc. *	714	17

Middleburg Financial Corp.	1,990	35

MidSouth Bancorp, Inc.	598	11

MidWestOne Financial Group, Inc.	425	10

MutualFirst Financial, Inc.	346	8

NASB Financial, Inc.	3,779	90

National Bankshares, Inc.	1,600	44

National Penn Bancshares, Inc.	12,272	119

NBT Bancorp, Inc.	4,197	95

Northeast Community Bancorp, Inc.	721	5

Northfield Bancorp, Inc.	6,592	90

Northrim BanCorp, Inc.	2,551	67

Northwest Bancshares, Inc.	8,004	97

Norwood Financial Corp.	1,851	53

OceanFirst Financial Corp.	4,309	69

OFG Bancorp	6,171	92

Ohio Valley Banc Corp.	658	15

Old National Bancorp	11,083	144

Oritani Financial Corp.	7,492	106

Pacific Continental Corp.	614	8

PacWest Bancorp	7,235	298

Park National Corp.	1,651	125

Peapack Gladstone Financial Corp.	471	8

Peoples Bancorp, Inc.	732	17

Peoples Financial Corp.	221	3

Pinnacle Financial Partners, Inc.	3,726	135

Popular, Inc. *	8,837	260

Premier Financial Bancorp, Inc.	651	10

PrivateBancorp, Inc.	6,612	198

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 8.3% – continued

Prosperity Bancshares, Inc.	5,959	$341

Provident Financial Services, Inc.	7,344	120

Prudential Bancorp, Inc.	934	11

Pulaski Financial Corp.	597	7

QCR Holdings, Inc.	6,316	112

Renasant Corp.	2,063	56

Republic Bancorp, Inc., Class A	1,564	37

Republic First Bancorp, Inc. *	1,090	4

S&T Bancorp, Inc.	3,885	91

Sandy Spring Bancorp, Inc.	3,270	75

Seacoast Banking Corp. of Florida *	685	7

Severn Bancorp, Inc. *	1,182	5

Shore Bancshares, Inc. *	632	6

SI Financial Group, Inc.	729	8

Sierra Bancorp	632	11

Simmons First National Corp., Class A	3,728	144

Simplicity Bancorp, Inc.	485	8

South State Corp.	5,150	288

Southern National Bancorp of Virginia, Inc.	512	6

Southside Bancshares, Inc.	2,684	89

Southwest Bancorp, Inc.	627	10

Sterling Bancorp	3,800	49

Stock Yards Bancorp, Inc.	2,309	70

Suffolk Bancorp	565	11

Sun Bancorp, Inc. *	270	5

Susquehanna Bancshares, Inc.	16,043	160

Texas Capital Bancshares, Inc. *	3,904	225

TF Financial Corp.	199	8

Tompkins Financial Corp.	2,025	89

Towne Bank	1,147	16

Trico Bancshares	2,413	55

TrustCo Bank Corp. NY	7,386	48

Trustmark Corp.	5,223	120

UMB Financial Corp.	3,986	217

Umpqua Holdings Corp.	19,634	323

Union Bankshares Corp.	3,940	91

United Bancorp, Inc.	465	4

United Bankshares, Inc.	4,601	142

United Community Banks, Inc.	4,744	78

United Financial Bancorp, Inc.	5,126	65

Univest Corp. of Pennsylvania	454	9

Valley National Bancorp	18,396	178

ViewPoint Financial Group, Inc.	4,170	100

Washington Federal, Inc.	8,077	164

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 8.3% – continued

Washington Trust Bancorp, Inc.	2,952	$97

Waterstone Financial, Inc.	2,929	34

Webster Financial Corp.	7,984	233

WesBanco, Inc.	2,078	64

West Bancorporation, Inc.	795	11

Westamerica Bancorporation	2,791	130

Western Alliance Bancorp *	10,643	254

Westfield Financial, Inc.	1,804	13

Wilshire Bancorp, Inc.	493	5

Wintrust Financial Corp.	4,058	181

WSFS Financial Corp.	2,356	169

Yadkin Financial Corp. *	525	10
		15,162

Biotechnology & Pharmaceuticals – 4.2%

Aceto Corp.	2,563	49

Achillion Pharmaceuticals, Inc. *	10,600	106

Acorda Therapeutics, Inc. *	5,315	180

Aegerion Pharmaceuticals, Inc. *	4,217	141

Akorn, Inc. *	9,157	332

Albany Molecular Research, Inc. *	8,687	192

Anika Therapeutics, Inc. *	4,772	175

Arena Pharmaceuticals, Inc. *	4,157	17

Array BioPharma, Inc. *	2,130	8

Auxilium Pharmaceuticals, Inc. *	6,094	182

AVANIR Pharmaceuticals, Inc. *	30,462	363

BioDelivery Sciences International, Inc. *	1,664	28

BioSpecifics Technologies Corp. *	1,577	56

Cambrex Corp. *	17,832	333

Celldex Therapeutics, Inc. *	6,123	79

Clovis Oncology, Inc. *	5,197	236

Curis, Inc. *	1,668	2

Depomed, Inc. *	10,430	158

Dyax Corp. *	1,989	20

Emergent Biosolutions, Inc. *	6,316	135

Endocyte, Inc. *	4,800	29

Exelixis, Inc. *	11,597	18

Furiex Pharmaceuticals, Inc. (1)*	2,700	–

Hyperion Therapeutics, Inc. *	3,000	76

ImmunoGen, Inc. *	4,442	47

Immunomedics, Inc. *	14,372	53

Impax Laboratories, Inc. *	7,204	171

Infinity Pharmaceuticals, Inc. *	1,041	14

Insmed, Inc. *	6,129	80

Isis Pharmaceuticals, Inc. *	11,666	453

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Biotechnology & Pharmaceuticals – 4.2% – continued

KYTHERA Biopharmaceuticals, Inc. *	3,200	$105

Lannett Co., Inc. *	9,664	441

Lexicon Pharmaceuticals, Inc. *	1,547	2

Ligand Pharmaceuticals, Inc. *	5,323	250

Mallinckrodt PLC *	5,112	461

Medicines (The) Co. *	6,766	151

Momenta Pharmaceuticals, Inc. *	9,913	112

Natural Alternatives International, Inc. *	567	4

Nature’s Sunshine Products, Inc.	6,072	90

Nektar Therapeutics *	6,517	79

Neurocrine Biosciences, Inc. *	1,518	24

Novavax, Inc. *	2,370	10

NPS Pharmaceuticals, Inc. *	11,646	303

Nutraceutical International Corp. *	1,585	33

Omega Protein Corp. *	769	10

Orexigen Therapeutics, Inc. *	32,437	138

Osiris Therapeutics, Inc. *	2,090	26

Pacira Pharmaceuticals, Inc. *	3,200	310

PDL BioPharma, Inc.	17,339	130

POZEN, Inc. *	1,041	8

Prestige Brands Holdings, Inc. *	5,149	167

Progenics Pharmaceuticals, Inc. *	1,104	6

Puma Biotechnology, Inc. *	1,400	334

Raptor Pharmaceutical Corp. *	11,900	114

Repligen Corp. *	3,318	66

Repros Therapeutics, Inc. *	3,500	35

Sagent Pharmaceuticals, Inc. *	2,545	79

Sangamo BioSciences, Inc. *	11,303	122

Sarepta Therapeutics, Inc. *	2,200	46

SciClone Pharmaceuticals, Inc. *	1,805	12

Spectrum Pharmaceuticals, Inc. *	6,505	53

Sucampo Pharmaceuticals, Inc., Class A *	9,115	59

Synageva BioPharma Corp. *	521	36

USANA Health Sciences, Inc. *	2,680	197

Vanda Pharmaceuticals, Inc. *	632	7
		7,753

Chemicals – 2.4%

A. Schulman, Inc.	4,305	156

American Vanguard Corp.	3,228	36

Axiall Corp.	8,037	288

Balchem Corp.	3,313	187

Calgon Carbon Corp. *	7,213	140

Chemtura Corp. *	10,654	249

Ferro Corp. *	13,274	192

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Chemicals – 2.4% – continued

FutureFuel Corp.	2,500	$30

Globe Specialty Metals, Inc.	7,897	144

H.B. Fuller Co.	5,793	230

Hawkins, Inc.	2,127	76

Innophos Holdings, Inc.	2,974	164

Innospec, Inc.	4,860	174

Intrepid Potash, Inc. *	6,000	93

KMG Chemicals, Inc.	4,190	68

Koppers Holdings, Inc.	1,760	58

Kraton Performance Polymers, Inc. *	3,510	63

Landec Corp. *	2,415	30

LSB Industries, Inc. *	2,477	88

Materion Corp.	3,090	95

Minerals Technologies, Inc.	3,972	245

Oil-Dri Corp. of America	185	5

Olin Corp.	10,192	257

OM Group, Inc.	4,239	110

OMNOVA Solutions, Inc. *	11,226	60

PolyOne Corp.	792	28

Polypore International, Inc. *	5,094	198

Quaker Chemical Corp.	2,957	212

Sensient Technologies Corp.	5,549	291

Stepan Co.	3,384	150

Synalloy Corp.	100	2

WD-40 Co.	3,111	211
		4,330

Commercial Services – 2.8%

ABM Industries, Inc.	7,442	191

Advisory Board (The) Co. *	4,678	218

AMN Healthcare Services, Inc. *	4,800	75

ARC Document Solutions, Inc. *	2,439	20

Ascent Capital Group, Inc., Class A *	2,090	126

Barrett Business Services, Inc.	732	29

Brady Corp., Class A	6,672	150

Brink’s (The) Co.	6,728	162

CBIZ, Inc. *	7,530	59

CDI Corp.	1,159	17

Collectors Universe, Inc.	8,529	188

Computer Task Group, Inc.	2,897	32

Corporate Executive Board (The) Co.	4,399	264

CorVel Corp. *	4,288	146

Courier Corp.	7,838	97

CRA International, Inc. *	2,436	62

Cross Country Healthcare, Inc. *	2,093	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Commercial Services – 2.8% – continued

Deluxe Corp.	4,859	$268

Ennis, Inc.	4,021	53

Franklin Covey Co. *	776	15

FTI Consulting, Inc. *	4,135	145

G&K Services, Inc., Class A	2,947	163

GP Strategies Corp. *	747	21

Hackett Group (The), Inc.	1,985	12

Healthcare Services Group, Inc.	7,400	212

HMS Holdings Corp. *	10,342	195

Huron Consulting Group, Inc. *	2,452	149

Information Services Group, Inc. *	2,379	9

Innodata, Inc. *	1,500	5

Insperity, Inc.	3,436	94

Intersections, Inc.	938	4

Kelly Services, Inc., Class A	4,273	67

Kforce, Inc.	4,730	93

Korn/Ferry International *	4,494	112

Multi-Color Corp.	2,573	117

National Research Corp., Class A *	6,390	83

Navigant Consulting, Inc. *	5,940	83

Odyssey Marine Exploration, Inc. *	2,982	3

On Assignment, Inc. *	6,417	172

PDI, Inc. *	16,416	39

Providence Service (The) Corp. *	4,681	226

Sotheby’s	6,283	224

SP Plus Corp. *	3,892	74

TrueBlue, Inc. *	4,035	102

UniFirst Corp.	2,221	214

Viad Corp.	3,723	77

Vistaprint N.V. *	3,881	213

Volt Information Sciences, Inc. *	2,231	20
		5,119

Construction Materials – 0.6%

Apogee Enterprises, Inc.	5,862	233

Deltic Timber Corp.	1,432	89

Headwaters, Inc. *	10,503	132

Louisiana-Pacific Corp. *	15,895	216

Trex Co., Inc. *	5,862	203

United States Lime & Minerals, Inc.	1,480	86

Universal Forest Products, Inc.	2,652	113
		1,072

Consumer Products – 2.7%

Adecoagro S.A. *	725	6

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Consumer Products – 2.7% – continued

Alico, Inc.	947	$36

Alliance One International, Inc. *	8,393	16

B&G Foods, Inc.	7,474	206

Boston Beer (The) Co., Inc., Class A *	1,132	251

Boulder Brands, Inc. *	1,210	16

Bridgford Foods Corp. *	342	3

Cal-Maine Foods, Inc.	2,468	220

Central Garden and Pet Co., Class A *	3,449	28

Chiquita Brands International, Inc. *	5,210	74

Clearwater Paper Corp. *	2,674	161

Coca-Cola Bottling Co. Consolidated	1,445	108

Craft Brew Alliance, Inc. *	6,145	88

Darling Ingredients, Inc. *	13,315	244

Elizabeth Arden, Inc. *	3,243	54

Farmer Bros. Co. *	5,589	162

Female Health (The) Co.	773	3

Fresh Del Monte Produce, Inc.	4,035	129

Golden Enterprises, Inc.	424	2

Hain Celestial Group (The), Inc. *	4,572	468

Harbinger Group, Inc. *	10,336	136

Helen of Troy Ltd. *	3,546	186

Inter Parfums, Inc.	4,096	113

J&J Snack Foods Corp.	2,518	236

Lancaster Colony Corp.	2,072	177

Lifeway Foods, Inc. *	277	4

National Beverage Corp. *	2,406	47

Orchids Paper Products Co.	454	11

Post Holdings, Inc. *	3,400	113

Revlon, Inc., Class A *	454	14

Sanderson Farms, Inc.	2,338	206

Seaboard Corp. *	52	139

Seneca Foods Corp., Class A *	277	8

Snyder’s-Lance, Inc.	5,160	137

Spectrum Brands Holdings, Inc.	2,800	253

Tootsie Roll Industries, Inc.	4,662	130

TreeHouse Foods, Inc. *	4,903	395

United-Guardian, Inc.	460	10

Universal Corp.	2,927	130

Vector Group Ltd.	6,698	148

Zep, Inc.	3,113	44
		4,912

Consumer Services – 0.7%

Aaron’s, Inc.	1,012	25

American Public Education, Inc. *	2,652	72

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Consumer Services – 0.7% – continued

Bridgepoint Education, Inc. *	2,383	$27

Capella Education Co.	2,600	163

DeVry Education Group, Inc.	4,800	205

Grand Canyon Education, Inc. *	4,700	192

K12, Inc. *	5,545	88

Matthews International Corp., Class A	4,678	205

Medifast, Inc. *	454	15

Regis Corp.	7,545	120

Rent-A-Center, Inc.	5,912	179

Strayer Education, Inc. *	1,300	78
		1,369

Containers & Packaging – 0.4%

AEP Industries, Inc. *	1,889	72

Berry Plastics Group, Inc. *	6,800	172

Graphic Packaging Holding Co. *	34,460	428

Myers Industries, Inc.	2,840	50

Tredegar Corp.	5,233	96
		818

Design, Manufacturing & Distribution – 0.2%

Benchmark Electronics, Inc. *	5,199	115

CTS Corp.	5,665	90

Plexus Corp. *	3,945	146

Transcat, Inc. *	83	1
		352

Distributors – Consumer Staples – 0.4%

Andersons (The), Inc.	4,114	259

Calavo Growers, Inc.	454	21

Core-Mark Holding Co., Inc.	2,246	119

United Natural Foods, Inc. *	5,667	348
		747

Distributors – Discretionary – 1.0%

AMREP Corp. *	5,193	24

ePlus, Inc. *	3,370	189

FTD Cos., Inc. *	3,046	104

Insight Enterprises, Inc. *	6,105	138

MWI Veterinary Supply, Inc. *	1,607	239

PC Connection, Inc.	3,235	69

PCM, Inc. *	794	8

Pool Corp.	5,591	302

ScanSource, Inc. *	4,003	138

SYNNEX Corp. *	2,955	191

Tech Data Corp. *	3,700	218

United Stationers, Inc.	5,964	224

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Distributors – Discretionary – 1.0% – continued

Wayside Technology Group, Inc.	1,345	$21
		1,865

Electrical Equipment – 2.2%

AAON, Inc.	7,236	123

Acuity Brands, Inc.	4,870	573

American Science & Engineering, Inc.	1,560	86

Argan, Inc.	982	33

Badger Meter, Inc.	2,910	147

Bel Fuse, Inc., Class B	1,214	30

Belden, Inc.	5,983	383

Chase Corp.	426	13

Checkpoint Systems, Inc. *	5,169	63

Cognex Corp. *	9,590	386

Compx International, Inc.	1	–

ESCO Technologies, Inc.	2,932	102

Espey Manufacturing & Electronics Corp.	3,300	66

FARO Technologies, Inc. *	3,744	190

Generac Holdings, Inc. *	6,497	263

General Cable Corp.	5,686	86

Global Power Equipment Group, Inc.	3,336	50

Houston Wire & Cable Co.	1,544	19

InvenSense, Inc. *	5,600	110

Itron, Inc. *	3,761	148

Landauer, Inc.	2,743	91

Littelfuse, Inc.	2,408	205

LSI Industries, Inc.	928	6

Measurement Specialties, Inc. *	2,513	215

Mesa Laboratories, Inc.	1,469	85

MOCON, Inc.	5,420	81

NL Industries, Inc.	2,807	21

Nortek, Inc. *	100	7

Orion Energy Systems, Inc. *	1,050	6

OSI Systems, Inc. *	2,204	140

Powell Industries, Inc.	2,381	97

Preformed Line Products Co.	698	37

Stoneridge, Inc. *	803	9

Watts Water Technologies, Inc., Class A	3,655	213
		4,084

Engineering & Construction Services – 0.9%

Comfort Systems USA, Inc.	5,776	78

Dycom Industries, Inc. *	5,739	176

EMCOR Group, Inc.	7,535	301

Exponent, Inc.	2,526	179

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Engineering & Construction Services – 0.9% – continued

Granite Construction, Inc.	5,631	$179

Great Lakes Dredge & Dock Corp. *	3,118	19

Integrated Electrical Services, Inc. *	1,238	10

Kimball International, Inc., Class B	2,871	43

Kratos Defense & Security Solutions, Inc. *	357	3

MasTec, Inc. *	6,375	195

MYR Group, Inc. *	2,005	48

Orion Marine Group, Inc. *	917	9

Pike Corp. *	7,274	87

Sterling Construction Co., Inc. *	354	3

Team, Inc. *	2,911	111

TRC Cos., Inc. *	1,548	10

VSE Corp.	1,311	64

Willbros Group, Inc. *	8,260	69
		1,584

Forest & Paper Products – 0.6%

KapStone Paper and Packaging Corp. *	8,926	250

Neenah Paper, Inc.	5,250	281

PH Glatfelter Co.	7,586	166

Resolute Forest Products, Inc. *	7,741	121

Schweitzer-Mauduit International, Inc.	5,158	213

Wausau Paper Corp.	3,132	25
		1,056

Gaming, Lodging & Restaurants – 2.7%

Belmond Ltd., Class A *	5,320	62

Biglari Holdings, Inc. *	229	78

BJ’s Restaurants, Inc. *	2,544	91

Bob Evans Farms, Inc.	3,609	171

Boyd Gaming Corp. *	935	9

Buffalo Wild Wings, Inc. *	2,368	318

Carrols Restaurant Group, Inc. *	1,058	7

Cheesecake Factory (The), Inc.	6,101	278

Choice Hotels International, Inc.	2,300	120

Churchill Downs, Inc.	1,905	186

Cracker Barrel Old Country Store, Inc.	2,556	264

Denny’s Corp. *	1,652	12

DineEquity, Inc.	2,241	183

Einstein Noah Restaurant Group, Inc.	7,526	152

Famous Dave’s of America, Inc. *	1,817	49

Fiesta Restaurant Group, Inc. *	1,158	57

Frisch’s Restaurants, Inc.	2,750	78

Isle of Capri Casinos, Inc. *	7,782	58

Jack in the Box, Inc.	5,628	384

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Gaming, Lodging & Restaurants – 2.7% – continued

Kona Grill, Inc. *	5,047	$100

Krispy Kreme Doughnuts, Inc. *	8,425	145

Lakes Entertainment, Inc. *	1,500	12

Luby’s, Inc. *	1,073	6

Marriott Vacations Worldwide Corp. *	3,100	196

Monarch Casino & Resort, Inc. *	742	9

Morgans Hotel Group Co. *	6,591	53

Multimedia Games Holding Co., Inc. *	1,338	48

Nathan’s Famous, Inc. *	1,400	95

Papa John’s International, Inc.	4,118	165

Pinnacle Entertainment, Inc. *	6,870	172

Popeyes Louisiana Kitchen, Inc. *	3,156	128

Red Lion Hotels Corp. *	920	5

Red Robin Gourmet Burgers, Inc. *	5,192	295

Ruby Tuesday, Inc. *	11,014	65

Ruth’s Hospitality Group, Inc.	2,539	28

Scientific Games Corp., Class A *	7,048	76

Sonic Corp. *	9,687	217

Texas Roadhouse, Inc.	7,946	221

Wendy’s (The) Co.	30,800	254
		4,847

Hardware – 3.2%

ADTRAN, Inc.	7,800	160

ARRIS Group, Inc. *	11,272	320

Aruba Networks, Inc. *	11,200	242

Astro-Med, Inc.	563	7

Ciena Corp. *	11,043	185

Communications Systems, Inc.	2,431	27

Comtech Telecommunications Corp.	2,793	104

Cray, Inc. *	3,259	86

Daktronics, Inc.	8,656	106

Datalink Corp. *	4,559	48

Digimarc Corp.	1,990	41

Electronics For Imaging, Inc. *	5,600	247

Emerson Radio Corp.	2,592	5

Extreme Networks, Inc. *	4,748	23

FEI Co.	4,382	331

Finisar Corp. *	10,110	168

Harmonic, Inc. *	9,635	61

Immersion Corp. *	1,674	14

Infinera Corp. *	8,449	90

InterDigital, Inc.	4,713	188

Ixia *	7,434	68

Kopin Corp. *	5,483	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Hardware – 3.2% – continued

KVH Industries, Inc. *	5,394	$61

Lexmark International, Inc., Class A	7,600	323

Loral Space & Communications, Inc. *	1,832	132

NETGEAR, Inc. *	4,144	130

NetScout Systems, Inc. *	5,486	251

Numerex Corp., Class A *	1,538	16

Oplink Communications, Inc.	6,032	101

PAR Technology Corp. *	3,219	16

PC-Tel, Inc.	1,058	8

Plantronics, Inc.	5,191	248

Polycom, Inc. *	13,600	167

Procera Networks, Inc. *	3,300	32

Qumu Corp. *	212	3

Riverbed Technology, Inc. *	906	17

Rovi Corp. *	10,200	201

Sanmina Corp. *	10,167	212

Silicon Graphics International Corp. *	4,651	43

Sonus Networks, Inc. *	15,055	51

Super Micro Computer, Inc. *	4,039	119

Synaptics, Inc. *	4,108	301

TiVo, Inc. *	12,563	161

Transact Technologies, Inc.	651	4

Universal Electronics, Inc. *	1,181	58

UTStarcom Holdings Corp. *	1,484	5

ViaSat, Inc. *	4,280	236

Viasystems Group, Inc. *	2,843	45

Vishay Precision Group, Inc. *	165	2

Vocera Communications, Inc. *	2,100	17

VOXX International Corp. *	763	7

Zebra Technologies Corp., Class A *	5,600	397
		5,904

Health Care Facilities & Services – 3.6%

Acadia Healthcare Co., Inc. *	4,400	213

Addus HomeCare Corp. *	5,512	108

Air Methods Corp. *	5,561	309

Alliance HealthCare Services, Inc. *	6,382	144

Almost Family, Inc. *	4,230	115

Amsurg Corp. *	4,247	213

Bio-Reference Laboratories, Inc. *	5,024	141

BioScrip, Inc. *	4,472	31

Brookdale Senior Living, Inc. *	4,755	153

Capital Senior Living Corp. *	3,266	69

Centene Corp. *	5,573	461

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Health Care Facilities & Services – 3.6% – continued

Charles River Laboratories International, Inc. *	300	$18

Chemed Corp.	3,352	345

Digirad Corp.	1,644	7

Ensign Group (The), Inc.	3,919	136

ExamWorks Group, Inc. *	6,705	220

Genomic Health, Inc. *	2,100	59

Gentiva Health Services, Inc. *	7,000	117

Hanger, Inc. *	4,395	90

HealthSouth Corp.	10,315	381

Healthways, Inc. *	4,800	77

Independence Holding Co.	746	10

IPC The Hospitalist Co., Inc. *	2,642	118

Kindred Healthcare, Inc.	6,316	123

LHC Group, Inc. *	2,793	65

LifePoint Hospitals, Inc. *	5,300	367

Magellan Health, Inc. *	3,985	218

Medcath Corp. (1)*	7,953	–

Molina Healthcare, Inc. *	3,958	167

National Healthcare Corp.	2,960	164

Owens & Minor, Inc.	6,797	223

PAREXEL International Corp. *	6,846	432

PharMerica Corp. *	6,198	151

Select Medical Holdings Corp.	8,400	101

Skilled Healthcare Group, Inc., Class A *	12,164	80

Team Health Holdings, Inc. *	6,900	400

Triple-S Management Corp., Class B *	5,993	119

U.S. Physical Therapy, Inc.	3,376	120

WellCare Health Plans, Inc. *	4,818	291
		6,556

Home & Office Products – 1.5%

ACCO Brands Corp. *	8,898	61

American Woodmark Corp. *	2,946	109

AV Homes, Inc. *	5,232	77

Beazer Homes USA, Inc. *	156	3

Blount International, Inc. *	4,712	71

Cavco Industries, Inc. *	2,461	167

CSS Industries, Inc.	1,191	29

Flexsteel Industries, Inc.	4,302	145

Griffon Corp.	5,614	64

Herman Miller, Inc.	4,751	142

HNI Corp.	4,707	169

Hooker Furniture Corp.	4,613	70

Hovnanian Enterprises, Inc., Class A *	1,350	5

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Home & Office Products – 1.5% – continued

Interface, Inc.	6,689	$108

iRobot Corp. *	2,838	86

KB Home	6,807	102

Knoll, Inc.	6,043	105

La-Z-Boy, Inc.	6,679	132

M/I Homes, Inc. *	2,110	42

Mattress Firm Holding Corp. *	1,900	114

MDC Holdings, Inc.	5,779	146

Meritage Homes Corp. *	4,414	157

NACCO Industries, Inc., Class A	1,207	60

Nobility Homes, Inc. *	858	9

Quanex Building Products Corp.	3,404	62

Ryland Group (The), Inc.	4,003	133

Select Comfort Corp. *	5,835	122

St. Joe (The) Co. *	5,413	108

Standard Pacific Corp. *	7,500	56

Stanley Furniture Co., Inc. *	1,105	3

Steelcase, Inc., Class A	9,635	156

Virco Manufacturing Corp. *	1,533	4
		2,817

Industrial Services – 0.6%

Applied Industrial Technologies, Inc.	5,329	243

DXP Enterprises, Inc. *	1,123	83

Electro Rent Corp.	5,078	70

Furmanite Corp. *	7,381	50

H&E Equipment Services, Inc.	1,885	76

Kaman Corp.	3,466	136

TAL International Group, Inc. *	2,809	116

Titan Machinery, Inc. *	632	8

Watsco, Inc.	3,119	269
		1,051

Institutional Financial Services – 0.6%

BGC Partners, Inc., Class A	1,530	11

Evercore Partners, Inc., Class A	3,235	152

FBR & Co. *	955	26

GFI Group, Inc.	8,594	46

Greenhill & Co., Inc.	2,600	121

Interactive Brokers Group, Inc., Class A	6,396	160

INTL. FCStone, Inc. *	3,385	59

Investment Technology Group, Inc. *	7,952	125

JMP Group, Inc.	644	4

Piper Jaffray Cos. *	2,191	114

Stifel Financial Corp. *	5,514	259

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Institutional Financial Services – 0.6% – continued

SWS Group, Inc. *	1,990	$14
		1,091

Insurance – 3.0%

Ambac Financial Group, Inc. *	4,100	91

American Equity Investment Life Holding Co.	7,441	170

AMERISAFE, Inc.	3,031	118

AmTrust Financial Services, Inc.	4,434	177

Argo Group International Holdings Ltd.	3,777	190

Aspen Insurance Holdings Ltd.	35	1

Atlantic American Corp.	6,501	26

Baldwin & Lyons, Inc., Class B	2,846	70

Citizens, Inc. *	9,548	62

CNO Financial Group, Inc.	22,070	374

Crawford & Co., Class B	13,444	111

Donegal Group, Inc., Class A	1,246	19

eHealth, Inc. *	4,009	97

EMC Insurance Group, Inc.	4,519	130

Employers Holdings, Inc.	5,233	101

Endurance Specialty Holdings Ltd.	4,410	243

FBL Financial Group, Inc., Class A	1,589	71

First Acceptance Corp. *	2,414	6

GAINSCO, Inc. *	614	5

Global Indemnity PLC *	459	12

Greenlight Capital Re Ltd., Class A *	3,400	110

Hallmark Financial Services, Inc. *	640	7

Hanover Insurance Group (The), Inc.	5,455	335

Hilltop Holdings, Inc. *	5,753	115

Horace Mann Educators Corp.	3,212	92

Infinity Property & Casualty Corp.	2,227	143

Kansas City Life Insurance Co.	1,595	71

Kemper Corp.	4,408	150

Maiden Holdings Ltd.	164	2

Meadowbrook Insurance Group, Inc.	2,883	17

Mercury General Corp.	2,500	122

Montpelier Re Holdings Ltd.	7,701	239

National Interstate Corp.	2,645	74

National Western Life Insurance Co., Class A	463	114

Navigators Group (The), Inc. *	1,100	68

OneBeacon Insurance Group Ltd., Class A	3,395	52

Phoenix (The) Cos., Inc. *	253	14

Platinum Underwriters Holdings Ltd.	4,103	250

Primerica, Inc.	4,874	235

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Insurance – 3.0% – continued

Primus Guaranty Ltd. *	1,524	$3

Radian Group, Inc.	11,559	165

RLI Corp.	5,056	219

Safety Insurance Group, Inc.	2,023	109

Selective Insurance Group, Inc.	4,729	105

StanCorp Financial Group, Inc.	4,414	279

Symetra Financial Corp.	8,441	197

Unico American Corp. *	114	1

United Fire Group, Inc.	4,020	112

Universal Insurance Holdings, Inc.	1,237	16
		5,490

Iron & Steel – 0.6%

A.M. Castle & Co. *	4,310	37

Commercial Metals Co.	12,664	216

Haynes International, Inc.	2,029	93

Northwest Pipe Co. *	3,521	120

Olympic Steel, Inc.	2,390	49

Shiloh Industries, Inc. *	1,218	21

SunCoke Energy, Inc. *	7,900	177

Universal Stainless & Alloy Products, Inc. *	2,219	59

Worthington Industries, Inc.	7,124	265
		1,037

Leisure Products – 0.7%

Arctic Cat, Inc.	2,943	102

Brunswick Corp.	9,820	414

Callaway Golf Co.	8,936	65

Drew Industries, Inc.	5,285	223

Johnson Outdoors, Inc., Class A	2,972	77

LeapFrog Enterprises, Inc. *	3,255	19

Marine Products Corp.	2,110	17

Thor Industries, Inc.	4,091	211

Winnebago Industries, Inc. *	3,694	80
		1,208

Machinery – 2.3%

Alamo Group, Inc.	914	38

Altra Industrial Motion Corp.	5,361	156

Astec Industries, Inc.	2,663	97

Briggs & Stratton Corp.	5,191	94

CIRCOR International, Inc.	2,229	150

ClearSign Combustion Corp. *	7,500	50

Columbus McKinnon Corp.	1,141	25

Curtiss-Wright Corp.	4,543	300

Federal Signal Corp.	11,351	150

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Machinery – 2.3% – continued

Franklin Electric Co., Inc.	5,486	$191

Gorman-Rupp (The) Co.	4,138	124

Graham Corp.	2,021	58

Hillenbrand, Inc.	7,437	230

Hollysys Automation Technologies Ltd. *	3,302	74

Hurco Cos., Inc.	880	33

Hyster-Yale Materials Handling, Inc.	2,014	144

John Bean Technologies Corp.	3,100	87

Kadant, Inc.	700	27

Key Technology, Inc. *	3,860	51

Lindsay Corp.	2,080	156

Middleby (The) Corp. *	6,600	582

MSA Safety, Inc.	3,081	152

MTS Systems Corp.	3,520	240

Mueller Water Products, Inc., Class A	14,767	122

Raven Industries, Inc.	4,634	113

Rofin-Sinar Technologies, Inc. *	4,165	96

SL Industries, Inc. *	739	36

Standex International Corp.	2,533	188

Sun Hydraulics Corp.	2,849	107

Tennant Co.	2,390	160

Titan International, Inc.	6,871	81

Twin Disc, Inc.	2,217	60
		4,172

Manufactured Goods – 1.1%

Aegion Corp. *	5,615	125

AZZ, Inc.	4,418	184

Barnes Group, Inc.	5,033	153

Chart Industries, Inc. *	3,609	221

Dynamic Materials Corp.	2,580	49

Eastern (The) Co.	3,234	52

EnPro Industries, Inc. *	3,313	200

Gibraltar Industries, Inc. *	1,248	17

Insteel Industries, Inc.	1,500	31

LB Foster Co., Class A	1,399	64

Mueller Industries, Inc.	9,102	260

NCI Building Systems, Inc. *	171	3

Omega Flex, Inc.	455	9

Proto Labs, Inc. *	2,400	166

RBC Bearings, Inc.	3,411	193

Rogers Corp. *	2,800	153

RTI International Metals, Inc. *	4,041	100

Simpson Manufacturing Co., Inc.	4,003	117
		2,097

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Media – 1.2%

Blucora, Inc. *	2,410	$37

Conversant, Inc. *	8,021	275

Crown Media Holdings, Inc., Class A *	3,297	10

DreamWorks Animation SKG, Inc., Class A *	7,524	205

Entercom Communications Corp., Class A *	5,047	40

Harte-Hanks, Inc.	5,784	37

HealthStream, Inc. *	3,889	93

Journal Communications, Inc., Class A *	3,428	29

Marchex, Inc., Class B	2,671	11

Meredith Corp.	4,021	172

Move, Inc. *	1,986	42

Move, Inc. – (Fractional Shares) (1)*	25,000	–

National CineMedia, Inc.	3,895	56

New Media Investment Group, Inc.	1,266	21

New York Times (The) Co., Class A	15,127	170

Nexstar Broadcasting Group, Inc., Class A	1,600	65

Orbitz Worldwide, Inc. *	2,462	19

Reis, Inc.	1,941	46

Saga Communications, Inc., Class A	796	27

Scholastic Corp.	3,081	100

Shutterfly, Inc. *	3,162	154

Sinclair Broadcast Group, Inc., Class A	4,751	124

Travelzoo, Inc. *	2,939	46

Trulia, Inc. *	414	20

WebMD Health Corp. *	5,895	246

World Wrestling Entertainment, Inc., Class A	5,941	82

XO Group, Inc. *	500	6
		2,133

Medical Equipment & Devices – 4.1%

Abaxis, Inc.	2,796	142

ABIOMED, Inc. *	5,927	147

Accuray, Inc. *	538	4

Affymetrix, Inc. *	5,625	45

Alere, Inc. *	6,700	260

Align Technology, Inc. *	7,912	409

Alphatec Holdings, Inc. *	1,344	2

Analogic Corp.	2,039	130

AngioDynamics, Inc. *	7,863	108

AtriCure, Inc. *	1,966	29

Atrion Corp.	508	155

Baxano Surgical, Inc. *	1,786	–

BioTelemetry, Inc. *	1,210	8

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Medical Equipment & Devices – 4.1% – continued

Bovie Medical Corp. *	1,160	$5

Cardiovascular Systems, Inc. *	4,762	113

Cepheid, Inc. *	8,169	360

CONMED Corp.	3,826	141

CryoLife, Inc.	923	9

Cutera, Inc. *	4,310	44

Cyberonics, Inc. *	3,125	160

Cynosure, Inc., Class A *	6,090	128

Daxor Corp.	522	3

Derma Sciences, Inc. *	9,600	80

DexCom, Inc. *	2,038	82

Endologix, Inc. *	3,840	41

Exact Sciences Corp. *	5,000	97

Exactech, Inc. *	5,672	130

Globus Medical, Inc., Class A *	6,000	118

Greatbatch, Inc. *	4,190	179

Haemonetics Corp. *	6,984	244

Hansen Medical, Inc. *	1,520	2

Harvard Apparatus Regenerative Technology, Inc. *	449	4

Harvard Bioscience, Inc. *	1,797	7

HeartWare International, Inc. *	1,900	148

Hill-Rom Holdings, Inc.	4,800	199

ICU Medical, Inc. *	2,481	159

Insulet Corp. *	1,776	65

Integra LifeSciences Holdings Corp. *	2,983	148

Iridex Corp. *	100	1

LeMaitre Vascular, Inc.	11,223	77

Luminex Corp. *	4,897	95

Masimo Corp. *	6,598	140

Medical Action Industries, Inc. *	5,484	76

Meridian Bioscience, Inc.	4,029	71

Merit Medical Systems, Inc. *	6,586	78

Natus Medical, Inc. *	8,282	244

Neogen Corp. *	3,898	154

NuVasive, Inc. *	7,498	261

NxStage Medical, Inc. *	4,160	55

OPKO Health, Inc. *	8,455	72

OraSure Technologies, Inc. *	10,534	76

Orthofix International N.V. *	3,735	116

Quidel Corp. *	5,217	140

Rockwell Medical, Inc. *	917	8

RTI Surgical, Inc. *	3,308	16

Span-America Medical Systems, Inc.	2,086	39

Sparton Corp. *	652	16

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Medical Equipment & Devices – 4.1% – continued

Spectranetics (The) Corp. *	4,673	$124

STERIS Corp.	6,209	335

SurModics, Inc. *	4,642	84

Symmetry Medical, Inc. *	8,443	85

Thoratec Corp. *	6,145	164

Utah Medical Products, Inc.	2,064	101

Vascular Solutions, Inc. *	4,503	111

Volcano Corp. *	5,473	58

West Pharmaceutical Services, Inc.	8,876	397

Wright Medical Group, Inc. *	4,677	142
		7,441

Metals & Mining – 0.4%

Encore Wire Corp.	1,171	44

Harsco Corp.	8,700	186

Horsehead Holding Corp. *	7,128	118

Kaiser Aluminum Corp.	2,153	164

US Silica Holdings, Inc.	3,700	231
		743

Oil, Gas & Coal – 4.6%

Adams Resources & Energy, Inc.	2,285	101

Alon USA Energy, Inc.	4,886	70

Alpha Natural Resources, Inc. *	12,800	32

Approach Resources, Inc. *	2,933	42

Basic Energy Services, Inc. *	8,156	177

Bill Barrett Corp. *	3,100	68

Bolt Technology Corp.	5,255	115

Bonanza Creek Energy, Inc. *	3,200	182

Bristow Group, Inc.	4,067	273

C&J Energy Services, Inc. *	4,700	144

Callon Petroleum Co. *	5,342	47

CARBO Ceramics, Inc.	1,600	95

Carrizo Oil & Gas, Inc. *	7,052	380

Clayton Williams Energy, Inc. *	1,883	182

Clean Energy Fuels Corp. *	4,072	32

Comstock Resources, Inc.	3,848	72

Contango Oil & Gas Co. *	3,680	122

Dawson Geophysical Co.	2,476	45

Delek US Holdings, Inc.	2,923	97

Diamondback Energy, Inc. *	2,200	164

Energy XXI Bermuda Ltd.	11,122	126

EnLink Midstream LLC	800	33

Evolution Petroleum Corp.	6,152	56

Exterran Holdings, Inc.	6,081	269

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Oil, Gas & Coal – 4.6% – continued

Flotek Industries, Inc. *	5,600	$146

Geospace Technologies Corp. *	2,028	71

Goodrich Petroleum Corp. *	2,800	41

Gran Tierra Energy, Inc. *	32,756	181

Gulf Coast Ultra Deep Royalty Trust *	12,774	26

Gulf Island Fabrication, Inc.	3,793	65

Gulfmark Offshore, Inc., Class A	2,971	93

Halcon Resources Corp. *	4,036	16

Helix Energy Solutions Group, Inc. *	10,950	242

Hercules Offshore, Inc. *	23,283	51

Isramco, Inc. *	1,466	179

Kodiak Oil & Gas Corp. *	30,418	413

LinnCo LLC	8,851	256

Matrix Service Co. *	3,535	85

Mitcham Industries, Inc. *	2,477	27

Natural Gas Services Group, Inc. *	4,187	101

Newpark Resources, Inc. *	11,712	146

Panhandle Oil and Gas, Inc., Class A	3,029	181

PDC Energy, Inc. *	3,094	156

Penn Virginia Corp. *	10,400	132

PHI, Inc. (Non Voting) *	3,370	139

Pioneer Energy Services Corp. *	7,007	98

PowerSecure International, Inc. *	1,080	10

PrimeEnergy Corp. *	808	56

Rex Energy Corp. *	4,704	60

Rosetta Resources, Inc. *	6,309	281

Sanchez Energy Corp. *	5,800	152

SandRidge Energy, Inc. *	9,472	41

SEACOR Holdings, Inc. *	2,200	165

SemGroup Corp., Class A	4,874	406

Stone Energy Corp. *	5,858	184

T.G.C. Industries, Inc. *	5,695	22

Tesco Corp.	8,200	163

TETRA Technologies, Inc. *	7,251	78

Triangle Petroleum Corp. *	3,061	34

VAALCO Energy, Inc. *	9,511	81

W&T Offshore, Inc.	5,047	55

Warren Resources, Inc. *	2,378	13

Western Refining, Inc.	6,997	294

Westmoreland Coal Co. *	4,989	187

World Fuel Services Corp.	6,937	277
		8,328

Passenger Transportation – 0.3%

Allegiant Travel Co.	2,368	293

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Passenger Transportation – 0.3% – continued

Hawaiian Holdings, Inc. *	1,483	$20

JetBlue Airways Corp. *	20,005	212

Republic Airways Holdings, Inc. *	1,218	13

SkyWest, Inc.	6,499	51
		589

Real Estate – 0.3%

Alexander & Baldwin, Inc.	4,830	174

Consolidated-Tomoka Land Co.	1,787	88

Forestar Group, Inc. *	5,608	99

Griffin Land & Nurseries, Inc.	153	4

Kennedy-Wilson Holdings, Inc.	5,962	143

Resource America, Inc., Class A	1,529	14

Stratus Properties, Inc. *	114	2

Tejon Ranch Co. *	2,358	66

Trinity Place Holdings, Inc. *	913	6
		596

Real Estate Investment Trusts – 8.0%

Acadia Realty Trust	5,067	140

AG Mortgage Investment Trust, Inc.	2,500	45

Agree Realty Corp.	4,051	111

Alexander’s, Inc.	463	173

American Assets Trust, Inc.	3,407	112

American Realty Capital Properties, Inc.	2,600	31

American Residential Properties, Inc. *	2,400	44

AmREIT, Inc.	2,900	67

Apollo Commercial Real Estate Finance, Inc.	5,506	87

Apollo Residential Mortgage, Inc.	2,700	42

Arbor Realty Trust, Inc.	13,864	93

Ares Commercial Real Estate Corp.	6,900	81

Armada Hoffler Properties, Inc.	4,600	42

ARMOUR Residential REIT, Inc.	39,000	150

Ashford Hospitality Prime, Inc.	2,897	44

Ashford Hospitality Trust, Inc.	14,486	148

Associated Estates Realty Corp.	4,299	75

Aviv REIT, Inc.	1,700	45

Blackstone Mortgage Trust, Inc., Class A	1,879	51

Brandywine Realty Trust	19,617	276

BRT Realty Trust *	15,341	115

Campus Crest Communities, Inc.	8,100	52

Capstead Mortgage Corp.	9,555	117

CareTrust REIT, Inc. *	3,919	56

CatchMark Timber Trust, Inc. Class A	3,300	36

Cedar Realty Trust, Inc.	12,882	76

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Real Estate Investment Trusts – 8.0% – continued

Chambers Street Properties	24,500	$185

Chatham Lodging Trust	2,000	46

Cherry Hill Mortgage Investment Corp.	2,300	43

Chesapeake Lodging Trust	6,202	181

CIM Commercial Trust Corp.	127	3

Colony Financial, Inc.	8,140	182

CoreSite Realty Corp.	2,186	72

Corporate Office Properties Trust	8,900	229

Cousins Properties, Inc.	17,446	208

CubeSmart	17,109	308

CyrusOne, Inc.	2,200	53

DCT Industrial Trust, Inc.	32,783	246

DiamondRock Hospitality Co.	22,158	281

DuPont Fabros Technology, Inc.	7,983	216

Dynex Capital, Inc.	6,084	49

EastGroup Properties, Inc.	3,670	222

Education Realty Trust, Inc.	11,935	123

Ellington Residential Mortgage REIT	2,700	44

EPR Properties	6,405	325

Equity Commonwealth	8,548	220

Equity One, Inc.	8,063	174

Excel Trust, Inc.	4,517	53

FelCor Lodging Trust, Inc.	12,015	112

First Industrial Realty Trust, Inc.	9,952	168

First Potomac Realty Trust	8,367	98

Franklin Street Properties Corp.	11,039	124

Geo Group (The), Inc.	9,325	356

Getty Realty Corp.	3,744	64

Gladstone Commercial Corp.	6,181	105

Glimcher Realty Trust	15,420	209

Gramercy Property Trust, Inc.	10,428	60

Gyrodyne Co. of America, Inc.	744	4

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,400	47

Healthcare Realty Trust, Inc.	11,251	266

Hersha Hospitality Trust	19,066	121

Highwoods Properties, Inc.	9,269	361

Hudson Pacific Properties, Inc.	3,440	85

Inland Real Estate Corp.	9,728	96

Investors Real Estate Trust	10,187	78

iStar Financial, Inc. *	7,844	106

JAVELIN Mortgage Investment Corp.	3,400	41

Kite Realty Group Trust	379	9

LaSalle Hotel Properties	10,320	353

Lexington Realty Trust	16,433	161

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Real Estate Investment Trusts – 8.0% – continued

LTC Properties, Inc.	2,805	$103

Medical Properties Trust, Inc.	14,960	183

Monmouth Real Estate Investment Corp.	6,532	66

National Health Investors, Inc.	3,670	210

New Residential Investment Corp.	21,347	124

New York Mortgage Trust, Inc.	8,425	61

Newcastle Investment Corp.	12,149	154

NorthStar Realty Finance Corp.	6,361	112

One Liberty Properties, Inc.	3,598	73

Parkway Properties, Inc.	6,696	126

Pebblebrook Hotel Trust	5,675	212

Pennsylvania Real Estate Investment Trust	7,098	142

PennyMac Mortgage Investment Trust	6,540	140

Physicians Realty Trust	3,200	44

Post Properties, Inc.	6,019	309

Potlatch Corp.	4,574	184

PS Business Parks, Inc.	1,922	146

QTS Realty Trust, Inc., Class A	1,600	49

RAIT Financial Trust	16,596	123

Ramco-Gershenson Properties Trust	7,848	128

Redwood Trust, Inc.	8,770	145

Resource Capital Corp.	6,215	30

Retail Opportunity Investments Corp.	8,449	124

Rexford Industrial Realty, Inc.	3,100	43

RLJ Lodging Trust	13,400	382

Rouse Properties, Inc.	4,200	68

Ryman Hospitality Properties, Inc.	4,020	190

Sabra Health Care REIT, Inc.	4,027	98

Saul Centers, Inc.	2,002	94

Select Income REIT	1,400	34

Silver Bay Realty Trust Corp.	4,051	66

Sotherly Hotels, Inc.	443	3

Sovran Self Storage, Inc.	3,675	273

STAG Industrial, Inc.	1,500	31

Strategic Hotels & Resorts, Inc. *	19,667	229

Summit Hotel Properties, Inc.	6,700	72

Sun Communities, Inc.	4,685	237

Sunstone Hotel Investors, Inc.	18,982	262

Terreno Realty Corp.	3,370	63

UMH Properties, Inc.	6,231	59

Universal Health Realty Income Trust	1,167	49

Urstadt Biddle Properties, Inc., Class A	2,860	58

Washington Real Estate Investment Trust	6,900	175

Western Asset Mortgage Capital Corp.	5,303	78

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Real Estate Investment Trusts – 8.0% – continued

Whitestone REIT	4,064	$57

Winthrop Realty Trust	7,289	110

ZAIS Financial Corp.	2,700	47
		14,562

Recreational Facilities & Services – 0.7%

Bowl America, Inc., Class A	460	6

Carmike Cinemas, Inc. *	805	25

International Speedway Corp., Class A	3,955	125

Interval Leisure Group, Inc.	5,529	105

Life Time Fitness, Inc. *	4,472	226

Live Nation Entertainment, Inc. *	12,684	305

Marcus (The) Corp.	1,941	31

RCI Hospitality Holdings, Inc. *	5,233	58

Reading International, Inc., Class A *	923	8

Speedway Motorsports, Inc.	1,815	31

Steiner Leisure Ltd. *	1,198	45

Town Sports International Holdings, Inc.	2,568	17

Vail Resorts, Inc.	3,473	301
		1,283

Renewable Energy – 0.6%

Advanced Energy Industries, Inc. *	7,710	145

EnerSys	4,849	284

Green Plains, Inc.	3,263	122

REX American Resources Corp. *	4,473	326

SunPower Corp. *	5,856	199

Ultralife Corp. *	1,821	6
		1,082

Retail – Consumer Staples – 0.8%

ALCO Stores, Inc. *	600	1

Big Lots, Inc.	6,200	267

Casey’s General Stores, Inc.	5,897	423

Fred’s, Inc., Class A	4,959	69

Fresh Market (The), Inc. *	3,029	106

Ingles Markets, Inc., Class A	3,234	77

Pantry (The), Inc. *	593	12

PriceSmart, Inc.	2,469	211

Rite Aid Corp. *	14,521	70

SpartanNash Co.	5,109	99

SUPERVALU, Inc. *	5,745	51

Village Super Market, Inc., Class A	1,164	27

Weis Markets, Inc.	2,963	116
		1,529

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Retail – Discretionary – 3.5%

1-800-Flowers.com, Inc., Class A *	2,808	$20

America’s Car-Mart, Inc. *	2,080	82

ANN, Inc. *	4,856	200

Asbury Automotive Group, Inc. *	4,397	283

Beacon Roofing Supply, Inc. *	5,787	147

Big 5 Sporting Goods Corp.	1,509	14

Blue Nile, Inc. *	2,822	81

BlueLinx Holdings, Inc. *	2,812	4

Books-A-Million, Inc. *	1,979	3

Brown Shoe Co., Inc.	6,387	173

Buckle (The), Inc.	3,094	140

Build-A-Bear Workshop, Inc. *	1,494	20

Builders FirstSource, Inc. *	1,671	9

Cato (The) Corp., Class A	2,771	96

Children’s Place (The), Inc.	3,094	148

Christopher & Banks Corp. *	2,113	21

Conn’s, Inc. *	2,204	67

Destination Maternity Corp.	1,139	18

Ethan Allen Interiors, Inc.	4,308	98

Express, Inc. *	9,886	154

Finish Line (The), Inc., Class A	5,464	137

First Cash Financial Services, Inc. *	3,353	188

Gaiam, Inc., Class A *	600	4

Geeknet, Inc. *	6,623	62

Genesco, Inc. *	2,704	202

Group 1 Automotive, Inc.	2,490	181

Haverty Furniture Cos., Inc.	3,674	80

Hibbett Sports, Inc. *	3,944	168

HSN, Inc.	5,054	310

Kirkland’s, Inc. *	3,390	55

Liquidity Services, Inc. *	3,521	48

Lithia Motors, Inc., Class A	2,692	204

Lumber Liquidators Holdings, Inc. *	3,277	188

Men’s Wearhouse (The), Inc.	5,629	266

Monro Muffler Brake, Inc.	3,496	170

New York & Co., Inc. *	1,796	5

Office Depot, Inc. *	61,539	316

Outerwall, Inc. *	3,440	193

Overstock.com, Inc. *	732	12

Penske Automotive Group, Inc.	7,545	306

Pep Boys-Manny Moe & Jack (The) *	6,372	57

PetMed Express, Inc.	2,249	31

PHH Corp. *	5,799	130

Pier 1 Imports, Inc.	12,456	148

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Retail – Discretionary – 3.5% – continued

Restoration Hardware Holdings, Inc. *	3,500	$278

Rush Enterprises, Inc., Class A *	4,297	144

SciQuest, Inc. *	1,600	24

Shoe Carnival, Inc.	3,209	57

Sonic Automotive, Inc., Class A	6,170	151

Stage Stores, Inc.	5,324	91

Stein Mart, Inc.	2,570	30

Systemax, Inc. *	5,779	72

Tile Shop Holdings, Inc. *	3,400	31

Tuesday Morning Corp. *	1,060	21

United Online, Inc.	2,176	24

Vitamin Shoppe, Inc. *	3,297	146

West Marine, Inc. *	636	6

Wet Seal (The), Inc., Class A *	1,989	1

Zumiez, Inc. *	3,172	89
		6,404

Semiconductors – 3.4%

Amkor Technology, Inc. *	14,600	123

Brooks Automation, Inc.	7,961	84

Cabot Microelectronics Corp. *	2,536	105

Cascade Microtech, Inc. *	359	4

Cavium, Inc. *	5,900	293

Cirrus Logic, Inc. *	9,029	188

Coherent, Inc. *	2,849	175

Cohu, Inc.	4,231	51

Diodes, Inc. *	4,328	104

DSP Group, Inc. *	1,963	17

Electro Scientific Industries, Inc.	4,747	32

Entegris, Inc. *	18,043	208

Exar Corp. *	9,194	82

Fairchild Semiconductor International, Inc. *	10,827	167

II-VI, Inc. *	5,071	60

Integrated Device Technology, Inc. *	13,618	217

International Rectifier Corp. *	6,552	257

Intersil Corp., Class A	18,808	267

IXYS Corp.	7,959	84

Kulicke & Soffa Industries, Inc. *	9,474	135

Lattice Semiconductor Corp. *	12,851	96

Magnachip Semiconductor Corp. *	3,600	42

Micrel, Inc.	8,278	100

Microsemi Corp. *	9,729	247

MKS Instruments, Inc.	6,239	208

Monolithic Power Systems, Inc.	3,678	162

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Semiconductors – 3.4% – continued

Nanometrics, Inc. *	2,400	$36

Newport Corp. *	5,617	100

NVE Corp. *	1,230	79

OmniVision Technologies, Inc. *	5,300	140

Park Electrochemical Corp.	3,787	89

Pericom Semiconductor Corp. *	1,660	16

Photronics, Inc. *	3,655	30

PMC-Sierra, Inc. *	23,864	178

Power Integrations, Inc.	3,548	191

Rambus, Inc. *	11,072	138

RF Micro Devices, Inc. *	27,113	313

Rudolph Technologies, Inc. *	1,944	18

Semtech Corp. *	6,076	165

Silicon Image, Inc. *	2,244	11

Silicon Laboratories, Inc. *	4,594	187

Spansion, Inc., Class A *	3,395	77

Tessera Technologies, Inc.	5,632	150

TriQuint Semiconductor, Inc. *	11,100	212

Ultratech, Inc. *	3,524	80

Universal Display Corp. *	4,394	143

Vishay Intertechnology, Inc.	14,406	206

Xcerra Corp. *	12,391	121
		6,188

Software – 4.3%

8x8, Inc. *	12,015	80

ACI Worldwide, Inc. *	13,113	246

Actua Corp. *	7,376	118

Actuate Corp. *	1,051	4

Acxiom Corp. *	6,251	103

Advent Software, Inc.	5,051	159

Agilysys, Inc. *	7,402	87

American Software, Inc., Class A	12,136	107

Aspen Technology, Inc. *	9,271	350

Audience, Inc. *	4,300	32

Aware, Inc.	538	2

Blackbaud, Inc.	4,408	173

BroadSoft, Inc. *	2,978	63

Callidus Software, Inc. *	1,538	18

CommVault Systems, Inc. *	4,698	237

Computer Programs & Systems, Inc.	3,083	177

Cornerstone OnDemand, Inc. *	3,200	110

Datawatch Corp. *	4,500	46

Dealertrack Technologies, Inc. *	5,786	251

Digi International, Inc. *	4,295	32

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Software – 4.3% – continued

Digital River, Inc. *	7,548	$110

eGain Corp. *	8,800	53

Envestnet, Inc. *	1,900	85

Epiq Systems, Inc.	1,682	30

Exa Corp. *	1,035	12

Guidance Software, Inc. *	100	1

Guidewire Software, Inc. *	4,800	213

inContact, Inc. *	6,358	55

InnerWorkings, Inc. *	928	7

Interactive Intelligence Group, Inc. *	2,482	104

iPass, Inc. *	1,489	2

Lionbridge Technologies, Inc. *	2,108	9

LivePerson, Inc. *	6,028	76

LogMeIn, Inc. *	3,835	177

Manhattan Associates, Inc. *	12,980	434

MedAssets, Inc. *	8,908	185

Mentor Graphics Corp.	9,412	193

Merge Healthcare, Inc. *	1,663	4

MicroStrategy, Inc., Class A *	1,002	131

Monotype Imaging Holdings, Inc.	3,800	108

Omnicell, Inc. *	4,663	127

PDF Solutions, Inc. *	1,400	18

Pegasystems, Inc.	5,556	106

Progress Software Corp. *	7,390	177

PROS Holdings, Inc. *	3,914	99

PTC, Inc. *	11,939	441

QAD, Inc., Class B	642	10

Qlik Technologies, Inc. *	9,113	246

Quality Systems, Inc.	4,133	57

RealPage, Inc. *	7,251	112

Rosetta Stone, Inc. *	4,700	38

Saba Software, Inc. *	1,250	17

Seachange International, Inc. *	1,080	7

SPS Commerce, Inc. *	1,100	58

SS&C Technologies Holdings, Inc. *	5,804	255

Support.com, Inc. *	2,249	5

Synchronoss Technologies, Inc. *	4,374	200

Take-Two Interactive Software, Inc. *	10,345	239

Tyler Technologies, Inc. *	4,681	414

Ultimate Software Group (The), Inc. *	2,943	416

Unwired Planet, Inc. *	2,425	4

VASCO Data Security International, Inc. *	2,430	46

Verint Systems, Inc. *	5,223	290

VirnetX Holding Corp. *	2,104	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Software – 4.3% – continued

Web.com Group, Inc. *	5,202	$104
		7,883

Specialty Finance – 2.5%

Aircastle Ltd.	3,704	61

Arlington Asset Investment Corp., Class A	454	12

CAI International, Inc. *	2,251	44

Cardtronics, Inc. *	4,251	150

Cash America International, Inc.	3,109	136

Cass Information Systems, Inc.	2,083	86

CoreLogic, Inc. *	9,914	268

Credit Acceptance Corp. *	2,642	333

Ellie Mae, Inc. *	3,900	127

Encore Capital Group, Inc. *	3,788	168

Euronet Worldwide, Inc. *	6,239	298

Federal Agricultural Mortgage Corp., Class C	100	3

First American Financial Corp.	9,033	245

Global Cash Access Holdings, Inc. *	4,013	27

Heartland Payment Systems, Inc.	4,197	200

HFF, Inc., Class A	3,000	87

Investors Title Co.	1,622	119

McGrath RentCorp	3,559	122

Meta Financial Group, Inc.	1,350	48

MGIC Investment Corp. *	17,480	136

MicroFinancial, Inc.	1,682	14

MoneyGram International, Inc. *	234	3

Nelnet, Inc., Class A	5,023	216

NewStar Financial, Inc. *	1,344	15

Orchid Island Capital, Inc.	3,600	48

Portfolio Recovery Associates, Inc. *	5,718	299

Stewart Information Services Corp.	4,172	122

Textainer Group Holdings Ltd.	2,347	73

Tree.com, Inc. *	1,500	54

WageWorks, Inc. *	2,800	127

Walter Investment Management Corp. *	5,108	112

WEX, Inc. *	5,462	603

Willis Lease Finance Corp. *	608	12

World Acceptance Corp. *	2,639	178
		4,546

Technology Services – 2.5%

Black Box Corp.	3,521	82

Bottomline Technologies de, Inc. *	4,314	119

CACI International, Inc., Class A *	3,189	227

Ciber, Inc. *	5,213	18

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Technology Services – 2.5% – continued

comScore, Inc. *	2,489	$91

Comverse, Inc. *	1,884	42

Convergys Corp.	12,453	222

CoStar Group, Inc. *	3,318	516

CSG Systems International, Inc.	4,444	117

Cubic Corp.	3,353	157

EPAM Systems, Inc. *	3,000	131

ExlService Holdings, Inc. *	3,447	84

Fair Isaac Corp.	4,712	260

Forrester Research, Inc.	3,670	135

ICF International, Inc. *	1,186	37

iGATE Corp. *	4,859	178

MarketAxess Holdings, Inc.	3,976	246

Mattersight Corp. *	1,358	7

MAXIMUS, Inc.	11,998	481

Medidata Solutions, Inc. *	5,326	236

NIC, Inc.	6,721	116

Perficient, Inc. *	2,436	37

Rentrak Corp. *	2,207	135

Sapient Corp. *	14,392	201

StarTek, Inc. *	780	6

Sykes Enterprises, Inc. *	8,564	171

Syntel, Inc. *	3,533	311

TeleTech Holdings, Inc. *	5,926	146

Tessco Technologies, Inc.	1,174	34

Unisys Corp. *	3,715	87

Virtusa Corp. *	740	26
		4,656

Telecom – 0.9%

Atlantic Tele-Network, Inc.	1,101	59

Cincinnati Bell, Inc. *	24,663	83

Cogent Communications Holdings, Inc.	6,212	209

Consolidated Communications Holdings, Inc.	4,275	107

DigitalGlobe, Inc. *	7,072	202

Enventis Corp.	4,391	80

General Communication, Inc., Class A *	3,985	44

IDT Corp., Class B	1,551	25

Internap Network Services Corp. *	3,114	22

j2 Global, Inc.	6,402	316

Lumos Networks Corp.	987	16

NTELOS Holdings Corp.	1,999	21

Pendrell Corp. *	33,151	44

Premiere Global Services, Inc. *	11,819	141

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Telecom – 0.9% – continued

RigNet, Inc. *	2,972	$120

Shenandoah Telecommunications Co.	1,504	37

Spok Holdings, Inc.	3,117	41

Straight Path Communications, Inc., Class B *	725	12

Zix Corp. *	2,688	9
		1,588

Transportation & Logistics – 1.3%

Air Transport Services Group, Inc. *	2,810	21

Atlas Air Worldwide Holdings, Inc. *	2,929	97

Celadon Group, Inc.	597	12

Covenant Transportation Group, Inc., Class A *	1,478	28

Forward Air Corp.	3,933	176

Golar LNG Ltd.	3,826	254

Heartland Express, Inc.	7,821	187

Hornbeck Offshore Services, Inc. *	3,526	116

International Shipholding Corp.	319	6

Knight Transportation, Inc.	7,060	193

Marten Transport Ltd.	5,576	99

Matson, Inc.	4,730	118

Mobile Mini, Inc.	4,258	149

P.A.M. Transportation Services, Inc. *	1,000	36

Patriot Transportation Holding, Inc. *	1,279	43

Providence and Worcester Railroad Co.	7,307	128

Saia, Inc. *	2,847	141

Ship Finance International Ltd.	5,632	95

Stamps.com, Inc. *	4,128	131

Universal Truckload Services, Inc.	3,613	88

UTi Worldwide, Inc. *	11,100	118

Werner Enterprises, Inc.	5,364	135

XPO Logistics, Inc. *	196	7
		2,378

Transportation Equipment – 0.3%

American Railcar Industries, Inc.	1,163	86

FreightCar America, Inc.	3,386	113

Greenbrier (The) Cos., Inc.	3,284	241

Spartan Motors, Inc.	1,067	5

Wabash National Corp. *	6,518	87
		532

Utilities – 3.0%

ALLETE, Inc.	4,201	186

American States Water Co.	4,800	146

Artesian Resources Corp., Class A	2,434	49

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Utilities – 3.0% – continued

Avista Corp.	7,671	$234

Black Hills Corp.	4,845	232

California Water Service Group	4,748	107

Chesapeake Utilities Corp.	3,834	160

Cleco Corp.	6,927	334

Connecticut Water Service, Inc.	2,500	81

Consolidated Water Co. Ltd.	3,764	44

Delta Natural Gas Co., Inc.	184	4

Dynegy, Inc. *	11,200	323

El Paso Electric Co.	5,461	200

Empire District Electric (The) Co.	4,445	107

IDACORP, Inc.	6,390	343

Laclede Group (The), Inc.	2,487	115

MGE Energy, Inc.	3,490	130

Middlesex Water Co.	3,786	74

New Jersey Resources Corp.	4,711	238

Northwest Natural Gas Co.	3,623	153

NorthWestern Corp.	4,003	182

Ormat Technologies, Inc.	1,191	31

Otter Tail Corp.	3,895	104

Piedmont Natural Gas Co., Inc.	7,269	244

PNM Resources, Inc.	11,190	278

Portland General Electric Co.	9,315	299

RGC Resources, Inc.	543	11

SJW Corp.	2,498	67

South Jersey Industries, Inc.	3,377	180

Southwest Gas Corp.	5,670	275

UIL Holdings Corp.	5,966	211

Unitil Corp.	2,948	92

WGL Holdings, Inc.	6,014	253

York Water Co.	3,016	60
		5,547

Waste & Environment Services & Equipment – 0.5%

Cantel Medical Corp.	6,956	239

Ceco Environmental Corp.	153	2

CLARCOR, Inc.	5,649	356

Heritage-Crystal Clean, Inc. *	465	7

Sharps Compliance Corp. *	1,737	8

Tetra Tech, Inc.	6,487	162

US Ecology, Inc.	3,713	174
		948
Total Common Stocks
(Cost $120,496)		174,224

	NUMBER OF SHARES	VALUE (000s)
MASTER LIMITED PARTNERSHIPS – 0.2%

Media – 0.1%

LIN Media LLC, Class A *	2,858	$63

Oil, Gas & Coal – 0.1%

Niska Gas Storage Partners LLC, Class U	6,612	83

Vanguard Natural Resources LLC	5,656	155
		238
Total Master Limited Partnerships
(Cost $280)		301

PREFERRED STOCKS – 0.0%

Utilities – 0.0%

Genie Energy Ltd. *	1,025	7
Total Preferred Stocks
(Cost $10)		7

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Cubist Pharmaceuticals, Inc. (Contingent Value Rights) *	6,942	1

Forest Laboratories, Inc. (Contingent Value Rights) *	3,326	–
		1

Medical Equipment & Devices – 0.0%

American Medical Alert Corp. (1)*	13,109	–

Wright Medical Group, Inc. (Contingent Value Rights) *	5,624	13
		13

Real Estate – 0.0%

Gyrodyne Special Distribution LLC *	744	15
Total Rights
(Cost $51)		29

OTHER – 0.0% (2)

Escrow Adolor Corp. *	1,241	–
Total Other
(Cost $–)		–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Tejon Ranch Co., Exp. 8/31/16, Strike $40.00 *	348	$1
Total Warrants
(Cost $2)		1

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.2%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (3)(4)	7,594,423	$7,594
Total Investment Companies
(Cost $7,594)		7,594

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.03%, 10/2/14 (5)	$425	$425
Total Short-Term Investments
(Cost $425)		425

Total Investments – 99.9%
(Cost $128,858)		182,581

Other Assets less Liabilities – 0.1%		139
NET ASSETS – 100.0%		$182,720

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,812,000 with net purchases of approximately $3,782,000 during the six months ended September 30, 2014.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	71	$7,786	Long	12/14	$(341)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	4.0
Energy	5.4
Financials	23.9
Health Care	13.5
Industrials	13.8
Information Technology	17.7
Materials	4.7
Telecommunication Services	0.6
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Banking	$15,149		$13	$–	$15,162
Consumer Products	4,909		3	–	4,912
Medical Equipment & Devices	7,402		39	–	7,441
Recreation Facilities & Services	1,277		6	–	1,283
All Other Industries	145,426	(1)	–	–	145,426
Master Limited Partnerships	301	(1)	–	–	301
Preferred Stocks	–		7	–	7
Rights
Real Estate	–		–	15	15
All Other Industries	14	(1)	–	–	14
Warrants	–		1	–	1
Investment Companies	7,594		–	–	7,594
Short-Term Investments	–		425	–	425
Total Investments	$182,072		$494	$15	$182,581

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(341)	$–	$–		$(341)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 1 to 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Common Stocks
Banking	$7	Bid price used
Consumer Products	3	Bid price used
Medical Equipment & Devices	39	Bid price used
Recreation Facilities & Services	6	Bid price used
Preferred Stocks
Utilities	7	Bid price used
Warrants
Real Estate	1	Bid price used
Total	$63

At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000s)	Reason
Common Stocks
Aerospace & Defense	$24	Valuations at last trade price
Asset Management	2	Valuations at official close price
Banking	68	Valuations at official close price
Home & Office Products	9	Valuations at last trade price
Insurance	6	Valuations at last trade price
Medical Equipment & Devices	3	Valuations at last trade price
Oil, Gas & Coal	56	Valuations at official close price
Retail - Consumer Staples	1	Valuations at official close price
Total	$169

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Common Stock

Healthcare - Services	$—	$13	$3	$—	$(16)	$—	$—	$—	$3

Rights

Real Estate Investment Trust	—	—	15	—	—	—	—	15	15

Total	$—	$13	$18	$—	$(16)	$—	$—	$15	$18

The Fund valued the securities included in the balance as of 9/30/14 above using an evaluated price from a third party provider.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0%

Aerospace & Defense – 2.4%

AAR Corp.	357,248	$8,628

Alliant Techsystems, Inc.	24,376	3,111

Ducommun, Inc. *	18,619	510

Esterline Technologies Corp. *	170,102	18,927

Moog, Inc., Class A *	304,677	20,840

Orbital Sciences Corp. *	93,366	2,596

Oshkosh Corp.	66,645	2,942

Woodward, Inc.	41,664	1,984
		59,538

Apparel & Textile Products – 1.3%

Columbia Sportswear Co.	363,046	12,990

Iconix Brand Group, Inc. *	384,281	14,195

Movado Group, Inc.	20,429	675

Perry Ellis International, Inc. *	80,205	1,632

Skechers U.S.A., Inc., Class A *	40,621	2,166

Unifi, Inc. *	71,705	1,857
		33,515

Asset Management – 0.3%

Calamos Asset Management, Inc., Class A	118,023	1,330

Janus Capital Group, Inc.	336,816	4,897

Oppenheimer Holdings, Inc., Class A	52,788	1,069
		7,296

Automotive – 1.3%

Actuant Corp., Class A	17,887	546

Cooper Tire & Rubber Co.	225,383	6,469

Cooper-Standard Holding, Inc. *	15,256	952

Dana Holding Corp.	681,293	13,060

Miller Industries, Inc.	106,234	1,795

Remy International, Inc.	27,310	561

Standard Motor Products, Inc.	130,979	4,510

Superior Industries International, Inc.	203,560	3,568
		31,461

Banking – 16.5%

Arrow Financial Corp.	9,413	236

Astoria Financial Corp.	382,174	4,735

BancFirst Corp.	47,852	2,994

BancorpSouth, Inc.	387,127	7,797

Bank of the Ozarks, Inc.	134,704	4,246

BankFinancial Corp.	81,030	841

Banner Corp.	14,548	560

BBCN Bancorp, Inc.	371,208	5,416

Berkshire Hills Bancorp, Inc.	87,106	2,046

Boston Private Financial Holdings, Inc.	59,249	734

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banking – 16.5% – continued

Brookline Bancorp, Inc.	59,557	$509

Bryn Mawr Bank Corp.	10,161	288

Capital City Bank Group, Inc.	48,051	651

Cardinal Financial Corp.	175,145	2,990

Cathay General Bancorp	373,372	9,271

Central Pacific Financial Corp.	31,476	564

Chemical Financial Corp.	291,085	7,827

City Holding Co.	114,532	4,825

Columbia Banking System, Inc.	135,198	3,354

Community Bank System, Inc.	336,443	11,301

Community Trust Bancorp, Inc.	154,706	5,203

CVB Financial Corp.	442,781	6,354

Dime Community Bancshares, Inc.	393,150	5,661

Eagle Bancorp, Inc. *	19,307	614

Financial Institutions, Inc.	36,174	813

First Commonwealth Financial Corp.	73,379	616

First Financial Bancorp	374,460	5,928

First Financial Corp.	104,019	3,219

First Interstate Bancsystem, Inc.	13,837	368

First Merchants Corp.	184,688	3,733

First Midwest Bancorp, Inc.	416,175	6,696

First of Long Island (The) Corp.	6,825	235

FirstMerit Corp.	487,523	8,580

Flushing Financial Corp.	375,688	6,864

FNB Corp.	986,792	11,832

Fulton Financial Corp.	236,181	2,617

Glacier Bancorp, Inc.	104,986	2,715

Great Southern Bancorp, Inc.	10,239	311

Hancock Holding Co.	129,445	4,149

Hanmi Financial Corp.	82,282	1,659

Heartland Financial USA, Inc.	112,510	2,687

Heritage Financial Corp.	49,851	790

Home BancShares, Inc.	244,983	7,205

Iberiabank Corp.	93,566	5,849

Independent Bank Corp.	159,906	5,712

International Bancshares Corp.	524,768	12,943

Lakeland Bancorp, Inc.	291,548	2,845

Lakeland Financial Corp.	93,721	3,514

MainSource Financial Group, Inc.	50,101	864

MB Financial, Inc.	55,329	1,531

National Bankshares, Inc.	30,196	838

National Penn Bancshares, Inc.	497,542	4,831

NBT Bancorp, Inc.	201,244	4,532

Northwest Bancshares, Inc.	415,848	5,032

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banking – 16.5% – continued

OceanFirst Financial Corp.	107,779	$1,715

Oritani Financial Corp.	38,784	546

Park National Corp.	62,119	4,685

Peoples Bancorp, Inc.	31,616	751

Pinnacle Financial Partners, Inc.	183,078	6,609

PrivateBancorp, Inc.	359,576	10,755

Prosperity Bancshares, Inc.	286,011	16,351

Provident Financial Services, Inc.	612,120	10,020

Renasant Corp.	244,208	6,606

S&T Bancorp, Inc.	202,617	4,753

Sandy Spring Bancorp, Inc.	110,000	2,518

Sierra Bancorp	137,393	2,303

Simmons First National Corp., Class A	12,384	477

South State Corp.	125,978	7,045

Sterling Bancorp	430,030	5,500

Susquehanna Bancshares, Inc.	1,142,982	11,430

Texas Capital Bancshares, Inc. *	122,099	7,043

Trico Bancshares	145,107	3,282

Trustmark Corp.	411,193	9,472

UMB Financial Corp.	228,694	12,475

Umpqua Holdings Corp.	473,628	7,801

Union Bankshares Corp.	338,165	7,812

United Bankshares, Inc.	322,570	9,977

United Financial Bancorp, Inc.	273,977	3,477

Univest Corp. of Pennsylvania	12,512	235

ViewPoint Financial Group, Inc.	29,969	717

Washington Federal, Inc.	478,623	9,745

Washington Trust Bancorp, Inc.	149,354	4,927

Webster Financial Corp.	418,679	12,200

WesBanco, Inc.	134,730	4,121

Wilshire Bancorp, Inc.	320,446	2,958

Wintrust Financial Corp.	166,364	7,431

WSFS Financial Corp.	92,804	6,646
		410,908

Biotechnology & Pharmaceuticals – 0.6%

Aceto Corp.	379,632	7,334

Cambrex Corp. *	25,616	478

Impax Laboratories, Inc. *	58,524	1,388

Nutraceutical International Corp. *	111,943	2,341

PDL BioPharma, Inc.	394,073	2,944
		14,485

Chemicals – 3.2%

A. Schulman, Inc.	183,500	6,635

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Chemicals – 3.2% – continued

Axiall Corp.	8,607	$308

Cabot Corp.	155,273	7,883

Cytec Industries, Inc.	122,914	5,813

H.B. Fuller Co.	181,278	7,197

Innophos Holdings, Inc.	74,845	4,123

Materion Corp.	246,045	7,546

Minerals Technologies, Inc.	193,443	11,938

Olin Corp.	387,407	9,782

OM Group, Inc.	284,802	7,391

Sensient Technologies Corp.	205,750	10,771
		79,387

Commercial Services – 2.2%

ABM Industries, Inc.	323,406	8,308

Barrett Business Services, Inc.	39,068	1,543

Brink’s (The) Co.	30,191	726

CDI Corp.	198,753	2,886

Corporate Executive Board (The) Co.	21,532	1,294

Ennis, Inc.	320,494	4,221

G&K Services, Inc., Class A	176,889	9,796

Kforce, Inc.	128,357	2,512

Korn/Ferry International *	288,772	7,190

Multi-Color Corp.	128,109	5,826

Navigant Consulting, Inc. *	43,069	599

Resources Connection, Inc.	34,893	486

RR Donnelley & Sons Co.	12,686	209

UniFirst Corp.	22,089	2,134

Viad Corp.	270,526	5,586

Vistaprint N.V. *	40,047	2,194
		55,510

Construction Materials – 0.6%

Apogee Enterprises, Inc.	255,267	10,159

Louisiana-Pacific Corp. *	274,016	3,724
		13,883

Consumer Products – 1.9%

Cal-Maine Foods, Inc.	20,631	1,843

Darling Ingredients, Inc. *	378,894	6,941

Fresh Del Monte Produce, Inc.	369,757	11,795

Helen of Troy Ltd. *	190,012	9,979

Inter Parfums, Inc.	148,091	4,073

PhotoMedex, Inc. *	17,746	110

Sanderson Farms, Inc.	30,591	2,691

Seneca Foods Corp., Class A *	62,473	1,787

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Consumer Products – 1.9% – continued

Universal Corp.	196,213	$8,710
		47,929

Consumer Services – 0.8%

Aaron’s, Inc.	64,724	1,574

Bridgepoint Education, Inc. *	46,229	516

Graham Holdings Co., Class B	5,985	4,187

Matthews International Corp., Class A	37,798	1,659

Rent-A-Center, Inc.	413,114	12,538
		20,474

Containers & Packaging – 0.4%

Myers Industries, Inc.	371,174	6,548

Tredegar Corp.	178,450	3,285
		9,833

Design, Manufacturing & Distribution – 0.9%

Benchmark Electronics, Inc. *	359,143	7,977

CTS Corp.	376,591	5,984

Fabrinet *	26,003	380

Plexus Corp. *	187,963	6,941
		21,282

Distributors – Consumer Staples – 0.9%

Andersons (The), Inc.	178,366	11,216

Core-Mark Holding Co., Inc.	208,616	11,065
		22,281

Distributors – Discretionary – 1.8%

FTD Cos., Inc. *	164,387	5,607

Insight Enterprises, Inc. *	469,142	10,617

PC Connection, Inc.	217,448	4,669

SYNNEX Corp. *	229,292	14,819

Tech Data Corp. *	10,355	610

United Stationers, Inc.	216,007	8,115
		44,437

Electrical Equipment – 0.6%

ESCO Technologies, Inc.	21,223	738

Powell Industries, Inc.	10,240	419

Watts Water Technologies, Inc., Class A	247,868	14,438
		15,595

Engineering & Construction Services – 1.7%

Comfort Systems USA, Inc.	306,075	4,147

Dycom Industries, Inc. *	362,944	11,146

EMCOR Group, Inc.	415,416	16,600

Granite Construction, Inc.	229,886	7,313

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Engineering & Construction Services – 1.7% – continued

Great Lakes Dredge & Dock Corp. *	225,042	$1,391

MYR Group, Inc. *	16,793	404

Pike Corp. *	23,962	285
		41,286

Forest & Paper Products – 1.1%

Domtar Corp.	159,338	5,597

KapStone Paper and Packaging Corp. *	325,521	9,105

Mercer International, Inc. *	395,103	3,852

Neenah Paper, Inc.	36,167	1,934

PH Glatfelter Co.	246,143	5,403

Schweitzer-Mauduit International, Inc.	20,906	864
		26,755

Gaming, Lodging & Restaurants – 0.6%

Biglari Holdings, Inc. *	1,182	402

Bob Evans Farms, Inc.	229,336	10,857

DineEquity, Inc.	16,504	1,346

Einstein Noah Restaurant Group, Inc.	61,674	1,243

Texas Roadhouse, Inc.	77,077	2,146
		15,994

Hardware – 2.5%

Brocade Communications Systems, Inc.	1,235,396	13,429

Comtech Telecommunications Corp.	95,358	3,543

Electronics For Imaging, Inc. *	334,741	14,785

Finisar Corp. *	506,973	8,431

Lexmark International, Inc., Class A	53,810	2,287

Oplink Communications, Inc.	214,392	3,606

PC-Tel, Inc.	152,644	1,159

QLogic Corp. *	222,285	2,036

Sanmina Corp. *	580,166	12,102

VOXX International Corp. *	229,306	2,132
		63,510

Health Care Facilities & Services – 2.4%

Amedisys, Inc. *	147,615	2,977

Amsurg Corp. *	197,317	9,876

Capital Senior Living Corp. *	116,644	2,476

Five Star Quality Care, Inc. *	533,765	2,012

Hanger, Inc. *	150,238	3,083

Health Net, Inc. *	63,697	2,937

HealthSouth Corp.	69,964	2,582

LHC Group, Inc. *	14,124	328

LifePoint Hospitals, Inc. *	169,618	11,736

Magellan Health, Inc. *	125,977	6,895

Medcath Corp. (1)*	106,845	–

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Health Care Facilities & Services – 2.4% – continued

National Healthcare Corp.	11,249	$625

Owens & Minor, Inc.	83,693	2,740

Select Medical Holdings Corp.	111,974	1,347

Triple-S Management Corp., Class B *	230,318	4,583

VCA, Inc. *	71,058	2,795

WellCare Health Plans, Inc. *	63,860	3,853
		60,845

Home & Office Products – 1.3%

ACCO Brands Corp. *	96,943	669

Beazer Homes USA, Inc. *	91,444	1,535

CSS Industries, Inc.	94,170	2,284

Griffon Corp.	422,019	4,807

Hooker Furniture Corp.	104,547	1,590

La-Z-Boy, Inc.	238,266	4,715

MDC Holdings, Inc.	69,381	1,757

Meritage Homes Corp. *	137,472	4,880

NACCO Industries, Inc., Class A	60,995	3,033

Ryland Group (The), Inc.	47,716	1,586

Standard Pacific Corp. *	639,812	4,792

Steelcase, Inc., Class A	67,783	1,097
		32,745

Industrial Services – 0.3%

Kaman Corp.	37,285	1,465

TAL International Group, Inc. *	140,507	5,796
		7,261

Institutional Financial Services – 0.4%

GFI Group, Inc.	201,343	1,089

Stifel Financial Corp. *	188,319	8,830
		9,919

Insurance – 5.2%

American Equity Investment Life Holding Co.	418,983	9,586

AMERISAFE, Inc.	82,302	3,219

Argo Group International Holdings Ltd.	32,825	1,651

Baldwin & Lyons, Inc., Class B	9,909	245

CNO Financial Group, Inc.	1,169,131	19,828

EMC Insurance Group, Inc.	66,797	1,929

Employers Holdings, Inc.	225,071	4,333

Endurance Specialty Holdings Ltd.	56,514	3,118

FBL Financial Group, Inc., Class A	27,329	1,222

Horace Mann Educators Corp.	327,136	9,327

Kemper Corp.	58,546	1,999

Montpelier Re Holdings Ltd.	240,195	7,468

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Insurance – 5.2% – continued

Navigators Group (The), Inc. *	131,287	$8,074

Platinum Underwriters Holdings Ltd.	126,478	7,699

Primerica, Inc.	208,563	10,057

ProAssurance Corp.	49,622	2,187

Radian Group, Inc.	258,900	3,692

RLI Corp.	147,818	6,399

Safety Insurance Group, Inc.	43,199	2,329

Selective Insurance Group, Inc.	94,785	2,098

StanCorp Financial Group, Inc.	171,777	10,853

Symetra Financial Corp.	423,657	9,884

United Fire Group, Inc.	119,049	3,306
		130,503

Iron & Steel – 0.3%

Haynes International, Inc.	10,544	485

Olympic Steel, Inc.	85,373	1,756

Steel Dynamics, Inc.	177,710	4,018
		6,259

Leisure Products – 0.0%

LeapFrog Enterprises, Inc. *	54,486	326

Machinery – 1.7%

Columbus McKinnon Corp.	15,736	346

Curtiss-Wright Corp.	241,537	15,922

Hollysys Automation Technologies Ltd. *	42,027	945

Hyster-Yale Materials Handling, Inc.	99,232	7,107

Kadant, Inc.	44,103	1,722

MSA Safety, Inc.	23,539	1,163

Regal-Beloit Corp.	38,473	2,472

Rofin-Sinar Technologies, Inc. *	238,256	5,494

Standex International Corp.	113,256	8,397
		43,568

Manufactured Goods – 1.4%

Aegion Corp. *	89,505	1,991

Barnes Group, Inc.	334,460	10,151

EnPro Industries, Inc. *	45,183	2,735

Gibraltar Industries, Inc. *	396,915	5,434

Rogers Corp. *	132,849	7,275

RTI International Metals, Inc. *	26,117	644

Simpson Manufacturing Co., Inc.	265,735	7,746
		35,976

Media – 1.3%

AOL, Inc. *	66,148	2,973

Entercom Communications Corp., Class A *	363,282	2,917

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Media – 1.3% – continued

EW Scripps (The) Co., Class A *	48,660	$794

Harte-Hanks, Inc.	330,289	2,104

Journal Communications, Inc., Class A *	650,893	5,487

Meredith Corp.	160,190	6,856

New York Times (The) Co., Class A	127,143	1,427

Scholastic Corp.	325,682	10,526
		33,084

Medical Equipment & Devices – 1.3%

AngioDynamics, Inc. *	201,228	2,761

Bio-Rad Laboratories, Inc., Class A *	22,909	2,598

CONMED Corp.	364,008	13,410

CryoLife, Inc.	305,095	3,011

Greatbatch, Inc. *	236,934	10,096

Natus Medical, Inc. *	26,001	767

Orthofix International N.V. *	16,586	514
		33,157

Metals & Mining – 0.3%

Encore Wire Corp.	39,840	1,478

Kaiser Aluminum Corp.	72,173	5,501

Stillwater Mining Co. *	63,098	948
		7,927

Oil, Gas & Coal – 4.8%

Basic Energy Services, Inc. *	46,495	1,008

Bristow Group, Inc.	261,967	17,604

C&J Energy Services, Inc. *	46,234	1,412

Callon Petroleum Co. *	346,093	3,049

Carrizo Oil & Gas, Inc. *	119,212	6,416

Cloud Peak Energy, Inc. *	468	6

Dawson Geophysical Co.	6,894	125

Dril-Quip, Inc. *	22,890	2,046

Enbridge Energy Management LLC *	76,149	2,833

Gran Tierra Energy, Inc. *	591,558	3,277

Helix Energy Solutions Group, Inc. *	406,648	8,971

Matrix Service Co. *	22,222	536

Natural Gas Services Group, Inc. *	177,844	4,281

Newpark Resources, Inc. *	890,952	11,083

Northern Oil and Gas, Inc. *	54,531	775

Parker Drilling Co. *	101,745	503

PDC Energy, Inc. *	203,801	10,249

PHI, Inc. (Non Voting) *	111,397	4,584

Pioneer Energy Services Corp. *	374,075	5,245

Resolute Energy Corp. *	112,863	708

Rex Energy Corp. *	138,046	1,749

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Oil, Gas & Coal – 4.8% – continued

SEACOR Holdings, Inc. *	17,214	$1,288

SemGroup Corp., Class A	9,879	823

Steel Excel, Inc. *	26,148	837

Stone Energy Corp. *	433,952	13,609

Tesco Corp.	33,304	661

TETRA Technologies, Inc. *	66,809	723

Tidewater, Inc.	42,301	1,651

VAALCO Energy, Inc. *	561,478	4,773

W&T Offshore, Inc.	384,909	4,234

Western Refining, Inc.	66,804	2,805

World Fuel Services Corp.	19,810	791
		118,655

Passenger Transportation – 0.7%

Hawaiian Holdings, Inc. *	44,365	597

JetBlue Airways Corp. *	1,669,870	17,734
		18,331

Real Estate Investment Trusts – 11.8%

Acadia Realty Trust	183,942	5,073

Agree Realty Corp.	136,049	3,725

American Assets Trust, Inc.	33,917	1,118

Anworth Mortgage Asset Corp.	281,983	1,351

Associated Estates Realty Corp.	182,350	3,193

Campus Crest Communities, Inc.	55,150	353

Capstead Mortgage Corp.	611,130	7,480

CBL & Associates Properties, Inc.	324,130	5,802

Chesapeake Lodging Trust	216,243	6,303

Chimera Investment Corp.	946,913	2,879

Corporate Office Properties Trust	87,300	2,245

DiamondRock Hospitality Co.	863,487	10,949

DuPont Fabros Technology, Inc.	232,352	6,283

Dynex Capital, Inc.	290,612	2,348

EPR Properties	366,474	18,573

Equity One, Inc.	400,521	8,663

First Industrial Realty Trust, Inc.	383,984	6,493

Franklin Street Properties Corp.	482,043	5,409

Geo Group (The), Inc.	384,287	14,687

Gladstone Commercial Corp.	49,241	837

Government Properties Income Trust	158,042	3,463

Healthcare Realty Trust, Inc.	300,815	7,123

Highwoods Properties, Inc.	305,030	11,866

Invesco Mortgage Capital, Inc.	472,188	7,423

Investors Real Estate Trust	449,999	3,465

Kite Realty Group Trust	122,266	2,964

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Real Estate Investment Trusts – 11.8% – continued

LaSalle Hotel Properties	599,309	$20,520

LTC Properties, Inc.	255,179	9,414

Mack-Cali Realty Corp.	75,094	1,435

Medical Properties Trust, Inc.	1,242,479	15,233

MFA Financial, Inc.	730,143	5,681

National Health Investors, Inc.	105,257	6,014

New York Mortgage Trust, Inc.	164,804	1,192

One Liberty Properties, Inc.	82,021	1,659

Pebblebrook Hotel Trust	195,643	7,305

Pennsylvania Real Estate Investment Trust	396,743	7,911

Piedmont Office Realty Trust, Inc., Class A	143,184	2,526

PS Business Parks, Inc.	59,566	4,535

Ramco-Gershenson Properties Trust	327,888	5,328

Redwood Trust, Inc.	634,930	10,527

Resource Capital Corp.	809,194	3,941

Retail Opportunity Investments Corp.	220,516	3,242

RLJ Lodging Trust	549,908	15,656

Silver Bay Realty Trust Corp.	37,341	605

Starwood Waypoint Residential Trust	43,154	1,122

Strategic Hotels & Resorts, Inc. *	723,369	8,427

Sunstone Hotel Investors, Inc.	556,969	7,697

Weingarten Realty Investors	145,952	4,598

Winthrop Realty Trust	28,320	427
		295,063

Recreational Facilities & Services – 0.6%

Carmike Cinemas, Inc. *	15,287	474

International Speedway Corp., Class A	113,660	3,596

Life Time Fitness, Inc. *	36,810	1,857

Marcus (The) Corp.	319,171	5,043

Vail Resorts, Inc.	52,091	4,519
		15,489

Renewable Energy – 0.6%

Advanced Energy Industries, Inc. *	136,343	2,562

EnerSys	105,719	6,199

REX American Resources Corp. *	87,526	6,379
		15,140

Retail – Consumer Staples – 0.8%

Casey’s General Stores, Inc.	75,843	5,438

Fred’s, Inc., Class A	450,756	6,311

Ingles Markets, Inc., Class A	11,083	263

Pantry (The), Inc. *	201,805	4,082

PriceSmart, Inc.	18,871	1,616

SpartanNash Co.	18,655	363

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Retail – Consumer Staples – 0.8% – continued

Weis Markets, Inc.	22,989	$897
		18,970

Retail – Discretionary – 2.3%

Children’s Place (The), Inc.	19,232	917

Ethan Allen Interiors, Inc.	142,570	3,251

Finish Line (The), Inc., Class A	42,104	1,054

Genesco, Inc. *	20,560	1,537

Group 1 Automotive, Inc.	120,691	8,775

Haverty Furniture Cos., Inc.	146,619	3,195

hhgregg, Inc. *	26,653	168

Men’s Wearhouse (The), Inc.	39,035	1,843

Outerwall, Inc. *	22,775	1,278

Pep Boys-Manny Moe & Jack (The) *	339,448	3,024

PHH Corp. *	587,543	13,137

Rush Enterprises, Inc., Class A *	188,514	6,306

Shoe Carnival, Inc.	116,682	2,078

Sonic Automotive, Inc., Class A	153,432	3,761

Stage Stores, Inc.	353,187	6,043
		56,367

Semiconductors – 3.4%

Amkor Technology, Inc. *	472,546	3,974

Brooks Automation, Inc.	719,692	7,564

Cirrus Logic, Inc. *	54,100	1,128

Diodes, Inc. *	39,320	940

Entegris, Inc. *	911,192	10,479

GSI Technology, Inc. *	189,207	1,024

Intersil Corp., Class A	552,076	7,845

Kulicke & Soffa Industries, Inc. *	425,014	6,048

MKS Instruments, Inc.	475,163	15,861

OmniVision Technologies, Inc. *	308,756	8,170

Park Electrochemical Corp.	128,579	3,028

Power Integrations, Inc.	31,434	1,695

Rudolph Technologies, Inc. *	27,933	253

Semtech Corp. *	42,666	1,158

Silicon Image, Inc. *	445,682	2,246

TriQuint Semiconductor, Inc. *	137,379	2,620

Ultra Clean Holdings, Inc. *	123,799	1,108

Veeco Instruments, Inc. *	213,536	7,463

Vishay Intertechnology, Inc.	33,842	484

Xcerra Corp. *	136,625	1,337
		84,425

Software – 1.3%

Acxiom Corp. *	306,388	5,071

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Software – 1.3% – continued

Advent Software, Inc.	55,821	$1,762

Blackbaud, Inc.	27,862	1,095

Dealertrack Technologies, Inc. *	46,381	2,013

Ebix, Inc.	17,185	244

Epiq Systems, Inc.	30,938	543

Mentor Graphics Corp.	342,918	7,028

MicroStrategy, Inc., Class A *	12,206	1,597

Progress Software Corp. *	120,748	2,887

SS&C Technologies Holdings, Inc. *	51,208	2,247

Take-Two Interactive Software, Inc. *	318,274	7,343
		31,830

Specialty Finance – 2.0%

Air Lease Corp.	84,992	2,762

Aircastle Ltd.	281,559	4,606

AMERCO	7,037	1,843

Arlington Asset Investment Corp., Class A	26,932	684

Cash America International, Inc.	24,408	1,069

Encore Capital Group, Inc. *	175,894	7,794

First American Financial Corp.	433,600	11,759

Marlin Business Services Corp.	10,971	201

Nelnet, Inc., Class A	259,641	11,188

NewStar Financial, Inc. *	149,516	1,681

Stewart Information Services Corp.	17,984	528

Willis Lease Finance Corp. *	38,174	783

World Acceptance Corp. *	70,692	4,772
		49,670

Technology Services – 1.7%

Black Box Corp.	13,807	322

CACI International, Inc., Class A *	186,005	13,256

Convergys Corp.	691,307	12,319

CSG Systems International, Inc.	28,982	762

Cubic Corp.	97,974	4,585

Fair Isaac Corp.	31,816	1,753

ICF International, Inc. *	16,798	517

MAXIMUS, Inc.	162,512	6,522

Sapient Corp. *	89,982	1,260

Sykes Enterprises, Inc. *	12,562	251
		41,547

Telecom – 0.6%

General Communication, Inc., Class A *	323,022	3,524

Premiere Global Services, Inc. *	497,152	5,951

Shenandoah Telecommunications Co.	20,441	507

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Telecom – 0.6% – continued

Telephone & Data Systems, Inc.	188,392	$4,514
		14,496

Transportation & Logistics – 1.7%

Hornbeck Offshore Services, Inc. *	317,376	10,388

Marten Transport Ltd.	28,386	506

Mobile Mini, Inc.	337,787	11,812

Patriot Transportation Holding, Inc. *	8,197	278

Saia, Inc. *	212,801	10,546

Ship Finance International Ltd.	477,937	8,087

Universal Truckload Services, Inc.	45,168	1,095
		42,712

Transportation Equipment – 0.4%

American Railcar Industries, Inc.	17,173	1,269

Greenbrier (The) Cos., Inc.	133,576	9,802
		11,071

Utilities – 5.5%

ALLETE, Inc.	193,943	8,609

Avista Corp.	349,092	10,658

Black Hills Corp.	172,530	8,261

Chesapeake Utilities Corp.	11,466	478

Cleco Corp.	298,234	14,360

El Paso Electric Co.	290,033	10,601

Empire District Electric (The) Co.	203,949	4,925

Great Plains Energy, Inc.	32,665	789

IDACORP, Inc.	323,893	17,364

Laclede Group (The), Inc.	110,249	5,115

NorthWestern Corp.	207,717	9,422

Otter Tail Corp.	171,317	4,569

PNM Resources, Inc.	392,156	9,769

Portland General Electric Co.	172,644	5,545

South Jersey Industries, Inc.	66,132	3,529

Southwest Gas Corp.	310,479	15,083

WGL Holdings, Inc.	194,154	8,178
		137,255

Waste & Environment Services & Equipment – 0.3%

Cantel Medical Corp.	155,463	5,345

Tetra Tech, Inc.	55,451	1,385
		6,730
Total Common Stocks
(Cost $1,797,314)		2,394,680

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
CONVERTIBLE PREFERRED STOCKS – 0.1%

Medical Equipment & Devices Manufacturing – 0.1%

Alere, Inc., 3.00%	3,417	$1,106
Total Convertible Preferred Stocks
(Cost $757)		1,106

MASTER LIMITED PARTNERSHIPS – 0.2%

Automotive – 0.2%

Compass Diversified Holdings	270,333	4,733
Total Master Limited Partnerships
(Cost $3,311)		4,733

OTHER – 0.0% (2)

Escrow DLB Oil & Gas *	2,100	–

Escrow Gerber Scientific, Inc. *	264,734	–
Total Other
(Cost $–)		–

INVESTMENT COMPANIES – 3.3%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (3)(4)	83,370,659	83,371
Total Investment Companies
(Cost $83,371)		83,371

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.04%, 10/2/14 (5)	$7,209	$7,209
Total Short-Term Investments
(Cost $7,209)		7,209

Total Investments – 99.9%
(Cost $1,891,962)		2,491,099

Other Assets less Liabilities – 0.1%		2,713
NET ASSETS – 100.0%		$2,493,812

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $116,392,000 with net sales of approximately $33,021,000 during the six months ended September 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	240	$23,586	Long	12/14	$(176)
Russell 2000
Mini Index	618	67,770	Long	12/14	(3,501)

Total					$(3,677)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	2.7
Energy	6.0
Financials	37.9
Health Care	4.4
Industrials	15.1
Information Technology	12.0
Materials	5.5
Telecommunication Services	0.6
Utilities	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Oil, Gas & Coal	$117,818		$837		$–	$118,655
All Other Industries	2,276,025	(1)	–		–	2,276,025
Convertible Preferred Stocks	–		1,106	(1)	–	1,106
Master Limited Partnerships	4,733	(1)	–		–	4,733
Investment Companies	83,371		–		–	83,371
Short-Term Investments	–		7,209		–	7,209
Total Investments	$2,481,947		$9,152		$–	$2,491,099

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(3,677)	$–		$–		$(3,677)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%

Biotechnology & Pharmaceuticals – 1.2%

BioMarin Pharmaceutical, Inc. *	13,574	$980

Commercial Services – 2.6%

Accretive Health, Inc. *	110,646	858

HMS Holdings Corp. *	63,274	1,193
		2,051

Electrical Equipment – 2.1%

Amphenol Corp., Class A	9,844	983

Trimble Navigation Ltd. *	21,102	644
		1,627

Hardware – 13.9%

Apple, Inc.	35,133	3,540

Aruba Networks, Inc. *	40,386	872

Cisco Systems, Inc.	30,989	780

EMC Corp.	53,262	1,558

F5 Networks, Inc. *	6,537	776

FEI Co.	8,718	657

Juniper Networks, Inc.	51,887	1,149

NetApp, Inc.	13,866	596

Nimble Storage, Inc. *	14,696	382

Seagate Technology PLC	10,524	603
		10,913

Health Care Facilities & Services – 3.5%

Catamaran Corp. *	36,685	1,546

Express Scripts Holding Co. *	17,038	1,204
		2,750

Media – 12.8%

Alliance Data Systems Corp. *	2,394	594

Everyday Health, Inc. *	42,894	599

Facebook, Inc., Class A *	26,839	2,121

Google, Inc., Class A *	2,797	1,646

Google, Inc., Class C *	2,838	1,639

LinkedIn Corp., Class A *	7,696	1,599

Pandora Media, Inc. *	31,126	752

Priceline Group (The), Inc. *	938	1,087
		10,037

Medical Equipment & Devices – 9.0%

Baxter International, Inc.	34,422	2,471

CR Bard, Inc.	11,668	1,665

Intuitive Surgical, Inc. *	2,742	1,266

Zimmer Holdings, Inc.	16,068	1,616
		7,018

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Retail – Discretionary – 1.7%

eBay, Inc. *	23,104	$1,308

Semiconductors – 16.1%

Altera Corp.	21,955	786

ARM Holdings PLC ADR	34,671	1,515

ASML Holding N.V. (Registered)	10,400	1,028

Intel Corp.	23,096	804

KLA-Tencor Corp.	9,516	750

Lam Research Corp.	17,154	1,281

Linear Technology Corp.	28,571	1,268

Microchip Technology, Inc.	21,215	1,002

NXP Semiconductor N.V. *	20,042	1,371

QUALCOMM, Inc.	15,300	1,144

SanDisk Corp.	7,916	775

Xilinx, Inc.	21,181	897
		12,621

Software – 24.5%

Activision Blizzard, Inc.	36,625	761

Check Point Software Technologies Ltd. *	20,556	1,423

Citrix Systems, Inc. *	14,074	1,004

CommVault Systems, Inc. *	19,988	1,007

Imperva, Inc. *	30,011	862

LogMeIn, Inc. *	19,049	878

Microsoft Corp.	22,171	1,028

Oracle Corp.	44,356	1,698

Palo Alto Networks, Inc. *	8,174	802

Proofpoint, Inc. *	19,002	706

Qlik Technologies, Inc. *	24,398	660

Qualys, Inc. *	28,984	771

Red Hat, Inc. *	34,794	1,954

salesforce.com, Inc. *	36,746	2,114

ServiceNow, Inc. *	16,217	953

Splunk, Inc. *	7,112	394

Teradata Corp. *	23,008	964

VMware, Inc., Class A *	12,994	1,219
		19,198

Specialty Finance – 4.0%

Fidelity National Information Services, Inc.	15,209	856

Fiserv, Inc. *	13,855	895

MasterCard, Inc., Class A	14,135	1,045

Xoom Corp. *	14,207	312
		3,108

Technology Services – 4.3%

Accenture PLC, Class A	12,070	982

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Technology Services – 4.3% – continued

Amdocs Ltd.	18,229	$836

Cognizant Technology Solutions Corp., Class A *	34,466	1,543
		3,361

Telecom – 1.2%

Rackspace Hosting, Inc. *	29,505	960
Total Common Stocks
(Cost $58,538)		75,932

INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	1,475,585	1,476
Total Investment Companies
(Cost $1,476)		1,476

Total Investments – 98.8%
(Cost $60,014)		77,408

Other Assets less Liabilities – 1.2%		961
NET ASSETS – 100.0%		$78,369

(1)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,398,000 with net sales of approximately $922,000 during the six months ended September 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.4%
Health Care	16.9
Information Technology	81.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$75,932	(1)	$–	$–	$75,932
Investment Companies	1,476		–	–	1,476
Total Investments	$77,408		$–	$–	$77,408

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2014 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Income Equity, International Equity, Large Cap Core, Large Cap Equity, Large Cap Growth, Large Cap Value, Small Cap Core, Small Cap Value and Technology Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 9.

At September 30, 2014, the Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $80,000, $110,000, $425,000 and $7,209,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on written options on the Statements of Operations.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty non-performance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security of currency at a price different from the current fair value. No option contracts were held or written by the Funds during the six months ended September 30, 2014.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2014.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Redemption fees for the six months ended September 30, 2014, were less than $500 for the International Equity Fund. Redemption fees for the fiscal year ended March 31, 2014, were approximately $1,000 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Income Equity	Monthly
International Equity	Annually
Large Cap Core	Quarterly
Large Cap Equity	Quarterly
Large Cap Growth	Annually
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually
Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Income Equity	$1,820	$(1,820)	$ —
International Equity	176	(2,321)	2,145
Large Cap Core	(2)	2	—
Large Cap Equity	—	(64)	64
Large Cap Growth	9	(1,135)	1,126
Small Cap Core	(68)	68	—
Small Cap Value	(1,369)	1,369	—
Technology	496	(496)	—

*	Amount rounds to less than one thousand.

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2013, through the fiscal year ended March 31, 2014, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Technology	$123
Large Cap Growth	23

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of March 31, 2014, there were no post-enactment capital losses carried forward.

At March 31, 2014, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2016		MARCH 31, 2017		MARCH 31, 2018
International Equity	$2,292	*	$32,941	*	$151,695	*
Large Cap Core	—		7,294		9,392
Large Cap Equity	2,352	*	17,703	*	13,471	*
Large Cap Growth	—		583	*	20,105	*
Large Cap Value	—		41,076		61,413
Technology	—		—		5,670

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2018.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2014, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Income Equity	$6,078	$5,215	$90,841
International Equity	5,412	—	58,564
Large Cap Core	2	—	3,700
Large Cap Equity	25	—	39,775
Large Cap Growth	—	16,921	51,124
Large Cap Value	1,516	—	31,496
Small Cap Core	1,066	3,067	69,468
Small Cap Value	8,748	17,211	835,772
Technology	—	—	16,581

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$8,662	$10,824
International Equity	4,000	722
Large Cap Core	294	—
Large Cap Equity	1,508	28
Large Cap Growth	281	19
Large Cap Value	2,160	—
Small Cap Core	1,490	13,000
Small Cap Value	31,699	150,040

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$6,126	$801
International Equity	4,471	—
Large Cap Core	262	—
Large Cap Equity	1,853	—
Large Cap Growth	400	—
Large Cap Value	2,897	—
Small Cap Core	2,216	419
Small Cap Value	25,500	44,644

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2014, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2011 through March 31, 2013 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

At September 30, 2014, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2014, on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
International Equity	$150	1.15%
Large Cap Growth	650	1.15%

No other Funds incurred any interest expenses during the six months ended September 30, 2014.

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of each Fund have approved a new management agreement, effective June 30, 2014, between the Fund and NTI (the “Management Agreement”), to provide the Fund with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the first table below (expressed as a percentage of each Fund’s respective average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the second table below (expressed as a percentage of each Fund’s respective average daily net assets.) Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.15% of the average daily net assets of each Fund.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
Fund	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Large Cap Core	0.44%	0.60%
Small Cap Core	0.74%	0.75%
Small Cap Value	0.95%	1.00%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Income Equity	0.95%	0.922%	0.894%	1.00%
International Equity	1.00%	0.97%	0.941%	1.06%
Large Cap Equity	0.83%	0.805%	0.781%	0.85%
Large Cap Growth	0.83%	0.805%	0.781%	0.85%
Large Cap Value	0.83%	0.805%	0.781%	0.85%
Technology	1.10%	1.067%	1.035%	1.25%

Prior to June 30, 2014, the annual advisory fees for the Funds were based on the following annual rates as set forth in the table below. There was no change to the contractual expense limitations described above.

Fund	CONTRACTUAL ANNUAL ADVISORY FEES
Large Cap Core	0.30%
Small Cap Core	0.85%
Small Cap Value	0.85%

	CONTRACTUAL ANNUAL ADVISORY FEES
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Income Equity	0.85%	0.80%	0.77%
International Equity	0.90%	0.85%	0.81%
Large Cap Equity	0.75%	0.71%	0.68%
Large Cap Growth	0.75%	0.71%	0.68%
Large Cap Value	0.85%	0.80%	0.77%
Technology	1.00%	0.94%	0.90%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2015. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets, accrued daily and payable monthly. The transfer agent fees are reflected in the Funds’ Statements of Operations.

NTI has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund invests its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the money market fund pays to NTI and/or its affiliates. The uninvested cash of each of the Funds currently is invested in the Diversified Assets Portfolio of Northern Institutional Funds. The aggregate annual rate of management, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of the average daily net assets. However, pursuant to the exemptive order, NTI will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Management Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Income Equity	$ —	$337,468	$ —	$377,144
International Equity	—	15,975	—	8,617
Large Cap Core	—	7,570	—	5,348
Large Cap Equity	—	10,360	—	17,764
Large Cap Growth	—	37,455	—	93,208
Large Cap Value	—	82,553	—	86,799
Small Cap Core	—	12,058	—	14,215
Small Cap Value	—	304,072	—	283,534
Technology	—	11,580	—	18,500

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2014, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Income Equity	$25,085	$(4,810)	$20,275	$329,277
International Equity	56,319	(11,078)	45,241	201,857
Large Cap Core	4,412	(156)	4,256	26,094
Large Cap Equity	44,401	(1,183)	43,218	102,567
Large Cap Growth	29,303	(1,606)	27,697	72,262
Large Cap Value	10,937	(2,585)	8,352	98,580
Small Cap Core	58,405	(4,743)	53,662	128,919
Small Cap Value	621,443	(25,464)	595,979	1,895,120
Technology	18,515	(1,429)	17,086	60,322

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	1,568	$25,074	312	$5,030	(4,149)	$(66,929)	(2,269)	$(36,825)
International Equity	2,161	22,151	—	—	(1,355)	(13,824)	806	8,327
Large Cap Core	545	7,867	5	81	(304)	(4,375)	246	3,573
Large Cap Equity	119	2,466	22	456	(471)	(9,780)	(330)	(6,858)
Large Cap Growth	68	2,221	—	—	(1,878)	(58,572)	(1,810)	(56,351)
Large Cap Value	243	3,282	—	—	(737)	(9,878)	(494)	(6,596)
Small Cap Core	816	17,023	—	—	(756)	(15,813)	60	1,210
Small Cap Value	13,148	275,472	—	—	(14,024)	(294,511)	(876)	(19,039)
Technology	143	2,994	—	—	(447)	(9,140)	(304)	(6,146)

Transactions in capital shares for the fiscal year ended March 31, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	5,047	$76,672	1,002	$15,315	(6,184)	$(94,095)	(135)	$(2,108)
International Equity	5,056	48,277	175	1,701	(10,503)	(99,582)	(5,272)	(49,604)
Large Cap Core	928	11,982	11	128	(226)	(2,813)	713	9,297
Large Cap Equity	295	5,420	53	986	(1,942)	(35,442)	(1,594)	(29,036)
Large Cap Growth	250	7,248	9	263	(2,936)	(84,717)	(2,677)	(77,206)
Large Cap Value	1,449	16,891	127	1,600	(3,144)	(37,102)	(1,568)	(18,611)
Small Cap Core	1,464	29,371	639	12,973	(4,734)	(96,605)	(2,631)	(54,261)
Small Cap Value	31,376	621,784	8,374	169,160	(27,437)	(551,564)	12,313	239,380
Technology	241	4,603	—	—	(924)	(16,958)	(683)	(12,355)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2014:

Amounts in thousands		ASSETS		LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Large Cap Core	Equity contracts	Net Assets — Unrealized appreciation	$ —	Net Assets — Unrealized depreciation	$14	*	Citigroup
Large Cap Value	Equity contracts	Net Assets — Unrealized appreciation	—	Net Assets — Unrealized depreciation	24	*	UBS
Small Cap Core	Equity contracts	Net Assets — Unrealized appreciation	—	Net Assets — Unrealized depreciation	341	*	UBS
Small Cap Value	Equity contracts	Net Assets — Unrealized appreciation	—	Net Assets — Unrealized depreciation	3,677	*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2014:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	$62
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(5)
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	25
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	330

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(20)
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(24)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(328)
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,237)

Volume of derivative activity for the six months ended September 30, 2014*:

	FUTURES EQUITY
	CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Large Cap Core	38	$160
Large Cap Value	4	1,016
Small Cap Core	26	925
Small Cap Value	72	3,935

*	Activity during the period is measured by number of trades during the period and average notional amount for futures equity contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. LEGAL PROCEEDINGS

In 2007, the Large Cap Core Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.). Each of these cases has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York. The cases attempt to “clawback” the proceeds paid out in connection with the LBO.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

The defendants have jointly moved to dismiss all of the actions filed by the individual creditors in the Niese and Deutsche Bank cases. The Committee Action was not subject to the motion to dismiss. On September 23, 2013, the District Court dismissed the individual creditors’ actions. The individual creditors filed a notice of appeal of the Court’s decision on September 30, 2013. The appeal is currently pending before the United States Court of Appeals for the Second Circuit.

The value of the proceeds received by the Large Cap Core Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Funds’ net asset value. The Funds intend to vigorously defend these actions.

12. REORGANIZATION

On August 21, 2014, the Board of Trustees of the Trust approved the reorganization of Northern Large Cap Growth Fund (the “Acquired Fund”) into Northern Large Cap Core Fund (the “Acquiring Fund”). It is anticipated that the reorganization will be completed on or about December 5, 2014. The reorganization will be effected pursuant to a Plan of Reorganization (the “Plan”). In the reorganization, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, in exchange for shares of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The shares of the Acquiring Fund then will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Holders of shares of the Acquired Fund will hold, immediately after the reorganization, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares the shareholder held in the Acquired Fund immediately prior to the reorganization. It is currently anticipated that the reorganization of the Acquired Fund should be effected on a tax-free basis for federal income tax purposes.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2014 (UNAUDITED)

At a reconvened Special Joint Meeting of Shareholders of Northern Funds, including the Northern Multi-Manager Funds, and Northern Institutional Funds held on June 23, 2014, at the office of Northern Trust Investments, Inc., 50 South LaSalle Street, Chicago, Illinois, the following matter was voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

To approve a new management agreement, included with the Proxy Statement for the Meeting, between the Fund and its investment adviser, to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

FUND	FOR	AGAINST	ABSTAIN	BROKER NON-VOTE
Large Cap Value Fund	4,310,029	105,721	232,240	1,798,731
Small Cap Value Fund	55,180,276	647,588	974,047	25,104,785
Technology Fund	1,522,610	61,584	70,994	596,282

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

FUND EXPENSES	SEPTEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/14 - 9/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 69 and 70), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 74), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.00%	$1,000.00	$1,030.20	$5.09
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.07%	$1,000.00	$968.10	$5.28
Hypothetical**	1.07%	$1,000.00	$1,019.70	$5.42

LARGE CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.63%	$1,000.00	$1,060.10	$3.25
Hypothetical**	0.63%	$1,000.00	$1,021.91	$3.19

LARGE CAP EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.86%	$1,000.00	$1,048.80	$4.42
Hypothetical**	0.86%	$1,000.00	$1,020.76	$4.36

LARGE CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.86%	$1,000.00	$1,045.60	$4.41
Hypothetical**	0.86%	$1,000.00	$1,020.76	$4.36

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2014 (UNAUDITED)

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.86%	$1,000.00	$1,044.60	$4.41
Hypothetical**	0.86%	$1,000.00	$1,020.76	$4.36

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.76%	$1,000.00	$959.40	$3.73
Hypothetical**	0.76%	$1,000.00	$1,021.26	$3.85

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.00%	$1,000.00	$950.80	$4.89
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.26%	$1,000.00	$1,038.50	$6.44
Hypothetical**	1.26%	$1,000.00	$1,018.75	$6.38

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND

30	GLOBAL REAL ESTATE INDEX FUND

40	GLOBAL SUSTAINABILITY INDEX FUND

53	INTERNATIONAL EQUITY INDEX FUND

67	MID CAP INDEX FUND

74	SMALL CAP INDEX FUND

100	STOCK INDEX FUND

108	NOTES TO THE FINANCIAL STATEMENTS

122	FUND EXPENSES

124	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at cost	$1,629,535	(1)	$1,280,839	(1)
Investments, at value	$1,935,113	(3)	$1,514,261	(3)
Cash held at broker	4,528	(5)	638	(5)
Foreign currencies held at broker, at value (restricted $500, $814, $74, $3,896, respectively)	500	(6)	2,910	(6)
Foreign currencies, at value (cost $26,342, $9,095, $2,163, $28,143, respectively)	25,789		9,030
Dividend income receivable	2,031		3,878
Interest income receivable	–		–
Receivable for foreign tax reclaimable	273		570
Receivable for securities sold	2,707		5
Receivable for variation margin on futures contracts	31		28
Receivable for fund shares sold	498		2,343
Receivable from investment adviser	13		6
Unrealized gain on foreign currency exchange contracts	4		140
Prepaid and other assets	25		21
Total Assets	1,971,512		1,533,830
LIABILITIES:
Unrealized loss on foreign currency exchange contracts	97		305
Payable for securities purchased	3,533		595
Payable for variation margin on futures contracts	196		224
Payable for fund shares redeemed	1,821		777
Payable to affiliates:
Management fees (Note 5)	69		101
Custody and accounting fees	33		26
Shareholder servicing fees	—		6
Transfer agent fees	5		4
Trustee fees	14		9
Accrued other liabilities	49		39
Total Liabilities	5,817		2,086
Net Assets	$1,965,695		$1,531,744
ANALYSIS OF NET ASSETS:
Capital stock	$1,899,304		$2,003,228
Accumulated undistributed net investment income (loss)	25,744		(24,890)
Accumulated undistributed net realized gain (loss)	(262,295)		(678,897)
Net unrealized appreciation	302,942		232,303
Net Assets	$1,965,695		$1,531,744
Shares Outstanding ($.0001 par value, unlimited authorization)	171,392		161,220
Net Asset Value, Redemption and Offering Price Per Share	$11.47		$9.50

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $15,524, $13,336, $4,692, $32,179, $53,690, $15,544 and $178,498, respectively.
(2)	Amounts include cost from the Northern Trust Corp. of $131 and $3,766, respectively.
(3)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $15,524, $13,336, $4,692, $32,179, $53,690, $15,544 and $178,498, respectively.
(4)	Amounts include value from the Northern Trust Corp. of $163 and $4,839, respectively.
(5)	The restricted cash amounts for each international fund are $1,674, $638, $106 and $0, respectively. (6) Costs associated with foreign currencies held at broker are $554, $3,039, $159 and $4,145, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2014 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND

$147,711	(1)(2)	$4,217,942	(1)	$1,041,928	(1)	$693,880	(1)	$3,612,558	(1)(2)
$195,595	(3)(4)	$4,788,657	(3)	$1,375,445	(3)	$901,466	(3)	$5,987,421	(3)(4)
219	(5)	52	(5)	–		–		–
154	(6)	3,979	(6)	–		–		–
2,124		28,729		–		–		–
375		12,663		1,134		958		6,858
1		–		–		–		–
151		6,570		–		–		–
337		52,766		941		10,865		–
30		421		28		6		–
12		9,648		789		629		6,636
2		35		6		5		13
–		4		–		–		–
3		22		7		10		44
199,003		4,903,546		1,378,350		913,939		6,000,972

13		408		–		–		–
4,224		66,758		34,181		6,283		–
25		173		272		318		407
51		1,746		967		1,120		3,400
6		144		29		20		80
6		75		15		15		38
4		13		36		19		13
–		12		3		2		15
4		25		6		10		30
21		122		37		22		83
4,354		69,476		35,546		7,809		4,066
$194,649		$4,834,070		$1,342,804		$906,130		$5,996,906

$144,751		$4,539,584		$951,528		$656,746		$3,666,123
3,830		132,916		12,563		7,881		3,611
(1,738)		(407,960)		46,079		34,809		(45,698)
47,806		569,530		332,634		206,694		2,372,870
$194,649		$4,834,070		$1,342,804		$906,130		$5,996,906
16,023		398,695		77,116		77,487		245,557
$12.15		$12.13		$17.41		$11.69		$24.42

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$35,596	(1)(2)	$30,105	(1)(3)
Interest income	38		31
Total Investment Income	35,634		30,136
EXPENSES:
Management fees (Note 5)	1,106		1,580
Investment advisory fees (Note 5)	1,704		1,243
Administration fees (Note 5)	730		533
Custody fees	930		693
Accounting fees	54		40
Transfer agent fees	566		414
Registration fees	19		17
Printing fees	18		14
Professional fees	28		23
Shareholder servicing fees	60		59
Trustee fees	26		18
Interest expense	—		1
Other	25		11
Total Expenses	5,266		4,646
Less expenses reimbursed by investment adviser	(2,212)		(885)
Net Expenses	3,054		3,761
Net Investment Income	32,580		26,375
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(11,179)		(2,392)
Futures contracts	4,931		2,472
Foreign currency transactions	(223)		(895)
Net change in unrealized appreciation (depreciation) on:
Investments	30,654		7,803
Futures contracts	(3,218)		(903)
Foreign currency translations	(921)		(499)
Net Gains (Losses)	20,044		5,586
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,624		$31,961

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1, $1, $1, $3, $1 and $10, respectively.
(2)	Net of $4,191 in non-reclaimable foreign withholding taxes.
(3)	Net of $1,312 in non-reclaimable foreign withholding taxes.
(4)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(5)	Net of $153 in non-reclaimable foreign withholding taxes.
(6)	Net of $8,602 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$2,457	(4)(5)	$90,596	(1)(6)	$9,763 (1)	$6,541 (1)	$58,676 (1)
1		1		1	–	2
2,458		90,597		9,764	6,541	58,678

89		2,254		454	315	1,236
160		2,925		648	470	1,418
68		1,755		486	352	2,127
103		2,198		87	93	327
9		122		37	28	147
53		1,358		377	271	1,650
13		27		16	15	27
7		28		11	8	34
17		45		23	17	45
19		76		75	54	81
9		53		14	9	53
–		–		–	–	–
5		62		9	6	27
552		10,903		2,237	1,638	7,172
(263)		(4,781)		(1,224)	(921)	(4,202)
289		6,122		1,013	717	2,970
2,169		84,475		8,751	5,824	55,708

1,168		(3,804)		37,423	38,298	10,292
393		6,705		189	(962)	15,493
(84)		(4,439)		–	–	–

596		(199,072)		(44,844)	(96,063)	282,841
(94)		(2,111)		(1,168)	(684)	(3,122)
(81)		(1,133)		–	–	–
1,898		(203,854)		(8,400)	(59,411)	305,504
$4,067		$(119,379)		$351	$(53,587)	$361,212

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014
OPERATIONS:
Net investment income	$32,580	$47,355	$26,375	$32,353
Net realized gains (losses)	(6,471)	(97,540)	(815)	2,567
Net change in unrealized appreciation (depreciation)	26,515	4,014	6,401	(33,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,624	(46,171)	31,961	1,814
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(23,459)	(118,621)	133,950	82,641
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(23,459)	(118,621)	133,950	82,641
DISTRIBUTIONS PAID:
From net investment income	–	(42,947)	(22,453)	(45,432)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(42,947)	(22,453)	(45,432)
Total Increase (Decrease) in Net Assets	29,165	(207,739)	143,458	39,023
NET ASSETS:
Beginning of period	1,936,530	2,144,269	1,388,286	1,349,263
End of period	$1,965,695	$1,936,530	$1,531,744	$1,388,286
Accumulated Undistributed Net Investment Income (Loss)	$25,744	$(6,836)	$(24,890)	$(28,812)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2014

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014

$2,169	$4,095	$84,475	$121,595	$8,751	$14,917	$5,824	$9,276	$55,708	$102,938
1,477	1,780	(1,538)	(2,459)	37,612	50,627	37,336	38,212	25,785	73,784
421	19,782	(202,316)	419,036	(46,012)	157,028	(96,747)	144,665	279,719	855,634
4,067	25,657	(119,379)	538,172	351	222,572	(53,587)	192,153	361,212	1,032,356

12,907	20,170	344,488	1,688,484	26,285	161,685	(25,948)	72,969	54,174	(108,146)
12,907	20,170	344,488	1,688,484	26,285	161,685	(25,948)	72,969	54,174	(108,146)

–	(2,889)	–	(83,000)	–	(12,500)	–	(7,555)	(54,465)	(101,707)
–	–	–	–	–	(35,929)	–	(35,014)	–	(17,304)
–	(2,889)	–	(83,000)	–	(48,429)	–	(42,569)	(54,465)	(119,011)
16,974	42,938	225,109	2,143,656	26,636	335,828	(79,535)	222,553	360,921	805,199

177,675	134,737	4,608,961	2,465,305	1,316,168	980,340	985,665	763,112	5,635,985	4,830,786
$194,649	$177,675	$4,834,070	$4,608,961	$1,342,804	$1,316,168	$906,130	$985,665	$5,996,906	$5,635,985
$3,830	$1,661	$132,916	$48,441	$12,563	$3,812	$7,881	$2,057	$3,611	$2,368

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$11.16		$11.58		$11.65		$13.06		$11.31		$6.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.25		0.23		0.22		0.15		0.07
Net realized and unrealized gains (losses)	0.12		(0.44)		(0.03)		(1.48)		1.80		4.90
Total from Investment Operations	0.31		(0.19)		0.20		(1.26)		1.95		4.97
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.23)		(0.27)		(0.15)		(0.20)		(0.12)
Total Distributions Paid	–		(0.23)		(0.27)		(0.15)		(0.20)		(0.12)
Net Asset Value, End of Period	$11.47		$11.16		$11.58		$11.65		$13.06		$11.31
Total Return(2)	2.78%		(1.66)%		1.67%		(9.34)%		17.24%		77.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,965,695		$1,936,530		$2,144,269		$1,693,422		$1,614,849		$1,368,577
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.30	%(4)	0.30	%(4)	0.30	%(4)	0.61	%(4)	0.72	%(4)	0.72%
Expenses, before reimbursements and credits	0.52%		0.72%		0.73%		0.73%		0.72%		0.72%
Net investment income, net of reimbursements and credits	3.21	%(4)	2.25	%(4)	2.08	%(4)	1.90	%(4)	1.38	%(4)	1.07%
Net investment income, before reimbursements and credits	2.99%		1.83%		1.65%		1.78%		1.38%		1.07%
Portfolio Turnover Rate	8.51%		32.31%		26.98%		33.19%		40.61%		13.07%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $5,000, $12,000, $3,000 and $8,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and fiscal years ended March 31, 2014, 2013, 2012, and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$9.39		$9.70		$8.38		$8.47		$7.37		$4.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.22		0.24		0.18		0.17		0.17
Net realized and unrealized gains (losses)	0.07		(0.23)		1.40		(0.08)		1.10		3.23
Total from Investment Operations	0.26		(0.01)		1.64		0.10		1.27		3.40
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.15)		(0.30)		(0.32)		(0.19)		(0.17)		(0.17)
Total Distributions Paid	(0.15)		(0.30)		(0.32)		(0.19)		(0.17)		(0.17)
Net Asset Value, End of Period	$9.50		$9.39		$9.70		$8.38		$8.47		$7.37
Total Return(2)	2.70%		0.03%		20.11%		1.42%		17.52%		82.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,531,744		$1,388,286		$1,349,263		$728,356		$651,181		$496,724
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.50	%(4)	0.50	%(4)	0.50	%(4)	0.61	%(4)	0.65	%(4)	0.65%
Expenses, before reimbursements and credits	0.62%		0.73%		0.73%		0.74%		0.74%		0.75%
Net investment income, net of reimbursements and credits	3.52	%(4)	2.32	%(4)	2.52	%(4)	2.27	%(4)	2.01	%(4)	2.64%
Net investment income, before reimbursements and credits	3.40%		2.09%		2.29%		2.14%		1.92%		2.54%
Portfolio Turnover Rate	2.71%		9.14%		7.75%		5.02%		4.56%		21.50%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $12,000, $33,000, $3,000 and $13,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$11.87		$10.20		$9.26		$9.37		$8.53		$5.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.29		0.24		0.17		0.14		0.12
Net realized and unrealized gains (losses)	0.15		1.59		0.94		(0.12)		0.83		2.91
Total from Investment Operations	0.28		1.88		1.18		0.05		0.97		3.03
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.21)		(0.24)		(0.16)		(0.13)		(0.12)
Total Distributions Paid	–		(0.21)		(0.24)		(0.16)		(0.13)		(0.12)
Net Asset Value, End of Period	$12.15		$11.87		$10.20		$9.26		$9.37		$8.53
Total Return(2)	2.36%		18.38%		13.13%		0.81%		11.49%		53.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$194,649		$177,675		$134,737		$114,324		$99,201		$72,981
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.30	%(4)	0.30	%(4)	0.30	%(4)	0.56	%(4)	0.65	%(4)	0.65%
Expenses, before reimbursements and credits	0.58%		0.83%		0.87%		0.89%		0.91%		1.01%
Net investment income, net of reimbursements and credits	2.29	%(4)	2.70	%(4)	2.43	%(4)	2.08	%(4)	1.72	%(4)	1.80%
Net investment income, before reimbursements and credits	2.01%		2.17%		1.86%		1.75%		1.46%		1.44%
Portfolio Turnover Rate	3.98%		12.32%		19.17%		12.61%		28.77%		7.36%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $2,000, $1,000 and $4,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$12.41		$10.78		$9.96		$10.88		$10.09		$6.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.33		0.25		0.28		0.23		0.19
Net realized and unrealized gains (losses)	(0.48)		1.54		0.83		(0.94)		0.77		3.39
Total from Investment Operations	(0.28)		1.87		1.08		(0.66)		1.00		3.58
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.24)		(0.26)		(0.26)		(0.21)		(0.19)
Total Distributions Paid	–		(0.24)		(0.26)		(0.26)		(0.21)		(0.19)
Net Asset Value, End of Period	$12.13		$12.41		$10.78		$9.96		$10.88		$10.09
Total Return(2)	(2.26)%		17.32%		11.04%		(5.67)%		9.96%		53.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,834,070		$4,608,961		$2,465,305		$1,669,734		$1,693,014		$1,538,065
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.40	%(4)	0.45	%(4)	0.45%
Expenses, before reimbursements and credits	0.45%		0.61%		0.62%		0.62%		0.62%		0.61%
Net investment income, net of reimbursements and credits	3.49	%(4)	3.53	%(4)	2.97	%(4)	2.93	%(4)	2.32	%(4)	2.37%
Net investment income, before reimbursements and credits	3.29%		3.17%		2.60%		2.71%		2.15%		2.21%
Portfolio Turnover Rate	9.66%		40.72%		25.01%		30.63%		8.41%		13.38%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $30,000, $14,000, $5,000 and $34,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$17.40		$14.96		$13.18		$13.07		$10.42		$6.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.20		0.18		0.12		0.10		0.12
Net realized and unrealized gains (losses)	(0.10)		2.91		2.07		0.09		2.65		3.98
Total from Investment Operations	0.01		3.11		2.25		0.21		2.75		4.10
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.17)		(0.17)		(0.10)		(0.10)		(0.12)
From net realized gains	–		(0.50)		(0.30)		–		–		–
Total Distributions Paid	–		(0.67)		(0.47)		(0.10)		(0.10)		(0.12)
Net Asset Value, End of Period	$17.41		$17.40		$14.96		$13.18		$13.07		$10.42
Total Return(1)	0.06%		21.11%		17.56%		1.75%		26.46%		63.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,342,804		$1,316,168		$980,340		$671,199		$519,014		$325,342
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.25	%(3)	0.29	%(3)	0.30%
Expenses, before reimbursements and credits	0.33%		0.50%		0.51%		0.52%		0.53%		0.52%
Net investment income, net of reimbursements and credits	1.30	%(3)	1.29	%(3)	1.47	%(3)	1.07	%(3)	1.02	%(3)	1.29%
Net investment income, before reimbursements and credits	1.12%		0.94%		1.11%		0.80%		0.78%		1.07%
Portfolio Turnover Rate	8.80%		12.72%		9.57%		12.07%		13.01%		29.69%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $20,000, $29,000 and $15,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013 and 2012, respectively, and approximately $21,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$12.38		$10.41		$9.16		$9.28		$7.46		$4.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.12		0.13		0.08		0.06		0.06
Net realized and unrealized gains (losses)	(0.77)		2.43		1.33		(0.14)		1.82		2.83
Total from Investment Operations	(0.69)		2.55		1.46		(0.06)		1.88		2.89
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.10)		(0.15)		(0.06)		(0.06)		(0.06)
From net realized gains	–		(0.48)		(0.06)		–		–		–
Total Distributions Paid	–		(0.58)		(0.21)		(0.06)		(0.06)		(0.06)
Net Asset Value, End of Period	$11.69		$12.38		$10.41		$9.16		$9.28		$7.46
Total Return(1)	(5.57)%		24.77%		16.24%		(0.53)%		25.29%		62.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$906,130		$985,665		$763,112		$512,782		$442,254		$273,798
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.29	%(3)	0.34	%(3)	0.35%
Expenses, before reimbursements and credits	0.34%		0.51%		0.52%		0.53%		0.55%		0.54%
Net investment income, net of reimbursements and credits	1.22	%(3)	1.06	%(3)	1.60	%(3)	1.02	%(3)	0.85	%(3)	0.94%
Net investment income, before reimbursements and credits	1.03%		0.70%		1.23%		0.78%		0.64%		0.75%
Portfolio Turnover Rate	12.67%		15.62%		13.04%		16.51%		13.55%		21.34%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $15,000, $24,000 and $10,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013 and 2012, respectively and approximately $26,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$23.17		$19.47		$17.46		$16.41		$14.47		$9.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.23		0.43		0.37		0.28		0.26		0.23
Net realized and unrealized gains	1.24		3.76		2.01		1.05		1.94		4.62
Total from Investment Operations	1.47		4.19		2.38		1.33		2.20		4.85
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)		(0.42)		(0.37)		(0.28)		(0.26)		(0.23)
From net realized gains	–		(0.07)		–		–		–		–
Total Distributions Paid	(0.22)		(0.49)		(0.37)		(0.28)		(0.26)		(0.23)
Net Asset Value, End of Period	$24.42		$23.17		$19.47		$17.46		$16.41		$14.47
Total Return(1)	6.35%		21.73%		13.83%		8.31%		15.40%		49.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,996,906		$5,635,985		$4,830,786		$3,287,234		$2,233,947		$1,526,494
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.10	%(3)	0.10	%(3)	0.10	%(3)	0.20	%(3)	0.24	%(3)	0.25%
Expenses, before reimbursements and credits	0.24%		0.38%		0.38%		0.39%		0.39%		0.39%
Net investment income, net of reimbursements and credits	1.88	%(3)	1.96	%(3)	2.17	%(3)	1.88	%(3)	1.85	%(3)	1.84%
Net investment income, before reimbursements and credits	1.74%		1.68%		1.89%		1.69%		1.70%		1.70%
Portfolio Turnover Rate	1.36%		8.16%		7.38%		2.73%		4.35%		11.85%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, $71,000, $121,000 and $50,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013 and 2012, respectively, and approximately $113,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2014

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6%

Brazil – 5.8%

ALL – America Latina Logistica S.A.	217,328	$564

AMBEV S.A.	2,255,760	14,846

B2W Cia Digital*	61,447	819

Banco Bradesco S.A.	299,078	4,314

Banco do Brasil S.A.	405,344	4,216

Banco Santander Brasil S.A.	240,136	1,558

Banco Santander Brasil S.A. ADR	203,010	1,328

BB Seguridade Participacoes S.A.	336,601	4,440

BM&FBovespa S.A.	867,761	3,981

BR Malls Participacoes S.A.	202,115	1,589

BR Properties S.A.	75,700	399

BRF S.A.*	313,120	7,471

CCR S.A.	414,100	2,859

Centrais Eletricas Brasileiras S.A.*	152,751	410

CETIP S.A. – Mercados Organizados	99,951	1,241

Cia de Saneamento Basico do Estado de Sao Paulo*	168,371	1,365

Cia de Saneamento de Minas Gerais-COPASA*	32,700	428

Cia Siderurgica Nacional S.A.	357,490	1,276

Cielo S.A.	338,422	5,507

Cosan S.A. Industria e Comercio	61,747	984

CPFL Energia S.A.	116,220	909

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	141,372	713

Duratex S.A.*	145,746	535

EcoRodovias Infraestrutura e Logistica S.A.	92,470	451

EDP – Energias do Brasil S.A.	128,705	522

Embraer S.A.	316,662	3,117

Estacio Participacoes S.A.	135,384	1,409

Fibria Celulose S.A.*	107,617	1,181

Hypermarcas S.A.*	175,858	1,267

JBS S.A.	353,836	1,333

Kroton Educacional S.A.	629,552	3,956

Localiza Rent a Car S.A.	67,419	969

Lojas Americanas S.A.	90,000	423

Lojas Renner S.A.	61,639	1,782

M Dias Branco S.A.*	16,500	662

Multiplan Empreendimentos Imobiliarios S.A.*	33,620	687

Natura Cosmeticos S.A.	77,014	1,170

Odontoprev S.A.	94,250	341

Petroleo Brasileiro S.A.*	1,388,078	9,867

Petroleo Brasileiro S.A. ADR*	22,600	321

Porto Seguro S.A.	55,508	646

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Brazil – 5.8% – continued

Qualicorp S.A.*	98,600	$976

Raia Drogasil S.A.*	104,507	908

Souza Cruz S.A.	189,040	1,521

Sul America S.A.	61,099	377

Tim Participacoes S.A.	416,436	2,183

Totvs S.A.	61,255	930

Tractebel Energia S.A.	84,338	1,192

Transmissora Alianca de Energia Eletrica S.A.	53,200	430

Ultrapar Participacoes S.A.	170,924	3,625

Vale S.A.	597,662	6,575

Vale S.A. ADR	29,608	326

Via Varejo S.A.*	58,900	584

WEG S.A.	137,540	1,609
		113,092

Chile – 1.3%

AES Gener S.A.	1,207,307	640

Aguas Andinas S.A., Class A	1,171,624	678

Banco de Chile	11,625,280	1,433

Banco de Credito e Inversiones	16,597	937

Banco Santander Chile	32,018,558	1,786

Banco Santander Chile ADR	1,400	31

CAP S.A.	40,409	428

Cencosud S.A.	613,242	1,806

Cia Cervecerias Unidas S.A.	74,622	821

Colbun S.A.	3,985,878	1,024

Corpbanca S.A.	68,096,665	870

Empresa Nacional de Electricidad S.A. ADR	3,800	167

Empresa Nacional de Electricidad S.A.	1,510,195	2,214

Empresas CMPC S.A.	602,889	1,424

Empresas COPEC S.A.	212,587	2,599

Enersis S.A.	8,939,078	2,838

Enersis S.A. ADR	3,072	48

ENTEL Chile S.A.	57,513	652

Latam Airlines Group S.A.*	114,813	1,317

Latam Airlines Group S.A. BDR*	34,762	377

S.A.C.I. Falabella	457,508	3,452

Vina Concha y Toro S.A.	237,837	466
		26,008

China – 14.2%

AAC Technologies Holdings, Inc.	366,500	2,122

Agile Property Holdings Ltd.	772,000	475

Agricultural Bank of China Ltd., Class H	10,200,367	4,507

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

China – 14.2% – continued

Air China Ltd., Class H	1,016,705	$643

Aluminum Corp. of China Ltd., Class H*	1,889,435	769

Anhui Conch Cement Co. Ltd., Class H	612,575	1,957

ANTA Sports Products Ltd.	426,432	869

AviChina Industry & Technology Co. Ltd., Class H	894,313	640

Bank of China Ltd., Class H	38,063,652	17,079

Bank of Communications Co. Ltd., Class H	4,071,117	2,838

BBMG Corp., Class H	644,841	448

Beijing Capital International Airport Co. Ltd., Class H	810,000	620

Biostime International Holdings Ltd.	85,000	264

Byd Co. Ltd., Class H	260,199	1,720

China BlueChemical Ltd., Class H	826,851	359

China Cinda Asset Management Co. Ltd., Class H*	1,840,000	809

China CITIC Bank Corp. Ltd., Class H	3,807,286	2,303

China Coal Energy Co. Ltd., Class H	2,021,232	1,183

China Communications Construction Co. Ltd., Class H	2,127,287	1,535

China Communications Services Corp. Ltd., Class H	1,153,035	536

China Construction Bank Corp., Class H	34,561,410	24,244

China COSCO Holdings Co. Ltd., Class H*	1,419,221	589

China Everbright Bank Co. Ltd., Class H	1,386,000	646

China Everbright International Ltd.	1,157,000	1,526

China Huishan Dairy Holdings Co. Ltd.	2,345,380	520

China International Marine Containers Group Co. Ltd., Class H	277,100	569

China Life Insurance Co. Ltd., Class H	3,587,544	9,959

China Longyuan Power Group Corp., Class H	1,477,473	1,440

China Mengniu Dairy Co. Ltd.	648,935	2,675

China Merchants Bank Co. Ltd., Class H	2,176,433	3,710

China Minsheng Banking Corp. Ltd., Class H	2,854,712	2,613

China National Building Material Co. Ltd., Class H	1,408,000	1,272

China Oilfield Services Ltd., Class H	888,757	2,348

China Pacific Insurance Group Co. Ltd., Class H	1,244,137	4,364

China Petroleum & Chemical Corp., Class H	12,294,628	10,758

China Railway Construction Corp. Ltd., Class H	967,000	878

China Railway Group Ltd., Class H	1,973,827	1,047

China Shenhua Energy Co. Ltd., Class H	1,602,136	4,472

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

China – 14.2% – continued

China Shipping Container Lines Co. Ltd., Class H*	2,097,695	$563

China Telecom Corp. Ltd., Class H	6,612,339	4,062

China Vanke Co. Ltd., Class H*	672,172	1,183

Chongqing Changan Automobile Co. Ltd., Class B	398,700	856

Chongqing Rural Commercial Bank, Class H	1,353,434	612

Citic 21CN Co. Ltd.*	1,216,000	737

CITIC Securities Co. Ltd., Class H	547,500	1,259

CNOOC Ltd.	8,538,433	14,696

Country Garden Holdings Co. Ltd.	2,382,472	897

CSR Corp. Ltd., Class H	922,669	809

Datang International Power Generation Co. Ltd., Class H	1,077,875	561

Dongfeng Motor Group Co. Ltd., Class H	1,347,169	2,216

ENN Energy Holdings Ltd.	349,279	2,286

Evergrande Real Estate Group Ltd.	2,674,400	1,003

Fosun International Ltd.	821,160	986

Geely Automobile Holdings Ltd.	2,653,423	1,110

Golden Eagle Retail Group Ltd.	314,675	366

GOME Electrical Appliances Holding Ltd.	4,779,970	776

Great Wall Motor Co. Ltd., Class H	510,432	1,985

Guangzhou Automobile Group Co. Ltd., Class H	1,131,760	1,090

Guangzhou R&F Properties Co. Ltd., Class H	438,814	444

Haitian International Holdings Ltd.	291,000	659

Haitong Securities Co. Ltd., Class H	648,000	996

Hengan International Group Co. Ltd.	345,398	3,398

Huaneng Power International, Inc., Class H	1,470,501	1,602

Industrial & Commercial Bank of China Ltd., Class H	35,365,515	22,071

Inner Mongolia Yitai Coal Co. Ltd., Class B	542,316	923

Intime Retail Group Co. Ltd.	463,635	394

Jiangsu Expressway Co. Ltd., Class H	622,000	656

Jiangxi Copper Co. Ltd., Class H	541,000	888

Kingsoft Corp. Ltd.	303,903	723

Lenovo Group Ltd.	2,918,000	4,348

Longfor Properties Co. Ltd.	679,231	778

New China Life Insurance Co. Ltd., Class H	372,971	1,296

People’s Insurance Co. Group of China Ltd., Class H	2,997,535	1,220

PetroChina Co. Ltd., Class H	10,175,438	13,052

PICC Property & Casualty Co. Ltd., Class H	1,566,923	2,778

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

China – 14.2% – continued

Ping An Insurance Group Co. of China Ltd., Class H	970,953	$7,300

Shandong Weigao Group Medical

Polymer Co. Ltd., Class H	864,116	855

Shanghai Electric Group Co. Ltd., Class H	1,572,000	836

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	169,500	545

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	323,600	791

Shenzhou International Group

Holdings Ltd.	271,000	871

Shui On Land Ltd.	1,674,858	375

Sihuan Pharmaceutical Holdings Group Ltd.	2,146,126	1,610

Sino Biopharmaceutical Ltd.	1,432,000	1,426

Sino-Ocean Land Holdings Ltd.	1,645,423	867

Sinopec Engineering Group Co. Ltd., Class H	515,000	554

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,920,005	632

Sinopharm Group Co. Ltd., Class H	481,114	1,757

SOHO China Ltd.	899,778	650

Sun Art Retail Group Ltd.	1,186,500	1,342

Tencent Holdings Ltd.	2,458,570	36,598

Tingyi Cayman Islands Holding Corp.	906,435	2,383

Tsingtao Brewery Co. Ltd., Class H	173,767	1,235

Uni-President China Holdings Ltd.	716,400	717

Want Want China Holdings Ltd.	2,802,870	3,496

Weichai Power Co. Ltd., Class H	257,953	930

Yanzhou Coal Mining Co. Ltd., Class H	927,138	760

Zhejiang Expressway Co. Ltd., Class H	695,294	707

Zhongsheng Group Holdings Ltd.	305,000	327

Zhuzhou CSR Times Electric Co. Ltd., Class H	209,974	812

Zijin Mining Group Co. Ltd., Class H	3,274,162	797

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	739,947	431

ZTE Corp., Class H	284,098	631
		279,820

Colombia – 0.6%

Almacenes Exito S.A.	97,565	1,428

Bolsa de Valores de Colombia	393,656	534

Cementos Argos S.A.	197,768	1,055

Corp. Financiera Colombiana S.A.	42,109	832

Ecopetrol S.A.	2,221,799	3,473

Ecopetrol S.A. ADR	5,700	178

Grupo Argos S.A.	130,958	1,468

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Colombia – 0.6% – continued

Grupo de Inversiones Suramericana S.A.	107,324	$2,154

Interconexion Electrica S.A. ESP	191,319	875
		11,997

Czech Republic – 0.2%

CEZ A.S.	78,848	2,395

Komercni banka A.S.	7,593	1,808

O2 Czech Republic A.S.	42,903	617
		4,820

Egypt – 0.3%

Commercial International Bank

Egypt S.A.E.	388,201	2,762

Global Telecom Holding S.A.E.*	1,298,458	921

Talaat Moustafa Group	494,677	792

Telecom Egypt Co.	182,055	350
		4,825

Greece – 0.6%

Alpha Bank A.E.*	1,902,851	1,469

Eurobank Ergasias S.A.*	3,899,903	1,534

FF Group S.A.*	14,512	540

Hellenic Telecommunications Organization S.A.*	121,259	1,586

JUMBO S.A.*	49,476	624

National Bank of Greece S.A.*	766,442	2,242

OPAP S.A.	97,735	1,279

Piraeus Bank S.A.*	978,729	1,654

Public Power Corp. S.A.*	56,712	673

Titan Cement Co. S.A.	25,072	628
		12,229

Hong Kong – 4.3%

Alibaba Pictures Group Ltd.*	2,510,000	520

Beijing Enterprises Holdings Ltd.	238,771	2,047

Beijing Enterprises Water Group Ltd.*	2,031,886	1,369

Belle International Holdings Ltd.	2,275,000	2,560

Brilliance China Automotive Holdings Ltd.	1,489,944	2,604

China Agri-Industries Holdings Ltd.	1,162,492	441

China Everbright Ltd.	403,110	757

China Gas Holdings Ltd.	1,007,495	1,672

China Merchants Holdings International Co. Ltd.	573,317	1,774

China Mobile Ltd.	2,903,212	34,079

China Overseas Land & Investment Ltd.	1,938,475	4,966

China Resources Cement Holdings Ltd.	938,343	644

China Resources Enterprise Ltd.	593,628	1,406

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Hong Kong – 4.3% – continued

China Resources Gas Group Ltd.	433,958	$1,172

China Resources Land Ltd.	1,017,756	2,088

China Resources Power Holdings Co. Ltd.	946,900	2,557

China State Construction International Holdings Ltd.	854,534	1,271

China Taiping Insurance Holdings Co. Ltd.*	419,260	907

China Unicom Hong Kong Ltd.	2,246,494	3,380

CITIC Ltd.	1,087,803	1,813

COSCO Pacific Ltd.	876,827	1,162

CSPC Pharmaceutical Group Ltd.	954,000	790

Far East Horizon Ltd.	711,000	637

Franshion Properties China Ltd.	1,759,791	429

GCL-Poly Energy Holdings Ltd.*	4,843,675	1,779

Guangdong Investment Ltd.	1,116,514	1,304

Haier Electronics Group Co. Ltd.	474,000	1,239

Hanergy Solar Group Ltd.*	5,554,000	1,023

Kingboard Chemical Holdings Ltd.	329,008	655

Kunlun Energy Co. Ltd.	1,479,230	2,134

Lee & Man Paper Manufacturing Ltd.	753,248	382

New World China Land Ltd.	1,279,804	725

Nine Dragons Paper Holdings Ltd.	767,923	554

Poly Property Group Co. Ltd.	1,109,737	426

Shanghai Industrial Holdings Ltd.	222,043	657

Shimao Property Holdings Ltd.	673,903	1,367

Yingde Gases Group Co. Ltd.	610,700	577

Yuexiu Property Co. Ltd.	2,861,393	507
		84,374

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	21,804	1,067

OTP Bank PLC	104,071	1,767

Richter Gedeon Nyrt.	66,895	1,047
		3,881

India – 6.8%

ACC Ltd.	12,293	278

Adani Enterprises Ltd.	58,749	446

Adani Ports and Special Economic Zone Ltd.	222,528	997

Aditya Birla Nuvo Ltd.	17,736	464

Ambuja Cements Ltd.	343,299	1,187

Apollo Hospitals Enterprise Ltd.	36,099	656

Asian Paints Ltd.	139,005	1,418

Aurobindo Pharma Ltd.	62,592	982

Bajaj Auto Ltd.	37,274	1,420

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

India – 6.8% – continued

Bharat Heavy Electricals Ltd.	290,922	$941

Bharat Petroleum Corp. Ltd.	82,305	871

Bharti Airtel Ltd.	290,965	1,909

Cairn India Ltd.	230,651	1,163

Cipla Ltd.	148,580	1,509

Coal India Ltd.	243,379	1,342

Dabur India Ltd.	106,017	382

Divi’s Laboratories Ltd.	21,886	636

DLF Ltd.	198,766	483

Dr. Reddy’s Laboratories Ltd.	40,755	2,134

Dr. Reddy’s Laboratories Ltd. ADR	15,005	789

GAIL India Ltd.	162,305	1,178

GlaxoSmithKline Consumer Healthcare Ltd.	5,737	524

Godrej Consumer Products Ltd.	57,371	917

HCL Technologies Ltd.	121,736	3,377

HDFC Bank Ltd.	126,472	1,781

HDFC Bank Ltd. ADR	18,800	876

Hero MotoCorp Ltd.	28,863	1,323

Hindalco Industries Ltd.	501,423	1,268

Hindustan Unilever Ltd.	359,425	4,335

Housing Development Finance Corp.	714,793	12,189

ICICI Bank Ltd.	48,818	1,130

ICICI Bank Ltd. ADR	29,471	1,447

Idea Cellular Ltd.	509,986	1,373

Infosys Ltd.	185,351	11,269

Infosys Ltd. ADR	36,037	2,180

ITC Ltd.	1,072,694	6,432

Jaiprakash Associates Ltd.*	399,463	171

Jindal Steel & Power Ltd.	186,208	519

JSW Steel Ltd.	40,397	754

Larsen & Toubro Ltd.	142,959	3,363

Larsen & Toubro Ltd. GDR (Registered)	7,050	165

LIC Housing Finance Ltd.	131,842	693

Mahindra & Mahindra Financial

Services Ltd.	121,618	536

Mahindra & Mahindra Ltd.	164,175	3,611

Nestle India Ltd.	12,068	1,166

NTPC Ltd.	783,238	1,759

Oil & Natural Gas Corp. Ltd.	355,744	2,353

Oil India Ltd.	55,813	550

Piramal Enterprises Ltd.	37,487	464

Power Finance Corp. Ltd.	107,390	406

Power Grid Corp. of India Ltd.	347,102	760

Ranbaxy Laboratories Ltd.*	70,238	726

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

India – 6.8% – continued

Reliance Capital Ltd.	45,668	$335

Reliance Communications Ltd.*	402,834	643

Reliance Industries Ltd.	501,904	7,662

Reliance Industries Ltd. GDR(1) (2)	60,826	1,855

Reliance Infrastructure Ltd.	55,302	522

Reliance Power Ltd.*	303,108	344

Rural Electrification Corp. Ltd.	140,938	568

Sesa Sterlite Ltd.	561,956	2,470

Shriram Transport Finance Co. Ltd.	66,107	998

Siemens Ltd.	39,800	531

State Bank of India	72,674	2,868

Sun Pharmaceutical Industries Ltd.	345,176	4,778

Tata Consultancy Services Ltd.	226,721	10,053

Tata Motors Ltd.	324,702	2,644

Tata Motors Ltd. ADR	6,700	293

Tata Power Co. Ltd.	523,318	703

Tata Steel Ltd.	128,941	955

Tech Mahindra Ltd.	28,763	1,160

Ultratech Cement Ltd.	17,425	742

United Breweries Ltd.	30,869	356

United Spirits Ltd.	17,217	670

Wipro Ltd.	281,045	2,716

Wipro Ltd. ADR	25,040	304
		133,772

Indonesia – 2.6%

Adaro Energy Tbk PT	7,010,520	676

Astra Agro Lestari Tbk PT	217,222	410

Astra International Tbk PT	9,739,660	5,638

Bank Central Asia Tbk PT	5,918,792	6,352

Bank Danamon Indonesia Tbk PT	1,631,443	523

Bank Mandiri Persero Tbk PT	4,383,255	3,606

Bank Negara Indonesia Persero Tbk PT	3,355,809	1,516

Bank Rakyat Indonesia Persero Tbk PT	5,280,558	4,487

Bumi Serpong Damai PT	3,245,200	411

Charoen Pokphand Indonesia Tbk PT	3,610,735	1,257

Global Mediacom Tbk PT	3,327,200	530

Gudang Garam Tbk PT	241,915	1,124

Indo Tambangraya Megah Tbk PT	186,678	396

Indocement Tunggal Prakarsa Tbk PT	721,803	1,277

Indofood CBP Sukses Makmur Tbk PT	551,700	512

Indofood Sukses Makmur Tbk PT	2,144,171	1,228

Jasa Marga Persero Tbk PT	1,135,000	601

Kalbe Farma Tbk PT	10,117,480	1,408

Lippo Karawaci Tbk PT	9,764,000	753

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Indonesia – 2.6% – continued

Matahari Department Store Tbk PT	905,873	$1,207

Media Nusantara Citra Tbk PT	2,335,500	612

Perusahaan Gas Negara Persero Tbk PT	5,332,312	2,618

Semen Indonesia Persero Tbk PT	1,327,255	1,678

Surya Citra Media Tbk PT	2,071,400	650

Tambang Batubara Bukit Asam Persero Tbk PT	443,000	479

Telekomunikasi Indonesia Persero Tbk PT	23,953,962	5,738

Tower Bersama Infrastructure Tbk PT	765,900	503

Unilever Indonesia Tbk PT	758,028	1,972

United Tractors Tbk PT	822,371	1,344

XL Axiata Tbk PT	1,614,960	820
		50,326

Malaysia – 3.8%

AirAsia Bhd.	698,300	539

Alliance Financial Group Bhd.	538,600	819

AMMB Holdings Bhd.	924,037	1,932

Astro Malaysia Holdings Bhd.	772,600	788

Axiata Group Bhd.	1,175,325	2,511

Berjaya Sports Toto Bhd.	371,806	433

British American Tobacco Malaysia Bhd.	55,600	1,196

Bumi Armada Bhd.	973,400	563

CIMB Group Holdings Bhd.	2,382,629	5,106

Dialog Group Bhd.	1,517,644	795

DiGi.Com Bhd.	1,513,100	2,704

Felda Global Ventures Holdings Bhd.	660,400	711

Gamuda Bhd.	884,000	1,299

Genting Bhd.	956,400	2,766

Genting Malaysia Bhd.	1,444,900	1,841

Genting Plantations Bhd.	129,900	393

Hong Leong Bank Bhd.	289,140	1,289

Hong Leong Financial Group Bhd.	79,200	424

IHH Healthcare Bhd.	1,178,900	1,826

IJM Corp. Bhd.	565,220	1,115

IOI Corp. Bhd.	1,440,340	2,111

IOI Properties Group Bhd.	761,613	608

Kuala Lumpur Kepong Bhd.	239,650	1,540

Lafarge Malaysia Bhd.	178,600	560

Malayan Banking Bhd.	2,123,876	6,449

Malaysia Airports Holdings Bhd.	280,972	641

Maxis Bhd.	926,651	1,831

MISC Bhd.	542,760	1,117

MMC Corp. Bhd.	431,875	313

Petronas Chemicals Group Bhd.	1,299,600	2,473

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Malaysia – 3.8% – continued

Petronas Dagangan Bhd.	126,600	$772

Petronas Gas Bhd.	327,800	2,294

PPB Group Bhd.	242,600	1,050

Public Bank Bhd.	1,299,761	7,488

RHB Capital Bhd.	233,103	628

SapuraKencana Petroleum Bhd.	1,654,700	2,079

Sime Darby Bhd.	1,434,764	4,002

Telekom Malaysia Bhd.	556,463	1,118

Tenaga Nasional Bhd.	1,352,950	5,104

UEM Sunrise Bhd.	843,917	467

UMW Holdings Bhd.	271,500	1,015

YTL Corp. Bhd.	2,079,980	1,064

YTL Power International Bhd. *	629,813	315
		74,089

Mexico – 5.3%

Alfa S.A.B. de C.V., Series A	1,325,180	4,559

America Movil S.A.B. de C.V., Series L	16,449,182	20,735

Arca Continental S.A.B. de C.V.	195,484	1,342

Cemex Latam Holdings S.A. *	81,222	722

Cemex S.A.B. de C.V., Series CPO *	5,645,779	7,356

Coca-Cola Femsa S.A.B. de C.V., Series L	204,522	2,062

Compartamos S.A.B. de C.V.	553,272	1,184

Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	202,600	759

El Puerto de Liverpool S.A.B. de C.V., Series C1	97,000	1,122

Fibra Uno Administracion S.A. de C.V.	981,000	3,227

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	936,977	8,617

Genomma Lab Internacional S.A.B. de C.V., Series B *	402,700	965

Gruma S.A.B. de C.V., Series B *	78,280	838

Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	150,952	1,017

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	91,000	1,174

Grupo Bimbo S.A.B. de C.V., Series A	802,628	2,327

Grupo Carso S.A.B. de C.V., Series A1	279,706	1,634

Grupo Comercial Chedraui S.A. de C.V.	182,800	646

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,201,818	7,697

Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,102,943	3,154

Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	851,300	2,304

Grupo Lala S.A.B. de C.V.	268,280	657

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Mexico – 5.3% – continued

Grupo Mexico S.A.B. de C.V., Series B	1,802,536	$6,057

Grupo Televisa S.A.B., Series CPO	1,240,814	8,421

Industrias Penoles S.A.B. de C.V.	68,687	1,575

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	711,427	1,679

Mexichem S.A.B. de C.V.	455,034	1,895

Minera Frisco S.A.B. de C.V., Series A1 *	313,206	576

OHL Mexico S.A.B. de C.V. *	348,700	946

Promotora y Operadora de Infraestructura S.A.B. de C.V. *	131,300	1,797

Wal-Mart de Mexico S.A.B. de C.V., Series V	2,547,537	6,411
		103,455

Peru – 0.4%

Cia de Minas Buenaventura S.A.A. ADR	97,106	1,124

Credicorp Ltd.	32,152	4,932

Southern Copper Corp.	77,027	2,284
		8,340

Philippines – 1.1%

Aboitiz Equity Ventures, Inc.	970,599	1,166

Aboitiz Power Corp.	694,944	631

Alliance Global Group, Inc.	997,824	578

Ayala Corp.	91,217	1,504

Ayala Land, Inc.	3,290,180	2,563

Bank of the Philippine Islands	381,223	832

BDO Unibank, Inc.	635,246	1,387

DMCI Holdings, Inc.	398,060	699

Energy Development Corp.	3,558,950	642

Globe Telecom, Inc.	16,490	597

International Container Terminal Services, Inc.	258,680	636

JG Summit Holdings, Inc.	1,208,101	1,559

Jollibee Foods Corp.	211,083	922

Megaworld Corp.	5,366,000	600

Metro Pacific Investments Corp.	5,488,000	599

Metropolitan Bank & Trust Co.	153,259	296

Philippine Long Distance Telephone Co.	43,520	3,003

SM Investments Corp.	72,895	1,304

SM Prime Holdings, Inc.	2,978,413	1,160

Universal Robina Corp.	387,230	1,615
		22,293

Poland – 1.6%

Alior Bank S.A. *	21,413	548

Bank Handlowy w Warszawie S.A.	15,809	596

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Poland – 1.6% – continued

Bank Millennium S.A.	207,307	$548

Bank Pekao S.A.	61,530	3,609

Bank Zachodni WBK S.A.	14,079	1,680

Cyfrowy Polsat S.A.	82,277	687

Enea S.A.	108,314	529

Energa S.A.	104,722	759

Eurocash S.A.	38,785	377

Getin Noble Bank S.A. *	580,584	492

Grupa Azoty S.A.	22,371	418

Grupa Lotos S.A. *	34,811	296

Jastrzebska Spolka Weglowa S.A. *	22,620	220

KGHM Polska Miedz S.A.	67,121	2,565

LPP S.A.	381	1,135

mBank	6,440	954

Orange Polska S.A.	330,800	1,163

PGE S.A.	378,488	2,394

Polski Koncern Naftowy Orlen S.A.	155,985	1,936

Polskie Gornictwo Naftowe i Gazownictwo S.A.	849,300	1,296

Powszechna Kasa Oszczednosci Bank Polski S.A.	422,719	5,048

Powszechny Zaklad Ubezpieczen S.A.	26,324	3,818

Synthos S.A.	287,733	399

Tauron Polska Energia S.A.	529,894	858
		32,325

Qatar – 0.6%

Barwa Real Estate Co.	44,753	492

Commercial Bank of Qatar (The) QSC	17,919	345

Doha Bank QSC *	15,299	243

Industries Qatar QSC	35,368	1,807

Masraf Al Rayan	176,761	2,702

Ooredoo QSC	38,537	1,399

Qatar Electricity & Water Co.	13,150	687

Qatar Islamic Bank SAQ	23,708	735

Qatar National Bank SAQ	42,336	2,353

Vodafone Qatar	161,204	940
		11,703

Russia – 4.2%

Alrosa AO	851,651	764

Gazprom OAO	1,181,361	4,102

Gazprom OAO ADR	2,255,100	15,798

Lukoil OAO	66,457	3,376

Lukoil OAO ADR (London Exchange)	165,485	8,409

Lukoil OAO ADR (OTC Exchange)	11,873	604

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Russia – 4.2% – continued

Magnit OJSC	3,011	$754

Magnit OJSC GDR (Registered)	121,986	7,038

MegaFon OAO GDR (Registered)	44,587	1,131

MMC Norilsk Nickel OJSC	12,682	2,339

MMC Norilsk Nickel OJSC ADR (London Exchange)	56,727	1,053

MMC Norilsk Nickel OJSC ADR (OTC Exchange)	80,388	1,494

Mobile Telesystems OJSC ADR	244,550	3,654

Moscow Exchange MICEX-RTS OAO	564,826	833

NOVATEK OAO GDR (Registered)	43,836	4,566

Rosneft OAO	150,504	882

Rosneft OAO GDR (Registered)	395,121	2,300

Rostelecom OJSC	397,344	1,052

RusHydro JSC	29,671,245	526

RusHydro JSC ADR	266,069	476

Sberbank of Russia	5,153,240	9,790

Sberbank of Russia	56,000	107

Severstal OAO	22,803	226

Severstal OAO GDR (Registered)	82,609	824

Sistema JSFC GDR (Registered)	81,873	563

Surgutneftegas OAO	1,147,823	755

Surgutneftegas OAO ADR (London Exchange)	93,244	621

Surgutneftegas OAO ADR (OTC Exchange)	120,622	798

Tatneft OAO	285,702	1,674

Tatneft OAO ADR (Frankfurt Exchange)	1,663	59

Tatneft OAO ADR (London Exchange)	62,512	2,204

Uralkali OJSC	468,090	1,651

Uralkali OJSC GDR (Registered)	31,490	558

VTB Bank OJSC	1,831,532,372	1,750

VTB Bank OJSC GDR (1)(2)	11,036	21

VTB Bank OJSC GDR (Registered)	299,452	592
		83,344

South Africa – 7.1%

African Bank Investments Ltd.	213,004	6

African Rainbow Minerals Ltd.	56,523	715

Anglo American Platinum Ltd. *	26,184	849

AngloGold Ashanti Ltd. *	189,614	2,300

Aspen Pharmacare Holdings Ltd.	154,507	4,591

Assore Ltd.	17,197	326

Barclays Africa Group Ltd.	165,367	2,252

Barloworld Ltd.	112,372	920

Bidvest Group Ltd.	149,738	3,784

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

South Africa – 7.1% – continued

Brait S.E. *	124,029	$801

Coronation Fund Managers Ltd.	105,931	906

Discovery Ltd.	151,816	1,320

Exxaro Resources Ltd.	72,768	826

FirstRand Ltd.	1,480,289	5,625

Foschini Group (The) Ltd.	94,346	978

Gold Fields Ltd.	390,550	1,522

Growthpoint Properties Ltd.	1,013,459	2,211

Harmony Gold Mining Co. Ltd. *	189,825	413

Impala Platinum Holdings Ltd. *	251,935	1,937

Imperial Holdings Ltd.	91,546	1,411

Investec Ltd.	120,974	1,016

Kumba Iron Ore Ltd.	31,173	734

Liberty Holdings Ltd.	61,876	675

Life Healthcare Group Holdings Ltd.	456,781	1,799

Massmart Holdings Ltd.	52,519	571

Mediclinic International Ltd.	179,222	1,458

MMI Holdings Ltd.	480,463	1,116

Mr. Price Group Ltd.	117,365	2,203

MTN Group Ltd.	808,513	17,039

Nampak Ltd.	303,345	1,106

Naspers Ltd., Class N	189,601	20,853

Nedbank Group Ltd.	93,065	1,801

Netcare Ltd.	488,064	1,365

Northam Platinum Ltd. *	148,732	481

Pick n Pay Stores Ltd.	129,728	606

PPC Ltd.	240,247	629

Rand Merchant Insurance Holdings Ltd.	325,036	1,021

Redefine Properties Ltd.	1,345,840	1,159

Remgro Ltd.	228,688	4,611

RMB Holdings Ltd.	341,971	1,712

Sanlam Ltd.	853,058	4,937

Sappi Ltd. *	251,030	990

Sasol Ltd.	264,199	14,334

Shoprite Holdings Ltd.	213,184	2,639

SPAR Group (The) Ltd.	84,419	938

Standard Bank Group Ltd.	584,858	6,752

Steinhoff International Holdings Ltd.	996,125	4,769

Tiger Brands Ltd.	75,386	2,106

Truworths International Ltd.	182,967	1,100

Vodacom Group Ltd.	184,281	2,120

Woolworths Holdings Ltd.	461,440	2,859
		139,192

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

South Korea – 13.8%

Amorepacific Corp.	1,607	$3,642

AMOREPACIFIC Group	1,341	1,483

BS Financial Group, Inc.	86,873	1,391

Celltrion, Inc.	30,165	1,398

Cheil Worldwide, Inc. *	37,350	790

CJ CheilJedang Corp.	3,946	1,447

CJ Corp.	7,441	1,227

Coway Co. Ltd.	24,884	1,981

Daelim Industrial Co. Ltd.	11,847	844

Daewoo Engineering & Construction Co. Ltd. *	45,860	333

Daewoo International Corp.	22,968	816

Daewoo Securities Co. Ltd. *	80,958	823

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,550	893

DGB Financial Group, Inc.	67,590	1,075

Dongbu Insurance Co. Ltd.	18,837	1,059

Doosan Corp.	2,990	293

Doosan Heavy Industries & Construction Co. Ltd.	29,102	718

Doosan Infracore Co. Ltd. *	66,360	697

E-Mart Co. Ltd.	9,548	2,086

GS Engineering & Construction Corp. *	22,832	787

GS Holdings	26,023	994

Halla Visteon Climate Control Corp.	18,060	876

Hana Financial Group, Inc.	136,843	4,947

Hankook Tire Co. Ltd.	36,976	1,803

Hanwha Chemical Corp.	52,642	682

Hanwha Corp.	22,395	624

Hanwha Life Insurance Co. Ltd.	104,150	699

Hite Jinro Co. Ltd.	15,340	336

Hotel Shilla Co. Ltd.	15,801	1,790

Hyosung Corp.	12,182	865

Hyundai Department Store Co. Ltd.	7,608	1,150

Hyundai Development Co.-Engineering & Construction	28,090	1,131

Hyundai Engineering & Construction Co. Ltd.	33,004	1,882

Hyundai Glovis Co. Ltd.	6,338	1,933

Hyundai Heavy Industries Co. Ltd.	19,647	2,555

Hyundai Marine & Fire Insurance Co. Ltd.	31,510	869

Hyundai Merchant Marine Co. Ltd. *	37,149	340

Hyundai Mipo Dockyard	5,400	633

Hyundai Mobis Co. Ltd.	32,835	8,001

Hyundai Motor Co.	73,677	13,287

Hyundai Steel Co.	34,340	2,391

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

South Korea – 13.8% – continued

Hyundai Wia Corp.	7,863	$1,590

Industrial Bank of Korea	107,740	1,608

Kangwon Land, Inc.	55,000	1,865

KB Financial Group, Inc.	184,374	6,717

KCC Corp.	2,429	1,650

Kia Motors Corp.	125,203	6,361

Korea Aerospace Industries Ltd.	19,320	745

Korea Electric Power Corp.	121,736	5,520

Korea Gas Corp. *	13,474	702

Korea Investment Holdings Co. Ltd.	16,410	861

Korea Zinc Co. Ltd.	3,801	1,399

Korean Air Lines Co. Ltd. *	13,368	455

KT Corp.	31,029	1,010

KT Corp. ADR	6,526	106

KT&G Corp.	51,853	4,641

Kumho Petro chemical Co. Ltd.	6,504	429

LG Chem Ltd.	22,053	5,333

LG Corp.	43,334	3,151

LG Display Co. Ltd. *	108,870	3,451

LG Electronics, Inc.	51,943	3,229

LG Household & Health Care Ltd.	4,625	2,204

LG Innotek Co. Ltd. *	5,984	651

LG Uplus Corp.	107,042	1,246

Lotte Chemical Corp.	7,155	951

Lotte Confectionery Co. Ltd.	334	690

Lotte Shopping Co. Ltd.	5,456	1,622

LS Corp.	8,565	539

LS Industrial Systems Co. Ltd.	8,625	479

Mirae Asset Securities Co. Ltd.	9,515	398

NAVER Corp.	13,494	10,233

NCSoft Corp.	7,579	965

OCI Co. Ltd. *	8,243	1,016

Orion Corp.	1,773	1,469

Paradise Co. Ltd.	16,859	552

POSCO	30,031	9,204

POSCO ADR	5,928	450

S-1 Corp.	8,165	627

Samsung C&T Corp.	59,291	4,250

Samsung Card Co. Ltd.	16,282	799

Samsung Electro-Mechanics Co. Ltd.	29,710	1,394

Samsung Electronics Co. Ltd.	53,005	59,339

Samsung Engineering Co. Ltd. *	12,917	735

Samsung Fire & Marine Insurance Co. Ltd.	16,038	4,265

Samsung Heavy Industries Co. Ltd.	80,480	1,923

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

South Korea – 13.8% – continued

Samsung Life Insurance Co. Ltd.	28,040	$2,817

Samsung SDI Co. Ltd.	27,137	3,143

Samsung Securities Co. Ltd.	31,005	1,293

Samsung Techwin Co. Ltd.	18,261	610

Shinhan Financial Group Co. Ltd.	205,520	9,387

Shinsegae Co. Ltd.	3,406	708

SK C&C Co. Ltd.	9,630	2,211

SK Holdings Co. Ltd.	12,718	2,264

SK Hynix, Inc. *	272,070	12,042

SK Innovation Co. Ltd.	28,331	2,166

SK Networks Co. Ltd. *	44,300	444

SK Telecom Co. Ltd.	3,695	1,015

SK Telecom Co. Ltd. ADR	10,300	313

S-Oil Corp.	22,253	900

Woori Finance Holdings Co. Ltd.	152,226	1,885

Woori Investment & Securities Co. Ltd.	55,017	614

Yuhan Corp.	3,806	669
		270,876

Taiwan – 11.5%

Acer, Inc.– *	1,263,796	888

Advanced Semiconductor Engineering, Inc.	2,937,364	3,429

Advantech Co. Ltd.	154,234	1,091

Asia Cement Corp.	1,057,567	1,351

Asia Pacific Telecom Co. Ltd.	905,000	527

Asustek Computer, Inc.	335,546	3,194

AU Optronics Corp.	4,253,215	1,796

Catcher Technology Co. Ltd.	306,111	2,830

Cathay Financial Holding Co. Ltd.	3,913,075	6,358

Chailease Holding Co. Ltd.	478,720	1,162

Chang Hwa Commercial Bank Ltd.	2,306,386	1,413

Cheng Shin Rubber Industry Co. Ltd.	790,184	1,742

Chicony Electronics Co. Ltd.	232,349	694

China Airlines Ltd. *	1,147,307	385

China Development Financial Holding Corp.	6,178,868	1,893

China Life Insurance Co. Ltd.	1,468,954	1,210

China Motor Corp.	328,000	292

China Steel Corp.	5,543,156	4,734

Chunghwa Telecom Co. Ltd.	1,803,493	5,433

Clevo Co.	165,970	293

Compal Electronics, Inc.	2,044,759	1,529

CTBC Financial Holding Co. Ltd.	6,389,025	4,289

CTCI Corp.	316,000	538

Delta Electronics, Inc.	874,521	5,523

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Taiwan – 11.5% – continued

E.Sun Financial Holding Co. Ltd.	3,101,952	$1,879

Eclat Textile Co. Ltd.	85,662	778

Epistar Corp.	419,351	784

Eva Airways Corp. *	716,271	379

Evergreen Marine Corp. Taiwan Ltd. *	795,795	466

Far Eastern Department Stores Ltd.	568,509	548

Far Eastern New Century Corp.	1,547,127	1,557

Far EasTone Telecommunications Co. Ltd.	775,345	1,486

Farglory Land Development Co. Ltd.	201,543	237

First Financial Holding Co. Ltd.	3,554,974	2,142

Formosa Chemicals & Fibre Corp.	1,505,499	3,481

Formosa International Hotels Corp.	23,623	251

Formosa Petrochemical Corp.	551,487	1,337

Formosa Plastics Corp.	1,964,682	4,653

Formosa Taffeta Co. Ltd.	412,827	405

Foxconn Technology Co. Ltd.	447,398	1,107

Fubon Financial Holding Co. Ltd.	3,140,025	4,812

Giant Manufacturing Co. Ltd.	142,483	1,111

Hermes Microvision, Inc.	18,000	753

Highwealth Construction Corp.	267,300	427

Hiwin Technologies Corp.	95,430	851

Hon Hai Precision Industry Co. Ltd.	6,007,254	18,916

Hotai Motor Co. Ltd.	120,900	1,647

HTC Corp. *	320,220	1,391

Hua Nan Financial Holdings Co. Ltd.	2,719,978	1,586

Innolux Corp.	3,512,900	1,514

Inotera Memories, Inc. *	1,008,546	1,488

Inventec Corp.	1,136,314	740

Kinsus Interconnect Technology Corp.	144,587	536

Largan Precision Co. Ltd.	47,835	3,414

Lite-On Technology Corp.	1,015,466	1,463

MediaTek, Inc.	680,334	10,080

Mega Financial Holding Co. Ltd.	4,674,771	3,829

Merida Industry Co. Ltd.	102,900	717

Nan Ya Plastics Corp.	2,261,951	4,947

Novatek Microelectronics Corp.	263,850	1,305

Pegatron Corp.	704,594	1,293

Phison Electronics Corp.	61,608	430

Pou Chen Corp.	1,004,093	1,115

Powertech Technology, Inc. *	364,568	659

President Chain Store Corp.	280,220	2,007

Quanta Computer, Inc.	1,301,576	3,302

Radiant Opto-Electronics Corp.	221,800	879

Realtek Semiconductor Corp.	229,457	816

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Taiwan – 11.5% – continued

Ruentex Development Co. Ltd.	339,562	$548

Ruentex Industries Ltd.	257,906	573

ScinoPharm Taiwan Ltd.	117,894	242

Shin Kong Financial Holding Co. Ltd.	3,555,295	1,077

Siliconware Precision Industries Co.	1,344,480	1,842

Simplo Technology Co. Ltd.	133,532	645

SinoPac Financial Holdings Co. Ltd.	3,483,957	1,493

Standard Foods Corp.	181,203	408

Synnex Technology International Corp.	647,086	893

Taishin Financial Holding Co. Ltd.	4,177,117	1,954

Taiwan Business Bank *	1,581,758	466

Taiwan Cement Corp.	1,504,055	2,237

Taiwan Cooperative Financial Holding Co. Ltd.	2,888,243	1,558

Taiwan Fertilizer Co. Ltd.	390,000	644

Taiwan Glass Industry Corp.	431,377	357

Taiwan Mobile Co. Ltd.	771,076	2,340

Taiwan Semiconductor Manufacturing Co. Ltd.	11,839,193	47,128

Teco Electric and Machinery Co. Ltd.	986,000	1,011

TPK Holding Co. Ltd.	112,003	670

Transcend Information, Inc.	109,442	363

TSRC Corp.	336,936	404

U-Ming Marine Transport Corp.	233,000	354

Unimicron Technology Corp.	595,418	443

Uni-President Enterprises Corp.	2,146,145	3,721

United Microelectronics Corp.	5,894,043	2,442

Vanguard International Semiconductor Corp.	349,000	510

Walsin Lihwa Corp. *	1,792,770	588

Wistron Corp.	1,123,278	1,146

WPG Holdings Ltd.	703,316	861

Ya Hsin Industrial Co. Ltd. (3) *	121,548	–

Yang Ming Marine Transport Corp. *	753,356	328

Yuanta Financial Holding Co. Ltd.	3,921,288	1,931

Yulon Motor Co. Ltd.	366,257	547

Zhen Ding Technology Holding Ltd.	122,850	355
		226,191

Thailand – 2.2%

Advanced Info Service PCL (Registered)	194,000	1,346

Advanced Info Service PCL NVDR	292,499	2,025

Airports of Thailand PCL NVDR	210,900	1,550

Bangkok Bank PCL (Registered)	187,600	1,210

Bangkok Bank PCL NVDR	130,000	818

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Thailand – 2.2% – continued

Bangkok Dusit Medical Services PCL NVDR	1,407,000	$801

Banpu PCL (Registered)	233,500	212

Banpu PCL NVDR	317,880	289

BEC World PCL (Registered)	196,500	285

BEC World PCL NVDR	271,507	393

BTS Group Holdings PCL NVDR	2,670,400	823

Bumrungrad Hospital PCL NVDR	156,987	638

Central Pattana PCL NVDR	650,000	930

Charoen Pokphand Foods PCL NVDR	1,363,457	1,269

CP ALL PCL (Registered)	905,200	1,249

CP ALL PCL NVDR	1,180,036	1,627

Glow Energy PCL (Registered)	87,100	256

Glow Energy PCL NVDR	141,402	414

Home Product Center PCL NVDR	1,435,504	459

Indorama Ventures PCL NVDR	466,547	366

IRPC PCL (Registered)	1,860,900	197

IRPC PCL NVDR	2,732,681	289

Kasikornbank PCL	50,000	361

Kasikornbank PCL (Registered)	141,500	1,025

Kasikornbank PCL NVDR	682,997	4,931

Krung Thai Bank PCL (Registered)	699,750	512

Krung Thai Bank PCL NVDR	921,093	671

Minor International PCL NVDR	741,300	846

PTT Exploration & Production PCL (Registered)	242,500	1,197

PTT Exploration & Production PCL NVDR	417,943	2,061

PTT Global Chemical PCL (Registered)	189,814	357

PTT Global Chemical PCL NVDR	537,576	1,011

PTT PCL (Registered)	183,500	2,037

PTT PCL NVDR	223,300	2,475

Siam Cement (The) PCL (Registered)	51,000	704

Siam Cement (The) PCL NVDR	144,398	1,992

Siam Commercial Bank (The) PCL (Registered)	232,700	1,306

Siam Commercial Bank (The) PCL NVDR	494,976	2,772

Thai Oil PCL (Registered)	97,800	155

Thai Oil PCL NVDR	277,095	439

TMB Bank PCL NVDR	5,939,500	561

True Corp. PCL NVDR *	3,437,654	1,260
		44,119

Turkey – 1.5%

Akbank T.A.S.	833,338	2,711

Anadolu Efes Biracilik Ve Malt Sanayii A.S. *	104,795	1,210

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.6% – continued

Turkey – 1.5% – continued

Arcelik A.S.	111,248	$593

BIM Birlesik Magazalar A.S.	104,615	2,191

Coca-Cola Icecek A.S.	33,387	720

Dogan Sirketler Grubu Holding A.S. *	1	–

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	901,679	940

Enka Insaat ve Sanayi A.S.	224,534	512

Eregli Demir ve Celik Fabrikalari T.A.S.	692,624	1,285

Ford Otomotiv Sanayi A.S. *	31,388	360

Haci Omer Sabanci Holding A.S.	449,007	1,888

Is Gayrimenkul Yatirim Ortakligi A.S.	1	–

KOC Holding A.S.	312,344	1,439

Koza Altin Isletmeleri A.S.	25,703	191

TAV Havalimanlari Holding A.S.	79,215	636

Tofas Turk Otomobil Fabrikasi A.S.	57,218	321

Tupras Turkiye Petrol Rafinerileri A.S.	60,472	1,215

Turk Hava Yollari AO *	280,175	795

Turk Telekomunikasyon A.S.	219,727	580

Turkcell Iletisim Hizmetleri A.S. *	430,045	2,248

Turkiye Garanti Bankasi A.S.	1,099,047	3,856

Turkiye Halk Bankasi A.S.	305,829	1,838

Turkiye Is Bankasi, Class C	736,800	1,635

Turkiye Sise ve Cam Fabrikalari A.S.	305,231	388

Turkiye Vakiflar Bankasi Tao, Class D	370,249	685

Ulker Biskuvi Sanayi A.S.	61,632	409

Yapi ve Kredi Bankasi A.S.	426,471	836
		29,482

United Arab Emirates – 0.6%

Abu Dhabi Commercial Bank PJSC	536,335	1,236

Aldar Properties PJSC	1,484,700	1,579

Arabtec Holding Co. *	524,156	653

DP World Ltd.	80,006	1,660

Dubai Financial Market	952,297	868

Dubai Islamic Bank PJSC	249,332	561

Emaar Properties PJSC	852,878	2,673

First Gulf Bank PJSC	206,771	1,052

National Bank of Abu Dhabi PJSC	296,156	1,165
		11,447
Total Common Stocks (4)
(Cost $1,456,313)		1,782,000

PREFERRED STOCKS – 5.5%

Brazil – 4.2%

AES Tiete S.A.	58,353	503

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 5.5% – continued

Brazil – 4.2% – continued

Banco Bradesco S.A.	976,462	$13,962

Banco Bradesco S.A. ADR	31,272	446

Banco do Estado do Rio Grande do Sul S.A., Class B	84,418	505

Bradespar S.A.	118,301	865

Braskem S.A., Class A	73,941	487

Centrais Eletricas Brasileiras S.A., Class B *	102,041	426

Cia Brasileira de Distribuicao	65,442	2,869

Cia Energetica de Minas Gerais	372,947	2,305

Cia Energetica de Sao Paulo, Class B	93,808	1,016

Cia Paranaense de Energia, Class B	46,144	631

Gerdau S.A.	424,961	2,043

Itau Unibanco Holding S.A.	1,324,048	18,467

Itausa – Investimentos Itau S.A.	1,533,948	5,841

Klabin S.A.	231,741	1,123

Lojas Americanas S.A.	247,993	1,406

Metalurgica Gerdau S.A.	141,399	823

Oi S.A.	1,247,998	867

Oi S.A. ADR	37,810	26

Petroleo Brasileiro S.A. *	1,964,095	14,604

Petroleo Brasileiro S.A. ADR (New York Exchange) *	24,973	372

Suzano Papel e Celulose S.A., Class A	138,500	556

Telefonica Brasil S.A.	135,991	2,678

Telefonica Brasil S.A. ADR	9,345	184

Usinas Siderurgicas de Minas Gerais S.A., Class A *	189,744	491

Vale S.A.	913,730	8,877
		82,373

Chile – 0.1%

Embotelladora Andina S.A., Class B	117,962	382

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	84

Sociedad Quimica y Minera de Chile S.A., Class B	43,713	1,135
		1,601

Colombia – 0.3%

Banco Davivienda S.A.	45,289	652

Bancolombia S.A.	179,537	2,541

Bancolombia S.A. ADR	8,252	468

Grupo Argos S.A.	55,321	615

Grupo Aval Acciones y Valores	1,588,641	1,090

Grupo de Inversiones Suramericana S.A.	47,747	955
		6,321

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 5.5% – continued

Russia – 0.3%

AK Transneft OAO	767	$1,690

Sberbank of Russia	494,594	719

Surgutneftegas OAO	2,032,924	1,399

Surgutneftegas OAO ADR	140,161	953
		4,761

South Korea – 0.6%

Hyundai Motor Co. Ltd.	18,510	2,105

Hyundai Motor Co. Ltd.	11,700	1,308

LG Chem Ltd.	4,159	646

Samsung Electronics Co. Ltd.	9,897	8,411
		12,470
Total Preferred Stocks (4)
(Cost $126,183)		107,526

RIGHTS – 0.0%

China – 0.0%

Country Garden Holdings Co. Ltd. *	158,831	9

Hong Kong – 0.0%

Yuexiu Property Co. Ltd.*	944,259	15
Total Rights (4)
(Cost $ – )		24

INVESTMENT COMPANIES – 2.3%

iShares MSCI Emerging Markets ETF	302,000	12,551

iShares MSCI South Korea Capped ETF	45,000	2,723

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (5)(6)	15,524,059	15,524

Vanguard FTSE Emerging Markets ETF	354,000	14,765
Total Investment Companies
(Cost $47,039)		45,563

Total Investments – 98.4%
(Cost $1,629,535)		1,935,113

Other Assets less Liabilities – 1.6%		30,582
NET ASSETS – 100.0%		$1,965,695

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $1,876,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Reliance Industries Ltd. GDR	11/1/06-11/8/12	$1,717

VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,082,000 with net purchases of approximately $4,442,000 during the six months ended September 30, 2014.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
UBS	Taiwan Dollar	30,217	United States Dollar	1,000	12/17/14	$4
UBS	United States Dollar	880	Indian Rupee	54,402	12/17/14	(14)
UBS	United States Dollar	900	Korean Won	942,615	12/17/14	(12)
UBS	United States Dollar	2,270	Korean Won	2,363,638	12/17/14	(44)
UBS	United States Dollar	2,320	Taiwan Dollar	69,586	12/17/14	(27)

Total						$(93)

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Dax Index (Euro)	6	$1,798	Long	12/14	$(35)
FTSE/JSE Top 40 Index (South African Rand)	186	7,341	Long	12/14	(356)
Hang Seng Index (Hong Kong Dollar)	60	8,817	Long	10/14	(398)
mini MSCI Emerging Markets Index (United States Dollar)	178	8,924	Long	12/14	(629)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
MSCI Taiwan Index (United States Dollar)	229	7,417	Long	10/14	$(147)
S&P/TSX 60 Index (Canadian Dollar)	34	5,229	Long	12/14	(191)
SGX CNX Nifty Index (United States Dollar)	308	4,921	Long	10/14	(87)
SPI 200 Index (Australian Dollar)	18	2,081	Long	12/14	(76)

Total					$(1,919)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.8%
Consumer Staples	8.2
Energy	10.1
Financials	28.5
Health Care	2.1
Industrials	6.5
Information Technology	16.6
Materials	8.1
Telecommunication Services	7.6
Utilities	3.5

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	18.9%
Korean Won	14.7
Taiwan Dollar	11.8
Brazilian Real	10.0
United States Dollar	7.4
South African Rand	7.2
Indian Rupee	6.6
Mexican Peso	5.4
All other currencies less than 5%	18.0

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$113,092		$–		$–	$113,092
Chile	26,008		–		–	26,008
Colombia	11,997		–		–	11,997
Egypt	1,713		3,112		–	4,825
Hong Kong	–		83,854		520	84,374
India	5,889		127,883		–	133,772
Mexico	103,455		–		–	103,455
Peru	8,340		–		–	8,340
Russia	6,550		76,794		–	83,344
South Africa	–		139,186		6	139,192
South Korea	869		270,007		–	270,876
Thailand	5,046		39,073		–	44,119
United Arab Emirates	1,660		9,787		–	11,447
All Other Countries	–		747,159	(1)	–	747,159
Preferred Stocks
Russia	953		3,808		–	4,761
South Korea	–		12,470		–	12,470
All Other Countries	90,295	(1)	–		–	90,295
Rights	24	(1)	–		–	24
Investment Companies	45,563		–		–	45,563
Total Investments	$421,454		$1,513,133		$526	$1,935,113

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–		$4		$–	$4
Liabilities
Forward Foreign Currency Exchange Contracts	–		(97)		–	(97)
Futures Contracts	(1,919)		–		–	(1,919)
Total Other Financial Instruments		$(1,919)		$(93)	$–	$(2,012)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000s)	Reason
Common Stocks
Russia	$29,817	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Russia	3,808	Valuations at last trade with foreign fair value adjustments
Total	$33,625
At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000s)	Reason
Common Stocks
Egypt	$1,713	Valuations at last trade price
Thailand	5,046	Valuations at last trade price
Total	$6,759

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Common Stocks

Hong Kong	$–	$–	$–	$(60)	$580	$–	$–	$–	$520	$(60)

South Africa	–	–	–	–	–	–	6	–	6	491

Total	$–	$–	$–	$(60)	$580	$–	$6	$–	$526	$431

(1)	The Transfers Into Level 3, noted above, are due to the Fund receiving valuations provided by the Asset Management PVC.

The Fund valued the securities included in the balance as of 9/30/14 above using prices provided by the Asset Management PVC.

	FAIR VALUE AT 9/30/14 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$526	Consensus Pricing	Price to Earnings Multiple/Liquidity Discount

The significant unobservable inputs used in the fair value measurement are the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%

Australia – 5.5%

BGP Holdings PLC (1)*	6,535,576	$ –

BWP Trust	551,102	1,149

CFS Retail Property Trust Group	2,592,395	4,519

Charter Hall Retail REIT	358,663	1,191

Cromwell Property Group	1,674,831	1,393

Dexus Property Group	6,686,073	6,503

Federation Centres	1,656,526	3,744

Goodman Group	1,988,544	8,966

GPT Group (The)	2,050,934	6,934

Investa Office Fund	698,257	2,043

Mirvac Group	4,251,894	6,406

Scentre Group *	6,009,050	17,208

Stockland	2,676,603	9,241

Westfield Corp. *	2,243,307	14,591
		83,888

Austria – 0.5%

Atrium European Real Estate Ltd. *	194,045	1,008

BUWOG A.G. *	58,914	1,163

CA Immobilien Anlagen A.G. *	92,867	1,849

Conwert Immobilien Invest S.E. *	71,257	810

IMMOFINANZ A.G.	1,108,055	3,133
		7,963

Belgium – 0.4%

Aedifica S.A.	10,601	696

Befimmo S.A.	18,913	1,403

Cofinimmo	20,052	2,268

Intervest Offices & Warehouses N.V.	8,135	221

Leasinvest Real Estate S.C.A.	2,283	233

Warehouses De Pauw S.C.A.	13,055	942

Wereldhave Belgium N.V.	2,325	281
		6,044

Brazil – 1.0%

Aliansce Shopping Centers S.A.	92,741	705

BR Malls Participacoes S.A.	498,718	3,920

BR Properties S.A.	230,272	1,214

Brookfield Incorporacoes S.A. *	294,657	184

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	310,785	1,568

Direcional Engenharia S.A.	93,430	377

Even Construtora e Incorporadora S.A.	227,269	504

Ez Tec Empreendimentos e Participacoes S.A.	57,868	497

Gafisa S.A.	504,158	610

General Shopping Brasil S.A. *	23,913	90

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Brazil – 1.0% – continued

Helbor Empreendimentos S.A.	143,897	$313

Iguatemi Empresa de Shopping Centers S.A.	70,103	713

JHSF Participacoes S.A.	134,916	196

MRV Engenharia e Participacoes S.A.	343,112	1,141

Multiplan Empreendimentos Imobiliarios S.A. *	88,997	1,819

PDG Realty S.A. Empreendimentos e Participacoes *	1,534,722	702

Rodobens Negocios Imobiliarios S.A.	28,773	118

Rossi Residencial S.A. *	306,531	135

Sao Carlos Empreendimentos e Participacoes S.A.	20,034	294

Sonae Sierra Brasil S.A.	31,315	235

Tecnisa S.A.	98,731	198
		15,533

Canada – 3.1%

Allied Properties Real Estate Investment Trust	86,567	2,642

Artis Real Estate Investment Trust	156,852	2,144

Boardwalk Real Estate Investment Trust	46,141	2,839

Calloway Real Estate Investment Trust	119,987	2,755

Canadian Apartment Properties REIT	128,166	2,700

Canadian Real Estate Investment Trust	80,030	3,466

Chartwell Retirement Residences	200,162	1,959

Cominar Real Estate Investment Trust	166,945	2,817

Crombie Real Estate Investment Trust	89,568	1,036

Dream Global Real Estate Investment Trust	109,811	890

Dream Office Real Estate Investment Trust	120,876	3,018

Extendicare, Inc.	101,991	749

First Capital Realty, Inc.	97,083	1,518

Granite Real Estate Investment Trust	54,437	1,872

H&R Real Estate Investment Trust	314,237	6,133

InnVest Real Estate Investment Trust	87,365	414

Killam Properties, Inc.	60,135	556

Morguard Real Estate Investment Trust	39,825	659

Northern Property Real Estate Investment Trust	37,121	932

Pure Industrial Real Estate Trust	220,099	871

RioCan Real Estate Investment Trust	352,685	8,084
		48,054

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Chile – 0.1%

Parque Arauco S.A.	597,851	$1,142

China – 1.4%

Agile Property Holdings Ltd.	1,449,979	892

Beijing Capital Land Ltd., Class H	1,178,000	406

Beijing North Star Co. Ltd., Class H	819,662	221

China Merchants Property Development Co. Ltd., Class B	245,012	401

China Vanke Co. Ltd., Class H *	1,525,541	2,685

Country Garden Holdings Co. Ltd.	5,076,233	1,911

Evergrande Real Estate Group Ltd.	6,880,000	2,581

Fantasia Holdings Group Co. Ltd.	2,017,500	216

Greenland Hong Kong Holdings Ltd.	346,000	133

Greentown China Holdings Ltd.	899,500	842

Guangzhou R&F Properties Co. Ltd., Class H	1,121,002	1,135

Kaisa Group Holdings Ltd.	2,174,600	827

KWG Property Holding Ltd.	1,342,094	943

Longfor Properties Co. Ltd.	1,573,500	1,801

Powerlong Real Estate Holdings Ltd. *	1,675,000	216

Redco Properties Group Ltd. (2)(3)	486,000	209

Renhe Commercial Holdings Co. Ltd. *	12,448,000	528

Shui On Land Ltd.	3,964,777	889

Sino-Ocean Land Holdings Ltd.	4,136,519	2,181

SOHO China Ltd.	1,784,756	1,289

Sunac China Holdings Ltd.	2,040,050	1,545

Wuzhou International Holdings Ltd.	1,372,000	341
		22,192

Finland – 0.2%

Citycon OYJ	302,928	1,010

Sponda OYJ	279,134	1,262

Technopolis OYJ	110,102	559
		2,831

France – 3.1%

Affine S.A.	6,432	122

ANF Immobilier	8,069	235

Fonciere Des Regions	39,094	3,517

Gecina S.A.	39,741	5,199

ICADE	40,988	3,455

Klepierre	113,264	4,955

Mercialys S.A.	48,075	1,048

Unibail-Rodamco S.E.	112,859	28,983
		47,514

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Germany – 1.6%

alstria office REIT-A.G. *	78,789	$965

Deutsche Annington Immobilien S.E.	92,016	2,661

Deutsche Euroshop A.G.	53,205	2,301

Deutsche Wohnen A.G. (Bearer)	332,187	7,099

DIC Asset A.G.	38,517	325

DO Deutsche Office A.G. *	76,862	293

GAGFAH S.A. *	250,602	4,654

Hamborner REIT A.G.	52,937	543

LEG Immobilien A.G. *	56,557	3,918

TAG Immobilien A.G.	143,628	1,623
		24,382

Greece – 0.0%

Eurobank Properties Real Estate Investment Co.	44,946	510

Hong Kong – 8.6%

C C Land Holdings Ltd.	1,531,000	268

Champion REIT	2,703,846	1,128

China Overseas Land & Investment Ltd.	4,738,542	12,139

China Resources Land Ltd.	2,163,218	4,438

CIFI Holdings Group Co. Ltd.	1,982,880	370

Franshion Properties China Ltd.	4,246,000	1,034

Glorious Property Holdings Ltd. *	2,856,100	437

Hang Lung Properties Ltd.	2,590,452	7,360

Henderson Land Development Co. Ltd.	1,315,077	8,521

Hongkong Land Holdings Ltd.	1,362,618	9,248

Hopson Development Holdings Ltd. *	734,000	634

Hui Xian Real Estate Investment Trust	2,354,215	1,326

Hysan Development Co. Ltd.	727,045	3,364

K Wah International Holdings Ltd.	1,223,079	684

Kerry Properties Ltd.	745,599	2,508

Link REIT (The)	2,651,800	15,285

Mingfa Group International Co. Ltd. *	1,124,000	292

Minmetals Land Ltd.	1,400,000	159

New World China Land Ltd.	3,009,899	1,706

New World Development Co. Ltd.	5,815,125	6,779

Poly Property Group Co. Ltd.	2,112,000	810

Road King Infrastructure Ltd.	293,000	262

Shanghai Industrial Urban Development Group Ltd. *	1,556,000	299

Shenzhen Investment Ltd.	2,578,402	722

Shimao Property Holdings Ltd.	1,447,869	2,936

Sino Land Co. Ltd.	3,453,661	5,346

Sinolink Worldwide Holdings Ltd. *	2,404,000	195

Sun Hung Kai Properties Ltd.	1,788,425	25,304

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Hong Kong – 8.6% – continued

Swire Properties Ltd.	1,357,800	$4,236

Wharf Holdings (The) Ltd.	1,756,317	12,493

Yuexiu Property Co. Ltd.	7,279,400	1,291
		131,574

India – 0.2%

DLF Ltd.	495,535	1,203

Oberoi Realty Ltd.	90,788	319

Prestige Estates Projects Ltd.	104,291	370

Unitech Ltd. *	1,582,096	480
		2,372

Indonesia – 0.5%

Agung Podomoro Land Tbk PT	8,106,696	228

Alam Sutera Realty Tbk PT	13,727,740	510

Bumi Serpong Damai PT	8,561,900	1,084

Ciputra Development Tbk PT	12,332,390	1,025

Ciputra Property Tbk PT	2,992,838	179

Ciputra Surya Tbk PT	876,600	152

Intiland Development Tbk PT	6,173,600	294

Kawasan Industri Jababeka Tbk PT	17,835,977	360

Lippo Karawaci Tbk PT	22,255,831	1,717

Pakuwon Jati Tbk PT	14,596,840	483

Summarecon Agung Tbk PT	12,571,800	1,259
		7,291

Israel – 0.1%

Azrieli Group	42,240	1,451

Italy – 0.1%

Beni Stabili S.p.A.	957,078	671

Immobiliare Grande Distribuzione	170,635	143
		814

Japan – 11.3%

Activia Properties, Inc.	259	2,081

Advance Residence Investment Corp.	1,479	3,441

Aeon Mall Co. Ltd.	114,866	2,195

Daiwa House REIT Investment Corp.	296	1,312

Daiwa House Residential Investment Corp.	377	1,617

Daiwa Office Investment Corp.	287	1,550

Frontier Real Estate Investment Corp.	547	2,624

Fukuoka REIT Corp.	713	1,315

GLP J-REIT	2,348	2,711

Hulic Co. Ltd.	342,840	3,629

Industrial & Infrastructure Fund Investment Corp.	173	1,434

Japan Excellent, Inc.	1,268	1,628

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 11.3% – continued

Japan Hotel REIT Investment Corp.	3,042	$1,853

Japan Logistics Fund, Inc.	964	2,131

Japan Prime Realty Investment Corp.	919	3,311

Japan Real Estate Investment Corp.	1,453	7,474

Japan Retail Fund Investment Corp.	2,680	5,395

Kenedix Office Investment Corp.	386	2,075

Mitsubishi Estate Co. Ltd.	1,468,480	33,082

Mitsui Fudosan Co. Ltd.	1,101,562	33,780

Mori Hills REIT Investment Corp.	1,504	2,090

Mori Trust Sogo Reit, Inc.	1,150	2,126

Nippon Accommodations Fund, Inc.	515	1,860

Nippon Building Fund, Inc.	1,573	8,285

Nippon Prologis REIT, Inc.	1,680	3,901

Nomura Real Estate Holdings, Inc.	139,100	2,391

Nomura Real Estate Master Fund, Inc.	1,934	2,427

Nomura Real Estate Office Fund, Inc.	411	1,881

NTT Urban Development Corp.	125,900	1,326

Orix JREIT, Inc.	2,267	2,853

Premier Investment Corp.	243	1,086

Sumitomo Realty & Development Co. Ltd.	502,425	17,898

Tokyo Tatemono Co. Ltd.	477,201	3,864

Tokyu REIT, Inc.	1,066	1,406

Top REIT, Inc.	195	855

United Urban Investment Corp.	2,903	4,456
		173,343

Malaysia – 0.5%

Axis Real Estate Investment Trust	444,248	490

CapitaMalls Malaysia Trust	1,190,900	519

Eastern & Oriental Bhd.	848,700	743

Glomac Bhd.	409,200	142

IGB Corp. Bhd.	908,754	795

IGB Real Estate Investment Trust	1,901,200	765

IJM Land Bhd.	490,450	494

KLCCP Stapled Group	525,248	1,063

KSL Holdings Bhd. *	226,400	322

Mah Sing Group Bhd.	955,720	708

MKH Bhd.	185,760	210

Pavilion Real Estate Investment Trust	1,032,400	459

SP Setia Bhd. Group	977,030	1,024

Tropicana Corp. Bhd.	412,500	160

UOA Development Bhd.	558,000	359

YTL Land & Development Bhd. *	340,300	96
		8,349

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Mexico – 0.8%

Asesor de Activos Prisma S.A.P.I. de C.V.	250,523	$326

Concentradora Fibra Danhos S.A. de C.V.	245,653	668

Consorcio ARA S.A.B. de C.V. *	808,261	368

Corp. GEO S.A.B. de C.V., Series B(4) *	549,034	–

Corp. Inmobiliaria Vesta S.A.B. de C.V.	442,600	952

Desarrolladora Homex S.A.B. de C.V. *	234,285	55

Fibra Uno Administracion S.A. de C.V.	2,604,309	8,567

Mexico Real Estate Management S.A.de C.V. *	942,089	1,662

Urbi Desarrollos Urbanos S.A.B. de C.V. *	776,726	1
		12,599

Netherlands – 0.6%

Corio N.V.	79,528	3,893

Eurocommercial Properties N.V. – CVA	48,155	2,121

Nieuwe Steen Investments N.V.	151,970	797

Vastned Retail N.V.	22,071	1,007

Wereldhave N.V.	25,182	2,073
		9,891

New Zealand – 0.1%

Kiwi Income Property Trust	1,179,903	1,073

Norway – 0.1%

Norwegian Property ASA *	604,144	903

Philippines – 0.8%

Ayala Land, Inc.	6,542,251	5,096

Filinvest Land, Inc.	11,392,989	401

Megaworld Corp.	13,434,101	1,503

Robinsons Land Corp.	1,915,275	1,038

SM Prime Holdings, Inc.	8,718,053	3,395

Vista Land & Lifescapes, Inc.	3,919,761	539

		11,972

Poland – 0.0%

Globe Trade Centre S.A. *	293,072	494

Russia – 0.1%

PIK Group *	329,622	976

Singapore – 3.4%

Ascendas India Trust	801,000	487

Ascendas Real Estate Investment Trust	2,284,753	4,030

CapitaCommercial Trust	2,271,014	2,840

CapitaLand Ltd.	2,943,915	7,376

CapitaMall Trust	3,011,715	4,509

CDL Hospitality Trusts	730,610	956

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Singapore – 3.4% – continued

City Developments Ltd.	686,000	$5,165

First Real Estate Investment Trust	555,510	535

Fortune Real Estate Investment Trust	1,503,920	1,346

Global Logistic Properties Ltd.	3,478,793	7,382

Keppel Land Ltd.	823,027	2,256

Keppel REIT Management Ltd.	1,712,720	1,597

Mapletree Commercial Trust	1,486,000	1,643

Mapletree Greater China Commercial Trust	2,102,000	1,491

Mapletree Industrial Trust	1,362,948	1,516

Mapletree Logistics Trust	1,662,374	1,505

Suntec Real Estate Investment Trust	2,774,291	3,828

UOL Group Ltd.	526,691	2,725

Wing Tai Holdings Ltd.	444,355	614

Yanlord Land Group Ltd.	779,000	655
		52,456

South Africa – 1.3%

Acucap Properties Ltd.	151,033	615

Arrowhead Properties Ltd., Class A	428,718	298

Arrowhead Properties Ltd., Class B	428,542	300

Attacq Ltd. *	497,937	883

Capital Property Fund	1,713,588	1,828

Emira Property Fund	511,386	711

Fountainhead Property Trust	520,925	355

Growthpoint Properties Ltd.	2,364,682	5,159

Hyprop Investments Ltd.	282,521	2,171

Redefine Properties Ltd.	3,881,849	3,344

Resilient Property Income Fund Ltd.	293,985	1,893

SA Corporate Real Estate Fund Nominees Pty. Ltd.	2,300,536	901

Vukile Property Fund Ltd.	600,872	886
		19,344

Spain – 0.2%

Inmobiliaria Colonial S.A. *	1,945,023	1,373

Merlin Properties Socimi S.A. *	144,976	1,835
		3,208

Sweden – 0.9%

Castellum AB	190,363	2,886

Dios Fastigheter AB	54,554	401

Fabege AB	153,625	1,951

Fastighets AB Balder, Class B *	106,954	1,353

Hemfosa Fastigheter AB *	46,330	723

Hufvudstaden AB, Class A	128,618	1,597

Klovern AB	85,801	414

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Sweden – 0.9% – continued

Kungsleden AB	158,258	$939

Wallenstam AB, Class B	116,019	1,751

Wihlborgs Fastigheter AB	76,668	1,315
		13,330

Switzerland – 0.7%

Allreal Holding A.G. (Registered) *	11,123	1,440

Mobimo Holding A.G. (Registered) *	7,155	1,385

PSP Swiss Property A.G. (Registered) *	46,187	3,873

Swiss Prime Site A.G. (Registered) *	63,932	4,748
		11,446

Taiwan – 0.0%

Hung Poo Real Estate Development Corp.	233,585	189

Thailand – 0.5%

Amata Corp. PCL (Registered)	141,686	71

Amata Corp. PCL NVDR	475,571	237

AP Thailand PCL (Registered)	401,278	89

AP Thailand PCL NVDR	570,004	126

Central Pattana PCL (Registered)	825,726	1,184

Central Pattana PCL NVDR	733,598	1,050

Land and Houses PCL (Registered)	2,094,184	683

Land and Houses PCL NVDR	1,387,000	444

LPN Development PCL (Registered)	8,475	6

LPN Development PCL NVDR	667,801	445

Property Perfect PCL (Registered) *	2,765,102	118

Property Perfect PCL NVDR *	3,452,195	147

Pruksa Real Estate PCL NVDR	774,500	815

Quality Houses PCL NVDR	4,325,100	561

Sansiri PCL NVDR	4,231,700	291

SC Asset Corp. PCL (Registered)	664,875	80

SC Asset Corp. PCL NVDR	763,488	92

Siam Future Development PCL NVDR	921,912	202

Supalai PCL (Registered)	224,356	180

Supalai PCL NVDR	479,400	384

TICON Industrial Connection PCL NVDR	621,005	347

WHA Corp. PCL NVDR	294,610	356
		7,908

Turkey – 0.2%

Dogus Gayrimenkul Yatirim Ortakligi A.S. *	54,149	93

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,250,425	2,347

Is Gayrimenkul Yatirim Ortakligi A.S.	369,870	208

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Turkey – 0.2% – continued

Sinpas Gayrimenkul Yatirim

Ortakligi A.S. *	258,537	$95
		2,743

United Arab Emirates – 1.1%

Aldar Properties PJSC	3,650,641	3,883

Emaar Properties PJSC	4,072,326	12,761

Emirates REIT CEIC Ltd.	171,371	247

RAK Properties PJSC	1,133,104	307
		17,198

United Kingdom – 5.1%

Big Yellow Group PLC	148,997	1,251

British Land (The) Co. PLC	1,174,021	13,329

Capital & Counties Properties PLC	843,081	4,479

Daejan Holdings PLC	5,587	442

Derwent London PLC	107,225	4,723

Development Securities PLC	145,203	462

Grainger PLC	476,329	1,432

Great Portland Estates PLC	399,069	4,132

Hammerson PLC	821,120	7,633

Hansteen Holdings PLC	795,768	1,334

Helical Bar PLC	114,953	652

Intu Properties PLC	1,065,430	5,572

Land Securities Group PLC	913,031	15,323

Londonmetric Property PLC	677,422	1,525

Primary Health Properties PLC	124,099	667

Quintain Estates & Development PLC *	567,278	818

Redefine International PLC	1,007,025	838

Safestore Holdings PLC	241,254	837

Segro PLC	860,829	5,047

Shaftesbury PLC	322,577	3,554

St. Modwen Properties PLC	204,345	1,215

UNITE Group (The) PLC	233,198	1,604

Workspace Group PLC	122,261	1,254
		78,123

United States – 43.6%

Acadia Realty Trust	68,841	1,899

Agree Realty Corp.	16,734	458

Alexander’s, Inc.	2,357	881

Alexandria Real Estate Equities, Inc.	82,953	6,118

American Assets Trust, Inc.	42,504	1,401

American Campus Communities, Inc.	121,415	4,426

American Homes 4 Rent, Class A	174,506	2,947

American Realty Capital Healthcare

Trust, Inc.	196,501	2,059

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 43.6% – continued

American Realty Capital Properties, Inc.	1,053,868	$12,710

Apartment Investment & Management Co., Class A	168,976	5,377

Ashford Hospitality Trust, Inc.	81,088	829

Associated Estates Realty Corp.	66,708	1,168

AvalonBay Communities, Inc.	152,247	21,462

Aviv REIT, Inc.	29,631	781

BioMed Realty Trust, Inc.	226,520	4,576

Boston Properties, Inc.	176,009	20,375

Brandywine Realty Trust	207,625	2,921

Brixmor Property Group, Inc.	102,344	2,278

Camden Property Trust	98,506	6,751

Campus Crest Communities, Inc.	75,141	481

CBL & Associates Properties, Inc.	197,102	3,528

Cedar Realty Trust, Inc.	93,018	549

Chambers Street Properties	274,358	2,066

Chesapeake Lodging Trust	63,642	1,855

Corporate Office Properties Trust	95,221	2,449

Cousins Properties, Inc.	250,248	2,990

CubeSmart	172,462	3,101

DCT Industrial Trust, Inc.	386,825	2,905

DDR Corp.	354,422	5,929

DiamondRock Hospitality Co.	226,308	2,870

Digital Realty Trust, Inc.	157,109	9,800

Douglas Emmett, Inc.	155,849	4,001

Duke Realty Corp.	396,071	6,805

DuPont Fabros Technology, Inc.	76,127	2,058

EastGroup Properties, Inc.	36,718	2,225

Education Realty Trust, Inc.	162,067	1,666

Empire State Realty Trust, Inc., Class A	90,119	1,354

EPR Properties	62,003	3,142

Equity Commonwealth(1) *	75,000	–

Equity Commonwealth (New York Exchange)	149,535	3,845

Equity Lifestyle Properties, Inc.	88,621	3,754

Equity One, Inc.	69,522	1,504

Equity Residential	413,664	25,473

Essex Property Trust, Inc.	73,717	13,177

Excel Trust, Inc.	67,229	791

Extra Space Storage, Inc.	126,344	6,516

Federal Realty Investment Trust	78,588	9,310

FelCor Lodging Trust, Inc.	144,283	1,350

First Industrial Realty Trust, Inc.	127,450	2,155

First Potomac Realty Trust	68,146	801

Forest City Enterprises, Inc., Class A *	174,944	3,422

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 43.6% – continued

Franklin Street Properties Corp.	102,280	$1,148

General Growth Properties, Inc.	584,587	13,767

Getty Realty Corp.	29,226	497

Glimcher Realty Trust	168,096	2,276

Government Properties Income Trust	81,521	1,786

HCP, Inc.	531,665	21,112

Health Care REIT, Inc.	356,614	22,242

Healthcare Realty Trust, Inc.	113,040	2,677

Healthcare Trust of America, Inc., Class A	274,918	3,189

Hersha Hospitality Trust	199,712	1,272

Highwoods Properties, Inc.	104,318	4,058

Home Properties, Inc.	66,018	3,845

Hospitality Properties Trust	173,578	4,661

Host Hotels & Resorts, Inc.	877,606	18,719

Hudson Pacific Properties, Inc.	63,829	1,574

Inland Real Estate Corp.	99,313	984

Investors Real Estate Trust	132,897	1,023

Kilroy Realty Corp.	96,573	5,740

Kimco Realty Corp.	477,100	10,453

Kite Realty Group Trust	95,281	2,310

LaSalle Hotel Properties	120,593	4,129

Lexington Realty Trust	268,291	2,627

Liberty Property Trust	171,435	5,702

LTC Properties, Inc.	40,273	1,486

Macerich (The) Co.	163,134	10,413

Mack-Cali Realty Corp.	103,180	1,972

Mid-America Apartment Communities, Inc.	86,411	5,673

National Health Investors, Inc.	33,760	1,929

National Retail Properties, Inc.	145,227	5,020

New York REIT, Inc.	189,536	1,948

Omega Healthcare Investors, Inc.	146,297	5,002

Parkway Properties, Inc.	91,538	1,719

Pebblebrook Hotel Trust	74,362	2,777

Pennsylvania Real Estate Investment Trust	75,866	1,513

Piedmont Office Realty Trust, Inc., Class A	178,985	3,157

Post Properties, Inc.	62,889	3,229

Prologis, Inc.	578,286	21,801

PS Business Parks, Inc.	23,173	1,764

Public Storage	168,327	27,915

Ramco-Gershenson Properties Trust	88,961	1,446

Realty Income Corp.	257,017	10,484

Regency Centers Corp.	106,341	5,724

Retail Opportunity Investments Corp.	105,833	1,556

Retail Properties of America, Inc., Class A	274,542	4,017

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 43.6% – continued

RLJ Lodging Trust	153,297	$4,364

Rouse Properties, Inc.	42,602	689

Ryman Hospitality Properties, Inc.	55,700	2,635

Sabra Health Care REIT, Inc.	54,883	1,335

Saul Centers, Inc.	15,405	720

Select Income REIT	43,751	1,052

Senior Housing Properties Trust	236,464	4,947

Silver Bay Realty Trust Corp.	42,701	692

Simon Property Group, Inc.	360,621	59,293

SL Green Realty Corp.	110,107	11,156

Sovran Self Storage, Inc.	38,592	2,870

Spirit Realty Capital, Inc.	444,319	4,874

STAG Industrial, Inc.	64,138	1,328

Strategic Hotels & Resorts, Inc. *	286,982	3,343

Sun Communities, Inc.	52,485	2,650

Sunstone Hotel Investors, Inc.	238,326	3,294

Tanger Factory Outlet Centers, Inc.	111,253	3,640

Taubman Centers, Inc.	73,980	5,401

TravelCenters of America LLC(1) *	50,000	–

UDR, Inc.	290,442	7,915

Universal Health Realty Income Trust	15,173	632

Urstadt Biddle Properties, Inc., Class A	27,160	551

Ventas, Inc.	341,535	21,158

Vornado Realty Trust	194,513	19,444

Washington Prime Group, Inc.	180,091	3,148

Washington Real Estate Investment Trust	77,244	1,960

Weingarten Realty Investors	127,716	4,023

Winthrop Realty Trust	37,708	568

WP Carey, Inc.	97,789	6,236
		667,543
Total Common Stocks (5)
(Cost $1,264,003)		1,496,643

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

YTL Land & Development Bhd., 3.00%, 10/31/21	$114	$15
Total Convertible Bonds(5)
(Cost $18)		15

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

China – 0.0%

Country Garden Holdings Co. Ltd. *	329,948	$19

Hong Kong – 0.0%

Yuexiu Property Co. Ltd. *	1,758,042	27

Italy – 0.0%

Beni Stabili S.p.A. *	957,078	20

Immobiliare Grande Distribuzione *	170,635	36
		56

Sweden – 0.0%

Kungsleden AB *	154,536	56
Total Rights(5)
(Cost $54)		158

INVESTMENT COMPANIES – 1.2%

F&C Commercial Property Trust Ltd.	581,635	$1,183

F&C UK Real Estate Investment Ltd.	268,946	396

MedicX Fund Ltd.	412,284	558

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (6)(7)	13,335,418	13,336

Picton Property Income Ltd.	511,536	531

Schroder Real Estate Investment Trust Ltd.	549,782	508

Standard Life Investment Property Income Trust PLC	249,496	317

UK Commercial Property Trust Ltd.	469,396	616
Total Investment Companies(5)
(Cost $16,764)		17,445

Total Investments – 98.9%
(Cost $1,280,839)		1,514,261

Other Assets less Liabilities – 1.1%		17,483
NET ASSETS – 100.0%		$1,531,744

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of this restricted illiquid security amounted to approximately $209,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Redco Properties Group Ltd.	6/20/14-9/19/14	$214

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(4)	Value rounds to less than one thousand.
(5)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,230,000 with net purchases of approximately $9,106,000 during the six months ended September 30, 2014.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Morgan Stanley	Australian Dollar	2,270	United States Dollar	2,000	12/17/14	$24
Goldman Sachs	British Pound	1,225	United States Dollar	2,000	12/17/14	15
Morgan Stanley	Canadian Dollar	1,469	United States Dollar	1,330	12/17/14	21
Morgan Stanley	Euro	1,946	United States Dollar	2,500	12/17/14	40
Citibank London	Hong Kong Dollar	27,129	United States Dollar	3,500	12/17/14	7
Citibank London	Hong Kong Dollar	9,534	United States Dollar	1,230	12/17/14	2
Citibank London	Japanese Yen	370,739	United States Dollar	3,400	12/17/14	17
Goldman Sachs	Japanese Yen	52,207	United States Dollar	480	12/17/14	4
Citibank London	Singapore Dollar	1,420	United States Dollar	1,120	12/17/14	7
Morgan Stanley	Swiss Franc	151	United States Dollar	162	12/17/14	3
Morgan Stanley	United States Dollar	1,521	Australian Dollar	1,694	12/17/14	(46)
Citibank London	United States Dollar	3,171	British Pound	1,955	12/17/14	(4)
Goldman Sachs	United States Dollar	1,312	Canadian Dollar	1,456	12/17/14	(14)
UBS	United States Dollar	3,424	Euro	2,643	12/17/14	(84)
Citibank London	United States Dollar	6,051	Hong Kong Dollar	46,888	12/17/14	$(13)
Morgan Stanley	United States Dollar	6,106	Japanese Yen	654,865	12/17/14	(131)
Citibank London	United States Dollar	1,090	Singapore Dollar	1,377	12/17/14	(10)
Morgan Stanley	United States Dollar	230	Swedish Krona	1,640	12/17/14	(3)

Total						$(165)

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P MidCap 400 (United States Dollar)	107	$14,610	Long	12/14	$(496)
Euro Stoxx 50 (Euro)	23	936	Long	12/14	3
Hang Seng Index (Hong Kong Dollar)	26	3,821	Long	10/14	(169)
SPI 200 Index (Australian Dollar)	43	4,972	Long	12/14	(142)
Topix Index (Japanese Yen)	7	847	Long	12/14	11
Yen Denominated Nikkei 225 (Japanese Yen)	54	3,988	Long	12/14	111

Total					$(682)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	13.0%
Diversified REITs	14.6
Health Care REITs	6.1
Office REITs	10.4
Real Estate Development	6.1
Real Estate Operating Companies	8.0
Residential REITs	8.4
Retail REITs	21.5
Other Industries less than 5%	11.9

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	45.2%
Japanese Yen	11.5
Hong Kong Dollar	9.6
Euro	6.9
Australian Dollar	5.6
British Pound	5.5
All other currencies less than 5%	15.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)		TOTAL (000s)
Common Stocks
Australia	$–		$83,888		$–	*	$83,888
Brazil	15,533		–		–		15,533
Canada	48,054		–		–		48,054
Chile	1,142		–		–		1,142
Mexico	12,543		–		56		12,599
Switzerland	4,748		6,698		–		11,446
United Arab Emirates	247		16,951		–		17,198
United States	667,543		–		–		667,543
All Other Countries	–		639,240	(1)	–		639,240
Convertible Bonds	–		–		15		15
Rights	158	(1)	–		–		158
Investment Companies	13,336		4,109		–		17,445
Total Investments	$763,304		$750,886		$71		$1,514,261

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$125		$–		$–		$125
Forward Foreign Currency Exchange Contracts	–		140		–		140
Liabilities
Futures Contracts	(807)		–		–		(807)
Forward Foreign Currency Exchange Contracts	–		(305)		–		(305)
Total Other Financial Instruments		$(682)		$(165)	$–		$(847)

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 1 to Level 2 as described below:

Transfers from Level 1 to Level 2

Country	Value (000s)	Reason
Common Stocks
Russia	$976	Valuations at last trade with foreign fair value adjustments

At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000s)	Reason
Common Stocks
Switzerland	$4,748	Valuations at last trade price

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Common Stocks

Mexico	$1	$–	$–	$–	$–	$–	$55	$–	$56	$(2)

Convertible Bonds

Malaysia	–	–	–	–	–	–	15	–	15	$1

Total	$1	$–	$–	$–	$–	$–	$70	$–	$71	$(1)

(1)	Securities valued at $55 were transferred into Level 3 due to the Fund receiving valuations provided by the Asset Management PVC and securities valued at $15 were transferred into Level 3 due to the Fund receiving an evaluated price from a third party provider.

Securities valued at $56 included in the balance as of 9/30/14 above used prices provided by the Asset Management PVC and securities valued at $15 used an evaluated price provided by a third party provider.

	FAIR VALUE AT 9/30/14 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	NOTE
Common Stock	$1	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1
Common Stock	$55	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

1.)	The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

2.)	The significant unobservable inputs used in the fair value measurement are the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%

Australia – 3.6%

AGL Energy Ltd.	7,785	$92

Amcor Ltd.	13,931	138

AMP Ltd.	36,229	173

APA Group	9,169	60

Asciano Ltd.	10,806	57

Australia & New Zealand Banking

Group Ltd.	32,317	873

Bendigo and Adelaide Bank Ltd.	4,880	51

Boral Ltd.	8,582	37

Brambles Ltd.	19,145	159

Caltex Australia Ltd.	1,718	42

CFS Retail Property Trust Group	25,012	44

Coca-Cola Amatil Ltd.	6,315	48

Commonwealth Bank of Australia	19,075	1,252

Dexus Property Group	64,862	63

Fortescue Metals Group Ltd.	18,090	55

Goodman Group	20,563	93

GPT Group (The)	19,686	67

Insurance Australia Group Ltd.	28,588	153

Lend Lease Group	6,036	76

Metcash Ltd.	10,365	24

Mirvac Group	42,908	65

National Australia Bank Ltd.	27,732	787

Newcrest Mining Ltd. *	8,920	82

Orica Ltd.	4,286	71

QBE Insurance Group Ltd.	16,105	164

Ramsay Health Care Ltd.	1,447	63

Stockland	27,586	95

Sydney Airport	11,660	43

Toll Holdings Ltd.	7,715	38

Transurban Group	22,103	149

Wesfarmers Ltd.	13,531	498

Westpac Banking Corp.	36,597	1,025

Woodside Petroleum Ltd.	8,540	303

WorleyParsons Ltd.	2,479	33
		6,973

Austria – 0.0%

OMV A.G.	1,612	54

Belgium – 0.2%

Belgacom S.A.	1,644	57

Colruyt S.A.	837	37

Delhaize Group S.A.	1,120	78

KBC Groep N.V. *	2,833	150

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Belgium – 0.2% – continued

Umicore S.A.	1,245	$54
		376

Canada – 5.0%

Agnico Eagle Mines Ltd.	2,394	69

Agrium, Inc.	1,665	148

AltaGas Ltd.	1,527	64

ARC Resources Ltd.	3,698	98

Atco Ltd., Class I	800	32

Bank of Montreal	7,492	551

Bank of Nova Scotia	14,327	886

Canadian Imperial Bank of Commerce	4,720	424

Canadian National Railway Co.	9,703	689

Canadian Tire Corp. Ltd., Class A	895	92

Canadian Utilities Ltd., Class A	1,392	49

Cenovus Energy, Inc.	8,854	238

CGI Group, Inc., Class A *	2,812	95

Crescent Point Energy Corp.	4,741	171

Empire Co. Ltd., Class A	600	42

Enbridge, Inc.	9,941	476

Encana Corp.	8,429	179

Enerplus Corp.	2,206	42

Franco-Nevada Corp.	1,812	89

Gildan Activewear, Inc.	1,356	74

Keyera Corp.	925	75

Kinross Gold Corp. *	12,443	41

Loblaw Cos. Ltd.	2,613	131

Magna International, Inc.	2,511	238

MEG Energy Corp. *	1,882	58

Metro, Inc.	974	65

Open Text Corp.	1,400	77

Pengrowth Energy Corp.	5,495	29

Penn West Petroleum Ltd.	5,616	38

Potash Corp. of Saskatchewan, Inc.	10,122	350

Rogers Communications, Inc., Class B	4,445	166

Royal Bank of Canada	16,959	1,212

Shaw Communications, Inc., Class B	4,400	108

Silver Wheaton Corp.	4,167	83

Suncor Energy, Inc.	17,320	627

Teck Resources Ltd., Class B	6,536	124

TELUS Corp.	2,400	82

Tim Hortons, Inc.	1,600	126

Toronto-Dominion Bank (The)	21,676	1,070

TransAlta Corp.	3,214	34

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Canada – 5.0% – continued

Valeant Pharmaceuticals

International, Inc. *	3,783	$496
		9,738

Denmark – 0.9%

Coloplast A/S, Class B	1,382	116

Novo Nordisk A/S, Class B	23,618	1,125

Novozymes A/S, Class B	2,793	121

Pandora A/S	1,333	104

TDC A/S	8,888	67

Tryg A/S	267	28

Vestas Wind Systems A/S *	2,500	97
		1,658

Finland – 0.1%

Neste Oil OYJ	1,553	32

Orion OYJ, Class B	1,193	47

Stora Enso OYJ (Registered)	6,446	53

UPM-Kymmene OYJ	6,068	86
		218

France – 2.9%

Accor S.A.	2,058	91

Aeroports de Paris	354	42

Air Liquide S.A.	4,075	496

AtoS	957	69

AXA S.A.	21,477	529

Bouygues S.A.	2,222	72

Bureau Veritas S.A.	2,379	53

Cap Gemini S.A.	1,634	117

Carrefour S.A.	7,198	222

Casino Guichard Perrachon S.A.	692	74

Christian Dior S.A.	630	105

Cie de St-Gobain	5,324	243

CNP Assurances	1,914	36

Danone S.A.	6,865	458

Eurazeo S.A.	474	34

Gecina S.A.	330	43

ICADE	431	36

Imerys S.A.	353	26

JCDecaux S.A.	772	24

Kering	921	185

Lafarge S.A.	2,273	163

Lagardere S.C.A.	1,248	33

Legrand S.A.	3,136	163

L’Oreal S.A.	2,980	472

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

France – 2.9% – continued

Natixis S.A.	11,389	$78

Renault S.A.	2,207	159

Rexel S.A.	3,314	62

Schneider Electric S.E.	6,177	472

SES S.A.	3,460	120

Societe BIC S.A.	324	42

Suez Environnement Co.	2,995	51

Technip S.A.	1,161	97

Unibail-Rodamco S.E.	1,133	291

Vallourec S.A.	1,206	55

Vinci S.A.	5,789	335

Wendel S.A.	341	39
		5,587

Germany – 2.8%

adidas A.G.	2,398	179

Allianz S.E. (Registered)	5,376	871

BASF S.E.	10,812	992

Bayerische Motoren Werke A.G.	3,934	422

Beiersdorf A.G.	1,167	97

Deutsche Boerse A.G.	2,351	159

Deutsche Lufthansa A.G. (Registered)	2,542	40

Deutsche Post A.G. (Registered)	11,552	369

Fraport A.G. Frankfurt Airport Services Worldwide	422	28

GEA Group A.G.	2,124	92

HeidelbergCement A.G.	1,600	106

Henkel A.G. & Co. KGaA	1,387	130

Hochtief A.G.	307	21

K+S A.G. (Registered)	2,005	57

Linde A.G.	2,207	424

MAN S.E.	379	43

Merck KGaA	1,460	135

Metro A.G. *	1,875	62

Muenchener Rueckversicherungs A.G. (Registered)	2,054	407

ProSiebenSat.1 Media A.G. (Registered)	2,500	99

SAP S.E.	10,855	783

Telefonica Deutschland Holding A.G. *	5,824	30
		5,546

Hong Kong – 0.6%

CLP Holdings Ltd.	21,806	175

Hang Seng Bank Ltd.	8,678	139

Hong Kong & China Gas Co. Ltd.	72,101	156

Hong Kong Exchanges and Clearing Ltd.	13,268	286

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Hong Kong – 0.6% – continued

Li & Fung Ltd.	66,000	$75

Michael Kors Holdings Ltd. *	2,467	176

MTR Corp. Ltd.	17,180	67

Swire Pacific Ltd., Class A	7,500	97

Swire Properties Ltd.	12,478	39

Yue Yuen Industrial Holdings Ltd.	7,500	23
		1,233

Ireland – 0.3%

CRH PLC	8,701	198

Endo International PLC *	1,711	117

Kerry Group PLC, Class A	1,827	129

Seagate Technology PLC	3,800	217
		661

Israel – 0.0%

Delek Group Ltd.	44	17

Italy – 0.7%

Assicurazioni Generali S.p.A.	13,633	286

Atlantia S.p.A.	4,808	118

Enel Green Power S.p.A.	19,140	49

Exor S.p.A.	1,087	42

Intesa Sanpaolo S.p.A.	138,232	418

Pirelli & C. S.p.A.	2,656	37

Snam S.p.A.	22,898	126

Tenaris S.A.	5,389	123

Terna Rete Elettrica Nazionale S.p.A.	16,494	83
		1,282

Japan – 8.8%

Aeon Co. Ltd.	7,300	73

AEON Financial Service Co. Ltd.	1,190	26

Aeon Mall Co. Ltd.	1,180	23

Air Water, Inc.	2,000	30

Aisin Seiki Co. Ltd.	2,100	76

Ajinomoto Co., Inc.	7,000	117

Alfresa Holdings Corp.	2,400	35

Amada Co. Ltd.	4,000	38

ANA Holdings, Inc.	14,000	33

Asahi Glass Co. Ltd.	11,000	60

Asahi Kasei Corp.	16,000	130

Asics Corp.	1,800	41

Astellas Pharma, Inc.	25,600	381

Benesse Holdings, Inc.	900	30

Canon, Inc.	13,400	436

Casio Computer Co. Ltd.	2,300	38

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 8.8% – continued

Central Japan Railway Co.	1,700	$229

Chiyoda Corp.	2,000	22

Chugai Pharmaceutical Co. Ltd.	2,710	78

Citizen Holdings Co. Ltd.	2,600	17

Dai Nippon Printing Co. Ltd.	6,000	60

Daicel Corp.	3,000	32

Daido Steel Co. Ltd.	3,000	12

Daikin Industries Ltd.	2,700	168

Daiwa House Industry Co. Ltd.	6,900	124

Denso Corp.	5,800	268

Dentsu, Inc.	2,500	95

East Japan Railway Co.	3,900	292

Eisai Co. Ltd.	2,905	118

FamilyMart Co. Ltd.	600	23

Fast Retailing Co. Ltd.	600	201

Fuji Heavy Industries Ltd.	7,008	232

Fujitsu Ltd.	22,000	136

Hino Motors Ltd.	3,100	43

Hitachi Chemical Co. Ltd.	1,017	18

Hitachi Construction Machinery Co. Ltd.	1,300	26

Hitachi High-Technologies Corp.	943	27

Hitachi Metals Ltd.	3,000	54

Honda Motor Co. Ltd.	19,300	669

Ibiden Co. Ltd.	1,200	23

Inpex Corp.	10,000	142

Isetan Mitsukoshi Holdings Ltd.	3,800	49

Itochu Techno-Solutions Corp.	300	13

Japan Airlines Co. Ltd.	1,400	38

JFE Holdings, Inc.	5,600	112

JSR Corp.	2,100	37

JTEKT Corp.	2,200	37

Kajima Corp.	10,000	48

Kaneka Corp.	3,000	17

Kansai Paint Co. Ltd.	3,000	45

Kao Corp.	6,200	242

Kawasaki Heavy Industries Ltd.	17,000	68

KDDI Corp.	6,900	415

Keio Corp.	7,000	52

Keyence Corp.	500	217

Kikkoman Corp.	2,000	43

Kobe Steel Ltd.	33,551	54

Komatsu Ltd.	10,900	252

Konica Minolta, Inc.	5,900	64

Kubota Corp.	13,000	205

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 8.8% – continued

Kuraray Co. Ltd.	3,800	$45

Kurita Water Industries Ltd.	1,100	24

Kyocera Corp.	3,700	173

Kyowa Hakko Kirin Co. Ltd.	3,000	37

Lawson, Inc.	700	49

Makita Corp.	1,400	79

Marui Group Co. Ltd.	3,300	27

Mazda Motor Corp.	6,200	156

McDonald’s Holdings Co. Japan Ltd.	700	17

Miraca Holdings, Inc.	600	25

Mitsubishi Corp.	16,800	344

Mitsubishi Electric Corp.	23,000	307

Mitsubishi Materials Corp.	12,000	39

Mitsubishi Motors Corp.	7,391	90

Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	30

Mitsui Chemicals, Inc. *	8,000	22

Mitsui Fudosan Co. Ltd.	11,000	337

Mitsui OSK Lines Ltd.	13,000	41

Mizuho Financial Group, Inc.	272,973	488

Murata Manufacturing Co. Ltd.	2,415	275

Nabtesco Corp.	1,200	29

NEC Corp.	33,000	114

NGK Insulators Ltd.	3,000	72

NGK Spark Plug Co. Ltd.	2,000	59

Nikon Corp.	4,000	58

Nippon Paint Holdings Co. Ltd.	2,000	45

Nippon Steel & Sumitomo Metal Corp.	87,520	227

Nippon Telegraph & Telephone Corp.	4,500	280

Nippon Yusen K.K.	18,000	47

Nissan Motor Co. Ltd.	29,800	291

Nissin Foods Holdings Co. Ltd.	600	31

Nitto Denko Corp.	1,800	99

Nomura Research Institute Ltd.	1,366	44

NSK Ltd.	6,000	85

NTT Data Corp.	1,400	50

NTT DOCOMO, Inc.	17,800	297

Obayashi Corp.	7,000	48

Omron Corp.	2,400	109

Oriental Land Co. Ltd.	600	114

Osaka Gas Co. Ltd.	22,000	88

Panasonic Corp.	26,400	314

Resona Holdings, Inc.	25,200	142

Ricoh Co. Ltd.	7,900	85

Rinnai Corp.	400	33

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 8.8% – continued

Santen Pharmaceutical Co. Ltd.	800	$45

Secom Co. Ltd.	2,400	143

Sekisui Chemical Co. Ltd.	5,000	57

Sekisui House Ltd.	6,300	74

Seven & I Holdings Co. Ltd.	8,700	338

Sharp Corp. *	17,000	48

Shimadzu Corp.	3,000	26

Shimizu Corp.	7,000	55

Shin-Etsu Chemical Co. Ltd.	4,900	321

Showa Shell Sekiyu K.K.	1,900	18

SoftBank Corp.	11,300	793

Sompo Japan Nipponkoa Holdings, Inc.	3,800	92

Sony Corp.	12,100	218

Stanley Electric Co. Ltd.	1,633	35

Sumitomo Chemical Co. Ltd.	20,000	71

Sumitomo Dainippon Pharma Co. Ltd.	1,935	25

Sumitomo Electric Industries Ltd.	8,600	127

Sumitomo Heavy Industries Ltd.	6,000	34

Sumitomo Metal Mining Co. Ltd.	6,000	85

Sumitomo Mitsui Financial Group, Inc.	15,000	612

Sumitomo Rubber Industries Ltd.	1,700	24

Suntory Beverage & Food Ltd.	1,600	57

Suzuken Co. Ltd.	853	25

Sysmex Corp.	1,742	70

T&D Holdings, Inc.	6,400	82

Taiyo Nippon Sanso Corp.	3,000	26

Takashimaya Co. Ltd.	3,000	25

Takeda Pharmaceutical Co. Ltd.	9,400	409

TDK Corp.	1,500	84

Teijin Ltd.	9,000	22

Toho Co. Ltd.	1,500	34

Toho Gas Co. Ltd.	4,000	23

Tokyo Electron Ltd.	2,000	130

Tokyo Gas Co. Ltd.	27,000	152

Tokyu Corp.	13,000	85

Toppan Printing Co. Ltd.	6,000	43

Toray Industries, Inc.	17,000	112

TOTO Ltd.	3,000	33

Toyo Seikan Group Holdings Ltd.	1,600	20

Toyo Suisan Kaisha Ltd.	1,000	33

Toyoda Gosei Co. Ltd.	700	14

Toyota Industries Corp.	1,900	92

Toyota Tsusho Corp.	2,300	56

USS Co. Ltd.	2,500	38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 8.8% – continued

Yakult Honsha Co. Ltd.	1,000	$53

Yamada Denki Co. Ltd.	10,460	31

Yamaha Corp.	2,200	29

Yamaha Motor Co. Ltd.	3,100	61

Yaskawa Electric Corp.	3,000	41

Yokogawa Electric Corp.	2,600	34
		17,205

Netherlands – 1.4%

Aegon N.V.	22,080	182

Akzo Nobel N.V.	2,809	191

ASML Holding N.V.	4,249	422

Core Laboratories N.V.	500	73

Corio N.V.	733	36

Delta Lloyd N.V.	2,567	62

FugroN.V. – CVA	791	24

Gemalto N.V.	1,009	92

ING Groep N.V. – CVA *	45,469	647

Koninklijke Ahold N.V.	11,314	183

Koninklijke DSM N.V.	2,016	124

Koninklijke KPN N.V. *	36,449	116

Koninklijke Philips N.V.	11,585	369

Koninklijke Vopak N.V.	776	42

Wolters Kluwer N.V.	3,506	93
		2,656

New Zealand – 0.1%

Auckland International Airport Ltd.	11,412	34

Fletcher Building Ltd.	7,599	52

Ryman Healthcare Ltd.	3,934	24
		110

Norway – 0.5%

Aker Solutions ASA (1)*	1,622	16

DNB ASA	11,236	210

Norsk Hydro ASA	14,855	83

Orkla ASA	10,344	94

Statoil ASA	13,334	363

Telenor ASA	8,845	194
		960

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) *	29,034	–

EDP – Energias de Portugal S.A.	26,186	114

Galp Energia SGPS S.A.	4,650	75

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Portugal – 0.1% – continued

Jeronimo Martins SGPS S.A.	2,778	$31
		220

Singapore – 0.3%

Ascendas Real Estate Investment Trust	24,000	42

CapitaLand Ltd.	30,000	75

CapitaMall Trust	27,000	40

City Developments Ltd.	5,000	38

Jardine Cycle & Carriage Ltd.	1,000	34

Keppel Corp. Ltd.	17,000	140

Keppel Land Ltd.	7,000	19

Singapore Airlines Ltd.	6,000	46

Singapore Press Holdings Ltd.	19,000	63
		497

South Africa – 0.0%

Investec PLC	6,523	55

Spain – 1.3%

Abertis Infraestructuras S.A.	4,633	91

Amadeus IT Holding S.A., Class A	4,312	161

Banco Bilbao Vizcaya Argentaria S.A.	69,340	831

CaixaBank S.A.	20,289	122

Distribuidora Internacional de

Alimentacion S.A.	6,891	49

Enagas S.A.	2,626	85

Ferrovial S.A.	4,765	92

Iberdrola S.A.	60,254	430

Inditex S.A.	13,033	359

Red Electrica Corp. S.A.	1,297	112

Repsol S.A.	11,740	278
		2,610

Sweden – 1.7%

Alfa Laval AB	3,856	82

Assa Abloy AB, Class B	4,037	207

Atlas Copco AB, Class A	7,709	220

Atlas Copco AB, Class B	4,456	115

Autoliv, Inc.	1,113	102

Boliden AB	3,460	56

Electrolux AB, Series B	2,800	74

Hennes & Mauritz AB, Class B	11,261	467

Industrivarden AB, Class C	1,504	26

Investment AB Kinnevik, Class B	2,814	102

Millicom International Cellular S.A. SDR	720	58

Nordea Bank AB	36,017	467

Sandvik AB	12,086	136

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Sweden – 1.7% – continued

Skandinaviska Enskilda Banken AB, Class A	17,432	$232

Skanska AB, Class B	4,355	90

SKF AB, Class B	4,519	94

Svenska Cellulosa AB S.C.A., Class B	6,749	160

Swedbank AB, Class A	10,586	265

Tele2 AB, Class B	3,419	41

TeliaSonera AB	28,818	199

Volvo AB, Class B	18,693	202
		3,395

Switzerland – 4.3%

ACE Ltd.	4,014	421

Actelion Ltd. (Registered) *	1,264	148

Aryzta A.G. *	1,060	91

Coca-Cola HBC A.G. – CDI *	2,191	47

Geberit A.G. (Registered)	436	141

Givaudan S.A. (Registered) *	105	167

Holcim Ltd. (Registered) *	2,627	191

Kuehne + Nagel International A.G. (Registered)	590	74

Lindt & Spruengli A.G. (Registered)	1	59

Lindt & Spruengli A.G. (Participation Certificate)	11	55

Lonza Group A.G. (Registered) *	681	82

Novartis A.G. (Registered)	27,023	2,545

Roche Holding A.G. (Genusschein)	8,254	2,444

SGS S.A. (Registered)	62	128

STMicroelectronics N.V.	7,391	57

Sulzer A.G. (Registered)	286	35

Swiss Re A.G. *	4,081	325

Swisscom A.G. (Registered)	264	150

Tyco International Ltd.	5,316	237

Weatherford International PLC *	9,315	194

Wolseley PLC	3,227	170

Zurich Insurance Group A.G. *	1,766	525
		8,286

United Kingdom – 8.8%

3i Group PLC	11,963	74

Aberdeen Asset Management PLC	10,724	69

Aggreko PLC	3,130	78

AMEC PLC	3,220	57

Associated British Foods PLC	4,098	178

Aviva PLC	34,379	290

BG Group PLC	40,191	739

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United Kingdom – 8.8% – continued

British Land (The) Co. PLC	11,074	$126

BT Group PLC	93,523	573

Bunzl PLC	3,821	99

Capita PLC	7,493	141

Centrica PLC	60,102	299

CNH Industrial N.V.	10,777	86

Croda International PLC	1,475	49

Delphi Automotive PLC	3,502	215

easyJet PLC	1,749	40

Ensco PLC, Class A	2,700	112

GKN PLC	18,720	96

GlaxoSmithKline PLC	57,132	1,308

Hammerson PLC	8,319	77

HSBC Holdings PLC	224,060	2,280

InterContinental Hotels Group PLC	2,944	114

Intertek Group PLC	2,078	88

Intu Properties PLC	10,236	54

ITV PLC	46,905	158

J Sainsbury PLC	14,421	59

Johnson Matthey PLC	2,368	111

Kingfisher PLC	27,280	143

Land Securities Group PLC	8,992	151

Legal & General Group PLC	67,866	252

Liberty Global PLC, Class A *	2,381	101

Liberty Global PLC, Series C *	6,179	253

London Stock Exchange Group PLC	2,851	86

Marks & Spencer Group PLC	19,461	127

Meggitt PLC	9,900	72

National Grid PLC	44,079	632

Next PLC	1,871	200

Noble Corp. PLC	2,900	64

Old Mutual PLC	59,578	175

Pearson PLC	9,674	194

Pentair PLC	2,292	150

Petrofac Ltd.	2,812	47

Prudential PLC	30,227	671

Reckitt Benckiser Group PLC	7,669	664

Reed Elsevier N.V.	8,230	187

Reed Elsevier PLC	7,347	117

Reed Elsevier PLC	6,480	104

Rexam PLC	7,727	62

RSA Insurance Group PLC *	11,763	92

Schroders PLC	1,460	56

Segro PLC	8,179	48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United Kingdom – 8.8% – continued

Smiths Group PLC	4,580	$94

Sports Direct International PLC *	2,928	29

SSE PLC	11,294	282

Standard Chartered PLC	29,167	537

Standard Life PLC	28,869	193

Subsea 7 S.A.	3,406	49

Tate & Lyle PLC	5,144	49

Tesco PLC	93,459	280

Travis Perkins PLC	3,010	81

Tullow Oil PLC	10,217	106

Unilever N.V. – CVA	19,195	763

Unilever PLC	15,139	632

United Utilities Group PLC	8,165	106

Vodafone Group PLC	311,242	1,026

Whitbread PLC	2,086	140

William Hill PLC	9,456	57

Willis Group Holdings PLC	1,967	81

WM Morrison Supermarkets PLC	24,825	68

WPP PLC	15,292	306
		17,097

United States – 53.3%

3M Co.	7,316	1,037

Abbott Laboratories	17,694	736

Accenture PLC, Class A	7,470	607

Adobe Systems, Inc. *	5,597	387

Aetna, Inc.	4,135	335

Aflac, Inc.	5,234	305

AGCO Corp.	961	44

Agilent Technologies, Inc.	4,032	230

Air Products & Chemicals, Inc.	2,523	328

Albemarle Corp.	900	53

Alexion Pharmaceuticals, Inc. *	2,288	379

Alliant Energy Corp.	1,208	67

American Express Co.	11,216	982

American Tower Corp.	4,700	440

American Water Works Co., Inc.	2,070	100

Ameriprise Financial, Inc.	2,197	271

AmerisourceBergen Corp.	2,600	201

AMETEK, Inc.	3,002	151

Amgen, Inc.	8,866	1,245

Analog Devices, Inc.	3,691	183

Annaly Capital Management, Inc.	10,800	115

ANSYS, Inc. *	1,010	76

Antero Resources Corp. *	615	34

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

Apache Corp.	4,481	$421

Applied Materials, Inc.	14,027	303

Autodesk, Inc. *	2,600	143

AutoZone, Inc. *	383	195

AvalonBay Communities, Inc.	1,490	210

Avery Dennison Corp.	1,138	51

Avon Products, Inc.	5,067	64

Axis Capital Holdings Ltd.	1,100	52

Baker Hughes, Inc.	5,218	339

Ball Corp.	1,597	101

Bank of New York Mellon (The) Corp.	13,489	522

BB&T Corp.	8,276	308

Becton Dickinson and Co.	2,328	265

Bed Bath & Beyond, Inc. *	2,323	153

Berkshire Hathaway, Inc., Class B *	13,199	1,823

Best Buy Co., Inc.	3,426	115

Biogen Idec, Inc. *	2,778	919

BioMarin Pharmaceutical, Inc. *	1,709	123

BlackRock, Inc.	1,579	518

BorgWarner, Inc.	2,620	138

Boston Properties, Inc.	1,755	203

Bristol-Myers Squibb Co.	19,467	996

Bunge Ltd.	1,699	143

C.H. Robinson Worldwide, Inc.	1,770	117

CA, Inc.	4,128	115

Cablevision Systems Corp., Class A (New York Group)	1,991	35

Calpine Corp. *	4,565	99

Cameron International Corp. *	2,388	159

Campbell Soup Co.	2,362	101

Capital One Financial Corp.	6,756	551

Cardinal Health, Inc.	3,940	295

CarMax, Inc. *	2,585	120

Caterpillar, Inc.	6,991	692

CBRE Group, Inc., Class A *	3,529	105

Celanese Corp., Series A	1,828	107

CenterPoint Energy, Inc.	4,710	115

CenturyLink, Inc.	6,599	270

Cerner Corp. *	3,713	221

Charles Schwab (The) Corp.	13,609	400

Charter Communications, Inc., Class A *	883	134

Cheniere Energy, Inc. *	2,660	213

Chipotle Mexican Grill, Inc. *	362	241

Chubb (The) Corp.	2,817	257

Cigna Corp.	3,113	282

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

Cimarex Energy Co.	1,000	$127

Cisco Systems, Inc.	60,246	1,516

CIT Group, Inc.	2,200	101

Clorox (The) Co.	1,489	143

CME Group, Inc.	3,791	303

CMS Energy Corp.	3,254	97

Coca-Cola Enterprises, Inc.	2,800	124

Cognizant Technology Solutions Corp., Class A *	7,207	323

Colgate-Palmolive Co.	10,790	704

Comerica, Inc.	2,100	105

ConAgra Foods, Inc.	5,086	168

Concho Resources, Inc. *	1,279	160

Consolidated Edison, Inc.	3,555	201

Continental Resources, Inc. *	1,114	74

Corning, Inc.	15,661	303

Crown Castle International Corp.	3,991	321

CSX Corp.	11,942	383

Cummins, Inc.	2,013	266

Danaher Corp.	7,439	565

Darden Restaurants, Inc.	1,530	79

DaVita HealthCare Partners, Inc. *	1,997	146

Deere & Co.	4,025	330

Denbury Resources, Inc.	4,100	62

DENTSPLY International, Inc.	1,666	76

Devon Energy Corp.	4,614	315

Digital Realty Trust, Inc.	1,551	97

DIRECTV*	5,663	490

Discover Financial Services	5,573	359

Discovery Communications, Inc., Class A *	1,692	64

Discovery Communications, Inc., Class C *	3,390	126

Dover Corp.	1,961	158

Dr. Pepper Snapple Group, Inc.	2,289	147

Duke Energy Corp.	8,349	624

Duke Realty Corp.	3,600	62

Dun & Bradstreet (The) Corp.	423	50

Eastman Chemical Co.	1,774	143

Eaton Corp. PLC	5,690	361

Ecolab, Inc.	3,202	368

Edwards Lifesciences Corp. *	1,200	123

EMC Corp.	24,133	706

Energen Corp.	800	58

Energizer Holdings, Inc.	700	86

EOG Resources, Inc.	6,444	638

EQT Corp.	1,848	169

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

Equifax, Inc.	1,413	$106

Equinix, Inc. *	586	125

Equity Residential	4,142	255

Estee Lauder (The) Cos., Inc., Class A	2,747	205

Expeditors International of Washington, Inc.	2,388	97

Fastenal Co.	3,339	150

Federal Realty Investment Trust	757	90

FleetCor Technologies, Inc. *	865	123

Flextronics International Ltd. *	7,118	73

Fluor Corp.	1,838	123

FMC Technologies, Inc. *	2,700	147

Ford Motor Co.	43,486	643

Franklin Resources, Inc.	4,701	257

GameStop Corp., Class A	1,377	57

Gap (The), Inc.	2,775	116

General Mills, Inc.	7,343	370

Genuine Parts Co.	1,870	164

Genworth Financial, Inc., Class A *	5,440	71

Gilead Sciences, Inc. *	18,006	1,917

Google, Inc., Class A *	3,303	1,944

Google, Inc., Class C *	3,361	1,941

Harley-Davidson, Inc.	2,521	147

Hartford Financial Services Group (The), Inc.	5,186	193

Hasbro, Inc.	1,400	77

HCP, Inc.	5,328	212

Health Care REIT, Inc.	3,847	240

Henry Schein, Inc. *	994	116

Herbalife Ltd.	1,001	44

Hertz Global Holdings, Inc. *	5,100	129

Hess Corp.	3,386	319

Hewlett-Packard Co.	22,327	792

Hologic, Inc. *	2,377	58

Hormel Foods Corp.	1,700	87

Host Hotels & Resorts, Inc.	9,145	195

Humana, Inc.	1,851	241

IHS, Inc., Class A *	796	100

Illinois Tool Works, Inc.	4,654	393

Ingersoll-Rand PLC	3,179	179

Integrys Energy Group, Inc.	938	61

Intel Corp.	58,460	2,036

Intercontinental Exchange, Inc.	1,378	269

International Business Machines Corp.	11,297	2,145

International Flavors & Fragrances, Inc.	900	86

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

International Paper Co.	4,747	$227

Intuit, Inc.	3,100	272

Invesco Ltd.	5,000	197

Iron Mountain, Inc.	1,899	62

Jacobs Engineering Group, Inc. *	1,529	75

JM Smucker (The) Co.	1,200	119

Johnson & Johnson	33,188	3,538

Johnson Controls, Inc.	7,938	349

Joy Global, Inc.	1,090	59

Kellogg Co.	3,105	191

Keurig Green Mountain, Inc.	1,421	185

KeyCorp	10,219	136

Kimberly-Clark Corp.	4,464	480

Kinder Morgan Management LLC *	1,225	115

Kohl’s Corp.	2,381	145

Kraft Foods Group, Inc.	7,089	400

Kroger (The) Co.	5,600	291

Laboratory Corp. of America Holdings *	1,000	102

Lam Research Corp.	1,900	142

Legg Mason, Inc.	1,200	61

Level 3 Communications, Inc. *	2,116	97

Liberty Interactive Corp., Class A *	5,322	152

Liberty Property Trust	1,700	57

LKQ Corp. *	3,492	93

Lowe’s Cos., Inc.	11,947	632

LyondellBasell Industries N.V., Class A	5,297	576

M&T Bank Corp.	1,446	178

Macerich (The) Co.	1,628	104

Macy’s, Inc.	4,363	254

Manpowergroup, Inc.	900	63

Marathon Oil Corp.	8,036	302

Marathon Petroleum Corp.	3,337	283

Marriott International, Inc., Class A	2,716	190

Marsh & McLennan Cos., Inc.	6,389	334

Masco Corp.	3,940	94

Mattel, Inc.	3,848	118

McCormick & Co., Inc. (Non Voting)	1,391	93

McDonald’s Corp.	11,633	1,103

MDU Resources Group, Inc.	2,000	56

Mead Johnson Nutrition Co.	2,322	223

MeadWestvaco Corp.	1,938	79

Medtronic, Inc.	11,773	729

Merck & Co., Inc.	34,284	2,032

Mettler-Toledo International, Inc. *	346	89

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

MGM Resorts International *	4,539	$103

Microchip Technology, Inc.	2,300	109

Mohawk Industries, Inc. *	717	97

Mondelez International, Inc., Class A	19,941	683

Mosaic (The) Co.	3,798	169

Motorola Solutions, Inc.	2,640	167

NASDAQ OMX Group (The), Inc.	1,300	55

National Oilwell Varco, Inc.	5,102	388

Netflix, Inc. *	681	307

NetSuite, Inc. *	400	36

New York Community Bancorp, Inc.	5,136	82

Newell Rubbermaid, Inc.	3,432	118

NextEra Energy, Inc.	5,167	485

NIKE, Inc., Class B	8,231	734

NiSource, Inc.	3,618	148

Noble Energy, Inc.	4,304	294

Nordstrom, Inc.	1,695	116

Norfolk Southern Corp.	3,676	410

Northeast Utilities	3,724	165

Northern Trust Corp. (2)(3)	2,400	163

Nucor Corp.	3,821	207

NVIDIA Corp.	6,256	115

Occidental Petroleum Corp.	9,251	889

Oceaneering International, Inc.	1,200	78

ONEOK, Inc.	2,377	156

Oracle Corp.	41,944	1,606

Owens-Illinois, Inc. *	1,879	49

PACCAR, Inc.	4,132	235

Pall Corp.	1,283	107

Parker Hannifin Corp.	1,805	206

PartnerRe Ltd.	564	62

Patterson Cos., Inc.	881	37

People’s United Financial, Inc.	3,347	48

Pepco Holdings, Inc.	3,052	82

PepsiCo, Inc.	17,826	1,659

PetSmart, Inc.	1,100	77

Phillips 66	6,687	544

Pinnacle West Capital Corp.	1,200	66

Pioneer Natural Resources Co.	1,714	338

Plum Creek Timber Co., Inc.	2,060	80

PNC Financial Services Group (The), Inc.	6,315	540

Polaris Industries, Inc.	724	108

Praxair, Inc.	3,474	448

Precision Castparts Corp.	1,722	408

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

Principal Financial Group, Inc.	3,552	$186

Procter & Gamble (The) Co.	31,786	2,662

Progressive (The) Corp.	6,471	164

ProLogis, Inc.	5,831	220

Prudential Financial, Inc.	5,448	479

Public Service Enterprise Group, Inc.	6,062	226

PVH Corp.	982	119

QEP Resources, Inc.	2,100	65

QUALCOMM, Inc.	19,851	1,484

Quanta Services, Inc. *	2,575	93

Rackspace Hosting, Inc. *	1,308	43

Range Resources Corp.	1,881	128

Raymond James Financial, Inc.	1,604	86

RenaissanceRe Holdings Ltd.	423	42

ResMed, Inc.	1,547	76

Robert Half International, Inc.	1,600	78

Rock-Tenn Co., Class A	1,654	79

Rockwell Automation, Inc.	1,683	185

Rockwell Collins, Inc.	1,432	112

Roper Industries, Inc.	1,145	168

Ross Stores, Inc.	2,502	189

Royal Caribbean Cruises Ltd.	1,951	131

Safeway, Inc.	2,700	93

salesforce.com, Inc. *	6,937	399

Scripps Networks Interactive, Inc., Class A	900	70

Sealed Air Corp.	2,467	86

SEI Investments Co.	1,554	56

Sempra Energy	2,723	287

Sherwin-Williams (The) Co.	977	214

Sigma-Aldrich Corp.	1,382	188

Simon Property Group, Inc.	3,681	605

Southwest Airlines Co.	1,890	64

Southwestern Energy Co. *	4,044	141

Spectra Energy Corp.	8,058	316

Sprint Corp. *	8,633	55

Staples, Inc.	7,155	87

Starbucks Corp.	8,876	670

Starwood Hotels & Resorts Worldwide, Inc.	2,204	183

State Street Corp.	5,138	378

Superior Energy Services, Inc.	1,778	58

Symantec Corp.	8,360	197

Sysco Corp.	7,021	266

T Rowe Price Group, Inc.	3,052	239

TD Ameritrade Holding Corp.	3,313	111

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

Teradata Corp. *	1,900	$80

Tesla Motors, Inc. *	1,000	243

Tesoro Corp.	1,548	94

Texas Instruments, Inc.	12,731	607

Thermo Fisher Scientific, Inc.	4,700	572

Tiffany & Co.	1,467	141

Time Warner Cable, Inc.	3,302	474

Time Warner, Inc.	10,384	781

TJX (The) Cos., Inc.	8,276	490

Tractor Supply Co.	1,617	99

Travelers (The) Cos., Inc.	4,022	378

Trimble Navigation Ltd. *	3,137	96

TripAdvisor, Inc. *	1,436	131

UDR, Inc.	3,025	82

Ulta Salon Cosmetics & Fragrance, Inc. *	700	83

Under Armour, Inc., Class A *	1,937	134

Union Pacific Corp.	10,614	1,151

United Parcel Service, Inc., Class B	8,319	818

United Rentals, Inc. *	1,144	127

US Bancorp	21,375	894

Varian Medical Systems, Inc. *	1,200	96

Ventas, Inc.	3,447	214

Verizon Communications, Inc.	48,653	2,432

Vertex Pharmaceuticals, Inc. *	2,797	314

VF Corp.	4,133	273

Vornado Realty Trust	1,934	193

Waste Management, Inc.	5,093	242

Waters Corp. *	1,000	99

Weyerhaeuser Co.	6,170	197

Whirlpool Corp.	906	132

Whiting Petroleum Corp. *	1,342	104

Whole Foods Market, Inc.	4,313	164

Williams (The) Cos., Inc.	8,321	461

Wisconsin Energy Corp.	2,600	112

Workday, Inc., Class A *	1,099	91

WW Grainger, Inc.	717	180

Wyndham Worldwide Corp.	1,568	127

Xcel Energy, Inc.	6,153	187

Xerox Corp.	12,922	171

Xylem, Inc.	2,100	75

Yahoo!, Inc. *	11,316	461

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 53.3% – continued

Zoetis, Inc.	5,808	$215
		103,798
Total Common Stocks (4)
(Cost $142,414)		190,232

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Bayerische Motoren Werke A.G.	600	49

Henkel A.G. & Co. KGaA	2,145	214

Volkswagen A.G.	1,934	401
		664
Total Preferred Stocks (4)
(Cost $598)		664

RIGHTS – 0.0%

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A. *	67,730	7
Total Rights (4)
(Cost $7)		7

INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (5)(6)	4,692,410	4,692
Total Investment Companies
(Cost $4,692)		4,692

Total Investments – 100.5%
(Cost $147,711)		195,595

Liabilities less Other Assets – (0.5)%		(946)
NET ASSETS – 100.0%		$194,649

(1)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $16,000 or 0.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Aker Solutions ASA	08/31/10-02/29/12	$15

(2)	At March 31, 2014, the value of the Fund’s investment in Northern Trust Corp. was approximately $157,000. There were no purchases and sales during the six months ended September 30, 2014. The change in net unrealized appreciation during the six months ended September 30, 2014, was approximately $6,000.
(3)	Investment in affiliate.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,015,000 with net purchases of approximately $1,677,000 during the six months ended September 30, 2014.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Goldman Sachs	Swiss Franc	134	United States Dollar	140	12/17/14	$–*
Citibank	United States Dollar	125	British Pound	77	12/17/14	–*
Goldman Sachs	United States Dollar	108	Canadian Dollar	120	12/17/14	(1)
UBS	United States Dollar	237	Euro	183	12/17/14	(6)
Morgan Stanley	United States Dollar	133	Japanese Yen	14,293	12/17/14	(3)
Morgan Stanley	United States Dollar	160	Swiss Franc	149	12/17/14	(3)

Total						$(13)

*	Amount rounds to less than one thousand.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500 (United States Dollar)	23	$2,260	Long	12/14	$–*
Euro Stoxx 50 (Euro)	13	529	Long	12/14	2
FTSE 100 Index (British Pound)	3	321	Long	12/14	(6)
S&P/TSX 60 Index (Canadian Dollar)	1	154	Long	12/14	(6)
SPI 200 Index (Australian Dollar)	1	116	Long	12/14	(4)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Topix Index (Japanese Yen)	1	121	Long	12/14	3
Yen Denominated Nikkei 225 (Japanese Yen)	4	295	Long	12/14	4

Total					$(7)

*	Amount rounds to less than one thousand.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	9.0
Energy	6.9
Financials	22.0
Health Care	14.0
Industrials	10.9
Information Technology	12.6
Materials	5.4
Telecommunication Services	3.9
Utilities	3.4

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.7%
Euro	10.8
Japanese Yen	9.0
British Pound	8.0
Canadian Dollar	5.1
All other currencies less than 5%	11.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000s)		LEVEL 3 (000s)		TOTAL (000s)
Common Stocks
Canada	$9,738		$–		$–		$9,738
Hong Kong	176		1,057		–		1,233
Ireland	335		326		–		661
Netherlands	73		2,583		–		2,656
Norway	17		943		–		960
Portugal	–		220		–	*	220
Sweden	102		3,293		–		3,395
Switzerland	943		7,343		–		8,286
United Kingdom	977		16,120		–		17,097
United States	103,798		–		–		103,798
All Other Countries	–		42,188	(1)	–		42,188
Preferred Stocks	–		664	(1)	–		664
Rights	7	(1)			–		7
Investment Companies	4,692		–		–		4,692
Total Investments	$120,858		$74,737		$–		$195,595

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9		$–		$–		$9
Liabilities
Futures Contracts	(16)		–		–		(16)
Forward Foreign Currency Exchange Contracts	–		(13)		–		(13)
Total Other Financial Instruments		$(7)		$(13)	$–		$(20)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000s)	Reason
Common Stocks
Switzerland	$91	Valuations at last trade price

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Common Stock

Portugal	$–	$–	$–	$–	$–	$–	*	$–	$–	*		$(46)

(1)	The Transfers Into Level 3, noted above, are due to the Fund receiving valuations provided by the Asset Management PVC.
*	Amount rounds to less than one thousand.

The Fund valued the security included in the balance as of 9/30/14 above using prices provided by the Asset Management PVC.

	FAIR VALUE AT 9/30/14 (000s)		VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$–	*	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount

*	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement are the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%

Australia – 7.7%

AGL Energy Ltd.	244,712	$2,898

ALS Ltd.	146,197	670

Alumina Ltd. *	902,611	1,333

Amcor Ltd.	437,688	4,345

AMP Ltd.	1,117,224	5,322

APA Group	321,852	2,092

Asciano Ltd.	348,914	1,841

ASX Ltd.	70,946	2,222

Aurizon Holdings Ltd.	806,351	3,192

AusNet Services	590,082	703

Australia & New Zealand Banking Group Ltd.	1,015,728	27,445

Bank of Queensland Ltd.	131,677	1,335

Bendigo and Adelaide Bank Ltd.	152,102	1,582

BGP Holdings PLC (1)*	1,085,479	–

BHP Billiton Ltd.	1,186,796	34,920

BHP Billiton PLC	778,214	21,606

Boral Ltd.	305,145	1,321

Brambles Ltd.	588,018	4,887

Caltex Australia Ltd.	46,973	1,148

CFS Retail Property Trust Group	750,453	1,308

Coca-Cola Amatil Ltd.	200,479	1,538

Cochlear Ltd.	22,443	1,364

Commonwealth Bank of Australia	598,557	39,304

Computershare Ltd.	182,195	1,941

Crown Resorts Ltd.	140,336	1,688

CSL Ltd.	177,890	11,529

Dexus Property Group	1,949,833	1,896

Federation Centres	491,715	1,111

Flight Centre Travel Group Ltd.	19,406	724

Fortescue Metals Group Ltd.	551,300	1,669

Goodman Group	657,865	2,966

GPT Group (The)	600,945	2,032

Harvey Norman Holdings Ltd.	181,371	575

Iluka Resources Ltd.	166,187	1,139

Incitec Pivot Ltd.	569,950	1,346

Insurance Australia Group Ltd.	847,650	4,545

James Hardie Industries PLC – CDI	157,150	1,648

Leighton Holdings Ltd.	35,751	602

Lend Lease Group	205,181	2,578

Macquarie Group Ltd.	106,810	5,374

Metcash Ltd.	303,242	696

Mirvac Group	1,388,909	2,093

National Australia Bank Ltd.	865,925	24,566

Newcrest Mining Ltd. *	286,329	2,630

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Australia – 7.7% – continued

Orica Ltd.	139,614	$2,299

Origin Energy Ltd.	411,730	5,378

Qantas Airways Ltd. *	374,168	453

QBE Insurance Group Ltd.	496,811	5,060

Ramsay Health Care Ltd.	50,360	2,202

REA Group Ltd.	18,175	685

Santos Ltd.	375,558	4,480

Scentre Group *	2,004,862	5,741

Seek Ltd.	115,799	1,634

Sonic Healthcare Ltd.	143,380	2,198

Stockland	869,884	3,003

Suncorp Group Ltd.	479,987	5,884

Sydney Airport	386,261	1,440

Tabcorp Holdings Ltd.	313,616	990

Tatts Group Ltd.	547,732	1,511

Telstra Corp. Ltd.	1,599,489	7,400

Toll Holdings Ltd.	267,047	1,314

TPG Telecom Ltd. *	95,734	571

Transurban Group	658,297	4,441

Treasury Wine Estates Ltd.	223,853	830

Wesfarmers Ltd.	422,036	15,525

Westfield Corp. *	714,471	4,647

Westpac Banking Corp.	1,148,749	32,182

Woodside Petroleum Ltd.	274,645	9,738

Woolworths Ltd.	463,193	13,848

WorleyParsons Ltd.	72,277	966
		370,144

Austria – 0.2%

Andritz A.G.	31,767	1,694

Erste Group Bank A.G.	99,184	2,261

IMMOFINANZ A.G.	391,385	1,107

OMV A.G.	52,009	1,749

Raiffeisen Bank International A.G.	40,597	877

Vienna Insurance Group A.G. Wiener Versicherung Gruppe	13,656	615

Voestalpine A.G.	43,767	1,730
		10,033

Belgium – 1.2%

Ageas	84,328	2,800

Anheuser-Busch InBev N.V.	297,511	33,003

Belgacom S.A.	58,893	2,049

Colruyt S.A.	26,050	1,147

Delhaize Group S.A.	37,495	2,603

Groupe Bruxelles Lambert S.A.	29,415	2,690

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Belgium – 1.2% – continued

KBC Groep N.V. *	93,188	$4,919

Solvay S.A., Class A	22,332	3,424

Telenet Group Holding N.V. *	18,165	1,044

UCB S.A.	46,140	4,188

Umicore S.A.	38,624	1,686
		59,553

Denmark – 1.6%

AP Moeller – Maersk A/S, Class A	1,413	3,249

AP Moeller – Maersk A/S, Class B	2,674	6,336

Carlsberg A/S, Class B	39,707	3,522

Coloplast A/S, Class B	41,356	3,461

Danske Bank A/S	243,450	6,598

DSV A/S	63,735	1,790

Novo Nordisk A/S, Class B	742,185	35,364

Novozymes A/S, Class B	86,763	3,757

Pandora A/S	43,442	3,398

RTL Group S.A.	14,083	1,206

TDC A/S	314,821	2,384

Tryg A/S	7,333	760

Vestas Wind Systems A/S *	81,390	3,160

William Demant Holding A/S *	7,749	594
		75,579

Finland – 0.9%

Elisa OYJ	61,292	1,622

Fortum OYJ	164,194	3,991

Kone OYJ, Class B	113,191	4,542

Metso OYJ	40,539	1,440

Neste Oil OYJ	43,640	898

Nokia OYJ	1,389,694	11,819

Nokian Renkaat OYJ	39,797	1,196

Orion OYJ, Class B	34,628	1,351

Sampo OYJ, Class A	164,008	7,944

Stora Enso OYJ (Registered)	194,870	1,613

UPM-Kymmene OYJ	201,384	2,857

Wartsila OYJ Abp	54,022	2,417
		41,690

France – 9.7%

Accor S.A.	65,182	2,877

Aeroports de Paris	10,835	1,295

Air Liquide S.A.	126,964	15,436

Airbus Group N.V.	217,507	13,653

Alcatel-Lucent *	1,041,669	3,217

Alstom S.A. *	78,103	2,667

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

France – 9.7% – continued

ArcelorMittal	376,390	$5,166

Arkema S.A.	20,013	1,333

AtoS	28,453	2,061

AXA S.A.	667,906	16,449

BNP Paribas S.A.	391,695	25,902

Bollore S.A.	1,876	1,063

Bouygues S.A.	68,721	2,213

Bureau Veritas S.A.	84,329	1,859

Cap Gemini S.A.	53,515	3,833

Carrefour S.A.	232,712	7,170

Casino Guichard Perrachon S.A.	20,462	2,199

Christian Dior S.A.	20,622	3,448

Cie de St-Gobain	162,896	7,419

Cie Generale des Etablissements Michelin	68,263	6,419

CNP Assurances	61,313	1,154

Credit Agricole S.A.	370,948	5,574

Danone S.A.	215,262	14,371

Dassault Systemes S.A.	47,209	3,022

Edenred	73,679	1,816

Electricite de France S.A.	87,377	2,866

Essilor International S.A.	75,451	8,248

Eurazeo S.A.	13,262	954

Eutelsat Communications S.A.	54,197	1,748

Fonciere Des Regions	9,853	886

GDF Suez	533,680	13,348

Gecina S.A.	10,603	1,387

Groupe Eurotunnel S.A. (Registered)	177,925	2,168

ICADE	14,575	1,229

Iliad S.A.	9,424	1,978

Imerys S.A.	11,882	874

JCDecaux S.A.	23,061	728

Kering	27,859	5,607

Klepierre	40,632	1,777

Lafarge S.A.	68,913	4,947

Lagardere S.C.A.	43,360	1,157

Legrand S.A.	98,584	5,113

L’Oreal S.A.	92,583	14,663

LVMH Moet Hennessy Louis Vuitton S.A.	103,545	16,785

Natixis S.A.	355,535	2,445

Orange S.A.	689,616	10,331

Pernod Ricard S.A.	77,676	8,779

Peugeot S.A. *	151,535	1,937

Publicis Groupe S.A.	68,044	4,666

Remy Cointreau S.A.	8,495	612

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

France – 9.7% – continued

Renault S.A.	70,737	$5,106

Rexel S.A.	97,204	1,808

Safran S.A.	101,032	6,541

Sanofi	438,002	49,413

Schneider Electric S.E.	187,446	14,334

Schneider Electric S.E. (OTC Exchange)	4,873	373

SCOR S.E.	54,317	1,695

SES S.A.	112,761	3,898

Societe BIC S.A.	9,946	1,279

Societe Generale S.A.	266,504	13,546

Sodexo	34,018	3,320

Suez Environnement Co.	101,939	1,717

Technip S.A.	38,063	3,194

Thales S.A.	32,817	1,747

Total S.A.	789,820	51,044

Unibail-Rodamco S.E.	36,111	9,273

Valeo S.A.	28,452	3,156

Vallourec S.A.	38,821	1,781

Veolia Environnement S.A.	158,651	2,785

Vinci S.A.	180,057	10,425

Vivendi S.A. *	449,207	10,826

Wendel S.A.	11,519	1,302

Zodiac Aerospace	71,012	2,265
		467,677

Germany – 8.0%

adidas A.G.	76,847	5,748

Allianz S.E. (Registered)	168,142	27,240

Axel Springer S.E.	14,045	772

BASF S.E.	340,024	31,187

Bayer A.G. (Registered)	305,555	42,794

Bayerische Motoren Werke A.G.	122,507	13,153

Beiersdorf A.G.	36,275	3,030

Brenntag A.G.	55,731	2,736

Celesio A.G.	17,445	581

Commerzbank A.G. *	357,431	5,324

Continental A.G.	40,224	7,648

Daimler A.G. (Registered)	354,778	27,211

Deutsche Bank A.G. (Registered)	510,379	17,902

Deutsche Boerse A.G.	71,475	4,826

Deutsche Lufthansa A.G. (Registered)	81,296	1,284

Deutsche Post A.G. (Registered)	358,945	11,479

Deutsche Telekom A.G. (Registered)	1,152,183	17,404

Deutsche Wohnen A.G. (Bearer)	109,929	2,349

E.ON S.E.	739,109	13,530

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Germany – 8.0% – continued

Fraport A.G. Frankfurt Airport Services Worldwide	13,581	$893

Fresenius Medical Care A.G. & Co. KGaA	80,569	5,626

Fresenius S.E. & Co. KGaA	138,977	6,877

GEA Group A.G.	69,234	3,010

Hannover Rueck S.E.	21,845	1,765

HeidelbergCement A.G.	50,683	3,349

Henkel A.G. & Co. KGaA	44,055	4,118

Hochtief A.G.	10,273	706

Hugo Boss A.G.	11,136	1,391

Infineon Technologies A.G.	422,743	4,375

K+S A.G. (Registered)	61,586	1,750

Kabel Deutschland Holding A.G.	1,206	164

LANXESS A.G.	32,289	1,785

Linde A.G.	68,873	13,235

MAN S.E.	12,473	1,403

Merck KGaA	48,539	4,473

Metro A.G. *	58,571	1,929

Muenchener Rueckversicherungs A.G. (Registered)	64,461	12,759

OSRAM Licht A.G. *	32,073	1,193

ProSiebenSat.1 Media A.G. (Registered)	81,706	3,252

RWE A.G.	179,866	7,019

SAP S.E.	339,979	24,516

Siemens A.G. (Registered)	293,252	34,952

Sky Deutschland A.G. *	158,268	1,344

Telefonica Deutschland Holding A.G. *	191,494	1,001

ThyssenKrupp A.G. *	169,823	4,459

United Internet A.G. (Registered)	46,536	1,979

Volkswagen A.G.	10,648	2,209
		387,730

Hong Kong – 2.9%

AIA Group Ltd.	4,437,886	22,904

ASM Pacific Technology Ltd.	84,000	832

Bank of East Asia Ltd.	490,039	1,986

BOC Hong Kong Holdings Ltd.	1,358,608	4,335

Cathay Pacific Airways Ltd.	419,506	773

Cheung Kong Holdings Ltd.	515,729	8,464

Cheung Kong Infrastructure Holdings Ltd.	219,353	1,540

CLP Holdings Ltd.	714,014	5,726

First Pacific Co. Ltd.	829,539	863

Galaxy Entertainment Group Ltd.	870,148	5,032

Hang Lung Properties Ltd.	837,501	2,379

Hang Seng Bank Ltd.	277,079	4,451

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Hong Kong – 2.9% – continued

Henderson Land Development Co. Ltd.	389,188	$2,522

HKT Trust and HKT Ltd.	922,220	1,114

Hong Kong & China Gas Co. Ltd.	2,312,036	5,008

Hong Kong Exchanges and Clearing Ltd.	411,417	8,865

Hutchison Whampoa Ltd.	787,698	9,520

Hysan Development Co. Ltd.	236,501	1,094

Kerry Properties Ltd.	230,703	776

Li & Fung Ltd.	2,187,218	2,481

Link REIT (The)	861,271	4,964

MGM China Holdings Ltd.	331,716	955

MTR Corp. Ltd.	552,269	2,163

New World Development Co. Ltd.	1,940,543	2,262

Noble Group Ltd.	1,517,944	1,543

NWS Holdings Ltd.	516,097	917

PCCW Ltd.	1,414,926	890

Power Assets Holdings Ltd.	502,817	4,447

Sands China Ltd.	907,899	4,716

Shangri-La Asia Ltd.	592,574	877

Sino Land Co. Ltd.	1,146,228	1,774

SJM Holdings Ltd.	707,572	1,351

Sun Hung Kai Properties Ltd.	608,258	8,606

Swire Pacific Ltd., Class A	231,551	2,983

Swire Properties Ltd.	406,987	1,270

Techtronic Industries Co.	493,333	1,421

Wharf Holdings (The) Ltd.	558,766	3,974

Wheelock & Co. Ltd.	365,021	1,739

Wynn Macau Ltd.	550,546	1,753

Yangzijiang Shipbuilding Holdings Ltd.	922,566	852

Yue Yuen Industrial Holdings Ltd.	259,710	787
		140,909

Ireland – 0.3%

Bank of Ireland *	10,062,928	3,942

CRH PLC	268,858	6,110

CRH PLC (OTC Exchange)	1,049	24

Irish Bank Resolution Corp. Ltd. (1)*	99,788	–

Kerry Group PLC, Class A	58,597	4,132

Ryanair Holdings PLC *	3,150	30

Ryanair Holdings PLC ADR *	5,370	303
		14,541

Israel – 0.5%

Bank Hapoalim B.M.	404,307	2,279

Bank Leumi Le-Israel B.M. *	512,197	2,075

Bezeq The Israeli Telecommunication Corp. Ltd.	663,592	1,146

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Israel – 0.5% – continued

Delek Group Ltd.	1,608	$609

Israel (The) Corp. Ltd. *	920	516

Israel Chemicals Ltd.	153,857	1,107

Israel Chemicals Ltd. ADR	7,588	54

Mizrahi Tefahot Bank Ltd. *	47,002	562

NICE Systems Ltd.	20,239	824

Teva Pharmaceutical Industries Ltd.	312,168	16,790

Teva Pharmaceutical Industries Ltd. ADR	4,126	222
		26,184

Italy – 2.4%

Assicurazioni Generali S.p.A.	433,556	9,100

Atlantia S.p.A.	149,672	3,683

Banca Monte dei Paschi di Siena S.p.A. *	1,544,699	2,025

Banco Popolare S.C. *	144,323	2,096

Enel Green Power S.p.A.	637,869	1,632

Enel S.p.A.	2,438,978	12,868

Eni S.p.A.	936,350	22,229

Exor S.p.A.	34,600	1,337

Fiat S.p.A. *	318,440	3,071

Finmeccanica S.p.A. *	143,761	1,398

Intesa Sanpaolo S.p.A.	4,308,502	13,032

Intesa Sanpaolo S.p.A. (RSP)	320,868	858

Luxottica Group S.p.A.	62,475	3,246

Mediobanca S.p.A. *	212,820	1,815

Pirelli & C. S.p.A.	86,264	1,191

Prysmian S.p.A.	73,156	1,350

Saipem S.p.A. *	102,207	2,164

Snam S.p.A.	734,708	4,050

Telecom Italia S.p.A. *	3,848,482	4,397

Telecom Italia S.p.A. (RSP)	2,437,750	2,160

Tenaris S.A.	174,971	3,988

Terna Rete Elettrica Nazionale S.p.A.	573,297	2,873

UniCredit S.p.A.	1,636,136	12,813

Unione di Banche Italiane S.C.p.A.	309,356	2,578

UnipolSai S.p.A.	315,242	886
		116,840

Japan – 20.7%

ABC-Mart, Inc.	9,300	475

Acom Co. Ltd. *	141,300	471

Advantest Corp.	55,300	714

Aeon Co. Ltd.	236,700	2,361

AEON Financial Service Co. Ltd.	39,800	855

Aeon Mall Co. Ltd.	40,680	778

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 20.7% – continued

Air Water, Inc.	51,569	$768

Aisin Seiki Co. Ltd.	71,500	2,573

Ajinomoto Co., Inc.	215,000	3,581

Alfresa Holdings Corp.	60,800	877

Amada Co. Ltd.	125,000	1,195

ANA Holdings, Inc.	409,000	952

Aozora Bank Ltd.	424,000	1,432

Asahi Glass Co. Ltd.	387,000	2,100

Asahi Group Holdings Ltd.	141,600	4,099

Asahi Kasei Corp.	469,000	3,811

Asics Corp.	56,200	1,267

Astellas Pharma, Inc.	797,600	11,887

Bandai Namco Holdings, Inc.	63,900	1,637

Bank of Kyoto (The) Ltd.	118,971	989

Bank of Yokohama (The) Ltd.	439,000	2,417

Benesse Holdings, Inc.	22,800	749

Bridgestone Corp.	242,400	8,024

Brother Industries Ltd.	83,100	1,539

Calbee, Inc.	24,900	816

Canon, Inc.	420,300	13,669

Casio Computer Co. Ltd.	77,200	1,288

Central Japan Railway Co.	52,600	7,088

Chiba Bank (The) Ltd.	264,000	1,838

Chiyoda Corp.	54,746	605

Chubu Electric Power Co., Inc. *	231,700	2,661

Chugai Pharmaceutical Co. Ltd.	83,655	2,418

Chugoku Bank (The) Ltd.	59,000	867

Chugoku Electric Power (The) Co., Inc.	105,800	1,359

Citizen Holdings Co. Ltd.	90,700	595

Credit Saison Co. Ltd.	54,200	1,046

Dai Nippon Printing Co. Ltd.	216,000	2,167

Daicel Corp.	94,000	1,011

Daido Steel Co. Ltd.	95,000	379

Daihatsu Motor Co. Ltd.	69,700	1,103

Dai-ichi Life Insurance (The) Co. Ltd.	390,000	5,794

Daiichi Sankyo Co. Ltd.	234,000	3,674

Daikin Industries Ltd.	87,300	5,418

Daito Trust Construction Co. Ltd.	26,100	3,085

Daiwa House Industry Co. Ltd.	218,200	3,919

Daiwa Securities Group, Inc.	613,000	4,861

Dena Co. Ltd.	35,600	453

Denso Corp.	181,200	8,361

Dentsu, Inc.	80,318	3,061

Don Quijote Holdings Co. Ltd.	20,300	1,165

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 20.7% – continued

East Japan Railway Co.	124,512	$9,338

Eisai Co. Ltd.	93,000	3,763

Electric Power Development Co. Ltd.	40,900	1,334

FamilyMart Co. Ltd.	20,700	791

FANUC Corp.	70,800	12,785

Fast Retailing Co. Ltd.	19,400	6,501

Fuji Electric Co. Ltd.	198,000	960

Fuji Heavy Industries Ltd.	219,800	7,276

FUJIFILM Holdings Corp.	170,700	5,226

Fujitsu Ltd.	688,000	4,239

Fukuoka Financial Group, Inc.	278,000	1,327

Gree, Inc.	35,781	244

GungHo Online Entertainment, Inc.	139,100	664

Gunma Bank (The) Ltd.	130,000	750

Hachijuni Bank (The) Ltd.	144,395	868

Hakuhodo DY Holdings, Inc.	80,100	811

Hamamatsu Photonics K.K.	26,185	1,247

Hankyu Hanshin Holdings, Inc.	427,000	2,483

Hikari Tsushin, Inc.	5,800	413

Hino Motors Ltd.	89,900	1,259

Hirose Electric Co. Ltd.	10,600	1,310

Hiroshima Bank (The) Ltd.	172,000	844

Hisamitsu Pharmaceutical Co., Inc.	20,700	744

Hitachi Chemical Co. Ltd.	36,100	636

Hitachi Construction Machinery Co. Ltd.	36,900	744

Hitachi High-Technologies Corp.	21,800	627

Hitachi Ltd.	1,788,000	13,608

Hitachi Metals Ltd.	74,000	1,331

Hokuhoku Financial Group, Inc.	418,000	818

Hokuriku Electric Power Co.	57,300	753

Honda Motor Co. Ltd.	600,700	20,835

Hoya Corp.	161,600	5,431

Hulic Co. Ltd.	82,100	869

Ibiden Co. Ltd.	41,700	813

Idemitsu Kosan Co. Ltd.	29,900	635

IHI Corp.	514,000	2,665

Iida Group Holdings Co. Ltd.	55,664	682

Inpex Corp.	327,700	4,639

Isetan Mitsukoshi Holdings Ltd.	119,460	1,557

Isuzu Motors Ltd.	225,700	3,193

ITOCHU Corp.	549,500	6,720

Itochu Techno-Solutions Corp.	8,100	341

Iyo Bank (The) Ltd.	83,400	845

J Front Retailing Co. Ltd.	87,500	1,146

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 20.7% – continued

Japan Airlines Co. Ltd.	42,000	$1,149

Japan Display, Inc. *	124,500	603

Japan Exchange Group, Inc.	99,300	2,360

Japan Prime Realty Investment Corp.	274	987

Japan Real Estate Investment Corp.	453	2,330

Japan Retail Fund Investment Corp.	916	1,844

Japan Tobacco, Inc.	404,800	13,176

JFE Holdings, Inc.	181,200	3,619

JGC Corp.	75,000	2,049

Joyo Bank (The) Ltd.	247,000	1,214

JSR Corp.	62,900	1,098

JTEKT Corp.	73,500	1,231

JX Holdings, Inc.	827,097	3,814

Kajima Corp.	294,000	1,408

Kakaku.com, Inc.	51,800	736

Kamigumi Co. Ltd.	80,000	759

Kaneka Corp.	94,000	526

Kansai Electric Power (The) Co., Inc. *	268,200	2,541

Kansai Paint Co. Ltd.	84,000	1,255

Kao Corp.	192,800	7,520

Kawasaki Heavy Industries Ltd.	542,000	2,167

KDDI Corp.	215,300	12,955

Keikyu Corp.	172,000	1,437

Keio Corp.	202,000	1,495

Keisei Electric Railway Co. Ltd.	96,000	962

Keyence Corp.	16,639	7,238

Kikkoman Corp.	51,000	1,085

Kintetsu Corp.	643,000	2,164

Kirin Holdings Co. Ltd.	301,500	4,007

Kobe Steel Ltd.	1,164,000	1,891

Koito Manufacturing Co. Ltd.	33,114	900

Komatsu Ltd.	349,000	8,078

Konami Corp.	34,700	724

Konica Minolta, Inc.	170,700	1,849

Kubota Corp.	420,000	6,620

Kuraray Co. Ltd.	120,900	1,419

Kurita Water Industries Ltd.	35,700	796

Kyocera Corp.	120,100	5,603

Kyowa Hakko Kirin Co. Ltd.	83,000	1,019

Kyushu Electric Power Co., Inc. *	151,500	1,634

Lawson, Inc.	23,500	1,645

LIXIL Group Corp.	101,200	2,164

M3, Inc.	67,000	1,076

Mabuchi Motor Co. Ltd.	8,600	751

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 20.7% – continued

Makita Corp.	44,600	$2,524

Marubeni Corp.	605,900	4,151

Marui Group Co. Ltd.	81,700	673

Maruichi Steel Tube Ltd.	17,300	425

Mazda Motor Corp.	200,000	5,020

McDonald’s Holdings Co. Japan Ltd.	22,900	566

Medipal Holdings Corp.	47,000	572

MEIJI Holdings Co. Ltd.	22,063	1,748

Miraca Holdings, Inc.	20,841	862

Mitsubishi Chemical Holdings Corp.	519,700	2,559

Mitsubishi Corp.	521,200	10,682

Mitsubishi Electric Corp.	719,000	9,586

Mitsubishi Estate Co. Ltd.	463,000	10,431

Mitsubishi Gas Chemical Co., Inc.	136,000	867

Mitsubishi Heavy Industries Ltd.	1,110,000	7,148

Mitsubishi Logistics Corp.	55,000	790

Mitsubishi Materials Corp.	399,000	1,296

Mitsubishi Motors Corp.	254,000	3,085

Mitsubishi Tanabe Pharma Corp.	87,900	1,290

Mitsubishi UFJ Financial Group, Inc.	4,691,695	26,558

Mitsubishi UFJ Lease & Finance Co. Ltd.	169,600	887

Mitsui & Co. Ltd.	633,200	9,992

Mitsui Chemicals, Inc. *	297,000	827

Mitsui Fudosan Co. Ltd.	344,000	10,549

Mitsui OSK Lines Ltd.	389,000	1,242

Mizuho Financial Group, Inc.	8,539,389	15,262

MS&AD Insurance Group Holdings, Inc.	188,243	4,112

Murata Manufacturing Co. Ltd.	74,297	8,455

Nabtesco Corp.	39,799	955

Nagoya Railroad Co. Ltd.	299,000	1,200

NEC Corp.	1,003,000	3,470

Nexon Co. Ltd.	45,700	377

NGK Insulators Ltd.	102,000	2,435

NGK Spark Plug Co. Ltd.	64,000	1,887

NH Foods Ltd.	73,000	1,552

NHK Spring Co. Ltd.	54,500	535

Nidec Corp.	80,500	5,450

Nikon Corp.	137,100	1,983

Nintendo Co. Ltd.	39,300	4,277

Nippon Building Fund, Inc.	523	2,755

Nippon Electric Glass Co. Ltd.	137,500	670

Nippon Express Co. Ltd.	304,000	1,275

Nippon Paint Co. Ltd.	71,000	1,600

Nippon Prologis REIT, Inc.	553	1,284

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 20.7% – continued

Nippon Steel & Sumitomo Metal Corp.	2,841,615	$7,382

Nippon Telegraph & Telephone Corp.	138,878	8,643

Nippon Yusen K.K.	624,000	1,647

Nissan Motor Co. Ltd.	923,800	9,013

Nisshin Seifun Group, Inc.	79,805	787

Nissin Foods Holdings Co. Ltd.	21,700	1,127

Nitori Holdings Co. Ltd.	24,600	1,524

Nitto Denko Corp.	56,400	3,096

NOK Corp.	43,500	999

Nomura Holdings, Inc.	1,353,500	8,032

Nomura Real Estate Holdings, Inc.	42,500	731

Nomura Research Institute Ltd.	40,700	1,318

NSK Ltd.	185,000	2,637

NTT Data Corp.	44,600	1,600

NTT DOCOMO, Inc.	565,000	9,436

NTT Urban Development Corp.	40,900	431

Obayashi Corp.	261,000	1,789

Odakyu Electric Railway Co. Ltd.	235,000	2,150

Oji Holdings Corp.	286,000	1,083

Olympus Corp. *	92,800	3,335

Omron Corp.	79,100	3,597

Ono Pharmaceutical Co. Ltd.	31,200	2,775

Oracle Corp. Japan	13,200	515

Oriental Land Co. Ltd.	18,500	3,501

ORIX Corp.	492,700	6,804

Osaka Gas Co. Ltd.	730,000	2,927

Otsuka Corp.	16,800	668

Otsuka Holdings Co. Ltd.	143,615	4,953

Panasonic Corp.	817,700	9,735

Park24 Co. Ltd.	37,600	600

Rakuten, Inc.	294,700	3,403

Resona Holdings, Inc.	824,910	4,656

Ricoh Co. Ltd.	270,000	2,903

Rinnai Corp.	14,400	1,193

Rohm Co. Ltd.	36,400	2,293

Sankyo Co. Ltd.	16,800	602

Sanrio Co. Ltd.	16,597	480

Santen Pharmaceutical Co. Ltd.	26,800	1,501

SBI Holdings, Inc.	74,560	836

Secom Co. Ltd.	77,500	4,621

Sega Sammy Holdings, Inc.	68,500	1,103

Seibu Holdings, Inc.	42,300	843

Seiko Epson Corp.	48,900	2,352

Sekisui Chemical Co. Ltd.	162,000	1,862

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 20.7% – continued

Sekisui House Ltd.	206,500	$2,439

Seven & I Holdings Co. Ltd.	278,800	10,824

Seven Bank Ltd.	249,300	1,017

Sharp Corp. *	534,000	1,521

Shikoku Electric Power Co., Inc. *	79,600	1,018

Shimadzu Corp.	83,000	719

Shimamura Co. Ltd.	7,600	699

Shimano, Inc.	29,500	3,590

Shimizu Corp.	217,000	1,713

Shin-Etsu Chemical Co. Ltd.	152,100	9,950

Shinsei Bank Ltd.	598,000	1,283

Shionogi & Co. Ltd.	111,700	2,565

Shiseido Co. Ltd.	141,900	2,344

Shizuoka Bank (The) Ltd.	203,000	2,092

Showa Shell Sekiyu K.K.	79,800	759

SMC Corp.	20,400	5,634

SoftBank Corp.	355,000	24,920

Sompo Japan Nipponkoa Holdings, Inc.	125,745	3,055

Sony Corp.	380,900	6,864

Sony Financial Holdings, Inc.	71,500	1,158

Stanley Electric Co. Ltd.	52,400	1,134

Sumitomo Chemical Co. Ltd.	569,000	2,030

Sumitomo Corp.	412,800	4,559

Sumitomo Dainippon Pharma Co. Ltd.	53,900	687

Sumitomo Electric Industries Ltd.	277,100	4,099

Sumitomo Heavy Industries Ltd.	196,000	1,104

Sumitomo Metal Mining Co. Ltd.	188,000	2,650

Sumitomo Mitsui Financial Group, Inc.	470,742	19,210

Sumitomo Mitsui Trust Holdings, Inc.	1,236,190	5,151

Sumitomo Realty & Development Co. Ltd.	131,000	4,667

Sumitomo Rubber Industries Ltd.	71,100	1,010

Suntory Beverage & Food Ltd.	49,500	1,757

Suruga Bank Ltd.	72,000	1,436

Suzuken Co. Ltd.	24,397	703

Suzuki Motor Corp.	135,200	4,486

Sysmex Corp.	57,898	2,328

T&D Holdings, Inc.	206,800	2,659

Taiheiyo Cement Corp.	458,000	1,721

Taisei Corp.	390,000	2,203

Taisho Pharmaceutical Holdings Co. Ltd.	10,900	747

Taiyo Nippon Sanso Corp.	82,000	723

Takashimaya Co. Ltd.	109,000	912

Takeda Pharmaceutical Co. Ltd.	290,500	12,636

TDK Corp.	47,100	2,632

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 20.7% – continued

Teijin Ltd.	389,000	$940

Terumo Corp.	113,700	2,728

THK Co. Ltd.	40,300	1,004

Tobu Railway Co. Ltd.	383,000	1,929

Toho Co. Ltd.	46,500	1,052

Toho Gas Co. Ltd.	154,000	869

Tohoku Electric Power Co., Inc.	181,500	2,064

Tokio Marine Holdings, Inc.	252,800	7,850

Tokyo Electric Power Co., Inc. *	512,000	1,794

Tokyo Electron Ltd.	63,100	4,101

Tokyo Gas Co. Ltd.	891,000	5,012

Tokyo Tatemono Co. Ltd.	145,000	1,174

Tokyu Corp.	429,000	2,814

Tokyu Fudosan Holdings Corp.	176,400	1,211

TonenGeneral Sekiyu K.K.	98,000	857

Toppan Printing Co. Ltd.	199,000	1,431

Toray Industries, Inc.	542,000	3,585

Toshiba Corp.	1,476,000	6,845

TOTO Ltd.	101,000	1,112

Toyo Seikan Group Holdings Ltd.	59,300	736

Toyo Suisan Kaisha Ltd.	36,000	1,195

Toyoda Gosei Co. Ltd.	22,400	437

Toyota Industries Corp.	61,400	2,970

Toyota Motor Corp.	1,017,700	59,807

Toyota Tsusho Corp.	80,600	1,966

Trend Micro, Inc.	38,700	1,310

Unicharm Corp.	144,300	3,284

United Urban Investment Corp.	873	1,340

USS Co. Ltd.	80,500	1,236

West Japan Railway Co.	61,100	2,730

Yahoo Japan Corp.	506,800	1,929

Yakult Honsha Co. Ltd.	31,700	1,666

Yamada Denki Co. Ltd.	298,790	872

Yamaguchi Financial Group, Inc.	72,000	681

Yamaha Corp.	57,700	755

Yamaha Motor Co. Ltd.	93,400	1,829

Yamato Holdings Co. Ltd.	136,100	2,535

Yamato Kogyo Co. Ltd.	13,400	448

Yamazaki Baking Co. Ltd.	50,905	657

Yaskawa Electric Corp.	91,000	1,234

Yokogawa Electric Corp.	76,200	1,005

Yokohama Rubber (The) Co. Ltd.	90,000	780
		998,744

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Netherlands – 2.2%

Aegon N.V.	677,817	$5,580

Akzo Nobel N.V.	89,338	6,086

Altice S.A. *	31,022	1,641

ASML Holding N.V.	132,300	13,131

CNH Industrial N.V.	358,755	2,853

Corio N.V.	27,202	1,332

Delta Lloyd N.V.	78,794	1,892

FugroN.V. – CVA	25,985	786

Gemalto N.V.	26,706	2,447

Gemalto N.V. (Paris Exchange)	2,196	202

Heineken Holding N.V.	37,842	2,499

Heineken N.V.	85,761	6,405

ING Groep N.V. – CVA *	1,422,774	20,237

Koninklijke Ahold N.V.	352,814	5,705

Koninklijke Boskalis Westminster N.V.	33,395	1,868

Koninklijke DSM N.V.	62,490	3,850

Koninklijke KPN N.V. *	1,210,179	3,863

Koninklijke Philips N.V.	357,739	11,389

Koninklijke Vopak N.V.	24,594	1,324

OCI N.V. *	29,484	909

QIAGEN N.V. *	84,678	1,927

Randstad Holding N.V.	47,346	2,199

TNT Express N.V.	154,676	973

Wolters Kluwer N.V.	108,711	2,896

Ziggo N.V.	54,869	2,562
		104,556

New Zealand – 0.1%

Auckland International Airport Ltd.	328,981	988

Contact Energy Ltd.	129,036	602

Fletcher Building Ltd.	253,430	1,731

Ryman Healthcare Ltd.	138,780	846

Spark New Zealand Ltd.	708,109	1,642

Xero Ltd. *	22,017	372
		6,181

Norway – 0.8%

Aker Solutions ASA (2)(3)*	63,145	629

DNB ASA	363,023	6,789

Gjensidige Forsikring ASA	70,289	1,486

Norsk Hydro ASA	490,454	2,733

Orkla ASA	297,783	2,695

Seadrill Ltd.	138,385	3,694

Statoil ASA	416,036	11,319

Telenor ASA	277,788	6,096

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Norway – 0.8% – continued

Yara International ASA	68,318	$3,425
		38,866

Portugal – 0.2%

Banco Comercial Portugues S.A. (Registered) *	12,398,065	1,599

Banco Espirito Santo S.A. (Registered) *	882,815	11

EDP – Energias de Portugal S.A.	840,293	3,656

Galp Energia SGPS S.A.	146,237	2,372

Jeronimo Martins SGPS S.A.	90,037	988
		8,626

Singapore – 1.4%

Ascendas Real Estate Investment Trust	725,879	1,280

CapitaCommercial Trust	723,000	904

CapitaLand Ltd.	968,750	2,427

CapitaMall Trust	865,800	1,296

City Developments Ltd.	148,000	1,114

ComfortDelGro Corp. Ltd.	840,000	1,578

DBS Group Holdings Ltd.	641,626	9,251

Genting Singapore PLC	2,318,380	2,069

Global Logistic Properties Ltd.	1,091,939	2,317

Golden Agri-Resources Ltd.	2,516,892	1,015

Hutchison Port Holdings Trust, Class U	2,009,000	1,402

Jardine Cycle & Carriage Ltd.	42,446	1,428

Keppel Corp. Ltd.	558,550	4,592

Keppel Land Ltd.	258,473	708

Olam International Ltd.	166,000	306

Oversea-Chinese Banking Corp. Ltd.	1,060,268	8,085

Sembcorp Industries Ltd.	350,644	1,424

Sembcorp Marine Ltd.	300,800	880

Singapore Airlines Ltd.	196,734	1,516

Singapore Exchange Ltd.	287,000	1,623

Singapore Press Holdings Ltd.	569,295	1,874

Singapore Technologies Engineering Ltd.	552,000	1,577

Singapore Telecommunications Ltd.	2,948,925	8,764

StarHub Ltd.	223,000	719

United Overseas Bank Ltd.	474,035	8,306

UOL Group Ltd.	165,907	858

Wilmar International Ltd.	747,000	1,807
		69,120

South Africa – 0.0%

Investec PLC	198,347	1,664

Spain – 3.5%

Abertis Infraestructuras S.A.	152,538	3,002

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Spain – 3.5% – continued

ACS Actividades de Construccion y Servicios S.A.	64,512	$2,462

Amadeus IT Holding S.A., Class A	141,749	5,280

Banco Bilbao Vizcaya Argentaria S.A.	2,166,367	25,948

Banco de Sabadell S.A.	1,230,739	3,612

Banco Popular Espanol S.A.	677,936	4,125

Banco Santander S.A.	4,440,825	42,484

Bankia S.A. *	1,639,477	3,037

CaixaBank S.A.	693,378	4,187

Distribuidora Internacional de Alimentacion S.A.	216,777	1,546

Enagas S.A.	77,035	2,479

Ferrovial S.A.	148,662	2,872

Gas Natural SDG S.A.	126,454	3,713

Grifols S.A.	48,954	1,991

Grifols S.A., Class B	4,066	144

Iberdrola S.A.	1,887,475	13,484

Inditex S.A.	405,260	11,164

Mapfre S.A.	339,532	1,199

Red Electrica Corp. S.A.	40,420	3,488

Repsol S.A.	376,543	8,911

Telefonica S.A.	1,509,733	23,328

Zardoya Otis S.A.	71,365	883
		169,339

Sweden – 3.0%

Alfa Laval AB	113,870	2,430

Assa Abloy AB, Class B	122,751	6,295

Atlas Copco AB, Class A	245,871	7,028

Atlas Copco AB, Class B	148,190	3,833

Boliden AB	99,965	1,616

Electrolux AB, Series B	91,950	2,417

Elekta AB, Class B	130,854	1,287

Getinge AB, Class B	70,940	1,785

Hennes & Mauritz AB, Class B	350,881	14,559

Hexagon AB, Class B	98,072	3,100

Husqvarna AB, Class B	143,255	1,009

Industrivarden AB, Class C	56,363	981

Investment AB Kinnevik, Class B	89,311	3,225

Investor AB, Class B	167,431	5,890

Lundin Petroleum AB *	79,946	1,347

Millicom International Cellular S.A. SDR	25,127	2,012

Nordea Bank AB	1,122,294	14,540

Sandvik AB	394,960	4,430

Securitas AB, Class B	112,770	1,252

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Sweden – 3.0% – continued

Skandinaviska Enskilda Banken AB, Class A	570,480	$7,578

Skanska AB, Class B	137,392	2,830

SKF AB, Class B	152,116	3,176

Svenska Cellulosa AB S.C.A., Class B	216,847	5,157

Svenska Handelsbanken AB, Class A	182,773	8,555

Swedbank AB, Class A	331,828	8,313

Swedish Match AB	73,189	2,363

Tele2 AB, Class B	113,396	1,367

Telefonaktiebolaget LM Ericsson, Class B	1,121,067	14,150

TeliaSonera AB	900,291	6,213

Volvo AB, Class B	563,074	6,079
		144,817

Switzerland – 9.7%

ABB Ltd. (Registered) *	810,315	18,130

Actelion Ltd. (Registered) *	37,652	4,414

Adecco S.A. (Registered) *	61,531	4,152

Aryzta A.G. *	28,268	2,438

Aryzta A.G. (Aquis Exchange) *	4,637	401

Baloise Holding A.G. (Registered)	18,246	2,329

Barry Callebaut A.G. (Registered) *	754	836

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	354	1,765

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	39	2,312

Cie Financiere Richemont S.A. (Registered)	192,979	15,814

Coca-Cola HBC A.G. – CDI *	72,464	1,563

Credit Suisse Group A.G. (Registered) *	560,354	15,448

EMS-Chemie Holding A.G. (Registered)	2,833	1,173

Geberit A.G. (Registered)	14,040	4,523

Givaudan S.A. (Registered) *	3,452	5,501

Glencore PLC *	3,910,821	21,639

Holcim Ltd. (Registered) *	84,565	6,136

Julius Baer Group Ltd. *	83,696	3,734

Kuehne + Nagel International A.G. (Registered)	20,631	2,603

Lonza Group A.G. (Registered) *	20,126	2,428

Nestle S.A. (Registered)	1,190,052	87,290

Novartis A.G. (Registered)	848,996	79,957

Pargesa Holding S.A. (Bearer)	10,972	871

Partners Group Holding A.G.	6,042	1,591

Roche Holding A.G. (Genusschein)	259,290	76,776

Schindler Holding A.G. (Registered)	7,901	1,053

Schindler Holding A.G. (Participation Certificate)	16,810	2,275

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Switzerland – 9.7% – continued

SGS S.A. (Registered)	2,053	$4,240

Sika A.G. (Bearer)	803	2,773

Sonova Holding A.G. (Registered)	20,137	3,214

STMicroelectronics N.V.	231,508	1,781

Sulzer A.G. (Registered)	8,701	1,070

Swatch Group (The) A.G. (Bearer)	11,324	5,365

Swatch Group (The) A.G. (Registered)	20,161	1,765

Swiss Life Holding A.G. (Registered) *	12,132	2,887

Swiss Prime Site A.G. (Registered) *	20,290	1,507

Swiss Re A.G. *	128,617	10,243

Swisscom A.G. (Registered)	8,756	4,974

Syngenta A.G. (Registered)	34,553	10,967

Transocean Ltd.	133,467	4,289

UBS A.G. (Registered) *	1,346,022	23,354

Wolseley PLC	99,246	5,214

Zurich Insurance Group A.G. *	55,081	16,379
		467,174

United Kingdom – 20.6%

3i Group PLC	373,393	2,310

Aberdeen Asset Management PLC	330,456	2,134

Admiral Group PLC	70,004	1,451

Aggreko PLC	92,309	2,308

AMEC PLC	105,430	1,877

Anglo American PLC	517,076	11,515

Antofagasta PLC	142,151	1,658

ARM Holdings PLC	515,575	7,512

ASOS PLC *	18,858	688

Associated British Foods PLC	130,533	5,655

AstraZeneca PLC	466,258	33,405

Aviva PLC	1,098,108	9,263

Babcock International Group PLC	180,077	3,172

BAE Systems PLC	1,178,273	9,004

Barclays PLC	6,058,630	22,319

BG Group PLC	1,263,498	23,242

BP PLC	6,804,642	49,862

British American Tobacco PLC	691,436	38,865

British Land (The) Co. PLC	354,104	4,020

British Sky Broadcasting Group PLC	378,316	5,380

BT Group PLC	2,915,892	17,861

Bunzl PLC	126,270	3,281

Burberry Group PLC	166,998	4,074

Capita PLC	244,691	4,600

Carnival Corp.	2,945	118

Centrica PLC	1,867,289	9,286

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United Kingdom – 20.6% – continued

Cobham PLC	411,686	$1,932

Compass Group PLC	626,093	10,112

Croda International PLC	48,301	1,602

Diageo PLC	928,134	26,836

Direct Line Insurance Group PLC	540,548	2,577

Dixons Carphone PLC	350,400	2,078

easyJet PLC	55,753	1,278

Experian PLC	365,702	5,809

Fresnillo PLC	80,337	986

Friends Life Group Ltd.	507,917	2,528

G4S PLC	594,752	2,412

GKN PLC	589,293	3,026

GlaxoSmithKline PLC	1,793,668	41,054

Hammerson PLC	256,565	2,385

Hargreaves Lansdown PLC	85,003	1,294

HSBC Holdings PLC	7,042,006	71,669

ICAP PLC	193,063	1,207

IMI PLC	98,584	1,957

Imperial Tobacco Group PLC	353,658	15,213

Inmarsat PLC	153,811	1,742

InterContinental Hotels Group PLC	90,067	3,473

International Consolidated Airlines Group S.A. *	391,473	2,312

Intertek Group PLC	62,649	2,653

Intu Properties PLC	339,752	1,777

ITV PLC	1,427,900	4,802

J Sainsbury PLC	446,156	1,816

Johnson Matthey PLC	77,600	3,651

Kingfisher PLC	890,332	4,666

Land Securities Group PLC	291,768	4,897

Legal & General Group PLC	2,200,448	8,164

Lloyds Banking Group PLC *	21,020,781	26,047

London Stock Exchange Group PLC	88,448	2,674

Marks & Spencer Group PLC	602,799	3,937

Meggitt PLC	287,405	2,101

Melrose Industries PLC	388,380	1,550

National Grid PLC	1,375,468	19,722

Next PLC	57,001	6,102

Old Mutual PLC	1,822,140	5,342

Pearson PLC	308,221	6,191

Persimmon PLC *	110,004	2,364

Petrofac Ltd.	93,636	1,565

Prudential PLC	945,679	21,004

Randgold Resources Ltd.	31,638	2,148

Reckitt Benckiser Group PLC	239,471	20,727

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United Kingdom – 20.6% – continued

Reed Elsevier N.V.	257,439	$5,833

Reed Elsevier PLC	214,853	3,433

Reed Elsevier PLC	213,182	3,403

Rexam PLC	254,107	2,025

Rio Tinto Ltd.	159,623	8,296

Rio Tinto PLC	471,595	23,154

Rolls-Royce Holdings PLC *	697,886	10,818

Royal Bank of Scotland Group PLC *	918,074	5,472

Royal Dutch Shell PLC, Class A	1,450,489	55,325

Royal Dutch Shell PLC, Class A (LSE European Quoting Service)	275	11

Royal Dutch Shell PLC, Class B	899,951	35,501

Royal Mail PLC	233,152	1,482

RSA Insurance Group PLC *	382,416	2,995

SABMiller PLC	355,004	19,727

Sage Group (The) PLC	418,943	2,477

Schroders PLC	43,638	1,683

Segro PLC	262,644	1,540

Severn Trent PLC	86,064	2,608

Shire PLC	217,435	18,793

Smith & Nephew PLC	334,508	5,619

Smiths Group PLC	153,170	3,137

Sports Direct International PLC *	93,513	933

SSE PLC	361,110	9,016

Standard Chartered PLC	912,545	16,811

Standard Life PLC	880,119	5,879

Subsea 7 S.A.	99,680	1,422

Tate & Lyle PLC	167,008	1,593

Tesco PLC	3,005,292	8,990

Travis Perkins PLC	94,492	2,536

TUITravelPLC	177,700	1,116

Tullow Oil PLC	345,280	3,595

Unilever N.V. – CVA	599,447	23,828

Unilever PLC	472,713	19,732

United Utilities Group PLC	259,497	3,383

Vodafone Group PLC	9,771,924	32,211

Weir Group (The) PLC	81,243	3,283

Whitbread PLC	68,039	4,580

William Hill PLC	311,229	1,858

WM Morrison Supermarkets PLC	758,865	2,070

WPP PLC	493,908	9,879
		998,289

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United States – 0.1%

Carnival PLC	67,472	$2,682
Total Common Stocks (4)
(Cost $4,154,258)		4,720,938

PREFERRED STOCKS – 0.5%

Germany – 0.5%

Bayerische Motoren Werke A.G.	19,642	1,597

Fuchs Petrolub S.E.	25,469	967

Henkel A.G. & Co. KGaA	65,496	6,541

Porsche Automobil Holding S.E.	57,398	4,595

Volkswagen A.G.	60,120	12,481
		26,181
Total Preferred Stocks (4)
(Cost $22,239)		26,181

RIGHTS – 0.0%

Austria – 0.0%

Immoeast A.G. (1)*	63,165	–

Immoeast A.G. (1)*	62,543	–
		–

Italy – 0.0%

Fiat S.p.A. *	318,440	–

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A. *	2,166,367	216

Banco Popular Espanol S.A. *	677,936	10
		226
Total Rights (4)
(Cost $230)		226

INVESTMENT COMPANIES – 0.9%

iShares MSCI EAFE ETF	142,445	9,133

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (5)(6)	32,178,909	32,179
Total Investment Companies
(Cost $41,215)		41,312

Total Investments – 99.1%
(Cost $4,217,942)		4,788,657

Other Assets less Liabilities – 0.9%		45,413
NET ASSETS – 100.0%		$4,834,070

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $629,000 or 0.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Aker Solutions Holding ASA	5/10/10-8/27/14	$685

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $39,661,000 with net sales of approximately $7,482,000 during the six months ended September 30, 2014.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Morgan Stanley	Australian Dollar	143	United States Dollar	128	12/17/14	$4
Citibank	United States Dollar	1,517	British Pound	935	12/17/14	(2)
Goldman Sachs	United States Dollar	1,047	Danish Krone	6,016	12/17/14	(26)
UBS	United States Dollar	11,198	Euro	8,644	12/17/14	(274)
Morgan Stanley	United States Dollar	2,299	Japanese Yen	246,551	12/17/14	(49)
Morgan Stanley	United States Dollar	700	Swiss Franc	668	12/17/14	–*
Morgan Stanley	United States Dollar	550	Swiss Franc	523	12/17/14	(2)
Morgan Stanley	United States Dollar	1,300	Swiss Franc	1,215	12/17/14	(26)
Morgan Stanley	United States Dollar	1,371	Swiss Franc	1,280	12/17/14	(29)

Total						$(404)

*	Amount rounds to less than one thousand.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Euro Stoxx 50 (Euro)	752	$30,612	Long	12/14	$90

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
FTSE 100 Index (British Pound)	188	$20,132	Long	12/14	$(423)
Hang Seng Index (Hong Kong Dollar)	11	1,616	Long	10/14	(70)
SPI 200 Index (Australian Dollar)	61	7,054	Long	12/14	(228)
Topix Index (Japanese Yen)	87	10,522	Long	12/14	247
Yen Denominated Nikkei 225 (Japanese Yen)	91	6,721	Long	12/14	155

Total					$(229)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.6%
Consumer Staples	10.9
Energy	6.8
Financials	25.8
Health Care	11.2
Industrials	12.5
Information Technology	4.7
Materials	7.7
Telecommunication Services	4.9
Utilities	3.9

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.4%
British Pound	21.2
Japanese Yen	21.0
Swiss Franc	9.2
Australian Dollar	7.5
All other currencies less than 5%	10.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities.

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Ireland	$303	$14,238		–	$14,541
Israel	276	25,908		–	26,184
Netherlands	202	104,354		–	104,556
Norway	629	38,237		–	38,866
Portugal	–	8,615		11	8,626
Switzerland	3,945	463,229		–	467,174
United Kingdom	118	998,171		–	998,289
All Other Countries	–	3,062,702	(1)	–	3,062,702
Preferred Stocks	–	26,181		–	26,181
Rights	226	–		–	226
Investment Companies	41,312	–		–	41,312
Total Investments	$47,011	$4,741,635		$11	$4,788,657

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$492		$–		$–	$492
Forward Foreign Currency Exchange Contracts	–		4			4
Liabilities
Futures Contracts	(721)		–		–	(721)
Forward Foreign Currency Exchange Contracts	–		(408)		–	(408)
Total Other Financial Instruments		$(229)		$(404)	$–	$(633)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000s)	Reason
Common Stocks
Netherlands	$2,447	Valuations at last trade with foreign fair value adjustments

At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000s)	Reason
Common Stocks
Netherlands	$202	Valuations at last trade price
Switzerland	3,945	Valuations at last trade price
Total	$4,147

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Common Stock

Portugal	$–	$–	$–	$–	$–	$11	$–	$11	$(1,377)

(1)	The Transfers Into Level 3, noted above, are due to the Fund receiving valuations provided by the Asset Management PVC.

The Fund valued the security included in the balance as of 9/30/14 above using prices provided by the Asset Management PVC.

	FAIR VALUE AT 9/30/14 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$11	Market Comparable Companies	Price to Earnings Multiple / Liquidity Discount

The significant unobservable inputs used in the fair value measurement are the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2%

Aerospace & Defense – 2.2%

Alliant Techsystems, Inc.	27,496	$3,510

B/E Aerospace, Inc. *	90,202	7,572

Esterline Technologies Corp. *	27,236	3,030

Exelis, Inc.	161,333	2,668

Huntington Ingalls Industries, Inc.	41,784	4,354

Oshkosh Corp.	72,314	3,193

Triumph Group, Inc.	44,364	2,886

Woodward, Inc.	50,051	2,383
		29,596

Apparel & Textile Products – 1.4%

Carter’s, Inc.	45,703	3,543

Deckers Outdoor Corp. *	29,524	2,869

Hanesbrands, Inc.	85,335	9,168

Kate Spade & Co. *	109,483	2,872
		18,452

Asset Management – 1.2%

Eaton Vance Corp.	101,559	3,832

Federated Investors, Inc., Class B	81,836	2,403

Janus Capital Group, Inc.	127,653	1,856

SEI Investments Co.	112,130	4,054

Waddell & Reed Financial, Inc., Class A	72,547	3,750
		15,895

Automotive – 0.3%

Gentex Corp.	125,990	3,373

Banking – 5.3%

Associated Banc-Corp.	132,640	2,311

Astoria Financial Corp.	76,454	947

BancorpSouth, Inc.	72,374	1,458

Bank of Hawaii Corp.	37,778	2,146

Cathay General Bancorp	62,629	1,555

City National Corp.	41,405	3,133

Commerce Bancshares, Inc.	67,708	3,023

Cullen/Frost Bankers, Inc.	47,121	3,605

East West Bancorp, Inc.	123,712	4,206

First Horizon National Corp.	205,115	2,519

First Niagara Financial Group, Inc.	301,235	2,509

FirstMerit Corp.	141,029	2,482

Fulton Financial Corp.	160,066	1,774

Hancock Holding Co.	69,994	2,243

International Bancshares Corp.	50,411	1,243

New York Community Bancorp, Inc.	380,276	6,035

PacWest Bancorp	83,017	3,423

Prosperity Bancshares, Inc.	51,119	2,922

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Banking – 5.3% – continued

Signature Bank *	43,181	$4,839

SVB Financial Group *	43,489	4,875

Synovus Financial Corp.	120,353	2,845

TCF Financial Corp.	142,222	2,209

Trustmark Corp.	57,958	1,335

Umpqua Holdings Corp.	160,518	2,644

Valley National Bancorp	164,434	1,593

Washington Federal, Inc.	85,699	1,745

Webster Financial Corp.	76,697	2,235
		71,854

Biotechnology & Pharmaceuticals – 2.0%

Cubist Pharmaceuticals, Inc. *	65,001	4,312

Endo International PLC *	131,622	8,995

Salix Pharmaceuticals Ltd. *	54,561	8,525

United Therapeutics Corp. *	40,516	5,212
		27,044

Chemicals – 3.0%

Albemarle Corp.	66,946	3,943

Ashland, Inc.	61,723	6,426

Cabot Corp.	55,309	2,808

Cytec Industries, Inc.	61,144	2,892

Minerals Technologies, Inc.	30,042	1,854

NewMarket Corp.	9,199	3,505

Olin Corp.	67,340	1,700

PolyOne Corp.	78,815	2,804

Rayonier Advanced Materials, Inc.	36,196	1,191

RPM International, Inc.	114,592	5,246

Sensient Technologies Corp.	41,129	2,153

Valspar (The) Corp.	65,298	5,158
		39,680

Commercial Services – 2.2%

CDK Global, Inc. *	137,543	4,207

Civeo Corp.	92,476	1,074

Corporate Executive Board (The) Co.	28,951	1,739

Deluxe Corp.	42,709	2,356

FTI Consulting, Inc. *	34,933	1,221

HMS Holdings Corp. *	74,107	1,397

Manpowergroup, Inc.	68,442	4,798

Rollins, Inc.	54,267	1,589

RR Donnelley & Sons Co.	170,117	2,800

Sotheby’s	52,739	1,884

Towers Watson & Co., Class A	60,242	5,994

TravelCenters of America LLC (1)*	80,000	–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Commercial Services – 2.2% – continued

Vectrus, Inc. *	8,763	$171
		29,230

Construction Materials – 1.1%

Carlisle Cos., Inc.	55,154	4,433

Eagle Materials, Inc.	43,160	4,395

Louisiana-Pacific Corp. *	122,937	1,671

MDU Resources Group, Inc.	166,180	4,621
		15,120

Consumer Products – 2.8%

Church & Dwight Co., Inc.	114,442	8,029

Dean Foods Co.	80,102	1,061

Energizer Holdings, Inc.	52,955	6,525

Flowers Foods, Inc.	158,286	2,906

Hain Celestial Group (The), Inc. *	43,210	4,423

Ingredion, Inc.	64,117	4,859

Lancaster Colony Corp.	16,479	1,405

Post Holdings, Inc. *	38,725	1,285

Tootsie Roll Industries, Inc.	17,854	500

Universal Corp.	19,846	881

WhiteWave Foods (The) Co. *	149,493	5,431
		37,305

Consumer Services – 1.0%

Aaron’s, Inc.	55,299	1,345

Apollo Education Group, Inc. *	84,352	2,121

DeVry Education Group, Inc.	49,559	2,122

Graham Holdings Co., Class B	3,723	2,605

Rent-A-Center, Inc.	45,203	1,372

Service Corp. International	181,991	3,847
		13,412

Containers & Packaging – 1.6%

AptarGroup, Inc.	55,783	3,386

Greif, Inc., Class A	29,254	1,282

Packaging Corp. of America	84,473	5,391

Rock-Tenn Co., Class A	123,258	5,865

Silgan Holdings, Inc.	37,080	1,743

Sonoco Products Co.	86,958	3,416
		21,083

Design, Manufacturing & Distribution – 0.7%

Arrow Electronics, Inc. *	84,857	4,697

Avnet, Inc.	119,084	4,942
		9,639

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Distributors – Consumer Staples – 0.2%

United Natural Foods, Inc. *	43,025	$2,644

Distributors – Discretionary – 0.9%

Ingram Micro, Inc., Class A *	134,019	3,459

LKQ Corp. *	258,845	6,883

Tech Data Corp. *	32,668	1,923
		12,265

Electrical Equipment – 2.4%

A.O. Smith Corp.	64,758	3,062

Acuity Brands, Inc.	37,171	4,375

Belden, Inc.	37,128	2,377

Cognex Corp. *	73,302	2,952

Hubbell, Inc., Class B	46,640	5,621

Itron, Inc. *	33,674	1,324

Lennox International, Inc.	38,551	2,963

National Instruments Corp.	86,482	2,675

Trimble Navigation Ltd. *	222,159	6,776
		32,125

Engineering & Construction Services – 0.7%

AECOM Technology Corp. *	85,766	2,895

Granite Construction, Inc.	31,153	991

KBR, Inc.	125,198	2,357

URS Corp.	59,533	3,430
		9,673

Forest & Paper Products – 0.1%

Domtar Corp.	55,158	1,938

Gaming, Lodging & Restaurants – 1.5%

Bally Technologies, Inc. *	32,789	2,646

Brinker International, Inc.	55,293	2,808

Cheesecake Factory (The), Inc.	39,053	1,777

Domino’s Pizza, Inc.	47,461	3,653

International Game Technology	213,366	3,599

Panera Bread Co., Class A *	21,906	3,565

Wendy’s (The) Co.	236,703	1,955
		20,003

Hardware – 3.3%

3D Systems Corp. *	88,609	4,109

ADTRAN, Inc.	48,088	987

ARRIS Group, Inc. *	112,856	3,200

Ciena Corp. *	91,710	1,533

Diebold, Inc.	55,053	1,944

FEI Co.	35,988	2,714

Fortinet, Inc. *	118,578	2,996

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Hardware – 3.3% – continued

InterDigital, Inc.	34,330	$1,367

JDS Uniphase Corp. *	196,163	2,511

Knowles Corp. *	72,182	1,913

Lexmark International, Inc., Class A	53,055	2,255

NCR Corp. *	144,444	4,826

Plantronics, Inc.	36,441	1,741

Polycom, Inc. *	117,687	1,446

Riverbed Technolog, Inc. *	136,788	2,537

Rovi Corp. *	80,501	1,590

VeriFone Systems, Inc. *	96,922	3,332

Zebra Technologies Corp., Class A *	43,700	3,101
		44,102

Health Care Facilities & Services – 3.5%

Centene Corp. *	50,196	4,152

Charles River Laboratories International, Inc. *	40,026	2,391

Community Health Systems, Inc. *	99,043	5,426

Covance, Inc. *	48,313	3,802

Health Net, Inc. *	69,456	3,203

Henry Schein, Inc. *	72,670	8,464

LifePoint Hospitals, Inc. *	38,733	2,680

MEDNAX, Inc. *	85,958	4,712

Omnicare, Inc.	83,551	5,202

Owens & Minor, Inc.	53,480	1,751

VCA, Inc. *	73,884	2,906

WellCare Health Plans, Inc. *	37,327	2,252
		46,941

Home & Office Products – 2.0%

Fortune Brands Home & Security, Inc.	135,917	5,588

Herman Miller, Inc.	50,596	1,510

HNI Corp.	38,322	1,379

KB Home	76,605	1,144

MDC Holdings, Inc.	33,245	842

NVR, Inc. *	3,442	3,890

Scotts Miracle-Gro (The) Co., Class A	38,403	2,112

Tempur Sealy International, Inc. *	52,580	2,953

Toll Brothers, Inc. *	139,092	4,334

Tupperware Brands Corp.	43,000	2,969
		26,721

Industrial Services – 0.4%

MSC Industrial Direct Co., Inc., Class A	43,901	3,752

Watsco, Inc.	23,218	2,001
		5,753

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Institutional Financial Services – 0.7%

CBOE Holdings, Inc.	73,197	$3,918

Raymond James Financial, Inc.	107,621	5,766
		9,684

Insurance – 4.6%

Alleghany Corp. *	14,014	5,860

American Financial Group, Inc.	64,254	3,720

Arthur J Gallagher & Co.	136,384	6,186

Aspen Insurance Holdings Ltd.	55,781	2,386

Brown & Brown, Inc.	101,291	3,256

Everest Re Group Ltd.	38,970	6,314

Hanover Insurance Group (The), Inc.	37,639	2,312

HCC Insurance Holdings, Inc.	86,150	4,160

Kemper Corp.	43,258	1,477

Mercury General Corp.	30,723	1,500

Old Republic International Corp.	209,831	2,996

Primerica, Inc.	46,052	2,221

Protective Life Corp.	67,841	4,709

Reinsurance Group of America, Inc.	58,822	4,713

RenaissanceRe Holdings Ltd.	34,561	3,456

StanCorp Financial Group, Inc.	37,118	2,345

WR Berkley Corp.	87,061	4,161
		61,772

Iron & Steel – 1.7%

Carpenter Technology Corp.	45,116	2,037

Cliffs Natural Resources, Inc.	130,581	1,355

Commercial Metals Co.	100,839	1,721

Reliance Steel & Aluminum Co.	66,954	4,580

Steel Dynamics, Inc.	205,902	4,656

TimkenSteel Corp.	32,330	1,503

United States Steel Corp.	124,486	4,876

Worthington Industries, Inc.	44,148	1,643
		22,371

Leisure Products – 1.4%

Brunswick Corp.	80,132	3,377

Jarden Corp. *	102,173	6,141

Polaris Industries, Inc.	52,031	7,794

Thor Industries, Inc.	39,821	2,051
		19,363

Machinery – 3.0%

AGCO Corp.	73,336	3,334

Crane Co.	42,896	2,711

Graco, Inc.	51,679	3,771

IDEX Corp.	68,627	4,966

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Machinery – 3.0% – continued

ITT Corp.	78,134	$3,511

Kennametal, Inc.	66,922	2,765

Lincoln Electric Holdings, Inc.	67,774	4,686

MSA Safety, Inc.	27,177	1,343

Nordson Corp.	50,292	3,826

Regal-Beloit Corp.	38,458	2,471

SPX Corp.	36,483	3,427

Terex Corp.	93,922	2,984
		39,795

Manufactured Goods – 0.4%

Timken (The) Co.	65,320	2,769

Valmont Industries, Inc.	22,464	3,031
		5,800

Media – 1.5%

AMC Networks, Inc., Class A *	50,310	2,939

AOL, Inc. *	66,876	3,006

Conversant, Inc. *	51,732	1,772

DreamWorks Animation SKG, Inc., Class A *	61,811	1,686

John Wiley & Sons, Inc., Class A	39,898	2,239

Lamar Advertising Co., Class A	68,652	3,381

Meredith Corp.	31,334	1,341

New York Times (The) Co., Class A	112,642	1,264

Time, Inc. *	92,762	2,173
		19,801

Medical Equipment & Devices – 3.8%

Align Technology, Inc. *	62,387	3,224

Bio-Rad Laboratories, Inc., Class A *	17,650	2,002

Cooper (The) Cos., Inc.	41,356	6,441

Hill-Rom Holdings, Inc.	48,674	2,017

Hologic, Inc. *	207,293	5,043

IDEXX Laboratories, Inc. *	43,122	5,081

Mettler-Toledo International, Inc. *	24,737	6,336

ResMed, Inc.	120,484	5,936

Sirona Dental Systems, Inc. *	47,191	3,619

STERIS Corp.	51,010	2,753

Techne Corp.	31,720	2,967

Teleflex, Inc.	35,700	3,750

Thoratec Corp. *	48,836	1,305
		50,474

Metals & Mining – 0.6%

Compass Minerals International, Inc.	28,971	2,441

Harsco Corp.	68,416	1,465

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Metals & Mining – 0.6% – continued

Royal Gold, Inc.	56,111	$3,644
		7,550

Oil, Gas & Coal – 5.6%

Atwood Oceanics, Inc. *	51,444	2,248

CARBO Ceramics, Inc.	16,942	1,004

Dresser-Rand Group, Inc. *	65,885	5,420

Dril-Quip, Inc. *	34,124	3,051

Energen Corp.	62,720	4,531

Gulfport Energy Corp. *	73,670	3,934

Helix Energy Solutions Group, Inc. *	83,608	1,844

HollyFrontier Corp.	170,261	7,437

Murphy USA, Inc. *	36,830	1,954

NOW, Inc. *	91,419	2,780

Oceaneering International, Inc.	92,740	6,044

Oil States International, Inc. *	46,247	2,863

Patterson-UTI Energy, Inc.	125,169	4,072

Peabody Energy Corp.	232,760	2,882

Rosetta Resources, Inc. *	52,271	2,329

Rowan Cos. PLC, Class A	106,181	2,687

SM Energy Co.	57,708	4,501

Superior Energy Services, Inc.	133,345	4,383

Tidewater, Inc.	42,486	1,658

Unit Corp. *	39,490	2,316

World Fuel Services Corp.	62,532	2,496

WPX Energy, Inc. *	174,122	4,189
		74,623

Passenger Transportation – 0.5%

Alaska Air Group, Inc.	115,513	5,030

JetBlue Airways Corp. *	209,903	2,229
		7,259

Real Estate – 0.5%

Alexander & Baldwin, Inc.	39,050	1,404

Jones Lang LaSalle, Inc.	38,450	4,858
		6,262

Real Estate Investment Trusts – 8.8%

Alexandria Real Estate Equities, Inc.	61,672	4,548

American Campus Communities, Inc.	89,354	3,257

BioMed Realty Trust, Inc.	167,670	3,387

Camden Property Trust	73,647	5,047

Corporate Office Properties Trust	74,281	1,911

Corrections Corp. of America	99,207	3,409

Duke Realty Corp.	292,659	5,028

Equity One, Inc.	66,243	1,433

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Real Estate Investment Trusts – 8.8% – continued

Extra Space Storage, Inc.	94,747	$4,886

Federal Realty Investment Trust	57,874	6,856

Highwoods Properties, Inc.	77,947	3,032

Home Properties, Inc.	48,668	2,834

Hospitality Properties Trust	129,302	3,472

Kilroy Realty Corp.	71,232	4,234

LaSalle Hotel Properties	88,655	3,036

Liberty Property Trust	127,231	4,232

Mack-Cali Realty Corp.	72,215	1,380

Mid-America Apartment Communities, Inc.	64,663	4,245

National Retail Properties, Inc.	107,268	3,708

Omega Healthcare Investors, Inc.	109,199	3,734

Potlatch Corp.	34,457	1,386

Rayonier, Inc.	107,674	3,353

Rayonier, Inc. – (Fractional Shares) *	50,000	–

Realty Income Corp.	190,829	7,784

Regency Centers Corp.	79,625	4,286

Senior Housing Properties Trust	173,471	3,629

SL Green Realty Corp.	81,864	8,294

Taubman Centers, Inc.	54,568	3,983

UDR, Inc.	215,927	5,884

Washington Prime Group, Inc.	132,346	2,313

Weingarten Realty Investors	95,820	3,018
		117,599

Recreational Facilities & Services – 0.6%

Cinemark Holdings, Inc.	88,694	3,019

International Speedway Corp., Class A	23,494	743

Life Time Fitness, Inc. *	30,730	1,550

Live Nation Entertainment, Inc. *	123,809	2,974
		8,286

Renewable Energy – 0.3%

SunEdison, Inc. *	214,330	4,047

Retail – Consumer Staples – 0.4%

Big Lots, Inc.	48,342	2,081

CST Brands, Inc.	64,272	2,311

SUPERVALU, Inc. *	176,836	1,581
		5,973

Retail – Discretionary – 4.0%

Abercrombie & Fitch Co., Class A	60,814	2,210

Advance Auto Parts, Inc.	62,530	8,148

American Eagle Outfitters, Inc.	150,075	2,179

ANN, Inc. *	39,680	1,632

Ascena Retail Group, Inc. *	112,610	1,498

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Retail – Discretionary – 4.0% – continued

Cabela’s, Inc. *	40,868	$2,407

Chico’s FAS, Inc.	130,476	1,927

Copart, Inc. *	97,425	3,051

Dick’s Sporting Goods, Inc.	84,597	3,712

Foot Locker, Inc.	123,018	6,846

Guess?, Inc.	54,954	1,207

HSN, Inc.	27,797	1,706

J.C. Penney Co., Inc. *	259,120	2,601

Office Depot, Inc. *	414,538	2,131

Signet Jewelers Ltd.	68,800	7,837

Williams-Sonoma, Inc.	75,303	5,013
		54,105

Semiconductors – 2.8%

Advanced Micro Devices, Inc. *	533,448	1,819

Atmel Corp. *	358,805	2,899

Cree, Inc. *	102,631	4,203

Cypress Semiconductor Corp. *	124,791	1,232

Fairchild Semiconductor International, Inc. *	102,949	1,599

Integrated Device Technology, Inc. *	127,681	2,037

International Rectifier Corp. *	61,589	2,417

Intersil Corp., Class A	109,660	1,558

RF Micro Devices, Inc. *	248,067	2,863

Semtech Corp. *	56,858	1,544

Silicon Laboratories, Inc. *	35,048	1,424

Skyworks Solutions, Inc.	162,477	9,432

Teradyne, Inc.	176,689	3,426

Vishay Intertechnology, Inc.	118,080	1,687
		38,140

Software – 4.2%

ACI Worldwide, Inc. *	99,114	1,859

Acxiom Corp. *	65,573	1,085

Advent Software, Inc.	37,738	1,191

Allscripts Healthcare Solutions, Inc. *	145,564	1,953

ANSYS, Inc. *	78,950	5,974

Cadence Design Systems, Inc. *	249,500	4,294

CommVault Systems, Inc. *	36,555	1,842

Compuware Corp.	187,398	1,988

Concur Technologies, Inc. *	41,152	5,219

Informatica Corp. *	95,039	3,254

Jack Henry & Associates, Inc.	70,694	3,935

Mentor Graphics Corp.	82,531	1,692

NeuStar, Inc., Class A *	47,787	1,187

PTC, Inc. *	101,122	3,731

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Software – 4.2% – continued

SolarWinds, Inc. *	55,915	$2,351

Solera Holdings, Inc.	58,620	3,304

Synopsys, Inc. *	133,654	5,305

TIBCO Software, Inc. *	129,856	3,069

Ultimate Software Group, Inc. *	24,210	3,426
		56,659

Specialty Finance – 1.3%

CoreLogic, Inc. *	78,290	2,119

First American Financial Corp.	91,074	2,470

GATX Corp.	38,380	2,240

Global Payments, Inc.	58,753	4,106

SLM Corp.	360,294	3,084

WEX, Inc. *	32,969	3,637
		17,656

Technology Services – 2.0%

Broadridge Financial Solutions, Inc.	102,782	4,279

Convergys Corp.	86,511	1,542

DST Systems, Inc.	26,240	2,202

FactSet Research Systems, Inc.	33,591	4,082

Fair Isaac Corp.	27,362	1,508

Gartner, Inc. *	76,146	5,594

Leidos Holdings, Inc.	53,920	1,851

MSCI, Inc. *	99,466	4,677

Science Applications International Corp.	34,575	1,529
		27,264

Telecom – 1.5%

Equinix, Inc. *	45,592	9,687

Rackspace Hosting, Inc. *	101,786	3,313

Telephone & Data Systems, Inc.	84,044	2,014

tw telecom, Inc. *	118,733	4,941
		19,955

Transportation & Logistics – 1.9%

Con-way, Inc.	49,564	2,354

Genesee & Wyoming, Inc., Class A *	43,946	4,189

JB Hunt Transport Services, Inc.	78,844	5,838

Kirby Corp. *	48,935	5,767

Landstar System, Inc.	38,313	2,766

Old Dominion Freight Line, Inc. *	58,142	4,107

Werner Enterprises, Inc.	38,969	982
		26,003

Transportation Equipment – 1.0%

Trinity Industries, Inc.	133,670	6,245

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Transportation Equipment – 1.0% – continued

Wabtec Corp.	82,785	$6,709
		12,954

Utilities – 4.2%

Alliant Energy Corp.	95,304	5,281

Aqua America, Inc.	151,066	3,555

Atmos Energy Corp.	86,342	4,118

Black Hills Corp.	38,254	1,832

Cleco Corp.	51,464	2,478

Great Plains Energy, Inc.	133,169	3,219

Hawaiian Electric Industries, Inc.	88,041	2,337

IDACORP, Inc.	42,797	2,294

National Fuel Gas Co.	72,210	5,054

OGE Energy Corp.	171,115	6,350

ONE Gas, Inc.	45,309	1,552

PNM Resources, Inc.	67,388	1,679

Questar Corp.	151,451	3,376

UGI Corp.	148,459	5,061

Vectren Corp.	70,197	2,801

Westar Energy, Inc.	111,435	3,802

WGL Holdings, Inc.	43,997	1,853
		56,642

Waste & Environment Services & Equipment – 1.1%

CLARCOR, Inc.	42,928	2,708

Clean Harbors, Inc. *	47,132	2,541

Donaldson Co., Inc.	114,047	4,634

Waste Connections, Inc.	106,599	5,172
		15,055
Total Common Stocks
(Cost $985,423)		1,318,940

INVESTMENT COMPANIES – 4.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	53,689,830	53,690
Total Investment Companies
(Cost $53,690)		53,690

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill,
0.04%, 10/2/14 (4)	$2,660	$2,660
0.03%, 4/30/15 (4)	155	155
Total Short-Term Investments
(Cost $2,815)		2,815

Total Investments – 102.4%
(Cost $1,041,928)		1,375,445

Liabilities less Other Assets – (2.4)%		(32,641)
NET ASSETS – 100.0%		$1,342,804

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,834,000 with net purchases of approximately $29,856,000 during the six months ended September 30, 2014.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	176	$24,031	Long	12/14	$(883)

At September 30, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.7%
Consumer Staples	3.2
Energy	5.3
Financials	22.2
Health Care	9.7
Industrials	16.1
Information Technology	17.2
Materials	7.5
Telecommunication Services	0.5
Utilities	4.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$1,318,940	(1)	$ –	$–	$1,318,940
Investment Companies	53,690		–	–	53,690
Short-Term Investments	–		2,815	–	2,815
Total Investments	$1,372,630		$2,815	$–	$1,375,445

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(883)	$ –	$–		$(883)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6%

Aerospace & Defense – 1.5%

AAR Corp.	21,613	$522

Aerovironment, Inc. *	10,387	312

Astronics Corp. *	8,550	408

Astronics Corp., Class B *	1,729	82

Ducommun, Inc. *	5,867	161

Erickson, Inc. *	3,348	43

Esterline Technologies Corp. *	17,431	1,940

GenCorp, Inc. *	32,667	522

HEICO Corp.	36,381	1,699

LMI Aerospace, Inc. *	5,829	75

Moog, Inc., Class A *	24,360	1,666

National Presto Industries, Inc.	2,667	162

Orbital Sciences Corp. *	33,144	921

SIFCO Industries, Inc.	1,397	42

Smith & Wesson Holding Corp. *	30,279	286

Sturm Ruger & Co., Inc.	10,589	516

Taser International, Inc. *	29,369	453

Teledyne Technologies, Inc. *	20,583	1,935

Woodward, Inc.	36,296	1,728
		13,473

Apparel & Textile Products – 1.1%

Albany International Corp., Class A	15,372	523

Columbia Sportswear Co.	15,017	537

Crocs, Inc. *	47,865	602

Culp, Inc.	4,745	86

G-III Apparel Group Ltd. *	10,485	869

Iconix Brand Group, Inc. *	25,099	927

Movado Group, Inc.	10,002	331

Oxford Industries, Inc.	7,935	484

Perry Ellis International, Inc. *	6,706	136

Quiksilver, Inc. *	74,319	128

Sequential Brands Group, Inc. *	9,302	116

Skechers U.S.A., Inc., Class A *	21,396	1,141

Steven Madden Ltd. *	31,896	1,028

Tumi Holdings, Inc. *	27,667	563

Unifi, Inc. *	8,082	209

Vera Bradley, Inc. *	12,018	249

Vince Holding Corp. *	6,157	186

Weyco Group, Inc.	3,570	90

Wolverine World Wide, Inc.	55,502	1,391
		9,596

Asset Management – 0.8%

Acacia Research Corp.	27,288	422

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Asset Management – 0.8% – continued

Altisource Asset Management Corp. *	770	$520

Caesars Acquisition Co., Class A *	25,206	239

Calamos Asset Management, Inc., Class A	9,118	103

Cohen & Steers, Inc.	10,560	406

Diamond Hill Investment Group, Inc.	1,562	192

FCB Financial Holdings, Inc., Class A *	4,501	102

Financial Engines, Inc.	28,152	963

GAMCO Investors, Inc., Class A	3,538	250

Home Loan Servicing Solutions Ltd.	38,900	824

Janus Capital Group, Inc.	81,870	1,190

Ladenburg Thalmann Financial Services, Inc. *	55,069	234

Manning & Napier, Inc.	7,458	125

Oppenheimer Holdings, Inc., Class A	5,470	111

Pzena Investment Management, Inc., Class A	6,433	62

Safeguard Scientifics, Inc. *	11,380	209

Silvercrest Asset Management Group, Inc., Class A	3,063	42

Virtus Investment Partners, Inc.	3,870	672

Westwood Holdings Group, Inc.	4,039	229

WisdomTree Investments, Inc. *	58,878	670
		7,565

Automotive – 1.3%

Actuant Corp., Class A	38,949	1,189

American Axle & Manufacturing Holdings, Inc. *	37,016	621

Cooper Tire & Rubber Co.	34,763	998

Cooper-Standard Holding, Inc. *	7,466	466

Dana Holding Corp.	85,880	1,646

Dorman Products, Inc. *	14,775	592

Federal-Mogul Holdings Corp. *	15,897	236

Fuel Systems Solutions, Inc. *	7,626	68

Gentherm, Inc. *	19,306	815

Methode Electronics, Inc.	20,728	764

Miller Industries, Inc.	6,287	106

Modine Manufacturing Co. *	25,879	307

Motorcar Parts of America, Inc. *	9,756	265

Remy International, Inc.	7,818	161

Standard Motor Products, Inc.	10,776	371

Strattec Security Corp.	1,911	155

Superior Industries International, Inc.	13,034	229

Tenneco, Inc. *	33,372	1,746

Tower International, Inc. *	11,172	281

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Automotive – 1.3% – continued

TriMas Corp. *	24,728	$602
		11,618

Banking – 8.5%

1st Source Corp.	8,282	236

1st United Bancorp, Inc.	16,268	139

American National Bankshares, Inc.	4,303	98

Ameris Bancorp	13,651	300

Ames National Corp.	4,557	102

Arrow Financial Corp.	6,029	151

Astoria Financial Corp.	47,354	587

Banc of California, Inc.	15,165	176

BancFirst Corp.	3,933	246

Banco Latinoamericano de Comercio Exterior S.A., Class E	16,211	497

Bancorp (The), Inc. *	18,220	156

BancorpSouth, Inc.	52,559	1,059

Bank Mutual Corp.	25,691	165

Bank of Kentucky Financial (The) Corp.	3,393	157

Bank of Marin Bancorp	3,252	149

Bank of the Ozarks, Inc.	43,613	1,375

BankFinancial Corp.	10,266	107

Banner Corp.	10,658	410

BBCN Bancorp, Inc.	43,465	634

Beneficial Mutual Bancorp, Inc. *	16,186	207

Berkshire Hills Bancorp, Inc.	13,656	321

Blue Hills Bancorp, Inc. *	15,581	204

BNC Bancorp	11,001	172

BofI Holding, Inc. *	7,756	564

Boston Private Financial Holdings, Inc.	43,678	541

Bridge Bancorp, Inc.	6,373	151

Bridge Capital Holdings *	5,415	123

Brookline Bancorp, Inc.	38,920	333

Bryn Mawr Bank Corp.	7,538	214

C1 Financial, Inc. *	1,755	32

Camden National Corp.	4,093	143

Capital Bank Financial Corp., Class A *	13,153	314

Capital City Bank Group, Inc.	5,887	80

Capitol Federal Financial, Inc.	78,457	927

Cardinal Financial Corp.	17,609	301

Cascade Bancorp *	16,406	83

Cathay General Bancorp	43,569	1,082

Centerstate Banks, Inc.	19,585	203

Central Pacific Financial Corp.	9,427	169

Century Bancorp, Inc., Class A	1,829	63

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 8.5% – continued

Charter Financial Corp.	10,443	$112

Chemical Financial Corp.	17,881	481

Citizens & Northern Corp.	6,822	130

City Holding Co.	8,536	360

Clifton Bancorp, Inc.	14,548	183

CNB Financial Corp.	7,954	125

CoBiz Financial, Inc.	19,767	221

Columbia Banking System, Inc.	28,761	714

Community Bank System, Inc.	22,210	746

Community Trust Bancorp, Inc.	8,473	285

CommunityOne Bancorp *	6,396	56

ConnectOne Bancorp, Inc.	12,447	237

CU Bancorp *	5,497	103

Customers Bancorp, Inc. *	14,066	253

CVB Financial Corp.	57,879	831

Dime Community Bancshares, Inc.	18,100	261

Eagle Bancorp, Inc. *	12,390	394

Enterprise Bancorp, Inc.	4,067	77

Enterprise Financial Services Corp.	10,488	175

ESB Financial Corp.	7,212	84

EverBank Financial Corp.	49,824	880

Fidelity Southern Corp.	9,136	125

Financial Institutions, Inc.	7,638	172

First BanCorp *	56,421	268

First Bancorp	10,872	174

First Bancorp, Inc.	5,359	89

First Busey Corp.	40,008	223

First Business Financial Services, Inc.	2,168	95

First Citizens BancShares, Inc., Class A	4,138	896

First Commonwealth Financial Corp.	51,196	430

First Community Bancshares, Inc.	9,090	130

First Connecticut Bancorp, Inc.	8,927	129

First Defiance Financial Corp.	5,332	144

First Financial Bancorp	31,348	496

First Financial Bankshares, Inc.	35,015	973

First Financial Corp.	6,280	194

First Financial Northwest, Inc.	8,060	82

First Interstate BancSystem, Inc.	9,971	265

First Merchants Corp.	19,624	397

First Midwest Bancorp, Inc.	41,190	663

First NBC Bank Holding Co. *	8,224	269

First of Long Island (The) Corp.	4,403	152

FirstMerit Corp.	90,570	1,594

Flushing Financial Corp.	16,688	305

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 8.5% – continued

FNB Corp.	95,189	$1,141

Fox Chase Bancorp, Inc.	6,598	108

Franklin Financial Corp. *	5,354	100

German American Bancorp, Inc.	7,089	183

Glacier Bancorp, Inc.	40,764	1,054

Great Southern Bancorp, Inc.	5,716	173

Green Bancorp, Inc. *	2,538	44

Guaranty Bancorp	8,096	109

Hampton Roads Bankshares, Inc. *	18,964	29

Hancock Holding Co.	45,130	1,446

Hanmi Financial Corp.	17,306	349

Heartland Financial USA, Inc.	8,484	203

Heritage Commerce Corp.	11,521	95

Heritage Financial Corp.	16,395	260

Heritage Oaks Bancorp	12,271	86

Home BancShares, Inc.	29,620	871

HomeTrust Bancshares, Inc. *	11,467	168

Horizon Bancorp	5,074	117

Hudson Valley Holding Corp.	8,133	148

Iberiabank Corp.	17,225	1,077

Independent Bank Corp.	13,029	465

Independent Bank Corp.	12,614	150

Independent Bank Group, Inc.	5,037	239

International Bancshares Corp.	29,692	732

Investors Bancorp, Inc.	196,627	1,992

Kearny Financial Corp. *	7,738	103

Lakeland Bancorp, Inc.	20,947	204

Lakeland Financial Corp.	9,103	341

Macatawa Bank Corp.	14,413	69

MainSource Financial Group, Inc.	10,987	189

MB Financial, Inc.	36,332	1,006

Mercantile Bank Corp.	9,267	177

Merchants Bancshares, Inc.	2,836	80

Meridian Bancorp, Inc. *	11,216	118

Metro Bancorp, Inc. *	7,815	189

MidSouth Bancorp, Inc.	4,525	85

MidWestOne Financial Group, Inc.	3,789	87

National Bank Holdings Corp., Class A	22,426	429

National Bankshares, Inc.	3,833	106

National Penn Bancshares, Inc.	64,263	624

NBT Bancorp, Inc.	23,680	533

NewBridge Bancorp *	18,519	141

Northfield Bancorp, Inc.	29,131	397

Northrim BanCorp, Inc.	3,725	98

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 8.5% – continued

Northwest Bancshares, Inc.	51,774	$626

OceanFirst Financial Corp.	7,389	118

OFG Bancorp	24,467	366

Old Line Bancshares, Inc.	4,614	71

Old National Bancorp	62,812	815

OmniAmerican Bancorp, Inc.	6,349	165

Opus Bank *	2,823	86

Oritani Financial Corp.	24,878	351

Pacific Continental Corp.	9,801	126

Pacific Premier Bancorp, Inc. *	9,463	133

Palmetto Bancshares, Inc.	2,505	35

Park National Corp.	6,948	524

Park Sterling Corp.	24,690	164

Peapack Gladstone Financial Corp.	6,572	115

Penns Woods Bancorp, Inc.	2,657	112

Peoples Bancorp, Inc.	6,006	143

Peoples Financial Services Corp.	4,159	191

Pinnacle Financial Partners, Inc.	19,457	702

Preferred Bank	6,469	146

PrivateBancorp, Inc.	39,231	1,173

Prosperity Bancshares, Inc.	38,237	2,186

Provident Financial Services, Inc.	32,930	539

Renasant Corp.	17,154	464

Republic Bancorp, Inc., Class A	5,428	129

Republic First Bancorp, Inc. *	17,041	66

S&T Bancorp, Inc.	16,122	378

Sandy Spring Bancorp, Inc.	13,570	311

Seacoast Banking Corp. of Florida *	10,654	116

ServisFirst Bancshares, Inc.	1,032	30

Sierra Bancorp	6,709	112

Simmons First National Corp., Class A	8,864	341

South State Corp.	13,183	737

Southside Bancshares, Inc.	10,220	340

Southwest Bancorp, Inc.	10,909	179

Square 1 Financial, Inc. Class A *	3,731	72

State Bank Financial Corp.	17,711	288

Sterling Bancorp	45,614	583

Stock Yards Bancorp, Inc.	8,091	244

Stonegate Bank	5,483	141

Suffolk Bancorp	6,383	124

Sun Bancorp, Inc. *	4,698	85

Susquehanna Bancshares, Inc.	102,816	1,028

Talmer Bancorp, Inc. Class A	9,870	136

Territorial Bancorp, Inc.	4,805	97

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 8.5% – continued

Texas Capital Bancshares, Inc. *	23,582	$1,360

Tompkins Financial Corp.	8,054	355

Towne Bank	15,950	217

Trico Bancshares	8,886	201

TriState Capital Holdings, Inc. *	12,171	110

TrustCo Bank Corp. NY	51,393	331

Trustmark Corp.	36,967	852

UMB Financial Corp.	20,654	1,127

Umpqua Holdings Corp.	91,257	1,503

Union Bankshares Corp.	25,278	584

United Bankshares, Inc.	37,781	1,169

United Community Banks, Inc.	27,244	448

United Community Financial Corp.	27,115	127

United Financial Bancorp, Inc.	28,643	363

Univest Corp. of Pennsylvania	8,971	168

Valley National Bancorp	109,972	1,066

ViewPoint Financial Group, Inc.	21,778	521

Washington Federal, Inc.	55,500	1,130

Washington Trust Bancorp, Inc.	8,103	267

Waterstone Financial, Inc.	18,932	219

Webster Financial Corp.	49,517	1,443

WesBanco, Inc.	14,247	436

West Bancorporation, Inc.	8,815	125

Westamerica Bancorporation	14,382	669

Western Alliance Bancorp *	41,330	988

Wilshire Bancorp, Inc.	38,180	352

Wintrust Financial Corp.	25,492	1,139

WSFS Financial Corp.	4,837	346

Yadkin Financial Corp. *	11,221	204
		76,967

Biotechnology & Pharmaceuticals – 6.3%

ACADIA Pharmaceuticals, Inc. *	43,134	1,068

Acceleron Pharma, Inc. *	9,063	274

AcelRx Pharmaceuticals, Inc. *	13,677	75

Aceto Corp.	15,832	306

Achaogen, Inc. *	3,801	34

Achillion Pharmaceuticals, Inc. *	52,891	528

Acorda Therapeutics, Inc. *	22,749	771

Actinium Pharmaceuticals, Inc. *	11,704	78

Adamas Pharmaceuticals, Inc. *	1,600	30

Aegerion Pharmaceuticals, Inc. *	16,093	537

Aerie Pharmaceuticals, Inc. *	5,786	120

Agenus, Inc. *	34,247	107

Agios Pharmaceuticals, Inc. *	7,401	454

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 6.3% – continued

Akebia Therapeutics, Inc. *	4,311	$95

Akorn, Inc. *	34,112	1,237

Albany Molecular Research, Inc. *	12,976	286

Alder Biopharmaceuticals, Inc. *	4,401	56

Alimera Sciences, Inc. *	14,437	78

AMAG Pharmaceuticals, Inc. *	12,063	385

Amphastar Pharmaceuticals, Inc. *	5,014	58

Ampio Pharmaceuticals, Inc. *	22,551	80

Anacor Pharmaceuticals, Inc. *	17,942	439

ANI Pharmaceuticals, Inc. *	3,788	107

Anika Therapeutics, Inc. *	7,946	291

Antares Pharma, Inc. *	64,206	118

Applied Genetic Technologies Corp. *	3,077	57

Aratana Therapeutics, Inc. *	15,672	157

Ardelyx, Inc. *	2,673	38

Arena Pharmaceuticals, Inc. *	119,824	502

ARIAD Pharmaceuticals, Inc. *	89,959	486

Array BioPharma, Inc. *	69,320	247

Arrowhead Research Corp. *	28,256	417

Auspex Pharmaceuticals, Inc. *	5,082	130

Auxilium Pharmaceuticals, Inc. *	27,506	821

Avalanche Biotechnologies, Inc. *	3,773	129

AVANIR Pharmaceuticals, Inc. *	93,628	1,116

BioCryst Pharmaceuticals, Inc. *	38,132	373

BioDelivery Sciences International, Inc. *	22,773	389

Bio-Path Holdings, Inc. *	40,443	81

BioSpecifics Technologies Corp. *	1,978	70

BioTime, Inc. *	28,623	90

Bluebird Bio, Inc. *	11,963	429

Cambrex Corp. *	16,617	310

Cara Therapeutics, Inc. *	3,062	26

Celldex Therapeutics, Inc. *	48,894	634

Cellular Dynamics International, Inc. *	5,342	38

Cempra, Inc. *	12,602	138

ChemoCentryx, Inc. *	15,056	68

Chimerix, Inc. *	14,680	405

Clovis Oncology, Inc. *	13,481	612

Corcept Therapeutics, Inc. *	28,282	76

CTI BioPharma Corp. *	73,973	179

Cytokinetics, Inc. *	19,448	68

CytRx Corp. *	30,727	78

Dendreon Corp. *	87,831	127

Depomed, Inc. *	31,858	484

Dicerna Pharmaceuticals, Inc. *	1,996	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 6.3% – continued

Durata Therapeutics, Inc. *	8,547	$108

Dyax Corp. *	74,313	752

Dynavax Technologies Corp. *	144,700	207

Egalet Corp. *	2,218	13

Eleven Biotherapeutics, Inc. *	2,587	29

Emergent Biosolutions, Inc. *	15,866	338

Enanta Pharmaceuticals, Inc. *	5,694	225

Endocyte, Inc. *	20,421	124

Epizyme, Inc. *	7,054	191

Esperion Therapeutics, Inc. *	2,545	62

Exelixis, Inc. *	107,263	164

Five Prime Therapeutics, Inc. *	9,491	111

Flexion Therapeutics, Inc. *	2,569	47

Furiex Pharmaceuticals, Inc. (1)*	3,926	–

Galectin Therapeutics, Inc. *	9,922	50

Galena Biopharma, Inc. *	65,033	134

Genocea Biosciences, Inc. *	2,208	20

Geron Corp.	86,381	173

Halozyme Therapeutics, Inc. *	56,454	514

Heron Therapeutics, Inc. *	12,692	106

Horizon Pharma PLC *	35,452	435

Hyperion Therapeutics, Inc. *	7,496	189

Idera Pharmaceuticals, Inc. *	33,163	76

Immune Design Corp. *	3,316	59

ImmunoGen, Inc. *	46,773	495

Immunomedics, Inc. *	44,436	165

Impax Laboratories, Inc. *	38,331	909

Infinity Pharmaceuticals, Inc. *	26,380	354

Inovio Pharmaceuticals, Inc. *	32,652	322

Insmed, Inc. *	26,895	351

Insys Therapeutics, Inc. *	5,504	213

Intersect ENT, Inc. *	3,170	49

Intra-Cellular Therapies, Inc. *	9,422	129

Intrexon Corp. *	19,378	360

Ironwood Pharmaceuticals, Inc. *	65,390	847

Isis Pharmaceuticals, Inc. *	64,351	2,499

Karyopharm Therapeutics, Inc. *	7,421	259

Keryx Biopharmaceuticals, Inc. *	50,015	688

Kindred Biosciences, Inc. *	5,886	54

Kite Pharma, Inc. *	4,713	134

KYTHERA Biopharmaceuticals, Inc. *	9,435	309

Lannett Co., Inc. *	14,061	642

Lexicon Pharmaceuticals, Inc. *	125,878	178

Ligand Pharmaceuticals, Inc. *	11,315	532

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 6.3% – continued

Loxo Oncology, Inc. *	1,947	$26

MacroGenics, Inc. *	11,005	230

MannKind Corp. *	124,803	738

Medicines (The) Co. *	35,565	794

Merrimack Pharmaceuticals, Inc. *	53,462	469

Mirati Therapeutics, Inc. *	3,950	69

Momenta Pharmaceuticals, Inc. *	26,027	295

NanoViricides, Inc. *	22,077	66

Nature’s Sunshine Products, Inc.	5,978	89

Nektar Therapeutics *	69,467	838

Neuralstem, Inc. *	37,876	124

Neurocrine Biosciences, Inc. *	41,481	650

NewLink Genetics Corp. *	10,911	234

Northwest Biotherapeutics, Inc. *	19,574	98

Novavax, Inc. *	129,610	541

NPS Pharmaceuticals, Inc. *	58,190	1,513

Nutraceutical International Corp. *	4,729	99

Ohr Pharmaceutical, Inc. *	11,586	84

Omega Protein Corp. *	11,474	143

Omeros Corp. *	18,686	238

OncoMed Pharmaceuticals, Inc. *	6,957	132

Oncothyreon, Inc. *	44,007	85

Ophthotech Corp. *	7,641	297

Orexigen Therapeutics, Inc. *	67,061	286

Organovo Holdings, Inc. *	34,432	219

Osiris Therapeutics, Inc. *	10,445	132

Otonomy, Inc. *	3,928	94

Pacira Pharmaceuticals, Inc. *	19,511	1,891

Pain Therapeutics, Inc. *	20,949	82

PDL BioPharma, Inc.	87,803	656

Peregrine Pharmaceuticals, Inc. *	96,893	132

Pernix Therapeutics Holdings, Inc. *	18,335	141

Phibro Animal Health Corp., Class A	8,072	181

Portola Pharmaceuticals, Inc. *	20,129	509

POZEN, Inc. *	14,889	109

Prestige Brands Holdings, Inc. *	28,347	918

Progenics Pharmaceuticals, Inc. *	38,194	198

Prothena Corp. PLC *	14,582	323

PTC Therapeutics, Inc. *	12,128	534

Puma Biotechnology, Inc. *	12,707	3,032

Radius Health, Inc. *	3,833	81

Raptor Pharmaceutical Corp. *	34,043	326

Receptos, Inc. *	10,105	628

Regado Biosciences, Inc. *	8,499	10

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 6.3% – continued

Regulus Therapeutics, Inc. *	7,555	$52

Relypsa, Inc. *	9,319	197

Repligen Corp. *	17,387	346

Repros Therapeutics, Inc. *	12,734	126

Retrophin, Inc. *	11,717	106

Revance Therapeutics, Inc. *	4,687	91

Rigel Pharmaceuticals, Inc. *	48,215	94

Roka Bioscience, Inc. *	2,670	27

Sage Therapeutics, Inc. *	3,133	99

Sagent Pharmaceuticals, Inc. *	11,886	370

Sangamo BioSciences, Inc. *	37,014	399

Sarepta Therapeutics, Inc. *	22,190	468

SciClone Pharmaceuticals, Inc. *	28,368	195

Spectrum Pharmaceuticals, Inc. *	36,054	294

Stemline Therapeutics, Inc. *	6,361	79

Sucampo Pharmaceuticals, Inc., Class A *	9,768	64

Sunesis Pharmaceuticals, Inc. *	27,243	195

Supernus Pharmaceuticals, Inc. *	16,135	140

Synageva BioPharma Corp. *	11,707	805

Synergy Pharmaceuticals, Inc.	51,620	144

Synta Pharmaceuticals Corp. *	35,397	107

Synutra International, Inc. *	9,760	44

T2 Biosystems, Inc. *	3,254	59

TESARO, Inc. *	10,620	286

Tetraphase Pharmaceuticals, Inc. *	12,150	242

TG Therapeutics, Inc. *	12,938	138

TherapeuticsMD, Inc. *	58,904	273

Theravance Biopharma, Inc. *	12,965	299

Theravance, Inc.	45,035	770

Threshold Pharmaceuticals, Inc. *	28,646	103

Ultragenyx Pharmaceutical, Inc. *	3,839	217

USANA Health Sciences, Inc. *	3,284	242

Vanda Pharmaceuticals, Inc. *	18,632	193

Verastem, Inc. *	11,536	98

Versartis, Inc. *	3,813	72

Vital Therapies, Inc. *	2,850	58

VIVUS, Inc. *	49,543	191

Xencor, Inc. *	7,961	74

XenoPort, Inc. *	31,931	172

XOMA Corp. *	46,172	194

Zafgen, Inc. *	3,763	74

ZIOPHARM Oncology, Inc. *	44,694	118

Zogenix, Inc. *	67,661	78

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 6.3% – continued

ZS Pharma, Inc. *	3,730	$146
		56,901

Chemicals – 2.4%

A. Schulman, Inc.	15,961	577

American Vanguard Corp.	15,852	178

Amyris, Inc. *	14,467	55

Axiall Corp.	38,285	1,371

Balchem Corp.	16,648	942

Calgon Carbon Corp. *	29,115	564

Chemtura Corp. *	49,602	1,157

Ferro Corp. *	39,178	568

FutureFuel Corp.	11,998	143

Globe Specialty Metals, Inc.	34,920	635

GrafTech International Ltd. *	64,799	297

H.B. Fuller Co.	27,433	1,089

Hawkins, Inc.	5,854	210

Innophos Holdings, Inc.	12,006	661

Innospec, Inc.	13,300	477

Intrepid Potash, Inc. *	30,417	470

KMG Chemicals, Inc.	5,304	86

Koppers Holdings, Inc.	11,130	369

Kraton Performance Polymers, Inc. *	17,793	317

Kronos Worldwide, Inc.	11,556	159

Landec Corp. *	14,756	181

LSB Industries, Inc. *	10,514	375

Lydall, Inc. *	9,377	253

Marrone Bio Innovations, Inc. *	8,104	22

Materion Corp.	11,191	343

Minerals Technologies, Inc.	18,889	1,166

Oil-Dri Corp. of America	2,638	69

Olin Corp.	43,291	1,093

OM Group, Inc.	17,524	455

OMNOVA Solutions, Inc. *	26,113	140

PolyOne Corp.	51,539	1,834

Polypore International, Inc. *	24,667	960

Quaker Chemical Corp.	7,222	518

Rentech, Inc. *	125,471	215

Sensient Technologies Corp.	27,108	1,419

Stepan Co.	10,496	466

Taminco Corp. *	15,530	405

Trecora Resources *	10,804	134

Trinseo S.A. *	6,294	99

Tronox Ltd., Class A	33,626	876

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Chemicals – 2.4% – continued

WD-40 Co.	8,183	$556
		21,904

Commercial Services – 2.5%

ABM Industries, Inc.	30,593	786

Advisory Board (The) Co. *	20,029	933

AMN Healthcare Services, Inc. *	25,305	397

ARC Document Solutions, Inc. *	22,663	184

Ascent Capital Group, Inc., Class A *	7,570	456

Barrett Business Services, Inc.	3,923	155

Brady Corp., Class A	26,228	589

Brink’s (The) Co.	26,493	637

Care.com, Inc. *	3,734	30

CBIZ, Inc. *	22,878	180

CDI Corp.	7,767	113

Civeo Corp.	51,388	597

Collectors Universe, Inc.	3,800	84

Computer Task Group, Inc.	8,307	92

Corporate Executive Board (The) Co.	18,499	1,111

Corporate Resource Services, Inc. *	9,684	14

CorVel Corp. *	6,113	208

CRA International, Inc. *	5,534	141

Cross Country Healthcare, Inc. *	17,149	159

Deluxe Corp.	27,422	1,513

Ennis, Inc.	14,433	190

Franklin Covey Co. *	6,041	118

FTI Consulting, Inc. *	22,359	782

G&K Services, Inc., Class A	10,904	604

GP Strategies Corp. *	8,173	235

Hackett Group (The), Inc.	13,861	83

Healthcare Services Group, Inc.	38,486	1,101

Heidrick & Struggles International, Inc.	10,043	206

Hill International, Inc. *	16,260	65

HMS Holdings Corp. *	47,971	904

Huron Consulting Group, Inc. *	12,895	786

Information Services Group, Inc. *	17,989	68

Insperity, Inc.	12,446	340

Kelly Services, Inc., Class A	15,096	237

Kforce, Inc.	14,812	290

Korn/Ferry International *	27,201	677

LifeLock, Inc. *	44,011	629

Multi-Color Corp.	6,739	306

National Research Corp., Class A *	5,519	72

Navigant Consulting, Inc. *	26,728	372

On Assignment, Inc. *	29,725	798

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Commercial Services – 2.5% – continued

Park-Ohio Holdings Corp.	4,833	$231

PRGX Global, Inc. *	14,904	87

Providence Service (The) Corp. *	6,302	305

Quad/Graphics, Inc.	14,993	289

Resources Connection, Inc.	21,223	296

Sotheby’s	33,360	1,192

SP Plus Corp. *	8,485	161

TriNet Group, Inc. *	8,668	223

TrueBlue, Inc. *	22,567	570

UniFirst Corp.	8,074	780

Viad Corp.	11,275	233

Vistaprint N.V. *	18,206	997
		22,606

Construction Materials – 0.5%

Advanced Drainage Systems, Inc. *	8,333	175

Apogee Enterprises, Inc.	15,911	633

Aspen Aerogels, Inc. *	4,004	40

Continental Building Products, Inc. *	6,467	94

Deltic Timber Corp.	6,045	377

Headwaters, Inc. *	40,078	503

Louisiana-Pacific Corp. *	77,273	1,050

Patrick Industries, Inc. *	4,489	190

Ply Gem Holdings, Inc. *	11,771	128

Trex Co., Inc. *	18,373	635

United States Lime & Minerals, Inc.	1,056	61

Universal Forest Products, Inc.	10,929	467

US Concrete, Inc. *	7,816	204
		4,557

Consumer Products – 2.3%

22nd Century Group, Inc. *	22,606	57

Alico, Inc.	1,631	62

Alliance One International, Inc. *	48,592	96

Annie’s, Inc. *	9,258	425

B&G Foods, Inc.	29,346	809

Boston Beer (The) Co., Inc., Class A *	4,561	1,011

Boulder Brands, Inc. *	33,189	452

Cal-Maine Foods, Inc.	8,492	759

Central Garden and Pet Co., Class A *	23,823	192

Chiquita Brands International, Inc. *	25,519	362

Clearwater Paper Corp. *	11,173	672

Coca-Cola Bottling Co. Consolidated	2,569	192

Craft Brew Alliance, Inc. *	6,100	88

Darling Ingredients, Inc. *	90,110	1,651

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Consumer Products – 2.3% – continued

Dean Foods Co.	51,128	$677

Diamond Foods, Inc. *	11,826	338

Elizabeth Arden, Inc. *	14,271	239

Farmer Bros. Co. *	4,120	119

Female Health (The) Co.	12,196	43

Fresh Del Monte Produce, Inc.	19,771	631

Harbinger Group, Inc. *	45,465	597

Helen of Troy Ltd. *	15,651	822

IGI Laboratories, Inc. *	17,501	163

Inter Parfums, Inc.	8,989	247

Inventure Foods, Inc. *	8,439	109

J&J Snack Foods Corp.	8,159	763

John B. Sanfilippo & Son, Inc.	4,500	146

Lancaster Colony Corp.	10,136	864

Lifeway Foods, Inc. *	2,538	35

Limoneira Co.	6,169	146

National Beverage Corp. *	6,258	122

Orchids Paper Products Co.	4,447	109

PhotoMedex, Inc. *	7,183	45

PICO Holdings, Inc. *	12,369	247

Post Holdings, Inc. *	24,053	798

Revlon, Inc., Class A *	6,275	199

Sanderson Farms, Inc.	12,627	1,111

Seaboard Corp. *	155	415

Seneca Foods Corp., Class A *	4,515	129

Senomyx, Inc. *	23,438	192

Snyder’s-Lance, Inc.	26,041	690

Tootsie Roll Industries, Inc.	10,230	286

TreeHouse Foods, Inc. *	23,033	1,854

Universal Corp.	12,697	564

Vector Group Ltd.	37,848	839

Zep, Inc.	12,658	177
		20,544

Consumer Services – 0.7%

American Public Education, Inc. *	9,631	260

Bridgepoint Education, Inc. *	9,106	102

Bright Horizons Family Solutions, Inc. *	16,800	707

Capella Education Co.	5,941	372

Career Education Corp. *	37,072	188

Carriage Services, Inc.	8,657	150

Education Management Corp. *	11,591	13

Grand Canyon Education, Inc. *	25,556	1,042

ITT Educational Services, Inc. *	12,877	55

K12, Inc. *	18,950	302

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Consumer Services – 0.7% – continued

Matthews International Corp., Class A	16,316	$716

Medifast, Inc. *	7,224	237

Regis Corp.	23,773	379

Rent-A-Center, Inc.	28,908	877

Strayer Education, Inc. *	5,891	353

Universal Technical Institute, Inc.	11,551	108

Weight Watchers International, Inc.	15,073	414
		6,275

Containers & Packaging – 0.5%

AEP Industries, Inc. *	2,211	84

Berry Plastics Group, Inc. *	49,278	1,244

Graphic Packaging Holding Co. *	179,081	2,226

Myers Industries, Inc.	15,225	268

Tredegar Corp.	13,701	252

UFP Technologies, Inc. *	3,349	74
		4,148

Design, Manufacturing & Distribution – 0.3%

Anixter International, Inc.	14,873	1,262

Benchmark Electronics, Inc. *	29,487	655

CTS Corp.	18,344	291

Fabrinet *	19,348	282

Plexus Corp. *	18,566	686
		3,176

Distributors – Consumer Staples – 0.4%

Andersons (The), Inc.	15,428	970

Calavo Growers, Inc.	7,304	330

Core-Mark Holding Co., Inc.	12,614	669

United Natural Foods, Inc. *	27,166	1,669
		3,638

Distributors – Discretionary – 0.7%

ePlus, Inc. *	2,872	161

FTD Cos., Inc. *	10,387	354

Insight Enterprises, Inc. *	22,337	506

MWI Veterinary Supply, Inc. *	7,039	1,045

PC Connection, Inc.	5,310	114

Pool Corp.	24,748	1,334

ScanSource, Inc. *	15,587	539

Speed Commerce, Inc. *	27,030	74

SYNNEX Corp. *	15,595	1,008

United Stationers, Inc.	21,530	809
		5,944

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Electrical Equipment – 1.7%

AAON, Inc.	22,993	$391

American Science & Engineering, Inc.	4,337	240

Argan, Inc.	6,892	230

Badger Meter, Inc.	7,864	397

Bel Fuse, Inc., Class B	5,515	136

Belden, Inc.	23,872	1,528

Capstone Turbine Corp. *	181,248	194

Chase Corp.	3,680	115

Checkpoint Systems, Inc. *	22,572	276

Cognex Corp. *	47,540	1,914

ESCO Technologies, Inc.	14,494	504

FARO Technologies, Inc. *	9,402	477

Generac Holdings, Inc. *	37,676	1,527

General Cable Corp.	26,511	400

Global Power Equipment Group, Inc.	9,448	141

GSI Group, Inc. *	16,757	193

Houston Wire & Cable Co.	9,777	117

InvenSense, Inc. *	38,893	767

Itron, Inc. *	21,522	846

Landauer, Inc.	5,265	174

Littelfuse, Inc.	12,327	1,050

LSI Industries, Inc.	11,331	69

Measurement Specialties, Inc. *	8,742	748

Mesa Laboratories, Inc.	1,556	90

NL Industries, Inc.	3,800	28

Nortek, Inc. *	4,974	371

OSI Systems, Inc. *	10,911	693

Powell Industries, Inc.	5,121	209

Preformed Line Products Co.	1,449	76

Revolution Lighting Technologies, Inc. *	18,398	31

Stoneridge, Inc. *	15,571	176

TCP International Holdings Ltd. *	3,909	30

Watts Water Technologies, Inc., Class A	15,615	910
		15,048

Engineering & Construction Services – 0.9%

Comfort Systems USA, Inc.	20,409	276

Dycom Industries, Inc. *	18,519	569

EMCOR Group, Inc.	36,865	1,473

EnerNOC, Inc. *	14,659	249

Exponent, Inc.	7,148	507

Granite Construction, Inc.	21,371	680

Great Lakes Dredge & Dock Corp. *	32,968	204

Installed Building Products, Inc. *	4,536	64

Kimball International, Inc., Class B	18,599	280

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Engineering & Construction Services – 0.9% – continued

Kratos Defense & Security Solutions, Inc. *	24,506	$161

Layne Christensen Co. *	10,932	106

MasTec, Inc. *	35,816	1,097

Mistras Group, Inc. *	9,049	184

MYR Group, Inc. *	11,743	283

Orion Marine Group, Inc. *	15,120	151

Pike Corp. *	14,809	176

Primoris Services Corp.	20,743	557

Sterling Construction Co., Inc. *	10,477	80

Team, Inc. *	11,141	422

Tutor Perini Corp. *	20,362	537

VSE Corp.	2,288	112

Willbros Group, Inc. *	22,002	183
		8,351

Forest & Paper Products – 0.4%

KapStone Paper and Packaging Corp. *	46,284	1,295

Neenah Paper, Inc.	9,095	486

PH Glatfelter Co.	23,521	516

Resolute Forest Products, Inc. *	35,639	557

Schweitzer-Mauduit International, Inc.	16,672	689

Wausau Paper Corp.	23,275	185
		3,728

Gaming, Lodging & Restaurants – 2.4%

Belmond Ltd., Class A *	52,810	616

Biglari Holdings, Inc. *	940	319

BJ’s Restaurants, Inc. *	12,917	465

Bloomin’ Brands, Inc. *	42,260	775

Bob Evans Farms, Inc.	13,502	639

Boyd Gaming Corp. *	42,272	429

Bravo Brio Restaurant Group, Inc. *	10,554	137

Buffalo Wild Wings, Inc. *	10,349	1,390

Caesars Entertainment Corp. *	27,882	351

Carrols Restaurant Group, Inc. *	18,952	135

Cheesecake Factory (The), Inc.	27,407	1,247

Churchill Downs, Inc.	7,358	717

Chuy’s Holdings, Inc. *	9,058	284

Cracker Barrel Old Country Store, Inc.	10,470	1,080

Del Frisco’s Restaurant Group, Inc. *	13,023	249

Denny’s Corp. *	47,933	337

DineEquity, Inc.	9,113	744

Einstein Noah Restaurant Group, Inc.	6,114	123

El Pollo Loco Holdings, Inc. *	4,495	161

Empire Resorts, Inc. *	8,322	56

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Gaming, Lodging & Restaurants – 2.4% – continued

Famous Dave’s of America, Inc. *	2,576	$69

Fiesta Restaurant Group, Inc. *	14,654	728

Ignite Restaurant Group, Inc. *	4,219	25

Intrawest Resorts Holdings, Inc. *	7,424	72

Isle of Capri Casinos, Inc. *	12,088	91

Jack in the Box, Inc.	21,926	1,495

Jamba, Inc. *	9,297	132

Krispy Kreme Doughnuts, Inc. *	35,613	611

La Quinta Holdings, Inc. *	24,142	458

Marriott Vacations Worldwide Corp. *	15,524	984

Monarch Casino & Resort, Inc. *	5,256	63

Morgans Hotel Group Co. *	16,055	130

Multimedia Games Holding Co., Inc. *	16,149	582

Nathan’s Famous, Inc. *	1,728	117

Noodles & Co. *	5,966	115

Papa John’s International, Inc.	16,749	670

Papa Murphy’s Holdings, Inc. *	3,206	33

Penn National Gaming, Inc. *	42,911	481

Pinnacle Entertainment, Inc. *	32,602	818

Popeyes Louisiana Kitchen, Inc. *	12,906	523

Red Robin Gourmet Burgers, Inc. *	7,790	443

Ruby Tuesday, Inc. *	33,883	200

Ruth’s Hospitality Group, Inc.	19,850	219

Scientific Games Corp., Class A *	27,940	301

Sonic Corp. *	29,714	664

Texas Roadhouse, Inc.	38,217	1,064

Zoe’s Kitchen, Inc. *	3,215	99
		21,441

Hardware – 2.9%

ADTRAN, Inc.	30,863	634

Aerohive Networks, Inc. *	5,267	42

Alliance Fiber Optic Products, Inc.	6,935	86

Aruba Networks, Inc. *	58,446	1,261

CalAmp Corp. *	19,754	348

Ciena Corp. *	57,486	961

Clearfield, Inc. *	6,282	80

Comtech Telecommunications Corp.	8,318	309

Control4 Corp. *	6,299	81

Cray, Inc. *	22,254	584

CUI Global, Inc. *	11,368	82

Daktronics, Inc.	20,793	256

Datalink Corp. *	10,967	117

Digimarc Corp.	3,600	75

Dot Hill Systems Corp. *	33,062	125

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Hardware – 2.9% – continued

DTS, Inc. *	9,351	$236

Eastman Kodak Co. *	9,735	214

Electronics For Imaging, Inc. *	25,512	1,127

Emulex Corp. *	38,758	191

ExOne (The) Co. *	5,468	114

Extreme Networks, Inc. *	52,916	254

FEI Co.	23,134	1,745

Finisar Corp. *	52,968	881

Gigamon, Inc. *	13,327	140

Harmonic, Inc. *	51,466	326

Immersion Corp. *	15,509	133

Imprivata, Inc. *	3,223	50

Infinera Corp. *	67,041	715

InterDigital, Inc.	22,144	882

Ixia *	31,214	285

Kopin Corp. *	36,463	124

KVH Industries, Inc. *	8,466	96

Loral Space & Communications, Inc. *	7,154	514

Mercury Systems, Inc. *	17,956	198

Multi-Fineline Electronix, Inc. *	4,958	46

NETGEAR, Inc. *	19,973	624

NetScout Systems, Inc. *	19,943	913

Nimble Storage, Inc. *	5,103	133

Numerex Corp., Class A *	7,738	81

Oplink Communications, Inc.	9,333	157

Plantronics, Inc.	23,318	1,114

Polycom, Inc. *	75,630	929

Procera Networks, Inc. *	11,267	108

QLogic Corp. *	47,547	436

Quantum Corp. *	120,774	140

Ruckus Wireless, Inc. *	35,360	472

Sanmina Corp. *	45,053	940

ShoreTel, Inc. *	34,419	229

Silicon Graphics International Corp. *	18,719	173

Skullcandy, Inc. *	10,964	85

Sonus Networks, Inc. *	134,105	459

Super Micro Computer, Inc. *	18,801	553

Synaptics, Inc. *	19,717	1,443

Telenav, Inc. *	15,050	101

TiVo, Inc. *	62,854	804

TTM Technologies, Inc. *	29,632	202

Turtle Beach Corp. *	3,862	30

Ubiquiti Networks, Inc. *	16,249	610

Universal Electronics, Inc. *	8,664	428

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Hardware – 2.9% – continued

ViaSat, Inc. *	22,649	$1,248

Viasystems Group, Inc. *	2,871	45

Vicor Corp. *	9,057	85

Violin Memory, Inc. *	44,178	215

Vishay Precision Group, Inc. *	7,031	105

Vocera Communications, Inc. *	12,447	100

VOXX International Corp. *	10,656	99
		26,373

Health Care Facilities & Services – 2.6%

Acadia Healthcare Co., Inc. *	23,401	1,135

Addus HomeCare Corp. *	3,480	68

Adeptus Health, Inc., Class A *	3,063	76

Air Methods Corp. *	21,427	1,190

Alliance HealthCare Services, Inc. *	2,803	63

Almost Family, Inc. *	4,540	123

Amedisys, Inc. *	14,829	299

Amsurg Corp. *	23,170	1,160

Bio-Reference Laboratories, Inc. *	13,358	375

BioScrip, Inc. *	37,717	261

Capital Senior Living Corp. *	15,994	340

Catalent, Inc. *	26,753	670

Chemed Corp.	9,616	990

Ensign Group (The), Inc.	10,913	380

Enzo Biochem, Inc. *	18,827	97

ExamWorks Group, Inc. *	18,966	621

Five Star Quality Care, Inc. *	23,574	89

Foundation Medicine, Inc. *	7,691	146

Genomic Health, Inc. *	9,184	260

Gentiva Health Services, Inc. *	17,351	291

Hanger, Inc. *	19,168	393

HealthEquity, Inc. *	5,706	104

HealthSouth Corp.	48,224	1,779

Healthways, Inc. *	17,321	278

Independence Holding Co.	4,138	55

IPC The Hospitalist Co., Inc. *	9,324	418

Kindred Healthcare, Inc.	35,194	683

LHC Group, Inc. *	6,655	154

Liberator Medical Holdings, Inc.	17,359	54

Magellan Health, Inc. *	15,096	826

Molina Healthcare, Inc. *	16,525	699

National Healthcare Corp.	5,600	311

NeoStem, Inc. *	13,032	72

OvaScience, Inc. *	8,497	141

Owens & Minor, Inc.	34,581	1,132

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Health Care Facilities & Services – 2.6% – continued

PAREXEL International Corp. *	31,157	$1,966

PharMerica Corp. *	16,328	399

RadNet, Inc. *	18,010	119

Select Medical Holdings Corp.	42,993	517

Skilled Healthcare Group, Inc., Class A *	12,897	85

Surgical Care Affiliates, Inc. *	6,936	185

Team Health Holdings, Inc. *	38,458	2,230

Triple-S Management Corp., Class B *	13,494	269

U.S. Physical Therapy, Inc.	6,735	238

Universal American Corp. *	23,321	188

WellCare Health Plans, Inc. *	24,014	1,449
		23,378

Home & Office Products – 1.8%

ACCO Brands Corp. *	62,130	429

American Woodmark Corp. *	6,775	250

AV Homes, Inc. *	6,224	91

Beazer Homes USA, Inc. *	14,679	246

Blount International, Inc. *	26,936	408

Cavco Industries, Inc. *	4,858	330

Century Communities, Inc. *	2,150	37

Cenveo, Inc. *	30,005	74

CSS Industries, Inc.	5,105	124

Dixie Group (The), Inc. *	8,234	71

Flexsteel Industries, Inc.	2,675	90

Griffon Corp.	21,978	250

Herman Miller, Inc.	32,440	968

HNI Corp.	24,671	888

Hovnanian Enterprises, Inc., Class A *	63,167	232

Interface, Inc.	36,320	586

iRobot Corp. *	16,081	490

KB Home	45,729	683

Knoll, Inc.	26,416	457

La-Z-Boy, Inc.	28,573	566

LGI Homes, Inc. *	7,855	144

Libbey, Inc. *	11,805	310

Lifetime Brands, Inc.	5,533	85

M/I Homes, Inc. *	13,434	266

Masonite International Corp. *	16,105	892

Mattress Firm Holding Corp. *	8,177	491

MDC Holdings, Inc.	21,448	543

Meritage Homes Corp. *	21,391	759

NACCO Industries, Inc., Class A	2,675	133

New Home (The) Co., Inc. *	4,525	61

Norcraft Cos., Inc. *	4,017	64

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Home & Office Products – 1.8% – continued

PGT, Inc. *	26,025	$243

Quanex Building Products Corp.	20,377	369

Ryland Group (The), Inc.	25,640	852

Select Comfort Corp. *	29,664	621

St. Joe (The) Co. *	34,570	689

Standard Pacific Corp. *	79,413	595

Steelcase, Inc., Class A	45,247	733

TRI Pointe Homes, Inc. *	80,225	1,038

UCP, Inc., Class A *	4,309	52

WCI Communities, Inc. *	6,424	118

William Lyon Homes, Class A *	9,643	213
		16,541

Industrial Services – 0.6%

Applied Industrial Technologies, Inc.	22,916	1,046

DXP Enterprises, Inc. *	7,068	521

Electro Rent Corp.	9,062	125

Furmanite Corp. *	20,725	140

H&E Equipment Services, Inc.	17,110	689

Kaman Corp.	14,962	588

TAL International Group, Inc. *	18,614	768

Titan Machinery, Inc. *	9,547	124

Watsco, Inc.	14,175	1,221

Wesco Aircraft Holdings, Inc. *	28,623	498
		5,720

Institutional Financial Services – 0.7%

BGC Partners, Inc., Class A	95,332	708

CIFC Corp.	3,352	30

Cowen Group, Inc., Class A *	63,616	239

Evercore Partners, Inc., Class A	18,113	851

FBR & Co. *	4,367	120

FXCM, Inc., Class A	24,798	393

Gain Capital Holdings, Inc.	12,763	81

GFI Group, Inc.	42,309	229

Greenhill & Co., Inc.	15,475	720

INTL. FCStone, Inc. *	8,510	147

Investment Technology Group, Inc. *	19,549	308

KCG Holdings, Inc., Class A *	24,832	252

Moelis & Co.	4,056	139

Piper Jaffray Cos. *	8,873	464

RCS Capital Corp., Class A	5,207	117

Stifel Financial Corp. *	35,876	1,682

SWS Group, Inc. *	16,105	111
		6,591

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Insurance – 2.5%

Ambac Financial Group, Inc. *	24,588	$543

American Equity Investment Life Holding Co.	40,694	931

AMERISAFE, Inc.	10,168	398

AmTrust Financial Services, Inc.	16,429	654

Argo Group International Holdings Ltd.	14,319	720

Atlas Financial Holdings, Inc. *	6,337	88

Baldwin & Lyons, Inc., Class B	5,093	126

Citizens, Inc. *	24,176	156

CNO Financial Group, Inc.	119,298	2,023

Crawford & Co., Class B	15,420	127

Donegal Group, Inc., Class A	4,521	69

eHealth, Inc. *	9,716	234

EMC Insurance Group, Inc.	2,791	81

Employers Holdings, Inc.	17,044	328

Enstar Group Ltd. *	4,666	636

FBL Financial Group, Inc., Class A	5,340	239

Federated National Holding Co.	7,544	212

Fidelity & Guaranty Life	6,209	133

Global Indemnity PLC *	4,537	114

Greenlight Capital Re Ltd., Class A *	15,464	501

Hallmark Financial Services, Inc. *	7,610	78

HCI Group, Inc.	4,964	179

Heritage Insurance Holdings, Inc. *	3,783	57

Hilltop Holdings, Inc. *	37,044	743

Horace Mann Educators Corp.	22,247	634

Infinity Property & Casualty Corp.	6,273	402

Kansas City Life Insurance Co.	2,106	93

Kemper Corp.	25,432	869

Maiden Holdings Ltd.	27,130	301

Meadowbrook Insurance Group, Inc.	27,639	162

Montpelier Re Holdings Ltd.	21,429	666

National General Holdings Corp.	19,262	325

National Interstate Corp.	3,911	109

National Western Life Insurance Co., Class A	1,226	303

Navigators Group (The), Inc. *	5,702	351

NMI Holdings, Inc., Class A *	27,855	241

OneBeacon Insurance Group Ltd., Class A	12,467	192

Phoenix (The) Cos., Inc. *	3,146	176

Platinum Underwriters Holdings Ltd.	14,761	899

Primerica, Inc.	29,935	1,443

Radian Group, Inc.	104,599	1,492

RLI Corp.	23,594	1,021

RPX Corp. *	28,882	397

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Insurance – 2.5% – continued

Safety Insurance Group, Inc.	7,061	$381

Selective Insurance Group, Inc.	30,716	680

State Auto Financial Corp.	8,330	171

Symetra Financial Corp.	41,301	964

Third Point Reinsurance Ltd. *	30,987	451

Trupanion, Inc. *	4,505	38

United Fire Group, Inc.	11,201	311

United Insurance Holdings Corp.	9,161	137

Universal Insurance Holdings, Inc.	17,171	222
		22,801

Iron & Steel – 0.6%

A.M. Castle & Co. *	10,349	88

AK Steel Holding Corp. *	96,887	776

Commercial Metals Co.	64,499	1,101

Haynes International, Inc.	6,735	310

Northwest Pipe Co. *	5,236	178

Olympic Steel, Inc.	4,990	103

Ryerson Holding Corp. *	6,022	77

Schnitzer Steel Industries, Inc., Class A	14,482	348

Shiloh Industries, Inc. *	4,574	78

SunCoke Energy, Inc. *	38,220	858

Universal Stainless & Alloy Products, Inc. *	3,781	100

Worthington Industries, Inc.	28,200	1,050
		5,067

Leisure Products – 0.5%

Arctic Cat, Inc.	7,107	247

Black Diamond, Inc. *	12,549	95

Brunswick Corp.	50,777	2,140

Callaway Golf Co.	42,070	305

Drew Industries, Inc.	12,924	545

Escalade, Inc.	5,463	66

Fox Factory Holding Corp. *	6,161	95

JAKKS Pacific, Inc. *	10,292	73

Johnson Outdoors, Inc., Class A	2,748	71

LeapFrog Enterprises, Inc. *	35,747	214

Malibu Boats, Inc. Class A *	4,549	84

Marine Products Corp.	5,784	46

Nautilus, Inc. *	17,191	206

Winnebago Industries, Inc. *	14,784	322
		4,509

Machinery – 1.7%

Alamo Group, Inc.	3,934	161

Altra Industrial Motion Corp.	14,746	430

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Machinery – 1.7% – continued

ARC Group Worldwide, Inc. *	1,687	$26

Astec Industries, Inc.	10,274	375

Briggs & Stratton Corp.	25,500	459

CIRCOR International, Inc.	9,661	650

Columbus McKinnon Corp.	10,945	241

Curtiss-Wright Corp.	26,375	1,739

Douglas Dynamics, Inc.	12,272	239

Federal Signal Corp.	34,275	454

Franklin Electric Co., Inc.	26,095	906

Gorman-Rupp (The) Co.	10,224	307

Graham Corp.	5,545	159

Hillenbrand, Inc.	34,399	1,063

Hurco Cos., Inc.	3,490	131

Hyster-Yale Materials Handling, Inc.	5,595	401

Intevac, Inc. *	13,183	88

John Bean Technologies Corp.	15,882	447

Kadant, Inc.	6,039	236

Lindsay Corp.	7,019	525

Manitex International, Inc. *	7,608	86

MSA Safety, Inc.	16,148	798

MTS Systems Corp.	8,273	565

Mueller Water Products, Inc., Class A	87,168	722

Power Solutions International, Inc. *	2,472	171

Raven Industries, Inc.	19,885	485

Rexnord Corp. *	41,155	1,171

Rofin-Sinar Technologies, Inc. *	15,253	352

Standex International Corp.	6,977	517

Sun Hydraulics Corp.	12,131	456

Tennant Co.	10,080	676

Titan International, Inc.	24,281	287

Twin Disc, Inc.	4,553	123

Xerium Technologies, Inc. *	5,776	84
		15,530

Manufactured Goods – 1.0%

Aegion Corp. *	20,710	461

Ampco-Pittsburgh Corp.	4,545	91

AZZ, Inc.	13,984	584

Barnes Group, Inc.	29,682	901

Chart Industries, Inc. *	16,681	1,020

Dynamic Materials Corp.	7,612	145

EnPro Industries, Inc. *	12,441	753

Gibraltar Industries, Inc. *	17,029	233

Global Brass & Copper Holdings, Inc.	11,749	172

Handy & Harman Ltd. *	2,172	57

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Manufactured Goods – 1.0% – continued

Insteel Industries, Inc.	10,058	$207

LB Foster Co., Class A	5,700	262

Mueller Industries, Inc.	31,062	886

NCI Building Systems, Inc. *	15,464	300

NN, Inc.	9,736	260

Omega Flex, Inc.	1,590	31

Proto Labs, Inc. *	12,386	855

RBC Bearings, Inc.	12,727	722

Rogers Corp. *	9,899	542

RTI International Metals, Inc. *	16,727	412

Simpson Manufacturing Co., Inc.	22,575	658
		9,552

Media – 2.3%

AH Belo Corp., Class A	10,273	110

Angie’s List, Inc. *	24,046	153

Bankrate, Inc. *	36,528	415

Bazaarvoice, Inc. *	27,542	204

Blucora, Inc. *	22,998	350

Boingo Wireless, Inc. *	12,822	91

Borderfree, Inc. *	3,293	42

Brightcove, Inc. *	17,692	99

Central European Media Enterprises Ltd., Class A *	38,933	88

Conversant, Inc. *	36,669	1,256

Coupons.com, Inc. *	6,652	80

Covisint Corp. *	4,039	17

Crown Media Holdings, Inc., Class A *	19,200	61

Cumulus Media, Inc., Class A *	78,938	318

Daily Journal Corp. *	597	108

Demand Media, Inc. *	4,810	43

Dex Media, Inc. *	8,181	78

Dice Holdings, Inc. *	21,136	177

Entercom Communications Corp., Class A *	13,714	110

Entravision Communications Corp., Class A	32,088	127

Eros International PLC *	12,119	177

Everyday Health, Inc. *	4,168	58

EW Scripps (The) Co., Class A *	16,931	276

Global Sources Ltd. *	8,037	54

Gray Television, Inc. *	27,309	215

GrubHub, Inc. *	4,925	169

Harte-Hanks, Inc.	27,174	173

HealthStream, Inc. *	11,663	280

Hemisphere Media Group, Inc. *	4,479	48

Houghton Mifflin Harcourt Co. *	59,711	1,161

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Media – 2.3% – continued

Journal Communications, Inc., Class A *	24,600	$207

Lee Enterprises, Inc. *	29,500	100

Marchex, Inc., Class B	18,102	75

Marin Software, Inc. *	14,519	125

Martha Stewart Living Omnimedia, Inc., Class A *	16,483	59

McClatchy (The) Co., Class A *	34,040	114

MDC Partners, Inc., Class A	23,150	444

Media General, Inc. *	29,602	388

Meredith Corp.	19,651	841

Millennial Media, Inc. *	41,554	77

Monster Worldwide, Inc. *	50,172	276

Move, Inc. *	21,467	450

National CineMedia, Inc.	33,177	481

New Media Investment Group, Inc.	19,940	332

New York Times (The) Co., Class A	75,681	849

Nexstar Broadcasting Group, Inc., Class A	16,751	677

Orbitz Worldwide, Inc. *	28,422	224

QuinStreet, Inc. *	19,172	80

Radio One, Inc., Class D *	12,750	41

ReachLocal, Inc. *	7,289	26

RealD, Inc. *	22,160	208

Reis, Inc.	4,477	106

RetailMeNot, Inc. *	16,975	274

Rocket Fuel, Inc. *	10,114	160

Rubicon Project (The), Inc. *	4,359	51

Saga Communications, Inc., Class A	1,997	67

Salem Communications Corp., Class A	6,053	46

Scholastic Corp.	14,476	468

Shutterfly, Inc. *	21,076	1,027

Shutterstock, Inc. *	8,317	594

Sinclair Broadcast Group, Inc., Class A	37,572	980

Sizmek, Inc. *	12,161	94

TechTarget, Inc. *	9,139	78

Time, Inc. *	60,345	1,414

Townsquare Media, Inc. *	4,817	58

Travelport Worldwide Ltd. *	284	5

Travelzoo, Inc. *	4,065	63

Tremor Video, Inc. *	19,528	46

TrueCar, Inc. *	4,284	77

Trulia, Inc. *	20,203	988

TubeMogul, Inc. *	1,884	22

WebMD Health Corp. *	21,196	886

Wix.com Ltd. *	7,639	124

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Media – 2.3% – continued

World Wrestling Entertainment, Inc., Class A	16,359	$225

XO Group, Inc. *	14,844	166

YuMe, Inc. *	9,987	50
		20,681

Medical Equipment & Devices – 3.6%

Abaxis, Inc.	12,291	623

ABIOMED, Inc. *	21,841	542

Accelerate Diagnostics, Inc. *	12,514	269

Accuray, Inc. *	42,191	306

Affymetrix, Inc. *	40,011	319

Analogic Corp.	6,764	433

AngioDynamics, Inc. *	13,625	187

AtriCure, Inc. *	15,106	222

Atrion Corp.	832	254

BioTelemetry, Inc. *	14,548	98

Cardiovascular Systems, Inc. *	15,052	356

Cepheid, Inc. *	38,172	1,681

Cerus Corp. *	39,698	159

CONMED Corp.	14,868	548

CryoLife, Inc.	15,146	149

Cyberonics, Inc. *	14,684	751

Cynosure, Inc., Class A *	12,305	258

Cytori Therapeutics, Inc. *	37,733	26

Derma Sciences, Inc. *	12,489	104

DexCom, Inc. *	41,000	1,640

Endologix, Inc. *	34,904	370

Exact Sciences Corp. *	45,321	878

Exactech, Inc. *	5,326	122

Fluidigm Corp. *	15,271	374

GenMark Diagnostics, Inc. *	22,937	206

Globus Medical, Inc., Class A *	35,997	708

Greatbatch, Inc. *	13,598	579

Haemonetics Corp. *	28,492	995

HeartWare International, Inc. *	9,295	722

ICU Medical, Inc. *	7,369	473

Inogen, Inc. *	2,885	59

Insulet Corp. *	30,326	1,118

Integra LifeSciences Holdings Corp. *	13,671	679

Invacare Corp.	17,740	210

K2M Group Holdings, Inc. *	4,871	70

LDR Holding Corp. *	9,153	285

Luminex Corp. *	20,415	398

Masimo Corp. *	26,430	562

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Medical Equipment & Devices – 3.6% – continued

Meridian Bioscience, Inc.	22,632	$400

Merit Medical Systems, Inc. *	23,279	277

MiMedx Group, Inc. *	51,115	364

NanoString Technologies, Inc. *	5,536	61

Natus Medical, Inc. *	17,539	518

Navidea Biopharmaceuticals, Inc. *	82,929	109

Neogen Corp. *	20,060	792

NuVasive, Inc. *	25,495	889

NxStage Medical, Inc. *	33,727	443

Ocular Therapeutix, Inc. *	3,113	47

OPKO Health, Inc. *	107,916	918

OraSure Technologies, Inc. *	30,764	222

Orthofix International N.V. *	10,149	314

Oxford Immunotec Global PLC *	7,173	110

Pacific Biosciences of California, Inc. *	31,703	156

Quidel Corp. *	15,526	417

Rockwell Medical, Inc. *	22,341	204

RTI Surgical, Inc. *	31,172	149

Sequenom, Inc. *	64,130	190

Sparton Corp. *	5,582	138

Spectranetics (The) Corp. *	22,752	605

STAAR Surgical Co. *	21,167	225

STERIS Corp.	32,355	1,746

SurModics, Inc. *	7,498	136

Symmetry Medical, Inc. *	20,690	209

Tandem Diabetes Care, Inc. *	4,619	62

Thoratec Corp. *	31,105	831

Tornier N.V. *	19,391	463

TransEnterix, Inc. *	15,803	69

TriVascular Technologies, Inc. *	4,089	59

Unilife Corp. *	59,621	137

Utah Medical Products, Inc.	2,071	101

Vascular Solutions, Inc. *	9,402	232

Veracyte, Inc. *	3,580	35

Volcano Corp. *	27,775	296

West Pharmaceutical Services, Inc.	38,701	1,732

Wright Medical Group, Inc. *	27,333	828

Zeltiq Aesthetics, Inc. *	15,809	358
		32,575

Metals & Mining – 0.8%

Allied Nevada Gold Corp. *	57,452	190

Century Aluminum Co. *	28,145	731

Coeur Mining, Inc. *	56,172	279

Encore Wire Corp.	11,287	419

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Metals & Mining – 0.8% – continued

Gold Resource Corp.	20,741	$106

Harsco Corp.	44,175	946

Hecla Mining Co.	187,559	465

Horsehead Holding Corp. *	27,657	457

Kaiser Aluminum Corp.	9,869	752

Molycorp, Inc. *	100,372	119

Noranda Aluminum Holding Corp.	24,457	111

Stillwater Mining Co. *	65,571	985

US Silica Holdings, Inc.	29,428	1,840
		7,400

Oil, Gas & Coal – 4.9%

Abraxas Petroleum Corp. *	50,535	267

Adams Resources & Energy, Inc.	1,163	51

Alon USA Energy, Inc.	14,434	207

Alpha Natural Resources, Inc. *	122,025	303

American Eagle Energy Corp. *	16,750	68

Apco Oil and Gas International, Inc. *	5,082	65

Approach Resources, Inc. *	21,689	314

Arch Coal, Inc.	117,040	248

Basic Energy Services, Inc. *	17,283	375

Bill Barrett Corp. *	27,168	599

Bonanza Creek Energy, Inc. *	17,951	1,021

BPZ Resources, Inc. *	65,365	125

Bristow Group, Inc.	19,495	1,310

C&J Energy Services, Inc. *	25,215	770

Callon Petroleum Co. *	30,210	266

CARBO Ceramics, Inc.	10,792	639

Carrizo Oil & Gas, Inc. *	24,901	1,340

CHC Group Ltd. *	18,461	103

Clayton Williams Energy, Inc. *	3,197	308

Clean Energy Fuels Corp. *	38,181	298

Cloud Peak Energy, Inc. *	33,177	419

Comstock Resources, Inc.	26,104	486

Contango Oil & Gas Co. *	9,445	314

Dawson Geophysical Co.	4,409	80

Delek US Holdings, Inc.	32,490	1,076

Diamondback Energy, Inc. *	22,935	1,715

Eclipse Resources Corp. *	16,568	275

Emerald Oil, Inc. *	31,379	193

Energy XXI Bermuda Ltd.	51,249	582

Evolution Petroleum Corp.	10,801	99

EXCO Resources, Inc.	83,684	279

Exterran Holdings, Inc.	32,083	1,422

Flotek Industries, Inc. *	29,446	768

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Oil, Gas & Coal – 4.9% – continued

Forest Oil Corp. *	65,578	$77

Forum Energy Technologies, Inc. *	32,639	999

FX Energy, Inc. *	29,561	90

Gastar Exploration, Inc. *	38,375	225

Geospace Technologies Corp. *	7,230	254

Glori Energy, Inc. *	6,670	53

Goodrich Petroleum Corp. *	19,179	284

Gulf Island Fabrication, Inc.	7,971	137

Gulfmark Offshore, Inc., Class A	14,670	460

Halcon Resources Corp. *	142,541	564

Hallador Energy Co.	5,722	68

Harvest Natural Resources, Inc. *	23,215	85

Helix Energy Solutions Group, Inc. *	57,754	1,274

Hercules Offshore, Inc. *	88,449	195

Independence Contract Drilling, Inc. *	5,605	66

ION Geophysical Corp. *	71,153	199

Isramco, Inc. *	493	60

Jones Energy, Inc., Class A *	6,143	115

Key Energy Services, Inc. *	71,300	345

Kodiak Oil & Gas Corp. *	145,855	1,979

Magnum Hunter Resources Corp. *	108,713	606

Matador Resources Co. *	40,113	1,037

Matrix Service Co. *	14,547	351

McDermott International, Inc. *	129,987	744

Midstates Petroleum Co., Inc. *	20,487	103

Miller Energy Resources, Inc. *	16,543	73

Mitcham Industries, Inc. *	6,932	77

Natural Gas Services Group, Inc. *	6,839	165

Newpark Resources, Inc. *	46,236	575

North Atlantic Drilling Ltd.	39,331	262

Northern Oil and Gas, Inc. *	33,301	474

Panhandle Oil and Gas, Inc., Class A	3,854	230

Parker Drilling Co. *	65,718	325

Parsley Energy, Inc., Class A *	29,107	621

PDC Energy, Inc. *	19,586	985

Penn Virginia Corp. *	35,756	454

PetroQuest Energy, Inc. *	31,598	178

PHI, Inc. (Non Voting) *	6,923	285

Pioneer Energy Services Corp. *	34,186	479

PowerSecure International, Inc. *	12,313	118

Profire Energy, Inc. *	8,517	35

Quicksilver Resources, Inc. *	69,195	42

Resolute Energy Corp. *	42,215	265

Rex Energy Corp. *	26,117	331

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Oil, Gas & Coal – 4.9% – continued

Ring Energy, Inc. *	11,012	$162

Rosetta Resources, Inc. *	33,629	1,498

RSP Permian, Inc. *	12,775	327

Sanchez Energy Corp. *	27,805	730

SEACOR Holdings, Inc. *	11,278	844

SemGroup Corp., Class A	23,345	1,944

Stone Energy Corp. *	30,736	964

Swift Energy Co. *	24,144	232

Synergy Resources Corp. *	36,288	442

Tesco Corp.	18,848	374

TETRA Technologies, Inc. *	42,963	465

Thermon Group Holdings, Inc. *	17,391	425

TransAtlantic Petroleum Ltd. *	12,462	112

Triangle Petroleum Corp. *	41,223	454

VAALCO Energy, Inc. *	27,447	233

Vantage Drilling Co. *	112,378	143

W&T Offshore, Inc.	19,248	212

Walter Energy, Inc.	36,337	85

Warren Resources, Inc. *	40,563	215

Western Refining, Inc.	29,123	1,223

Westmoreland Coal Co. *	8,200	307
		44,120

Passenger Transportation – 0.4%

Allegiant Travel Co.	7,549	933

Era Group, Inc. *	11,168	243

Hawaiian Holdings, Inc. *	24,468	329

JetBlue Airways Corp. *	136,021	1,445

Republic Airways Holdings, Inc. *	27,451	305

SkyWest, Inc.	28,207	219
		3,474

Real Estate – 0.3%

Alexander & Baldwin, Inc.	26,650	959

BBX Capital Corp., Class A *	4,303	75

Consolidated-Tomoka Land Co.	2,359	116

Forestar Group, Inc. *	18,957	336

Kennedy-Wilson Holdings, Inc.	39,287	941

Marcus & Millichap, Inc. *	4,412	133

RE/MAX Holdings, Inc., Class A	5,859	174

Resource America, Inc., Class A	7,514	70

Tejon Ranch Co. *	7,461	209
		3,013

Real Estate Investment Trusts – 8.5%

Acadia Realty Trust	31,446	867

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Real Estate Investment Trusts – 8.5% – continued

AG Mortgage Investment Trust, Inc.	15,629	$278

Agree Realty Corp.	8,267	226

Alexander’s, Inc.	1,147	429

Altisource Residential Corp.	31,243	750

American Assets Trust, Inc.	19,598	646

American Capital Mortgage Investment Corp.	27,940	526

American Realty Capital Healthcare Trust, Inc.	92,716	972

American Residential Properties, Inc. *	17,472	320

AmREIT, Inc.	10,833	249

Anworth Mortgage Asset Corp.	69,539	333

Apollo Commercial Real Estate Finance, Inc.	25,090	394

Apollo Residential Mortgage, Inc.	17,674	273

Ares Commercial Real Estate Corp.	15,748	184

Armada Hoffler Properties, Inc.	13,449	122

ARMOUR Residential REIT, Inc.	195,672	753

Ashford Hospitality Prime, Inc.	13,975	213

Ashford Hospitality Trust, Inc.	38,127	390

Associated Estates Realty Corp.	31,448	551

Aviv REIT, Inc.	10,830	285

Campus Crest Communities, Inc.	35,679	228

Capstead Mortgage Corp.	52,370	641

CareTrust REIT, Inc. *	11,058	158

CatchMark Timber Trust, Inc. Class A	10,468	115

Cedar Realty Trust, Inc.	43,686	258

Chambers Street Properties	129,609	976

Chatham Lodging Trust	18,615	430

Chesapeake Lodging Trust	30,051	876

Colony Financial, Inc.	58,774	1,315

CorEnergy Infrastructure Trust, Inc.	17,412	130

CoreSite Realty Corp.	11,417	375

Cousins Properties, Inc.	120,738	1,443

CubeSmart	79,136	1,423

CyrusOne, Inc.	18,071	434

CYS Investments, Inc.	88,736	731

DCT Industrial Trust, Inc.	180,406	1,355

DiamondRock Hospitality Co.	107,164	1,359

DuPont Fabros Technology, Inc.	34,896	944

Dynex Capital, Inc.	30,165	244

EastGroup Properties, Inc.	17,144	1,039

Education Realty Trust, Inc.	76,178	783

Empire State Realty Trust, Inc., Class A	50,098	752

EPR Properties	31,284	1,585

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Real Estate Investment Trusts – 8.5% – continued

Equity One, Inc.	33,721	$729

Excel Trust, Inc.	33,575	395

FelCor Lodging Trust, Inc.	67,821	635

First Industrial Realty Trust, Inc.	60,249	1,019

First Potomac Realty Trust	31,825	374

Franklin Street Properties Corp.	49,132	551

Geo Group (The), Inc.	39,759	1,520

Getty Realty Corp.	13,678	233

Gladstone Commercial Corp.	9,456	161

Glimcher Realty Trust	79,448	1,076

Government Properties Income Trust	37,282	817

Gramercy Property Trust, Inc.	63,937	368

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,004	166

Hatteras Financial Corp.	52,921	950

Healthcare Realty Trust, Inc.	52,614	1,246

Hersha Hospitality Trust	109,721	699

Highwoods Properties, Inc.	49,476	1,925

Hudson Pacific Properties, Inc.	30,033	741

Inland Real Estate Corp.	47,739	473

Invesco Mortgage Capital, Inc.	67,510	1,061

Investors Real Estate Trust	61,179	471

iStar Financial, Inc. *	46,344	626

Kite Realty Group Trust	17,919	434

LaSalle Hotel Properties	56,984	1,951

Lexington Realty Trust	112,592	1,102

LTC Properties, Inc.	19,018	702

Mack-Cali Realty Corp.	48,484	927

Medical Properties Trust, Inc.	94,422	1,158

Monmouth Real Estate Investment Corp.	30,799	312

National Health Investors, Inc.	18,079	1,033

New Residential Investment Corp.	154,180	899

New York Mortgage Trust, Inc.	49,915	361

New York REIT, Inc.	88,781	913

One Liberty Properties, Inc.	6,700	136

Owens Realty Mortgage, Inc.	5,936	85

Parkway Properties, Inc.	43,097	809

Pebblebrook Hotel Trust	37,116	1,386

Pennsylvania Real Estate Investment Trust	37,611	750

PennyMac Mortgage Investment Trust	40,504	868

Physicians Realty Trust	25,886	355

Potlatch Corp.	22,231	894

PS Business Parks, Inc.	10,662	812

QTS Realty Trust, Inc., Class A	6,604	200

RAIT Financial Trust	44,679	332

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Real Estate Investment Trusts – 8.5% – continued

Ramco-Gershenson Properties Trust	42,228	$686

Redwood Trust, Inc.	45,364	752

Resource Capital Corp.	70,181	342

Retail Opportunity Investments Corp.	49,255	724

Rexford Industrial Realty, Inc.	24,927	345

RLJ Lodging Trust	71,712	2,042

Rouse Properties, Inc.	20,168	326

Ryman Hospitality Properties, Inc.	23,817	1,127

Sabra Health Care REIT, Inc.	25,851	629

Saul Centers, Inc.	5,377	251

Select Income REIT	20,082	483

Silver Bay Realty Trust Corp.	20,891	339

Sovran Self Storage, Inc.	18,090	1,345

STAG Industrial, Inc.	26,687	553

Starwood Waypoint Residential Trust	21,378	556

Strategic Hotels & Resorts, Inc. *	135,380	1,577

Summit Hotel Properties, Inc.	46,697	503

Sun Communities, Inc.	26,320	1,329

Sunstone Hotel Investors, Inc.	112,526	1,555

Terreno Realty Corp.	17,974	338

Trade Street Residential, Inc.	10,265	73

UMH Properties, Inc.	10,371	98

Universal Health Realty Income Trust	6,689	279

Urstadt Biddle Properties, Inc., Class A	13,750	279

Washington Real Estate Investment Trust	36,480	926

Western Asset Mortgage Capital Corp.	22,966	339

Whitestone REIT	12,301	171
		76,977

Recreational Facilities & Services – 0.6%

AMC Entertainment Holdings, Inc., Class A	11,606	267

Carmike Cinemas, Inc. *	13,219	409

ClubCorp Holdings, Inc.	12,082	240

Diamond Resorts International, Inc.*	19,282	439

International Speedway Corp., Class A	15,213	481

Interval Leisure Group, Inc.	21,640	412

Life Time Fitness, Inc. *	22,370	1,128

Marcus (The) Corp.	9,925	157

Reading International, Inc., Class A *	9,345	78

SFX Entertainment, Inc. *	24,357	122

Speedway Motorsports, Inc.	6,424	110

Steiner Leisure Ltd. *	7,971	300

Vail Resorts, Inc.	19,788	1,717
		5,860

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Renewable Energy – 0.6%

Advanced Energy Industries, Inc. *	22,402	$421

Ameresco, Inc., Class A *	10,744	74

EnerSys	25,693	1,507

Enphase Energy, Inc. *	10,080	151

FuelCell Energy, Inc. *	128,033	268

Green Plains, Inc.	20,471	765

GT Advanced Technologies, Inc. *	74,646	808

Pacific Ethanol, Inc. *	13,080	183

Plug Power, Inc. *	90,948	417

Renewable Energy Group, Inc. *	19,027	193

REX American Resources Corp. *	3,458	252

Silver Spring Networks, Inc. *	19,292	186

Solazyme, Inc. *	41,235	308

TerraForm Power, Inc., Class A *	12,625	364
		5,897

Retail – Consumer Staples – 0.8%

Casey’s General Stores, Inc.	21,062	1,510

Chefs’ Warehouse (The), Inc. *	9,901	161

Fairway Group Holdings Corp. *	10,197	38

Five Below, Inc. *	29,709	1,177

Fred’s, Inc., Class A	19,978	280

Fresh Market (The), Inc. *	23,423	818

Ingles Markets, Inc., Class A	7,303	173

Natural Grocers by Vitamin Cottage, Inc. *	4,855	79

Nutrisystem, Inc.	15,547	239

Pantry (The), Inc. *	12,926	262

Potbelly Corp. *	8,232	96

PriceSmart, Inc.	10,236	877

Roundy’s, Inc.	21,644	65

Smart & Final Stores, Inc. *	568	8

SpartanNash Co.	20,551	400

SUPERVALU, Inc. *	110,895	991

Village Super Market, Inc., Class A	3,562	81

Weis Markets, Inc.	5,955	232
		7,487

Retail – Discretionary – 3.7%

1-800-Flowers.com, Inc., Class A *	13,753	99

Aeropostale, Inc. *	43,353	143

American Eagle Outfitters, Inc.	106,419	1,545

America’s Car-Mart, Inc. *	4,289	170

ANN, Inc. *	25,639	1,055

Asbury Automotive Group, Inc. *	16,793	1,082

Barnes & Noble, Inc. *	22,362	441

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Retail – Discretionary – 3.7% – continued

Beacon Roofing Supply, Inc. *	26,973	$687

bebe stores, Inc.	17,302	40

Big 5 Sporting Goods Corp.	10,163	95

Blue Nile, Inc. *	6,674	191

Boise Cascade Co. *	21,552	650

Bon-Ton Stores (The), Inc.	8,072	67

Brown Shoe Co., Inc.	23,889	648

Buckle (The), Inc.	15,430	700

Build-A-Bear Workshop, Inc. *	6,795	89

Builders FirstSource, Inc. *	24,912	136

Burlington Stores, Inc. *	15,673	625

Cato (The) Corp., Class A	14,970	516

Chegg, Inc. *	40,587	253

Children’s Place (The), Inc.	12,045	574

Christopher & Banks Corp. *	20,074	199

Citi Trends, Inc. *	8,549	189

Conn’s, Inc. *	15,091	457

Container Store Group (The), Inc. *	9,485	207

Destination Maternity Corp.	7,521	116

Destination XL Group, Inc. *	19,310	91

Ethan Allen Interiors, Inc.	13,890	317

Express, Inc. *	46,107	720

Ezcorp, Inc., Class A *	28,344	281

Finish Line (The), Inc., Class A	26,387	660

First Cash Financial Services, Inc. *	15,857	888

Francesca’s Holdings Corp. *	22,896	319

Gaiam, Inc., Class A *	8,275	61

Genesco, Inc. *	13,128	981

Group 1 Automotive, Inc.	13,259	964

Guess?, Inc.	33,655	739

Haverty Furniture Cos., Inc.	11,071	241

hhgregg, Inc. *	6,445	41

Hibbett Sports, Inc. *	14,154	603

HSN, Inc.	18,152	1,114

Kirkland’s, Inc. *	7,857	127

Lands’ End, Inc. *	8,963	369

Liquidity Services, Inc. *	13,414	184

Lithia Motors, Inc., Class A	12,494	946

Lumber Liquidators Holdings, Inc. *	15,016	862

MarineMax, Inc. *	13,446	227

Men’s Wearhouse (The), Inc.	26,259	1,240

Monro Muffler Brake, Inc.	17,260	838

New York & Co., Inc. *	15,940	48

Office Depot, Inc. *	292,684	1,504

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Retail – Discretionary – 3.7% – continued

Outerwall, Inc. *	11,146	$625

Overstock.com, Inc. *	6,396	108

Pacific Sunwear of California, Inc. *	27,650	50

Pep Boys-Manny Moe & Jack (The) *	28,821	257

PetMed Express, Inc.	11,129	151

PHH Corp. *	31,405	702

Pier 1 Imports, Inc.	51,687	615

Restoration Hardware Holdings, Inc. *	17,068	1,358

Rush Enterprises, Inc., Class A *	18,787	628

SciQuest, Inc. *	15,119	227

Sears Hometown and Outlet Stores, Inc. *	6,401	99

Shoe Carnival, Inc.	8,336	148

Sonic Automotive, Inc., Class A	21,893	537

Sportsman’s Warehouse Holdings, Inc. *	5,369	36

Stage Stores, Inc.	17,182	294

Stein Mart, Inc.	15,313	177

Stock Building Supply Holdings, Inc. *	8,030	126

Systemax, Inc. *	6,261	78

Tile Shop Holdings, Inc. *	15,454	143

Tilly’s, Inc., Class A *	5,751	43

Tuesday Morning Corp. *	23,707	460

ValueVision Media, Inc., Class A *	23,553	121

Vitamin Shoppe, Inc. *	16,855	748

West Marine, Inc. *	9,495	85

Winmark Corp.	1,308	96

Zumiez, Inc. *	11,257	316
		33,567

Semiconductors – 3.8%

Alpha & Omega Semiconductor Ltd. *	11,939	112

Ambarella, Inc. *	15,754	688

Amkor Technology, Inc. *	46,480	391

Applied Micro Circuits Corp. *	42,271	296

Applied Optoelectronics, Inc. *	8,148	131

Axcelis Technologies, Inc. *	60,390	120

Brooks Automation, Inc.	36,418	383

Cabot Microelectronics Corp. *	13,178	546

Cascade Microtech, Inc. *	7,033	71

Cavium, Inc. *	28,919	1,438

CEVA, Inc. *	11,469	154

Cirrus Logic, Inc. *	33,967	708

Coherent, Inc. *	13,651	838

Cohu, Inc.	13,804	165

Cypress Semiconductor Corp. *	86,401	853

Diodes, Inc. *	19,829	474

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Semiconductors – 3.8% – continued

DSP Group, Inc. *	12,245	$109

Electro Scientific Industries, Inc.	13,330	91

Entegris, Inc. *	76,182	876

Entropic Communications, Inc. *	49,064	131

Exar Corp. *	21,782	195

Fairchild Semiconductor International, Inc. *	68,383	1,062

FormFactor, Inc. *	30,038	215

II-VI, Inc. *	28,646	337

Inphi Corp. *	17,273	248

Integrated Device Technology, Inc. *	73,112	1,166

Integrated Silicon Solution, Inc.	16,334	224

International Rectifier Corp. *	39,034	1,532

Intersil Corp., Class A	70,496	1,002

IXYS Corp.	13,424	141

Kemet Corp. *	24,881	103

Lattice Semiconductor Corp. *	64,209	482

M/A-COM Technology Solutions Holdings, Inc. *	6,631	145

MaxLinear, Inc., Class A *	15,357	106

Maxwell Technologies, Inc. *	16,395	143

Micrel, Inc.	24,197	291

Microsemi Corp. *	52,020	1,322

MKS Instruments, Inc.	29,374	981

Monolithic Power Systems, Inc.	21,142	931

Nanometrics, Inc. *	13,162	199

Newport Corp. *	21,701	385

NVE Corp. *	2,677	173

Oclaro, Inc. *	51,640	74

OmniVision Technologies, Inc. *	30,699	812

Park Electrochemical Corp.	11,322	267

ParkerVision, Inc. *	53,318	61

Peregrine Semiconductor Corp. *	15,052	186

Pericom Semiconductor Corp. *	12,265	120

Photronics, Inc. *	33,421	269

PMC-Sierra, Inc. *	94,937	708

Power Integrations, Inc.	16,643	897

QuickLogic Corp. *	30,404	91

Rambus, Inc. *	62,251	777

RF Micro Devices, Inc. *	156,627	1,808

Rubicon Technology, Inc. *	14,424	61

Rudolph Technologies, Inc. *	18,163	164

Semtech Corp. *	36,811	999

Silicon Image, Inc. *	43,124	217

Silicon Laboratories, Inc. *	23,793	967

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Semiconductors – 3.8% – continued

Spansion, Inc., Class A *	33,047	$753

Tessera Technologies, Inc.	29,262	778

TriQuint Semiconductor, Inc. *	93,776	1,788

Ultra Clean Holdings, Inc. *	16,229	145

Ultratech, Inc. *	15,251	347

Universal Display Corp. *	22,190	724

Veeco Instruments, Inc. *	21,925	766

Vitesse Semiconductor Corp. *	30,013	108

Xcerra Corp. *	29,055	284
		34,129

Software – 5.2%

2U, Inc. *	5,652	88

8x8, Inc. *	48,089	321

A10 Networks, Inc. *	7,007	64

ACI Worldwide, Inc. *	62,237	1,168

Actua Corp. *	22,391	359

Actuate Corp. *	25,373	99

Acxiom Corp. *	42,119	697

Advent Software, Inc.	28,157	889

Agilysys, Inc. *	7,789	91

Amber Road, Inc. *	4,913	85

American Software, Inc., Class A	13,133	116

Aspen Technology, Inc. *	50,393	1,901

Audience, Inc. *	7,731	57

AVG Technologies N.V. *	19,189	318

Benefitfocus, Inc. *	2,694	73

Blackbaud, Inc.	25,257	992

BroadSoft, Inc. *	15,524	327

Calix, Inc. *	22,780	218

Callidus Software, Inc. *	24,912	299

Carbonite, Inc. *	9,766	100

Castlight Health, Inc., Class B *	7,135	92

ChannelAdvisor Corp. *	11,408	187

CommVault Systems, Inc. *	25,825	1,302

Computer Programs & Systems, Inc.	6,065	349

Compuware Corp.	120,341	1,277

Constant Contact, Inc. *	17,126	465

Cornerstone OnDemand, Inc. *	29,071	1,000

Cvent, Inc. *	9,889	251

Dealertrack Technologies, Inc. *	29,318	1,273

Demandware, Inc. *	16,436	837

Digi International, Inc. *	14,005	105

Digital River, Inc. *	17,674	257

E2open, Inc. *	12,783	119

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Software – 5.2% – continued

Ebix, Inc.	16,868	$239

Envestnet, Inc. *	18,611	837

Epiq Systems, Inc.	17,125	301

Five9, Inc. *	6,715	44

FleetMatics Group PLC *	20,420	623

Globant S.A. *	3,682	52

Glu Mobile, Inc. *	49,527	256

Guidance Software, Inc. *	9,854	66

Guidewire Software, Inc. *	37,193	1,649

Imperva, Inc. *	12,014	345

inContact, Inc. *	32,908	286

Infoblox, Inc. *	29,351	433

InnerWorkings, Inc. *	19,344	156

Interactive Intelligence Group, Inc. *	9,118	381

Intralinks Holdings, Inc. *	21,236	172

Jive Software, Inc. *	23,507	137

KEYW Holding (The) Corp. *	17,725	196

Kofax Ltd. *	40,242	311

Lionbridge Technologies, Inc. *	35,616	160

LivePerson, Inc. *	29,489	371

LogMeIn, Inc. *	13,274	612

magicJack VocalTec Ltd. *	9,828	97

Manhattan Associates, Inc. *	41,490	1,387

Marketo, Inc. *	13,965	451

Mavenir Systems, Inc. *	6,306	79

MedAssets, Inc. *	33,377	692

Mentor Graphics Corp.	53,050	1,087

Merge Healthcare, Inc. *	39,004	86

MicroStrategy, Inc., Class A *	4,962	649

MobileIron, Inc. *	6,713	75

Model N, Inc. *	10,622	105

Monotype Imaging Holdings, Inc.	21,615	612

NeuStar, Inc., Class A *	30,613	760

Omnicell, Inc. *	19,989	546

OPOWER, Inc. *	4,282	81

Park City Group, Inc. *	5,259	52

Paycom Software, Inc. *	3,595	60

Paylocity Holding Corp. *	4,618	91

PDF Solutions, Inc. *	16,823	212

Pegasystems, Inc.	19,290	369

Progress Software Corp. *	28,118	672

Proofpoint, Inc. *	20,238	752

PROS Holdings, Inc. *	12,763	322

Q2 Holdings, Inc. *	5,451	76

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Software – 5.2% – continued

QAD, Inc., Class A	3,373	$63

Qlik Technologies, Inc. *	49,057	1,326

Quality Systems, Inc.	27,104	373

Qualys, Inc. *	11,087	295

Rally Software Development Corp. *	13,699	165

RealNetworks, Inc. *	12,780	89

RealPage, Inc. *	28,226	437

Rosetta Stone, Inc. *	11,703	94

Sapiens International Corp. N.V. *	13,513	100

Seachange International, Inc. *	18,113	126

SPS Commerce, Inc. *	8,834	470

SS&C Technologies Holdings, Inc. *	37,277	1,636

Synchronoss Technologies, Inc. *	19,308	884

Take-Two Interactive Software, Inc. *	45,698	1,054

Tangoe, Inc. *	20,959	284

Textura Corp. *	10,274	271

Tyler Technologies, Inc. *	18,068	1,597

Ultimate Software Group (The), Inc. *	15,517	2,196

Unwired Planet, Inc. *	54,036	100

Varonis Systems, Inc. *	2,858	60

VASCO Data Security International, Inc. *	16,223	305

Verint Systems, Inc. *	32,747	1,821

VirnetX Holding Corp. *	23,443	141

Vringo, Inc. *	39,390	37

Web.com Group, Inc. *	28,297	565

Zendesk, Inc. *	6,262	135
		47,340

Specialty Finance – 2.6%

Aircastle Ltd.	35,324	578

Altisource Portfolio Solutions S.A. *	7,985	805

Arlington Asset Investment Corp., Class A	12,263	311

Blackhawk Network Holdings, Inc. *	28,794	933

CAI International, Inc. *	8,926	173

Cardtronics, Inc. *	24,345	857

Cash America International, Inc.	15,389	674

Cass Information Systems, Inc.	6,238	258

Consumer Portfolio Services, Inc. *	11,572	74

Credit Acceptance Corp. *	3,845	485

Ellie Mae, Inc. *	15,348	500

Encore Capital Group, Inc. *	14,058	623

Essent Group Ltd. *	22,728	487

Euronet Worldwide, Inc. *	27,890	1,333

Federal Agricultural Mortgage Corp., Class C	5,732	184

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Specialty Finance – 2.6% – continued

First American Financial Corp.	58,518	$1,587

Flagstar Bancorp, Inc. *	10,987	185

General Finance Corp. *	6,089	54

Global Cash Access Holdings, Inc. *	36,285	245

Green Dot Corp., Class A *	16,935	358

Heartland Payment Systems, Inc.	19,616	936

HFF, Inc., Class A	17,919	519

Higher One Holdings, Inc. *	18,954	47

HomeStreet, Inc.	8,184	140

JG Wentworth Co. *	6,488	80

Ladder Capital Corp. Class A *	8,398	159

Liberty Tax, Inc. *	2,093	68

Marlin Business Services Corp.	4,539	83

McGrath RentCorp	14,088	482

Meta Financial Group, Inc.	3,406	120

MGIC Investment Corp. *	185,328	1,447

MoneyGram International, Inc. *	16,077	202

Nelnet, Inc., Class A	11,362	489

NewStar Financial, Inc. *	14,657	165

Nicholas Financial, Inc.	5,574	65

PennyMac Financial Services, Inc., Class A *	7,269	106

Performant Financial Corp. *	16,395	132

Portfolio Recovery Associates, Inc. *	27,412	1,432

Regional Management Corp. *	5,874	105

Springleaf Holdings, Inc. *	13,380	427

Stewart Information Services Corp.	11,676	343

Stonegate Mortgage Corp. *	7,877	102

Textainer Group Holdings Ltd.	11,744	365

Tiptree Financial, Inc., Class A *	4,326	36

Tree.com, Inc. *	3,512	126

WageWorks, Inc. *	19,210	875

Walker & Dunlop, Inc. *	10,212	136

Walter Investment Management Corp. *	20,534	451

WEX, Inc. *	21,218	2,341

World Acceptance Corp. *	4,308	291

Xoom Corp. *	16,813	369
		23,343

Technology Services – 2.3%

Barracuda Networks, Inc. *	4,372	112

Black Box Corp.	8,583	200

Bottomline Technologies de, Inc. *	21,494	593

CACI International, Inc., Class A *	12,879	918

Ciber, Inc. *	42,640	146

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Technology Services – 2.3% – continued

Cinedigm Corp., Class A *	42,130	$65

comScore, Inc. *	18,949	690

Comverse, Inc. *	12,345	276

Convergys Corp.	55,561	990

CSG Systems International, Inc.	18,605	489

Cubic Corp.	11,257	527

Cyan, Inc. *	15,143	47

Endurance International Group Holdings, Inc. *	16,619	270

Engility Holdings, Inc. *	9,665	301

EPAM Systems, Inc. *	19,486	853

EVERTEC, Inc.	35,957	803

ExlService Holdings, Inc. *	17,811	435

Fair Isaac Corp.	17,593	969

Forrester Research, Inc.	6,018	222

ICF International, Inc. *	10,879	335

iGATE Corp. *	20,132	739

Luxoft Holding, Inc. *	4,319	161

ManTech International Corp., Class A	13,042	351

MarketAxess Holdings, Inc.	20,644	1,277

MAXIMUS, Inc.	37,069	1,488

Medidata Solutions, Inc. *	29,607	1,311

NIC, Inc.	35,613	613

Perficient, Inc. *	18,722	281

Rentrak Corp. *	5,391	329

Rightside Group Ltd. *	4,810	47

Sapient Corp. *	62,758	879

Science Applications International Corp.	23,008	1,018

ServiceSource International, Inc. *	37,709	122

Sykes Enterprises, Inc. *	21,469	429

Syntel, Inc. *	8,496	747

TeleTech Holdings, Inc. *	9,667	238

Tessco Technologies, Inc.	3,167	92

Unisys Corp. *	27,946	654

Virtusa Corp. *	14,190	505
		20,522

Telecom – 1.2%

Atlantic Tele-Network, Inc.	5,088	274

Cincinnati Bell, Inc. *	113,771	383

Cogent Communications Holdings, Inc.	25,517	858

Consolidated Communications Holdings, Inc.	22,007	551

DigitalGlobe, Inc. *	41,290	1,177

EarthLink Holdings Corp.	56,459	193

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Telecom – 1.2% – continued

Enventis Corp.	7,465	$136

FairPoint Communications, Inc. *	11,434	173

General Communication, Inc., Class A *	19,802	216

Global Eagle Entertainment, Inc. *	21,026	236

Globalstar, Inc. *	150,028	549

Gogo, Inc. *	30,524	515

GTT Communications, Inc. *	7,768	93

Hawaiian Telcom Holdco, Inc. *	5,690	146

IDT Corp., Class B	9,277	149

Inteliquent, Inc.	17,884	223

Intelsat S.A. *	15,082	259

Internap Network Services Corp. *	29,932	207

Iridium Communications, Inc. *	44,007	389

j2 Global, Inc.	26,016	1,284

Limelight Networks, Inc. *	33,213	78

Lumos Networks Corp.	10,367	168

NTELOS Holdings Corp.	9,337	99

ORBCOMM, Inc. *	24,567	141

Pendrell Corp. *	89,883	120

Premiere Global Services, Inc. *	26,199	314

RigNet, Inc. *	6,573	266

RingCentral, Inc., Class A *	15,434	196

Shenandoah Telecommunications Co.	13,096	325

Spok Holdings, Inc.	11,951	155

TeleCommunication Systems, Inc., Class A *	26,734	75

Vonage Holdings Corp. *	94,517	310

West Corp.	21,044	620

Zix Corp. *	32,660	112
		10,990

Transportation & Logistics – 1.9%

Air Transport Services Group, Inc. *	28,826	210

ArcBest Corp.	14,198	530

Ardmore Shipping Corp.	9,943	108

Atlas Air Worldwide Holdings, Inc. *	13,766	455

Baltic Trading Ltd.	27,098	112

Celadon Group, Inc.	11,375	221

DHT Holdings, Inc.	50,542	311

Dorian LPG Ltd. *	4,027	72

Echo Global Logistics, Inc. *	12,737	300

Forward Air Corp.	17,074	765

Frontline Ltd. *	36,537	46

GasLog Ltd.	22,995	506

Heartland Express, Inc.	29,762	713

Hornbeck Offshore Services, Inc. *	19,820	649

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Transportation & Logistics – 1.9% – continued

Hub Group, Inc., Class A *	20,120	$815

International Shipholding Corp.	3,199	57

Knight Transportation, Inc.	32,742	897

Knightsbridge Tankers Ltd.	18,500	164

Marten Transport Ltd.	13,116	234

Matson, Inc.	23,473	588

Mobile Mini, Inc.	25,562	894

ModusLink Global Solutions, Inc. *	20,052	72

Navios Maritime Acq Corp.	45,350	123

Navios Maritime Holdings, Inc.	43,724	262

Nordic American Offshore Ltd.	9,977	176

Nordic American Tankers Ltd.	48,542	386

P.A.M. Transportation Services, Inc. *	1,775	64

Patriot Transportation Holding, Inc. *	3,624	123

Quality Distribution, Inc. *	15,073	193

Roadrunner Transportation Systems, Inc. *	15,145	345

Safe Bulkers, Inc.	21,425	143

Saia, Inc. *	13,463	667

Scorpio Bulkers, Inc. *	73,502	428

Scorpio Tankers, Inc.	94,004	781

Ship Finance International Ltd.	32,280	546

Stamps.com, Inc. *	7,697	244

Swift Transportation Co. *	46,569	977

Teekay Tankers Ltd., Class A	33,923	127

Ultrapetrol Bahamas Ltd. *	12,015	37

Universal Truckload Services, Inc.	3,623	88

USA Truck, Inc. *	3,452	60

UTi Worldwide, Inc. *	49,966	531

Werner Enterprises, Inc.	24,447	616

XPO Logistics, Inc. *	28,749	1,083

YRC Worldwide, Inc. *	16,994	345
		17,064

Transportation Equipment – 0.3%

Accuride Corp. *	21,224	81

American Railcar Industries, Inc.	5,143	380

Commercial Vehicle Group, Inc. *	14,572	90

FreightCar America, Inc.	6,649	222

Greenbrier (The) Cos., Inc.	15,102	1,108

Meritor, Inc. *	53,481	580

Spartan Motors, Inc.	18,650	87

Wabash National Corp. *	37,616	501
		3,049

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Utilities – 3.2%

Abengoa Yield PLC *	15,630	$556

ALLETE, Inc.	23,184	1,029

American States Water Co.	21,140	643

Artesian Resources Corp., Class A	4,277	86

Atlantic Power Corp.	66,522	158

Avista Corp.	33,004	1,008

Black Hills Corp.	24,428	1,170

California Water Service Group	26,065	585

Chesapeake Utilities Corp.	7,904	329

Cleco Corp.	33,044	1,591

Connecticut Water Service, Inc.	6,009	195

Dynegy, Inc. *	54,918	1,585

El Paso Electric Co.	22,047	806

Empire District Electric (The) Co.	23,533	568

IDACORP, Inc.	27,571	1,478

Laclede Group (The), Inc.	23,594	1,095

MGE Energy, Inc.	18,884	704

Middlesex Water Co.	8,822	173

New Jersey Resources Corp.	23,071	1,165

Northwest Natural Gas Co.	14,803	625

NorthWestern Corp.	21,443	973

NRG Yield, Inc., Class A	13,005	612

ONE Gas, Inc.	28,443	974

Ormat Technologies, Inc.	9,787	257

Otter Tail Corp.	19,849	529

Pattern Energy Group, Inc.	21,583	667

Piedmont Natural Gas Co., Inc.	42,775	1,434

PNM Resources, Inc.	43,579	1,086

PNM Resources, Inc. – (Fractional Shares) (1)	50,000	–

Portland General Electric Co.	42,880	1,377

SJW Corp.	8,474	228

South Jersey Industries, Inc.	18,056	964

Southwest Gas Corp.	25,484	1,238

Spark Energy, Inc., Class A *	1,585	28

UIL Holdings Corp.	30,976	1,097

Unitil Corp.	7,638	237

WGL Holdings, Inc.	28,438	1,198

York Water Co.	7,150	143
		28,591

Waste & Environment Services & Equipment – 0.5%

Advanced Emissions Solutions, Inc. *	11,970	255

Cantel Medical Corp.	18,461	635

Casella Waste Systems, Inc., Class A *	21,309	82

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Waste & Environment Services & Equipment – 0.5% – continued

Ceco Environmental Corp.	11,596	$155

CLARCOR, Inc.	27,639	1,743

Energy Recovery, Inc. *	21,218	75

Heritage-Crystal Clean, Inc. *	5,047	75

Nuverra Environmental Solutions, Inc. *	8,311	123

Quest Resource Holding Corp. *	7,020	12

Tetra Tech, Inc.	35,575	889

US Ecology, Inc.	11,769	550

Vertex Energy, Inc. *	7,190	50
		4,644
Total Common Stocks
(Cost $676,674)		884,265

OTHER – 0.0% (2)

Escrow DLB Oil & Gas *	1,200	–

Escrow Gerber Scientific, Inc. *	9,016	–

Escrow Position PetroCorp *	420	–
Total Other
(Cost $ – )		–

RIGHTS – 0.0%

Banking – 0.0%

CSF Holdings, Inc. (1)*	6,212	–

Biotechnology & Pharmaceuticals – 0.0%

Omthera Pharmaceuticals, Inc. (Contingent Value Rights) (1)*	3,681	–

Telecom – 0.0%

Leap Wireless International, Inc. (Contingent Value Rights) (1)*	30,708	–
Total Rights
(Cost $ – )		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Magnum Hunter Resources Corp., Exp. 4/15/16, Strike $8.50 *	9,488	$–

Tejon Ranch Co., Exp. 8/31/16, Strike $40.00 *	1,122	2
Total Warrants
(Cost $7)		2

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (3)(4)	15,543,571	$15,544
Total Investment Companies
(Cost $15,544)		15,544

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U. S. Treasury Bill, 0.04%, 10/2/14 (5)	$1,655	$1,655
Total Short-Term Investments
(Cost $1,655)		1,655

Total Investments – 99.5%
(Cost $693,880)		901,466

Other Assets less Liabilities – 0.5%		4,664
NET ASSETS – 100.0%		$906,130

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $31,475,000 with net sales of approximately $15,931,000 during the six months ended September 30, 2014.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	200	$21,932	Long	12/14	$(892)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	3.2
Energy	5.6
Financials	23.7
Health Care	13.5
Industrials	13.8
Information Technology	17.9
Materials	5.0
Telecommunication Services	0.8
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$884,265	(1)	$–	$–	$884,265
Warrants	–		2		2
Investment Companies	15,544		–	–	15,544
Short-Term Investments	–		1,655	–	1,655
Total Investments	$899,809		$1,657	$–	$901,466

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(892)	$–	$–	$(892)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Warrants
Real Estate	$2	Bid price used

At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000s)	Reason
Common Stocks
Biotechnology & Pharmaceuticals	$108	Valuations at official close price.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6%

Aerospace & Defense – 2.2%

Boeing (The) Co.	221,837	$28,258

General Dynamics Corp.	106,909	13,587

L-3 Communications Holdings, Inc.	28,665	3,409

Lockheed Martin Corp.	88,151	16,112

Northrop Grumman Corp.	70,788	9,327

Precision Castparts Corp.	47,811	11,326

Raytheon Co.	103,526	10,520

Rockwell Collins, Inc.	44,608	3,502

Textron, Inc.	92,670	3,335

United Technologies Corp.	278,875	29,449
		128,825

Apparel & Textile Products – 0.8%

Fossil Group, Inc. *	15,685	1,473

Michael Kors Holdings Ltd. *	67,548	4,822

NIKE, Inc., Class B	236,210	21,070

PVH Corp.	27,362	3,315

Ralph Lauren Corp.	19,524	3,216

Under Armour, Inc., Class A *	53,796	3,717

VF Corp.	113,626	7,503
		45,116

Asset Management – 0.9%

Affiliated Managers Group, Inc. *	18,282	3,663

BlackRock, Inc.	41,360	13,579

Charles Schwab (The) Corp.	383,931	11,284

E*TRADE Financial Corp. *	94,870	2,143

Franklin Resources, Inc.	132,575	7,240

Invesco Ltd.	142,608	5,630

Legg Mason, Inc.	33,952	1,737

Leucadia National Corp.	105,481	2,515

T Rowe Price Group, Inc.	87,049	6,825
		54,616

Automotive – 1.0%

BorgWarner, Inc.	75,571	3,976

Delphi Automotive PLC	94,756	5,812

Ford Motor Co.	1,265,284	18,713

General Motors Co.	437,715	13,980

Goodyear Tire & Rubber (The) Co.	90,723	2,049

Harley-Davidson, Inc.	72,474	4,218

Harman International Industries, Inc.	22,334	2,190

Johnson Controls, Inc.	219,605	9,663
		60,601

Banking – 5.9%

Bank of America Corp.	3,461,255	59,014

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Banking – 5.9% – continued

BB&T Corp.	237,561	$8,840

Citigroup, Inc.	997,362	51,683

Comerica, Inc.	59,959	2,990

Fifth Third Bancorp	275,242	5,510

Hudson City Bancorp, Inc.	155,300	1,509

Huntington Bancshares, Inc.	263,973	2,568

JPMorgan Chase & Co.	1,249,065	75,244

KeyCorp	283,328	3,777

M&T Bank Corp.	43,544	5,369

People’s United Financial, Inc.	102,835	1,488

PNC Financial Services Group (The), Inc.	176,613	15,115

Regions Financial Corp.	435,899	4,376

SunTrust Banks, Inc.	176,754	6,722

US Bancorp	597,527	24,995

Wells Fargo & Co.	1,576,923	81,795

Zions Bancorporation	60,951	1,771
		352,766

Biotechnology & Pharmaceuticals – 8.8%

AbbVie, Inc.	523,985	30,265

Actavis PLC *	87,640	21,146

Alexion Pharmaceuticals, Inc. *	65,424	10,849

Allergan, Inc.	98,241	17,506

Amgen, Inc.	250,296	35,157

Biogen Idec, Inc. *	78,427	25,944

Bristol-Myers Squibb Co.	547,984	28,046

Celgene Corp. *	264,780	25,096

Eli Lilly & Co.	325,755	21,125

Gilead Sciences, Inc. *	498,305	53,045

Hospira, Inc. *	55,682	2,897

Johnson & Johnson	934,546	99,613

Mallinckrodt PLC *	37,428	3,374

Merck & Co., Inc.	959,082	56,854

Mylan, Inc. *	123,579	5,622

Perrigo Co. PLC	44,380	6,665

Pfizer, Inc.	2,087,894	61,739

Regeneron Pharmaceuticals, Inc. *	25,222	9,093

Vertex Pharmaceuticals, Inc. *	78,357	8,800

Zoetis, Inc.	165,200	6,104
		528,940

Chemicals – 2.3%

Air Products & Chemicals, Inc.	65,610	8,541

Airgas, Inc.	22,321	2,470

Avery Dennison Corp.	31,353	1,400

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Chemicals – 2.3% – continued

CF Industries Holdings, Inc.	17,141	$4,786

Dow Chemical (The) Co.	376,588	19,748

E.I. du Pont de Nemours & Co.	303,515	21,780

Eastman Chemical Co.	49,604	4,013

FMC Corp.	44,330	2,535

International Flavors & Fragrances, Inc.	27,000	2,589

LyondellBasell Industries N.V., Class A	138,583	15,059

Monsanto Co.	173,287	19,497

Mosaic (The) Co.	106,896	4,747

PPG Industries, Inc.	45,834	9,017

Praxair, Inc.	96,854	12,494

Sherwin-Williams (The) Co.	27,997	6,131

Sigma-Aldrich Corp.	39,159	5,326
		140,133

Commercial Services – 0.3%

ADT (The) Corp.	57,587	2,042

Cintas Corp.	33,760	2,383

Ecolab, Inc.	89,391	10,265

H&R Block, Inc.	90,437	2,804

Robert Half International, Inc.	45,757	2,242
		19,736

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	20,092	2,591

Vulcan Materials Co.	43,457	2,617
		5,208

Consumer Products – 7.1%

Altria Group, Inc.	654,559	30,070

Archer-Daniels-Midland Co.	214,954	10,984

Avon Products, Inc.	143,198	1,804

Brown-Forman Corp., Class B	53,570	4,833

Campbell Soup Co.	58,968	2,520

Clorox (The) Co.	42,353	4,068

Coca-Cola (The) Co.	1,298,793	55,407

Coca-Cola Enterprises, Inc.	77,044	3,418

Colgate-Palmolive Co.	285,783	18,639

ConAgra Foods, Inc.	139,445	4,607

Constellation Brands, Inc., Class A *	55,811	4,864

Dr Pepper Snapple Group, Inc.	64,727	4,163

Estee Lauder (The) Cos., Inc., Class A	78,299	5,851

General Mills, Inc.	203,056	10,244

Hershey (The) Co.	49,394	4,714

Hormel Foods Corp.	44,447	2,284

JM Smucker (The) Co.	34,224	3,388

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Consumer Products – 7.1% – continued

Kellogg Co.	84,158	$5,184

Keurig Green Mountain, Inc.	41,970	5,462

Kimberly-Clark Corp.	124,667	13,410

Kraft Foods Group, Inc.	197,198	11,122

Lorillard, Inc.	120,004	7,189

McCormick & Co., Inc. (Non Voting)	42,900	2,870

Mead Johnson Nutrition Co.	66,803	6,428

Molson Coors Brewing Co., Class B	52,809	3,931

Mondelez International, Inc., Class A	557,016	19,086

Monster Beverage Corp. *	44,779	4,105

PepsiCo, Inc.	500,041	46,549

Philip Morris International, Inc.	518,864	43,273

Procter & Gamble (The) Co.	893,700	74,838

Reynolds American, Inc.	102,763	6,063

Tyson Foods, Inc., Class A	97,230	3,828
		425,196

Containers & Packaging – 0.8%

3M Co.	212,332	30,083

Ball Corp.	46,113	2,918

Bemis Co., Inc.	33,414	1,270

International Paper Co.	143,100	6,832

MeadWestvaco Corp.	55,446	2,270

Owens-Illinois, Inc. *	54,277	1,414

Sealed Air Corp.	64,603	2,253
		47,040

Design, Manufacturing & Distribution – 0.0%

Jabil Circuit, Inc.	62,149	1,254

Distributors – Consumer Staples – 0.1%

Sysco Corp.	193,937	7,360

Distributors – Discretionary – 0.1%

Fastenal Co.	90,140	4,047

Genuine Parts Co.	50,501	4,430
		8,477

Electrical Equipment – 3.0%

Allegion PLC	29,403	1,401

AMETEK, Inc.	80,672	4,051

Amphenol Corp., Class A	51,890	5,182

Dover Corp.	55,021	4,420

Eaton Corp. PLC	157,579	9,986

Emerson Electric Co.	232,410	14,544

General Electric Co.	3,308,185	84,756

Honeywell International, Inc.	258,928	24,111

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Electrical Equipment – 3.0% – continued

Ingersoll-Rand PLC	84,623	$4,769

Rockwell Automation, Inc.	45,751	5,027

Roper Industries, Inc.	33,097	4,842

TE Connectivity Ltd.	135,384	7,485

Tyco International Ltd.	150,169	6,693
		177,267

Engineering & Construction Services – 0.1%

Fluor Corp.	52,589	3,512

Jacobs Engineering Group, Inc. *	43,473	2,122

Quanta Services, Inc. *	71,665	2,601
		8,235

Gaming, Lodging & Restaurants – 1.6%

Carnival Corp.	144,471	5,803

Chipotle Mexican Grill, Inc. *	10,276	6,850

Darden Restaurants, Inc.	44,052	2,267

Marriott International, Inc., Class A	72,734	5,084

McDonald’s Corp.	325,729	30,882

Starbucks Corp.	248,818	18,776

Starwood Hotels & Resorts Worldwide, Inc.	63,416	5,277

Wyndham Worldwide Corp.	42,029	3,415

Wynn Resorts Ltd.	26,906	5,034

Yum! Brands, Inc.	145,983	10,508
		93,896

Hardware – 5.5%

Apple, Inc.	1,977,978	199,281

Cisco Systems, Inc.	1,675,260	42,166

Corning, Inc.	428,085	8,279

EMC Corp.	661,425	19,353

F5 Networks, Inc. *	24,924	2,959

FLIR Systems, Inc.	46,718	1,464

Garmin Ltd.	40,675	2,115

Harris Corp.	35,328	2,346

Hewlett-Packard Co.	615,889	21,846

Juniper Networks, Inc.	145,596	3,225

Motorola Solutions, Inc.	75,077	4,751

NetApp, Inc.	106,636	4,581

Pitney Bowes, Inc.	67,549	1,688

Seagate Technology PLC	108,188	6,196

Western Digital Corp.	70,044	6,817
		327,067

Health Care Facilities & Services – 2.1%

Aetna, Inc.	118,190	9,573

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Health Care Facilities & Services – 2.1% – continued

AmerisourceBergen Corp.	73,351	$5,670

Cardinal Health, Inc.	112,163	8,403

Cigna Corp.	88,837	8,057

DaVita HealthCare Partners, Inc. *	58,984	4,314

Express Scripts Holding Co. *	250,520	17,694

Humana, Inc.	51,184	6,669

Laboratory Corp. of America Holdings *	28,086	2,858

McKesson Corp.	76,249	14,843

Patterson Cos., Inc.	26,712	1,107

Quest Diagnostics, Inc.	47,637	2,891

Tenet Healthcare Corp. *	32,296	1,918

UnitedHealth Group, Inc.	322,858	27,846

Universal Health Services, Inc., Class B	27,559	2,880

WellPoint, Inc.	92,494	11,064
		125,787

Home & Office Products – 0.5%

DR Horton, Inc.	106,051	2,176

Leggett & Platt, Inc.	45,415	1,586

Lennar Corp., Class A	57,940	2,250

Masco Corp.	118,150	2,826

Mohawk Industries, Inc. *	20,387	2,748

Newell Rubbermaid, Inc.	91,916	3,163

PulteGroup, Inc.	112,751	1,991

Snap-on, Inc.	19,240	2,330

Stanley Black & Decker, Inc.	51,517	4,574

Whirlpool Corp.	25,754	3,751
		27,395

Industrial Services – 0.1%

United Rentals, Inc. *	29,233	3,248

WW Grainger, Inc.	20,226	5,090
		8,338

Institutional Financial Services – 1.5%

Bank of New York Mellon (The) Corp.	374,905	14,520

CME Group, Inc.	104,568	8,361

Goldman Sachs Group (The), Inc.	137,039	25,156

Intercontinental Exchange, Inc.	38,055	7,423

Morgan Stanley	498,254	17,225

NASDAQ OMX Group (The), Inc.	39,313	1,668

Northern Trust Corp. (1)(2)	71,137	4,839

State Street Corp.	142,836	10,514
		89,706

Insurance – 4.2%

ACE Ltd.	111,665	11,710

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Insurance – 4.2% – continued

Aflac, Inc.	150,010	$8,738

Allstate (The) Corp.	143,507	8,807

American International Group, Inc.	476,566	25,744

American International Group, Inc. (Fractional Shares) (3)*	81,909	–

Ameriprise Financial, Inc.	62,902	7,761

Aon PLC	98,026	8,594

Assurant, Inc.	23,871	1,535

Berkshire Hathaway, Inc., Class B *	600,970	83,018

Chubb (The) Corp.	80,769	7,356

Cincinnati Financial Corp.	48,661	2,290

Genworth Financial, Inc., Class A *	155,274	2,034

Hartford Financial Services Group (The), Inc.	148,668	5,538

Lincoln National Corp.	87,061	4,665

Loews Corp.	101,178	4,215

Marsh & McLennan Cos., Inc.	181,902	9,521

MetLife, Inc.	370,345	19,895

Principal Financial Group, Inc.	90,404	4,744

Progressive (The) Corp.	180,710	4,568

Prudential Financial, Inc.	152,963	13,452

Torchmark Corp.	43,410	2,273

Travelers (The) Cos., Inc.	114,915	10,795

Unum Group	85,540	2,941

XL Group PLC	89,157	2,957
		253,151

Iron & Steel – 0.1%

Allegheny Technologies, Inc.	35,834	1,329

Nucor Corp.	105,138	5,707
		7,036

Leisure Products – 0.1%

Hasbro, Inc.	38,130	2,097

Mattel, Inc.	112,200	3,439
		5,536

Machinery – 1.0%

Caterpillar, Inc.	206,408	20,441

Deere & Co.	119,060	9,762

Flowserve Corp.	45,079	3,179

Illinois Tool Works, Inc.	123,974	10,466

Joy Global, Inc.	32,898	1,794

Parker Hannifin Corp.	49,238	5,620

Pentair PLC	64,354	4,215

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Machinery – 1.0% – continued

Xylem, Inc.	60,843	$2,159
		57,636

Media – 6.8%

Alliance Data Systems Corp. *	17,920	4,449

Cablevision Systems Corp., Class A (New York Group)	72,556	1,270

CBS Corp., Class B (Non Voting)	159,361	8,526

Comcast Corp., Class A	857,777	46,131

DIRECTV *	162,770	14,083

Discovery Communications, Inc., Class A *	56,228	2,125

Discovery Communications, Inc., Class C *	82,863	3,089

Expedia, Inc.	33,755	2,958

Facebook, Inc., Class A *	644,452	50,937

Gannett Co., Inc.	75,086	2,228

Google, Inc., Class A *	93,673	55,118

Google, Inc., Class C *	93,673	54,083

Interpublic Group of (The) Cos., Inc.	139,574	2,557

News Corp., Class A *	164,420	2,688

Omnicom Group, Inc.	85,691	5,901

Priceline Group (The), Inc. *	17,341	20,091

Scripps Networks Interactive, Inc., Class A	35,392	2,764

Time Warner Cable, Inc.	92,113	13,217

Time Warner, Inc.	286,557	21,552

TripAdvisor, Inc. *	37,727	3,449

Twenty-First Century Fox, Inc., Class A	614,626	21,076

VeriSign, Inc. *	41,273	2,275

Viacom, Inc., Class B	127,994	9,848

Walt Disney (The) Co.	525,611	46,795

Yahoo!, Inc. *	304,614	12,413
		409,623

Medical Equipment & Devices – 2.7%

Abbott Laboratories	496,559	20,652

Agilent Technologies, Inc.	110,585	6,301

Baxter International, Inc.	179,491	12,882

Becton Dickinson and Co.	64,040	7,288

Boston Scientific Corp. *	428,291	5,058

CareFusion Corp. *	68,037	3,079

Covidien PLC	149,084	12,897

CR Bard, Inc.	25,180	3,594

Danaher Corp.	198,895	15,112

DENTSPLY International, Inc.	46,842	2,136

Edwards Lifesciences Corp.*	34,586	3,533

Intuitive Surgical, Inc. *	11,887	5,490

Medtronic, Inc.	328,441	20,347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Medical Equipment & Devices – 2.7% – continued

Pall Corp.	36,354	$3,043

PerkinElmer, Inc.	37,735	1,645

St. Jude Medical, Inc.	94,168	5,662

Stryker Corp.	97,885	7,904

Thermo Fisher Scientific, Inc.	131,858	16,047

Varian Medical Systems, Inc. *	34,645	2,776

Waters Corp. *	28,162	2,792

Zimmer Holdings, Inc.	55,467	5,577
		163,815

Metals & Mining – 0.4%

Alcoa, Inc.	373,354	6,007

Freeport-McMoRan, Inc.	340,435	11,115

Newmont Mining Corp.	160,300	3,695
		20,817

Oil, Gas & Coal – 9.4%

Anadarko Petroleum Corp.	167,001	16,941

Apache Corp.	127,556	11,974

Baker Hughes, Inc.	143,898	9,362

Cabot Oil & Gas Corp.	137,584	4,498

Cameron International Corp. *	67,215	4,462

Chesapeake Energy Corp.	167,410	3,849

Chevron Corp.	628,677	75,014

Cimarex Energy Co.	28,779	3,641

ConocoPhillips	405,992	31,066

CONSOL Energy, Inc.	75,583	2,862

Denbury Resources, Inc.	116,971	1,758

Devon Energy Corp.	126,809	8,646

Diamond Offshore Drilling, Inc.	22,909	785

Ensco PLC, Class A	77,308	3,194

EOG Resources, Inc.	180,711	17,894

EQT Corp.	50,181	4,593

Exxon Mobil Corp.	1,413,760	132,964

FMC Technologies, Inc. *	78,157	4,245

Halliburton Co.	279,286	18,017

Helmerich & Payne, Inc.	35,761	3,500

Hess Corp.	87,310	8,235

Kinder Morgan, Inc.	209,954	8,050

Marathon Oil Corp.	221,046	8,309

Marathon Petroleum Corp.	95,447	8,081

Murphy Oil Corp.	55,621	3,165

Nabors Industries Ltd.	94,182	2,144

National Oilwell Varco, Inc.	141,887	10,798

Newfield Exploration Co. *	44,848	1,662

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Oil, Gas & Coal – 9.4% – continued

Noble Corp. PLC	80,069	$1,779

Noble Energy, Inc.	118,599	8,107

Occidental Petroleum Corp.	258,771	24,881

ONEOK, Inc.	68,385	4,483

Phillips 66	187,118	15,214

Pioneer Natural Resources Co.	47,300	9,317

QEP Resources, Inc.	60,194	1,853

Range Resources Corp.	55,771	3,782

Schlumberger Ltd.	429,817	43,708

Southwestern Energy Co. *	117,211	4,096

Spectra Energy Corp.	222,083	8,719

Tesoro Corp.	42,748	2,607

Transocean Ltd.	109,207	3,491

Valero Energy Corp.	174,370	8,068

Williams (The) Cos., Inc.	227,450	12,589
		562,403

Passenger Transportation – 0.3%

Delta Air Lines, Inc.	277,680	10,038

Southwest Airlines Co.	225,645	7,620
		17,658

Real Estate – 0.0%

CBRE Group, Inc., Class A *	91,708	2,727

Real Estate Investment Trusts – 2.1%

American Tower Corp.	130,750	12,242

Apartment Investment & Management Co., Class A	48,263	1,536

AvalonBay Communities, Inc.	41,379	5,833

Boston Properties, Inc.	50,760	5,876

Crown Castle International Corp.	110,265	8,880

Equity Residential	114,973	7,080

Essex Property Trust, Inc.	20,582	3,679

General Growth Properties, Inc.	195,462	4,603

HCP, Inc.	151,577	6,019

Health Care REIT, Inc.	106,124	6,619

Host Hotels & Resorts, Inc.	250,107	5,335

Iron Mountain, Inc.	55,924	1,826

Kimco Realty Corp.	135,269	2,964

Macerich (The) Co.	46,431	2,964

Plum Creek Timber Co., Inc.	58,955	2,300

ProLogis, Inc.	165,694	6,247

Public Storage	47,949	7,952

Simon Property Group, Inc.	102,491	16,851

Ventas, Inc.	97,605	6,047

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Real Estate Investment Trusts – 2.1% – continued

Vornado Realty Trust	57,839	$5,781

Weyerhaeuser Co.	174,089	5,546
		126,180

Renewable Energy – 0.0%

First Solar, Inc. *	23,449	1,543

Retail – Consumer Staples – 2.5%

Costco Wholesale Corp.	144,776	18,143

CVS Health Corp.	385,361	30,671

Dollar General Corp. *	98,637	6,028

Dollar Tree, Inc. *	68,778	3,856

Family Dollar Stores, Inc.	31,810	2,457

Kroger (The) Co.	166,505	8,658

Safeway, Inc.	75,808	2,600

Target Corp.	209,324	13,121

Walgreen Co.	286,717	16,994

Wal-Mart Stores, Inc.	526,146	40,234

Whole Foods Market, Inc.	119,328	4,548
		147,310

Retail – Discretionary – 3.5%

Amazon.com, Inc. *	125,045	40,320

AutoNation, Inc. *	20,807	1,047

AutoZone, Inc. *	10,972	5,592

Bed Bath & Beyond, Inc. *	67,418	4,438

Best Buy Co., Inc.	91,087	3,060

CarMax, Inc. *	72,797	3,381

Coach, Inc.	90,923	3,238

eBay, Inc. *	367,969	20,838

GameStop Corp., Class A	38,094	1,569

Gap (The), Inc.	85,658	3,571

Home Depot (The), Inc.	448,454	41,141

Kohl’s Corp.	64,236	3,920

L Brands, Inc.	81,320	5,447

Lowe’s Cos., Inc.	327,788	17,347

Macy’s, Inc.	117,365	6,828

Netflix, Inc. *	19,824	8,944

Nordstrom, Inc.	46,749	3,196

O’Reilly Automotive, Inc. *	35,181	5,290

PetSmart, Inc.	32,788	2,298

Ross Stores, Inc.	70,089	5,297

Staples, Inc.	205,613	2,488

Tiffany & Co.	36,827	3,547

TJX (The) Cos., Inc.	229,817	13,598

Tractor Supply Co.	45,758	2,815

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Retail – Discretionary – 3.5% – continued

Urban Outfitters, Inc. *	33,621	$1,234
		210,444

Semiconductors – 3.2%

Altera Corp.	104,133	3,726

Analog Devices, Inc.	103,757	5,135

Applied Materials, Inc.	395,940	8,556

Avago Technologies Ltd.	83,201	7,239

Broadcom Corp., Class A	181,212	7,325

Intel Corp.	1,629,469	56,738

KLA-Tencor Corp.	54,761	4,314

Lam Research Corp.	53,859	4,023

Linear Technology Corp.	78,129	3,468

Microchip Technology, Inc.	66,196	3,127

Micron Technology, Inc. *	357,124	12,235

NVIDIA Corp.	179,561	3,313

QUALCOMM, Inc.	556,772	41,630

SanDisk Corp.	74,970	7,343

Texas Instruments, Inc.	354,610	16,911

Xilinx, Inc.	89,020	3,770
		188,853

Software – 3.8%

Adobe Systems, Inc. *	153,165	10,597

Autodesk, Inc. *	75,618	4,167

CA, Inc.	104,797	2,928

Cerner Corp. *	97,349	5,799

Citrix Systems, Inc. *	53,938	3,848

Electronic Arts, Inc. *	104,003	3,704

Intuit, Inc.	93,963	8,236

Microsoft Corp.	2,719,604	126,081

Oracle Corp.	1,082,431	41,435

Red Hat, Inc. *	62,519	3,510

salesforce.com, Inc. *	189,795	10,919

Symantec Corp.	223,983	5,266

Teradata Corp. *	52,394	2,196
		228,686

Specialty Finance – 2.1%

American Express Co.	299,728	26,238

Capital One Financial Corp.	187,770	15,326

Discover Financial Services	154,132	9,925

Fidelity National Information Services, Inc.	95,435	5,373

Fiserv, Inc. *	82,339	5,322

MasterCard, Inc., Class A	329,417	24,350

Navient Corp.	140,123	2,482

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Specialty Finance – 2.1% – continued

Total System Services, Inc.	55,083	$1,705

Visa, Inc., Class A	164,185	35,032

Western Union (The) Co.	173,129	2,777
		128,530

Technology Services – 2.2%

Accenture PLC, Class A	209,067	17,001

Automatic Data Processing, Inc.	159,329	13,237

Cognizant Technology Solutions Corp., Class A *	198,912	8,905

Computer Sciences Corp.	47,842	2,926

Dun & Bradstreet (The) Corp.	12,319	1,447

Equifax, Inc.	40,702	3,042

International Business Machines Corp.	308,378	58,539

McGraw Hill Financial, Inc.	90,077	7,607

Moody’s Corp.	62,081	5,867

Nielsen N.V.	99,762	4,423

Paychex, Inc.	107,455	4,750

Xerox Corp.	353,620	4,678
		132,422

Telecom – 2.4%

Akamai Technologies, Inc. *	58,839	3,519

AT&T, Inc.	1,707,216	60,162

CenturyLink, Inc.	188,851	7,722

Frontier Communications Corp.	318,744	2,075

Verizon Communications, Inc.	1,365,597	68,266

Windstream Holdings, Inc.	192,178	2,072
		143,816

Transportation & Logistics – 1.7%

C.H. Robinson Worldwide, Inc.	48,764	3,234

CSX Corp.	329,250	10,556

Expeditors International of Washington, Inc.	65,227	2,647

FedEx Corp.	89,690	14,481

Kansas City Southern	36,479	4,421

Norfolk Southern Corp.	102,428	11,431

Ryder System, Inc.	17,687	1,591

Union Pacific Corp.	298,644	32,379

United Parcel Service, Inc., Class B	233,059	22,907
		103,647

Transportation Equipment – 0.2%

Cummins, Inc.	56,535	7,461

PACCAR, Inc.	117,588	6,688
		14,149

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Utilities – 2.9%

AES Corp.	218,758	$3,102

AGL Resources, Inc.	39,659	2,036

Ameren Corp.	80,028	3,067

American Electric Power Co., Inc.	161,578	8,436

CenterPoint Energy, Inc.	141,483	3,462

CMS Energy Corp.	89,405	2,652

Consolidated Edison, Inc.	96,682	5,478

Dominion Resources, Inc.	192,218	13,280

DTE Energy Co.	58,419	4,445

Duke Energy Corp.	233,737	17,477

Edison International	107,451	6,009

Entergy Corp.	59,517	4,602

Exelon Corp.	280,971	9,578

FirstEnergy Corp.	138,134	4,637

Integrys Energy Group, Inc.	26,578	1,723

NextEra Energy, Inc.	144,130	13,531

NiSource, Inc.	104,442	4,280

Northeast Utilities	104,944	4,649

NRG Energy, Inc.	111,388	3,395

Pepco Holdings, Inc.	83,187	2,226

PG&E Corp.	153,586	6,918

Pinnacle West Capital Corp.	36,873	2,015

PPL Corp.	219,688	7,215

Public Service Enterprise Group, Inc.	166,712	6,208

SCANA Corp.	47,207	2,342

Sempra Energy	75,378	7,943

Southern (The) Co.	294,190	12,841

TECO Energy, Inc.	77,149	1,341

Wisconsin Energy Corp.	74,892	3,220

Xcel Energy, Inc.	165,743	5,039
		173,147

Waste & Environment Services & Equipment – 0.2%

Republic Services, Inc.	88,111	3,438

Stericycle, Inc. *	27,960	3,259

Waste Management, Inc.	142,922	6,793
		13,490
Total Common Stocks
(Cost $3,420,715)		5,795,578

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)(5)	178,498,076	$178,498
Total Investment Companies
(Cost $178,498)		178,498

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U. S. Treasury Bill,
0.03%, 10/2/14 (6)	$13,245	$13,245
0.02%, 4/30/15 (6)	100	100
Total Short-Term Investments
(Cost $13,345)		13,345

Total Investments – 99.8%
(Cost $3,612,558)		5,987,421

Other Assets less Liabilities – 0.2%		9,485
NET ASSETS – 100.0%		$5,996,906

(1)	At March 31, 2014, the value of the Fund’s investment in Northern Trust Corp. was approximately $4,664,000. There were no purchases and sales during the six months ended September 30, 2014. The change in net unrealized appreciation during the six months ended September 30, 2014, was approximately $175,000.
(2)	Investment in affiliate.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $120,845,000 with net purchases of approximately $57,653,000 during the six months ended September 30, 2014.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P 500	2,050	$201,464	Long	12/14	$(1,993)

At September 30, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	9.6
Energy	9.7
Financials	16.3
Health Care	13.9
Industrials	10.3
Information Technology	19.6
Materials	3.5
Telecommunication Services	2.4
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$5,795,578	(1)	$ –	$–	$5,795,578
Investment Companies	178,498		–	–	178,498
Short-Term Investments	–		13,345	–	13,345
Total Investments	$5,974,076		$13,345	$–	$5,987,421

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,993)		$ –	$–	$(1,993)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts, in Net change in unrealized appreciation (depreciation) on futures contracts.

At September 30, 2014, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $2,815,000, $1,655,000 and $13,345,000, respectively. The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2014. The aggregate fair value of cash and foreign currencies to cover margin requirements for open positions was approximately $2,174,000, $1,452,000, $180,000 and $3,896,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees were approximately $2,000 and $1,000 for the six months ended September 30, 2014, for the Emerging Markets Equity Index and Global Real Estate Index Funds, respectively. Redemption fees were less than $500 for the six months ended September 30, 2014, for the Global Sustainability Index Fund and International Equity Index Fund. Redemption fees were approximately $2,000, $2,000 and $1,000 for the fiscal year ended March 31, 2014, for the Emerging Markets Equity Index, Global Real Estate Index and Global Sustainability Index Funds, respectively. Redemption fees were less than $500 for the fiscal year ended March 31, 2014, for the International Equity Index Fund. These amounts are included in Payments for Shares Redeemed in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

EQUITY INDEX FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs’’) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2014, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	CAPITAL STOCK
Emerging Markets Equity Index	$(1,214)	$1,214	$ —
Global Real Estate Index	259	(259)	—
Global Sustainability Index	(16)	16	—
International Equity Index	(716)	(11,564)	12,280
Mid Cap Index	(741)	741	—
Small Cap Index	(238)	(9,463)	9,701
Stock Index	(978)	(19,766)	20,744

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2013, through the fiscal year ended March 31, 2014, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands
Emerging Markets Equity Index	$68,892
International Equity Index	$610

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Emerging Markets Equity Index	$2,967	$46,010
International Equity Index	—	56,856	*

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2014, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2017		MARCH 31, 2018		MARCH 31, 2019
Emerging Markets Equity Index	$12,794		$101,299		$4,624
Global Sustainability Index	—		—		2,330
International Equity Index	63,735	*	194,512	*	11,357	*
Stock Index	1,886	*	3,047	*	—

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2019.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The Global Real Estate Index Fund has elected to defer net capital losses and/or Section 988 net currency losses incurred from November 1, 2013 through November 30, 2013, the Fund’s last tax year end, as having arisen on the first day of the following tax year:

Amounts in thousands
Global Real Estate Index	$5,417

At November 30, 2013, the Global Real Estate Index Fund’s last tax year end, there were no post enactment losses.

At November 30, 2013, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2016	NOVEMBER 30, 2017	NOVEMBER 30, 2018	NOVEMBER 30, 2019
Global Real Estate Index	$97,667	$496,446	$10,164	$13,694

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2014, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Emerging Markets Equity Index	$9,350	$ —	$241,006
Global Sustainability Index	1,754	—	46,409
International Equity Index	59,018	—	658,572
Mid Cap Index	6,812	21,335	362,780
Small Cap Index	2,363	2,685	294,777
Stock Index	13,664	17,096	1,968,268

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2013, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Real Estate Index	$19,657	$ —	$102,340

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$42,947	$ —
Global Sustainability Index	2,889	—
International Equity Index	83,000	—
Mid Cap Index	18,854	29,575
Small Cap Index	10,647	31,922
Stock Index	101,707	17,304

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$44,000	$ —
Global Sustainability Index	2,800	—
International Equity Index	53,302	—
Mid Cap Index	11,362	16,039
Small Cap Index	9,996	4,381
Stock Index	80,033	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2013 and November 30, 2012 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2013 AND NOVEMBER 30, 2012 DISTRIBUTIONS FROM
Amount in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index (2013)	$44,614	$ —
Global Real Estate Index (2012)	19,073	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

EQUITY INDEX FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2013 through March 31, 2014 will be determined at the end of its tax year.

As of March 31, 2014, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Global Real Estate Index Fund, filed for the fiscal years ended March 31, 2011 through March 31, 2013 remain subject to examination by the Internal Revenue Service. The Global Real Estate Index Fund’s federal tax returns filed for the tax years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

At September 30, 2014, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2014 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Global Real Estate Index	$3,033	1.15%

No other Funds incurred any interest expenses during the six months ended September 30, 2014.

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of each Fund have approved a new management agreement, effective June 30, 2014, between the Fund and NTI (the “Management Agreement”), to provide the Fund with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the first table below (expressed as a percentage of each Fund’s respective average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth in the second table below (expressed as a percentage of each Fund’s respective average daily net assets).

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NOTES TO THE FINANCIAL STATEMENTS continued

Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.15% of the average daily net assets of each Fund.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment advisor as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2014, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth below.

	CONTRACTUAL MANAGEMENT FEES
Fund	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.21%	0.30%
Global Real Estate Index	0.40%	0.50%
Global Sustainability Index	0.18%	0.30%
International Equity Index	0.18%	0.25%
Mid Cap Index	0.13%	0.15%
Small Cap Index	0.13%	0.15%
Stock Index	0.08%	0.10%

Prior to June 30, 2014, the annual advisory fees for the Funds were based on the following annual rates as set forth in the table below. There was no change to the contractual expense limitations described above.

Fund	CONTRACTUAL ANNUAL ADVISORY FEE
Emerging Markets Equity Index	0.35%
Global Real Estate Index	0.35%
Global Sustainability Index	0.35%
International Equity Index	0.25%
Mid Cap Index	0.20%
Small Cap Index	0.20%
Stock Index	0.10%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2015. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets, accrued daily and payable monthly. Transfer agent fees are reflected in the Funds’ Statements of Operations.

NTI has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional

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Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include management, transfer agency and custody fees that the money market fund pays to NTI and/or its affiliates. The uninvested cash of each of the Funds currently is invested in the Diversified Assets Portfolio of Northern Institutional Funds. The aggregate annual rate of management, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of the average daily net assets. However, pursuant to the exemptive order, NTI will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Management Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$—	$166,571	$—	$171,834
Global Real Estate Index	—	164,464	—	39,360
Global Sustainability Index	—	23,525	—	7,295
International Equity Index	—	898,890	—	456,497
Mid Cap Index	—	152,386	—	115,156
Small Cap Index	—	117,809	—	133,160
Stock Index	—	83,302	—	77,315

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2014, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Emerging Markets Equity Index	$450,859	$(178,540)	$272,319	$1,662,794
Global Real Estate Index	206,377	(57,560)	148,817	1,365,444
Global Sustainability Index	50,442	(3,518)	46,924	148,671
International Equity Index	673,360	(215,919)	457,441	4,331,216
Mid Cap Index	346,281	(28,990)	317,291	1,058,154
Small Cap Index	254,595	(55,625)	198,970	702,496
Stock Index	2,280,852	(28,942)	2,251,910	3,735,511

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NOTES TO THE FINANCIAL STATEMENTS continued

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE/ (DECREASE) IN SHARES	NET INCREASE/ (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	14,207	$168,933	—	$ —	(16,321)	$(192,392)	(2,114)	$(23,459)
Global Real Estate Index	23,694	235,850	317	3,096	(10,641)	(104,996)	13,370	133,950
Global Sustainability Index	1,766	21,634	—	—	(709)	(8,727)	1,057	12,907
International Equity Index	45,727	577,638	—	—	(18,514)	(233,150)	27,213	344,488
Mid Cap Index	8,974	158,342	—	—	(7,509)	(132,057)	1,465	26,285
Small Cap Index	4,795	58,218	—	—	(6,944)	(84,166)	(2,149)	(25,948)
Stock Index	21,322	512,573	460	11,239	(19,478)	(469,638)	2,304	54,174

Transactions in capital shares for the fiscal year ended March 31, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Emerging Markets Equity Index	59,509	$657,823	345	$3,823	(71,509)	$(780,267)	(11,655)	$(118,621)
Global Real Estate Index	52,043	488,864	673	6,015	(44,023)	(412,238)	8,693	82,641
Global Sustainability Index	2,998	33,803	62	703	(1,301)	(14,336)	1,759	20,170
International Equity Index	177,506	2,099,110	920	10,975	(35,607)	(421,601)	142,819	1,688,484
Mid Cap Index	18,974	305,069	2,184	35,823	(11,018)	(179,207)	10,140	161,685
Small Cap Index	21,226	245,635	2,856	33,781	(17,744)	(206,447)	6,338	72,969
Stock Index	59,157	1,263,937	1,542	33,726	(65,562)	(1,405,809)	(4,863)	(108,146)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2014:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net Assets — Unrealized appreciation	$ —	*	Net Assets — Unrealized depreciation	$(1,919	)*
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	4		Unrealized loss on forward foreign currency exchange contracts	(97)
Global Real Estate Index	Equity contracts	Net Assets — Unrealized appreciation	125	*	Net Assets — Unrealized depreciation	(807	)*
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	140		Unrealized loss on forward foreign currency exchange contracts	(305)

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Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
Global Sustainability Index	Equity contracts	Net Assets — Unrealized appreciation	$9	*	Net Assets — Unrealized depreciation	$(16)	*
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	—		Unrealized loss on forward foreign currency exchange contracts	(13)
International Equity Index	Equity contracts	Net Assets — Unrealized appreciation	492	*	Net Assets — Unrealized depreciation	(721)	*
	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency exchange contracts	4		Unrealized loss on forward foreign currency exchange contracts	(408)
Mid Cap Index	Equity contracts	Net Assets — Unrealized appreciation	—	*	Net Assets — Unrealized depreciation	(883)	*
Small Cap Index	Equity contracts	Net Assets — Unrealized appreciation	—	*	Net Assets — Unrealized depreciation	(892)	*
Stock Index	Equity contracts	Net Assets — Unrealized appreciation	—	*	Net Assets — Unrealized depreciation	(1,993)	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

As of September 30, 2014, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index	UBS	$4	$(4)	$—	$—

	Total	$4	$(4)	$—	$—

Global Real Estate Index	Citibank	$33	$(27)	$—	$6
	Goldman Sachs	19	(14)	—	5
	Morgan Stanley	88	(88)	—	—
	UBS	—	—	—	—

	Total	$140	$(129)	$—	$11

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
International Equity Index	Citibank	$ —	$ —	$ —	$ —
	Goldman Sachs	—	—	—	—
	Morgan Stanley	4	(4)	—	—
	UBS	—	—	—	—

	Total	$4	$(4)	$ —	$ —

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND NAME	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index	UBS	$(97)	$4	$ —	$(93)

	Total	$(97)	$4	$ —	$(93)

Global Real Estate Index	Citibank	$(27)	$27	$ —	$ —
	Goldman Sachs	(14)	14	—	—
	Morgan Stanley	(180)	88	—	(92)
	UBS	(84)	—	—	(84)

	Total	$(305)	$129	$ —	$(176)

Global Sustainability Index	Goldman Sachs	$(1)	$ —	$ —	$(1)
	Morgan Stanley	(6)	—	—	(6)
	UBS	(6)	—	—	(6)

	Total	$(13)	$ —	$ —	$(13)

International Equity Index	Citibank	$(2)	$ —	$ —	$(2)
	Goldman Sachs	(26)	—	—	(26)
	Morgan Stanley	(107)	4	—	(103)
	UBS	(273)	—	—	(273)

	Total	$(408)	$4	$ —	$(404)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2014:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$4,931
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	131

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SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	$2,472
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	(435)
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	393
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	(18)
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	6,705
	Forward foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	(1,293)
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	189
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(962)
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	15,493

Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(3,218)
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(128)
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(903)
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(162)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(94)
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(16)
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,111)
	Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(334)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,168)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(684)
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,122)

Volume of derivative activity for the six months ended September 30, 2014*:

	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Emerging Markets Equity Index	15	$1,827	48	$4,699
Global Real Estate Index	129	927	434	689
Global Sustainability Index	31	143	156	204
International Equity Index	48	2,581	114	2,178
Mid Cap Index	—	—	147	1,290

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NOTES TO THE FINANCIAL STATEMENTS continued

	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Small Cap Index	—	$ —	103	$716
Stock Index	—	—	125	6,131

*	Activity during the period is measured by number of trades during the period and average notional amount forward foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. LEGAL PROCEEDINGS

In December 2007, the Mid Cap Index Fund (the “Fund”), as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits, based on fraudulent transfer claims, seeking to recover, or clawback, proceeds received by shareholders, including the Fund, in the December 2007 merger.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al. (the “Creditor Action”), was initiated on October 22, 2010 and is now pending in the U.S. Bankruptcy court for the Southern District of New York. The Creditor Action asserts causes of action for intentional and constructive fraudulent transfer under state law. On January 14, 2014, the U.S. Bankruptcy Court issued a decision and order dismissing (a) the intentional fraudulent transfer claim as to all defendants (without prejudice), (b) the constructive fraudulent claim as to all conduits and non-beneficial owners of Lyondell stock (with prejudice), and (c) the secured lender deficiency claims that had been assigned to the Creditor Trust. The Court, however, rejected the remaining arguments in the motions to dismiss. It is anticipated that the Creditor Trust will file an amended complaint to replead the intentional fraudulent transfer claim and other claims that were not dismissed.

The second action, Edward S. Weisfelner, as trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al. (the “Litigation Action”), was initiated as a putative defendant class action on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. The Fund, while not expressly named, is included in the definition of the putative class of defendants. A claim for intentional fraudulent transfer under the U.S. Bankruptcy Code is the only remaining claim in this action. On February 4, 2014, the Court stated that the decision and order issued in the Creditor Action is deemed to apply in the Litigation Action. The Litigation Trust has indicated it also intends to file an amended complaint to cure deficiencies in its intentional fraudulent transfer claim.

Both the Creditor and Litigation Actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds received by the Fund was approximately $4,171,000. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust

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SEPTEMBER 30, 2014 (UNAUDITED)

Co. et al. v. Ohlson Enterprises et al.). Each of these cases has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York. The cases attempt to “clawback” the proceeds paid out in connection with the LBO.

The defendants have jointly moved to dismiss all of the actions filed by the individual creditors in the Niese and Deutsche Bank cases. The Committee Action was not subject to the motion to dismiss. On September 23, 2013, the District Court dismissed the individual creditors’ actions. The individual creditors filed a notice of appeal of the Court’s decision on September 30, 2013. The appeal is currently pending before the United States Court of Appeals for the Second Circuit.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $372,000 received by the NIF Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	121	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/14 - 9/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 110), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 115), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.30%	$1,000.00	$1,027.80	$1.53
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.50%	$1,000.00	$1,027.00	$2.54
Hypothetical**	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.31%	$1,000.00	$1,023.60	$1.57
Hypothetical**	0.31%	$1,000.00	$1,023.51	$1.57

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.25%	$1,000.00	$977.40	$1.24
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.15%	$1,000.00	$1,000.60	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.15%	$1,000.00	$944.30	$0.73
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

EQUITY INDEX FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.10%	$1,000.00	$1,063.50	$0.52
Hypothetical**	0.10%	$1,000.00	$1,024.57	$0.51

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND

27	FIXED INCOME FUND

39	HIGH YIELD FIXED INCOME FUND

48	SHORT BOND FUND

61	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

64	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

82	ULTRA-SHORT FIXED INCOME FUND

94	U.S. GOVERNMENT FUND

96	ABBREVIATIONS AND OTHER INFORMATION

97	NOTES TO THE FINANCIAL STATEMENTS

107	FUND EXPENSES

112	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND		FIXED INCOME FUND
ASSETS:
Investments, at cost	$195,722	(1)	$1,580,031	(1)
Investments, at value	$197,376	(4)	$1,610,689	(4)
Dividend income receivable	–		1
Interest income receivable	869		11,754
Receivable for foreign tax reclaimable	5		387
Receivable for securities sold	18,946		189,370
Receivable for variation margin on futures contracts	–		–
Receivable for fund shares sold	196		1,838
Receivable from investment adviser	2		4
Prepaid and other assets	8		6
Total Assets	217,402		1,814,049
LIABILITIES:
Payable for securities purchased	21,130		222,026
Payable for when-issued securities	16,866		86,619
Payable for variation margin on futures contracts	–		–
Payable for fund shares redeemed	6		1,760
Distributions to shareholders	52		738
Payable to affiliates:
Management fees (Note 5)	11		106
Custody and accounting fees	2		7
Shareholder servicing fees	–		1
Transfer agent fees	–		4
Trustee fees	6		25
Accrued other liabilities	21		44
Total Liabilities	38,094		311,330
Net Assets	$179,308		$1,502,719
ANALYSIS OF NET ASSETS:
Capital stock	$177,354		$1,483,070
Accumulated undistributed net investment income (loss)	(48)		(1,615)
Accumulated undistributed net realized gain (loss)	348		(9,394)
Net unrealized appreciation (depreciation)	1,654		30,658
Net Assets	$179,308		$1,502,719
Shares Outstanding ($.0001 par value, unlimited authorization)	17,240		145,694
Net Asset Value, Redemption and Offering Price Per Share	$10.40		$10.31

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $20,451, $118,834, $284,561, $20,372 and $41,818, respectively.
(2)	Amounts include cost from the U.S. Government Portfolio of the Northern Institutional Funds of $381 and $353, respectively.
(3)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $18,480.
(4)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $20,451, $118,834, $284,561, $20,372 and $41,818, respectively.
(5)	Amounts include value from the U.S. Government Portfolio of the Northern Institutional Funds of $381 and $353, respectively.
(6)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $18,480.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2014 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND

$5,127,783	(1)	$510,585 (1)	$194,856 (2)	$3,119,141	(3)	$1,718,010	(1)	$30,196	(2)
$5,142,190	(4)	$508,598 (4)	$194,327 (5)	$3,127,452	(6)	$1,722,151	(4)	$30,124	(5)
2		–	–	–		–		–
94,338		2,076	233	16,434		4,177		37
345		–	–	–		–		–
37,028		1,078	36,798	–		–		7,799
–		19	3	–		–		–
6,585		3,333	19	7,836		5,242		16
17		2	2	3		4		2
21		7	4	23		7		4
5,280,526		515,113	231,386	3,151,748		1,731,581		37,982

47,024		1,495	36,224	14,994		14,994		7,388
71,716		750	–	1,545		–		–
–		5	4	–		–		1
4,439		20	248	6,091		3,929		60
5,446		108	16	277		212		5

642		32	12	116		64		2
12		3	3	9		4		3
252		–	2	–		–		–
13		1	–	8		4		–
30		6	11	11		7		5
111		20	24	49		45		21
129,685		2,440	36,544	23,100		19,259		7,485
$5,150,841		$512,673	$194,842	$3,128,648		$1,712,322		$30,497

$5,046,275		$516,624	$198,736	$3,119,574		$1,706,822		$31,565
(852)		(313)	(52)	(220)		(13)		85
91,011		(1,756)	(3,320)	983		1,372		(1,079)
14,407		(1,882)	(522)	8,311		4,141		(74)
$5,150,841		$512,673	$194,842	$3,128,648		$1,712,322		$30,497
693,511		26,939	19,893	307,972		167,505		3,181
$7.43		$19.03	$9.79	$10.16		$10.22		$9.59

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amount in thousands	CORE BOND FUND		FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$1,727		$25,814 (1)	$180,431 (1)
Dividend income	1	(2)	7 (2)	2,256 (2)
Total Investment Income	1,728		25,821	182,687
EXPENSES:
Management fees (Note 5)	164		1,662	10,460
Investment advisory fees (Note 5)	127		1,480	9,274
Administration fees (Note 5)	47		555	2,129
Custody fees	24		91	295
Accounting fees	8		42	147
Transfer agent fees	38		428	1,626
Blue sky fees	10		13	25
SEC fees	2		4	11
Printing fees	9		19	47
Audit fees	9		12	23
Legal fees	8		11	22
Shareholder servicing fees	–		18	678
Trustee fees and expenses	9		21	53
Interest expense	–		–	16
Other	5		11	28
Total Expenses	460		4,367	24,834
Less expenses reimbursed by investment adviser	(159)		(963)	(2,466)
Net Expenses	301		3,404	22,368
Net Investment Income	1,427		22,417	160,319
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	946		14,632	46,100
Futures contracts	105		(769)	–
Net change in unrealized appreciation (depreciation) on:
Investments	480		(2,103)	(176,846)
Futures contracts	17		38	–
Net Gains (Loss)	1,548		11,798	(130,746)
Net Increase in Net Assets Resulting from Operations	$2,975		$34,215	$29,573

(1)	Net of $2 and $67, respectively in non-reclaimable foreign withholding taxes.
(2)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1, $7, $7, $1, and $1, respectively.
(3)	Amounts include dividend income from the U.S. Government Portfolio of the Northern Institutional Funds of $1 and less than $1, respectively.
(4)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$4,133	$903	$11,616		$8,382	$198
1 (2)	1 (3)	2	(4)	1 (2)	– (3)
4,134	904	11,618		8,383	198

485	193	1,706		1,009	31
492	208	1,018		623	58
185	78	1,053		627	12
35	18	153		93	12
17	10	74		46	6
142	59	816		484	10
10	11	13		25	10
2	2	6		4	2
8	8	24		18	8
9	9	14		12	9
8	8	14		11	8
–	4	5		2	1
9	9	27		18	9
–	–	–		–	–
5	5	14		10	5
1,407	622	4,937		2,982	181
(400)	(206)	(1,275)		(829)	(111)
1,007	416	3,662		2,153	70
3,127	488	7,956		6,230	128

397	414	521		1,008	129
(329)	(237)	–		–	(15)

(2,111)	367	82		(897)	80
(139)	(8)	–		–	(2)
(2,182)	536	603		111	192
$945	$1,024	$8,559		$6,341	$320

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND
Amounts in thousands	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014
OPERATIONS:
Net investment income	$1,427	$1,988	$22,417	$48,948	$160,319	$340,825	$3,127	$4,932
Net realized gains (losses)	1,051	(481)	13,863	(12,908)	46,100	134,954	68	(450)
Net change in unrealized appreciation (depreciation)	497	(1,581)	(2,065)	(27,392)	(176,846)	(63,228)	(2,250)	(1,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,975	(74)	34,215	8,648	29,573	412,551	945	2,516
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	73,611	28,833	4,173	(214,813)	(433,787)	(133,765)	73,253	134,313
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	73,611	28,833	4,173	(214,813)	(433,787)	(133,765)	73,253	134,313
DISTRIBUTIONS PAID:
From net investment income	(1,473)	(2,120)	(23,200)	(51,772)	(160,338)	(340,869)	(3,312)	(5,213)
From net realized gains	–	(107)	–	(8,958)	–	(108,094)	–	–
Total Distributions Paid	(1,473)	(2,227)	(23,200)	(60,730)	(160,338)	(448,963)	(3,312)	(5,213)
Total Increase (Decrease) in Net Assets	75,113	26,532	15,188	(266,895)	(564,552)	(170,177)	70,886	131,616
NET ASSETS:
Beginning of period	104,195	77,663	1,487,531	1,754,426	5,715,393	5,885,570	441,787	310,171
End of period	$179,308	$104,195	$1,502,719	$1,487,531	$5,150,841	$5,715,393	$512,673	$441,787
Accumulated Undistributed Net Investment Income (Loss)	$(48)	$(2)	$(1,615)	$(832)	$(852)	$(833)	$(313)	$(128)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2014

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014

$488	$770	$7,956	$14,374	$6,230	$9,257	$128	$267
177	(2,665)	521	1,271	1,008	889	114	(998)
359	(2,084)	82	(571)	(897)	795	78	(428)
1,024	(3,979)	8,559	15,074	6,341	10,941	320	(1,159)

(23,375)	(45,822)	299,656	584,268	11,580	598,701	(3,835)	(14,115)
(23,375)	(45,822)	299,656	584,268	11,580	598,701	(3,835)	(14,115)

(540)	(1,063)	(7,956)	(14,374)	(6,229)	(9,256)	(134)	(304)
–	–	–	(815)	–	(899)	–	–
(540)	(1,063)	(7,956)	(15,189)	(6,229)	(10,155)	(134)	(304)
(22,891)	(50,864)	300,259	584,153	11,692	599,487	(3,649)	(15,578)

217,733	268,597	2,828,389	2,244,236	1,700,630	1,101,143	34,146	49,724
$194,842	$217,733	$3,128,648	$2,828,389	$1,712,322	$1,700,630	$30,497	$34,146
$(52)	$–	$(220)	$(220)	$(13)	$(14)	$85	$91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2014		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010	FISCAL YEAR ENDED NOV. 30, 2009
Net Asset Value, Beginning of Period	$10.27		$10.55		$10.96		$10.74		$10.64		$10.36	$9.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.24		0.08		0.29		0.32		0.37	0.46
Net realized and unrealized gains (losses)	0.13		(0.26)		(0.10)		0.56		0.22		0.28	0.88
Total from Investment Operations	0.23		(0.02)		(0.02)		0.85		0.54		0.65	1.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.25)		(0.10)		(0.32)		(0.32)		(0.37)	(0.46)
From net realized gains	–		(0.01)		(0.29)		(0.31)		(0.12)		–	–
Total Distributions Paid	(0.10)		(0.26)		(0.39)		(0.63)		(0.44)		(0.37)	(0.46)
Net Asset Value, End of Period	$10.40		$10.27		$10.55		$10.96		$10.74		$10.64	$10.36
Total Return(1)	2.28%		0.02%		(0.33)%		8.25%		5.31%		6.46%	14.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$179,308		$104,195		$77,663		$85,447		$93,371		$100,451	$95,028
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.40	%(3)	0.40	%(3)	0.39	%(3)	0.35	%(3)	0.32	%(3)	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.62%		0.84%		0.89%		0.68%		0.62%		0.64%	0.61%
Net investment income, net of waivers, reimbursements and credits	1.91	%(3)	2.32	%(3)	2.44	%(3)	2.72	%(3)	2.99	%(3)	3.43%	4.47%
Net investment income, before waivers, reimbursements and credits	1.69%		1.88%		1.94%		2.39%		2.69%		3.15%	4.22%
Portfolio Turnover Rate	382.42%		1,163.54%		417.78%		704.37%		851.07%		765.28%	575.14%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $5,000, $4,000, $9,000, and $36,000, which represent less than 0.01, 0.01, 0.01, 0.01, and 0.04 percent of average net assets, for the six months ended September 30, 2014, fiscal year ended March 31, 2014, the four months ended March 31, 2013, and the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT.30, 2014 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.24		$10.54		$10.46		$10.14		$10.25		$9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.30		0.29		0.27		0.30		0.35
Net realized and unrealized gains (losses)	0.08		(0.22)		0.34		0.47		0.20		0.48
Total from Investment Operations	0.23		0.08		0.63		0.74		0.50		0.83
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.16)		(0.32)		(0.32)		(0.28)		(0.30)		(0.35)
From net realized gains	–		(0.06)		(0.23)		(0.14)		(0.31)		–
Total Distributions Paid	(0.16)		(0.38)		(0.55)		(0.42)		(0.61)		(0.35)
Net Asset Value, End of Period	$10.31		$10.24		$10.54		$10.46		$10.14		$10.25
Total Return(2)	2.24%		0.85%		6.02%		7.48%		4.82%		8.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,502,719		$1,487,531		$1,754,426		$1,658,673		$1,112,234		$1,080,546
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.44	%(4)	0.43	%(4)	0.75	%(4)	0.85	%(4)	0.90%
Expenses, before reimbursements and credits	0.58%		0.69%		0.80%		0.98%		0.99%		0.99%
Net investment income, net of reimbursements and credits	2.96	%(4)	2.99	%(4)	2.75	%(4)	2.49	%(4)	2.83	%(4)	3.46%
Net investment income, before reimbursements and credits	2.83%		2.74%		2.38%		2.26%		2.69%		3.37%
Portfolio Turnover Rate	262.46%		869.07%		1,049.21%		699.97%		658.14%		616.19%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $16,000, $76,000, $321,000, $184,000 and $551,000, which represent less than 0.005, 0.005, 0.02, 0.01 and 0.05 percent of average net assets for the six months ended September 30, 2014, and fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$7.61		$7.66		$7.31		$7.45		$7.08		$5.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22		0.47		0.51		0.53		0.56		0.61
Net realized and unrealized gains (losses)	(0.18)		0.10		0.35		(0.14)		0.37		1.19
Total from Investment Operations	0.04		0.57		0.86		0.39		0.93		1.80
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.22)		(0.47)		(0.51)		(0.53)		(0.56)		(0.61)
From net realized gains	–		(0.15)		–		–		–		–
Total Distributions Paid	(0.22)		(0.62)		(0.51)		(0.53)		(0.56)		(0.61)
Net Asset Value, End of Period	$7.43		$7.61		$7.66		$7.31		$7.45		$7.08
Total Return(2)	0.48%		7.71%		12.18%		5.60%		13.71%		31.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,150,841		$5,715,393		$5,885,570		$5,360,268		$4,122,592		$2,960,644
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.80	%(4)	0.78	%(4)	0.75	%(4)	0.83	%(4)	0.86	%(4)	0.89%
Expenses, before reimbursements and credits	0.89%		0.95%		0.95%		0.95%		0.96%		0.99%
Net investment income, net of reimbursements and credits	5.74	%(4)	6.14	%(4)	6.86	%(4)	7.33	%(4)	7.75	%(4)	9.12%
Net investment income, before reimbursements and credits	5.65%		5.97%		6.66%		7.21%		7.65%		9.02%
Portfolio Turnover Rate	37.97%		94.10%		115.51%		88.10%		114.25%		176.39%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $36,000, $124,000, $343,000, $99,000 and $335,000, which represent less than 0.001, less than 0.005, 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014, and fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2014		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010	FISCAL YEAR ENDED NOV. 30, 2009
Net Asset Value, Beginning of Period	$19.12		$19.27		$19.27		$18.91		$19.05		$18.93	$18.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.28		0.06		0.26		0.36		0.49	0.46
Net realized and unrealized gains (losses)	(0.08)		(0.14)		–		0.40		(0.08)		0.14	0.84
Total from Investment Operations	0.04		0.14		0.06		0.66		0.28		0.63	1.30
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.29)		(0.06)		(0.30)		(0.42)		(0.51)	(0.48)
Total Distributions Paid	(0.13)		(0.29)		(0.06)		(0.30)		(0.42)		(0.51)	(0.48)
Net Asset Value, End of Period	$19.03		$19.12		$19.27		$19.27		$18.91		$19.05	$18.93
Total Return(1)	0.19%		0.75%		0.34%		3.50%		1.47%		3.36%	7.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$512,673		$441,787		$310,171		$162,513		$124,519		$175,313	$193,337
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.40	%(3)	0.40	%(3)	0.38	%(3)	0.35	%(3)	0.34	%(3)	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.56%		0.71%		0.74%		0.61%		0.57%		0.58%	0.59%
Net investment income, net of waivers, reimbursements and credits	1.25	%(3)	1.44	%(3)	0.89	%(3)	1.39	%(3)	1.86	%(3)	2.52%	2.48%
Net investment income, before waivers, reimbursements and credits	1.09%		1.13%		0.53%		1.13%		1.63%		2.30%	2.25%
Portfolio Turnover Rate	94.01%		424.85%		181.67%		517.67%		411.73%		432.78%	903.45%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $18,000, $19,000, $21,000 and $32,000, which represent less than 0.01, 0.005, 0.02, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2014, fiscal year ended March 31, 2014, the four months ended March 31, 2013, and the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$9.77	$9.97		$10.13		$10.31		$10.37		$10.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.03		0.03		0.01		0.06		0.09
Net realized and unrealized gains (losses)	0.02	(0.19)		0.15		0.28		0.18		0.08
Total from Investment Operations	0.05	(0.16)		0.18		0.29		0.24		0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.04)		(0.06)		(0.02)		(0.05)		(0.10)
From net realized gains	–	–		(0.28)		(0.45)		(0.25)		(0.32)
Total Distributions Paid	(0.03)	(0.04)		(0.34)		(0.47)		(0.30)		(0.42)
Net Asset Value, End of Period	$9.79	$9.77		$9.97		$10.13		$10.31		$10.37
Total Return(1)	0.58%	(1.57)%		1.76%		2.85%		2.30%		1.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$194,842	$217,733		$268,597		$319,615		$1,052,765		$794,392
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.40%	0.40	%(3)	0.38	%(3)	0.79	%(3)	0.83	%(3)	0.90%
Expenses, before reimbursements and credits	0.61%	0.73%		0.85%		0.99%		0.99%		0.99%
Net investment income, net of reimbursements and credits	0.48%	0.32	%(3)	0.34	%(3)	0.14	%(3)	0.32	%(3)	0.87%
Net investment income (loss), before reimbursements and credits	0.27%	(0.01)%		(0.13)%		(0.06)%		0.16%		0.78%
Portfolio Turnover Rate	316.68%	1,567.58%		2,309.43%		1,331.05%		1,061.57%		1,393.08%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $55,000, $297,000 and $652,000, which represent less than 0.005, 0.02, 0.04 and 0.07 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.16		$10.16		$10.13		$10.12		$10.10		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.06		0.07		0.10		0.10		0.07
Net realized and unrealized gains	–	(2)	–	(2)	0.04		0.02		0.03		0.10
Total from Investment Operations	0.03		0.06		0.11		0.12		0.13		0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)		(0.06)		(0.08)		(0.10)		(0.10)		(0.07)
From net realized gains	–		–	(3)	–		(0.01)		(0.01)		–	(3)
Total Distributions Paid	(0.03)		(0.06)		(0.08)		(0.11)		(0.11)		(0.07)
Net Asset Value, End of Period	$10.16		$10.16		$10.16		$10.13		$10.12		$10.10
Total Return(4)	0.27%		0.63%		1.08%		1.18%		1.26%		1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,128,648		$2,828,389		$2,244,236		$1,345,415		$696,520		$328,663
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits	0.25	%(6)	0.25	%(6)	0.20	%(6)	0.25	%(6)	0.24	%(6)	0.25	%(7)
Expenses, before reimbursements and credits	0.34%		0.43%		0.43%		0.43%		0.44%		0.50%
Net investment income, net of reimbursements and credits	0.55	%(6)	0.60	%(6)	0.62	%(6)	0.95	%(6)	1.01	%(6)	0.84	%(8)
Net investment income, before reimbursements and credits	0.46%		0.42%		0.39%		0.77%		0.81%		0.59	%(8)
Portfolio Turnover Rate	19.10%		41.85%		32.02%		116.89%		40.44%		32.98%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from net realized and unrealized gains were less than $0.01 per share.
(3)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $3,000, $17,000, $16,000 and $28,000, which represent less than 0.001, less than 0.001, less than 0.001, less than 0.005, and 0.01 percent of average net assets for the six months ended September 30, 2014, and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $20,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(8)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.22		$10.22		$10.18		$10.15		$10.11		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.07		0.10		0.12		0.10		0.08
Net realized and unrealized gains	–	(2)	0.01		0.05		0.05		0.04		0.11
Total from Investment Operations	0.04		0.08		0.15		0.17		0.14		0.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.07)		(0.10)		(0.12)		(0.10)		(0.08)
From net realized gains	–		(0.01)		(0.01)		(0.02)		–	(3)	–
Total Distributions Paid	(0.04)		(0.08)		(0.11)		(0.14)		(0.10)		(0.08)
Net Asset Value, End of Period	$10.22		$10.22		$10.22		$10.18		$10.15		$10.11
Total Return(4)	0.37%		0.77%		1.49%		1.59%		1.47%		1.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,712,322		$1,700,630		$1,101,143		$464,677		$371,411		$173,199
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits	0.25	%(6)	0.25	%(6)	0.25	%(6)	0.25	%(6)	0.24	%(6)	0.25	%(7)
Expenses, before reimbursements and credits	0.35%		0.44%		0.45%		0.44%		0.46%		0.55%
Net investment income, net of reimbursements and credits	0.73	%(6)	0.70	%(6)	0.90	%(6)	1.12	%(6)	1.04	%(6)	1.02	%(8)
Net investment income, before reimbursements and credits	0.63%		0.51%		0.70%		0.93%		0.82%		0.72	%(8)
Portfolio Turnover Rate	34.65%		36.50%		49.42%		45.97%		52.01%		26.61%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from net realized and unrealized gains were less than $0.01 per share.
(3)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $14,000, $26,000, $8,000 and $22,000, which represent less than 0.001, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for six months ended September 30, 2014, and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $11,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(8)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$9.53	$9.85		$9.97		$9.77		$10.03		$10.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.07		0.06		0.05		0.11		0.17
Net realized and unrealized gains (losses)	0.06	(0.32)		0.22		0.49		0.22		(0.14)
Total from Investment Operations	0.10	(0.25)		0.28		0.54		0.33		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.07)		(0.07)		(0.06)		(0.12)		(0.17)
From net realized gains	–	–		(0.33)		(0.28)		(0.47)		(0.48)
Total Distributions Paid	(0.04)	(0.07)		(0.40)		(0.34)		(0.59)		(0.65)
Net Asset Value, End of Period	$9.59	$9.53		$9.85		$9.97		$9.77		$10.03
Total Return(1)	1.05%	(2.52)%		2.75%		5.51%		3.31%		0.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$30,497	$34,146		$49,724		$61,505		$74,041		$98,398
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.43%	0.41	%(3)	0.39	%(3)	0.76	%(3)	0.85	%(3)	0.90%
Expenses, before reimbursements and credits	1.11%	1.31%		1.22%		1.14%		1.13%		1.09%
Net investment income, net of reimbursements and credits	0.78%	0.65	%(3)	0.51	%(3)	0.50	%(3)	1.00	%(3)	1.55%
Net investment income (loss), before reimbursements and credits	0.10%	(0.25)%		(0.32)%		0.12%		0.72%		1.36%
Portfolio Turnover Rate	270.95%	1,734.43%		2,761.35%		1,609.59%		982.00%		1,271.78%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $11,000, $13,000 and $41,000, which represent less than 0.005, 0.02, 0.02, and 0.05 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 10.1%

Commercial Mortgage-Backed Securities – 9.5%

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	$560	$595

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	1,366	1,463

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	1,005	1,104

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	825	908

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, 12/10/49	1,320	1,448

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	1,248	1,317

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.55%, 5/12/45	519	550

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	774	833

JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	555	571

LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	1,460	1,568

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41	1,050	1,175

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2, 2.85%, 6/15/47	340	346

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	1,318	1,412

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	479	523

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 10.1% – continued

Commercial Mortgage-Backed Securities – 9.5% – continued

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.83%, 6/11/42	$1,050	$1,153

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.45%, 1/11/43	862	971

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	1,027	1,096
		17,033

Credit Card – 0.6%

Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, 2/22/19	1,135	1,130
Total Asset-Backed Securities
(Cost $18,327)		18,163

CORPORATE BONDS – 27.7%

Auto Parts Manufacturing – 0.3%

BorgWarner, Inc., 4.63%, 9/15/20	240	258

Delphi Corp., 6.13%, 5/15/21	260	285
		543

Automobiles Manufacturing – 1.0%

Daimler Finance North America LLC, 1.45%, 8/1/16 (1)(2)	200	201

Ford Motor Co., 7.45%, 7/16/31	95	126

Ford Motor Credit Co. LLC, 4.25%, 2/3/17	400	424
3.66%, 9/8/24	350	343

Hyundai Capital America, 4.00%, 6/8/17 (1)(2)	290	306

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	120	122
2.35%, 3/4/19 (1)(2)	240	240
		1,762

Banks – 0.5%

Branch Banking & Trust Co., 1.00%, 4/3/17	100	99

Capital One N.A., 1.50%, 3/22/18	355	350

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Banks – 0.5% – continued

Discover Bank, 2.00%, 2/21/18	$125	$125
4.25%, 3/13/26	145	148

Fifth Third Bancorp, 2.30%, 3/1/19	100	100

PNC Financial Services Group (The), Inc., 4.85%, 6/1/23	165	156
		978

Biotechnology – 0.8%

Amgen, Inc., 3.63%, 5/22/24	265	263

Celgene Corp., 5.25%, 8/15/43	205	223

Gilead Sciences, Inc., 3.05%, 12/1/16	215	224
2.05%, 4/1/19	200	198

Roche Holdings, Inc., 2.25%, 9/30/19 (1)(2)	450	448
		1,356

Cable & Satellite – 0.9%

Comcast Corp., 6.30%, 11/15/17	290	331
4.25%, 1/15/33	245	248
6.40%, 5/15/38	210	268

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	100	102
5.20%, 3/15/20	260	291
5.15%, 3/15/42	360	364
		1,604

Chemicals – 0.5%

CF Industries, Inc., 5.15%, 3/15/34	100	105

Eastman Chemical Co., 2.40%, 6/1/17	385	393
4.65%, 10/15/44	295	281

Monsanto Co., 2.75%, 4/15/16	200	206
		985

Commercial Finance – 0.8%

Air Lease Corp., 5.63%, 4/1/17	185	200
3.88%, 4/1/21	185	187

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Commercial Finance – 0.8% – continued

General Electric Capital Corp., 5.63%, 5/1/18	$690	$780
6.25%, 12/15/22	250	269
		1,436

Communications Equipment – 0.1%

Apple, Inc., 4.45%, 5/6/44	150	153

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	75	76
		229

Consumer Finance – 0.1%

Countrywide Financial Corp., 6.25%, 5/15/16	205	221

Consumer Services – 0.5%

Ecolab, Inc., 1.45%, 12/8/17	425	422

ERAC USA Finance LLC, 3.85%, 11/15/24 (1)(2)	125	125
7.00%, 10/15/37 (1)(2)	220	291
		838

Containers & Packaging – 0.2%

International Paper Co., 3.65%, 6/15/24	250	243
4.80%, 6/15/44	180	174
		417

Diversified Banks – 3.3%

Bank of America Corp., 3.88%, 3/22/17	135	142
6.00%, 9/1/17	170	190
2.60%, 1/15/19	465	464
2.65%, 4/1/19	500	498
4.13%, 1/22/24	330	336
7.75%, 5/14/38	290	392
5.00%, 1/21/44	410	433

Citigroup, Inc., 1.35%, 3/10/17	450	449
6.00%, 8/15/17	200	224
2.50%, 7/29/19	210	208
4.00%, 8/5/24	305	299
6.68%, 9/13/43	115	141

JPMorgan Chase & Co., 1.80%, 1/25/18	465	464

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Diversified Banks – 3.3% – continued
7.90%, 4/30/18	$135	$146
6.30%, 4/23/19	340	394
5.00%, 7/1/19	265	258
5.15%, 5/1/23	115	110
3.88%, 9/10/24	320	314

Wells Fargo & Co., 7.98%, 3/15/18	135	148
2.15%, 1/15/19	300	300
		5,910

Electrical Equipment Manufacturing – 0.2%

General Electric Co., 4.50%, 3/11/44	135	140

Roper Industries, Inc., 6.25%, 9/1/19	125	145
		285

Entertainment Content – 0.6%

CBS Corp., 1.95%, 7/1/17	475	481
4.30%, 2/15/21	100	107

Time Warner, Inc., 6.10%, 7/15/40	270	313

Viacom, Inc., 4.38%, 3/15/43	260	239
		1,140

Exploration & Production – 0.5%

Continental Resources, Inc., 5.00%, 9/15/22	290	306

Kerr-McGee Corp., 6.95%, 7/1/24	450	566
		872

Financial Services – 3.7%

Ares Capital Corp., 4.88%, 11/30/18	280	296

Blackstone Holdings Finance Co. LLC, 5.00%, 6/15/44 (1)(2)	265	278

Carlyle Holdings II Finance LLC, 5.63%, 3/30/43 (1)(2)	335	377

Charles Schwab (The) Corp., 2.20%, 7/25/18	168	170

FMR LLC, 6.45%, 11/15/39 (1)(2)	345	438

Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	345	374

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Financial Services – 3.7% – continued
2.90%, 7/19/18	$225	$230
2.63%, 1/31/19	330	329
5.75%, 1/24/22	355	404
4.00%, 3/3/24	460	463
6.45%, 5/1/36	405	471
6.75%, 10/1/37	205	245
4.80%, 7/8/44	130	131

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/1/22	170	170

KKR Group Finance Co. III LLC, 5.13%, 6/1/44 (1)(2)	125	130

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)(2)	105	123

Morgan Stanley, 4.75%, 3/22/17	130	140
2.50%, 1/24/19	850	850
2.38%, 7/23/19	210	207
3.88%, 4/29/24	160	160
5.00%, 11/24/25	270	282

Prospect Capital Corp., 5.00%, 7/15/19	275	286
		6,554

Food & Beverage – 0.4%

Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	200	199

ConAgra Foods, Inc., 2.10%, 3/15/18	187	187

Diageo Investment Corp., 2.88%, 5/11/22	100	98

Mead Johnson Nutrition Co., 4.60%, 6/1/44	120	121

SABMiller Holdings, Inc., 1.85%, 1/15/15 (2)	25	25

Tyson Foods, Inc., 4.88%, 8/15/34	135	139
		769

Hardware – 0.2%

NetApp, Inc., 2.00%, 12/15/17	315	317

Health Care Facilities & Services – 0.8%

Cardinal Health, Inc., 1.90%, 6/15/17	200	202

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Health Care Facilities & Services – 0.8% – continued
1.70%, 3/15/18	$233	$231

Express Scripts Holding Co., 3.13%, 5/15/16	260	269

McKesson Corp., 0.95%, 12/4/15	75	75
5.70%, 3/1/17	100	110
3.80%, 3/15/24	340	343
4.88%, 3/15/44	240	247
		1,477

Leisure Products Manufacturing – 0.3%

Hasbro, Inc., 5.10%, 5/15/44	560	581

Life Insurance – 1.7%

Lincoln National Corp., 6.05%, 4/20/67	255	261

MetLife, Inc., 6.40%, 12/15/36	290	323
4.88%, 11/13/43	220	234

Metropolitan Life Global Funding I, 1.30%, 4/10/17 (1)(2)	180	180

Principal Financial Group, Inc., 1.85%, 11/15/17	190	190

Protective Life Corp., 8.45%, 10/15/39	520	779

Prudential Financial, Inc., 3.00%, 5/12/16	175	181
2.35%, 8/15/19	195	193
5.63%, 6/15/43	205	214
4.60%, 5/15/44	155	154

Reinsurance Group of America, Inc., 4.70%, 9/15/23	290	309
		3,018

Machinery Manufacturing – 0.1%

Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 8/15/18	225	264

Managed Care – 0.5%

Cigna Corp., 2.75%, 11/15/16	200	207

Humana, Inc., 3.85%, 10/1/24	220	220
4.63%, 12/1/42	130	127

WellPoint, Inc., 1.88%, 1/15/18	100	100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Managed Care – 0.5% – continued
2.25%, 8/15/19	$165	$162
		816

Medical Equipment & Devices Manufacturing – 0.7%

Agilent Technologies, Inc., 6.50%, 11/1/17	295	340

Baxter International, Inc., 5.38%, 6/1/18	330	370

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	105	108
4.15%, 2/1/24	360	373
		1,191

Metals & Mining – 0.3%

Commercial Metals Co., 7.35%, 8/15/18	130	145

Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	205	209

Glencore Funding LLC, 3.13%, 4/29/19 (1)(2)	215	215
		569

Oil & Gas Services & Equipment – 0.5%

Diamond Offshore Drilling, Inc., 4.88%, 11/1/43	210	195

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.75%, 2/1/22	49	54

Rowan Cos., Inc., 4.88%, 6/1/22	261	271
5.40%, 12/1/42	365	342
		862

Pipeline – 0.8%

Energy Transfer Partners L.P., 3.60%, 2/1/23	210	204
6.50%, 2/1/42	265	302

Enterprise Products Operating LLC, 6.30%, 9/15/17	225	255

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	330	369

Williams (The) Cos., Inc., 5.75%, 6/24/44	190	187

Williams Partners L.P., 3.80%, 2/15/15	170	172
		1,489

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Power Generation – 0.3%

Exelon Generation Co. LLC, 6.20%, 10/1/17	$100	$112
4.00%, 10/1/20	425	448
		560

Property & Casualty Insurance – 0.6%

American International Group, Inc., 2.38%, 8/24/15	90	91
3.38%, 8/15/20	425	438
8.18%, 5/15/58	250	337

Liberty Mutual Group, Inc., 5.00%, 6/1/21 (1)(2)	220	240
		1,106

Publishing & Broadcasting – 0.4%

21st Century Fox America, Inc., 7.25%, 5/18/18	215	254
6.90%, 8/15/39	345	443
		697

Railroad – 0.3%

Burlington Northern Santa Fe LLC, 4.55%, 9/1/44	260	260

CSX Corp., 4.75%, 5/30/42	195	204
		464

Real Estate – 1.4%

ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 4.60%, 2/6/24 (1)(2)	110	112

EPR Properties, 5.75%, 8/15/22	20	22
5.25%, 7/15/23	230	242

ERP Operating L.P., 4.50%, 7/1/44	205	202

HCP, Inc., 3.75%, 2/1/19	70	74

Kimco Realty Corp., 5.70%, 5/1/17	115	127

Omega Healthcare Investors, Inc., 4.95%, 4/1/24 (1)(2)	705	717

Prologis L.P., 3.35%, 2/1/21	155	155

Simon Property Group L.P., 2.15%, 9/15/17	200	204

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Real Estate – 1.4% – continued

Ventas Realty L.P., 5.70%, 9/30/43	$180	$207

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)(2)	210	210
4.75%, 9/17/44 (1)(2)	235	238
		2,510

Refining & Marketing – 0.2%

Marathon Petroleum Corp., 3.63%, 9/15/24	160	157
Phillips 66, 2.95%, 5/1/17	245	254
		411

Restaurants – 0.1%

McDonald’s Corp., 5.80%, 10/15/17	130	147

Retail – Consumer Discretionary – 0.1%

QVC, Inc., 4.45%, 2/15/25 (1)(2)	140	138

Retail – Consumer Staples – 0.3%

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	325	339
8.50%, 6/15/19	115	143
		482

Semiconductors – 0.1%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	160	160

Software & Services – 0.6%

Autodesk, Inc., 1.95%, 12/15/17	310	311

CA, Inc., 2.88%, 8/15/18	70	71

Oracle Corp., 1.20%, 10/15/17	190	189
4.30%, 7/8/34	315	317

Symantec Corp., 2.75%, 9/15/15	70	71

Xerox Corp., 4.25%, 2/15/15	70	71
		1,030

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Supermarkets & Pharmacies – 0.2%

CVS Caremark Corp., 5.75%, 6/1/17	$186	$207
4.00%, 12/5/23	100	104

CVS Health Corp., 2.25%, 8/12/19	140	138
		449

Tobacco – 0.5%

Altria Group, Inc., 5.38%, 1/31/44	350	373

Lorillard Tobacco Co., 8.13%, 6/23/19	430	526
		899

Travel & Lodging – 0.1%

Wyndham Worldwide Corp., 2.50%, 3/1/18	200	201

Utilities – 1.1%

CenterPoint Energy, Inc., 6.50%, 5/1/18	190	219

CMS Energy Corp., 8.75%, 6/15/19	245	311

Exelon Corp., 5.63%, 6/15/35	170	191

ITC Holdings Corp., 3.65%, 6/15/24	210	209

Jersey Central Power & Light Co., 4.70%, 4/1/24 (1)(2)	265	281

NextEra Energy Capital Holdings, Inc., 2.40%, 9/15/19	330	328

Progress Energy, Inc., 7.75%, 3/1/31	280	394
		1,933

Wireless Telecommunications Services – 1.1%

SBA Tower Trust, 2.93%, 12/15/17 (1)(2)	195	198

Verizon Communications, Inc., 1.35%, 6/9/17	130	129
3.65%, 9/14/18	460	485
3.50%, 11/1/21	435	440

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.7% – continued

Wireless Telecommunications Services – 1.1% – continued
6.40%, 9/15/33	$315	$384
6.55%, 9/15/43	215	268
		1,904
Total Corporate Bonds
(Cost $48,633)		49,574

FOREIGN ISSUER BONDS – 5.4%

Banks – 1.4%

Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24 (1)(2)	460	464

Credit Suisse, 5.40%, 1/14/20	345	385

DBS Group Holdings Ltd., 2.25%, 7/16/19 (1)(2)	320	317

Deutsche Bank A.G., 2.50%, 2/13/19	445	447

Lloyds Bank PLC, 2.30%, 11/27/18	300	301
6.50%, 9/14/20 (1)(2)	215	250

Mizuho Bank Ltd., 2.45%, 4/16/19 (1)(2)	200	199

Westpac Banking Corp., 2.25%, 7/30/18	200	202
		2,565

Chemicals – 0.2%

Agrium, Inc., 4.90%, 6/1/43	105	107

Braskem Finance Ltd., 6.45%, 2/3/24	130	135

LYB International Finance B.V., 4.88%, 3/15/44	120	122

Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	80	84
		448

Diversified Banks – 0.9%

HSBC Holdings PLC, 5.63%, 1/17/20	245	243
5.25%, 3/14/44	235	250

Nordea Bank AB, 5.50%, 9/23/19 (1)(2)	630	619

Royal Bank of Canada, 1.20%, 9/19/17	300	298

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.4% – continued

Diversified Banks – 0.9% – continued

Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	$200	$200
		1,610

Exploration & Production – 0.5%

Canadian Natural Resources Ltd., 5.70%, 5/15/17	300	332

Petro-Canada, 6.05%, 5/15/18	345	393

Petroleos Mexicanos, 5.50%, 1/21/21	205	225
		950

Food & Beverage – 0.4%

Heineken N.V., 1.40%, 10/1/17 (1)(2)	75	75

Pernod Ricard S.A., 2.95%, 1/15/17 (1)(2)	70	72
4.45%, 1/15/22 (1)(2)	110	116

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	105	115

Suntory Holdings Ltd., 2.55%, 9/29/19 (1)(2)	360	360
		738

Hardware – 0.2%

Seagate HDD Cayman, 4.75%, 1/1/25 (1)(2)	295	294

Integrated Oils – 0.3%

BP Capital Markets PLC, 1.38%, 11/6/17	215	214

Petrobras International Finance Co., 3.50%, 2/6/17	85	86
5.38%, 1/27/21	260	263
		563

Internet Media – 0.2%

Baidu, Inc., 3.25%, 8/6/18	425	438

Machinery Manufacturing – 0.2%

Pentair Finance S.A., 1.88%, 9/15/17	195	196

Tyco Electronics Group S.A., 6.55%, 10/1/17	100	114
		310

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.4% – continued

Medical Equipment & Devices Manufacturing – 0.1%

Covidien International Finance S.A., 1.35%, 5/29/15	$110	$111

Oil & Gas Services & Equipment – 0.1%

Ensco PLC, 4.50%, 10/1/24	165	165

Pharmaceuticals – 0.1%

Actavis Funding SCS, 3.85%, 6/15/24 (1)(2)	135	131

Pipeline – 0.1%

TransCanada PipeLines Ltd., 0.75%, 1/15/16	100	100

Property & Casualty Insurance – 0.5%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	255	283
5.50%, 11/15/20	190	212

XL Group PLC, 6.50%, 4/15/17	450	435
		930

Railroad – 0.1%

Canadian National Railway Co., 1.45%, 12/15/16	100	101

Utilities – 0.1%

PPL WEM Holdings PLC, 3.90%, 5/1/16 (1)(2)	225	234
Total Foreign Issuer Bonds
(Cost $9,549)		9,688

U.S. GOVERNMENT AGENCIES – 17.7% (3)

Fannie Mae – 15.9%

Pool #535714, 7.50%, 1/1/31	13	14

Pool #555599, 7.00%, 4/1/33	32	36

Pool #656035, 7.50%, 9/1/32	7	7

Pool #712130, 7.00%, 6/1/33	17	20

Pool #890009, 5.50%, 9/1/36	168	188

Pool #890384, 4.50%, 10/1/41	28	30

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 17.7% (3) – continued

Fannie Mae – 15.9% – continued

Pool #893082, 2.44%, 9/1/36	$217	$233

Pool #932638, 5.00%, 3/1/40	429	477

Pool #AA7583, 4.50%, 6/1/39	24	26

Pool #AB1470, 4.50%, 9/1/40	488	528

Pool #AB2693, 4.50%, 4/1/41	600	650

Pool #AB3114, 5.00%, 6/1/41	374	416

Pool #AB9522, 3.50%, 5/1/43	1,819	1,862

Pool #AC6118, 4.50%, 11/1/39	470	508

Pool #AC9581, 5.50%, 1/1/40	242	272

Pool #AD0915, 5.50%, 12/1/38	274	308

Pool #AD6929, 5.00%, 6/1/40	328	365

Pool #AH1166, 4.50%, 12/1/40	785	850

Pool #AH1507, 4.50%, 12/1/40	336	366

Pool #AH9109, 4.50%, 4/1/41	32	35

Pool #AL4908, 4.00%, 2/1/44	555	588

Pool #AW2706, 4.00%, 4/1/44	3,618	3,822

Pool TBA, 3.00%, 10/14/44 (4)	4,975	4,904
3.50%, 10/14/44 (4)	5,575	5,698
4.00%, 10/14/44 (4)	1,450	1,528
4.50%, 10/14/44 (4)	2,175	2,347
5.00%, 10/14/44 (4)	2,125	2,345
		28,423

Freddie Mac – 0.4%

Pool #1B3575, 6.20%, 9/1/37	49	50

Pool #1G2296, 6.21%, 11/1/37	198	212

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 17.7% (3) – continued

Freddie Mac – 0.4% – continued

Pool #1J0365, 2.42%, 4/1/37	$169	$182

Pool #1J2840, 2.52%, 9/1/37	210	226
		670

Freddie Mac Gold – 1.0%

Pool #A65182, 6.50%, 9/1/37	519	605

Pool #C02790, 6.50%, 4/1/37	314	355

Pool #C02838, 5.50%, 5/1/37	258	288

Pool #C03517, 4.50%, 9/1/40	273	294

Pool #G01954, 5.00%, 11/1/35	219	242
		1,784

Government National Mortgage Association – 0.3%

Series 2012-2, Class A, 1.86%, 6/16/31	305	308

Series 2013-45, Class A, 1.45%, 10/16/40	288	283
		591

Government National Mortgage Association I – 0.0%

Pool #604183, 5.50%, 4/15/33	9	10

Pool #633627, 5.50%, 9/15/34	12	14
		24

Government National Mortgage Association II – 0.1%

Pool #82581, 4.00%, 7/20/40	240	253
Total U.S. Government Agencies
(Cost $31,241)		31,745

U.S. GOVERNMENT OBLIGATIONS – 37.2%

U.S. Treasury Bonds – 3.8%
5.38%, 2/15/31	1,520	2,012
4.50%, 2/15/36	875	1,080
3.38%, 5/15/44	3,210	3,314
3.13%, 8/15/44	360	354
		6,760

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 37.2% – continued

U.S. Treasury Notes – 31.8%
1.25%, 10/31/15	$8,945	$9,049
0.50%, 9/30/16	9,495	9,479
1.00%, 9/15/17	9,820	9,805
1.75%, 9/30/19	12,245	12,229
2.13%, 9/30/21	13,530	13,445
2.38%, 8/15/24	3,070	3,035
		57,042

U.S. Treasury Strips – 1.6%
2.52%, 5/15/25 (5)	2,165	1,615
2.49%, 8/15/31 (5)	980	575
2.27%, 2/15/38 (5)	1,620	764
		2,954
Total U.S. Government Obligations
(Cost $66,522)		66,756

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 11.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (6)(7)	20,451,472	$20,451
Total Investment Companies
(Cost $20,451)		20,451

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.6%

U.S. Treasury Bill, 0.12%, 4/2/15 (8)	$1,000	$999
Total Short-Term Investments
(Cost $999)		999

Total Investments – 110.1%
(Cost $195,722)		197,376

Liabilities less Other Assets – (10.1)%		(18,068)
NET ASSETS – 100.0%		$179,308

(1)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $9,014,000 or 5.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Actavis Funding SCS, 3.85%, 6/15/24	6/10/14	$134

ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 4.60%, 2/6/24	2/4/14	110

Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24	3/12/14-4/22/14	460

Blackstone Holdings Finance Co. LLC, 5.00%, 6/15/44	4/2/14	261

Carlyle Holdings II Finance LLC, 5.63%, 3/30/43	3/5/14	349

Daimler Finance North America LLC, 1.45%, 8/1/16	4/3/14	202

DBS Group Holdings Ltd., 2.25%, 7/16/19	7/9/14	320

ERAC USA Finance LLC, 3.85%, 11/15/24	5/19/14	125

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07	218

FMR LLC, 6.45%, 11/15/39	1/6/10	328

Glencore Funding LLC, 3.13%, 4/29/19	4/22/14	214

Heineken N.V., 1.40%, 10/1/17	10/2/12	75

Hyundai Capital America, 4.00%, 6/8/17	12/1/11-6/5/14	304

Jersey Central Power & Light Co., 4.70%, 4/1/24	8/14/13-8/26/14	274

KKR Group Finance Co. III LLC, 5.13%, 6/1/44	5/21/14	123

KKR Group Finance Co. LLC, 6.38%, 9/29/20	4/15/13	126

Liberty Mutual Group, Inc., 5.00%, 6/1/21	4/12/13-4/3/14	242

Lloyds Bank PLC, 6.50%, 9/14/20	9/7/10	214

Metropolitan Life Global Funding I, 1.30%, 4/10/17	4/7/14	180

Mizuho Bank Ltd., 2.45%, 4/16/19	4/9/14	200

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	119

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Nissan Motor Acceptance Corp., 2.35%, 3/4/19	2/25/14	$240

Nordea Bank AB, 5.50%, 9/23/19	9/16/14	630

Omega Healthcare Investors, Inc., 4.95%, 4/1/24	3/6/14-6/5/14	698

Pernod Ricard S.A., 2.95%, 1/15/17	4/12/13	74

Pernod Ricard S.A., 4.45%, 1/15/22	10/20/11	110

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	225

QVC, Inc., 4.45%, 2/15/25	8/7/14	140

Roche Holdings, Inc., 2.25%, 9/30/19	9/22/14	449

SABMiller PLC, 6.50%, 7/1/16	10/28/10	126

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	159

SBA Tower Trust, 2.93%, 12/15/17	6/12/14	201

Seagate HDD Cayman, 4.75%, 1/1/25	6/11/14	293

Suntory Holdings Ltd., 2.55%, 9/29/19	9/24/14	359

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17	9/10/14	210

WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 9/17/44	9/10/14	234

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $977,000 with net purchases of approximately $19,474,000 during the six months ended September 30, 2014.
(8)	Security pledged related to the Fund’s investment in futures contracts during the period. As of September 30, 2014, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	34.8%
U.S. Agency	15.6
AAA	7.9
AA	2.6
A	8.5
BBB	20.1
BB	0.1
Cash Equivalents	10.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$ –	$18,163	(1)	$–	$18,163
Corporate Bonds	–	49,574	(1)	–	49,574
Foreign Issuer Bonds	–	9,688	(1)	–	9,688
U.S. Government Agencies	–	31,745	(1)	–	31,745
U.S. Government Obligations	–	66,756	(1)	–	66,756
Investment Companies	20,451	–		–	20,451
Short-Term Investments	–	999		–	999
Total Investments	$20,451	$176,925		$–	$197,376

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.6%

Commercial Mortgage-Backed Securities – 9.6%

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	$8,692	$9,232

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	9,893	10,596

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	4,145	4,553

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	10,290	11,327

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, 12/10/49	7,861	8,623

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	11,694	12,343

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.55%, 5/12/45	9,603	10,168

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	6,875	7,405

JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	7,015	7,214

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41	7,178	8,032

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2, 2.85%, 6/15/47	3,635	3,700

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	13,349	14,294

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	5,984	6,539

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.83%, 6/11/42	7,475	8,209

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.6% – continued

Commercial Mortgage-Backed Securities – 9.6% – continued

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.45%, 1/11/43	$7,180	$8,090

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	13,667	14,587
		144,912
Total Asset-Backed Securities
(Cost $146,842)		144,912

CORPORATE BONDS – 41.4%

Auto Parts Manufacturing – 0.5%

BorgWarner, Inc., 4.63%, 9/15/20	3,350	3,594

Dana Holding Corp., 6.75%, 2/15/21	3,000	3,176
		6,770

Automobiles Manufacturing – 1.0%

Daimler Finance North America LLC, 1.45%, 8/1/16 (1)(2)	1,935	1,949

Ford Motor Co., 7.45%, 7/16/31	2,005	2,647

Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,515	1,567

General Motors Co., 6.25%, 10/2/43	1,910	2,235

General Motors Financial Co., Inc., 3.00%, 9/25/17	3,235	3,267
4.38%, 9/25/21	1,780	1,820

Hyundai Capital America, 4.00%, 6/8/17 (1)(2)	1,910	2,017
		15,502

Banks – 0.6%

Discover Bank, 2.00%, 2/21/18	2,830	2,816
4.25%, 3/13/26	2,175	2,225

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	190	212

PNC Financial Services Group (The), Inc., 4.85%, 6/1/23	3,225	3,056
		8,309

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Biotechnology – 0.2%

Celgene Corp., 5.25%, 8/15/43	$2,130	$2,313

Cable & Satellite – 1.2%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	3,140	3,077

Comcast Corp., 4.25%, 1/15/33	3,405	3,446
6.40%, 5/15/38	2,220	2,832

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	1,500	1,534
5.20%, 3/15/20	3,085	3,455
5.15%, 3/15/42	3,590	3,630
		17,974

Chemicals – 1.1%

CF Industries, Inc., 6.88%, 5/1/18	2,635	3,052
5.15%, 3/15/34	1,520	1,602

Eastman Chemical Co., 4.65%, 10/15/44	3,670	3,496

Huntsman International LLC, 4.88%, 11/15/20	3,960	3,900

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21 (1)(2)	1,630	1,618

WR Grace & Co-Conn, 5.63%, 10/1/24 (1)(2)	2,800	2,870
		16,538

Coal Operations – 0.1%

CONSOL Energy, Inc., 5.88%, 4/15/22 (1)(2)	2,175	2,142

Commercial Finance – 1.2%

Air Lease Corp., 5.63%, 4/1/17	3,310	3,571
3.88%, 4/1/21	1,335	1,348

CIT Group, Inc., 3.88%, 2/19/19	2,040	2,004

General Electric Capital Corp., 5.63%, 5/1/18	5,290	5,981
6.25%, 12/15/22	3,000	3,232

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Commercial Finance – 1.2% – continued

International Lease Finance Corp., 6.25%, 5/15/19	$2,000	$2,143
		18,279

Communications Equipment – 0.1%

Apple, Inc., 4.45%, 5/6/44	645	659

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	1,575	1,593
		2,252

Consumer Finance – 0.6%

Ally Financial, Inc., 2.75%, 1/30/17	2,855	2,798
3.25%, 9/29/17	1,285	1,269

Capital One Bank USA N.A., 8.80%, 7/15/19	100	127

Countrywide Financial Corp., 6.25%, 5/15/16	4,035	4,349
		8,543

Consumer Services – 1.5%

APX Group, Inc., 6.38%, 12/1/19	2,750	2,661

ERAC USA Finance LLC, 3.85%, 11/15/24 (1)(2)	1,515	1,518
7.00%, 10/15/37 (1)(2)	4,605	6,082

Service Corp. International, 4.50%, 11/15/20	1,186	1,150
5.38%, 1/15/22	1,600	1,616

United Rentals North America, Inc., 5.75%, 7/15/18	3,800	3,962
7.63%, 4/15/22	2,025	2,202
6.13%, 6/15/23	1,250	1,284
5.75%, 11/15/24	1,690	1,711
		22,186

Containers & Packaging – 1.5%

Ball Corp., 5.75%, 5/15/21	1,035	1,073

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	4,750	4,489

Graphic Packaging International, Inc., 4.75%, 4/15/21	4,015	4,005

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Containers & Packaging – 1.5% – continued

International Paper Co., 3.65%, 6/15/24	$3,030	$2,940
4.80%, 6/15/44	2,150	2,082

Plastipak Holdings, Inc., 6.50%, 10/1/21 (2)	2,950	2,994

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	2,250	2,289
8.25%, 2/15/21	2,035	2,152
		22,024

Diversified Banks – 3.5%

Bank of America Corp., 3.88%, 3/22/17	2,460	2,590
6.00%, 9/1/17	3,255	3,629
2.65%, 4/1/19	1,315	1,311
4.13%, 1/22/24	2,045	2,084
6.25%, 9/5/24	1,780	1,768
7.75%, 5/14/38	3,565	4,817
5.00%, 1/21/44	2,250	2,374

Citigroup, Inc., 1.35%, 3/10/17	3,300	3,291
6.00%, 8/15/17	2,275	2,548
2.50%, 7/29/19	1,930	1,913
6.30%, 5/15/24	4,425	4,370
4.00%, 8/5/24	2,765	2,709
6.68%, 9/13/43	2,225	2,727

JPMorgan Chase & Co., 7.90%, 4/30/18	2,830	3,063
6.30%, 4/23/19	2,625	3,045
5.00%, 7/1/19	3,185	3,105
5.15%, 5/1/23	1,440	1,372
3.88%, 9/10/24	2,795	2,740

Wells Fargo & Co., 7.98%, 3/15/18	2,820	3,086
		52,542

Electrical Equipment Manufacturing – 0.2%

Roper Industries, Inc., 6.25%, 9/1/19	2,250	2,609

Entertainment Content – 0.6%

CBS Corp., 1.95%, 7/1/17	1,560	1,580

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Entertainment Content – 0.6% – continued

Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/1/21 (2)	$2,675	$2,702

Time Warner, Inc., 6.10%, 7/15/40	2,415	2,800

Viacom, Inc., 4.38%, 3/15/43	2,895	2,665
		9,747

Exploration & Production – 3.0%

California Resources Corp., 5.50%, 9/15/21 (1)(2)(3)	2,000	2,030

Continental Resources, Inc., 5.00%, 9/15/22	3,875	4,088

Denbury Resources, Inc., 6.38%, 8/15/21	1,840	1,914
5.50%, 5/1/22	1,950	1,930

Kerr-McGee Corp., 6.95%, 7/1/24	3,085	3,882

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,950	1,911
6.25%, 11/1/19	6,340	6,189

Newfield Exploration Co., 7.13%, 5/15/18	1,550	1,591
6.88%, 2/1/20	3,260	3,399
5.75%, 1/30/22	3,360	3,604

QEP Resources, Inc., 6.88%, 3/1/21	5,000	5,425

Range Resources Corp., 5.75%, 6/1/21	3,615	3,796

Rosetta Resources, Inc., 5.63%, 5/1/21	1,430	1,394

WPX Energy, Inc., 6.00%, 1/15/22	1,500	1,546
5.25%, 9/15/24	2,680	2,600
		45,299

Financial Services – 4.3%

Ares Capital Corp., 4.88%, 11/30/18	3,230	3,411

FMR LLC, 6.45%, 11/15/39 (1)(2)	6,590	8,366

Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	2,945	3,198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Financial Services – 4.3% – continued
2.90%, 7/19/18	$2,835	$2,904
2.63%, 1/31/19	4,700	4,688
5.75%, 1/24/22	3,315	3,770
4.00%, 3/3/24	2,035	2,050
6.45%, 5/1/36	2,245	2,614
6.75%, 10/1/37	2,845	3,396
4.80%, 7/8/44	1,210	1,217

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,505	1,490
4.88%, 3/15/19	1,505	1,482
6.00%, 8/1/20	1,560	1,603
5.88%, 2/1/22	3,000	3,000

KKR Group Finance Co. III LLC, 5.13%, 6/1/44 (1)(2)	1,545	1,605

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)(2)	2,195	2,567

Legg Mason, Inc., 5.63%, 1/15/44	745	811

Morgan Stanley, 4.75%, 3/22/17	885	951
2.50%, 1/24/19	5,170	5,170
2.38%, 7/23/19	1,930	1,899
3.88%, 4/29/24	1,975	1,973
5.00%, 11/24/25	2,645	2,766

Prospect Capital Corp., 5.00%, 7/15/19	1,820	1,895
5.88%, 3/15/23	1,720	1,792
		64,618

Food & Beverage – 0.7%

Constellation Brands, Inc., 6.00%, 5/1/22	3,665	3,995

Mead Johnson Nutrition Co., 4.60%, 6/1/44	1,470	1,483

SABMiller Holdings, Inc., 1.85%, 1/15/15 (2)	950	954

Smithfield Foods, Inc., 6.63%, 8/15/22	3,020	3,186

Tyson Foods, Inc., 4.88%, 8/15/34	1,210	1,245
		10,863

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Hardware – 0.0%

Sanmina Corp., 4.38%, 6/1/19 (1)(2)	$600	$588

Health Care Facilities & Services – 0.9%

Cardinal Health, Inc., 1.90%, 6/15/17	60	61
1.70%, 3/15/18	1,140	1,129

Express Scripts Holding Co., 3.13%, 5/15/16	2,005	2,077

Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (2)	4,875	5,167

HCA, Inc., 6.50%, 2/15/20	2,570	2,808

McKesson Corp., 4.88%, 3/15/44	700	721

Medco Health Solutions, Inc., 2.75%, 9/15/15	1,980	2,017
		13,980

Homebuilders – 0.3%

Lennar Corp., 4.13%, 12/1/18	2,750	2,723
4.50%, 6/15/19	1,345	1,333
		4,056

Industrial Other – 0.2%

MasTec, Inc., 4.88%, 3/15/23	3,270	3,057

Life Insurance – 2.3%

ING US, Inc., 5.65%, 5/15/53	2,000	2,010

Lincoln National Corp., 6.05%, 4/20/67	4,705	4,811

MetLife, Inc., 6.40%, 12/15/36	3,565	3,975
4.88%, 11/13/43	2,310	2,458

Metropolitan Life Global Funding I, 1.30%, 4/10/17 (1)(2)	775	774

Principal Financial Group, Inc., 1.85%, 11/15/17	1,300	1,300

Protective Life Corp., 7.38%, 10/15/19	85	104
8.45%, 10/15/39	7,990	11,972

Prudential Financial, Inc., 2.35%, 8/15/19	1,775	1,761

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Life Insurance – 2.3% – continued
5.63%, 6/15/43	$3,915	$4,080
4.60%, 5/15/44	1,930	1,912
		35,157

Managed Care – 0.4%

Cigna Corp., 2.75%, 11/15/16	315	325

Humana, Inc., 3.85%, 10/1/24	1,900	1,899
4.63%, 12/1/42	590	578

WellPoint, Inc., 1.88%, 1/15/18	1,985	1,983
2.25%, 8/15/19	1,520	1,497
		6,282

Manufactured Goods – 0.1%

Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (2)	1,000	940

Medical Equipment & Devices Manufacturing – 0.8%

Agilent Technologies, Inc., 6.50%, 11/1/17	2,640	3,044

Baxter International, Inc., 5.38%, 6/1/18	2,860	3,208

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	2,905	2,999
4.15%, 2/1/24	2,175	2,252
		11,503

Metals & Mining – 0.5%

Alcoa, Inc., 5.13%, 10/1/24	885	886

Commercial Metals Co., 7.35%, 8/15/18	2,745	3,047

Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	2,400	2,447

Steel Dynamics, Inc., 6.13%, 8/15/19	1,780	1,880
		8,260

Oil & Gas Services & Equipment – 0.8%

Atwood Oceanics, Inc., 6.50%, 2/1/20	1,665	1,707

Diamond Offshore Drilling, Inc., 4.88%, 11/1/43	2,570	2,382

Pioneer Energy Services Corp., 6.13%, 3/15/22 (1)(2)	1,440	1,425

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Oil & Gas Services & Equipment – 0.8% – continued

Plains Exploration & Production Co., 6.13%, 6/15/19	$1,607	$1,760
6.75%, 2/1/22	2,231	2,471

Rowan Cos., Inc., 5.40%, 12/1/42	3,000	2,813
		12,558

Pharmaceuticals – 0.1%

Mylan, Inc., 1.80%, 6/24/16	1,125	1,138

Pipeline – 1.6%

Access Midstream Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	4,000	4,260

Energy Transfer Partners L.P., 6.50%, 2/1/42	3,135	3,570

Exterran Partners L.P./EXLP Finance Corp., 6.00%, 4/1/21	3,810	3,705

Kinder Morgan, Inc., 5.00%, 2/15/21 (1)(2)	2,870	2,992

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	5,150	5,408
5.88%, 3/1/22	500	520

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	1,722	1,782

Williams (The) Cos., Inc., 5.75%, 6/24/44	1,785	1,754
		23,991

Power Generation – 0.3%

Exelon Generation Co. LLC, 6.20%, 10/1/17	1,990	2,238
4.00%, 10/1/20	2,110	2,222
		4,460

Property & Casualty Insurance – 0.7%

American International Group, Inc., 3.38%, 8/15/20	3,475	3,579
8.18%, 5/15/58	3,350	4,514

Liberty Mutual Group, Inc., 5.00%, 6/1/21 (1)(2)	2,390	2,611
		10,704

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Publishing & Broadcasting – 1.2%

21st Century Fox America, Inc., 7.25%, 5/18/18	$2,365	$2,790
6.90%, 8/15/39	4,089	5,254

Gannett Co., Inc., 4.88%, 9/15/21 (1)(2)	2,700	2,612

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	3,110	3,141

Univision Communications, Inc., 6.88%, 5/15/19 (1)(2)	3,500	3,649
		17,446

Railroad – 0.3%

Burlington Northern Santa Fe LLC, 4.55%, 9/1/44	2,360	2,358

CSX Corp., 4.75%, 5/30/42	2,465	2,581
		4,939

Real Estate – 1.5%

ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 4.60%, 2/6/24 (1)(2)	2,380	2,423

DuPont Fabros Technology L.P., 5.88%, 9/15/21	2,325	2,366

EPR Properties, 5.75%, 8/15/22	3,905	4,275
5.25%, 7/15/23	2,655	2,791

ERP Operating L.P., 4.50%, 7/1/44	1,905	1,876

HCP, Inc., 3.75%, 2/1/19	1,225	1,290

Host Hotels & Resorts L.P., 5.88%, 6/15/19	475	503

Iron Mountain, Inc., 6.00%, 8/15/23	3,015	3,090

Prologis L.P., 3.35%, 2/1/21	500	499

Ventas Realty L.P., 5.70%, 9/30/43	1,495	1,721

WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 9/17/44 (1)(2)	1,790	1,812
		22,646

Refining & Marketing – 0.4%

Marathon Petroleum Corp., 3.63%, 9/15/24	1,425	1,395

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Refining & Marketing – 0.4% – continued

Tesoro Corp., 4.25%, 10/1/17	$750	$769

Western Refining, Inc., 6.25%, 4/1/21	3,250	3,250
		5,414

Retail – Consumer Discretionary – 0.6%

Hertz (The) Corp., 7.50%, 10/15/18	5,450	5,641
5.88%, 10/15/20	2,635	2,675

QVC, Inc., 4.45%, 2/15/25 (1)(2)	1,275	1,258
		9,574

Retail – Consumer Staples – 0.4%

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	3,071	3,204
8.50%, 6/15/19	1,975	2,453
		5,657

Semiconductors – 0.2%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	3,265	3,275

Software & Services – 0.3%

CA, Inc., 2.88%, 8/15/18	1,325	1,343

Oracle Corp., 4.30%, 7/8/34	2,950	2,972
		4,315

Supermarkets & Pharmacies – 0.1%

CVS Health Corp., 2.25%, 8/12/19	1,330	1,317

Tobacco – 0.7%

Altria Group, Inc., 5.38%, 1/31/44	3,875	4,129

Lorillard Tobacco Co., 8.13%, 6/23/19	5,000	6,116
		10,245

Utilities – 2.0%

AES Corp., 5.50%, 3/15/24	1,850	1,799

CenterPoint Energy, Inc., 6.50%, 5/1/18	2,380	2,744

CMS Energy Corp., 5.05%, 2/15/18	4,175	4,584

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 41.4% – continued

Utilities – 2.0% – continued
8.75%, 6/15/19	$3,530	$4,482

Exelon Corp., 5.63%, 6/15/35	3,525	3,961

IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,675	3,872

ITC Holdings Corp., 3.65%, 6/15/24	1,335	1,331

Jersey Central Power & Light Co., 4.70%, 4/1/24 (1)(2)	2,840	3,015

Progress Energy, Inc., 7.75%, 3/1/31	2,730	3,837
		29,625

Waste & Environment Services & Equipment – 0.4%

Clean Harbors, Inc., 5.25%, 8/1/20	1,770	1,770
5.13%, 6/1/21	3,850	3,816
		5,586

Wireless Telecommunications Services – 1.5%

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22 (1)(2)	1,745	1,710

SBA Tower Trust, 2.93%, 12/15/17 (1)(2)	1,865	1,891

Sprint Corp., 7.13%, 6/15/24 (1)(2)	3,810	3,839

Verizon Communications, Inc., 3.65%, 9/14/18	2,125	2,239
3.50%, 11/1/21	5,155	5,215
6.40%, 9/15/33	5,805	7,072
6.55%, 9/15/43	495	619
		22,585

Wireline Telecommunications Services – 0.9%

Frontier Communications Corp., 8.25%, 4/15/17	3,695	4,102
6.88%, 1/15/25	1,850	1,827

tw telecom holdings, Inc., 6.38%, 9/1/23	3,640	4,077

Windstream Corp., 6.38%, 8/1/23	4,075	3,932
		13,938
Total Corporate Bonds
(Cost $600,642)		621,746

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.5%

Aerospace & Defense – 0.3%

Bombardier, Inc., 4.75%, 4/15/19 (1)(2)	$1,540	$1,536
6.00%, 10/15/22 (1)(2)	2,800	2,786
		4,322

Banks – 0.8%

Credit Suisse, 5.40%, 1/14/20	3,135	3,497

Lloyds Bank PLC, 2.30%, 11/27/18	2,580	2,586
6.50%, 9/14/20 (1)(2)	4,240	4,930

Mizuho Bank Ltd., 2.45%, 4/16/19 (1)(2)	1,640	1,636
		12,649

Chemicals – 0.8%

Agrium, Inc., 4.90%, 6/1/43	2,225	2,258

Braskem Finance Ltd., 6.45%, 2/3/24	2,255	2,345

Ineos Finance PLC, 7.50%, 5/1/20 (2)	2,170	2,311

INEOS Group Holdings S.A., 6.13%, 8/15/18 (1)(2)	1,075	1,072
5.88%, 2/15/19 (2)	1,625	1,601

LYB International Finance B.V., 4.88%, 3/15/44	2,240	2,286
		11,873

Commercial Finance – 0.1%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 5/15/19 (1)(2)	1,440	1,397

Diversified Banks – 0.5%

HSBC Holdings PLC, 5.25%, 3/14/44	3,700	3,928

Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	500	500
6.00%, 12/19/23	3,400	3,565
		7,993

Exploration & Production – 0.3%

Petro-Canada, 6.05%, 5/15/18	960	1,095

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.5% – continued

Exploration & Production – 0.3% – continued

Petroleos Mexicanos, 5.50%, 1/21/21	$2,910	$3,202
		4,297

Food & Beverage – 0.9%

ESAL GmbH, 6.25%, 2/5/23 (2)	1,800	1,746

Heineken N.V., 1.40%, 10/1/17 (1)(2)	1,590	1,580

JBS Investments GmbH, 7.25%, 4/3/24 (1)(2)	1,650	1,683

Pernod Ricard S.A., 4.45%, 1/15/22 (1)(2)	2,890	3,054

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	2,125	2,320

Suntory Holdings Ltd., 2.55%, 9/29/19 (1)(2)	3,080	3,076
		13,459

Hardware – 0.2%

Seagate HDD Cayman, 4.75%, 1/1/25 (1)(2)	2,760	2,746

Health Care Facilities & Services – 0.1%

Catamaran Corp., 4.75%, 3/15/21	1,705	1,640

Integrated Oils – 0.5%

Petrobras International Finance Co., 3.50%, 2/6/17	1,555	1,582
5.38%, 1/27/21	5,535	5,595
		7,177

Internet Media – 0.2%

Atwood Oceanics, Inc., 3.25%, 8/6/18	2,145	2,208

Machinery Manufacturing – 0.3%

Pentair Finance S.A., 1.88%, 9/15/17	1,510	1,515

Tyco Electronics Group S.A., 6.55%, 10/1/17	2,560	2,915
		4,430

Manufactured Goods – 0.1%

Schaeffler Holding Finance B.V., 6.88%, 8/15/18 (2)(4)	1,700	1,768

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.5% – continued

Metals & Mining – 0.2%

FMG Resources August 2006 Pty. Ltd., 6.88%, 4/1/22 (1)(2)	$3,000	$3,053

Oil & Gas Services & Equipment – 0.1%

Ensco PLC, 4.50%, 10/1/24	1,415	1,420

Pharmaceuticals – 0.1%

Actavis Funding SCS, 3.85%, 6/15/24 (1)(2)	1,325	1,284

Property & Casualty Insurance – 1.1%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	6,700	7,427
5.50%, 11/15/20	2,070	2,312

XL Group PLC, 6.50%, 4/15/17	7,600	7,353
		17,092

Utilities – 0.2%

PPL WEM Holdings Ltd., 3.90%, 5/1/16 (1)(2)	3,475	3,617

Wireless Telecommunications Services – 0.4%

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	5,450	5,763

Wireline Telecommunications Services – 0.3%

Virgin Media Finance PLC, 6.00%, 10/15/24 (1)(2)(3)	1,000	1,001

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (1)(2)	3,375	3,401
		4,402
Total Foreign Issuer Bonds
(Cost $109,490)		112,590

U.S. GOVERNMENT AGENCIES – 19.4% (5)

Fannie Mae – 17.2%

Pool #255498, 5.50%, 12/1/34	423	474

Pool #256883, 6.00%, 9/1/37	46	52

Pool #535714, 7.50%, 1/1/31	46	53

Pool #545003, 8.00%, 5/1/31	2	3

Pool #545437, 7.00%, 2/1/32	97	113

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 19.4% (5) – continued

Fannie Mae – 17.2% – continued

Pool #545556, 7.00%, 4/1/32	$60	$70

Pool #555189, 7.00%, 12/1/32	433	516

Pool #581806, 7.00%, 7/1/31	168	196

Pool #585617, 7.00%, 5/1/31	–	–

Pool #745148, 5.00%, 1/1/36	278	307

Pool #888538, 5.50%, 1/1/37	676	756

Pool #890009, 5.50%, 9/1/36	2,713	3,042

Pool #890384, 4.50%, 10/1/41	601	655

Pool #893082, 2.44%, 9/1/36	2,397	2,585

Pool #919638, 5.50%, 9/1/37	1,416	1,575

Pool #929035, 6.50%, 1/1/38	839	950

Pool #932638, 5.00%, 3/1/40	8,102	9,014

Pool #955782, 6.50%, 10/1/37	196	221

Pool #990702, 6.50%, 9/1/38	1,944	2,200

Pool #AA7583, 4.50%, 6/1/39	3,440	3,747

Pool #AB1470, 4.50%, 9/1/40	3,611	3,906

Pool #AB2693, 4.50%, 4/1/41	8,077	8,744

Pool #AB3114, 5.00%, 6/1/41	4,829	5,370

Pool #AB9522, 3.50%, 5/1/43	28,203	28,866

Pool #AC6767, 4.50%, 1/1/40	2,622	2,855

Pool #AC9581, 5.50%, 1/1/40	6,099	6,838

Pool #AD0915, 5.50%, 12/1/38	259	290

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 19.4% (5) – continued

Fannie Mae – 17.2% – continued

Pool #AD1645, 5.00%, 3/1/40	$8,311	$9,227

Pool #AD6929, 5.00%, 6/1/40	4,094	4,545

Pool #AH1166, 4.50%, 12/1/40	8,956	9,695

Pool #AH1507, 4.50%, 12/1/40	8,817	9,603

Pool #AH9109, 4.50%, 4/1/41	583	635

Pool #AI4294, 4.50%, 6/1/41	3,071	3,321

Pool #AW2706, 4.00%, 4/1/44	51,860	54,778

Pool TBA, 3.00%, 10/14/44 (3)	46,400	45,740
3.50%, 10/14/44 (3)	24,600	25,144
4.50%, 10/14/44 (3)	6,800	7,336
5.00%, 10/14/44 (3)	4,675	5,158
		258,580

Freddie Mac – 0.5%

Pool #1B3575, 6.20%, 9/1/37	588	605

Pool #1G2296, 6.14%, 11/1/37	1,809	1,933

Pool #1J0365, 2.42%, 4/1/37	1,710	1,840

Pool #1J2840, 2.40%, 9/1/37	1,552	1,667

Pool #848076, 5.45%, 6/1/38	968	1,037
		7,082

Freddie Mac Gold – 1.1%

Pool #A65182, 6.50%, 9/1/37	3,624	4,227

Pool #A92650, 5.50%, 6/1/40	346	385

Pool #C00910, 7.50%, 1/1/30	342	386

Pool #C02790, 6.50%, 4/1/37	2,173	2,457

Pool #C02838, 5.50%, 5/1/37	2,863	3,194

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 19.4% (5) – continued

Freddie Mac Gold – 1.1% – continued

Pool #C03517, 4.50%, 9/1/40	$3,898	$4,209

Pool #G01954, 5.00%, 11/1/35	1,877	2,076
		16,934

Government National Mortgage Association – 0.3%

Series 2012-2, Class A, 1.86%, 6/16/31	5,329	5,370

Government National Mortgage Association II – 0.3%

Pool #82581, 4.00%, 7/20/40	3,895	4,093
Total U.S. Government Agencies
(Cost $285,301)		292,059

U.S. GOVERNMENT OBLIGATIONS – 19.1%

U.S. Treasury Bonds – 3.2%
5.38%, 2/15/31	10,330	13,673
4.50%, 2/15/36	9,250	11,416
3.38%, 5/15/44	22,172	22,893
		47,982

U.S. Treasury Notes – 15.7%
1.25%, 10/31/15	8,980	9,085
0.50%, 9/30/16	59,515	59,417
1.00%, 9/15/17	65,010	64,909
1.75%, 9/30/19	45,215	45,155
2.13%, 9/30/21	32,115	31,914
2.38%, 8/15/24	26,110	25,808
		236,288

U.S. Treasury Strips – 0.2%

2.27%, 2/15/38 (6)	4,190	1,976
Total U.S. Government Obligations
(Cost $284,620)		286,246

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.9%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (7)(8)	118,834,284	$118,834
Total Investment Companies
(Cost $118,834)		118,834

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.3%

U.S. Treasury Bill, 0.11%, 3/5/15	$20,720	$20,710
0.12%, 4/2/15 (9)	13,600	13,592
Total Short-Term Investments
(Cost $34,302)		34,302

Total Investments – 107.2%
(Cost $1,580,031)		1,610,689

Liabilities less Other Assets – (7.2)%		(107,970)
NET ASSETS – 100.0%		$1,502,719

(1)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $106,810,000 or 7.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Actavis Funding SCS, 3.85%, 6/15/24	6/10/14	$1,320

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 5/15/19	5/8/14	1,440

ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 4.60%, 2/6/24	2/4/14	2,376

Bombardier, Inc., 4.75%, 4/15/19	3/31/14	1,540

Bombardier, Inc., 6.00%, 10/15/22	3/31/14	2,800

California Resources Corp., 5.50%, 9/15/21	9/11/14	2,000

CONSOL Energy, Inc., 5.88%, 4/15/22	7/29/14	2,235

Daimler Finance North America LLC, 1.45%, 8/1/16	7/24/13	1,933

ERAC USA Finance LLC, 3.85%, 11/15/24	5/19/14	1,512

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07-9/29/11	4,726

FMG Resources August 2006 Pty. Ltd., 6.88%, 4/1/22	1/15/14-1/16/14	3,296

FMR LLC, 6.45%, 11/15/39	1/6/10-11/16/11	6,337

Gannett Co., Inc., 4.88%, 9/15/21	9/3/14	2,660

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Heineken N.V., 1.40%, 10/1/17	10/2/12	$1,585

Hyundai Capital America, 4.00%, 6/8/17	12/1/11	1,902

INEOS Group Holdings S.A., 6.13%, 8/15/18	5/2/13	1,075

JBS Investments GmbH, 7.25%, 4/3/24	3/31/14	1,650

Jersey Central Power & Light Co., 4.70%, 4/1/24	8/14/13-8/26/14	2,857

Kinder Morgan, Inc., 5.00%, 2/15/21	9/15/14	3,021

KKR Group Finance Co. III LLC, 5.13%, 6/1/44	5/21/14	1,524

KKR Group Finance Co. LLC, 6.38%, 9/29/20	4/15/13	2,634

Liberty Mutual Group, Inc., 5.00%, 6/1/21	4/12/13	2,645

Lloyds Bank PLC, 6.50%, 9/14/20	9/7/10	4,215

Metropolitan Life Global Funding I, 1.30%, 4/10/17	4/7/14	774

Mizuho Bank Ltd., 2.45%, 4/16/19	4/9/14	1,637

Pernod Ricard S.A., 4.45%, 1/15/22	10/20/11-11/17/11	2,887

Pioneer Energy Services Corp., 6.13%, 3/15/22	3/4/14	1,440

PPL WEM Holdings Ltd., 3.90%, 5/1/16	4/18/11	3,471

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22	7/17/14	1,731

QVC, Inc., 4.45%, 2/15/25	8/7/14	1,273

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21	4/9/13	1,630

SABMiller PLC, 6.50%, 7/1/16	10/28/10-9/29/11	2,518

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	3,253

Sanmina Corp., 4.38%, 6/1/19	5/20/14	600

SBA Tower Trust, 2.93%, 12/15/17	6/12/14	1,919

Seagate HDD Cayman, 4.75%, 1/1/25	6/11/14	2,744

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Sprint Corp., 7.13%, 6/15/24	12/9/13	$3,810

Suntory Holdings Ltd., 2.55%, 9/29/19	9/24/14	3,074

Univision Communications, Inc., 6.88%, 5/15/19	3/14/13-12/13/13	3,783

Virgin Media Finance PLC, 6.00%, 10/15/24	9/23/14	1,000

Virgin Media Secured Finance PLC, 5.38%, 4/15/21	2/7/13	3,375

WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 9/17/44	9/10/14	1,784

WR Grace & Co-Conn, 5.63%, 10/1/24	9/11/14	2,800

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	Security is payment in-kind bond.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(8)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,854,000 with net purchases of approximately $111,980,000 during the six months ended September 30, 2014.
(9)	Security pledged related to the Fund’s investment in futures contracts during the period. As of September 30, 2014, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	20.5%
U.S. Agency	17.6
AAA	7.0
AA	2.4
A	6.5
BBB	22.2
BB	10.9
B	5.3
CCC	0.2
Cash Equivalents	7.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$144,912	(1)	$–	$144,912
Corporate Bonds	–	621,746	(1)	–	621,746
Foreign Issuer Bonds	–	112,590	(1)	–	112,590
U.S. Government Agencies	–	292,059	(1)	–	292,059
U.S. Government Obligations	–	286,246	(1)	–	286,246
Investment Companies	118,834	–		–	118,834
Short-Term Investments	–	34,302		–	34,302
Total Investments	$118,834	$1,491,855		$–	$1,610,689

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1%

Advertising & Marketing – 1.1%

Alliance Data Systems Corp., 6.38%, 4/1/20 (1)	$16,670	$17,170
5.38%, 8/1/22 (1)	13,400	12,998

Lamar Media Corp., 5.38%, 1/15/24 (1)	28,427	28,498
		58,666

Aerospace & Defense – 1.0%

AAR Corp., 7.25%, 1/15/22	21,216	22,807

Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19 (1)	30,825	30,594
		53,401

Auto Parts Manufacturing – 2.5%

Affinia Group, Inc., 7.75%, 5/1/21	24,933	25,619

American Axle & Manufacturing, Inc., 6.63%, 10/15/22	21,199	22,312

Chassix Holdings, Inc., 10.00%, 12/15/18 (1)(2)	14,375	12,794

Chassix, Inc., 9.25%, 8/1/18 (1)	13,509	13,340

Meritor, Inc., 6.25%, 2/15/24	32,000	32,320

Titan International, Inc., 6.88%, 10/1/20	21,080	20,658
		127,043

Cable & Satellite – 2.9%

CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 1/31/22	14,360	15,078

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (1)	25,225	25,950

Harron Communications L.P./Harron Finance Corp., 9.13%, 4/1/20 (1)	26,610	29,005

Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 4/1/23	22,143	22,586

Mediacom LLC/Mediacom Capital Corp., 7.25%, 2/15/22	14,294	15,009

Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/1/21 (1)	29,700	29,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Cable & Satellite – 2.9% – continued

Wave Holdco LLC/Wave Holdco Corp., 8.25%, 7/15/19 (1)(2)	$10,165	$10,419
		148,044

Casinos & Gaming – 1.8%

Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.00%, 10/1/20 (1)	18,150	17,878

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/1/22 (1)	23,400	20,475

Mohegan Tribal Gaming Authority, 9.75%, 9/1/21	24,300	24,573

Station Casinos LLC, 7.50%, 3/1/21	26,335	27,454
		90,380

Commercial Finance – 0.3%

Oxford Finance LLC/Oxford Finance Co.-Issuer, Inc., 7.25%, 1/15/18 (1)	15,859	16,493

Communications Equipment – 0.6%

CPI International, Inc., 8.75%, 2/15/18	31,100	32,189

Consumer Finance – 1.6%

Navient LLC, 5.63%, 8/1/33	33,440	28,173

Speedy Cash Intermediate Holdings Corp., 10.75%, 5/15/18 (1)	14,005	14,145

Speedy Group Holdings Corp., 12.00%, 11/15/17 (1)	13,346	13,346

Walter Investment Management Corp., 7.88%, 12/15/21 (1)	26,175	25,783
		81,447

Consumer Products – 1.3%

Clearwater Paper Corp., 5.38%, 2/1/25 (1)	27,750	27,403

First Quality Finance Co., Inc., 4.63%, 5/15/21 (1)	11,065	10,318

Revlon Consumer Products Corp., 5.75%, 2/15/21	32,340	31,693
		69,414

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Consumer Services – 1.6%

APX Group, Inc., 8.75%, 12/1/20	$30,089	$27,381

Monitronics International, Inc., 9.13%, 4/1/20	25,578	26,345

Service Corp. International, 5.38%, 1/15/22	28,536	28,822
		82,548

Containers & Packaging – 1.4%

PaperWorks Industries, Inc., 9.50%, 8/15/19 (1)	15,900	16,178

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)	31,374	31,845

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.25%, 2/15/21	21,791	23,044
		71,067

Electrical Equipment Manufacturing – 0.8%

Artesyn Escrow, Inc., 9.75%, 10/15/20 (1)	21,300	21,140

GrafTech International Ltd., 6.38%, 11/15/20	22,825	22,654
		43,794

Entertainment Resources – 0.8%

AMC Entertainment, Inc., 5.88%, 2/15/22	12,375	12,468

Regal Entertainment Group, 5.75%, 3/15/22	28,886	28,958
		41,426

Exploration & Production – 4.8%

American Energy-Permian Basin LLC /AEPB Finance Corp., 6.74%, 8/1/19 (1)	8,925	8,177
7.38%, 11/1/21 (1)	15,725	14,388

BreitBurn Energy Partners L.P./BreitBurn Finance Corp., 8.63%, 10/15/20	29,840	31,034

California Resources Corp., 5.00%, 1/15/20 (1)(3)	8,850	8,983
6.00%, 11/15/24 (1)(3)	12,775	13,126

Clayton Williams Energy, Inc., 7.75%, 4/1/19	27,149	27,896

Halcon Resources Corp., 8.88%, 5/15/21	25,025	24,650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Exploration & Production – 4.8% – continued

Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/1/24 (1)	$29,786	$28,669

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	25,500	24,990

RSP Permian, Inc., 6.63%, 10/1/22 (1)	5,325	5,358

Swift Energy Co., 7.88%, 3/1/22	28,820	28,820

WPX Energy, Inc., 6.00%, 1/15/22	28,034	28,903
		244,994

Food & Beverage – 2.2%

Chiquita Brands International, Inc./Chiquita Brands LLC, 7.88%, 2/1/21	29,974	32,372

Cott Beverages, Inc., 5.38%, 7/1/22 (1)	26,402	25,544

Land O’ Lakes, Inc., 6.00%, 11/15/22 (1)	28,700	30,672

Simmons Foods, Inc., 7.88%, 10/1/21 (1)(3)	25,902	25,643
		114,231

Forest & Paper Products Manufacturing – 1.6%

Neenah Paper, Inc., 5.25%, 5/15/21 (1)	31,406	31,681

P.H. Glatfelter Co., 5.38%, 10/15/20	29,329	30,136

Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19	20,625	20,728
		82,545

Hardware – 0.5%

Sanmina Corp., 4.38%, 6/1/19 (1)	26,692	26,158

Health Care Facilities & Services – 0.9%

Envision Healthcare Corp., 5.13%, 7/1/22 (1)	25,086	24,710

HealthSouth Corp., 5.75%, 11/1/24	23,266	23,731
		48,441

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Home & Office Products Manufacturing – 0.6%

American Greetings Corp., 7.38%, 12/1/21	$17,985	$18,750

Century Intermediate Holding Co. 2, 9.75%, 2/15/19 (1)(2)	11,375	11,972
		30,722

Homebuilders – 2.3%

AV Homes, Inc., 8.50%, 7/1/19 (1)	18,050	17,870

Beazer Homes USA, Inc., 7.50%, 9/15/21	15,225	15,491

Meritage Homes Corp., 7.15%, 4/15/20	33,335	36,335

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (1)	26,190	25,535

Weyerhaeuser Real Estate Co., 4.38%, 6/15/19	7,025	6,867
5.88%, 6/15/24 (1)	15,850	15,771
		117,869

Industrial Other – 1.4%

AECOM Technology Corp., 5.75%, 10/15/22 (1)(3)	22,254	22,337

MasTec, Inc., 4.88%, 3/15/23	30,375	28,401

Park-Ohio Industries, Inc., 8.13%, 4/1/21	21,170	22,652
		73,390

Investment Companies – 1.6%

Fifth Street Finance Corp., 4.88%, 3/1/19	15,975	16,516

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	8,850	9,093
5.88%, 2/1/22	13,700	13,700

Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, 5/1/19	17,028	18,603

Prospect Capital Corp., 5.88%, 3/15/23	23,160	24,125
		82,037

Life Insurance – 1.2%

American Equity Investment Life Holding Co., 6.63%, 7/15/21	29,425	30,897

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Life Insurance – 1.2% – continued

Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/21 (1)	$30,447	$31,893
		62,790

Machinery Manufacturing & Rental – 1.0%

BlueLine Rental Finance Corp., 7.00%, 2/1/19 (1)	8,125	8,348

United Rentals North America, Inc., 5.75%, 11/15/24	26,135	26,462

Vander Intermediate Holding II Corp., 9.75%, 2/1/19 (1)(2)	17,800	18,601
		53,411

Media Non-Cable – 1.6%

Harland Clarke Holdings Corp., 6.88%, 3/1/20 (1)	25,840	26,357

National CineMedia LLC, 7.88%, 7/15/21	28,155	30,408

Sterling Entertainment Enterprises LLC, 9.75%, 12/15/19 (4)	23,800	24,692
		81,457

Metals & Mining – 1.0%

Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	24,942	26,314

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.38%, 2/1/20 (1)	15,660	16,443
7.38%, 2/1/20 (1)	9,083	9,537
		52,294

Oil & Gas Services & Equipment – 1.2%

Dresser-Rand Group, Inc., 6.50%, 5/1/21	25,555	27,535

Parker Drilling Co., 7.50%, 8/1/20	31,350	32,761
		60,296

Pharmaceuticals – 0.7%

Endo Finance LLC, 5.75%, 1/15/22 (1)	7,975	7,875

JPR Royalty Sub LLC, 14.00%, 9/1/20 (1)(4)	8,000	5,311

Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20	22,415	23,368
		36,554

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Pipeline – 3.6%

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., 6.63%, 10/1/20	$29,950	$30,624

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 12/15/20	28,392	28,534

Energy Transfer Equity L.P., 7.50%, 10/15/20	24,415	27,162

Exterran Partners L.P./EXLP Finance Corp., 6.00%, 10/1/22 (1)	18,625	18,113

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	34,610	34,523

Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, 7/15/22 (1)	17,735	17,558

Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (1)	27,796	29,255
		185,769

Property & Casualty Insurance – 1.1%

A-S Co. - Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (1)	28,900	29,911

Hockey Merger Sub 2, Inc., 7.88%, 10/1/21 (1)	14,135	14,471

Hub Holdings LLC/Hub Holdings Finance, Inc., 8.13%, 7/15/19 (1)(2)	13,475	13,172
		57,554

Publishing & Broadcasting – 3.0%

Gray Television, Inc., 7.50%, 10/1/20	25,010	25,573

Lee Enterprises, Inc., 9.50%, 3/15/22 (1)	30,620	31,003

McClatchy (The) Co., 9.00%, 12/15/22	31,775	34,317

Sinclair Television Group, Inc., 6.38%, 11/1/21	29,075	29,729

Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/1/19 (1)	30,285	32,632
		153,254

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Railroad – 0.5%

Florida East Coast Holdings Corp., 6.75%, 5/1/19 (1)	$6,800	$6,936
9.75%, 5/1/20 (1)	19,485	19,777
		26,713

Real Estate – 4.3%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., 6.00%, 10/15/21	12,125	12,519

DuPont Fabros Technology L.P., 5.88%, 9/15/21	26,645	27,111

EPR Properties, 7.75%, 7/15/20	15,070	18,159

Felcor Lodging L.P., 5.63%, 3/1/23	27,800	27,175

Forestar USA Real Estate Group, Inc., 8.50%, 6/1/22 (1)	26,565	27,229

Howard Hughes (The) Corp., 6.88%, 10/1/21	33,625	34,718

Iron Mountain, Inc., 6.00%, 8/15/23	28,205	28,910

MPT Operating Partnership L.P./MPT Finance Corp., 5.50%, 5/1/24	16,125	16,488

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22 (1)	28,150	27,587
		219,896

Refining & Marketing – 1.1%

CITGO Petroleum Corp., 6.25%, 8/15/22 (1)	32,210	33,498

PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	23,156	24,256
		57,754

Restaurants – 1.2%

Landry’s Holdings II, Inc., 10.25%, 1/1/18 (1)	14,177	14,602

Landry’s, Inc., 9.38%, 5/1/20 (1)	13,585	14,366

NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 1/15/20	30,410	31,703
		60,671

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Retail – 0.9%

99 Cents Only Stores, 11.00%, 12/15/19	$25,177	$27,317

Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (1)	19,975	20,774
		48,091

Retail – Consumer Discretionary – 2.6%

Group 1 Automotive, Inc., 5.00%, 6/1/22 (1)	28,410	27,487

Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (1)(2)	33,735	31,374

PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19	18,252	18,343

Penske Automotive Group, Inc., 5.75%, 10/1/22	27,935	28,354

Sonic Automotive, Inc., 7.00%, 7/15/22	25,108	26,740
		132,298

Retail – Discretionary – 1.2%

CST Brands, Inc., 5.00%, 5/1/23	29,528	28,790

Pantry (The), Inc., 8.38%, 8/1/20	29,320	30,639
		59,429

Retail Staples – 0.7%

Murphy Oil USA, Inc., 6.00%, 8/15/23	32,850	34,246

Semiconductors – 0.4%

Freescale Semiconductor, Inc., 6.00%, 1/15/22 (1)	21,810	22,137

Software & Services – 1.1%

Sophia Holding Finance L.P./Sophia Holding Finance, Inc., 9.63%, 12/1/18 (1)(2)	29,016	29,306

SunGard Data Systems, Inc., 6.63%, 11/1/19	25,910	25,910
		55,216

Supermarkets & Pharmacies – 1.8%

BI-LO LLC/BI-LO Finance Corp., 8.63%, 9/15/18(1)(2)	28,445	25,956

Ingles Markets, Inc., 5.75%, 6/15/23	32,237	32,398

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Supermarkets & Pharmacies – 1.8% – continued

Tops Holding II Corp., 8.75%, 6/15/18	$32,310	$32,310
		90,664

Tobacco – 0.3%

Alliance One International, Inc., 9.88%, 7/15/21	16,750	16,331

Trucking & Leasing – 0.5%

Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.88%, 2/15/19 (1)	26,177	26,242

Utilities – 0.5%

AES Corp., 7.38%, 7/1/21	21,971	24,608

Waste & Environment Services & Equipment – 2.1%

ADS Waste Holdings, Inc., 8.25%, 10/1/20	30,250	31,535

Casella Waste Systems, Inc., 7.75%, 2/15/19	29,180	29,253

Clean Harbors, Inc., 5.13%, 6/1/21	22,275	22,080

Covanta Holding Corp., 6.38%, 10/1/22	23,468	24,759
		107,627

Wireless Telecommunications Services – 1.4%

Consolidated Communications Finance II Co., 6.50%, 10/1/22 (1)	8,850	8,806

Hughes Satellite Systems Corp., 7.63%, 6/15/21	24,902	27,143

Sprint Corp., 7.88%, 9/15/23 (1)	32,425	34,370
		70,319

Wireline Telecommunications Services – 3.5%

EarthLink Holdings Corp., 7.38%, 6/1/20	8,115	8,322

Frontier Communications Corp., 9.00%, 8/15/31	33,075	34,315

GCI, Inc., 8.63%, 11/15/19	20,106	20,709

Level 3 Escrow II, Inc., 5.38%, 8/15/22 (1)	13,425	13,224

Level 3 Financing, Inc., 6.13%, 1/15/21 (1)	9,740	10,032

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.1% – continued

Wireline Telecommunications Services – 3.5% – continued

Qwest Capital Funding, Inc., 7.75%, 2/15/31	$33,685	$34,443

tw telecom holdings, Inc., 6.38%, 9/1/23	5,109	5,722

West Corp., 5.38%, 7/15/22 (1)	19,675	18,150

Windstream Corp., 7.75%, 10/1/21	21,939	23,365
7.50%, 4/1/23	14,100	14,453
		182,735
Total Corporate Bonds
(Cost $3,703,612)		3,714,655

FOREIGN ISSUER BONDS – 21.8%

Aerospace & Defense – 0.7%

Bombardier, Inc., 7.45%, 5/1/34 (1)	35,486	35,841

Airlines – 0.6%

Air Canada, 8.75%, 4/1/20 (1)	12,450	13,664
7.75%, 4/15/21 (1)	15,290	15,596
		29,260

Banking – 0.6%

Credit Suisse Group A.G., 7.50%, 12/11/23 (1)	30,450	31,973

Cable & Satellite – 1.7%

Altice S.A., 7.75%, 5/15/22 (1)	21,725	22,431

Numericable Group S.A., 6.00%, 5/15/22 (1)	27,545	27,752

VTR Finance B.V., 6.88%, 1/15/24 (1)	34,000	35,190
		85,373

Casinos & Gaming – 1.0%

MCE Finance Ltd., 5.00%, 2/15/21 (1)	28,205	27,077

Wynn Macau Ltd., 5.25%, 10/15/21 (1)	24,550	23,691
		50,768

Chemicals – 1.0%

Braskem Finance Ltd., 6.45%, 2/3/24	27,025	28,106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 21.8% – continued

Chemicals – 1.0% – continued

INEOS Group Holdings S.A., 5.88%, 2/15/19 (1)	$24,995	$24,620
		52,726

Commercial Finance – 1.8%

Aircastle Ltd., 5.13%, 3/15/21	35,250	34,810

AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (1)	26,897	27,332

Fly Leasing Ltd., 6.75%, 12/15/20 (3)	26,800	27,872
		90,014

Containers & Packaging – 0.6%

Coveris Holdings S.A., 7.88%, 11/1/19 (1)	30,375	31,742

Diversified Banks – 1.3%

Credit Agricole S.A., 7.88%, 1/23/24 (1)	30,025	30,325

Nordea Bank AB, 5.50%, 9/23/19 (1)	8,850	8,695

Royal Bank of Scotland Group PLC, 7.64%, 9/30/17	24,070	25,454
		64,474

Exploration & Production – 1.7%

EnQuest PLC, 7.00%, 4/15/22 (1)	27,894	26,308

Jupiter Resources, Inc., 8.50%, 10/1/22 (1)	13,275	11,782

Lightstream Resources Ltd., 8.63%, 2/1/20 (1)	24,050	23,809

Ultra Petroleum Corp., 6.13%, 10/1/24 (1)	24,100	23,015
		84,914

Food & Beverage – 1.2%

JBS Investments GmbH, 7.75%, 10/28/20 (1)	17,825	18,939
7.25%, 4/3/24 (1)	12,575	12,826

Marfrig Holding Europe B.V., 6.88%, 6/24/19 (1)	33,200	32,304
		64,069

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 21.8% – continued

Hardware – 0.6%

MMI International Ltd., 8.00%, 3/1/17 (1)	$28,730	$29,017

Medical Equipment & Devices Manufacturing – 0.6%

ConvaTec Finance International S.A., 8.25%, 1/15/19 (1)(2)	32,182	32,745

Metals & Mining – 0.6%

Vedanta Resources PLC, 9.50%, 7/18/18 (1)	28,450	32,575

Oil & Gas Services & Equipment – 1.0%

Offshore Group Investment Ltd., 7.50%, 11/1/19	18,305	16,978
7.13%, 4/1/23	13,375	11,787

Seadrill Ltd., 6.63%, 9/15/20 (1)	26,100	24,351
		53,116

Paper – 0.5%

Cascades, Inc., 5.50%, 7/15/22 (1)	26,625	25,826

Restaurants – 0.4%

Arcos Dorados Holdings, Inc., 6.63%, 9/27/23 (1)	20,774	20,618

Transportation & Logistics – 2.1%

Eletson Holdings, 9.63%, 1/15/22 (1)	26,715	27,249

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (1)	28,000	27,020

Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (1)	26,875	26,606

Teekay Offshore Partners L.P./Teekay Offshore Finance Corp., 6.00%, 7/30/19	30,225	29,621
		110,496

Wireless Telecommunications Services – 2.4%

Digicel Group Ltd., 8.25%, 9/30/20 (1)	35,139	36,197

Intelsat Luxembourg S.A., 7.75%, 6/1/21	33,285	33,909

Millicom International Cellular S.A., 6.63%, 10/15/21 (1)	4,080	4,233

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 21.8% – continued

Wireless Telecommunications Services – 2.4% – continued

Telemovil Finance Co. Ltd., 8.00%, 10/1/17 (1)	$25,088	$25,746

Wind Acquisition Finance S.A., 7.38%, 4/23/21 (1)	23,000	23,115
		123,200

Wireline Telecommunications Services – 1.4%

B Communications Ltd., 7.38%, 2/15/21 (1)	25,150	26,753

Columbus International, Inc., 7.38%, 3/30/21 (1)	27,225	28,314

Virgin Media Finance PLC, 6.00%, 10/15/24 (1)(3)	17,250	17,272
		72,339
Total Foreign Issuer Bonds
(Cost $1,119,516)		1,121,086

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.4%

Banks – 0.4%

GMAC Capital Trust I	822,550	$21,888
Total Preferred Stocks
(Cost $20,094)		21,888

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.5%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	284,560,959	$284,561
Total Investment Companies
(Cost $284,561)		284,561

Total Investments – 99.8%
(Cost $5,127,783)		5,142,190

Other Assets less Liabilities – 0.2%		8,651
NET ASSETS – 100.0%		$5,150,841

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

(2)	Security is payment in-kind bond.
(3)	When-Issued Security.
(4)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $30,003,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

Sterling Entertainment Enterprises LLC, 9.75%, 12/15/19	12/28/12	23,800

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $173,296,000 with net purchases of approximately $111,265,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.9%
BB	25.4
B	44.1
CCC	20.3
Not Rated	2.7
Cash Equivalents	5.6

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds	$ –		$3,714,655	(1)	$–	$3,714,655
Foreign Issuer Bonds	–		1,121,086	(1)	–	1,121,086
Preferred Stocks	21,888	(1)	–		–	21,888
Investment Companies	284,561		–		–	284,561
Total Investments	$306,449		$4,835,741		$–	$5,142,190

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s) (1)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Corporate Bonds

Media	$24,692	$–	$–	$–	$–	$–	$–	$(24,692)	$–	$–

(1)	The Transfers Out of Level 3, noted above, were due to the Fund receiving an evaluated price using observable inputs based on quoted prices in active markets for similar securities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 20.0%

Automobile – 7.2%

CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.98%, 1/15/19	$4,565	$4,555

Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3, 1.10%, 9/15/19	2,135	2,131

Honda Auto Receivables Owner Trust, Series 2014-1, Class A3, 0.67%, 11/21/17	3,275	3,265

Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.77%, 3/19/18	4,610	4,602

Hyundai Auto Receivables Trust, Series 2014-B, Class A3, 0.90%, 12/17/18	4,530	4,530

Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3, 0.67%, 8/15/18	940	938

Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3, 0.72%, 8/15/18	2,245	2,239

Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3, 0.67%, 12/15/17	4,365	4,360

Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76%, 3/15/18	3,090	3,084

USAA Auto Owner Trust, Series 2014-1, Class A3, 0.58%, 12/15/17	1,965	1,964

Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.70%, 4/20/18	930	929

Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.91%, 10/22/18	1,895	1,890

World Omni Auto Receivables Trust, Series 2013-B, Class A3, 0.83%, 8/15/18	940	941

World Omni Auto Receivables Trust, Series 2014-A, Class A3, 0.94%, 4/15/19	1,495	1,491
		36,919

Commercial Mortgage-Backed Securities – 9.9%

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	3,710	3,941

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 20.0% – continued

Commercial Mortgage-Backed Securities – 9.9% – continued

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4, 5.41%, 12/11/40	$1,425	$1,474

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class A4, 4.67%, 6/11/41	2,992	3,033

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class A4, 4.93%, 2/13/42	84	85

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.89%, 9/11/38	3,893	4,141

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	3,528	3,778

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	175	192

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	525	578

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, 12/10/49	3,419	3,751

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	2,214	2,336

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.55%, 5/12/45	2,507	2,655

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.40%, 5/15/45	3,399	3,617

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39	1,225	1,284

LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.03%, 6/15/38	3,341	3,555

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 20.0% – continued

Commercial Mortgage-Backed Securities – 9.9% – continued

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41	$4,033	$4,512

Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4, 5.74%, 8/12/43	1,145	1,221

Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	1,146	1,215

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	643	703

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.83%, 6/11/42	3,070	3,372

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	3,001	3,213

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	1,976	2,109
		50,765

Credit Card – 2.8%

American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	1,485	1,480

Citibank Credit Card Issuance Trust, 1.73%, 4/9/20	5,005	5,000

Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, 2/22/19	4,050	4,033

Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.23%, 4/24/19	1,930	1,926

Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	1,845	1,841
		14,280

Utilities – 0.1%

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 4/15/18	394	395
Total Asset-Backed Securities
(Cost $103,625)		102,359

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6%

Auto Parts Manufacturing – 0.4%

Dana Holding Corp., 6.75%, 2/15/21	$500	$530

Goodyear Tire & Rubber (The) Co., 7.00%, 5/15/22	900	964

Johnson Controls, Inc., 1.40%, 11/2/17	695	689
		2,183

Automobiles Manufacturing – 1.4%

American Honda Finance Corp., 0.61%, 5/26/16 (1)	620	623
1.20%, 7/14/17	775	772

Daimler Finance North America LLC, 1.45%, 8/1/16 (1)(2)	675	680

Ford Motor Credit Co. LLC, 7.00%, 4/15/15	680	703
4.25%, 2/3/17	300	318
1.68%, 9/8/17	2,340	2,330

General Motors Financial Co., Inc., 3.00%, 9/25/17	1,100	1,111

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	400	405
		6,942

Banks – 1.2%

Branch Banking & Trust Co., 1.00%, 4/3/17	835	829

Discover Bank, 2.00%, 2/21/18	415	413

Fifth Third Bank, 0.90%, 2/26/16	645	646

HSBC USA, Inc., 1.30%, 6/23/17	1,800	1,798

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	1,175	1,314

KeyBank N.A., 1.10%, 11/25/16	525	526

PNC Funding Corp., 2.70%, 9/19/16	380	392
		5,918

Biotechnology – 0.9%

Amgen, Inc., 1.25%, 5/22/17	1,905	1,895

Gilead Sciences, Inc., 2.40%, 12/1/14	615	617

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Biotechnology – 0.9% – continued

3.05%, 12/1/16	$515	$536

Roche Holdings, Inc., 2.25%, 9/30/19 (1)(2)	1,310	1,305
		4,353

Cable & Satellite – 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	500	490

Comcast Corp., 4.95%, 6/15/16	1,060	1,133
6.30%, 11/15/17	660	754

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	1,145	1,170
		3,547

Chemicals – 0.7%

Airgas, Inc., 2.95%, 6/15/16	815	840

Ashland, Inc., 3.00%, 3/15/16	1,000	1,000

Dow Chemical (The) Co., 2.50%, 2/15/16	1,050	1,072

Eastman Chemical Co., 2.40%, 6/1/17	325	332

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21 (1)(2)	290	288
		3,532

Coal Operations – 0.1%

CONSOL Energy, Inc., 5.88%, 4/15/22 (1)(2)	700	690

Commercial Finance – 1.3%

Air Lease Corp., 5.63%, 4/1/17	680	734

CIT Group, Inc., 3.88%, 2/19/19	505	496

General Electric Capital Corp., 3.35%, 10/17/16	1,490	1,562
5.40%, 2/15/17	1,450	1,588
1.25%, 5/15/17	1,250	1,249

International Lease Finance Corp., 2.18%, 6/15/16	1,000	990
		6,619

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Communications Equipment – 0.5%

Apple, Inc., 1.05%, 5/5/17	$760	$757

Cisco Systems, Inc., 1.10%, 3/3/17	535	535
3.15%, 3/14/17	780	818

Juniper Networks, Inc., 3.10%, 3/15/16	500	513
		2,623

Consumer Finance – 0.6%

Ally Financial, Inc., 2.75%, 1/30/17	695	681
3.25%, 9/29/17	440	434

American Express Credit Corp., 2.80%, 9/19/16	485	501

Capital One Financial Corp., 1.00%, 11/6/15	630	632

Synchrony Financial, 1.88%, 8/15/17	715	716
		2,964

Consumer Products – 0.2%

Avon Products, Inc., 2.38%, 3/15/16	1,000	1,010

Consumer Services – 0.5%

APX Group, Inc., 6.38%, 12/1/19	625	605

Service Corp. International, 5.38%, 1/15/22	550	556

United Rentals North America, Inc., 5.75%, 7/15/18	500	521
7.63%, 4/15/22	495	538
6.13%, 6/15/23	395	406
		2,626

Containers & Packaging – 0.6%

Ball Corp., 5.75%, 5/15/21	500	518

Graphic Packaging International, Inc., 4.75%, 4/15/21	500	499

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)	650	660

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	750	763

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Containers & Packaging – 0.6% – continued
8.25%, 2/15/21	$500	$529
		2,969

Department Stores – 0.2%

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	940	1,034

Diversified Banks – 2.6%

Bank of America Corp., 3.70%, 9/1/15	1,070	1,099
3.63%, 3/17/16	500	518
1.05%, 3/22/16	1,245	1,254
3.88%, 3/22/17	590	621
5.13%, 6/17/19	1,580	1,528

Citigroup, Inc., 1.03%, 4/1/16	1,110	1,118
1.70%, 7/25/16	1,155	1,167
1.35%, 3/10/17	1,100	1,097
6.00%, 8/15/17	545	610

JPMorgan Chase & Co., 1.10%, 10/15/15	910	914
3.15%, 7/5/16	865	895
7.90%, 4/30/18	370	400

Wells Fargo & Co., 1.15%, 6/2/17	1,450	1,441
7.98%, 3/15/18	370	405
		13,067

Electrical Equipment Manufacturing – 0.4%

Amphenol Corp., 1.55%, 9/15/17	1,110	1,109

General Electric Co., 0.85%, 10/9/15	550	552

Roper Industries, Inc., 1.85%, 11/15/17	565	567
		2,228

Entertainment Content – 0.6%

CBS Corp., 1.95%, 7/1/17	935	947

Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/1/21 (1)	525	530

Time Warner, Inc., 3.15%, 7/15/15	800	816

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Entertainment Content – 0.6% – continued

Viacom, Inc., 2.50%, 12/15/16	$575	$591
		2,884

Exploration & Production – 1.9%

California Resources Corp., 5.50%, 9/15/21 (1)(2)(3)	750	761

Continental Resources, Inc., 5.00%, 9/15/22	970	1,023

Denbury Resources, Inc., 6.38%, 8/15/21	997	1,037
5.50%, 5/1/22	675	668

Devon Energy Corp., 1.20%, 12/15/16	630	631

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	675	662
6.25%, 11/1/19	1,000	976

Marathon Oil Corp., 0.90%, 11/1/15	690	690

Murphy Oil Corp., 2.50%, 12/1/17	560	569

Newfield Exploration Co., 6.88%, 2/1/20	850	886

QEP Resources, Inc., 6.88%, 3/1/21	470	510

Range Resources Corp., 6.75%, 8/1/20	900	947

Rosetta Resources, Inc., 5.63%, 5/1/21	500	488
		9,848

Financial Services – 2.8%

BlackRock, Inc., 3.50%, 12/10/14	775	780

Charles Schwab (The) Corp., 0.85%, 12/4/15	555	557

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	3,160	3,266
5.63%, 1/15/17	1,355	1,471
2.90%, 7/19/18	1,045	1,070

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	335	332
4.88%, 3/15/19	335	330
6.00%, 8/1/20	300	308

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Financial Services – 2.8% – continued

Icahn Enterprises L.P./lcahn Enterprises Finance Corp., 5.88%, 2/1/22	$680	$680

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)(2)	385	450

Morgan Stanley, 1.48%, 2/25/16	1,000	1,014
1.75%, 2/25/16	1,815	1,834
4.75%, 3/22/17	575	618

Prospect Capital Corp., 5.00%, 7/15/19	750	781

TD Ameritrade Holding Corp., 4.15%, 12/1/14	700	704
		14,195

Food & Beverage – 1.2%

Anheuser-Busch InBev Finance, Inc., 0.80%, 1/15/16	1,170	1,173
1.13%, 1/27/17	730	730

ConAgra Foods, Inc., 1.35%, 9/10/15	800	804
1.30%, 1/25/16	490	492

General Mills, Inc., 0.88%, 1/29/16	625	627

Kellogg Co., 1.13%, 5/15/15	570	572

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)	455	457

Smithfield Foods, Inc., 5.25%, 8/1/18 (1)(2)	675	677

Wm Wrigley Jr Co., 1.40%, 10/21/16 (1)(2)	815	819
		6,351

Hardware – 0.2%

NetApp, Inc., 2.00%, 12/15/17	225	226

Sanmina Corp., 4.38%, 6/1/19 (1)(2)	1,000	980
		1,206

Health Care Facilities & Services – 1.1%

AmerisourceBergen Corp., 1.15%, 5/15/17	1,355	1,346

Cardinal Health, Inc., 1.90%, 6/15/17	410	414

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Health Care Facilities & Services – 1.1% – continued

Express Scripts Holding Co., 2.10%, 2/12/15	$665	$669
3.13%, 5/15/16	500	518

HCA, Inc., 6.50%, 2/15/20	875	956

McKesson Corp., 0.95%, 12/4/15	355	355
5.70%, 3/1/17	190	209
1.29%, 3/10/17	950	947
		5,414

Home Improvement – 0.1%

Whirlpool Corp., 1.35%, 3/1/17	680	678

Homebuilders – 0.4%

Lennar Corp., 4.13%, 12/1/18	1,925	1,906
4.50%, 6/15/19	330	327
		2,233

Industrial Other – 0.2%

SBA Communications Corp., 5.63%, 10/1/19	1,000	1,015

Life Insurance – 0.6%

Lincoln National Corp., 6.05%, 4/20/67	300	307

MetLife, Inc., 6.75%, 6/1/16	785	861

Metropolitan Life Global Funding I, 1.30%, 4/10/17 (1)(2)	415	414

Principal Financial Group, Inc., 1.85%, 11/15/17	500	500

Prudential Financial, Inc., 3.00%, 5/12/16	145	150

Voya Financial, Inc., 5.65%, 5/15/53	680	684
		2,916

Machinery Manufacturing – 0.2%

Eaton Corp., 0.95%, 11/2/15	750	752

Managed Care – 0.3%

Cigna Corp., 2.75%, 11/15/16	580	600

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Managed Care – 0.3% – continued

UnitedHealth Group, Inc., 0.85%, 10/15/15	$410	$411

WellPoint, Inc., 1.25%, 9/10/15	575	578
		1,589

Manufactured Goods – 0.1%

Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (1)	750	705

Medical Equipment & Devices Manufacturing – 0.6%

Baxter International, Inc., 5.38%, 6/1/18	515	578

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	560	578
1.30%, 2/1/17	1,215	1,211

Zimmer Holdings, Inc., 1.40%, 11/30/14	625	626
		2,993

Metals & Mining – 0.3%

Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18	480	481

Glencore Funding LLC, 1.59%, 1/15/19 (1)(2)	1,065	1,073

Steel Dynamics, Inc., 6.13%, 8/15/19	160	169
		1,723

Oil & Gas Services & Equipment – 0.4%

Atwood Oceanics, Inc., 6.50%, 2/1/20	250	256

Cameron International Corp., 1.40%, 6/15/17	1,530	1,529

Pioneer Energy Services Corp., 6.13%, 3/15/22 (1)(2)	400	396
		2,181

Pharmaceuticals – 0.4%

AbbVie, Inc., 1.20%, 11/6/15	1,035	1,039

Mylan, Inc., 1.80%, 6/24/16	400	404

Zoetis, Inc., 1.15%, 2/1/16	830	832
		2,275

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Pipeline – 0.4%

Enterprise Products Operating LLC, 3.70%, 6/1/15	$350	$357

Regency Energy Partners L.P./Regency Energy Finance Corp., 5.88%, 3/1/22	760	790

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	392	406

Williams Partners L.P., 3.80%, 2/15/15	670	678
		2,231

Power Generation – 0.2%

Dominion Gas Holdings LLC, 1.05%, 11/1/16	465	464

Exelon Generation Co. LLC, 6.20%, 10/1/17	480	540
		1,004

Property & Casualty Insurance – 0.0%

American International Group, Inc., 2.38%, 8/24/15	145	147

Publishing & Broadcasting – 1.3%

21st Century Fox America, Inc., 5.30%, 12/15/14	1,105	1,116
7.25%, 5/18/18	460	543

Gannett Co., Inc., 4.88%, 9/15/21 (1)(2)	1,000	968

NBCUniversal Enterprise, Inc., 0.77%, 4/15/16 (1)(2)	1,300	1,303

NBCUniversal Media LLC, 3.65%, 4/30/15	1,060	1,080

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	500	505

Univision Communications, Inc., 6.88%, 5/15/19 (1)(2)	1,000	1,042
		6,557

Real Estate – 1.2%

AvalonBay Communities, Inc., 5.75%, 9/15/16	800	873

DuPont Fabros Technology L.P., 5.88%, 9/15/21	465	473

Health Care REIT, Inc., 5.88%, 5/15/15	1,215	1,254

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Real Estate – 1.2% – continued

Host Hotels & Resorts L.P., 5.88%, 6/15/19	$350	$371

Kimco Realty Corp., 5.70%, 5/1/17	445	491

Ventas Realty L.P., 1.55%, 9/26/16	515	519
1.25%, 4/17/17	1,395	1,388

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)(2)	530	531
		5,900

Refining & Marketing – 0.3%

Phillips 66, 2.95%, 5/1/17	390	405

Tesoro Corp., 4.25%, 10/1/17	450	461

Western Refining, Inc., 6.25%, 4/1/21	550	550
		1,416

Restaurants – 0.1%

Starbucks Corp., 0.88%, 12/5/16	625	625

Retail – Consumer Discretionary – 0.5%

Amazon.com, Inc., 0.65%, 11/27/15	600	601

Hertz (The) Corp., 7.50%, 10/15/18	600	621
5.88%, 10/15/20	250	254

Home Depot (The), Inc., 5.40%, 3/1/16	1,035	1,103
		2,579

Semiconductors – 0.1%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	530	532

Software & Services – 0.7%

International Business Machines Corp., 5.70%, 9/14/17	565	633

Oracle Corp., 5.25%, 1/15/16	545	578
0.43%, 7/7/17	725	726

Symantec Corp., 2.75%, 9/15/15	1,065	1,084

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Software & Services – 0.7% – continued

Xerox Corp., 4.25%, 2/15/15	$580	$588
		3,609

Supermarkets & Pharmacies – 0.1%

CVS Caremark Corp., 5.75%, 6/1/17	421	468

Tobacco – 0.6%

Lorillard Tobacco Co., 3.50%, 8/4/16	1,370	1,423

Philip Morris International, Inc., 2.50%, 5/16/16	900	926

Reynolds American, Inc., 1.05%, 10/30/15	800	802
		3,151

Transportation & Logistics – 0.3%

PACCAR Financial Corp., 1.10%, 6/6/17	1,050	1,045

Ryder System, Inc., 3.15%, 3/2/15	585	591
		1,636

Utilities – 0.6%

CenterPoint Energy, Inc., 6.50%, 5/1/18	260	300

Duke Energy Corp., 0.61%, 4/3/17	590	592

IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,040	1,096

Southern (The) Co., 1.30%, 8/15/17	1,240	1,234
		3,222

Waste & Environment Services & Equipment – 0.1%

Clean Harbors, Inc., 5.25%, 8/1/20	725	725

Wireless Telecommunications Services – 0.9%

AT&T, Inc., 1.60%, 2/15/17	660	665

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22 (1)(2)	570	559

SBA Tower Trust, 2.93%, 12/15/17 (1)(2)	605	613

Sprint Communications, Inc., 7.00%, 8/15/20	1,000	1,042

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.6% – continued

Wireless Telecommunications Services – 0.9% – continued

Verizon Communications, Inc., 1.35%, 6/9/17	$535	$532
3.65%, 9/14/18	980	1,033
		4,444

Wireline Telecommunications Services – 0.5%

Frontier Communications Corp., 8.25%, 4/15/17	650	721
6.25%, 9/15/21	1,500	1,485

tw telecom holdings, Inc., 6.38%, 9/1/23	480	538
		2,744
Total Corporate Bonds
(Cost $162,517)		162,253

FOREIGN ISSUER BONDS – 9.6%

Aerospace & Defense – 0.4%

Bombardier, Inc., 4.25%, 1/15/16 (1)(2)	1,000	1,015
4.75%, 4/15/19 (1)(2)	1,100	1,097
		2,112

Automobiles Manufacturing – 0.2%

Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (1)(2)	1,000	1,001

Banks – 1.9%

Abbey National Treasury Services PLC, 1.38%, 3/13/17	840	840

ANZ New Zealand Int’l Ltd., 1.13%, 3/24/16 (1)(2)	255	256
1.40%, 4/27/17 (1)(2)	805	803

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 1.20%, 3/10/17 (1)(2)	835	831

Commonwealth Bank of Australia, 1.40%, 9/8/17 (1)(2)	2,370	2,360

Credit Suisse, 1.38%, 5/26/17	1,325	1,317

Deutsche Bank A.G., 1.40%, 2/13/17	1,100	1,100

Mizuho Bank Ltd., 2.45%, 4/16/19 (1)(2)	550	549

Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	505	505

Svenska Handelsbanken AB, 0.70%, 9/23/16	660	664

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.6% – continued

Banks – 1.9% – continued

Westpac Banking Corp., 1.05%, 11/25/16	$755	$756
		9,981

Chemicals – 0.4%

Ineos Finance PLC, 7.50%, 5/1/20 (1)	490	522

INEOS Group Holdings S.A., 6.13%, 8/15/18 (1)(2)	750	748
5.88%, 2/15/19 (1)	870	857
		2,127

Commercial Finance – 0.3%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17 (1)(2)	1,090	1,064
3.75%, 5/15/19 (1)(2)	490	475
		1,539

Diversified Banks – 1.2%

Bank of Nova Scotia, 1.25%, 4/11/17	1,460	1,458

HSBC Holdings PLC, 5.63%, 1/17/20	705	700

Nordea Bank AB, 5.50%, 9/23/19 (1)(2)	1,855	1,823

Royal Bank of Canada, 0.63%, 12/4/15	330	330

Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	1,000	1,000

Standard Chartered PLC, 1.50%, 9/8/17 (1)(2)	945	942
		6,253

Exploration & Production – 0.5%

Canadian Natural Resources Ltd., 5.70%, 5/15/17	375	414

CNOOC Finance 2013 Ltd., 1.13%, 5/9/16	1,125	1,126

Ultra Petroleum Corp., 5.75%, 12/15/18 (1)(2)	820	824
		2,364

Food & Beverage – 0.7%

Heineken N.V., 0.80%, 10/1/15 (1)	765	766

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.6% – continued

Food & Beverage – 0.7% – continued

Pernod Ricard S.A., 2.95%, 1/15/17 (1)(2)	$1,100	$1,134

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	320	350

Suntory Holdings Ltd., 1.65%, 9/29/17 (1)(2)	1,495	1,495
		3,745

Government Agencies – 0.4%

Korea Land & Housing Corp., 1.88%, 8/2/17 (1)(2)	1,905	1,909

Hardware – 0.1%

Seagate HDD Cayman, 6.88%, 5/1/20	364	386

Health Care Facilities & Services – 0.1%

Catamaran Corp., 4.75%, 3/15/21	500	481

Integrated Oils – 1.1%

BP Capital Markets PLC, 0.70%, 11/6/15	415	415
2.25%, 11/1/16	675	692

Petrobras Global Finance B.V., 3.25%, 3/17/17	2,065	2,090

Petrobras International Finance Co., 3.50%, 2/6/17	1,085	1,104

Shell International Finance B.V., 0.63%, 12/4/15	490	490

Total Capital International S.A., 1.00%, 8/12/16	810	814
		5,605

Internet Media – 0.1%

Baidu, Inc., 3.25%, 8/6/18	415	427

Machinery Manufacturing – 0.2%

Pentair Finance S.A., 1.88%, 9/15/17	180	181

Tyco Electronics Group S.A., 6.55%, 10/1/17	660	751
		932

Medical Equipment & Devices Manufacturing – 0.1%

Covidien International Finance S.A., 1.35%, 5/29/15	355	357

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.6% – continued

Metals & Mining – 0.3%

FMG Resources August 2006 Pty Ltd., 6.88%, 4/1/22 (1)(2)	$680	$692

Xstrata Finance Canada Ltd., 2.05%, 10/23/15 (1)	615	622
		1,314

Oil & Gas Services & Equipment – 0.1%

Noble Holding International Ltd., 2.50%, 3/15/17	485	494

Pharmaceuticals – 0.4%

Perrigo Co. PLC, 1.30%, 11/8/16 (1)(2)	815	816

Sanofi, 2.63%, 3/29/16	600	618

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	750	763
		2,197

Pipeline – 0.1%

TransCanada PipeLines Ltd., 0.75%, 1/15/16	330	330

Railroad – 0.0%

Canadian National Railway Co., 1.45%, 12/15/16	265	268

Transportation & Logistics – 0.2%

Korea Expressway Corp., 1.63%, 4/28/17 (1)(2)	1,190	1,187

Wireless Telecommunications Services – 0.5%

America Movil S.A.B. de C.V., 5.75%, 1/15/15	985	999

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	1,740	1,840
		2,839

Wireline Telecommunications Services – 0.3%

British Telecommunications PLC, 1.63%, 6/28/16	1,080	1,090

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (1)(2)	475	478
		1,568
Total Foreign Issuer Bonds
(Cost $49,507)		49,416

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 5.2% (4)

Fannie Mae – 1.2%

Pool #555649, 7.50%, 10/1/32	$40	$46

Pool #893082, 2.44%, 9/1/36	333	359

Pool #AB3114, 5.00%, 6/1/41	1,100	1,224

Pool #AD0915, 5.50%, 12/1/38	122	137

Pool #AD7061, 5.50%, 6/1/40	221	249

Pool #AI3471, 5.00%, 6/1/41	403	446

Pool #AK0501, 3.00%, 1/1/27	1,077	1,113

Pool #AO0315, 3.00%, 4/1/27	1,369	1,415

Pool #AO4482, 3.00%, 5/1/27	1,072	1,107
		6,096

Freddie Mac – 0.1%

Pool #1B3617, 2.53%, 10/1/37	264	284

Pool #848076, 5.45%, 6/1/38	175	188
		472

Freddie Mac Gold – 0.2%

Pool #A92650, 5.50%, 6/1/40	502	559

Pool #G13387, 5.00%, 4/1/23	232	248
		807

Government National Mortgage Association – 3.3%

Series 2011-41, Class PA, 4.00%, 1/20/41	2,460	2,574

Series 2011-49, Class A, 2.45%, 7/16/38	883	892

Series 2012-123, Class A, 1.04%, 7/16/46	2,881	2,646

Series 2012-2, Class A, 1.86%, 6/16/31	991	998

Series 2012-22, Class AB, 1.66%, 3/16/33	282	282

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 5.2% (4) – continued

Government National Mortgage Association – 3.3% – continued

Series 2013-12, Class KA, 1.50%, 12/16/43	$404	$392

Series 2013-142, Class AD, 2.25%, 12/16/47	1,474	1,445

Series 2013-146, Class AK, 2.50%, 9/16/44	1,543	1,541

Series 2013-156, Class AG, 2.16%, 10/16/41	1,539	1,534

Series 2013-17, Class AF, 1.21%, 11/16/43	1,268	1,239

Series 2013-176, Class AD, 2.50%, 3/16/42	1,389	1,388

Series 2013-45, Class A, 1.45%, 10/16/40	1,687	1,660

Series 2013-92, Class AB, 2.00%, 2/16/43	594	588
		17,179

Government National Mortgage Association II – 0.4%

Pool #82581, 4.00%, 7/20/40	749	787

Pool #83021, 3.00%, 1/20/42	1,043	1,090
		1,877
Total U.S. Government Agencies
(Cost $26,716)		26,431

U.S. GOVERNMENT OBLIGATIONS – 28.2%

U.S. Treasury Inflation Indexed Bonds – 1.2%
1.88%, 7/15/15	3,325	4,163
0.13%, 4/15/16	1,930	2,107
		6,270

U.S. Treasury Notes – 27.0%
0.88%, 9/15/16	14,530	14,609
0.50%, 9/30/16	69,300	69,186
0.63%, 10/15/16	15,865	15,859
0.63%, 2/15/17	9,785	9,743
0.75%, 3/15/17	10,335	10,316
1.00%, 9/15/17	18,165	18,137
1.75%, 9/30/19	350	349
		138,199
Total U.S. Government Obligations
(Cost $144,550)		144,469

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.0%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	20,371,810	$20,372
Total Investment Companies
(Cost $20,372)		20,372

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.6%

U.S. Treasury Bill, 0.09%, 4/2/15 (7)	$3,300	$3,298
Total Short-Term Investments
(Cost $3,298)		3,298

Total Investments – 99.2%
(Cost $510,585)		508,598

Other Assets less Liabilities – 0.8%		4,075
NET ASSETS – 100.0%		$512,673

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $36,335,000 or 7.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	5/8/14	$1,090

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 5/15/19	5/8/14	490

ANZ New Zealand Int’l Ltd., 1.13%, 3/24/16	3/20/13	255

ANZ New Zealand Int’l Ltd., 1.40%, 4/27/17	2/20/14	805

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 1.20%, 3/10/17	3/4/14	834

Bombardier, Inc., 4.25%, 1/15/16	1/9/13	1,000

Bombardier, Inc., 4.75%, 4/15/19	3/31/14	1,100

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
California Resources Corp., 5.50%, 9/15/21	9/11/14	$750

Commonwealth Bank of Australia, 1.40%, 9/8/17	9/3/14	2,368

CONSOL Energy, Inc., 5.88%, 4/15/22	7/29/14	719

Daimler Finance North America LLC, 1.45%, 8/1/16	7/24/13-4/3/14	678

FMG Resources August 2006 Pty Ltd., 6.88%, 4/1/22	1/15/14-1/16/14	747

Gannett Co., Inc., 4.88%, 9/15/21	9/3/14	985

Glencore Funding LLC, 1.59%, 1/15/19	5/22/13	1,065

INEOS Group Holdings S.A., 6.13%, 8/15/18	5/2/13	750

Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18	12/10/13	1,000

KKR Group Finance Co. LLC, 6.38%, 9/29/20	4/15/13	462

Korea Expressway Corp., 1.63%, 4/28/17	4/22/14	1,187

Korea Land & Housing Corp., 1.88%, 8/2/17	4/28/14	1,898

Metropolitan Life Global Funding I, 1.30%, 4/10/17	4/7/14	414

Mizuho Bank Ltd., 2.45%, 4/16/19	4/9/14	549

NBCUniversal Enterprise, Inc., 0.77%, 4/15/16	3/20/13	1,301

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	398

Nordea Bank AB, 5.50%, 9/29/49	9/16/14	1,855

Pernod Ricard S.A., 2.95%, 1/15/17	1/10/12-4/12/13	1,151

Perrigo Co. PLC, 1.30%, 11/8/16	11/5/13	814

Pioneer Energy Services Corp., 6.13%, 3/15/22	3/4/14	400

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22	7/17/14	566

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., 6.50%, 4/15/21	4/9/13	290

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Roche Holdings, Inc., 2.25%, 9/30/19	9/22/14	$1,308

SABMiller PLC, 6.50%, 7/1/16	12/20/12	378

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12-12/20/12	531

Sanmina Corp., 4.38%, 6/1/19	5/20/14	1,000

SBA Tower Trust, 2.93%, 12/15/17	6/12/14	623

Smithfield Foods, Inc., 5.25%, 8/1/18	7/19/13	675

Standard Chartered PLC, 1.50%, 9/8/17	9/3/14	944

Suntory Holdings Ltd., 1.65%, 9/29/17	9/24/14	1,494

Ultra Petroleum Corp., 5.75%, 12/15/18	6/13/12	820

Univision Communications, Inc., 6.88%, 5/15/19	3/14/13-12/13/13	1,084

Virgin Media Secured Finance PLC, 5.38%, 4/15/21	2/7/13	475

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17	9/10/14	530

Wm Wrigley Jr Co., 1.40%, 10/21/16	10/16/13	814

(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,055,000 with net purchases of approximately $16,317,000 during the six months ended September 30, 2014.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Two Year U.S. Treasury Note	163	$35,672	Long	12/14	$(8)
Five Year U.S. Treasury Note	(260)	30,747	Short	12/14	73
Ten Year U.S. Treasury Note	(53)	6,606	Short	12/14	40

Total					$105

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	32.8%
U.S. Agency	1.5
AAA	19.3
AA	4.3
A	12.7
BBB	14.6
BB	6.9
B	3.7
CCC	0.2
Cash Equivalents	4.0

Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$102,359	(1)	$–	$102,359
Corporate Bonds	–	162,253	(1)	–	162,253
Foreign Issuer Bonds	–	49,416	(1)	–	49,416
U.S. Government Agencies	–	26,431	(1)	–	26,431
U.S. Government Obligations	–	144,469	(1)	–	144,469
Investment Companies	20,372	–		–	20,372
Short-Term Investments	–	3,298		–	3,298
Total Investments	$20,372	$488,226		$–	$508,598

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$113	$–		$–	$113
Liabilities
Futures Contracts	(8)	–		–	(8)
Total Other Financial Instruments	$105	$–		$–	$105

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 19.0% (1)

Fannie Mae – 0.5%

Pool #555649, 7.50%, 10/1/32	$78	$89

Pool #893082, 2.44%, 9/1/36	888	957
		1,046

Freddie Mac – 2.4%

Pool #1J0365, 2.42%, 4/1/37	675	726

Pool #1J2840, 2.52%, 9/1/37	1,359	1,460

Pool #1Q0323, 2.96%, 5/1/37	2,299	2,410

Pool #410092, 2.29%, 11/1/24	13	13
		4,609

Government National Mortgage Association – 14.8%

Series 2011-49, Class A, 2.45%, 7/16/38	2,101	2,123

Series 2012-123, Class A, 1.04%, 7/16/46	2,824	2,593

Series 2013-12, Class KA, 1.50%, 12/16/43	1,800	1,745

Series 2013-142, Class AD, 2.25%, 12/16/47	2,952	2,895

Series 2013-146, Class AK, 2.50%, 9/16/44	2,531	2,528

Series 2013-156, Class AG, 2.16%, 10/16/41	2,524	2,516

Series 2013-17, Class AF, 1.21%, 11/16/43	2,616	2,557

Series 2013-176, Class AD, 2.50%, 3/16/42	2,258	2,255

Series 2013-40, Class AB, 1.30%, 6/16/35	2,253	2,236

Series 2013-45, Class A, 1.45%, 10/16/40	2,575	2,534

Series 2013-92, Class AB, 2.00%, 2/16/43	4,856	4,807
		28,789

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 19.0% (1) – continued

Government National Mortgage Association II – 1.3%

Pool #82581, 4.00%, 7/20/40	$2,497	$2,624
Total U.S. Government Agencies
(Cost $37,399)		37,068

U.S. GOVERNMENT OBLIGATIONS – 70.8%

U.S. Treasury Notes – 70.8%
1.25%, 10/31/15	20,120	20,354
0.50%, 9/30/16	27,050	27,006
0.63%, 2/15/17	8,735	8,697
0.63%, 8/31/17	28,610	28,232
1.00%, 9/15/17	22,020	21,986
1.38%, 6/30/18	6,170	6,152
1.50%, 2/28/19	5,940	5,898
1.00%, 9/30/19	6,250	6,010
1.75%, 9/30/19	13,570	13,552
		137,887
Total U.S. Government Obligations
(Cost $138,085)		137,887

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.2%

Northern Institutional Funds - U.S. Government Portfolio, 0.01% (2)(3)	381,474	$381
Total Investment Companies
(Cost $381)		381

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 9.7%

U.S. Treasury Bills, 0.11%, 3/5/15	$15,000	$14,993
0.12%, 4/2/15 (4)	4,000	3,998
Total Short-Term Investments
(Cost $18,991)		18,991

Total Investments – 99.7%
(Cost $194,856)		194,327

Other Assets less Liabilities – 0.3%		515
NET ASSETS – 100.0%		$194,842

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $7,142,000 with net sales of approximately $6,761,000 during the six months ended September 30, 2014.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
2-Year U.S. Treasury Note	101	$22,103	Long	12/14	$(5)
5-Year U.S. Treasury Note	15	1,774	Long	12/14	(5)
10-Year U.S. Treasury Note	(22)	2,742	Short	12/14	17

Total					$7

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	96.9%
U.S. Agency	2.9
Cash Equivalents	0.2

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–	$37,068	(1)	$–	$37,068
U.S. Government Obligations	–	137,887	(1)	–	137,887
Investment Companies	381	–		–	381
Short-Term Investments	–	18,991		–	18,991
Total Investments	$381	$193,946		$–	$194,327

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$17	$–		$–	$17
Liabilities
Futures Contracts	(10)	–		–	(10)
Total Other Financial Instruments	$7	$–		$–	$7

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.3%

Credit Card – 1.3%

Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	$20,600	$20,575

Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	20,000	20,134
		40,709
Total Asset-Backed Securities
(Cost $40,596)		40,709

CORPORATE BONDS – 14.8%

Automobiles Manufacturing – 1.9%

Daimler Finance North America LLC, 2.30%, 1/9/15 (1)(2)	3,000	3,016

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	4,000	3,982
1.06%, 3/12/19	24,750	24,847

Hyundai Capital America, 1.63%, 10/2/15 (1)	6,000	6,041
1.45%, 2/6/17 (1)	3,000	2,998

Nissan Motor Acceptance Corp., 1.00%, 3/15/16 (1)(2)	20,000	20,027
		60,911

Banks – 1.8%

Bank of America N.A., 1.13%, 11/14/16	11,000	10,971

BB&T Corp., 0.90%, 2/1/19	5,000	5,051

Capital One N.A., 0.68%, 3/22/16	1,000	1,003
1.50%, 9/5/17	8,300	8,264

HSBC USA, Inc., 2.38%, 2/13/15	2,000	2,015
1.12%, 9/24/18	8,000	8,157

Manufacturers & Traders Trust Co., 1.40%, 7/25/17	14,000	13,975

SunTrust Bank, 0.54%, 4/1/15	1,831	1,831

US Bancorp, 3.44%, 2/1/16	5,000	5,165
		56,432

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 14.8% – continued

Chemicals – 0.3%

Monsanto Co., 1.15%, 6/30/17	$10,000	$9,932

Commercial Finance – 0.5%

GATX Corp., 1.25%, 3/4/17	7,000	6,949

General Electric Capital Corp., 2.15%, 1/9/15	10,000	10,051
		17,000

Consumer Finance – 1.2%

American Express Credit Corp., 1.33%, 6/12/15	8,000	8,058
0.78%, 3/18/19	16,500	16,572

Capital One Financial Corp., 2.15%, 3/23/15	4,100	4,133
0.88%, 11/6/15	9,500	9,544
		38,307

Diversified Banks – 3.3%

Bank of America Corp., 1.25%, 1/11/16	7,000	7,030
1.30%, 3/22/18	2,000	2,037
1.27%, 1/15/19	5,000	5,071
1.11%, 4/1/19	10,000	10,053

Citigroup, Inc., 5.50%, 10/15/14	2,221	2,225
1.30%, 11/15/16	6,100	6,101
1.00%, 4/8/19	18,000	18,072

JPMorgan Chase & Co., 0.89%, 10/15/15	15,500	15,582
1.13%, 2/26/16	20,000	20,082

Wells Fargo & Co., 1.25%, 2/13/15	6,000	6,021
1.16%, 6/26/15	10,500	10,567
		102,841

Electrical Equipment Manufacturing – 0.1%

Amphenol Corp., 1.55%, 9/15/17	3,250	3,246

Exploration & Production – 0.3%

Devon Energy Corp., 1.20%, 12/15/16	10,000	10,007

Financial Services – 1.6%

Goldman Sachs Group (The), Inc., 1.23%, 11/21/14	2,800	2,803

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 14.8% – continued

Financial Services – 1.6% – continued
1.60%, 11/23/15	$10,000	$10,081
1.33%, 11/15/18	9,000	9,156

Morgan Stanley, 1.75%, 2/25/16	14,245	14,397
1.51%, 4/25/18	4,000	4,113
1.08%, 1/24/19	8,000	8,091
		48,641

Food & Beverage – 0.3%

ConAgra Foods, Inc., 1.30%, 1/25/16	3,600	3,615

Kellogg Co., 1.13%, 5/15/15	2,000	2,009

Kraft Foods Group, Inc., 1.63%, 6/4/15	2,000	2,015

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)(2)	1,165	1,169
		8,808

Hardware – 0.0%

Hewlett-Packard Co., 2.63%, 12/9/14	1,000	1,004

Health Care Facilities & Services – 0.2%

Express Scripts Holding Co., 1.25%, 6/2/17	5,000	4,960

Machinery Manufacturing – 0.1%

Eaton Corp., 0.95%, 11/2/15	3,000	3,009

Metals & Mining – 0.1%

Glencore Funding LLC, 1.70%, 5/27/16 (1)(2)	3,000	3,020

Oil & Gas Services & Equipment – 0.8%

Cameron International Corp., 1.15%, 12/15/16	3,000	2,998

Halliburton Co., 1.00%, 8/1/16	20,500	20,593
		23,591

Pharmaceuticals – 0.6%

AbbVie, Inc., 1.20%, 11/6/15	17,000	17,064

Mylan, Inc., 1.35%, 11/29/16	3,000	3,000
		20,064

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 14.8% – continued

Pipeline – 0.1%

Enterprise Products Operating LLC, 1.25%, 8/13/15	$3,300	$3,316

Railroad – 0.0%

CSX Corp., 6.25%, 4/1/15	1,314	1,351

Real Estate – 0.5%

ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 2.00%, 2/6/17 (1)	10,000	9,995

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)	5,000	5,007
		15,002

Retail – Consumer Discretionary – 0.2%

AutoZone, Inc., 1.30%, 1/13/17	5,000	4,999

Utilities – 0.3%

Dominion Resources, Inc., 1.25%, 3/15/17	9,000	8,993

Wireless Telecommunications Services – 0.6%

Verizon Communications, Inc., 2.50%, 9/15/16	5,660	5,809
1.98%, 9/14/18	11,623	12,244
		18,053
Total Corporate Bonds
(Cost $461,185)		463,487

FOREIGN ISSUER BONDS – 14.0%

Automobiles Manufacturing – 0.1%

Hyundai Capital Services, Inc., 1.03%, 3/18/17 (1)	4,000	4,015

Banks – 7.8%

Abbey National Treasury Services PLC, 1.38%, 3/13/17	18,000	17,996
1.65%, 9/29/17	25,000	24,954

ABN AMRO Bank N.V., 1.38%, 1/22/16 (1)(2)	13,000	13,085
1.04%, 10/28/16 (1)	10,000	10,090

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	10,000	10,044

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 1.00%, 2/26/16 (1)(2)	20,000	20,040

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 14.0% – continued

Banks – 7.8% – continued

BPCE S.A., 1.48%, 4/25/16	$10,000	$10,154
1.63%, 2/10/17	3,000	3,012

Commonwealth Bank of Australia, 1.95%, 3/16/15	3,000	3,022

Credit Agricole S.A., 1.39%, 4/15/16 (1)(2)	19,500	19,720

ING Bank N.V., 1.87%, 9/25/15 (1)	8,500	8,627
1.18%, 3/7/16 (1)(2)	20,000	20,195

Macquarie Bank Ltd., 2.00%, 8/15/16 (1)(2)	13,000	13,215
1.65%, 3/24/17 (1)	5,000	5,000

National Australia Bank Ltd., 1.60%, 8/7/15	10,000	10,102

Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15 (1)(2)	4,000	4,018

Sumitomo Mitsui Banking Corp., 0.55%, 7/11/17	10,000	10,003

UBS A.G., 0.87%, 8/14/19	22,500	22,618

Westpac Banking Corp., 0.99%, 9/25/15	17,000	17,118
		243,013

Diversified Banks – 2.6%

Bank of Nova Scotia (The), 1.85%, 1/12/15	9,000	9,040

BNP Paribas S.A., 2.98%, 12/22/14	2,613	2,628
1.25%, 12/12/16	25,000	25,050

Credit Agricole S.A., 1.08%, 10/3/16 (1)	10,000	10,081

Royal Bank of Canada, 1.15%, 3/13/15	10,000	10,026

Societe Generale S.A., 1.32%, 10/1/18	24,000	24,034
		80,859

Exploration & Production – 0.3%

Sinopec Group Overseas Development 2014 Ltd., 1.15%, 4/10/19 (1)	10,000	10,009

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 14.0% – continued

Food & Beverage – 0.5%

Suntory Holdings Ltd., 1.65%, 9/29/17 (1)	$15,000	$15,003

Government Development Banks – 0.3%

Korea Development Bank (The), 1.00%, 1/22/16	4,000	3,993
3.25%, 3/9/16	3,800	3,914
		7,907

Integrated Oils – 0.9%

BP Capital Markets PLC, 0.87%, 9/26/18	5,000	5,032

Petrobras Global Finance B.V., 1.85%, 5/20/16	18,000	17,982
3.25%, 3/17/17	4,350	4,402

Petrobras International Finance Co., 2.88%, 2/6/15	2,000	2,012
		29,428

Machinery Manufacturing – 0.1%

Pentair Finance S.A., 1.35%, 12/1/15	4,000	4,023

Medical Equipment & Devices Manufacturing – 0.1%

Covidien International Finance S.A., 1.35%, 5/29/15	2,700	2,712

Metals & Mining – 0.4%

Rio Tinto Finance USA PLC, 1.13%, 3/20/15	5,500	5,520

Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (1)(2)	3,000	3,007
2.05%, 10/23/15 (1)	4,000	4,044
		12,571

Pharmaceuticals – 0.7%

Actavis Funding SCS, 1.30%, 6/15/17 (1)	10,000	9,813

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/15 (1)	13,000	13,040
		22,853

Tobacco – 0.1%

BAT International Finance PLC, 1.40%, 6/5/15 (1)	3,000	3,014

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 14.0% – continued

Travel & Lodging – 0.1%

Carnival Corp., 1.20%, 2/5/16	$2,000	$2,006
Total Foreign Issuer Bonds
(Cost $435,440)		437,413

U.S. GOVERNMENT OBLIGATIONS – 5.4%

U.S. Treasury Notes – 5.4%

0.50%, 9/30/16	80,000	79,869

1.00%, 9/15/17	90,000	89,859
		169,728
Total U.S. Government Obligations
(Cost $169,695)		169,728

MUNICIPAL BONDS – 60.3%

Alabama – 0.1%

Alabama State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/16	3,000	3,258

Alaska – 0.0%

Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project (G.O. of Corp. Insured), 5.00%, 12/1/15	1,000	1,056

Arizona – 0.2%

Arizona School Facilities Board Refunding COPS, Series A-2, 4.00%, 9/1/15	1,000	1,035

Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds, 3.00%, 7/1/16	1,850	1,937

Navajo County Pollution Control Corp. Revenue Refunding Bonds, Series A, Arizona Public Service Co. Cholla, 0.45%, Mandatory Put 11/17/15	2,000	2,000
		4,972

Arkansas – 0.1%

Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds, 5.00%, 4/1/15	2,600	2,664

North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 2/1/16	1,785	1,890
		4,554

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

California – 5.3%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A, 1.00%, Mandatory Put 4/3/17	$25,000	$25,091

Beverly Hills Public Financing Authority Lease Revenue Refunding Bonds, Series A, Project of 2003, 3.00%, 6/1/15	2,985	3,043

California State Department of Water Supply Resources Revenue Bonds, Series M, 5.00%, 5/1/15	5,650	5,811

California State G.O. Unlimited Refunding Bonds, 5.00%, 2/1/15	5,000	5,082

California State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/16	5,635	6,140

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/16	1,000	1,086

California State Index Floating Rate G.O. Unlimited Bonds, Series D, 0.81%, Mandatory Put 12/1/17	5,000	5,049

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, J Paul Getty Trust, 0.31%, Mandatory Put 4/1/16	7,305	7,305

California State Infrastructure & Economic Development Bank Various Revenue Refunding Bonds, Series A2, The J Paul Getty Trust, 0.31%, Mandatory Put 4/3/17	13,800	13,800

California State Municipal Finance Authority Multi Family Housing Revenue Bonds, Series A, Meadowbrook Housing Partners L.P. (Collateralized by FHLMC Securities), 0.50%, 4/1/15	8,800	8,804

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/15	3,000	3,134
5.00%, 9/1/16	7,435	8,102

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 2/1/16	10,500	11,030
5.00%, 4/1/17	4,000	4,446

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

California – 5.3% – continued

California Statewide Communities Development Authority Student Housing Revenue Bonds, UCI East Apartments Irvine LLC, Prerefunded, 5.63%, 5/15/15	$4,000	$4,137

Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds, 0.47%, Mandatory Put 12/15/15	10,600	10,622

Los Angeles Solid Waste Resource Revenue Bonds, Series A, 5.00%, 2/1/16	700	745

Los Angeles Solid Waste Resource Revenue Refunding Bonds, Series B, 5.00%, 2/1/16	10,000	10,637

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/1/15	5,500	5,679

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 4.00%, 10/1/15	3,000	3,116

Sacramento Municipal Utility District Electricity Revenue Bonds, Series U (AGM Insured), 3.38%, 8/15/15	5,000	5,142

San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A, 3.00%, 10/1/15	3,000	3,086
4.00%, 10/1/15	2,000	2,077

San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/15	2,000	2,069

University of California General Revenue Bonds, Series AF, 5.00%, 5/15/15	10,000	10,306
		165,539

Colorado – 0.6%

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 3.00%, 3/1/16	2,250	2,335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Colorado – 0.6% – continued

Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver, 5.00%, 8/1/16	$15,000	$16,278
		18,613

Connecticut – 1.7%

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion, 4.00%, 10/15/16	2,640	2,830

Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index, 0.26%, 3/1/16	1,000	1,001
0.45%, 3/1/18	1,000	998

Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index, 0.91%, 8/15/18	1,500	1,524

Connecticut State G.O. Unlimited Refunding Bonds, 5.00%, 3/15/15	4,000	4,090

Connecticut State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 6/15/16	19,500	20,693

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 0.80%, Mandatory Put 7/26/17	13,000	13,031

Connecticut State SIFMA Index G.O. Unlimited Bonds, Series B, 0.52%, 3/1/19	1,500	1,495

Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B, 5.00%, 12/1/14	2,760	2,783

Connecticut State Variable G.O. Unlimited Bonds, Series D, 0.32%, 9/15/15	4,000	4,005

University of Connecticut Revenue Bonds, Series A, 4.00%, 8/15/15	2,000	2,067
		54,517

Delaware – 0.1%

University of Delaware Variable Revenue Bonds, Series C, 0.70%, Mandatory Put 5/1/16	2,000	2,006

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

District of Columbia – 0.6%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series E, 0.63%, 12/1/15	$16,775	$16,839

Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured), 5.00%, 10/1/14	3,500	3,500
		20,339

Florida – 3.8%

Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S, 1.28%, 6/1/15	23,500	23,641

Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured, 5.00%, 6/1/15	19,400	20,023
5.00%, 6/1/16	4,500	4,832

Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1, 6.00%, 6/1/16	7,330	7,990
5.50%, 6/1/17	2,600	2,924

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.), 5.00%, 1/1/15	2,000	2,025

Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A, 5.00%, 7/1/15	1,000	1,037

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay, 5.00%, 6/1/15	4,880	5,039

Florida State Housing Finance Corp. Revenue Bonds, Series C, Garden Vista Apartments, 0.55%, 3/1/16	4,000	3,999

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed To Maturity, 5.00%, 7/1/15	3,285	3,404
5.00%, 7/1/16	1,450	1,567

Florida State Turnpike Authority Revenue Bonds, Series B, 5.00%, 7/1/16	7,500	8,103

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Florida – 3.8% – continued

Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation, 5.00%, 7/1/16	$5,000	$5,402

Florida State Turnpike Authority Revenue Refunding Bonds, Series C, Department of Transportation, 5.00%, 7/1/16	4,430	4,786

Hillsborough County Aviation Authority, Tampa International Airport Revenue Refunding Bonds, Subseries A (AMT), 4.00%, 10/1/15	2,000	2,076

Jacksonville Special Revenue Refunding Bonds, Series C, 5.00%, 10/1/15	1,000	1,048

Jea Electric System Revenue Bonds, Subseries B, 5.00%, 10/1/14	1,000	1,000
5.00%, 10/1/15	900	944

Jea St. Johns River Power Park System Revenue Refunding Bonds, Issue Two Series 25, 4.00%, 10/1/14	13,500	13,501

Lakeland Energy System Variable Revenue Refunding Bonds, 0.78%, 10/1/17	1,000	1,005

Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A, 2.25%, Mandatory Put 7/1/16	1,250	1,288

Pasco County School District Sales TRB, 3.00%, 10/1/15	1,000	1,028
3.00%, 10/1/16	1,250	1,311
		117,973

Georgia – 2.8%

Albany Sales Tax G.O. Unlimited Bonds, 2.00%, 6/1/15	1,300	1,316

Atlanta Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 1/1/16	2,000	2,095
5.00%, 1/1/17	2,500	2,749

Atlanta Water & Wastewater Revenue Refunding Bonds, Series B, 5.00%, 11/1/15	3,000	3,156

Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogle Project, 1.38%, Mandatory Put 4/4/17	1,000	1,004

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Georgia – 2.8% – continued

Columbia County School District G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 4/1/16	$1,800	$1,927

DeKalb County Housing Authority Revenue Bonds, Oak Forest Apartments Project, 0.50%, Mandatory Put 11/1/15	6,240	6,240

Floyd County Development Authority Revenue Bonds, Power Company Plant Hammond, 0.85%, Mandatory Put 11/19/15	8,400	8,428

Georgia State G.O. Unlimited Bonds, Series B, 5.00%, 10/1/14	4,000	4,001

Georgia State G.O. Unlimited Bonds, Series C-1, 5.00%, 10/1/16	13,000	14,203

Georgia State G.O. Unlimited Bonds, Series H, 5.00%, 12/1/16	6,000	6,598

Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, 4.00%, 10/1/14	6,500	6,501

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 2.00%, 12/1/14	1,000	1,003

Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A, 0.33%, Mandatory Put 7/1/17	20,500	20,499

Metropolitan Atlanta Rapid Transit Authority Sales Variable TRB, Series B, Second Indenture, 0.32%, Mandatory Put 7/1/17	6,000	6,000

Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project, 4.00%, 11/1/14	1,000	1,003

Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University, 4.00%, 10/1/15	1,390	1,443
		88,166

Hawaii – 0.2%

Hawaii State G.O. Unlimited Refunding Bonds, Series EK, 5.00%, 8/1/16	1,000	1,086

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Hawaii – 0.2% – continued

Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series A, Halekauwila Place, 0.70%, 12/1/15	$6,000	$6,002
		7,088

Illinois – 0.3%

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge, 5.00%, 1/1/15	1,250	1,265

Evanston G.O. Unlimited Refunding Bonds, Series B, 2.00%, 12/1/15	1,920	1,959

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A, 5.00%, 6/15/16	4,700	5,071
		8,295

Indiana – 1.0%

Indiana State Health Facility Financing Authority Revenue Bonds, Series A-1, Ascension Health Credit Group, 0.30%, Mandatory Put 2/3/16	19,000	18,993

Indiana State Health Facility Financing Authority Revenue Bonds, Series A6, Ascension Health Sub Credit, 0.32%, Mandatory Put 12/1/15	7,500	7,502

Indiana State Health Facility Financing Authority Revenue Bonds, Subseries A-3, Ascension Health Credit Group, 4.00%, Mandatory Put 8/1/17	5,000	5,444
		31,939

Iowa – 0.1%

Des Moines Waterworks Revenue Refunding Bonds, Series B, 3.00%, 12/1/14	1,000	1,005

Johnston G.O. Unlimited Refunding Bonds, Series A, 4.00%, 6/1/15	1,225	1,256
		2,261

Kansas – 0.2%

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-4, Libor Index, 0.42%, 9/1/18	4,000	4,002

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Kansas – 0.2% – continued

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index, 0.51%, 9/1/19	$3,500	$3,501
		7,503

Kentucky – 0.1%

Danville City Water & Sewer Revenue Bonds, BANS, 2.00%, 8/1/16	2,000	2,041

Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured), 5.00%, 10/1/15	2,215	2,321
		4,362

Louisiana – 1.3%

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/15	1,000	1,039

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, 2nd Lien, Libor Index, 0.58%, Mandatory Put 5/1/18	19,000	18,983

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien, 0.66%, Mandatory Put 5/1/18	20,000	20,080
		40,102

Maryland – 4.2%

Anne Arundel County Consolidated General Improvements G.O. Limited Bonds, 5.00%, 4/1/16	3,215	3,441

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/17	5,500	6,077
5.00%, 8/1/17	5,425	6,097

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	13,150	14,414

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series A, 3.00%, 3/15/15	1,000	1,013

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B, 5.00%, 3/15/16	4,150	4,435
5.00%, 3/15/17	6,000	6,658

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Maryland – 4.2% – continued

Maryland State & Local Facilities Loan of 2013 G.O. Limited Bonds, First Series, 5.00%, 3/1/16	$4,000	$4,268

Maryland State Department of Transportation Consolidated Revenue Bonds, 4.00%, 2/15/16	4,855	5,104
5.50%, 6/1/17	6,200	7,012

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, (The) Johns Hopkins Health System, 0.93%, Mandatory Put 11/15/17	5,000	5,025

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series D, (The) Johns Hopkins Health System, 0.93%, Mandatory Put 11/15/17	5,000	5,025

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series A, Johns Hopkins Health System, 0.70%, Mandatory Put 5/15/18	15,100	15,102

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Johns Hopkins Health System, 0.68%, Mandatory Put 5/15/18	10,700	10,694

Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B, 0.98%, Mandatory Put 3/1/16	1,100	1,105

Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/16	4,000	4,326

Montgomery County G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	12,000	13,153

Prince George’s County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B, 5.00%, 12/1/16	8,000	8,798

University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series A, 5.00%, 4/1/16	4,570	4,894

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Maryland – 4.2% – continued

University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series B, 4.00%, 4/1/16	$3,500	$3,693
		130,334

Massachusetts – 3.2%

Cambridge Municipal Purpose Loan G.O. Limited Bonds, 2.00%, 2/15/15	3,175	3,198

Massachusetts Development Finance Agency Revenue Bonds, Series P, TUFTS University, 3.00%, Mandatory Put 2/16/16	4,740	4,912

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series A, University of Massachusetts, 0.70%, Mandatory Put 4/1/16	7,500	7,510

Massachusetts Housing Development Finance Agency Revenue Bonds, Colonial Estates, 0.95%, 3/1/16	9,900	9,929

Massachusetts Housing Finance Agency Revenue Bonds, Series E, 0.95%, 6/1/16	4,500	4,514

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University, 0.61%, Mandatory Put 3/30/17	8,000	8,000

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University, 0.58%, Mandatory Put 9/30/16	5,100	5,110

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, 0.58%, Mandatory Put 1/30/18	24,370	24,370

Massachusetts State Federal Highway Revenue Bonds, Accelerated GANS, Series A, 4.00%, 6/15/16	1,000	1,063

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 12/1/16	6,000	6,599

Massachusetts State G.O. Limited Refunding Bonds, Series C, 3.00%, 8/1/16	9,000	9,438

Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes, 0.65%, 12/1/16	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Massachusetts – 3.2% – continued

Massachusetts State Housing Finance Agency Revenue Bonds, Series C, Construction Loan Notes, 0.95%, 12/1/15	$5,000	$5,017

Massachusetts State Housing Finance Agency Revenue Notes, Series F, Construction Loan Notes (G.O. of Agency Insured), 0.65%, 12/1/14	2,600	2,601

Nantucket G.O. Limited Refunding Bonds, 2.00%, 10/1/15	1,035	1,054

University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured), 4.00%, 11/1/15	5,000	5,207
		99,522

Michigan – 0.7%

Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund, 5.00%, 10/1/15	1,650	1,730

Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund, 5.00%, 10/1/15	2,275	2,385

Michigan State G.O. Unlimited Refunding Bonds, 5.50%, 12/1/15	1,075	1,142

Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 1.50%, Mandatory Put 8/1/17	2,500	2,497

Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 0.58%, Mandatory Put 11/2/15	12,200	12,191

Warren Downtown Development G.O. Limited Tax Refunding Bonds, 2.00%, 10/1/16	1,000	1,028
		20,973

Minnesota – 3.8%

Chaska Independent School District No. 112 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 2.00%, 2/1/15	1,595	1,605

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Minnesota – 3.8% – continued

Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited Bonds, Series C, Transit Notes, 5.00%, 3/1/16	$10,205	$10,894

Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited GANS, Series A, 1.00%, 3/1/16	38,700	38,984

Minnesota State Appropriation General Fund Revenue Bonds, Series A, 3.00%, 6/1/16	1,500	1,566
4.00%, 6/1/16	2,000	2,121

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.00%, 11/1/16	7,000	7,666

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/16	13,670	14,835

Minnesota State Public Facilities Authority Water PCR Refunding Bonds, Series B, 5.00%, 3/1/17	22,000	24,380

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/16	10,000	10,852

Moorhead Independent School Building District No. 152 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 5.00%, 4/1/16	2,500	2,676

Pipestone County Medical Center Revenue BANS, 0.85%, 5/1/17	1,100	1,098

University of Minnesota Revenue Bonds, Series B, 4.00%, 1/1/17	1,600	1,727
		118,404

Mississippi – 0.1%

Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, 1.13%, Mandatory Put 9/1/17	2,250	2,250

Municipal States Pooled Securities – 1.0%

BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC), 0.53%, 12/1/15	5,298	5,298

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Municipal States Pooled Securities – 1.0% – continued

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund, 0.78%, 10/1/17 (1)(2)	$25,000	$25,008
		30,306

Nevada – 1.2%

Clark County Airport System Revenue Bonds, Series C1 (AMT), Junior Sub Lien, 2.50%, 7/1/15	7,750	7,880

Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien, 5.00%, 7/1/15	2,250	2,331
5.00%, 7/1/16	3,000	3,237
5.00%, 7/1/17	4,500	5,021

Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 4.00%, 6/15/16	7,200	7,641

Nevada Special Revenue Bonds, Unemployment Compensation Fund, 5.00%, 6/1/16	6,500	7,006

Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/1/15	5,355	5,530
		38,646

NewJersey – 1.5%

Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County & Municipal Government Gtd.), 4.00%, 12/1/14	1,000	1,007

New Jersey Building Authority Revenue Refunding Bonds, Series A, 5.00%, 6/15/16	6,000	6,430

New Jersey State EDA Revenue Bonds, Series O, School Facilities Construction, Prerefunded, 5.25%, 3/1/15	11,240	11,481

New Jersey State EDA School Facilities Construction Revenue Notes, Series G, Sifma Index, 0.61%, 2/1/15	3,000	3,000

New Jersey State EDA Solid Waste Facilities Revenue Bonds, Series A (AMT), Disposal Waste Management, 0.55%, 6/1/15	1,800	1,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

New Jersey – 1.5% – continued

New Jersey State Housing & Mortgage Finance Agency Conduit Revenue Bonds, Series E, Broadway Townhouses Project, 0.60%, 12/1/16	$2,000	$2,000

New Jersey State Housing & Mortgage Finance Agency Revenue Bonds, Series 4 (AMT), 0.90%, 5/1/15	2,860	2,861

New Jersey State Transit Corp. Revenue Bonds, Series A, GANS, 5.00%, 9/15/16	5,000	5,416

New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA (State Appropriation Insured), 4.00%, 6/15/15	6,000	6,153

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 4.00%, 12/15/15	1,550	1,616
5.00%, 12/15/15	1,435	1,514

New Jersey State Turnpike Authority Revenue Bonds, Series D, 0.71%, Mandatory Put 1/1/18	3,200	3,213
		46,491

New Mexico – 0.7%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 7/1/17	1,200	1,343

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien, 3.00%, 7/1/16	1,110	1,160
5.00%, 7/1/17	1,200	1,341

Las Cruces State Shared Gross Receipts TRB, 4.00%, 6/1/17	2,165	2,353

New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B, 0.85%, Mandatory Put 8/1/19	15,000	15,101
		21,298

New York – 7.2%

Brookhaven G.O. Limited Bonds, Series A, 3.00%, 2/1/17	6,565	6,957

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

New York – 7.2% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2, 3.00%, 11/1/14	$2,000	$2,005

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A, 4.00%, 11/15/14	1,500	1,507

Metropolitan Transportation Authority Revenue Bonds, Series B, 3.00%, 11/15/14	1,250	1,255

Metropolitan Transportation Authority Revenue Bonds, Series B-1, 5.00%, 11/15/14	3,210	3,230

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 5.00%, 11/15/14	24,000	24,147

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4, 0.94%, Mandatory Put 11/1/17	7,000	7,078

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured), 0.71%, Mandatory Put 5/15/18	9,200	9,225

Metropolitan Transportation Various Authority Dedicated Tax Fund Revenue Refunding Bonds, Series 2008A-2A, 0.41%, Mandatory Put 6/1/17	5,000	5,000

New York City G.O. Unlimited Bonds, Series E, 5.00%, 8/1/16	1,220	1,323

New York City G.O. Unlimited Bonds, Series B, 3.00%, 8/1/15	2,000	2,048

New York City G.O. Unlimited Bonds, Series H, 2.00%, 8/1/15	2,500	2,539

New York City G.O. Unlimited Refunding Bonds, Series B, 4.00%, 8/1/16	7,000	7,464

New York City Housing Development Corp. MF Housing Revenue Bonds, Series E-1-A, 0.75%, 11/1/16	2,000	2,001

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B1, 5.00%, 11/1/15	5,000	5,262
5.00%, 11/1/16	3,000	3,289

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

New York – 7.2% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/14	$14,865	$14,928

New York City Transitional Finance Authority Future TRB, Subseries D, Fiscal 2013, 5.00%, 11/1/16	5,000	5,481

New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/15	3,000	3,121

New York G.O. Unlimited Bonds, Series E, 5.00%, 8/1/15	7,000	7,283

New York G.O. Unlimited Bonds, Series H, Subseries H-B, 5.00%, 3/1/16	4,875	5,203

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A, 5.00%, 2/15/17	2,400	2,653

New York State Dormitory Authority Personal Income TRB, Series B, 5.00%, 3/15/15	6,000	6,134

New York State Dormitory Authority Personal Income TRB, Series C, Group A, 4.00%, 3/15/16	23,500	24,758

New York State Dormitory Authority Personal Income TRB, Series D, 5.00%, 6/15/16	8,000	8,631

New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities, 4.00%, 7/1/15	1,700	1,749

New York State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/16	10,000	10,677

New York State Thruway Authority General Revenue Bonds, Second Series B (NATL Insured), 5.00%, 4/1/16	10,095	10,583

New York State Urban Development Corp. Personal Income TRB, Series A, 5.00%, 3/15/17	1,000	1,109

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 0.65%, 10/1/17 (1)(2)	15,000	15,005

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

New York – 7.2% – continued

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured), 5.00%, 10/15/14	$10,000	$10,020

Suffolk County Water Authority Revenue BANS, Series A, 4.00%, 1/15/16	11,500	12,053

Triborough Bridge & Tunnel Authority Variable Revenue Refunding Bonds, General Subseries B-4, 0.62%, Mandatory Put 1/3/17	3,000	3,008
		226,726

North Carolina – 1.2%

Charlotte COPS, Series A, 5.00%, 12/1/14	3,000	3,025

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/15	2,225	2,307

Mecklenburg County COPS, Series A, 0.41%, Mandatory Put 2/1/16	10,000	9,964

Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 10/1/14	3,500	3,500

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 3.50%, 5/1/15	4,000	4,079

North Carolina State G.O. Unlimited Refunding Bonds, Series D, 3.00%, 6/1/15	2,575	2,625

North Carolina State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 5/1/16	2,000	2,149

North Carolina State University at Raleigh General Revenue Refunding Bonds, 3.00%, 10/1/14	1,500	1,500

Wake County Public Improvement G.O. Unlimited Bonds, 5.00%, 9/1/17	5,670	6,390

Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.), 4.00%, 3/1/15	1,500	1,524
		37,063

Ohio – 2.5%

Columbus City G.O. Unlimited Bonds, Series A, 3.00%, 2/15/15	17,000	17,184

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Ohio – 2.5% – continued

Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3, 4.00%, 8/15/15	$8,485	$8,771

Columbus City G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/16	12,915	13,752

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 2/15/16	12,000	12,780

Franklin County Various Purpose G.O. Limited Tax Bonds, 3.00%, 12/1/15	1,500	1,549

Lancaster Port Authority Gas Variable Revenue Refunding Bonds, 0.82%, Mandatory Put 8/1/19	16,000	16,064

Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation, 0.50%, 1/1/18	2,000	1,999

Ohio State Housing Finance Agency Revenue Notes, Maple Park Place Apartments Project, 0.60%, 12/1/14	2,600	2,602

Ohio State Lease Appropriation Revenue Bonds, Series A, Mental Health, 3.00%, 2/1/16	1,750	1,812

Ohio State Water Development Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management Project, 2.25%, Mandatory Put 7/1/16	1,500	1,546

Ohio State Water Quality Development Authority PCR Bonds, Series F, Prerefunded, 5.00%, 6/1/15	1,000	1,032
		79,091

Oklahoma – 0.0%

Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds, 2.50%, 3/1/15	700	707

Oregon – 0.3%

Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT), 2.50%, Mandatory Put 5/1/17	5,000	5,178

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Oregon – 0.3% – continued

Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/1/15	$1,550	$1,606

Portland G.O. Limited TRB, Milwaukie, 4.00%, 9/1/15	1,350	1,397

Portland Public Safety Projects & Emerging G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/15/16	1,750	1,889
		10,070

Pennsylvania – 1.7%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC, 4.00%, 2/1/17 (3)	1,430	1,544

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 1.75%, Mandatory Put 12/1/15	3,000	3,049

Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A, 5.00%, 7/1/15	4,000	4,147

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 1/1/15	1,890	1,913
5.00%, 10/15/16	4,000	4,374

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 114A (AMT), 1.05%, 4/1/15	625	626

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1, 0.33%, 12/1/16	13,000	13,000
0.63%, 12/1/18	12,000	12,041

Pennsylvania Turnpike Commission Variable Revenue Bonds, Series B, 0.43%, 12/1/15	6,000	6,000

Philadelphia G.O. Unlimited Bonds, Series A, 5.00%, 7/15/15	2,070	2,148
5.00%, 7/15/16	1,000	1,080

Philadelphia Water & Wastewater Revenue Refunding Bonds, Series A, 5.00%, 6/15/16	1,500	1,618

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Pennsylvania – 1.7% – continued

State Public School Building Authority Lease Revenue Bonds, School District of Philadelphia Project (State Intercept Program), 5.00%, 4/1/15	$1,000	$1,024
		52,564

South Carolina – 0.6%

Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured), 4.00%, 3/1/15	3,555	3,613

South Carolina State Highway G.O. Unlimited Refunding Bonds, Series A, 4.00%, 6/1/16	14,000	14,858
		18,471

Tennessee – 0.2%

Knoxville G.O. Unlimited Bonds, 4.00%, 5/1/15	3,245	3,318

Memphis Electric System Revenue Refunding Bonds, 5.00%, 12/1/16	4,325	4,753
		8,071

Texas – 7.8%

Austin Public Property Finance Contractual G.O. Limited Bonds, 3.00%, 5/1/15	1,845	1,876

Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.00%, 2/15/17	980	1,037

Calhoun County Independent School Building District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.00%, 2/15/16	5,315	5,509

Dallas County G.O. Limited Tax Notes, 3.00%, 2/15/16	4,000	4,139

Dallas G.O. Limited Refunding Bonds, Series C, Prerefunded, Escrowed to Maturity, 4.00%, 2/15/15	10	10

Dallas G.O. Limited Refunding Bonds, Series C, Unrefunded Balance, 4.00%, 2/15/15	2,875	2,917

Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 8/15/16	3,000	3,203

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Texas – 7.8% – continued

DeSoto Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.00%, 8/15/16	$1,035	$1,085

Fort Bend Independent School District G.O. Unlimited Refunding Bonds, 3.50%, 2/15/15	1,000	1,012

Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A, 3.00%, 12/15/16	21,000	22,146

Harris County G.O. Limited Refunding Bonds, Series A, 4.00%, 10/1/14	4,500	4,500

Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University, 0.56%, Mandatory Put 11/16/17	38,500	38,644

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 0.88%, Mandatory Put 6/1/16	16,100	16,181

Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series B (PSF-Gtd.), 0.95%, Mandatory Put 6/1/17	5,500	5,519

Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien, 5.00%, 11/15/16	1,500	1,645

Lubbock G.O. Limited Refunding Bonds (NATL-RE Insured), 4.00%, 2/15/15	4,470	4,534

North Texas State Municipal Water District Upper Efork Waste Water Intercept Revenue Refunding & Improvement Bonds, 3.00%, 6/1/15	2,000	2,038

North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier, 0.83%, Mandatory Put 1/1/19	6,000	6,000

Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/15	5,000	5,091
5.00%, 2/15/15	2,190	2,230

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 5.00%, 10/1/14	1,000	1,000

San Antonio Electric & Gas System Variable Revenue Refunding Bonds, Series B, Junior Lien, 2.00%, Mandatory Put 12/1/15	1,700	1,730

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Texas – 7.8% – continued

San Antonio General Improvement G.O. Limited Refunding Bonds, 5.00%, 2/1/16	$2,600	$2,764

San Antonio General Improvement G.O. Limited Bonds, 4.00%, 2/1/15	2,000	2,026

San Antonio Water System Variable Revenue Refunding Bonds, Junior Lien, 0.71%, Mandatory Put 11/1/16	7,500	7,551

San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien, 0.43%, Mandatory Put 11/1/17	21,500	21,626

Texas State Highway Improvement G.O. Unlimited Bonds, Series B, 5.00%, 4/1/16	1,500	1,607

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/16	14,000	14,751

Texas State PFA Revenue Refunding Bonds, Series A, Assessment Unemployment Compensation, 5.00%, 1/1/17	7,000	7,710

Texas State Transportation Commission Highway Fund Floating Revenue Bonds, Series B, First Tier, 0.38%, Mandatory Put 4/1/17	43,000	43,113

University of Texas Financing System Revenue Bonds, Series B, Prerefunded, 5.00%, 8/15/16	9,130	9,927
		243,121

Utah – 0.4%

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 4.00%, 6/1/15	6,965	7,143

Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries A, 3.00%, 7/1/15	4,000	4,087
		11,230

Virginia – 1.3%

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/14	2,000	2,017

Norfolk Capital Improvement G.O. Unlimited Bonds, Series C, 5.00%, 4/1/16	1,405	1,504

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Virginia – 1.3% – continued

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Prerefunded, 5.63%, 6/1/15	$2,550	$2,643

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2, Public Higher Educational Financing Authority (State Intercept Program), 5.00%, 9/1/15	3,105	3,243

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment, 5.00%, 2/1/15	7,000	7,115

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College (State Intercept Program), 5.00%, 2/1/17	4,725	5,216

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program), 5.00%, 9/1/15	1,000	1,044

Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries A-2 (AMT) (G.O. of Authority Insured), 4.30%, 4/1/15	4,000	4,011
4.40%, 4/1/16	3,200	3,259

Virginia State Public School Authority Revenue Bonds, 5.00%, 4/15/15	8,035	8,246

Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding), 5.00%, 7/15/15	3,285	3,412
		41,710

Washington – 1.8%

Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1, 5.00%, 2/1/17	1,500	1,657

Pierce County School District No. 10 Tacoma G.O. Unlimited BANS, 2.00%, 12/1/14	20,000	20,062

Tacoma Electric System Revenue Refunding Bonds, Series A, 5.00%, 1/1/16	1,750	1,853

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Washington – 1.8% – continued

Washington State G.O. Unlimited Bonds, Series E, 5.00%, 2/1/15	$5,320	$5,407
5.00%, 2/1/16	5,000	5,316

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/16	5,000	5,409

Washington State Local Agency Personal Property COPS, Series A, 5.00%, 7/1/16	3,765	4,068

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/17	4,500	4,968

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded, 5.00%, 7/1/15	5,010	5,193

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, 5.00%, 7/1/15	2,500	2,592
		56,525

West Virginia – 0.1%

Marshall County Board of Education Public School G.O. Unlimited Bonds (NATL-RE Insured), 4.50%, 5/1/15	1,000	1,025

West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT), 0.65%, 11/1/16	1,290	1,287
		2,312

Wisconsin – 0.3%

Madison G.O. Unlimited Promissory Notes, Series A, 5.00%, 10/1/14	4,300	4,301

Northeast Wisconsin Technical College District G.O. Unlimited Promissory Notes, Series B, 2.00%, 4/1/15	1,100	1,110

Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B-1, Aurora Health Care Services, 1.25%, Mandatory Put 8/15/17	2,700	2,718
		8,129

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 60.3% – continued

Wyoming – 0.0%

Wyoming State Community Development Authority Housing Revenue Bonds, Series 1 (AMT), 4.40%, 12/1/15	$670	$684
Total Municipal Bonds
(Cost $1,883,525)		1,887,241

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (4)(5)	18,479,696	$18,480
Total Investment Companies
(Cost $18,480)		18,480

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.6%

California State Floating G.O. Unlimited Refunding Bonds, Series A, 0.71%, 5/1/15	$2,500	$2,506

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust, 0.33%, 4/1/15	10,800	10,801

California State Pollution Control Financing Authority Solid Waste Disposal Refunding VRDB, Series A (AMT), Republic Services, 0.45%, 11/3/14	8,000	8,000

California State Pollution Control Financing Authority Solid Waste Disposal VRDB, Series A (AMT), Waste Management Project, 0.70%, 5/1/15	1,500	1,500

California State School Cash Reserve Program Authority Revenue Notes, Series O, 2.00%, 12/31/14	3,000	3,013

Charles City & County IDA Solid Waste Disposal Facility Adjustable VRDB (AMT), Waste Management, Inc. Project, 1.88%, 4/1/15	750	756

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.6% – continued

Citizens Property Insurance Corp. High Risk Account Senior Secured Revenue Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 3/1/15	$2,220	$2,265

Connecticut State Development Authority PCR VRDB, Series A (AMT), Connecticut Light & Power Project, 1.55%, 4/1/15	14,615	14,695

Connecticut State Health & Educational Facilities Authority VRDB, Series A-4, Yale University, 5.00%, 2/12/15	6,810	6,932

Houston Independent School District House G.O. Limited Tax VRDB, Series B (PSF-Gtd.), 1.50%, 6/1/15	10,000	10,082

Houston Independent School District Variable G.O. Limited VRDB, Series A (PSF-Gtd.), 1.00%, 6/1/15	8,000	8,032

Houston Utility System Revenue Refunding Bond, Series A, Sifma Index, 0.58%, 6/1/15	2,000	2,002

Illinois Sports Facilities Authority, 3.00%, 6/15/15	2,970	3,021

Indiana State Finance Authority Economic Development VRDB (AMT), Republic Services, Inc. Project, 0.40%, 12/1/14	4,000	4,000

Kentucky State Economic Development Finance Authority Solid Waste Disposal Refunding VRDB, Series B, Republic Services, Inc. Project, 0.30%, 12/1/14	5,500	5,500

Louisa IDA PCR VRDB, Series C, Virginia Electric & Power Co. Project, 1.50%, 12/1/14	2,000	2,002

Lowell Limited Obligation Industrial Various Revenue Bonds (AMT), Litehouse, Inc. Project (Fifth Third Bank LOC), 0.43%, 10/14/14	955	955

Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3A, 0.26%, 11/1/14	3,600	3,599

Michigan State Hospital Finance Authority VRDB, Ascension Health Care Group, 0.90%, 3/16/15	3,815	3,825

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.6% – continued

Mississippi State Business Finance Corp. Solid Waste Disposal VRDB, Waste Management, Inc. Project, 2.25%, 11/3/14	$4,700	$4,707

New York City Trust for Cultural Resources Revenue Bonds, Julliard School, 2.10%, 7/1/15	3,500	3,551

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal VRDB, Series A, Waste Management Project, 3.70%, 5/1/15	1,500	1,531

Washington County Wastewater Solid Waste Disposal Facilities Variable Refunding VRDB (AMT), Cargill, Inc. Projects, 1.38%, 9/1/15	5,830	5,869

Yavapai County IDA Solid Waste Disposal VRDB, Series A (AMT), Waste Management, Inc. Project, 0.63%, 3/2/15	1,250	1,250
Total Short-Term Investments
(Cost $110,220)		110,394

Total Investments – 100.0%
(Cost $3,119,141)		3,127,452

Other Assets less Liabilities – 0.0%		1,196
NET ASSETS – 100.0%		$3,128,648

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $160,525,000 or 5.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
ABN AMRO Bank N.V., 1.38%, 1/22/16	1/17/13	$12,997

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 1.00%, 2/26/16	2/19/13	19,987

Credit Agricole S.A., 1.39%, 4/15/16	4/10/13	19,500

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Daimler Finance North America LLC, 2.30%, 1/9/15	1/5/12	$2,996

Glencore Funding LLC, 1.70%, 5/27/16	5/22/13	2,999

ING Bank N.V., 1.18%, 3/7/16	2/28/13	20,000

Macquarie Bank Ltd., 2.00%, 8/15/16	8/7/13	12,995

Nissan Motor Acceptance Corp., 1.00%, 3/15/16	3/11/13	19,968

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 0.65%, 10/1/17	3/27/14	15,000

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund, 0.78%, 10/1/17	3/27/14	25,000

Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15	3/6/12	3,992

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	1,165

Xstrata Finance Canada Ltd., 2.85%, 11/10/14	11/3/11	2,997

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $83,141,000 with net sales of approximately $64,661,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	5.4%
AAA	20.2
AA	33.3
A	31.3
BBB	7.6
A2 (Short Term)	0.1
Not rated	1.5
Cash Equivalents	0.6

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$40,709	(1)	$–	$40,709
Corporate Bonds	–	463,487	(1)	–	463,487
Foreign Issuer Bonds	–	437,413	(1)	–	437,413
U.S. Government Obligations	–	169,728	(1)	–	169,728
Municipal Bonds	–	1,887,241	(1)	–	1,887,241
Investment Companies	18,480	–		–	18,480
Short-Term Investments	–	110,394		–	110,394
Total Investments	$18,480	$3,108,972		$–	$3,127,452

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 8.9%

Auto Floor Plan – 0.5%

Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class A1, 0.79%, 6/15/17	$2,400	$2,405

Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2, 0.62%, 9/15/18	3,000	3,008

Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	2,000	1,993

GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A, 0.59%, 10/20/17	2,000	2,003
		9,409

Automobile – 2.5%

Ally Auto Receivables Trust of Lease, Series 2014-SN1, Class A2A, 0.52%, 10/20/16	2,430	2,429

Ally Auto Receivables Trust, Series 2013-1, Class A2, 0.46%, 10/15/15	13	13

Ally Auto Receivables Trust, Series 2013-2, Class A2A, 0.54%, 7/15/16	1,967	1,968

AmeriCredit Automobile Receivables, Series 2014-3, Class A2B, 0.48%, 4/9/18	4,000	4,000

ARI Fleet Lease Trust, Series 2013-A, Class A2, 0.70%, 12/15/15 (1)(2)	1,652	1,653

ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81%, 11/15/22 (1)	5,000	5,003

CarMax Auto Owner Trust, Series 2013-1, Class A2, 0.42%, 3/15/16	101	102

CarMax Auto Owner Trust, Series 2013-3, Class A2, 0.59%, 8/15/16	2,202	2,203

CarMax Auto Owner Trust, Series 2014-3, Class A2, 0.55%, 8/15/17	5,000	5,000

Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 9/20/18 (1)	1,901	1,902

Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 1.06%, 3/20/19 (1)(2)	2,582	2,590

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 8.9% – continued

Automobile – 2.5% – continued

Ford Credit Auto Lease Trust, Series 2013-B, Class A2A, 0.59%, 1/15/16	$762	$763

Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 9/15/15 (1)	25	25

Hyundai Auto Lease Securitization Trust, Series 2013-B, Class A2, 0.75%, 3/15/16 (1)(2)	5,071	5,079

Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 0.52%, 7/15/16 (1)	1,000	1,000

Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2, 0.61%, 2/15/17 (1)	2,000	2,001

Hyundai Auto Receivables Trust, Series 2013-A, Class A2, 0.40%, 12/15/15	155	155

M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 0.66%, 2/16/16 (1)	1,038	1,038

Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2, 0.49%, 6/15/15	288	288

Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3, 0.62%, 7/15/16	3,000	3,002

Santander Drive Auto Receivables Trust, Series 2014-3, Class A2A, 0.54%, 8/15/17	1,800	1,800
		42,014

Credit Card – 4.8%

American Express Credit Account Master Trust, Series 2012-5, Class A, 0.59%, 5/15/18	4,400	4,402

American Express Credit Account Master Trust, Series 2013-1, Class A, 0.57%, 2/16/21	3,000	3,009

Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	3,500	3,490

Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, 6/15/17	2,000	2,005

Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	2,000	2,002

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 8.9% – continued

Credit Card – 4.8% – continued

Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	$5,000	$4,999

Chase Issuance Trust, Series 2013-A6, Class A6, 0.57%, 7/15/20	5,000	5,021

Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	2,000	1,998

Chase Issuance Trust, Series 2014-A1, Class A1, 1.15%, 1/15/19	2,000	1,998

Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.11%, 7/23/18	5,000	5,016

Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	10,000	10,067

Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, 2/22/19	5,000	4,979

Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.23%, 4/24/19	5,000	4,989

Discover Card Execution Note Trust, Series 2014-A1, Class A, 0.58%, 7/15/21	5,000	5,009

Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	3,000	2,994

Dryrock Issuance Trust, Series 2012-1, Class A, 0.30%, 8/15/17	4,500	4,499

First National Master Note Trust, Series 2013-2, Class A, 0.68%, 10/15/19	2,500	2,507

GE Capital Credit Card Master Note Trust, Series 2012-4, Class A, 0.45%, 6/15/18	2,000	2,000

Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 (1)	3,000	3,006

Golden Credit Card Trust, Series 2014-2A, Class A, 0.61%, 3/15/21 (1)	4,000	4,001

Master Credit Card Trust II, Series 2013-3A, Class A, 0.58%, 1/22/18 (1)(2)	3,000	3,006

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 8.9% – continued

Credit Card – 4.8% – continued

World Financial Network Credit Card Master Trust, Series 2013-B, Class A, 0.91%, 3/16/20	$1,000	$999
		81,996

Other – 1.1%

GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A, 0.55%, 4/20/18	4,500	4,513

GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A, 0.53%, 7/20/19	5,000	5,002

GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 5/23/16	1,496	1,497

GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 0.73%, 1/25/16 (1)(2)	1,275	1,277

GE Equipment Small Ticket LLC, Series 2014-1, Class A2, 0.59%, 8/24/16	4,000	4,004

GE Equipment Transportation LLC, Series 2013-1, Class A2, 0.50%, 11/24/15	334	334

John Deere Owner Trust, Series 2013-A, Class A2, 0.41%, 9/15/15	152	152

Volvo Financial Equipment LLC, Series 2013-1A, Class A2, 0.53%, 11/16/15 (1)	827	827

Volvo Financial Equipment LLC, Series 2014-1A, Class A2, 0.54%, 11/15/16 (1)	1,500	1,500
		19,106
Total Asset-Backed Securities
(Cost $152,365)		152,525

CORPORATE BONDS – 49.3%

Automobiles Manufacturing – 4.9%

American Honda Finance Corp., 1.45%, 2/27/15 (1)(2)	2,000	2,008
1.00%, 8/11/15 (1)(2)	6,000	6,032
0.61%, 5/26/16 (1)(2)	2,400	2,411
1.13%, 10/7/16	6,000	6,021

Daimler Finance North America LLC, 0.83%, 1/9/15 (1)(2)	735	736

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Automobiles Manufacturing – 4.9% – continued
1.65%, 4/10/15 (1)(2)	$1,795	$1,806
1.30%, 7/31/15 (1)(2)	3,465	3,486
1.25%, 1/11/16 (1)(2)	1,250	1,258
1.10%, 8/1/18 (1)(2)	5,000	5,083

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	2,000	1,991
1.06%, 3/12/19	15,000	15,059

Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (1)(2)	3,000	3,015

Harley-Davidson Funding Corp., 5.75%, 12/15/14 (1)(2)	2,786	2,816

Hyundai Capital America, 1.63%, 10/2/15 (1)	2,000	2,014
1.88%, 8/9/16 (1)(2)	5,000	5,062

Nissan Motor Acceptance Corp., 1.00%, 3/15/16 (1)(2)	1,000	1,001
0.78%, 3/3/17 (1)	10,000	10,034

Toyota Motor Credit Corp., 0.52%, 5/17/16	4,000	4,014
0.80%, 5/17/16	6,250	6,265

Volkswagen Group of America Finance LLC, 0.60%, 5/23/17 (1)	4,000	4,004
		84,116

Banks – 3.3%

Bank of America N.A., 1.13%, 11/14/16	4,700	4,688
1.25%, 2/14/17	3,000	2,991

BB&T Corp., 1.09%, 6/15/18	2,000	2,035

Capital One N.A., 0.68%, 3/22/16	2,000	2,005
1.50%, 9/5/17	4,100	4,082

Fifth Third Bank, 0.64%, 2/26/16	5,000	5,013

HSBC USA, Inc., 2.38%, 2/13/15	5,000	5,038
1.12%, 9/24/18	3,000	3,059

Manufacturers & Traders Trust Co., 1.40%, 7/25/17	10,000	9,982

SunTrust Bank, 0.54%, 4/1/15	5,000	4,999

US Bancorp, 3.44%, 2/1/16	7,100	7,335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Banks – 3.3% – continued

US Bank N.A., 1.38%, 9/11/17	$6,000	$5,992
		57,219

Biotechnology – 0.7%

Amgen, Inc., 1.88%, 11/15/14	3,500	3,506
0.83%, 5/22/19	1,965	1,976

Gilead Sciences, Inc., 2.40%, 12/1/14	7,000	7,025
		12,507

Cable & Satellite – 1.1%

Comcast Corp., 6.50%, 1/15/15	1,645	1,673

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16	5,000	5,145
3.50%, 3/1/16	7,000	7,244
2.40%, 3/15/17	4,000	4,090
		18,152

Chemicals – 0.3%

Monsanto Co., 1.15%, 6/30/17	5,000	4,966

Commercial Finance – 1.3%

GATX Corp., 1.25%, 3/4/17	6,000	5,956

General Electric Capital Corp., 2.15%, 1/9/15	2,000	2,010
0.83%, 1/8/16	1,250	1,257
1.00%, 1/8/16	1,700	1,707
0.88%, 7/12/16	5,000	5,043
0.95%, 4/2/18	3,991	4,037
0.74%, 1/14/19	3,100	3,121
		23,131

Communications Equipment – 3.7%

Apple, Inc., 1.05%, 5/5/17	16,000	15,946
0.54%, 5/6/19	16,000	16,014

Cisco Systems, Inc., 1.10%, 3/3/17	16,400	16,389
0.73%, 3/1/19	15,000	15,111
		63,460

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Consumer Finance – 0.8%

American Express Credit Corp., 1.75%, 6/12/15	$1,412	$1,425

Capital One Bank USA N.A., 1.30%, 6/5/17	3,500	3,481

Capital One Financial Corp.,
2.15%, 3/23/15	2,072	2,089
1.00%, 11/6/15	3,000	3,008

Synchrony Financial, 1.88%, 8/15/17	3,500	3,505
		13,508

Consumer Products – 0.5%

Unilever Capital Corp., 0.45%, 7/30/15	8,500	8,508

Diversified Banks – 2.7%

Bank of America Corp.,
1.25%, 1/11/16	3,000	3,013
1.30%, 3/22/18	6,000	6,111
1.27%, 1/15/19	3,000	3,043
1.11%, 4/1/19	5,000	5,026

Citigroup, Inc.,
5.50%, 10/15/14	445	446
1.03%, 4/1/16	5,000	5,036
1.00%, 4/8/19	5,000	5,020

JPMorgan Chase & Co.,
0.89%, 10/15/15	3,500	3,519
0.85%, 2/26/16	4,250	4,275
1.13%, 2/26/16	3,000	3,012
0.75%, 2/15/17	2,000	2,009
0.87%, 1/28/19	4,000	4,029

Wells Fargo & Co., 0.49%, 9/8/17	2,000	1,999
		46,538

Electrical Equipment Manufacturing – 0.5%

Amphenol Corp., 1.55%, 9/15/17	5,000	4,994

General Electric Co., 0.85%, 10/9/15	4,000	4,017
		9,011

Entertainment Content – 0.6%

Viacom, Inc., 1.25%, 2/27/15	3,000	3,010

Walt Disney (The) Co., 0.45%, 12/1/15	6,400	6,396

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Entertainment Content – 0.6% – continued

1.13%, 2/15/17	$1,017	$1,018
		10,424

Exploration & Production – 0.8%

Devon Energy Corp., 1.20%, 12/15/16	12,500	12,509

Marathon Oil Corp., 0.90%, 11/1/15	1,500	1,501
		14,010

Financial Services – 1.7%

Charles Schwab (The) Corp., 0.85%, 12/4/15	4,000	4,013

Goldman Sachs Group (The), Inc.,
5.13%, 1/15/15	2,000	2,027
1.33%, 11/15/18	7,000	7,121

Morgan Stanley,
1.48%, 2/25/16	5,000	5,068
1.51%, 4/25/18	1,000	1,028
1.08%, 1/24/19	4,000	4,046
0.97%, 7/23/19	5,000	5,007
		28,310

Food & Beverage – 2.6%

Anheuser-Busch Cos. LLC, 5.00%, 1/15/15	1,000	1,013

Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	5,640	5,657

ConAgra Foods, Inc., 1.30%, 1/25/16	2,000	2,008

General Mills, Inc., 0.53%, 1/29/16	1,000	1,001

Kellogg Co., 1.13%, 5/15/15	2,000	2,009

Kraft Foods Group, Inc., 1.63%, 6/4/15	2,000	2,015

PepsiCo, Inc.,
0.75%, 3/5/15	8,000	8,014
0.95%, 2/22/17	2,000	1,992

SABMiller Holdings, Inc.,
1.85%, 1/15/15 (1)(2)	2,000	2,008
2.45%, 1/15/17 (1)(2)	2,600	2,656
0.93%, 8/1/18 (1)	8,625	8,690

WM Wrigley Jr Co., 1.40%, 10/21/16 (1)	7,000	7,035
		44,098

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Health Care Facilities & Services – 0.9%

Express Scripts Holding Co.,
2.10%, 2/12/15	$3,000	$3,017
1.25%, 6/2/17	5,250	5,209

McKesson Corp., 0.95%, 12/4/15	7,600	7,609
		15,835

Home Improvement – 0.1%

Whirlpool Corp., 1.35%, 3/1/17	1,000	997

Integrated Oils – 0.1%

Chevron Corp., 0.89%, 6/24/16	1,000	1,004

Life Insurance – 0.5%

New York Life Global Funding, 0.75%, 7/24/15 (1)(2)	9,305	9,337

Machinery Manufacturing – 3.1%

Caterpillar Financial Services Corp.,
1.05%, 3/26/15	2,000	2,007
1.10%, 5/29/15	2,000	2,011
0.70%, 11/6/15	11,645	11,665
1.00%, 3/3/17	2,365	2,357
1.25%, 8/18/17	4,300	4,287

Caterpillar, Inc., 0.95%, 6/26/15	2,030	2,038

Eaton Corp., 0.95%, 11/2/15	4,000	4,013

Illinois Tool Works, Inc., 0.90%, 2/25/17	2,000	1,992

John Deere Capital Corp., 0.88%, 4/17/15	2,000	2,006
0.95%, 6/29/15	7,522	7,552
0.70%, 9/4/15	8,000	8,026
1.13%, 6/12/17	5,000	4,974
		52,928

Managed Care – 0.2%

UnitedHealth Group, Inc., 0.85%, 10/15/15	2,000	2,006

WellPoint, Inc., 1.25%, 9/10/15	2,000	2,012
		4,018

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Mass Merchants – 0.7%

Costco Wholesale Corp., 0.65%, 12/7/15	$11,645	$11,665

Medical Equipment & Devices Manufacturing – 1.0%

Baxter International, Inc., 0.95%, 6/1/16	5,000	5,016

Stryker Corp., 2.00%, 9/30/16	6,895	7,036

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	4,725	4,877
		16,929

Metals & Mining – 0.5%

Freeport-McMoRan, Inc., 1.40%, 2/13/15	2,500	2,507

Glencore Funding LLC, 1.70%, 5/27/16 (1)(2)	6,000	6,041
		8,548

Oil & Gas Services & Equipment – 1.6%

Cameron International Corp.,
1.15%, 12/15/16	3,000	2,998
1.40%, 6/15/17	3,300	3,297

Halliburton Co., 1.00%, 8/1/16	20,250	20,342
		26,637

Pharmaceuticals – 3.2%

AbbVie, Inc., 1.20%, 11/6/15	13,690	13,742

GlaxoSmithKline Capital, Inc., 0.70%, 3/18/16	9,500	9,506

Johnson & Johnson, 0.70%, 11/28/16	1,500	1,498

Merck & Co., Inc.,
2.25%, 1/15/16	3,393	3,468
0.59%, 5/18/18	12,782	12,851

Mylan, Inc.,
1.80%, 6/24/16	3,000	3,035
1.35%, 11/29/16	3,000	3,000

Pfizer, Inc., 1.10%, 5/15/17	5,000	4,988

Zoetis, Inc., 1.15%, 2/1/16	3,000	3,006
		55,094

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Pipeline – 0.5%

Enterprise Products Operating LLC, 3.70%, 6/1/15	$5,000	$5,101
1.25%, 8/13/15	3,000	3,014
		8,115

Property & Casualty Insurance – 1.3%

Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	2,362	2,417
0.95%, 8/15/16	11,100	11,140
1.60%, 5/15/17	1,005	1,016

Berkshire Hathaway, Inc., 0.80%, 2/11/16	4,500	4,516
2.20%, 8/15/16	2,500	2,572
		21,661

Publishing & Broadcasting – 0.2%

NBCUniversal Enterprise, Inc., 0.92%, 4/15/18 (1)	3,000	3,030

Real Estate – 2.2%

ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 2.00%, 2/6/17 (1)	5,000	4,997

Kimco Realty Corp., 5.70%, 5/1/17	11,000	12,148

Simon Property Group L.P., 2.80%, 1/30/17	6,737	6,968

Ventas Realty L.P., 1.55%, 9/26/16	2,000	2,014
1.25%, 4/17/17	4,000	3,981

Ventas Realty L.P./Ventas Capital Corp., 3.13%, 11/30/15	3,000	3,080

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)	5,000	5,007
		38,195

Refining & Marketing – 0.2%

Phillips 66, 1.95%, 3/5/15	4,000	4,025

Restaurants – 0.4%

McDonald’s Corp., 0.75%, 5/29/15	4,400	4,413

Starbucks Corp., 0.88%, 12/5/16	2,000	2,000
		6,413

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 49.3% – continued

Retail – Consumer Discretionary – 2.0%

Amazon.com, Inc., 0.65%, 11/27/15	$10,311	$10,327

AutoZone, Inc., 1.30%, 1/13/17	5,050	5,049

eBay, Inc., 0.70%, 7/15/15	4,250	4,263

Home Depot (The), Inc., 5.40%, 3/1/16	4,000	4,266

Lowe’s Cos., Inc., 0.65%, 9/10/19	10,000	10,014
		33,919

Software & Services – 0.3%

International Business Machines Corp., 0.75%, 5/11/15	5,000	5,015

Supermarkets & Pharmacies – 0.3%

CVS Health Corp., 1.20%, 12/5/16	3,000	3,004

Kroger (The) Co., 1.20%, 10/17/16	2,000	2,000
		5,004

Tobacco – 0.4%

Reynolds American, Inc., 1.05%, 10/30/15	6,900	6,921

Transportation & Logistics – 0.5%

PACCAR Financial Corp., 1.10%, 6/6/17	3,000	2,985
0.83%, 12/6/18	5,500	5,554
		8,539

Utilities – 2.2%

Alabama Power Co., 0.55%, 10/15/15	2,900	2,899

Dominion Resources, Inc., 1.25%, 3/15/17	5,000	4,996

Duke Energy Carolinas LLC, 5.30%, 10/1/15	5,015	5,253

Duke Energy Indiana, Inc., 0.58%, 7/11/16	2,000	2,008

Georgia Power Co., 0.75%, 8/10/15	3,720	3,726
0.63%, 11/15/15	1,900	1,901

NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	2,000	2,008

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

CORPORATE BONDS – 49.3% – continued

Utilities – 2.2% – continued

Southern Co.(The), 1.30%, 8/15/17	$9,500	$9,454

Xcel Energy, Inc., 0.75%, 5/9/16	5,000	4,993
		37,238

Wireless Telecommunications Services – 1.4%

AT&T, Inc., 0.80%, 12/1/15	5,000	5,006
0.62%, 2/12/16	5,700	5,713

Verizon Communications, Inc., 0.70%, 11/2/15	1,000	1,001
1.76%, 9/15/16	2,000	2,050
2.50%, 9/15/16	1,203	1,235
1.98%, 9/14/18	9,198	9,689
		24,694
Total Corporate Bonds
(Cost $841,661)		843,719

COVERED BONDS – 0.1%

Banks – 0.1%

Canadian Imperial Bank of Commerce, 1.50%, 12/12/14 (1)(2)	2,000	2,004
Total Covered Bonds
(Cost $2,003)		2,004

FOREIGN ISSUER BONDS – 33.6%

Automobiles Manufacturing – 0.9%

Hyundai Capital Services, Inc., 1.03%, 3/18/17 (1)	3,000	3,011

Volkswagen International Finance N.V., 1.13%, 11/18/16 (1)	11,600	11,612
		14,623

Banks – 12.7%

Abbey National Treasury Services PLC, 1.38%, 3/13/17	5,000	4,999

ABN AMRO Bank N.V., 1.38%, 1/22/16 (1)(2)	4,500	4,530
1.04%, 10/28/16 (1)	5,000	5,045

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	3,000	3,013
1.25%, 1/10/17	11,500	11,512
0.79%, 5/15/18	3,500	3,524

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

FOREIGN ISSUER BONDS – 33.6% – continued

Banks – 12.7% – continued

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 0.84%, 9/9/16 (1)	$5,000	$5,032
1.20%, 3/10/17 (1)	4,000	3,982

Banque Federative du Credit Mutuel S.A., 1.09%, 10/28/16 (1)	5,000	5,049
1.08%, 1/20/17 (1)	2,500	2,519

Barclays Bank PLC, 3.90%, 4/7/15	3,000	3,052
0.81%, 2/17/17	2,200	2,209

BPCE S.A., 1.48%, 4/25/16	9,000	9,139
1.63%, 2/10/17	1,700	1,707

Canadian Imperial Bank of Commerce, 0.75%, 7/18/16	1,000	1,006
1.35%, 7/18/16	3,000	3,030

Commonwealth Bank of Australia, 1.95%, 3/16/15	3,000	3,022
1.25%, 9/18/15	6,000	6,047
1.13%, 3/13/17	5,500	5,477

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 0.71%, 3/18/16	6,000	6,031

Credit Agricole S.A., 1.39%, 4/15/16 (1)(2)	8,000	8,090
1.03%, 4/15/19 (1)	10,000	10,081

Deutsche Bank A.G., 3.45%, 3/30/15	1,000	1,015

HSBC Bank PLC, 3.50%, 6/28/15 (1)(2)	1,500	1,534
0.87%, 5/15/18 (1)(2)	3,000	3,026

ING Bank N.V., 1.18%, 3/7/16 (1)(2)	11,000	11,107

Macquarie Bank Ltd., 2.00%, 8/15/16 (1)(2)	6,500	6,607
1.65%, 3/24/17 (1)	5,000	5,000

National Australia Bank Ltd., 1.37%, 8/7/15	8,000	8,076
0.78%, 7/25/16	500	503
1.30%, 7/25/16	4,000	4,031
1.25%, 3/17/17 (1)	5,000	4,996
1.30%, 6/30/17 (1)	10,000	9,959

Shinhan Bank, 0.88%, 4/8/17 (1)	3,000	3,008

Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	5,000	5,004

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 33.6% – continued

Banks – 12.7% – continued
0.55%, 7/11/17	$2,600	$2,601

Suncorp-Metway Ltd., 1.70%, 3/28/17 (1)	5,000	5,007

Svenska Handelsbanken AB, 0.68%, 3/21/16	2,200	2,209

UBS A.G., 0.87%, 8/14/19	8,500	8,545

Westpac Banking Corp., 1.03%, 7/17/15 (1)(2)	2,000	2,012
1.13%, 9/25/15	3,000	3,021
0.95%, 1/12/16	5,500	5,520
1.05%, 11/25/16	4,000	4,005
1.20%, 5/19/17	8,000	7,974
0.98%, 7/30/18	5,000	5,060
		217,916

Diversified Banks – 3.3%

Bank of Montreal, 0.83%, 4/9/18	5,000	5,044

Bank of Nova Scotia (The), 0.75%, 7/15/16	1,000	1,006
1.38%, 7/15/16	3,500	3,532
1.10%, 12/13/16	3,000	3,005
1.30%, 7/21/17	6,000	5,970

BNP Paribas S.A., 2.98%, 12/22/14	8,500	8,549
1.25%, 12/12/16	10,000	10,020

Credit Agricole S.A., 1.08%, 10/3/16 (1)	2,000	2,016

Royal Bank of Canada, 0.85%, 3/8/16	2,500	2,502
0.76%, 3/15/19	7,000	7,064

Societe Generale S.A., 1.32%, 10/1/18	8,000	8,011
		56,719

Exploration & Production – 2.6%

Canadian Natural Resources Ltd., 1.45%, 11/14/14	7,000	7,004
0.61%, 3/30/16	3,000	3,007

CNOOC Finance 2013 Ltd., 1.13%, 5/9/16	6,000	6,005

CNPC General Capital Ltd., 1.45%, 4/16/16 (1)(2)	1,000	1,000
1.13%, 5/14/17 (1)	2,500	2,506

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 33.6% – continued

Exploration & Production – 2.6% – continued

Petroleos Mexicanos, 2.25%, 7/18/18	$5,000	$5,225

Sinopec Group Overseas Development 2014 Ltd., 1.15%, 4/10/19 (1)	20,000	20,017
		44,764

Financial Services – 0.4%

Hana Bank, 1.38%, 2/5/16 (1)	5,000	5,001

Sumitomo Mitsui Trust Bank Ltd., 1.01%, 9/16/16 (1)	2,000	2,013
		7,014

Food & Beverage – 1.2%

Heineken N.V., 0.80%, 10/1/15 (1)(2)	5,000	5,007

Suntory Holdings Ltd., 1.65%, 9/29/17 (1)	15,000	15,003
		20,010

Government Agencies – 0.6%

Japan Bank for International Cooperation, 2.25%, 7/13/16	3,000	3,083

Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (1)	3,000	3,009

Oesterreichische Kontrollbank A.G., 1.13%, 7/6/15	2,000	2,012

Svensk Exportkredit AB, 0.63%, 5/31/16	1,500	1,500
		9,604

Government Development Banks – 1.2%

Export-Import Bank of Korea, 1.25%, 11/20/15	8,000	8,033
1.08%, 9/17/16	4,000	4,026

Korea Development Bank (The), 1.00%, 1/22/16	9,000	8,985
		21,044

Government Regional – 0.3%

Province of Ontario Canada, 1.00%, 7/22/16	5,000	5,024

Integrated Oils – 4.5%

BP Capital Markets PLC, 1.70%, 12/5/14	5,000	5,012

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

FOREIGN ISSUER BONDS – 33.6% – continued

Integrated Oils – 4.5% – continued
0.70%, 11/6/15	$12,660	$12,670
0.66%, 11/7/16	1,000	1,001
0.87%, 9/26/18	5,000	5,032

CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17	1,000	1,000

Petrobras Global Finance B.V., 1.85%, 5/20/16	10,000	9,990
3.25%, 3/17/17	5,000	5,060

Shell International Finance B.V., 3.10%, 6/28/15	5,000	5,103
0.63%, 12/4/15	5,000	5,003
0.90%, 11/15/16	4,000	4,005

Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (1)(2)	2,800	2,793

Statoil ASA, 0.52%, 5/15/18	6,000	6,000
0.69%, 11/8/18	6,000	6,041

Total Capital International S.A., 1.00%, 8/12/16	3,000	3,014
1.00%, 1/10/17	1,200	1,195
0.80%, 8/10/18	2,500	2,524

Total Capital S.A., 3.13%, 10/2/15	2,000	2,053
		77,496

Internet Media – 0.2%

Tencent Holdings Ltd., 2.00%, 5/2/17 (1)	3,000	3,001

Machinery Manufacturing – 0.2%

Pentair Finance S.A., 1.35%, 12/1/15	2,000	2,011

Tyco Electronics Group S.A., 1.60%, 2/3/15	1,500	1,506
		3,517

Medical Equipment & Devices Manufacturing – 0.3%

Covidien International Finance S.A., 1.35%, 5/29/15	2,000	2,009
2.80%, 6/15/15	3,333	3,387
		5,396

Metals & Mining – 0.6%

Anglo American Capital PLC, 1.18%, 4/15/16 (1)	3,000	3,017

BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	3,200	3,203

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

FOREIGN ISSUER BONDS – 33.6% – continued

Metals & Mining – 0.6% – continued
1.00%, 2/24/15	$1,000	$1,003

Rio Tinto Finance USA PLC, 1.07%, 6/17/16	1,000	1,009

Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (1)(2)	2,000	2,005
		10,237

Oil & Gas Services & Equipment – 0.2%

Ensco PLC, 3.25%, 3/15/16	3,500	3,605

Pharmaceuticals – 2.1%

Actavis Funding SCS, 1.30%, 6/15/17 (1)	9,000	8,832

GlaxoSmithKline Capital PLC, 0.75%, 5/8/15	13,455	13,494
1.50%, 5/8/17	3,640	3,665

Sanofi, 2.63%, 3/29/16	4,877	5,022

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/15 (1)	4,750	4,765
		35,778

Pipeline – 0.4%

TransCanada PipeLines Ltd., 0.88%, 3/2/15	5,000	5,010
0.75%, 1/15/16	1,600	1,599
		6,609

Power Generation – 0.3%

Electricite de France, 0.69%, 1/20/17 (1)	6,000	6,009

Supermarkets & Pharmacies – 0.2%

Tesco PLC, 2.00%, 12/5/14 (1)(2)	4,000	4,010

Supranationals – 0.4%

Asian Development Bank, 0.75%, 1/11/17	4,700	4,687

Corp Andina de Fomento, 1.50%, 8/8/17	3,000	3,017
		7,704

Tobacco – 0.1%

BAT International Finance PLC, 1.40%, 6/5/15 (1)	1,000	1,005

See Notes to the Financial Statements.

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 33.6% – continued

Transportation & Logistics – 0.3%

Korea Expressway Corp., 1.63%, 4/28/17 (1)	$5,000	$4,987

Travel & Lodging – 0.2%

Carnival Corp., 1.20%, 2/5/16	2,700	2,709

Wireless Telecommunications Services – 0.4%

KT Corp., 1.75%, 4/22/17 (1)	3,000	2,996

Vodafone Group PLC, 0.62%, 2/19/16	3,400	3,410
		6,406
Total Foreign Issuer Bonds
(Cost $573,220)		575,187

U.S. GOVERNMENT AGENCIES – 1 .3% (3)

Federal Farm Credit Bank – 0.1%

1.05%, 3/28/16	1,225	1,236

Federal Home Loan Bank – 0.6%
0.90%, 3/10/17	8,000	7,986
0.95%, 3/27/17	2,000	1,998
		9,984

Freddie Mac – 0.6%
0.65%, 7/29/16	2,000	1,994
1.13%, 5/19/17	6,000	6,003
1.02%, 6/30/17	3,000	2,989
		10,986
Total U.S. Government Agencies
(Cost $22,233)		22,206

U.S. GOVERNMENT OBLIGATIONS – 3.2%

U.S. Treasury Notes – 3.2%
0.50%, 7/31/16	7,000	7,001
0.50%, 8/31/16	5,500	5,494
0.50%, 9/30/16	17,000	16,972
0.88%, 6/15/17	15,000	14,965
0.88%, 8/15/17	10,000	9,952
		54,384
Total U.S. Government Obligations
(Cost $54,429)		54,384

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.8%

Florida – 0.1%

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 1.30%, 7/1/16	$2,000	$2,017

Georgia – 0.1%

Georgia State Taxable G.O. Unlimited Bonds, Series B, 0.98%, 2/1/17	2,000	2,004

Idaho – 0.6%

Idaho Housing & Finance Association, 0.56%, 11/6/14 (4)	10,320	10,319

Illinois – 0.4%

Regional Transportation Authority Il TRB, Series A1, Working Cash Notes, 0.55%, 5/6/16	7,150	7,140

Maine – 0.2%

Maine State Municipal Bond Bank Liquor Operation TRB, 1.07%, 6/1/15	2,200	2,208

New Jersey – 0.1%

Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series S2 (County Gtd.), 1.25%, 12/10/14	1,950	1,953

New York – 0.3%

New York City Taxable G.O. Unlimited Bonds, Subseries D2, 1.00%, 8/1/16	4,650	4,667
Total Municipal Bonds
(Cost $30,281)		30,308

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	41,817,798	$41,818
Total Investment Companies
(Cost $41,818)		41,818

Total Investments – 100.6%
(Cost $1,718,010)		1,722,151

Liabilities less Other Assets – (0.6)%		(9,829)
NET ASSETS – 100.0%		$1,712,322

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $122,086,000 or 7.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
ABN AMRO Bank N.V., 1.38%, 1/22/16	1/17/13	$4,499

American Honda Finance Corp., 1.45%, 2/27/15	2/21/12	1,999

American Honda Finance Corp., 1.00%, 8/11/15	9/4/12-11/27/12	6,006

American Honda Finance Corp., 0.61%, 5/26/16	5/28/13-11/13/13	2,404

ARI Fleet Lease Trust, Series 2013-A, Class A2, 0.70%, 12/15/15	3/26/13	1,652

Canadian Imperial Bank of Commerce, 1.50%, 12/12/14	2/23/12	2,036

CNPC General Capital Ltd., 1.45%, 4/16/16	4/10/13	999

Credit Agricole S.A., 1.39%, 4/15/16	4/10/13	8,000

Daimler Finance North America LLC, 0.83%, 1/9/15	5/16/13	738

Daimler Finance North America LLC, 1.65%, 4/10/15	10/12/12	1,820

Daimler Finance North America LLC, 1.30%, 7/31/15	1/3/14	3,501

Daimler Finance North America LLC, 1.25%, 1/11/16	1/7/13	1,248

Daimler Finance North America LLC, 1.10%, 8/1/18	7/24/13	5,000

Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 1.06%, 3/20/19	8/7/13	2,581

GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 0.73%, 1/25/16	7/24/13	1,275

Glencore Funding LLC, 1.70%, 5/27/16	5/22/13	5,998

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15	9/18/12	$2,996

Harley-Davidson Funding Corp., 5.75%, 12/15/14	1/26/12	3,030

Heineken N.V., 0.80%, 10/1/15	10/2/12-11/5/12	4,999

HSBC Bank PLC, 3.50%, 6/28/15	9/6/12	1,585

HSBC Bank PLC, 0.87%, 5/15/18	8/22/13	3,000

Hyundai Auto Lease Securitization Trust, Series 2013-B, Class A2, 0.75%, 3/15/16	8/7/13	5,071

Hyundai Capital America, 1.88%, 8/9/16	8/6/13	4,997

ING Bank N.V., 1.18%, 3/7/16	2/28/13	11,000

Macquarie Bank Ltd., 2.00%, 8/15/16	8/7/13-9/11/13	6,491

Master Credit Card Trust II, Series 2013-3A, Class A, 0.58%, 1/22/18	7/25/13	3,000

New York Life Global Funding, 0.75%, 7/24/15	10/12/12-3/7/13	9,335

Nissan Motor Acceptance Corp., 1.00%, 3/15/16	3/11/13	998

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	2,000

SABMiller Holdings, Inc., 2.45%, 1/15/17	7/10/14	2,682

Sinopec Capital 2013 Ltd., 1.25%, 4/24/16	5/14/13	2,800

Tesco PLC, 2.00%, 12/5/14	11/28/11	3,996

Westpac Banking Corp., 1.03%, 7/17/15	7/10/12	2,000

Xstrata Finance Canada Ltd., 2.85%, 11/10/14	11/3/11	1,998

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $28,527,000 with net purchases of approximately $13,291,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	3.2%
U.S. Agency	1.3
AAA	9.7
AA	20.6
A	41.8
BBB	20.3
A1 (Short Term)	0.7
Cash Equivalents	2.4

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$152,525	(1)	$–	$152,525
Corporate Bonds	–	843,719	(1)	–	843,719
Covered Bonds	–	2,004	(1)	–	2,004
Foreign Issuer Bonds	–	575,187	(1)	–	575,187
U.S. Government Agencies	–	22,206	(1)	–	22,206
U.S. Government Obligations	–	54,384	(1)	–	54,384
Municipal Bonds	–	30,308	(1)	–	30,308
Investment Companies	41,818	–		–	41,818
Total Investments	$41,818	$1,680,333		$–	$1,722,151

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 24.0% (1)

Fannie Mae – 3.7%
2.63%, 9/6/24	$750	$738

Pool #555649, 7.50%, 10/1/32	80	91

Pool #893082, 2.44%, 9/1/36	275	296
		1,125

Freddie Mac – 3.5%

Pool #1J0365, 2.42%, 4/1/37	381	410

Pool #1J2840, 2.52%, 9/1/37	575	618

Pool #410092, 2.29%, 11/1/24	37	37
		1,065

Government National Mortgage Association – 15.7%

Series 2011-49, Class A, 2.45%, 7/16/38	310	313

Series 2012-123, Class A, 1.04%, 7/16/46	495	454

Series 2013-12, Class KA, 1.50%, 12/16/43	316	307

Series 2013-142, Class AD, 2.25%, 12/16/47	486	477

Series 2013-146, Class AK, 2.50%, 9/16/44	418	417

Series 2013-156, Class AG, 2.16%, 10/16/41	417	415

Series 2013-17, Class AF, 1.21%, 11/16/43	460	450

Series 2013-176, Class AD, 2.50%, 3/16/42	358	358

Series 2013-40, Class AB, 1.30%, 6/16/35	392	389

Series 2013-45, Class A, 1.45%, 10/16/40	449	442

Series 2013-92, Class AB, 2.00%, 2/16/43	764	757
		4,779

Government National Mortgage Association I – 0.0%

Pool #268360, 10.00%, 4/15/19	7	7

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 24.0% (1) – continued

Government National Mortgage Association I – 0.0% – continued

Pool #270288, 10.00%, 6/15/19	$13	$13
		20

Government National Mortgage Association II – 1.1%

Pool #82581, 4.00%, 7/20/40	328	345
Total U.S. Government Agencies
(Cost $7,359)		7,334

U.S. GOVERNMENT OBLIGATIONS – 60.5%

U.S. Treasury Notes – 60.5%
1.25%, 10/31/15	935	946
0.63%, 2/15/17	1,055	1,051
0.63%, 8/31/17	3,450	3,404
1.00%, 9/15/17	2,080	2,077
1.38%, 6/30/18	670	668
1.50%, 2/28/19	2,945	2,924
1.00%, 9/30/19	460	442
1.75%, 9/30/19	1,519	1,517
2.00%, 2/28/21	3,030	3,004
2.13%, 9/30/21	1,670	1,660
2.38%, 8/15/24	755	746
		18,439
Total U.S. Government Obligations
(Cost $18,486)		18,439

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.2%

Northern Institutional Funds - U.S. Government Portfolio, 0.01% (2)(3)	353,456	$353
Total Investment Companies
(Cost $353)		353

See Notes to the Financial Statements.

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS –13.1%

U.S. Treasury Bill, 0.11%, 3/5/15	$3,000	$2,999
0.12%, 4/2/15 (4)	1,000	999
Total Short-Term Investments
(Cost $3,998)		3,998

Total Investments – 98.8%
(Cost $30,196)		30,124

Other Assets less Liabilities – 1.2%		373
NET ASSETS – 100.0%		$30,497

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $158,000 with net purchases of approximately $195,000 during the six months ended September 30, 2014.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
2-Year U.S. Treasury Note	16	$3,502	Long	12/14	$(1)
5-Year U.S. Treasury Note	3	355	Long	12/14	(1)

Total					$(2)

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	91.5%
U.S. Agency	7.3
Cash Equivalents	1.2

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–		$7,334	(1)	$–	$7,334
U.S. Government Obligations	–		18,439	(1)	–	18,439
Investment Companies	353		–		–	353
Short-Term Investments	–		3,998		–	3,998
Total Investments	$353		$29,771		$–	$30,124

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(2)	$–		$–		$(2)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME FUNDS

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corporation	LOC	Line of Credit
AMT	Alternative Minimum Tax	NATL-RE	National Public Finance Guarantee Corporation
BANS	Bond Anticipation Notes	PCR	Pollution Control Revenue
COPS	Certificates of Participation	PSF	Permanent School Fund
EDA	Economic Development Authority	Q-SBLF	Qualified School Board Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	SCSDE	South Carolina State Department of Education
GANS	Grant Anticipation Notes	SFM	Single Family Mortgage
G.O.	General Obligation	TRB	Tax Revenue Bonds
GTD	Guaranteed	VRDB	Variable Rate Demand Bonds

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2014 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2014, the Short Bond Fund and Short-Intermediate U.S. Government Fund had both entered into exchange-traded long and short futures contracts; and the U.S. Government Fund had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $3,298,000, $3,998,000 and $999,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rates on the NYSE at generally 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2014.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2014, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On February 14, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which the Funds have agreed to pledge cash and/or securities as collateral to certain counterparties to secure the repayment of the Funds’ obligations to those counterparties under the MSFTA. No collateral has been pledged for the Funds as of September 30, 2014.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. Prior to October 1, 2013, the Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds charged a 1 percent redemption fee on the redemption of shares (including by exchange) held for 90 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2014, were approximately $53,000 for the High Yield Fixed Income Fund. Redemption fees for the fiscal year ended March 31, 2014,

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

were approximately $244,000, $43,000, and $4,000 for the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds, respectively. This amount is included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Short Bond	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, and paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Core Bond	$113	$(113)	$ —
Fixed Income	2,360	(2,374)	14
Short Bond	213	(189)	(24)
Short-Intermediate U.S. Government	$293	$(293)	$ —
U.S. Government	37	(37)	—

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2013 through the fiscal year ended March 31, 2014, the following Funds incurred net capital losses and/or net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year (in thousands):

Core Bond	$30
Fixed Income	2,515
Short-Intermediate U.S. Government	28
U.S. Government	71

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012 and for the predecessor funds of the Core Bond Fund and the Short Bond Fund, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

At March 31, 2014, the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows (in thousands):

Fund	MARCH 31, 2015	MARCH 31, 2016
Short Bond	$308	$932

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Core Bond	$626	$ —
Fixed Income	20,004	—
Short Bond	321	—
Short-Intermediate U.S. Government	3,009	420
U.S. Government	1,008	92

At March 31, 2014, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Core Bond	$ —	$48	$ —	$1,107
Fixed Income	—	68	—	31,985
High Yield Fixed Income	—	13,607	39,398	188,566
Short Bond	—	—	—	98
Short-Intermediate U.S. Government	—	27	—	(922)
Tax-Advantaged Ultra-Short Fixed Income	39	389	125	8,229
Ultra-Short Fixed Income	—	399	176	5,039
U.S. Government	—	99	—	(173)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$2,109	$107
Fixed Income	—	52,794	8,113
High Yield Fixed Income	—	350,869	97,882
Short Bond	—	5,157	—
Short-Intermediate U.S. Government	—	1,064	—
Tax-Advantaged Ultra-Short Fixed Income	6,841	7,715	542
Ultra-Short Fixed Income	—	9,584	470
U.S. Government	—	304	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year and period ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$2,184	$749
Fixed Income	—	79,197	7,036
High Yield Fixed Income	—	405,683	—
Short Bond	—	798	—
Short-Intermediate U.S. Government	—	8,408	898
Tax-Advantaged Ultra-Short Fixed Income	6,803	5,708	—
Ultra-Short Fixed Income	—	6,667	766
U.S. Government	—	2,073	31

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2014, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2011 through March 31, 2013, or November 30, 2011 through November 30, 2012, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

At September 30, 2014, the Funds did not have any outstanding loans.

When utilized, the average dollar amount of the High Yield Fixed Income Fund’s borrowings were $98,400,000, and the weighted average interest rates on these borrowings were 1.16 percent for the six months ended September 30, 2014. No other Funds incurred any interest expenses during the six months ended September 30, 2014.

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of each Fund have approved a new management agreement, effective June 30, 2014, between the Fund and NTI (the “Management Agreement”), to provide the Fund with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the first table below (expressed as a percentage of each Fund’s respective average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the second table below (expressed as a percentage of each Fund’s respective average daily net assets.) Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.15% of the average daily net assets of each Fund.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

As of September 30, 2014, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Core Bond	0.38%	0.369%	0.358%	0.40%
Fixed Income	0.43%	0.417%	0.404%	0.45%
High Yield Fixed Income	0.79%	0.766%	0.743%	0.80%
Short Bond	0.38%	0.369%	0.358%	0.40%
Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
U.S. Government	0.38%	0.369%	0.358%	0.40%

Prior to June 30, 2014, the annual advisory fees for the Funds were based on the following annual rates as set forth in the table below. There was no change to the contractual expense limitations described above.

	CONTRACTUAL ANNUAL ADVISORY FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Core Bond	0.40%	0.38%	0.36%
Fixed Income	0.40%	0.38%	0.36%
High Yield Fixed Income	0.70%	0.66%	0.63%
Short Bond	0.40%	0.38%	0.36%
Short-Intermediate U.S. Government	0.40%	0.38%	0.36%
Tax-Advantaged Ultra-Short Fixed Income	0.15%	0.141%	0.135%
Ultra-Short Fixed Income	0.15%	0.141%	0.135%
U.S. Government	0.70%	0.66%	0.63%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2015. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets, accrued daily and payable monthly. The transfer agent fees are reflected in the Funds’ Statements of Operations.

NTI has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Diversified Assets Portfolio, the U.S. Government Portfolio or the Tax Exempt Portfolio (the “Portfolios”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the SEC. The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio; the Short-Intermediate U.S. Government and U.S. Government Funds currently invest uninvested cash in the U.S. Government Portfolio; and the Tax-Advantaged Ultra-Short Fixed Income Fund currently invests uninvested cash in the Tax Exempt Portfolio. Accordingly, each

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Fund bears indirectly a proportionate share of the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the aggregate annual rate of management, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio, U.S. Government Portfolio or the Tax Exempt Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, NTI will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Management Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Core Bond	$546,556	$50,996	$489,479	$24,936
Fixed Income	3,631,782	185,636	3,495,227	290,298
High Yield Fixed Income	—	2,032,413	—	2,534,997
Short Bond	383,725	121,881	385,731	66,640
Short-Intermediate U.S. Government	591,060	—	623,654	—
Tax-Advantaged Ultra-Short Fixed Income	179,683	636,287	9,989	465,692
Ultra-Short Fixed Income	$142,348	$458,948	$146,889	$437,076
U.S. Government	80,738	—	88,145	—

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2014, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Core Bond	$2,048	$(612)	$1,436	$195,940
Fixed Income	37,369	(8,272)	29,097	1,581,592
High Yield Fixed Income	80,156	(68,376)	11,780	5,130,410
Short Bond	1,020	(3,021)	(2,001)	510,599
Short-Intermediate U.S. Government	134	(907)	(773)	195,100
Tax-Advantaged Ultra-Short Fixed Income	9,021	(710)	8,311	3,119,141
Ultra-Short Fixed Income	5,206	(1,068)	4,138	1,718,013
U.S. Government	63	(185)	(122)	30,246

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	7,824	$81,185	44	$455	(773)	$(8,029)	7,095	$73,611
Fixed Income	12,003	124,327	330	3,423	(11,937)	(123,577)	396	4,173
High Yield Fixed Income	69,387	527,497	2,812	21,461	(129,482)	(982,745)	(57,283)	(433,787)

FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Short Bond	9,141	$ 174,775	55	$1,052	(5,363)	$(102,574)	3,833	$ 73,253
Short-Intermediate U.S. Government	1,032	10,119	22	217	(3,440)	(33,711)	(2,386)	(23,375)
Tax-Advantaged Ultra-Short Fixed Income	107,791	1,095,364	109	1,104	(78,411)	(796,812)	29,489	299,656
Ultra-Short Fixed Income	57,992	593,418	216	2,213	(57,076)	(584,051)	1,132	11,580
U.S. Government	202	1,942	6	54	(609)	(5,831)	(401)	(3,835)

Transactions in capital shares for the fiscal year ended March 31, 2014 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	6,490	$66,972	146	$1,496	(3,854)	$(39,635)	2,782	$28,833
Fixed Income	31,041	317,664	1,442	14,662	(53,577)	(547,139)	(21,094)	(214,813)
High Yield Fixed Income	188,641	1,429,036	17,466	131,215	(223,433)	(1,694,016)	(17,326)	(133,765)
Short Bond	18,920	361,790	112	2,144	(12,019)	(229,621)	7,013	134,313
Short-Intermediate U.S. Government	4,657	45,708	39	388	(9,349)	(91,918)	(4,653)	(45,822)
Tax-Advantaged Ultra-Short Fixed Income	198,406	2,014,220	289	2,938	(141,158)	(1,432,890)	57,537	584,268
Ultra-Short Fixed Income	123,978	1,266,443	359	3,672	(65,725)	(671,414)	58,612	598,701
U.S. Government	221	2,134	12	112	(1,700)	(16,361)	(1,467)	(14,115)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets and Liabilities as of September 30, 2014:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
Short Bond	Interest rate contracts	Net Assets — Unrealized appreciation	$113	*	Net unrealized depreciation	$(8)*
Short-Intermediate U.S. Government	Interest rate contracts	Net Assets — Unrealized appreciation	17	*	Net unrealized depreciation	(10)*
U.S. Government	Interest rate contracts	Net Assets — Unrealized appreciation	—		Net unrealized depreciation	(2)*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported in the Statements of Assets and Liabilities.

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2014 (UNAUDITED)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2014:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$105
Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	(769)
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	(329)
Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(237)
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(15)

Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$17
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	38
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(139)
Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(8)
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2)

Volume of derivative activity for the six months ended September 30, 2014*:

	FUTURES INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Core Bond	8	$1,787
Fixed Income	8	23,265
Short Bond	8	24,842
Short-Intermediate U.S. Government	21	6,791
U.S. Government	15	1,139

*	Activity during the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FIXED INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/14 - 9/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 99), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 103), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.41%	$1,000.00	$1,022.80	$2.08
Hypothetical**	0.41%	$1,000.00	$1,023.01	$2.08

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.45%	$1,000.00	$1,022.40	$2.28
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.80%	$1,000.00	$1,004.80	$4.02
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

SHORT BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.40%	$1,000.00	$1,001.90	$2.01
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.40%	$1,000.00	$1,005.80	$2.01
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2014 (UNAUDITED)

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.25%	$1,000.00	$1,002.70	$1.26
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27
ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.25%	$1,000.00	$1,003.70	$1.26
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.43%	$1,000.00	$1,010.50	$2.17
Hypothetical**	0.43%	$1,000.00	$1,022.91	$2.18

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND

72	U.S. TREASURY INDEX FUND

75	ABBREVIATIONS AND OTHER INFORMATION

76	NOTES TO THE FINANCIAL STATEMENTS

84	FUND EXPENSES

88	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND		U.S. TREASURY INDEX FUND
ASSETS:
Investments, at cost	$2,256,416	(1)	$87,569	(2)
Investments, at value	$2,327,076	(3)	$88,367	(4)
Interest income receivable	12,819		343
Dividend income receivable	1		–
Receivable for securities sold	4,703		1,625
Receivable for fund shares sold	1,633		699
Receivable from affiliated administrator	8		2
Prepaid and other assets	17		9
Total Assets	2,346,257		91,045
LIABILITIES:
Payable for securities purchased	19,157		248
Payable for when-issued securities	72,198		–
Payable for variation margin on futures contracts	–		1
Payable for fund shares redeemed	1,770		–
Distributions payable to shareholders	990		28
Payable to affiliates:
Management fees (Note 5)	48		3
Custody and accounting fees	7		2
Shareholder servicing fees	9		–
Transfer agent fees	6		–
Trustee fees	15		6
Accrued other liabilities	40		16
Total Liabilities	94,240		304
Net Assets	$2,252,017		$90,741
ANALYSIS OF NET ASSETS:
Capital stock	$2,180,811		$89,766
Accumulated undistributed net investment loss	(1,854)		(12)
Accumulated undistributed net realized gain	2,400		198
Net unrealized appreciation	70,660		789
Net Assets	$2,252,017		$90,741
Shares Outstanding ($.0001 par value, unlimited authorization)	211,865		4,194
Net Asset Value, Redemption and Offering Price Per Share	$10.63		$21.63

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $89,523.
(2)	Amounts include cost from the U.S. Government Portfolio of the Northern Institutional Funds of $516.
(3)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $89,523.
(4)	Amounts include value from the U.S. Government Portfolio of the Northern Institutional Funds of $516.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2014	(UNAUDITED)

Amounts in thousands	BOND INDEX FUND		U.S. TREASURY INDEX FUND
INVESTMENT INCOME:
Interest income	$30,164		$830
Dividend income	4	(1)	–	(2)
Total Investment Income	30,168		830
EXPENSES:
Management fees (Note 5)	741		37
Investment advisory fees (Note 5)	831		85
Administration fees (Note 5)	831		42
Custody fees	127		12
Accounting fees	60		8
Transfer agent fees	640		33
Blue sky fees	21		10
SEC fees	6		2
Printing fees	18		7
Professional fees	28		17
Shareholder servicing fees	59		–
Trustee fees	26		9
Other	15		5
Total Expenses	3,403		267
Less expenses reimbursed by investment adviser	(1,714)		(177)
Net Expenses	1,689		90
Net Investment Income	28,479		740
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	6,630		325
Futures contracts	–		17
Net change in unrealized appreciation (depreciation) on:
Investments	14,384		726
Futures contracts	–		15
Net Gains	21,014		1,083
Net Increase in Net Assets Resulting from Operations	$49,493		$1,823

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $4.
(2)	Amounts include dividend income from the U.S. Government Portfolio of the Northern Institutional Funds which rounds to less than $1.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND INDEX FUND		U.S. TREASURY INDEX FUND
Amounts in thousands	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2014
OPERATIONS:
Net investment income	$28,479	$59,093	$740	$1,509
Net realized gains	6,630	5,668	342	230
Net change in unrealized appreciation (depreciation)	14,384	(79,503)	741	(3,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,493	(14,742)	1,823	(1,923)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from share transactions	(15,691)	(305,747)	(24,595)	(13,168)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(15,691)	(305,747)	(24,595)	(13,168)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,327)	(65,201)	(749)	(1,509)
From net realized gains	–	(1,946)	–	(1,298)
Total Distributions to Shareholders	(30,327)	(67,147)	(749)	(2,807)
Total Increase (Decrease) in Net Assets	3,475	(387,636)	(23,521)	(17,898)
NET ASSETS:
Beginning of period	2,248,542	2,636,178	114,262	132,160
End of period	$2,252,017	$2,248,542	$90,741	$114,262
Accumulated Undistributed Net Investment Loss	$(1,854)	$(6)	$(12)	$(3)

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011		FISCAL YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.54		$10.87		$10.86		$10.46		$10.39		$10.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.25		0.27		0.31		0.34		0.36
Net realized and unrealized gains (losses)	0.10		(0.29)		0.12		0.48		0.15		0.28
Total from Investment Operations	0.23		(0.04)		0.39		0.79		0.49		0.64
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.28)		(0.29)		(0.32)		(0.35)		(0.37)
From net realized gains	–		(0.01)		(0.09)		(0.07)		(0.07)		(0.02)
Total Distributions Paid	(0.14)		(0.29)		(0.38)		(0.39)		(0.42)		(0.39)
Net Asset Value, End of Period	$10.63		$10.54		$10.87		$10.86		$10.46		$10.39
Total Return(1)	2.23%		(0.31)%		3.62%		7.65%		4.73%		6.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,252,017		$2,248,542		$2,636,178		$2,490,348		$1,960,060		$1,822,915
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.15	%(3)	0.15	%(3)	0.14	%(3)	0.21	%(3)	0.23	%(3)	0.25%
Expenses, before reimbursements and credits	0.30%		0.44%		0.44%		0.44%		0.44%		0.43%
Net investment income, net of reimbursements and credits	2.53	%(3)	2.43	%(3)	2.45	%(3)	2.86	%(3)	3.14	%(3)	3.50%
Net investment income, before reimbursements and credits	2.38%		2.14%		2.15%		2.63%		2.93%		3.32%
Portfolio Turnover Rate	33.75%		88.79%		100.20%		129.27%		121.58%		123.18%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, $101,000, $296,000, $169,000 and $479,000, which represents less than 0.005, 0.005, 0.01, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2014		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010(1)	FISCAL YEAR ENDED NOV. 30, 2009(1)
Net Asset Value, Beginning of Period	$21.43	$22.25		$23.29		$23.38		$22.84		$22.92	$23.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.26		0.09		0.33		0.49		0.59	0.72
Net realized and unrealized gains (losses)	0.20	(0.59)		(0.24)		0.39		0.95		0.44	(0.18)
Total from Investment Operations	0.34	(0.33)		(0.15)		0.72		1.44		1.03	0.54
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.26)		(0.09)		(0.34)		(0.49)		(0.59)	(0.76)
From net realized gains	–	(0.23)		(0.80)		(0.47)		(0.41)		(0.52)	(0.01)
Total Distributions Paid	(0.14)	(0.49)		(0.89)		(0.81)		(0.90)		(1.11)	(0.77)
Net Asset Value, End of Period	$21.63	$21.43		$22.25		$23.29		$23.38		$22.84	$22.92
Total Return(2)	1.65%	(1.44)%		(0.70)%		3.17%		6.60%		4.74%	2.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$90,741	$114,262		$132,160		$139,579		$136,803		$141,733	$135,324
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.15	%(4)	0.15	%(4)	0.26	%(4)	0.26	%(4)	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.47%	0.68%		0.68%		0.52%		0.48%		0.48%	0.47%
Net investment income, net of waivers, reimbursements and credits	1.30%	1.20	%(4)	1.20	%(4)	1.43	%(4)	2.17	%(4)	2.60%	3.13%
Net investment income, before waivers, reimbursements and credits	0.99%	0.67%		0.67%		1.17%		1.95%		2.38%	2.92%
Portfolio Turnover Rate	20.98%	69.65%		21.88%		74.49%		64.52%		47.05%	44.72%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately less than $1,000, $1,000, $1,000 and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2014, four months ended March 31, 2013 and fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1%

Auto Floor Plan – 0.0%

Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	$300	$299

Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, 8/15/19	100	100
		399

Automobile – 0.3%

Ally Auto Receivables Trust, Series 2013-2, Class A3, 0.79%, 1/15/18	100	100

Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.24%, 11/15/18	50	50

Ally Auto Receivables Trust, Series 2014-2, Class A3, 1.25%, 4/15/19	250	250

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.19%, 5/8/18	25	25

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79%, 3/8/19	25	25

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D, 2.42%, 5/8/19	25	25

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15%, 6/10/19	100	100

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92%, 11/8/19	100	100

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	100	100

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D, 3.13%, 10/8/20	50	50

Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.31%, 12/20/17	200	201

Capital Auto Receivables Asset Trust, Series 2013-4, Class B, 2.06%, 10/22/18	50	50

Capital Auto Receivables Asset Trust, Series 2013-4, Class C, 2.67%, 2/20/19	50	50

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Automobile – 0.3% – continued

Capital Auto Receivables Asset Trust, Series 2013-4, Class D, 3.22%, 5/20/19	$50	$50

CarMax Auto Owner Trust, Series 2013-3, Class A4, 1.49%, 1/15/19	200	201

CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.79%, 10/15/18	100	100

CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 6/17/19	200	199

Fifth Third Auto Trust, Series 2013-1, Class A4, 1.30%, 2/18/20	200	202

Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68%, 4/16/18	200	200

Fifth Third Auto Trust, Series 2014-2, Class A3, 0.89%, 11/15/18	200	200

Ford Credit Auto Owner Trust, Series 2013-B, Class A4, 0.76%, 8/15/18	100	100

Ford Credit Auto Owner Trust, Series 2013-B, Class B, 1.11%, 10/15/18	100	100

Honda Auto Receivables Owner Trust, Series 2014-1, Class A3, 0.67%, 11/21/17	200	199

Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88%, 6/15/18	500	500

Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31%, 10/15/20	200	198

Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01%, 2/15/19	75	75

Hyundai Auto Receivables Trust, Series 2013-B, Class C, 1.71%, 2/15/19	65	65

Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	100	100

Nissan Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.75%, 7/15/19	100	100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Automobile – 0.3% – continued

Nissan Auto Receivables Owner Trust, Series 2013-B, Class A3, 0.84%, 11/15/17	$200	$201

Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4, 1.31%, 10/15/19	100	100

Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4, 1.30%, 6/15/20	200	199

Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	100	100

Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	100	100

Santander Drive Auto Receivables Trust, Series 2014-2, Class D, 2.76%, 2/18/20	75	75

Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.45%, 5/15/19	150	149

Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	100	99

Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.65%, 8/17/20	50	50

Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08%, 9/17/18	100	100

Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82%, 5/15/19	100	100

Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60%, 11/16/20	50	50

Santander Drive Auto Receivables Trust, Series 2014-4, Class D, 3.10%, 11/16/20	50	50

World Omni Auto Receivables Trust, Series 2014-A, Class A3, 0.94%, 4/15/19	200	199

World Omni Auto Receivables Trust, Series 2014-A, Class A4, 1.53%, 6/15/20	100	99
		5,386

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5%

Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.92%, 5/10/45	$200	$211

Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.68%, 7/10/46	400	431

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	250	266

Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	435	466

Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.43%, 2/10/51	500	558

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/41	631	670

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4, 5.20%, 12/11/38	500	536

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.54%, 10/12/41	240	257

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	500	549

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.70%, 6/11/50	250	275

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.47%, 1/12/45	500	541

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	1,050	1,156

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.84%, 9/11/42	250	276

CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	447	472

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5% – continued

CD Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	$465	$511

CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	200	206

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.97%, 3/15/49	561	593

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	1,000	1,072

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	400	398

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.99%, 4/10/46	100	100

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.37%, 9/10/46	100	108

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS, 4.65%, 9/10/46	100	108

COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48	226	241

Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.24%, 12/10/49	122	132

Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, 10/15/45	175	171

Commercial Mortgage Trust, Series 2006-C8, Class A4, 5.31%, 12/10/46	400	426

Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.74%, 12/10/49	400	438

Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	400	431

Commercial Mortgage Trust, Series 2012-CR2, Class A4, 3.15%, 8/15/45	100	100

Commercial Mortgage Trust, Series 2012-CR4, Class A3, 2.85%, 10/15/45	150	147

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5% – continued

Commercial Mortgage Trust, Series 2012-CR5, Class A4, 2.77%, 12/10/45	$100	$97

Commercial Mortgage Trust, Series 2012-LC4, Class A4, 3.29%, 12/10/44	100	102

Commercial Mortgage Trust, Series 2013-CR10, Class A4, 4.21%, 8/10/46	100	107

Commercial Mortgage Trust, Series 2013-CR9, Class A4, 4.38%, 7/10/45	200	215

Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, 1/10/46	150	147

Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.83%, 7/15/47	500	515

Commercial Mortgage Trust, Series 2014-CR19, Class A5, 3.80%, 8/10/47	300	306

Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.84%, 9/10/47	300	309

Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.47%, 9/15/39	433	461

DB-UBS Mortgage Trust, Series 2011-LC3A, Class A2, 3.64%, 8/10/44	175	182

GE Capital Commercial Mortgage Trust Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	300	322

GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	175	170

GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 2/10/46	100	98

GS Mortgage Securities Trust, 3.93%, 9/10/47	300	311

GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45	476	520

GS Mortgage Securities Trust, Series 2011-GC5, Class A2, 3.00%, 8/10/44	125	129

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5% – continued

GS Mortgage Securities Trust, Series 2011-GC5, Class A4, 3.71%, 8/10/44	$150	$157

GS Mortgage Securities Trust, Series 2012-GC6, Class A3, 3.48%, 1/10/45	200	205

GS Mortgage Securities Trust, Series 2013-GC13, Class A5, 4.17%, 7/10/46	200	213

GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46	150	160

GS Mortgage Securities Trust, Series 2013-GCJ12, Class A4, 3.14%, 6/10/46	100	99

GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.07%, 1/10/47	500	525

GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 4.00%, 4/10/47	100	105

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4, 6.06%, 4/15/45	400	424

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.34%, 5/15/47	493	529

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	483	521

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.89%, 2/12/49	700	761

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.98%, 6/15/49	378	409

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4, 5.88%, 2/15/51	215	234

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/46	200	215

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.51%, 5/15/45	$200	$206

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 6/15/45	125	129

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47	150	149

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/47	50	49

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4, 3.99%, 1/15/46	100	105

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 4.00%, 4/15/47	200	209

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 7/15/47	500	515

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/47	500	513

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM, 5.71%, 3/15/39	185	196

LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	409	443

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41	500	559

Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.03%, 6/12/50	650	713

ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	150	163

ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.08%, 8/12/49	500	548

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	$200	$195

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.36%, 8/15/46	300	320

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	175	171

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.10%, 5/15/46	200	197

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.92%, 2/15/47	200	205

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 2/15/47	100	104

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.06%, 2/15/47	200	210

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.74%, 8/15/47	400	409

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2, 3.19%, 10/15/47	500	515

Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.11%, 6/11/49	292	321

Morgan Stanley Capital I Trust, Series 2007-T25, Class A3, 5.51%, 11/12/49	296	319

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.83%, 6/11/42	400	439

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.45%, 1/11/43	230	259

Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.33%, 11/12/41	89	95

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	482	516

Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.98%, 8/12/41	500	533

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5% – continued

Morgan Stanley Capital I Trust, Series 2011-C3, Class A2, 3.22%, 7/15/49	$372	$385

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	150	151

UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45	175	178

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 8/10/49	125	124

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	100	97

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	100	99

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46	100	100

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	150	155

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.47%, 1/15/45	500	526

Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM, 5.61%, 3/15/45	125	132

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	467	500

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	197	210

Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4, 5.51%, 4/15/47	250	267

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.93%, 6/15/49	200	216

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	150	148

WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	100	98

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Commercial Mortgage-Backed Securities – 1.5% – continued

WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	$175	$180

WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, 3/15/48	100	100

WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS, 3.56%, 3/15/48	50	50

WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.34%, 6/15/46	150	151

WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2, 3.22%, 9/15/46	100	104

WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.42%, 9/15/46	250	270

WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.75%, 9/15/57	500	512

WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.05%, 3/15/47	100	105
		34,557

Credit Card – 0.3%

American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	220	219

BA Credit Card Trust, Series 2007-A1, Class A1, 5.17%, 6/15/19	185	202

Capital One Multi-Asset Execution Trust, Series 2013-A1, Class A1, 0.63%, 11/15/18	100	100

Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	150	150

Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 8/16/21	250	242

Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	150	142

Chase Issuance Trust, Series 2013-A1, Class A1, 1.30%, 2/18/20	100	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Credit Card – 0.3% – continued

Chase Issuance Trust, Series 2014-A1, Class A1, 1.15%, 1/15/19	$300	$300

Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 3/15/18	200	213

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 6/15/39	100	127

Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.11%, 7/23/18	300	301

Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	250	252

Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	300	305

Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.23%, 4/24/19	200	199

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68%, 6/7/23	150	150

Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	250	249

Discover Card Execution Note Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	300	335

Discover Card Execution Note Trust, Series 2012-A6, Class A6, 1.67%, 1/18/22	350	341

Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	300	300

Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	235	234

Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12%, 12/15/21	500	498

Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	150	148

Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	100	97

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.1% – continued

Credit Card – 0.3% – continued

Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	$200	$196

World Financial Network Credit Card Master Trust, Series 2013-B, Class A, 0.91%, 3/16/20	200	200
		5,599

Utilities – 0.0%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3, 2.84%, 3/1/26	100	99

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2, 3.46%, 8/15/19	200	209

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3, 4.24%, 8/15/23	100	108

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3, 4.38%, 11/1/23	100	109
		525
Total Asset-Backed Securities
(Cost $45,250)		46,466

CORPORATE BONDS – 19.1%

Advertising & Marketing – 0.1%

Interpublic Group of (The) Cos., Inc., 2.25%, 11/15/17	135	136

Omnicom Group, Inc., 6.25%, 7/15/19	300	350
3.63%, 5/1/22	496	503
		989

Aerospace & Defense – 0.4%

Boeing (The) Co., 3.75%, 11/20/16	400	424
0.95%, 5/15/18	200	195
6.13%, 2/15/33	135	173
6.63%, 2/15/38	100	137
5.88%, 2/15/40	75	95

Boeing Capital Corp., 2.13%, 8/15/16	275	282

General Dynamics Corp., 2.25%, 7/15/16	150	154
1.00%, 11/15/17	100	99
3.88%, 7/15/21	250	267

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Aerospace & Defense – 0.4% – continued
3.60%, 11/15/42	$155	$140

L-3 Communications Corp., 3.95%, 11/15/16	150	158
5.20%, 10/15/19	250	276
4.95%, 2/15/21	40	43

Lockheed Martin Corp., 7.65%, 5/1/16	100	111
2.13%, 9/15/16	65	66
4.25%, 11/15/19	500	545
4.07%, 12/15/42	418	397

Northrop Grumman Corp., 1.75%, 6/1/18	125	124
5.05%, 8/1/19	170	189
5.05%, 11/15/40	250	271
4.75%, 6/1/43	250	257

Precision Castparts Corp., 1.25%, 1/15/18	210	207
3.90%, 1/15/43	100	96

Raytheon Co., 4.40%, 2/15/20	510	559
2.50%, 12/15/22	150	144
4.70%, 12/15/41	100	107

Textron, Inc., 5.60%, 12/1/17	125	139

United Technologies Corp., 1.80%, 6/1/17	500	507
5.38%, 12/15/17	390	437
4.50%, 4/15/20	450	497
7.50%, 9/15/29	100	142
6.05%, 6/1/36	100	126
6.13%, 7/15/38	175	222
4.50%, 6/1/42	700	732
		8,318

Airlines – 0.0%

Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	300	352

Southwest Airlines Co. Pass Through Trust, Series 2007-1, 6.15%, 8/1/22	367	422
		774

Apparel & Textile Products – 0.0%

NIKE, Inc., 3.63%, 5/1/43	75	70

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Apparel & Textile Products – 0.0% – continued

VF Corp., 3.50%, 9/1/21	$150	$158
6.00%, 10/15/33	100	121
6.45%, 11/1/37	30	39
		388

Auto Parts Manufacturing – 0.0%

Delphi Corp., 4.15%, 3/15/24	100	102

Johnson Controls, Inc., 2.60%, 12/1/16	75	78
5.00%, 3/30/20	155	171
5.70%, 3/1/41	250	285
4.63%, 7/2/44	65	64
		700

Automobiles Manufacturing – 0.4%

American Honda Finance Corp., 2.13%, 10/10/18	75	75
2.25%, 8/15/19	250	249

Daimler Finance North America LLC, 8.50%, 1/18/31	175	264

Ford Motor Co., 7.45%, 7/16/31	350	462
4.75%, 1/15/43	500	500

Ford Motor Credit Co. LLC, 2.50%, 1/15/16	500	509
4.21%, 4/15/16	1,000	1,046
4.25%, 2/3/17	1,000	1,060
3.00%, 6/12/17	640	661
2.88%, 10/1/18	200	204
5.88%, 8/2/21	500	575
4.25%, 9/20/22	300	316

Toyota Motor Credit Corp., 2.80%, 1/11/16	300	309
2.00%, 9/15/16	165	169
2.05%, 1/12/17	750	767
1.75%, 5/22/17	150	152
1.25%, 10/5/17	250	248
1.38%, 1/10/18	500	496
2.00%, 10/24/18	400	401
2.10%, 1/17/19	100	100
2.13%, 7/18/19	100	100
4.50%, 6/17/20	300	331
		8,994

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Banks – 0.7%

American Express Centurion Bank, 0.88%, 11/13/15	$75	$75

Bank of America N.A., 6.00%, 10/15/36	250	301

Bank One Corp., 7.75%, 7/15/25	54	70

BB&T Corp., 5.20%, 12/23/15	600	631
3.95%, 4/29/16	250	263
2.15%, 3/22/17	250	254
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	79
2.05%, 6/19/18	100	100
2.25%, 2/1/19	100	100

Branch Banking & Trust Co., 2.85%, 4/1/21	650	646
3.80%, 10/30/26	250	249

Capital One N.A., 1.50%, 3/22/18	250	246
2.40%, 9/5/19	250	247

Discover Bank, 3.20%, 8/9/21	250	247

Fifth Third Bancorp, 5.45%, 1/15/17	75	82
3.50%, 3/15/22	200	204
4.30%, 1/16/24	220	226
8.25%, 3/1/38	275	404

Fifth Third Bank, 0.90%, 2/26/16	250	250
2.88%, 10/1/21	250	246

HSBC Bank USA N.A., 4.88%, 8/24/20	300	332
7.00%, 1/15/39	350	477

HSBC USA, Inc., 1.63%, 1/16/18	180	179
2.63%, 9/24/18	80	82

JPMorgan Chase Bank N.A., 5.88%, 6/13/16	200	216
6.00%, 10/1/17	650	727

KeyBank N.A., 5.45%, 3/3/16	100	106

KeyCorp, 2.30%, 12/13/18	250	250
5.10%, 3/24/21	25	28

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Banks – 0.7% – continued

Manufacturers & Traders Trust Co., 1.40%, 7/25/17	$250	$250
6.63%, 12/4/17	250	286

MUFG Americas Holdings Corp., 3.50%, 6/18/22	150	153

MUFG Union Bank N.A., 2.63%, 9/26/18	250	254

PNC Bank N.A., 4.88%, 9/21/17	100	109
2.70%, 11/1/22	250	238
2.95%, 1/30/23	250	243
3.80%, 7/25/23	250	257

PNC Financial Services Group (The), Inc., 2.85%, 11/9/22	100	97

PNC Funding Corp., 2.70%, 9/19/16	60	62
6.70%, 6/10/19	600	714
4.38%, 8/11/20	500	545
3.30%, 3/8/22	150	151

Santander Holdings USA, Inc., 4.63%, 4/19/16	30	32

SunTrust Bank, 7.25%, 3/15/18	125	144
2.75%, 5/1/23	350	334

SunTrust Banks, Inc., 3.60%, 4/15/16	100	104
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	201

US Bancorp, 2.20%, 11/15/16	75	77
1.95%, 11/15/18	200	200
4.13%, 5/24/21	200	216
3.00%, 3/15/22	115	115
2.95%, 7/15/22	200	194

US Bank N.A., 1.38%, 9/11/17	350	350

Wachovia Corp., 5.63%, 10/15/16	550	599
5.75%, 6/15/17	350	390
5.75%, 2/1/18	600	676

Wells Fargo Bank N.A., 5.85%, 2/1/37	250	307
6.60%, 1/15/38	300	401

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Banks – 0.7% – continued

Wells Fargo Capital X, 5.95%, 12/15/36	$100	$103
		15,194

Biotechnology – 0.2%

Amgen, Inc., 2.30%, 6/15/16	100	102
2.50%, 11/15/16	250	257
1.25%, 5/22/17	70	70
5.85%, 6/1/17	305	340
2.20%, 5/22/19	250	247
4.10%, 6/15/21	165	176
3.88%, 11/15/21	250	263
6.38%, 6/1/37	100	122
6.40%, 2/1/39	100	122
5.75%, 3/15/40	750	858
5.15%, 11/15/41	250	264
5.65%, 6/15/42	100	114
5.38%, 5/15/43	200	218

Celgene Corp., 2.30%, 8/15/18	35	35
2.25%, 5/15/19	165	164
5.25%, 8/15/43	85	92

Gilead Sciences, Inc., 3.05%, 12/1/16	100	104
2.05%, 4/1/19	100	99
4.50%, 4/1/21	200	219
5.65%, 12/1/41	330	387
		4,253

Cable & Satellite – 0.4%

Comcast Corp., 4.95%, 6/15/16	250	267
3.13%, 7/15/22	430	433
3.38%, 2/15/25	65	64
7.05%, 3/15/33	140	188
5.65%, 6/15/35	50	59
6.45%, 3/15/37	520	665
6.95%, 8/15/37	450	603
6.40%, 5/15/38	600	765
6.40%, 3/1/40	175	225
4.65%, 7/15/42	40	41

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75%, 1/15/18	55	55

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Cable & Satellite – 0.4% – continued
4.60%, 2/15/21	$555	$603
4.45%, 4/1/24	1,020	1,062
6.00%, 8/15/40	520	584

Time Warner Cable, Inc., 6.75%, 7/1/18	450	523
8.75%, 2/14/19	300	378
5.00%, 2/1/20	1,690	1,878
6.55%, 5/1/37	200	252
7.30%, 7/1/38	455	619
6.75%, 6/15/39	130	167
		9,431

Chemicals – 0.4%

Air Products & Chemicals, Inc., 2.00%, 8/2/16	145	148
1.20%, 10/15/17	250	249
2.75%, 2/3/23	250	241

Airgas, Inc., 1.65%, 2/15/18	250	247
2.90%, 11/15/22	150	145
3.65%, 7/15/24	70	70

Cabot Corp., 5.00%, 10/1/16	250	267
2.55%, 1/15/18	300	304

CF Industries, Inc., 6.88%, 5/1/18	300	347
3.45%, 6/1/23	110	108
5.15%, 3/15/34	235	248

Dow Chemical (The) Co., 5.70%, 5/15/18	29	33
4.25%, 11/15/20	250	266
4.13%, 11/15/21	200	210
3.00%, 11/15/22	100	96
7.38%, 11/1/29	100	132
4.25%, 10/1/34	150	144
9.40%, 5/15/39	300	476
5.25%, 11/15/41	400	415

E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	400	438
4.63%, 1/15/20	615	678
2.80%, 2/15/23	200	194
6.50%, 1/15/28	100	125

Eastman Chemical Co., 2.40%, 6/1/17	560	571

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Chemicals – 0.4% – continued
4.80%, 9/1/42	$200	$198
4.65%, 10/15/44	100	95

Lubrizol Corp., 6.50%, 10/1/34	50	65

Monsanto Co., 2.75%, 4/15/16	50	52
5.13%, 4/15/18	240	267
2.20%, 7/15/22	65	61
5.50%, 8/15/25	50	59
4.20%, 7/15/34	55	55
5.88%, 4/15/38	256	312

Mosaic (The) Co., 5.45%, 11/15/33	30	33
4.88%, 11/15/41	100	100

PPG Industries, Inc., 1.90%, 1/15/16	50	51
6.65%, 3/15/18	220	254
2.70%, 8/15/22	60	58
7.70%, 3/15/38	200	287

Praxair, Inc., 1.05%, 11/7/17	85	84
1.25%, 11/7/18	150	146
4.50%, 8/15/19	400	440
4.05%, 3/15/21	100	108
2.45%, 2/15/22	250	243
2.20%, 8/15/22	150	142
3.55%, 11/7/42	125	113

Rohm & Haas Co., 6.00%, 9/15/17	72	81

Sherwin-Williams(The)Co., 1.35%, 12/15/17	100	100

Westlake Chemical Corp., 3.60%, 7/15/22	65	65
		9,621

Commercial Finance – 0.7%

Air Lease Corp., 3.38%, 1/15/19	65	66
4.25%, 9/15/24	350	344

GATX Corp., 2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	37

General Electric Capital Corp., 5.00%, 1/8/16	100	105

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Commercial Finance – 0.7% – continued
2.95%, 5/9/16	$200	$207
2.90%, 1/9/17	750	779
2.30%, 4/27/17	250	257
5.63%, 9/15/17	1,175	1,313
1.60%, 11/20/17	135	135
1.63%, 4/2/18	250	250
5.63%, 5/1/18	2,575	2,911
2.10%, 12/11/19	125	124
4.38%, 9/16/20	115	126
4.63%, 1/7/21	1,400	1,543
3.15%, 9/7/22	750	747
3.10%, 1/9/23	500	495
3.45%, 5/15/24	350	351
6.75%, 3/15/32	150	198
6.15%, 8/7/37	150	185
5.88%, 1/14/38	800	965
6.88%, 1/10/39	550	740
6.38%, 11/15/67	250	271

National Rural Utilities Cooperative Finance Corp., 1.90%, 11/1/15	250	254
5.45%, 4/10/17	300	331
2.15%, 2/1/19	165	166
3.05%, 2/15/22	35	35
8.00%, 3/1/32	50	72

Private Export Funding Corp., 1.45%, 8/15/19	2,000	1,952
		14,994

Communications Equipment – 0.2%

Apple, Inc., 0.45%, 5/3/16	360	359
1.00%, 5/3/18	575	561
2.85%, 5/6/21	125	125
2.40%, 5/3/23	500	473
3.85%, 5/4/43	230	213

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	101

Cisco Systems, Inc., 5.50%, 2/22/16	850	905
1.10%, 3/3/17	400	400
3.15%, 3/14/17	100	105
4.45%, 1/15/20	225	247
2.90%, 3/4/21	50	50

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Communications Equipment – 0.2% – continued
5.90%, 2/15/39	$690	$832

Harris Corp., 6.38%, 6/15/19	50	57

Juniper Networks, Inc., 4.60%, 3/15/21	100	107
5.95%, 3/15/41	100	109

Motorola Solutions, Inc., 3.75%, 5/15/22	325	322
3.50%, 3/1/23	100	97
		5,063

Construction Materials Manufacturing – 0.0%

CRH America, Inc., 6.00%, 9/30/16	100	110

Martin Marietta Materials, Inc., 6.60%, 4/15/18	100	114

Owens Corning, 4.20%, 12/15/22	190	193
		417

Consumer Finance – 0.4%

American Express Co., 6.15%, 8/28/17	800	901
7.00%, 3/19/18	300	349
2.65%, 12/2/22	632	609

American Express Credit Corp., 1.30%, 7/29/16	145	146
2.80%, 9/19/16	1,250	1,291
2.38%, 3/24/17	250	256
1.13%, 6/5/17	400	397

Capital One Bank USA N.A., 2.25%, 2/13/19	300	297
2.30%, 6/5/19	300	298

Capital One Financial Corp., 1.00%, 11/6/15	100	100
3.15%, 7/15/16	195	202

Fidelity National Information Services, Inc., 2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	211

Fiserv, Inc., 3.13%, 10/1/15	250	256
3.13%, 6/15/16	170	176
4.63%, 10/1/20	250	270
3.50%, 10/1/22	50	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Consumer Finance – 0.4% – continued

HSBC Finance Corp., 5.50%, 1/19/16	$650	$688
6.68%, 1/15/21	500	586

Total System Services, Inc., 2.38%, 6/1/18	200	199

Western Union (The) Co., 5.93%, 10/1/16	355	387
6.20%, 11/17/36	50	51
6.20%, 6/21/40	70	72
		7,832

Consumer Products – 0.2%

Clorox (The) Co., 5.95%, 10/15/17	25	28
3.05%, 9/15/22	250	246

Colgate-Palmolive Co., 0.90%, 5/1/18	250	244
2.30%, 5/3/22	165	159
1.95%, 2/1/23	250	232

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	48
6.00%, 5/15/37	100	121

Kimberly-Clark Corp., 6.13%, 8/1/17	50	57
6.25%, 7/15/18	150	174
2.40%, 3/1/22	50	49
6.63%, 8/1/37	350	474
3.70%, 6/1/43	100	93

Procter & Gamble (The) Co., 4.85%, 12/15/15	1,208	1,271
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	223
2.30%, 2/6/22	215	210
3.10%, 8/15/23	250	253
5.80%, 8/15/34	100	126
5.55%, 3/5/37	50	61

Unilever Capital Corp., 4.25%, 2/10/21	250	275
5.90%, 11/15/32	125	165
		4,560

Consumer Services – 0.0%

Ecolab, Inc., 3.00%, 12/8/16	175	182

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Consumer Services – 0.0% – continued
1.45%, 12/8/17	$100	$99
4.35%, 12/8/21	250	271
5.50%, 12/8/41	105	120
		672

Containers & Packaging – 0.1%

3M Co., 1.00%, 6/26/17	150	149
5.70%, 3/15/37	350	441

International Paper Co., 7.95%, 6/15/18	325	388
7.50%, 8/15/21	350	435
4.75%, 2/15/22	125	135
3.65%, 6/15/24	250	243
7.30%, 11/15/39	45	58
6.00%, 11/15/41	250	284

Packaging Corp. of America, 4.50%, 11/1/23	100	106
3.65%, 9/15/24	250	245

Rock-Tenn Co., 3.50%, 3/1/20	150	152

Sonoco Products Co., 4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	173

Westvaco Corp., 7.95%, 2/15/31	100	129
		2,964

Department Stores – 0.1%

Kohl’s Corp., 4.00%, 11/1/21	85	88
3.25%, 2/1/23	100	97
4.75%, 12/15/23	250	265
6.00%, 1/15/33	100	110
6.88%, 12/15/37	150	184

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	213	234
3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	143
6.90%, 4/1/29	305	385
6.90%, 1/15/32	250	320
5.13%, 1/15/42	40	42

Nordstrom, Inc., 6.25%, 1/15/18	325	371

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Department Stores – 0.1% – continued
4.00%, 10/15/21	$150	$160
7.00%, 1/15/38	50	67
		2,497

Design, Manufacturing & Distribution – 0.0%

Arrow Electronics, Inc., 3.00%, 3/1/18	85	87

Diversified Banks – 1.6%

Bank of America Corp., 1.50%, 10/9/15	165	166
3.63%, 3/17/16	185	192
6.05%, 5/16/16	600	644
6.50%, 8/1/16	1,000	1,091
5.75%, 8/15/16	100	108
5.63%, 10/14/16	200	217
3.88%, 3/22/17	150	158
6.40%, 8/28/17	200	225
6.00%, 9/1/17	250	279
5.75%, 12/1/17	865	962
2.00%, 1/11/18	1,155	1,150
6.88%, 4/25/18	505	582
5.65%, 5/1/18	450	501
6.88%, 11/15/18	275	321
2.60%, 1/15/19	300	299
2.65%, 4/1/19	350	349
7.63%, 6/1/19	540	652
5.63%, 7/1/20	1,440	1,626
5.00%, 5/13/21	400	439
5.70%, 1/24/22	1,000	1,146
4.10%, 7/24/23	100	102
4.00%, 4/1/24	165	167
6.11%, 1/29/37	150	172
7.75%, 5/14/38	275	372
5.88%, 2/7/42	250	300
5.00%, 1/21/44	100	106
4.88%, 4/1/44	95	99

Citigroup, Inc., 5.30%, 1/7/16	800	844
1.25%, 1/15/16	250	251
1.30%, 4/1/16	150	150
3.95%, 6/15/16	1,000	1,050
4.45%, 1/10/17	250	266
5.50%, 2/15/17	225	244
6.00%, 8/15/17	100	112

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Diversified Banks – 1.6% – continued
6.13%, 11/21/17	$1,075	$1,213
1.75%, 5/1/18	150	148
6.13%, 5/15/18	350	396
2.55%, 4/8/19	65	65
2.50%, 7/29/19	250	248
5.38%, 8/9/20	500	566
4.50%, 1/14/22	735	788
4.05%, 7/30/22	90	91
3.38%, 3/1/23	150	148
3.50%, 5/15/23	190	182
3.88%, 10/25/23	200	203
4.00%, 8/5/24	150	147
6.63%, 6/15/32	100	121
6.00%, 10/31/33	350	392
6.13%, 8/25/36	125	143
8.13%, 7/15/39	1,180	1,749
5.88%, 1/30/42	30	36
5.30%, 5/6/44	50	52

JPMorgan Chase & Co., 5.15%, 10/1/15	1,050	1,095
1.10%, 10/15/15	250	251
3.15%, 7/5/16	935	968
1.35%, 2/15/17	150	150
6.13%, 6/27/17	100	111
2.00%, 8/15/17	125	126
6.00%, 1/15/18	1,610	1,812
1.80%, 1/25/18	1,000	998
1.63%, 5/15/18	200	197
2.35%, 1/28/19	250	249
6.30%, 4/23/19	500	580
4.95%, 3/25/20	375	414
4.40%, 7/22/20	300	323
4.63%, 5/10/21	250	272
4.35%, 8/15/21	615	657
3.25%, 9/23/22	210	207
3.63%, 5/13/24	250	248
3.88%, 9/10/24	250	245
6.40%, 5/15/38	554	697
5.60%, 7/15/41	405	464
5.40%, 1/6/42	100	114
5.63%, 8/16/43	150	166

Wells Fargo & Co., 5.13%, 9/15/16	475	512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS –19.1% – continued

Diversified Banks – 1.6% – continued
2.63%, 12/15/16	$250	$259
2.10%, 5/8/17	250	255
5.63%, 12/11/17	445	498
2.15%, 1/15/19	135	135
3.00%, 1/22/21	100	101
4.60%, 4/1/21	500	548
3.50%, 3/8/22	1,000	1,022
3.45%, 2/13/23	125	123
4.13%, 8/15/23	200	207
5.38%, 2/7/35	425	489
		36,523

Educational Services – 0.1%

Board of Trustees of The Leland Stanford Junior University (The), 4.75%, 5/1/19	200	224

California Institute of Technology, 4.70%, 11/1/11(1)	110	112

George Washington University (The), 3.49%, 9/15/22	50	50

Johns Hopkins University, 4.08%, 7/1/53	100	100

Massachusetts Institute of Technology, 5.60%, 7/1/11(1)	190	244
4.68%, 7/1/14(2)	15	16

Northwestern University, 4.64%, 12/1/44	50	56

Princeton University, 4.95%, 3/1/19	100	113

Trustees of Dartmouth College, 4.75%, 6/1/19	170	189

University of Pennsylvania, 4.67%, 9/1/12(3)	100	101

Vanderbilt University (The), 5.25%, 4/1/19	100	113
		1,318

Electrical Equipment Manufacturing – 0.2%

ABB Finance USA, Inc., 1.63%, 5/8/17	90	91

Amphenol Corp., 3.13%, 9/15/21	100	100

Dover Corp., 4.30%, 3/1/21	60	66

Emerson Electric Co., 5.38%, 10/15/17	100	111

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Electrical Equipment Manufacturing – 0.2% – continued
5.25%, 10/15/18	$325	$365
2.63%, 2/15/23	85	82
6.00%, 8/15/32	25	31
6.13%, 4/15/39	50	64

General Electric Co., 0.85%, 10/9/15	210	211
5.25%, 12/6/17	750	832
2.70%, 10/9/22	1,080	1,051
4.50%, 3/11/44	650	674

Honeywell International, Inc., 5.30%, 3/15/17	200	220
5.30%, 3/1/18	290	325
5.70%, 3/15/37	125	153

Rockwell Automation, Inc., 6.25%, 12/1/37	150	192

Roper Industries, Inc., 1.85%, 11/15/17	160	161
2.05%, 10/1/18	120	119
		4,848

Entertainment Content – 0.4%

CBS Corp., 4.63%, 5/15/18	25	27
2.30%, 8/15/19	200	197
5.75%, 4/15/20	250	286
4.30%, 2/15/21	500	533
3.38%, 3/1/22	100	100

Scripps Networks Interactive, Inc., 2.70%, 12/15/16	100	103

Time Warner Entertainment Co. L.P., 8.38%, 3/15/23	75	100
8.38%, 7/15/33	215	318

Time Warner, Inc., 5.88%, 11/15/16	400	439
2.10%, 6/1/19	75	74
4.88%, 3/15/20	160	176
4.75%, 3/29/21	350	381
3.40%, 6/15/22	50	50
6.50%, 11/15/36	850	1,023
6.20%, 3/15/40	55	65
6.10%, 7/15/40	200	232
5.38%, 10/15/41	500	531

Viacom, Inc., 2.50%, 12/15/16	65	67

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Entertainment Content – 0.4% – continued
6.13%, 10/5/17	$125	$141
2.50%, 9/1/18	45	46
2.20%, 4/1/19	80	80
5.63%, 9/15/19	310	353
6.88%, 4/30/36	600	752
4.50%, 2/27/42	300	283

Walt Disney (The) Co., 1.35%, 8/16/16	150	152
1.13%, 2/15/17	250	250
1.10%, 12/1/17	25	25
5.50%, 3/15/19	400	457
3.75%, 6/1/21	510	544
2.55%, 2/15/22	75	73
3.70%, 12/1/42	130	121
4.13%, 6/1/44	100	100
		8,079

Exploration & Production – 0.5%

Anadarko Petroleum Corp., 6.95%, 6/15/19	500	597
6.20%, 3/15/40	15	18

Apache Corp., 5.63%, 1/15/17	250	274
3.63%, 2/1/21	200	208
6.00%, 1/15/37	620	731
5.10%, 9/1/40	250	265

ConocoPhillips, 6.65%, 7/15/18	100	117
5.75%, 2/1/19	885	1,010
5.90%, 10/15/32	250	316
5.90%, 5/15/38	100	124

Continental Resources, Inc., 5.00%, 9/15/22	200	211

Devon Energy Corp., 2.40%, 7/15/16	80	82
6.30%, 1/15/19	600	694
4.00%, 7/15/21	200	211
3.25%, 5/15/22	235	233
7.95%, 4/15/32	100	141

Devon Financing Corp. LLC, 7.88%, 9/30/31	410	573

EOG Resources, Inc., 5.63%, 6/1/19	215	247
4.10%, 2/1/21	500	540

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Exploration & Production – 0.5% – continued

EQT Corp., 4.88%, 11/15/21	$325	$355

Hess Corp., 7.88%, 10/1/29	620	842
7.13%, 3/15/33	75	100

Kerr-McGee Corp., 7.88%, 9/15/31	140	194

Marathon Oil Corp., 6.00%, 10/1/17	485	546
6.80%, 3/15/32	175	219

Murphy Oil Corp., 4.00%, 6/1/22	100	101
7.05%, 5/1/29	300	362

Noble Energy, Inc., 4.15%, 12/15/21	250	265

Occidental Petroleum Corp., 1.75%, 2/15/17	250	253
1.50%, 2/15/18	50	50
4.10%, 2/1/21	750	809
3.13%, 2/15/22	100	101

Pioneer Natural Resources Co., 6.65%, 3/15/17	150	167
6.88%, 5/1/18	100	115
3.95%, 7/15/22	85	86
7.20%, 1/15/28	100	128

Southwestern Energy Co., 4.10%, 3/15/22	100	103

Tosco Corp., 8.13%, 2/15/30	165	241
		11,629

Financial Services – 1.1%

Bank of New York Mellon (The) Corp., 2.30%, 7/28/16	150	154
5.50%, 12/1/17	100	112
1.30%, 1/25/18	500	494
1.35%, 3/6/18	150	148
2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	85
3.55%, 9/23/21	955	992

Bear Stearns (The) Cos. LLC, 5.30%, 10/30/15	850	892
5.55%, 1/22/17	50	55
6.40%, 10/2/17	150	170
7.25%, 2/1/18	535	622

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Financial Services – 1.1% – continued

BlackRock, Inc., 5.00%, 12/10/19	$130	$147
4.25%, 5/24/21	150	163
3.38%, 6/1/22	250	256

Charles Schwab (The) Corp., 0.85%, 12/4/15	90	90
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	275

CME Group, Inc., 5.30%, 9/15/43	125	143

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	220	227
5.75%, 10/1/16	250	271
5.63%, 1/15/17	300	326
6.25%, 9/1/17	1,300	1,460
5.95%, 1/18/18	1,435	1,607
6.15%, 4/1/18	815	919
2.63%, 1/31/19	180	180
5.38%, 3/15/20	1,295	1,442
5.25%, 7/27/21	540	599
5.75%, 1/24/22	750	853
3.63%, 1/22/23	1,000	993
4.00%, 3/3/24	250	252
5.95%, 1/15/27	150	171
6.75%, 10/1/37	1,165	1,391
6.25%, 2/1/41	300	363
4.80%, 7/8/44	100	101

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/1/22	315	315

Jefferies Group LLC, 8.50%, 7/15/19	50	62
5.13%, 1/20/23	315	335

Legg Mason, Inc., 2.70%, 7/15/19	65	65

Mack-Cali Realty L.P., 4.50%, 4/18/22	200	201

Morgan Stanley, 5.38%, 10/15/15	200	209
1.75%, 2/25/16	135	136
3.80%, 4/29/16	150	156
5.45%, 1/9/17	325	353
6.25%, 8/28/17	350	393
5.95%, 12/28/17	175	196
6.63%, 4/1/18	1,435	1,643

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Financial Services – 1.1% – continued
2.50%, 1/24/19	$750	$750
7.30%, 5/13/19	645	769
5.63%, 9/23/19	475	535
5.50%, 7/28/21	565	636
4.88%, 11/1/22	450	475
3.75%, 2/25/23	700	699
4.10%, 5/22/23	300	299
3.88%, 4/29/24	410	410
6.25%, 8/9/26	100	120
6.38%, 7/24/42	300	375

State Street Corp., 3.10%, 5/15/23	225	218
3.70%, 11/20/23	50	52
		25,455

Food & Beverage – 0.8%

Anheuser-Busch Cos. LLC, 5.50%, 1/15/18	375	418
5.95%, 1/15/33	100	121
5.75%, 4/1/36	100	118
6.45%, 9/1/37	50	65

Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	360	354
2.15%, 2/1/19	500	497
4.00%, 1/17/43	150	138
4.63%, 2/1/44	250	253

Anheuser-Busch InBev Worldwide, Inc., 2.88%, 2/15/16	75	77
1.38%, 7/15/17	500	499
5.38%, 1/15/20	450	508
2.50%, 7/15/22	60	57
8.20%, 1/15/39	750	1,137
3.75%, 7/15/42	65	58

Archer-Daniels-Midland Co., 5.45%, 3/15/18	175	196
4.48%, 3/1/21	150	165
5.38%, 9/15/35	175	205
5.77%, 3/1/41	130	159
4.02%, 4/16/43	56	53

Beam Suntory, Inc., 5.38%, 1/15/16	86	91
1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	246

Bottling Group LLC, 5.50%, 4/1/16	675	723

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Food & Beverage – 0.8% – continued

Brown-Forman Corp., 1.00%, 1/15/18	$65	$63
3.75%, 1/15/43	50	47

Campbell Soup Co., 2.50%, 8/2/22	205	193
3.80%, 8/2/42	40	35

Coca-Cola(The)Co., 1.80%, 9/1/16	65	66
1.65%, 3/14/18	125	125
1.15%, 4/1/18	250	246
3.15%, 11/15/20	1,115	1,162
3.30%, 9/1/21	250	259
3.20%, 11/1/23	100	100

ConAgra Foods, Inc., 1.30%, 1/25/16	130	131
7.00%, 4/15/19	300	356
3.25%, 9/15/22	55	53
3.20%, 1/25/23	150	144
7.00%, 10/1/28	100	126
4.65%, 1/25/43	142	137

Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	135	139
2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	88

General Mills, Inc., 0.88%, 1/29/16	25	25
3.15%, 12/15/21	500	508
3.65%, 2/15/24	75	76
5.40%, 6/15/40	70	79

Hershey (The) Co., 1.50%, 11/1/16	250	253

Ingredion, Inc., 1.80%, 9/25/17	155	156

Kellogg Co., 1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	76
3.25%, 5/21/18	130	135
2.75%, 3/1/23	350	337
7.45%, 4/1/31	300	394

Kraft Foods Group, Inc., 3.50%, 6/6/22	1,130	1,144
5.00%, 6/4/42	205	214

Mead Johnson Nutrition Co., 4.90%, 11/1/19	250	276

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Food & Beverage – 0.8% – continued
5.90%, 11/1/39	$50	$59

Molson Coors Brewing Co., 2.00%, 5/1/17	60	61
5.00%, 5/1/42	100	101

Mondelez International, Inc., 4.13%, 2/9/16	500	522
2.25%, 2/1/19	250	248
6.50%, 11/1/31	150	190
7.00%, 8/11/37	100	129
6.88%, 2/1/38	100	130
6.88%, 1/26/39	100	131
6.50%, 2/9/40	500	627

PepsiCo, Inc., 0.70%, 2/26/16	150	150
2.50%, 5/10/16	200	206
5.00%, 6/1/18	650	723
2.25%, 1/7/19	500	505
4.50%, 1/15/20	300	332
2.75%, 3/5/22	385	378
4.88%, 11/1/40	265	286
4.00%, 3/5/42	50	47
3.60%, 8/13/42	50	44

Tyson Foods, Inc., 2.65%, 8/15/19	40	40
4.50%, 6/15/22	300	318
4.88%, 8/15/34	100	103
		18,813

Forest & Paper Products Manufacturing – 0.0%

Domtar Corp., 6.75%, 2/15/44	100	109

Georgia-Pacific LLC, 7.75%, 11/15/29	500	688
		797

Hardware – 0.1%

Corning, Inc., 4.25%, 8/15/20	250	272
5.75%, 8/15/40	170	203

EMC Corp., 1.88%, 6/1/18	375	373
3.38%, 6/1/23	300	294

Hewlett-Packard Co., 2.65%, 6/1/16	250	257

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Hardware – 0.1% – continued
4.38%, 9/15/21	$540	$577
4.65%, 12/9/21	225	244
6.00%, 9/15/41	275	313

NetApp, Inc., 3.25%, 12/15/22	150	146

Pitney Bowes, Inc., 4.63%, 3/15/24	150	152
		2,831

Health Care Facilities & Services – 0.2%

AmerisourceBergen Corp., 1.15%, 5/15/17	175	174

Cardinal Health, Inc., 5.80%, 10/15/16	100	109
1.90%, 6/15/17	65	66
1.70%, 3/15/18	25	25
3.20%, 6/15/22	150	149
4.60%, 3/15/43	35	36

Catholic Health Initiatives, 1.60%, 11/1/17	85	85

Express Scripts Holding Co., 3.13%, 5/15/16	100	104
2.65%, 2/15/17	725	745
7.25%, 6/15/19	440	531
4.75%, 11/15/21	500	546
6.13%, 11/15/41	100	124

Laboratory Corp. of America Holdings, 2.50%, 11/1/18	135	136

McKesson Corp., 5.70%, 3/1/17	275	302
1.40%, 3/15/18	80	78
2.70%, 12/15/22	120	115
3.80%, 3/15/24	160	161
6.00%, 3/1/41	250	295
4.88%, 3/15/44	105	108

Medco Health Solutions, Inc., 7.13%, 3/15/18	300	349

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	100	97

Quest Diagnostics, Inc., 5.45%, 11/1/15	250	262
6.40%, 7/1/17	100	113
4.75%, 1/30/20	340	367
5.75%, 1/30/40	185	202
		5,279

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Home & Office Products Manufacturing – 0.0%

Newell Rubbermaid, Inc., 4.70%, 8/15/20	$200	$214

Home Improvement – 0.0%

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	272
2.90%, 11/1/22	65	64

Whirlpool Corp., 4.85%, 6/15/21	100	110
4.70%, 6/1/22	100	108
3.70%, 3/1/23	100	100
		654

Integrated Oils – 0.1%

Chevron Corp., 0.89%, 6/24/16	120	120
1.72%, 6/24/18	200	200
4.95%, 3/3/19	300	335
3.19%, 6/24/23	625	629

ConocoPhillips Co., 1.05%, 12/15/17	250	247
2.40%, 12/15/22	265	254

ConocoPhillips Holding Co., 6.95%, 4/15/29	365	487
		2,272

Internet Media – 0.0%

Google, Inc., 3.63%, 5/19/21	250	266

Leisure Products Manufacturing – 0.0%

Hasbro, Inc., 3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	299

Mattel, Inc., 2.50%, 11/1/16	85	87
1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	149
6.20%, 10/1/40	50	59
		664

Life Insurance – 0.4%

Aflac, Inc., 8.50%, 5/15/19	500	633
6.90%, 12/17/39	80	106
6.45%, 8/15/40	55	69

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Life Insurance – 0.4% – continued

Ameriprise Financial, Inc., 7.30%, 6/28/19	$75	$91
5.30%, 3/15/20	95	108
4.00%, 10/15/23	250	261

Genworth Holdings, Inc., 7.20%, 2/15/21	600	707
7.63%, 9/24/21	45	55

Lincoln National Corp., 4.20%, 3/15/22	165	174
4.00%, 9/1/23	100	103
6.15%, 4/7/36	150	184
6.30%, 10/9/37	100	126
7.00%, 5/17/66	500	513

MetLife, Inc., 4.75%, 2/8/21	165	182
3.05%, 12/15/22	200	197
4.37%, 9/15/23	150	160
6.38%, 6/15/34	150	192
5.70%, 6/15/35	700	838
6.40%, 12/15/36	150	167

Primerica, Inc., 4.75%, 7/15/22	100	108

Principal Financial Group, Inc., 1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	74
4.63%, 9/15/42	40	41

Protective Life Corp., 7.38%, 10/15/19	300	367
8.45%, 10/15/39	425	637

Prudential Financial, Inc., 2.30%, 8/15/18	420	424
2.35%, 8/15/19	200	198
5.38%, 6/21/20	175	198
3.50%, 5/15/24	150	148
5.75%, 7/15/33	50	58
6.63%, 12/1/37	200	251
8.88%, 6/15/38	50	60
5.63%, 6/15/43	200	208

Reinsurance Group of America, Inc., 6.45%, 11/15/19	500	585

Torchmark Corp., 3.80%, 9/15/22	420	431

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Life Insurance – 0.4% – continued

Voya Financial, Inc., 2.90%, 2/15/18	$50	$51
		8,770

Machinery Manufacturing – 0.3%

Caterpillar Financial Services Corp., 2.65%, 4/1/16	150	154
2.05%, 8/1/16	150	153
1.75%, 3/24/17	100	101
5.85%, 9/1/17	592	666
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	337

Caterpillar, Inc., 5.70%, 8/15/16	50	55
3.90%, 5/27/21	500	535
2.60%, 6/26/22	150	147
5.20%, 5/27/41	450	511
3.80%, 8/15/42	102	95
4.30%, 5/15/44	150	152

Deere & Co., 2.60%, 6/8/22	125	121
8.10%, 5/15/30	100	147

Eaton Corp., 1.50%, 11/2/17	215	214
2.75%, 11/2/22	1,000	964

IDEX Corp., 4.20%, 12/15/21	200	205

Illinois Tool Works, Inc., 1.95%, 3/1/19	130	129
3.38%, 9/15/21	250	260
3.90%, 9/1/42	200	191

John Deere Capital Corp., 0.75%, 1/22/16	25	25
2.25%, 6/7/16	250	256
1.85%, 9/15/16	200	204
2.00%, 1/13/17	115	117
1.40%, 3/15/17	250	252
1.20%, 10/10/17	250	249
1.30%, 3/12/18	250	246
5.75%, 9/10/18	200	228
1.70%, 1/15/20	150	145
3.15%, 10/15/21	250	256
2.80%, 1/27/23	150	147

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Machinery Manufacturing – 0.3% – continued

Kennametal, Inc., 2.65%, 11/1/19	$100	$100
		7,402

Managed Care – 0.3%

Aetna, Inc., 1.75%, 5/15/17	50	50
1.50%, 11/15/17	100	100
4.13%, 6/1/21	250	267
2.75%, 11/15/22	400	382
6.75%, 12/15/37	150	198
4.50%, 5/15/42	100	98
4.75%, 3/15/44	50	51

Cigna Corp., 6.15%, 11/15/36	45	54
5.38%, 2/15/42	60	66

Humana, Inc., 2.63%, 10/1/19	100	100
3.15%, 12/1/22	85	83
8.15%, 6/15/38	280	405

UnitedHealth Group, Inc., 1.88%, 11/15/16	125	127
1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	206
4.70%, 2/15/21	300	335
2.88%, 3/15/22	800	796
5.80%, 3/15/36	250	306
6.63%, 11/15/37	430	564
6.88%, 2/15/38	100	137
5.70%, 10/15/40	135	163

WellPoint, Inc., 2.38%, 2/15/17	200	205
5.88%, 6/15/17	350	389
1.88%, 1/15/18	205	205
2.30%, 7/15/18	165	165
3.70%, 8/15/21	320	330
3.30%, 1/15/23	430	425
5.95%, 12/15/34	50	59
		6,351

Mass Merchants – 0.3%

Costco Wholesale Corp., 5.50%, 3/15/17	250	276
1.13%, 12/15/17	400	396

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Mass Merchants – 0.3% – continued

Target Corp., 5.38%, 5/1/17	$575	$635
3.88%, 7/15/20	195	209
2.90%, 1/15/22	515	510
6.50%, 10/15/37	125	161
7.00%, 1/15/38	325	434

Wal-Mart Stores, Inc., 1.13%, 4/11/18	350	345
3.63%, 7/8/20	200	213
4.25%, 4/15/21	600	660
3.30%, 4/22/24	125	126
5.88%, 4/5/27	250	311
5.25%, 9/1/35	175	202
6.50%, 8/15/37	250	332
6.20%, 4/15/38	275	351
5.63%, 4/1/40	155	188
4.88%, 7/8/40	90	98
5.00%, 10/25/40	350	396
5.63%, 4/15/41	775	939
4.00%, 4/11/43	170	165
4.75%, 10/2/43	100	108
4.30%, 4/22/44	250	252
		7,307

Medical Equipment & Devices Manufacturing – 0.3%

Agilent Technologies, Inc., 3.20%, 10/1/22	225	219
3.88%, 7/15/23	250	250

Baxter International, Inc., 0.95%, 6/1/16	110	110
1.85%, 1/15/17	100	101
5.38%, 6/1/18	225	252
2.40%, 8/15/22	200	189
6.25%, 12/1/37	30	38
3.65%, 8/15/42	30	27
4.50%, 6/15/43	125	129

Becton Dickinson and Co., 1.75%, 11/8/16	250	254
3.25%, 11/12/20	430	445
3.13%, 11/8/21	150	154
6.00%, 5/15/39	290	363

Boston Scientific Corp., 2.65%, 10/1/18	80	81
7.38%, 1/15/40	100	138

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Medical Equipment & Devices Manufacturing – 0.3% – continued

CareFusion Corp., 6.38%, 8/1/19	$125	$144
3.30%, 3/1/23	130	127

CR Bard, Inc., 1.38%, 1/15/18	160	158

Danaher Corp., 5.63%, 1/15/18	200	225
3.90%, 6/23/21	250	269

Life Technologies Corp., 3.50%, 1/15/16	250	258
6.00%, 3/1/20	500	577

Medtronic, Inc., 4.13%, 3/15/21	500	539
3.13%, 3/15/22	150	149
2.75%, 4/1/23	80	77
6.50%, 3/15/39	100	131
5.55%, 3/15/40	200	237
4.50%, 3/15/42	100	102

St. Jude Medical, Inc., 2.50%, 1/15/16	150	153
3.25%, 4/15/23	140	139
4.75%, 4/15/43	150	153

Stryker Corp., 2.00%, 9/30/16	125	128
4.10%, 4/1/43	50	48

Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	100	102
1.85%, 1/15/18	115	115
3.60%, 8/15/21	250	257
4.15%, 2/1/24	100	104

Zimmer Holdings, Inc., 3.38%, 11/30/21	250	254
5.75%, 11/30/39	100	117
		7,313

Metals & Mining – 0.2%

Allegheny Technologies, Inc., 5.95%, 1/15/21	125	135

Barrick North America Finance LLC, 6.80%, 9/15/18	175	204
4.40%, 5/30/21	500	506
7.50%, 9/15/38	100	118

Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18	245	246

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Metals & Mining – 0.2% – continued
3.55%, 3/1/22	$250	$244
5.45%, 3/15/43	645	658

Newmont Mining Corp., 3.50%, 3/15/22	585	542
5.88%, 4/1/35	100	98
4.88%, 3/15/42	150	126

Nucor Corp., 5.85%, 6/1/18	200	227
4.00%, 8/1/23	250	256
6.40%, 12/1/37	150	180
5.20%, 8/1/43	125	131

Southern Copper Corp., 7.50%, 7/27/35	300	358
6.75%, 4/16/40	90	100
		4,129

Oil & Gas Services & Equipment – 0.2%

Baker Hughes, Inc., 3.20%, 8/15/21	100	102
5.13%, 9/15/40	210	234

Cameron International Corp., 4.50%, 6/1/21	125	134

Halliburton Co., 5.90%, 9/15/18	350	402
3.25%, 11/15/21	595	610
6.70%, 9/15/38	50	66
7.45%, 9/15/39	840	1,189

Nabors Industries, Inc., 2.35%, 9/15/16 (4)(5)	35	36
5.00%, 9/15/20	250	274
4.63%, 9/15/21	300	322
5.10%, 9/15/23	130	141

Pride International, Inc., 6.88%, 8/15/20	1,000	1,179

Rowan Cos., Inc., 5.00%, 9/1/17	200	216
5.40%, 12/1/42	75	70
5.85%, 1/15/44	135	133

Weatherford International LLC, 6.35%, 6/15/17	100	112
		5,220

Pharmaceuticals – 0.7%

AbbVie, Inc., 1.20%, 11/6/15	250	251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Pharmaceuticals – 0.7% – continued
1.75%, 11/6/17	$265	$264
2.90%, 11/6/22	500	478
4.40%, 11/6/42	415	390

Actavis, Inc., 1.88%, 10/1/17	20	20
3.25%, 10/1/22	500	482
4.63%, 10/1/42	60	55

Allergan, Inc., 1.35%, 3/15/18	100	97

Bristol-Myers Squibb Co., 2.00%, 8/1/22	600	557
5.88%, 11/15/36	23	28
6.13%, 5/1/38	5	6

Eli Lilly & Co., 5.20%, 3/15/17	525	576
1.95%, 3/15/19	35	35
5.55%, 3/15/37	250	299

GlaxoSmithKline Capital, Inc., 0.70%, 3/18/16	300	300
5.65%, 5/15/18	800	906
5.38%, 4/15/34	150	175
6.38%, 5/15/38	530	682
4.20%, 3/18/43	20	19

Johnson & Johnson, 5.55%, 8/15/17	350	393
3.55%, 5/15/21	250	269
6.95%, 9/1/29	100	140
4.38%, 12/5/33	250	273
5.95%, 8/15/37	100	129
4.85%, 5/15/41	400	460

Merck & Co., Inc., 6.00%, 9/15/17	350	397
2.80%, 5/18/23	300	292
3.60%, 9/15/42	25	23
4.15%, 5/18/43	60	59

Merck Sharp & Dohme Corp., 5.00%, 6/30/19	725	817
5.75%, 11/15/36	50	62
5.85%, 6/30/39	575	718

Mylan, Inc., 1.80%, 6/24/16	95	96
1.35%, 11/29/16	55	55
5.40%, 11/29/43	85	90

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Pharmaceuticals – 0.7% – continued

Novartis Capital Corp., 4.40%, 4/24/20	$185	$205
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	254
4.40%, 5/6/44	250	260

Pfizer, Inc., 6.20%, 3/15/19	1,000	1,169
3.40%, 5/15/24	150	150
7.20%, 3/15/39	700	988

Pharmacia Corp., 6.60%, 12/1/28	125	162

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	45	54

Wyeth LLC, 5.50%, 2/15/16	425	453
5.95%, 4/1/37	225	276

Zoetis, Inc., 1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	489
4.70%, 2/1/43	40	40
		14,472

Pipeline – 0.7%

DCP Midstream Operating L.P., 2.50%, 12/1/17	50	51
3.88%, 3/15/23	50	50
5.60%, 4/1/44	75	82

El Paso Natural Gas Co. LLC, 5.95%, 4/15/17	350	386
8.38%, 6/15/32	100	132

El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	155	137

Enable Midstream Partners L.P., 3.90%, 5/15/24 (4)(5)	200	199

Enbridge Energy Partners L.P., 5.20%, 3/15/20	95	106
4.20%, 9/15/21	250	264
7.50%, 4/15/38	50	66

Energy Transfer Partners L.P., 6.13%, 2/15/17	350	386
9.00%, 4/15/19	187	234
4.15%, 10/1/20	150	156
6.63%, 10/15/36	100	116
7.50%, 7/1/38	200	255

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Pipeline – 0.7% – continued
6.50%, 2/1/42	$650	$740
5.15%, 2/1/43	150	145

Enterprise Products Operating LLC, 3.20%, 2/1/16	200	206
6.30%, 9/15/17	335	380
5.25%, 1/31/20	300	338
4.05%, 2/15/22	1,000	1,056
3.90%, 2/15/24	50	51
6.88%, 3/1/33	50	65
7.55%, 4/15/38	200	273
4.85%, 8/15/42	315	323
4.45%, 2/15/43	40	39
5.10%, 2/15/45	50	53

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	495	554
6.85%, 2/15/20	70	82
4.15%, 3/1/22	175	177
3.50%, 9/1/23	25	24
7.40%, 3/15/31	400	484
7.30%, 8/15/33	100	119
6.95%, 1/15/38	150	175
6.55%, 9/15/40	100	115
6.38%, 3/1/41	135	152
5.63%, 9/1/41	100	103
5.00%, 3/1/43	335	310

Magellan Midstream Partners L.P., 4.25%, 2/1/21	200	216
5.15%, 10/15/43	50	54

ONEOK Partners L.P., 3.25%, 2/1/16	135	139
6.15%, 10/1/16	200	219
2.00%, 10/1/17	75	75
3.20%, 9/15/18	85	88
8.63%, 3/1/19	350	436
6.20%, 9/15/43	100	115

Panhandle Eastern Pipe Line Co. L.P., 6.20%, 11/1/17	100	113

Plains All American Pipeline L.P./PAA Finance Corp., 6.13%, 1/15/17	200	221
6.50%, 5/1/18	300	346
5.00%, 2/1/21	290	322
3.85%, 10/15/23	250	254
5.15%, 6/1/42	150	160
4.30%, 1/31/43	100	95

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Pipeline – 0.7% – continued

Southern Union Co., 8.25%, 11/15/29	$25	$32

Spectra Energy Capital LLC, 6.20%, 4/15/18	350	396
3.30%, 3/15/23	200	191
7.50%, 9/15/38	50	64

Spectra Energy Partners L.P., 2.95%, 9/25/18	55	57
5.95%, 9/25/43	100	117

Sunoco Logistics Partners Operations L.P., 4.65%, 2/15/22	165	175
4.25%, 4/1/24	35	35
5.30%, 4/1/44	100	102

Transcontinental Gas Pipe Line Co. LLC, 5.40%, 8/15/41	130	142

Williams (The) Cos., Inc., 7.50%, 1/15/31	200	232
8.75%, 3/15/32	192	244

Williams Partners L.P., 4.00%, 11/15/21	310	321
3.35%, 8/15/22	460	450
6.30%, 4/15/40	130	153
5.80%, 11/15/43	200	221

Williams Partners L.P./Williams Partners Finance Corp., 7.25%, 2/1/17	100	113
		14,482

Power Generation – 0.1%

Consumers Energy Co., 5.50%, 8/15/16	62	67
6.13%, 3/15/19	200	233
2.85%, 5/15/22	545	543

Delmarva Power & Light Co., 4.00%, 6/1/42	200	194

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	249
4.25%, 6/15/22	250	258

System Energy Resources, Inc., 4.10%, 4/1/23	160	164

Wisconsin Public Service Corp., 4.75%, 11/1/44	100	112
		1,820

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Property & Casualty Insurance – 0.5%

ACE INA Holdings, Inc., 5.80%, 3/15/18	$300	$339
5.90%, 6/15/19	355	410
6.70%, 5/15/36	50	67
4.15%, 3/13/43	100	98

Alleghany Corp., 4.95%, 6/27/22	55	60

Allstate (The) Corp., 5.55%, 5/9/35	50	59
6.13%, 5/15/37	100	107
5.20%, 1/15/42	225	259
6.50%, 5/15/57	225	247

American International Group, Inc., 5.45%, 5/18/17	625	689
5.85%, 1/16/18	280	315
8.25%, 8/15/18	150	183
6.40%, 12/15/20	300	357
4.88%, 6/1/22	700	770
4.13%, 2/15/24	165	171
6.25%, 5/1/36	350	438
8.18%, 5/15/58	440	593

Assurant, Inc., 2.50%, 3/15/18	50	50

Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	65	64
5.40%, 5/15/18	300	337
5.75%, 1/15/40	255	308
4.40%, 5/15/42	100	101
4.30%, 5/15/43	125	124

Berkshire Hathaway, Inc., 0.80%, 2/11/16	40	40
1.90%, 1/31/17	125	127
4.50%, 2/11/43	300	305

Chubb (The) Corp., 5.75%, 5/15/18	325	367
6.00%, 5/11/37	50	63
6.50%, 5/15/38	85	115

CNA Financial Corp., 7.35%, 11/15/19	250	300

Hartford Financial Services Group (The), Inc., 5.50%, 3/30/20	250	282
5.13%, 4/15/22	145	162
5.95%, 10/15/36	285	344

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Property & Casualty Insurance – 0.5% – continued

Infinity Property & Casualty Corp., 5.00%, 9/19/22	$115	$121

Loews Corp., 2.63%, 5/15/23	250	235
4.13%, 5/15/43	75	71

Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	103	108
3.50%, 3/10/25	125	123

Progressive (The) Corp., 3.75%, 8/23/21	330	348

Transatlantic Holdings, Inc., 8.00%, 11/30/39	70	97

Travelers (The) Cos., Inc., 5.50%, 12/1/15	150	158
5.80%, 5/15/18	375	426
6.25%, 6/15/37	375	481
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	79
		10,527

Publishing & Broadcasting – 0.3%

21st Century Fox America, Inc., 6.90%, 3/1/19	30	36
4.50%, 2/15/21	535	581
3.00%, 9/15/22	460	447
6.40%, 12/15/35	55	68
6.15%, 3/1/37	70	83
6.65%, 11/15/37	550	690
7.85%, 3/1/39	100	141
6.90%, 8/15/39	310	398

Discovery Communications LLC, 5.63%, 8/15/19	250	287
4.38%, 6/15/21	800	859
3.25%, 4/1/23	60	58
6.35%, 6/1/40	125	150
4.95%, 5/15/42	85	85

Historic TW, Inc., 6.88%, 6/15/18	250	292

NBCUniversal Media LLC, 2.88%, 4/1/16	965	995
4.38%, 4/1/21	650	708
2.88%, 1/15/23	470	461
6.40%, 4/30/40	115	148
4.45%, 1/15/43	60	60
		6,547

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Railroad – 0.3%

Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	$100	$113
4.10%, 6/1/21	20	21
3.45%, 9/15/21	50	51
3.05%, 9/1/22	525	518
3.75%, 4/1/24	355	362
3.40%, 9/1/24	100	99
6.20%, 8/15/36	325	408
6.15%, 5/1/37	140	174
4.95%, 9/15/41	250	269
4.40%, 3/15/42	280	276

CSX Corp., 4.25%, 6/1/21	100	108
3.70%, 11/1/23	50	51
6.00%, 10/1/36	100	122
6.15%, 5/1/37	190	236
6.22%, 4/30/40	350	438
5.50%, 4/15/41	50	58
4.10%, 3/15/44	15	14

Norfolk Southern Corp., 5.90%, 6/15/19	320	370
3.25%, 12/1/21	250	255
3.00%, 4/1/22	450	448
7.25%, 2/15/31	500	679
3.95%, 10/1/42	150	142

Union Pacific Corp., 2.75%, 4/15/23	100	97
3.65%, 2/15/24	524	542
4.75%, 9/15/41	100	108
4.30%, 6/15/42	200	203
		6,162

Real Estate – 0.6%

Alexandria Real Estate Equities, Inc., 4.60%, 4/1/22	100	105

American Tower Corp., 7.00%, 10/15/17	400	455
4.50%, 1/15/18	130	139
4.70%, 3/15/22	375	393

AvalonBay Communities, Inc., 6.10%, 3/15/20	150	175
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	49

BEX Portfolio LLC, 5.20%, 3/15/21	200	223

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Real Estate – 0.6% – continued

BioMed Realty L.P., 3.85%, 4/15/16	$100	$104

Boston Properties L.P., 5.88%, 10/15/19	500	576
3.85%, 2/1/23	150	153
3.13%, 9/1/23	135	130

Brandywine Operating Partnership L.P., 5.70%, 5/1/17	150	163

Camden Property Trust, 2.95%, 12/15/22	150	144

Corporate Office Properties L.P., 3.60%, 5/15/23	90	86

DDR Corp., 3.50%, 1/15/21	150	151
4.63%, 7/15/22	100	106

Digital Realty Trust L.P., 3.63%, 10/1/22	250	240

Duke Realty L.P., 5.95%, 2/15/17	500	549
4.38%, 6/15/22	100	104

EPR Properties, 7.75%, 7/15/20	50	60
5.75%, 8/15/22	100	109

Equity Commonwealth, 6.25%, 6/15/17	75	82

Equity One, Inc., 3.75%, 11/15/22	100	99

ERP Operating L.P., 4.75%, 7/15/20	335	370
4.63%, 12/15/21	185	202

Essex Portfolio L.P., 3.25%, 5/1/23	50	48
3.88%, 5/1/24	200	200

Federal Realty Investment Trust, 3.00%, 8/1/22	25	24

HCP, Inc., 6.00%, 1/30/17	150	166
2.63%, 2/1/20	155	153
5.38%, 2/1/21	745	831
3.15%, 8/1/22	100	97
3.88%, 8/15/24	100	98

Health Care REIT, Inc., 3.63%, 3/15/16	500	519

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Real Estate – 0.6% – continued
2.25%, 3/15/18	$25	$25
4.13%, 4/1/19	75	80
5.13%, 3/15/43	150	157

Healthcare Realty Trust, Inc., 5.75%, 1/15/21	200	223

Highwoods Realty L.P., 3.63%, 1/15/23	100	98

Hospitality Properties Trust, 5.63%, 3/15/17	500	542
6.70%, 1/15/18	75	84
5.00%, 8/15/22	300	316

Kilroy Realty L.P., 3.80%, 1/15/23	200	200

Kimco Realty Corp., 3.20%, 5/1/21	240	239

Liberty Property L.P., 6.63%, 10/1/17	50	57
4.13%, 6/15/22	250	259
4.40%, 2/15/24	80	84

Mid-America Apartments L.P., 3.75%, 6/15/24	100	99

National Retail Properties, Inc., 3.80%, 10/15/22	100	102
3.30%, 4/15/23	100	97

Piedmont Operating Partnership L.P., 4.45%, 3/15/24	100	102

Prologis L.P., 4.50%, 8/15/17	85	91
6.88%, 3/15/20	37	44

Realty Income Corp., 2.00%, 1/31/18	250	250
3.25%, 10/15/22	265	259
4.65%, 8/1/23	185	197

Regency Centers L.P., 5.88%, 6/15/17	25	28

Senior Housing Properties Trust, 3.25%, 5/1/19	75	75
6.75%, 12/15/21	125	144

Simon Property Group L.P., 2.15%, 9/15/17	225	230
2.75%, 2/1/23	100	96

UDR, Inc., 4.63%, 1/10/22	165	176

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Real Estate – 0.6% – continued

Ventas Realty L.P., 5.70%, 9/30/43	$100	$115

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19	200	213
4.75%, 6/1/21	50	54
4.25%, 3/1/22	340	354

Vornado Realty L.P., 5.00%, 1/15/22	160	175

Washington Real Estate Investment Trust, 4.95%, 10/1/20	215	233

Weyerhaeuser Co., 4.63%, 9/15/23	185	196
		12,875

Refining & Marketing – 0.1%

Buckeye Partners L.P., 6.05%, 1/15/18	85	95

Marathon Petroleum Corp., 3.50%, 3/1/16	200	207
5.13%, 3/1/21	75	83
3.63%, 9/15/24	250	245
6.50%, 3/1/41	260	309

Phillips 66, 2.95%, 5/1/17	150	156

Valero Energy Corp., 9.38%, 3/15/19	100	129
7.50%, 4/15/32	765	981
10.50%, 3/15/39	325	529
		2,734

Restaurants – 0.1%

Darden Restaurants, Inc., 3.35%, 11/1/22	24	22

McDonald’s Corp., 5.80%, 10/15/17	750	846
5.35%, 3/1/18	100	112
3.63%, 5/20/21	100	106
6.30%, 10/15/37	75	96
3.70%, 2/15/42	100	92

Starbucks Corp., 3.85%, 10/1/23	200	209

Yum! Brands, Inc., 6.25%, 4/15/16	150	161

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Restaurants – 0.1% – continued
3.75%, 11/1/21	$35	$36
6.88%, 11/15/37	142	180
		1,860

Retail – Consumer Discretionary – 0.3%

Amazon.com, Inc., 1.20%, 11/29/17	315	312

AutoZone, Inc., 4.00%, 11/15/20	250	265
3.70%, 4/15/22	55	56
3.13%, 7/15/23	135	131

eBay, Inc., 1.63%, 10/15/15	250	253
2.20%, 8/1/19	100	99
4.00%, 7/15/42	235	206

Home Depot (The), Inc., 5.40%, 3/1/16	800	853
2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	278
2.70%, 4/1/23	125	121
5.88%, 12/16/36	350	431
5.95%, 4/1/41	250	311
4.88%, 2/15/44	100	109

Lowe’s Cos., Inc., 5.00%, 10/15/15	325	340
1.63%, 4/15/17	50	50
4.63%, 4/15/20	100	111
3.12%, 4/15/22	500	506
3.88%, 9/15/23	150	157
3.13%, 9/15/24	150	146
5.80%, 10/15/36	100	119
5.80%, 4/15/40	350	422
5.13%, 11/15/41	50	56
4.65%, 4/15/42	50	52

QVC, Inc., 4.45%, 2/15/25 (4)(5)	165	163

Staples, Inc., 2.75%, 1/12/18	125	127

TJX (The) Cos., Inc., 2.75%, 6/15/21	150	150
2.50%, 5/15/23	205	196
		6,086

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Retail – Consumer Staples – 0.0%

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	$140	$146
3.20%, 6/15/17	250	259
8.50%, 6/15/19	60	74

Sysco Corp., 2.60%, 6/12/22	95	91
6.63%, 3/17/39	200	268
		838

Semiconductors – 0.1%

Altera Corp., 1.75%, 5/15/17	35	35
2.50%, 11/15/18	30	30

Applied Materials, Inc., 5.85%, 6/15/41	100	119

Broadcom Corp., 2.50%, 8/15/22	365	347

Intel Corp., 1.35%, 12/15/17	750	748
2.70%, 12/15/22	450	438
4.00%, 12/15/32	150	148
4.80%, 10/1/41	250	261

Maxim Integrated Products, Inc., 3.38%, 3/15/23	50	48

Texas Instruments, Inc., 1.00%, 5/1/18	300	293
		2,467

Software & Services – 0.6%

Autodesk, Inc., 1.95%, 12/15/17	75	75

CA, Inc., 2.88%, 8/15/18	80	81
4.50%, 8/15/23	250	258

Equifax, Inc., 3.30%, 12/15/22	365	359

International Business Machines Corp., 1.25%, 2/6/17	250	251
5.70%, 9/14/17	595	667
7.63%, 10/15/18	475	576
8.38%, 11/1/19	700	903
1.88%, 8/1/22	470	432
3.38%, 8/1/23	800	808
6.50%, 1/15/28	100	129
5.60%, 11/30/39	275	329

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Software & Services – 0.6% – continued

Intuit, Inc., 5.75%, 3/15/17	$100	$110

Leidos Holdings, Inc., 5.95%, 12/1/40	200	200

McGraw Hill Financial, Inc., 5.90%, 11/15/17	75	82

Microsoft Corp., 0.88%, 11/15/17	125	123
1.00%, 5/1/18	100	98
4.20%, 6/1/19	250	274
3.63%, 12/15/23	320	334
5.20%, 6/1/39	200	229
4.50%, 10/1/40	700	728
5.30%, 2/8/41	190	221

Moody’s Corp., 4.88%, 2/15/24	250	270

Oracle Corp., 5.75%, 4/15/18	295	335
5.00%, 7/8/19	530	595
2.25%, 10/8/19	500	498
2.80%, 7/8/21	50	50
2.50%, 10/15/22	535	511
6.50%, 4/15/38	550	707
6.13%, 7/8/39	100	124

Symantec Corp., 2.75%, 6/15/17	410	419
4.20%, 9/15/20	140	145

Xerox Corp., 6.75%, 2/1/17	500	560
6.35%, 5/15/18	700	800
5.63%, 12/15/19	120	136
3.80%, 5/15/24	130	128
6.75%, 12/15/39	60	74
		12,619

Supermarkets & Pharmacies – 0.1%

CVS Caremark Corp., 5.75%, 6/1/17	211	235
2.25%, 8/12/19	95	94
4.75%, 5/18/20	250	279
4.13%, 5/15/21	100	107
2.75%, 12/1/22	350	334

Kroger (The) Co., 3.90%, 10/1/15	80	83

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Supermarkets & Pharmacies – 0.1% – continued
2.20%, 1/15/17	$190	$194
6.15%, 1/15/20	25	29
3.40%, 4/15/22	400	401
7.50%, 4/1/31	200	261
6.90%, 4/15/38	100	128

Safeway, Inc., 6.35%, 8/15/17	53	56
5.00%, 8/15/19	235	235
3.95%, 8/15/20	100	100

Walgreen Co., 5.25%, 1/15/19	525	583
		3,119

Tobacco – 0.3%

Altria Group, Inc., 9.70%, 11/10/18	341	439
9.25%, 8/6/19	56	73
4.75%, 5/5/21	725	790
2.85%, 8/9/22	100	96
2.95%, 5/2/23	100	95
9.95%, 11/10/38	49	81
10.20%, 2/6/39	33	56
4.25%, 8/9/42	135	123
4.50%, 5/2/43	250	236
5.38%, 1/31/44	120	128

Lorillard Tobacco Co., 2.30%, 8/21/17	100	101

Philip Morris International, Inc., 2.50%, 5/16/16	100	103
1.63%, 3/20/17	500	505
5.65%, 5/16/18	625	707
4.50%, 3/26/20	250	275
4.13%, 5/17/21	250	270
2.90%, 11/15/21	300	300
2.63%, 3/6/23	100	96
6.38%, 5/16/38	280	351
3.88%, 8/21/42	150	136
4.13%, 3/4/43	100	94
4.88%, 11/15/43	100	106

Reynolds American, Inc., 3.25%, 11/1/22	175	169
4.75%, 11/1/42	205	195
6.15%, 9/15/43	65	74
		5,599

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Transportation & Logistics – 0.1%

Cummins, Inc., 4.88%, 10/1/43	$90	$100

FedEx Corp., 8.00%, 1/15/19	290	357
2.70%, 4/15/23	35	33
4.00%, 1/15/24	100	103
3.88%, 8/1/42	50	45
4.10%, 4/15/43	50	47

JB Hunt Transport Services, Inc., 3.85%, 3/15/24	95	98

PACCAR Financial Corp., 0.70%, 11/16/15	130	130
0.80%, 2/8/16	70	70
1.15%, 8/16/16	65	65
1.60%, 3/15/17	90	91
2.20%, 9/15/19	100	100

Ryder System, Inc., 3.60%, 3/1/16	85	88
2.50%, 3/1/17	65	67
3.50%, 6/1/17	45	47
2.50%, 3/1/18	100	102
2.55%, 6/1/19	135	135

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	65

United Parcel Service, Inc., 5.50%, 1/15/18	775	870
3.13%, 1/15/21	155	161
6.20%, 1/15/38	160	208
3.63%, 10/1/42	105	96
		3,078

Travel & Lodging – 0.1%

Hyatt Hotels Corp., 3.38%, 7/15/23	105	102

Marriott International, Inc., 3.00%, 3/1/19	250	256
3.38%, 10/15/20	125	128
3.25%, 9/15/22	50	50

Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	200	232
3.13%, 2/15/23	150	144

Wyndham Worldwide Corp., 2.95%, 3/1/17	185	190

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Travel & Lodging – 0.1% – continued
2.50%, 3/1/18	$20	$20
4.25%, 3/1/22	100	101
		1,223

Utilities – 1.8%

AGL Capital Corp., 3.50%, 9/15/21	150	154
5.88%, 3/15/41	100	123

Alabama Power Co., 0.55%, 10/15/15	60	60
6.13%, 5/15/38	50	64
5.50%, 3/15/41	150	181
4.10%, 1/15/42	75	75
3.85%, 12/1/42	60	58

Ameren Illinois Co., 2.70%, 9/1/22	250	246

American Electric Power Co., Inc., 1.65%, 12/15/17	40	40

American Water Capital Corp., 3.40%, 3/1/25	35	35
6.59%, 10/15/37	125	165
4.30%, 12/1/42	75	74

Appalachian Power Co., 4.60%, 3/30/21	250	276
7.00%, 4/1/38	75	102

Arizona Public Service Co., 4.50%, 4/1/42	230	239
4.70%, 1/15/44	100	108

Atmos Energy Corp., 4.15%, 1/15/43	250	249

Baltimore Gas & Electric Co., 5.90%, 10/1/16	50	55
3.50%, 11/15/21	275	288

Berkshire Hathaway Energy Co., 6.13%, 4/1/36	600	743
6.50%, 9/15/37	200	259

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	105	100
4.50%, 4/1/44	50	53

CenterPoint Energy Resources Corp., 6.00%, 5/15/18	85	96
6.63%, 11/1/37	50	66
5.85%, 1/15/41	50	61

CenterPoint Energy, Inc., 6.50%, 5/1/18	40	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Utilities – 1.8% – continued

Cleveland Electric Illuminating (The) Co., 5.70%, 4/1/17	$130	$141

CMS Energy Corp., 6.25%, 2/1/20	200	234
4.70%, 3/31/43	40	40

Commonwealth Edison Co., 5.95%, 8/15/16	125	136
1.95%, 9/1/16	100	102
6.15%, 9/15/17	225	254
5.80%, 3/15/18	300	340
6.45%, 1/15/38	200	271
3.80%, 10/1/42	90	85
4.60%, 8/15/43	100	106

Connecticut Light & Power (The) Co., 2.50%, 1/15/23	420	402
4.30%, 4/15/44	15	15

Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	250	276
5.30%, 3/1/35	150	172
5.85%, 3/15/36	100	122
6.20%, 6/15/36	200	253
6.75%, 4/1/38	100	134
5.50%, 12/1/39	85	100
5.70%, 6/15/40	100	121
4.45%, 3/15/44	100	102

Constellation Energy Group, Inc., 7.60%, 4/1/32	100	133

Dominion Resources, Inc., 1.95%, 8/15/16	200	203
1.40%, 9/15/17	150	149
6.00%, 11/30/17	100	113
6.40%, 6/15/18	20	23
5.25%, 8/1/33	250	283
5.95%, 6/15/35	250	302
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	37
4.05%, 9/15/42	100	93

DTE Electric Co., 5.60%, 6/15/18	125	141
6.63%, 6/1/36	200	269
5.70%, 10/1/37	50	62
3.95%, 6/15/42	100	97

DTE Energy Co., 6.38%, 4/15/33	50	63

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Utilities – 1.8% – continued

Duke Energy Carolinas LLC, 5.30%, 10/1/15	$100	$105
1.75%, 12/15/16	70	71
5.25%, 1/15/18	200	222
5.10%, 4/15/18	65	72
3.90%, 6/15/21	50	54
6.45%, 10/15/32	106	137
6.10%, 6/1/37	150	186
6.00%, 1/15/38	35	45
6.05%, 4/15/38	175	223

Duke Energy Corp., 1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	115
3.75%, 4/15/24	100	102

Duke Energy Florida, Inc., 0.65%, 11/15/15	100	100
5.80%, 9/15/17	50	56
5.65%, 6/15/18	225	256
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	67
6.40%, 6/15/38	285	380

Duke Energy Indiana, Inc., 6.45%, 4/1/39	250	334
4.20%, 3/15/42	100	101

Duke Energy Ohio, Inc., 3.80%, 9/1/23	130	136

Duke Energy Progress, Inc., 5.30%, 1/15/19	150	170
3.00%, 9/15/21	150	152
2.80%, 5/15/22	100	99
4.10%, 3/15/43	200	199

Entergy Corp., 4.70%, 1/15/17	125	134

Entergy Louisiana LLC, 6.50%, 9/1/18	100	116
5.40%, 11/1/24	150	175

Entergy Texas, Inc., 7.13%, 2/1/19	250	298

Exelon Corp., 5.63%, 6/15/35	75	84

Florida Power & Light Co., 5.55%, 11/1/17	225	253
5.65%, 2/1/37	350	429
5.95%, 2/1/38	150	189

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Utilities – 1.8% – continued
5.69%, 3/1/40	$400	$498
4.13%, 2/1/42	250	251
4.05%, 6/1/42	100	100

Georgia Power Co., 0.63%, 11/15/15	65	65
4.25%, 12/1/19	500	549
2.85%, 5/15/22	100	99
5.40%, 6/1/40	250	289
4.30%, 3/15/42	60	60
4.30%, 3/15/43	100	100

Interstate Power & Light Co., 4.70%, 10/15/43	50	55

Kansas City Power & Light Co., 3.15%, 3/15/23	500	498
5.30%, 10/1/41	50	56

KeySpan Corp., 5.80%, 4/1/35	175	206

MidAmerican Energy Co., 5.30%, 3/15/18	500	557
3.50%, 10/15/24	100	102
4.80%, 9/15/43	100	109
4.40%, 10/15/44	150	154

Midamerican Funding LLC, 6.93%, 3/1/29	50	65

Mississippi Power Co., 4.25%, 3/15/42	355	349

National Fuel Gas Co., 4.90%, 12/1/21	150	161
3.75%, 3/1/23	250	248

Nevada Power Co., 6.65%, 4/1/36	100	132
5.45%, 5/15/41	35	42

NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67	25	26

NiSource Finance Corp., 5.25%, 9/15/17	450	496
5.45%, 9/15/20	200	225
4.45%, 12/1/21	165	177
5.95%, 6/15/41	100	117
5.25%, 2/15/43	100	108
4.80%, 2/15/44	80	81

Northeast Utilities, 1.45%, 5/1/18	90	89

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Utilities – 1.8% – continued

Northern States Power Co., 5.25%, 3/1/18	$125	$140
6.25%, 6/1/36	100	131
5.35%, 11/1/39	65	77

NSTAR Electric Co., 2.38%, 10/15/22	100	96

Oglethorpe Power Corp., 5.38%, 11/1/40	150	171
4.20%, 12/1/42	50	48
4.55%, 6/1/44	260	260

Ohio Power Co., 6.60%, 2/15/33	100	129

Oklahoma Gas & Electric Co., 4.55%, 3/15/44	65	68

Oncor Electric Delivery Co. LLC, 6.80%, 9/1/18	225	264
4.10%, 6/1/22	250	268
7.25%, 1/15/33	200	283
7.50%, 9/1/38	145	212

Pacific Gas & Electric Co., 5.63%, 11/30/17	660	739
4.25%, 5/15/21	150	163
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	95
6.05%, 3/1/34	550	678
5.80%, 3/1/37	100	120
5.40%, 1/15/40	160	183
3.75%, 8/15/42	50	46
4.60%, 6/15/43	125	129

PacifiCorp, 2.95%, 2/1/22	100	101
5.25%, 6/15/35	50	58
6.10%, 8/1/36	200	259
6.25%, 10/15/37	275	357
6.00%, 1/15/39	60	76

PECO Energy Co., 5.35%, 3/1/18	25	28
4.80%, 10/15/43	100	112

Pennsylvania Electric Co., 6.05%, 9/1/17	300	336

Potomac Electric Power Co., 3.60%, 3/15/24	150	154

PPL Capital Funding, Inc., 4.20%, 6/15/22	50	53

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Utilities – 1.8% – continued
3.50%, 12/1/22	$35	$35
5.00%, 3/15/44	100	108

PPL Electric Utilities Corp., 3.00%, 9/15/21	250	253
2.50%, 9/1/22	50	49
6.25%, 5/15/39	275	362
5.20%, 7/15/41	35	41
4.13%, 6/15/44	100	101

Progress Energy, Inc., 3.15%, 4/1/22	160	161
7.75%, 3/1/31	50	70

PSEG Power LLC, 5.50%, 12/1/15	175	184
2.75%, 9/15/16	35	36
2.45%, 11/15/18	35	35

Public Service Co. of Colorado, 3.20%, 11/15/20	1,000	1,038
2.25%, 9/15/22	100	95
2.50%, 3/15/23	150	144

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	55
6.63%, 11/15/37	125	165

Public Service Electric & Gas Co., 5.30%, 5/1/18	575	645
2.30%, 9/15/18	165	168
5.38%, 11/1/39	250	300
3.95%, 5/1/42	50	49
3.65%, 9/1/42	30	28

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	30
6.27%, 3/15/37	75	98
5.80%, 3/15/40	250	311
5.64%, 4/15/41	80	98

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	209
6.13%, 9/15/37	50	64
4.50%, 8/15/40	150	159
3.95%, 11/15/41	100	99
4.30%, 4/1/42	150	155

SCANA Corp., 4.75%, 5/15/21	75	81
4.13%, 2/1/22	135	139

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Utilities – 1.8% – continued

Sempra Energy, 2.30%, 4/1/17	$80	$82
6.15%, 6/15/18	400	457
2.88%, 10/1/22	60	58
6.00%, 10/15/39	250	311

Sierra Pacific Power Co., 6.00%, 5/15/16	250	270
3.38%, 8/15/23	160	162

South Carolina Electric & Gas Co., 5.25%, 11/1/18	116	131
6.05%, 1/15/38	265	336
4.35%, 2/1/42	115	117

Southern (The) Co., 1.95%, 9/1/16	200	204
2.45%, 9/1/18	35	36

Southern California Edison Co., 5.50%, 8/15/18	100	113
3.88%, 6/1/21	150	162
6.65%, 4/1/29	300	385
6.00%, 1/15/34	100	126
5.55%, 1/15/37	275	333
5.95%, 2/1/38	100	125
6.05%, 3/15/39	50	64
5.50%, 3/15/40	150	182
3.90%, 3/15/43	150	143

Southern California Gas Co., 5.75%, 11/15/35	150	188
3.75%, 9/15/42	75	71

Southern Power Co., 5.25%, 7/15/43	60	67

Southwestern Electric Power Co., 5.88%, 3/1/18	400	450
3.55%, 2/15/22	150	154
6.20%, 3/15/40	200	255

Southwestern Public Service Co., 6.00%, 10/1/36	100	122

Tampa Electric Co., 2.60%, 9/15/22	220	212
4.10%, 6/15/42	50	49

Union Electric Co., 6.40%, 6/15/17	400	449
3.90%, 9/15/42	50	48

Virginia Electric and Power Co., 1.20%, 1/15/18	75	74

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Utilities – 1.8% – continued
5.40%, 4/30/18	$425	$477
2.95%, 1/15/22	95	96
6.00%, 1/15/36	50	63
8.88%, 11/15/38	300	492
4.65%, 8/15/43	150	161
4.45%, 2/15/44	75	78

Westar Energy, Inc., 4.13%, 3/1/42	215	213
4.10%, 4/1/43	60	60
4.63%, 9/1/43	150	160

Western Massachusetts Electric Co., 3.50%, 9/15/21	85	89

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	188

Wisconsin Power & Light Co., 2.25%, 11/15/22	300	286

Xcel Energy, Inc., 4.70%, 5/15/20	100	111
6.50%, 7/1/36	100	131
		40,719

Waste & Environment Services & Equipment – 0.1%

Republic Services, Inc., 3.80%, 5/15/18	165	175
5.50%, 9/15/19	220	250
5.00%, 3/1/20	400	443
5.25%, 11/15/21	500	567
3.55%, 6/1/22	100	102

Waste Management, Inc., 2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	285
2.90%, 9/15/22	110	108
7.10%, 8/1/26	125	163
7.75%, 5/15/32	170	242
6.13%, 11/30/39	400	495
		2,866

Wireless Telecommunications Services – 0.7%

Alltel Corp., 7.88%, 7/1/32	100	142

AT&T, Inc., 0.90%, 2/12/16	210	210
2.95%, 5/15/16	500	516
2.38%, 11/27/18	285	288

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 19.1% – continued

Wireless Telecommunications Services – 0.7% – continued
2.63%, 12/1/22	$1,395	$1,320
6.15%, 9/15/34	125	149
6.50%, 9/1/37	600	729
6.30%, 1/15/38	515	609
6.40%, 5/15/38	99	122
6.55%, 2/15/39	85	107
5.35%, 9/1/40	500	530

New Cingular Wireless Services, Inc., 8.75%, 3/1/31	400	609

Verizon Communications, Inc., 3.00%, 4/1/16	100	103
6.35%, 4/1/19	305	355
4.60%, 4/1/21	225	245
3.50%, 11/1/21	90	91
5.15%, 9/15/23	740	819
7.75%, 12/1/30	500	687
7.75%, 6/15/32	140	198
6.40%, 9/15/33	1,000	1,218
5.05%, 3/15/34	110	117
6.25%, 4/1/37	740	895
6.40%, 2/15/38	1,365	1,653
8.95%, 3/1/39	650	1,024
7.35%, 4/1/39	815	1,103
6.00%, 4/1/41	180	210
6.55%, 9/15/43	590	737

Verizon New York, Inc., 7.38%, 4/1/32	150	185
		14,971

Wireline Telecommunications Services – 0.1%

Embarq Corp., 8.00%, 6/1/36	265	286

GTE Corp., 8.75%, 11/1/21	870	1,165
6.94%, 4/15/28	150	183

Qwest Corp., 6.88%, 9/15/33	125	125
		1,759
Total Corporate Bonds
(Cost $404,558)		430,705

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0%

Advertising & Marketing – 0.0%

WPP Finance 2010, 3.63%, 9/7/22	$100	$101

Banks – 0.8%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	145	152
3.05%, 8/23/18	200	207
4.00%, 3/13/24	250	253

Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	250	251

Barclays Bank PLC, 5.14%, 10/14/20	500	539
3.75%, 5/15/24	165	164

BPCE S.A., 1.61%, 7/25/17	250	250
2.50%, 7/15/19	500	496
4.00%, 4/15/24	250	252

Canadian Imperial Bank of Commerce, 0.90%, 10/1/15	315	316
1.35%, 7/18/16	250	253
1.55%, 1/23/18	150	150

Commonwealth Bank of Australia, 1.13%, 3/13/17	300	299
2.50%, 9/20/18	250	255
2.25%, 3/13/19	250	250

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 1.70%, 3/19/18	125	125
4.50%, 1/11/21	1,000	1,091
3.88%, 2/8/22	750	790
3.95%, 11/9/22	250	251

Credit Suisse, 6.00%, 2/15/18	250	280
5.30%, 8/13/19	1,000	1,124
5.40%, 1/14/20	500	558
3.63%, 9/9/24	250	247

Deutsche Bank A.G., 3.25%, 1/11/16	150	155
6.00%, 9/1/17	1,225	1,371

Lloyds Bank PLC, 2.35%, 9/5/19	750	744

National Australia Bank Ltd., 0.90%, 1/20/16	250	251

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Banks – 0.8% – continued
1.30%, 7/25/16	$250	$252
2.75%, 3/9/17	250	259

National Bank of Canada, 1.45%, 11/7/17	250	248

Royal Bank of Scotland (The) PLC, 4.38%, 3/16/16	175	183

Sumitomo Mitsui Banking Corp., 1.80%, 7/18/17	250	252
2.50%, 7/19/18	250	254
2.25%, 7/11/19	285	283
3.00%, 1/18/23	210	207

Svenska Handelsbanken AB, 1.63%, 3/21/18	900	896
2.50%, 1/25/19	250	254

Toronto-Dominion Bank(The), 2.50%, 7/14/16	150	155
2.38%, 10/19/16	565	581
1.40%, 4/30/18	165	162
2.63%, 9/10/18	200	205

UBS A.G., 5.88%, 7/15/16	450	487
5.88%, 12/20/17	372	419
5.75%, 4/25/18	125	141
4.88%, 8/4/20	400	445

Westpac Banking Corp., 3.00%, 12/9/15	200	206
0.95%, 1/12/16	500	502
2.00%, 8/14/17	300	304
2.25%, 7/30/18	250	252
2.25%, 1/17/19	250	251
4.88%, 11/19/19	250	279
		18,551

Chemicals – 0.1%

Agrium, Inc., 3.15%, 10/1/22	200	195
7.13%, 5/23/36	100	130
6.13%, 1/15/41	100	119

LYB International Finance B.V., 4.00%, 7/15/23	185	192
4.88%, 3/15/44	65	66

Potash Corp. of Saskatchewan, Inc., 6.50%, 5/15/19	635	754

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Chemicals – 0.1% – continued
5.88%, 12/1/36	$50	$60
5.63%, 12/1/40	250	296
		1,812

Communications Equipment – 0.0%

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	150	157

Diversified Banks – 0.6%

Bank of Montreal, 1.30%, 7/15/16	150	151
2.50%, 1/11/17	500	515
1.40%, 9/11/17	250	250
1.45%, 4/9/18	250	247
2.38%, 1/25/19	35	35
2.55%, 11/6/22	300	290

Bank of Nova Scotia (The), 2.05%, 10/7/15	100	102
0.75%, 10/9/15	250	251
0.95%, 3/15/16	150	151
1.38%, 7/15/16	250	252
2.55%, 1/12/17	500	515
1.25%, 4/11/17	150	150
1.30%, 7/21/17	100	99
1.38%, 12/18/17	250	247
2.05%, 6/5/19	200	198
2.13%, 9/11/19	225	224
4.38%, 1/13/21	250	275

BNP Paribas S.A., 2.38%, 9/14/17	625	636
2.45%, 3/17/19	110	110
5.00%, 1/15/21	1,000	1,111
3.25%, 3/3/23	250	246

HSBC Holdings PLC, 5.10%, 4/5/21	1,100	1,238
4.88%, 1/14/22	500	556
4.00%, 3/30/22	500	526
6.50%, 9/15/37	300	369
6.80%, 6/1/38	150	192

Royal Bank of Canada, 0.80%, 10/30/15	200	201
0.63%, 12/4/15	240	240
2.63%, 12/15/15	180	184
0.85%, 3/8/16	150	150
2.88%, 4/19/16	200	207

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Diversified Banks – 0.6% – continued
2.30%, 7/20/16	$250	$257
1.13%, 7/22/16	275	276
1.45%, 9/9/16	100	101
1.25%, 6/16/17	100	100
1.20%, 9/19/17	400	398
2.20%, 7/27/18	350	354
2.00%, 10/1/18	320	323
2.20%, 9/23/19	275	274

Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	200	233

Societe Generale S.A., 2.75%, 10/12/17	250	257
2.63%, 10/1/18	250	253
		12,744

Exploration & Production – 0.5%

Alberta Energy Co. Ltd., 7.38%, 11/1/31	75	98

Anadarko Finance Co., 7.50%, 5/1/31	35	47

Burlington Resources Finance Co., 7.20%, 8/15/31	200	275

Canadian Natural Resources Ltd., 5.70%, 5/15/17	225	249
3.45%, 11/15/21	275	283
6.25%, 3/15/38	150	183
6.75%, 2/1/39	50	65

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	250	232

Encana Corp., 5.90%, 12/1/17	510	572
3.90%, 11/15/21	330	341
6.50%, 8/15/34	100	123
6.63%, 8/15/37	330	413

Nexen Energy ULC, 6.20%, 7/30/19	60	70
7.88%, 3/15/32	75	103
6.40%, 5/15/37	600	731

Petro-Canada, 6.05%, 5/15/18	50	57
5.95%, 5/15/35	100	119
6.80%, 5/15/38	180	237

Petroleos Mexicanos, 5.75%, 3/1/18	190	210

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Exploration & Production – 0.5% – continued
3.50%, 7/18/18	$85	$88
6.00%, 3/5/20	550	626
5.50%, 1/21/21	1,810	1,992
4.88%, 1/24/22	2,000	2,125
3.50%, 1/30/23	75	72
6.63%, 6/15/35	200	232
6.50%, 6/2/41	190	220

Talisman Energy, Inc., 7.75%, 6/1/19	560	679
7.25%, 10/15/27	400	500
		10,942

Financial Services – 0.0%

Invesco Finance PLC, 4.00%, 1/30/24	100	104

Food & Beverage – 0.1%

Diageo Capital PLC, 5.50%, 9/30/16	150	163
1.50%, 5/11/17	235	236
5.75%, 10/23/17	850	955
1.13%, 4/29/18	275	269
3.88%, 4/29/43	75	70
		1,693

Government Agencies – 0.2%

Hydro-Quebec, 2.00%, 6/30/16	75	77
1.38%, 6/19/17	250	251
9.40%, 2/1/21	200	271

Japan Bank for International Cooperation, 2.50%, 5/18/16	300	309
1.13%, 7/19/17	750	748
1.75%, 11/13/18	500	500
1.75%, 5/29/19	1,000	993

Oesterreichische Kontrollbank A.G., 5.00%, 4/25/17	100	110
1.63%, 3/12/19	300	298
2.38%, 10/1/21	1,000	1,001

Svensk Exportkredit AB, 5.13%, 3/1/17	500	548
1.75%, 5/30/17	250	254
		5,360

Government Development Banks – 0.7%

Export Development Canada, 0.88%, 1/30/17	750	750

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Government Development Banks – 0.7% – continued
1.50%, 10/3/18	$250	$249

Export-Import Bank of Korea, 4.00%, 1/11/17	200	211
4.00%, 1/29/21	1,000	1,051

KFW, 0.50%, 4/19/16	800	800
2.00%, 6/1/16	500	512
4.88%, 1/17/17	200	218
1.25%, 2/15/17	500	504
4.38%, 3/15/18	375	412
1.88%, 4/1/19	1,000	1,005
4.00%, 1/27/20	1,500	1,650
2.75%, 9/8/20	500	517
2.75%, 10/1/20	1,000	1,033
2.63%, 1/25/22	900	915
2.00%, 10/4/22	250	241
2.13%, 1/17/23	1,000	970
2.47%, 4/18/36(6)	500	244

Korea Development Bank (The), 1.00%, 1/22/16	200	200
3.50%, 8/22/17	850	891
3.00%, 3/17/19	200	204
3.00%, 9/14/22	215	210

Korea Finance Corp., 2.25%, 8/7/17	300	303

Landwirtschaftliche Rentenbank, 2.13%, 7/15/16	250	257
5.13%, 2/1/17	900	987
1.88%, 9/17/18	200	202
1.38%, 10/23/19	140	136
		14,672

Government Local – 0.0%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	546

Government Regional – 0.5%

Province of British Columbia, 2.10%, 5/18/16	185	189
2.65%, 9/22/21	150	152
2.00%, 10/23/22	300	287
7.25%, 9/1/36	175	261

Province of Manitoba Canada, 4.90%, 12/6/16	200	218

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Government Regional – 0.5% – continued
1.30%, 4/3/17	$165	$166
1.75%, 5/30/19	100	99
9.25%, 4/1/20	150	198
2.10%, 9/6/22	100	96

Province of Nova Scotia Canada, 8.25%, 7/30/22	350	471

Province of Ontario Canada, 4.75%, 1/19/16	200	211
5.45%, 4/27/16	350	376
2.30%, 5/10/16	1,000	1,027
4.95%, 11/28/16	650	706
1.10%, 10/25/17	625	621
1.20%, 2/14/18	250	247
1.65%, 9/27/19	250	245
4.00%, 10/7/19	835	909
4.40%, 4/14/20	500	554
2.45%, 6/29/22	500	489

Province of Quebec Canada, 5.13%, 11/14/16	250	272
4.63%, 5/14/18	350	387
2.75%, 8/25/21	100	101
2.63%, 2/13/23	875	858
7.50%, 7/15/23	300	399
7.13%, 2/9/24	100	130
7.50%, 9/15/29	375	531

Province of Saskatchewan Canada, 8.50%, 7/15/22	200	276
		10,476

Hardware – 0.0%

Seagate HDD Cayman, 4.75%, 6/1/23	432	435

Integrated Oils – 0.9%

BP Capital Markets PLC, 3.13%, 10/1/15	100	103
1.38%, 5/10/18	400	393
2.24%, 9/26/18	360	361
4.75%, 3/10/19	1,200	1,322
4.74%, 3/11/21	450	496
2.50%, 11/6/22	595	561
3.99%, 9/26/23	120	124
3.81%, 2/10/24	100	101

Cenovus Energy, Inc., 3.00%, 8/15/22	55	54
6.75%, 11/15/39	590	750

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Integrated Oils – 0.9% – continued

CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17	$200	$200
4.25%, 4/30/24	300	304

Ecopetrol S.A., 4.13%, 1/16/25	1,000	967

Husky Energy, Inc., 6.20%, 9/15/17	600	674
7.25%, 12/15/19	200	244
3.95%, 4/15/22	100	104

Petrobras Global Finance B.V., 2.00%, 5/20/16	100	100

Petrobras International Finance Co S.A., 7.88%, 3/15/19	980	1,124
5.75%, 1/20/20	665	700
5.38%, 1/27/21	3,190	3,224
6.88%, 1/20/40	565	584

Shell International Finance B.V., 0.63%, 12/4/15	200	200
1.13%, 8/21/17	65	65
4.30%, 9/22/19	1,450	1,592
6.38%, 12/15/38	660	865
4.55%, 8/12/43	250	264

Statoil ASA, 1.80%, 11/23/16	100	102
3.13%, 8/17/17	550	577
1.15%, 5/15/18	200	196
5.25%, 4/15/19	850	957
3.15%, 1/23/22	125	127
7.75%, 6/15/23	100	133
7.15%, 1/15/29	250	340
4.25%, 11/23/41	350	350

Suncor Energy, Inc., 6.10%, 6/1/18	480	549
7.15%, 2/1/32	200	273
5.95%, 12/1/34	50	60
6.50%, 6/15/38	285	363

Total Capital Canada Ltd., 1.45%, 1/15/18	500	497

Total Capital International S.A., 0.75%, 1/25/16	100	100
1.50%, 2/17/17	500	504
1.55%, 6/28/17	125	126
3.70%, 1/15/24	125	128

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Integrated Oils – 0.9% – continued

Total Capital S.A., 4.25%, 12/15/21	$200	$219
		21,077

Internet Media – 0.0%

Baidu, Inc., 3.25%, 8/6/18	210	216
3.50%, 11/28/22	200	195
		411

Life Insurance – 0.0%

AXA S.A., 8.60%, 12/15/30	75	101

Machinery Manufacturing – 0.0%

Pentair Finance S.A., 1.35%, 12/1/15	155	156

Tyco Electronics Group S.A., 6.55%, 10/1/17	50	57
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	66

Tyco International Finance S.A., 3.38%, 10/15/15	11	11
		418

Medical Equipment & Devices Manufacturing – 0.1%

Covidien International Finance S.A., 6.00%, 10/15/17	800	904
2.95%, 6/15/23	100	96
6.55%, 10/15/37	25	33

Koninklijke Philips N.V., 3.75%, 3/15/22	250	259
6.88%, 3/11/38	225	301
5.00%, 3/15/42	100	107
		1,700

Metals & Mining – 0.5%

Barrick Gold Corp., 3.85%, 4/1/22	1,175	1,130
4.10%, 5/1/23	295	284

BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	250	264
1.88%, 11/21/16	100	102
1.63%, 2/24/17	600	606
5.40%, 3/29/17	100	110
2.05%, 9/30/18	200	201

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Metals & Mining – 0.5% – continued
6.50%, 4/1/19	$200	$236
3.25%, 11/21/21	250	255
4.13%, 2/24/42	600	574

Goldcorp, Inc., 2.13%, 3/15/18	200	200

Rio Tinto Alcan, Inc., 6.13%, 12/15/33	100	120
5.75%, 6/1/35	100	114

Rio Tinto Finance USA Ltd., 2.50%, 5/20/16	155	159
2.25%, 9/20/16	150	154
6.50%, 7/15/18	675	781
9.00%, 5/1/19	575	736
3.75%, 9/20/21	500	519

Rio Tinto Finance USA PLC, 1.38%, 6/17/16	180	181
2.00%, 3/22/17	150	152
1.63%, 8/21/17	85	86
2.88%, 8/21/22	175	169
4.75%, 3/22/42	150	153
4.13%, 8/21/42	300	278

Teck Resources Ltd., 3.85%, 8/15/17	35	37
3.00%, 3/1/19	85	84
6.00%, 8/15/40	195	196
6.25%, 7/15/41	350	356
5.20%, 3/1/42	125	114
5.40%, 2/1/43	130	121

Vale Overseas Ltd., 4.63%, 9/15/20	1,830	1,920
4.38%, 1/11/22	155	156
		10,548

Oil & Gas Services & Equipment – 0.1%

Noble Holding International Ltd., 6.05%, 3/1/41	70	72

Transocean, Inc., 6.38%, 12/15/21	995	1,058
3.80%, 10/15/22	160	147
6.80%, 3/15/38	200	195

Weatherford International Ltd., 5.50%, 2/15/16	50	53
6.00%, 3/15/18	725	816
6.50%, 8/1/36	125	144
		2,485

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Pharmaceuticals – 0.2%

Actavis Funding SCS, 2.45%, 6/15/19(4)(5)	$125	$121

AstraZeneca PLC, 5.90%, 9/15/17	325	366
1.95%, 9/18/19	225	222
6.45%, 9/15/37	450	584
4.00%, 9/18/42	250	235

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17	250	252

Novartis Securities Investment Ltd., 5.13%, 2/10/19	850	955

Sanofi, 2.63%, 3/29/16	250	257
1.25%, 4/10/18	40	39
4.00%, 3/29/21	500	537

Teva Pharmaceutical Finance Co. B.V., 2.40%, 11/10/16	200	205
3.65%, 11/10/21	35	36
2.95%, 12/18/22	350	333

Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	465	473
		4,615

Pipeline – 0.1%

Enbridge, Inc., 4.00%, 10/1/23	150	155
4.50%, 6/10/44	40	39

TransCanada PipeLines Ltd., 6.50%, 8/15/18	215	249
9.88%, 1/1/21	175	243
4.63%, 3/1/34	100	103
5.85%, 3/15/36	275	322
6.20%, 10/15/37	30	36
7.63%, 1/15/39	715	1,006
6.35%, 5/15/67	100	103
		2,256

Property & Casualty Insurance – 0.1%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	100	111

Aon PLC, 4.25%, 12/12/42	450	424

Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	270	279

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Property & Casualty Insurance – 0.1% – continued

Endurance Specialty Holdings Ltd., 7.00%, 7/15/34	$100	$121

Trinity Acquisition PLC, 6.13%, 8/15/43	75	83

Willis Group Holdings PLC, 5.75%, 3/15/21	450	504

XLIT Ltd., 5.75%, 10/1/21	200	231
6.25%, 5/15/27	50	59
5.25%, 12/15/43	250	275
		2,087

Publishing & Broadcasting – 0.0%

Grupo Televisa S.A.B., 6.63%, 1/15/40	570	686

Railroad – 0.1%

Canadian National Railway Co., 5.55%, 3/1/19	500	572
2.85%, 12/15/21	85	86
6.90%, 7/15/28	25	33
6.20%, 6/1/36	25	32
6.38%, 11/15/37	50	66
3.50%, 11/15/42	150	136

Canadian Pacific Railway Co., 6.50%, 5/15/18	50	57
5.95%, 5/15/37	50	63

Kansas City Southern de Mexico S.A.de C.V., 2.35%, 5/15/20	100	96
		1,141

Software & Services – 0.0%

Thomson Reuters Corp., 3.95%, 9/30/21	200	208
5.50%, 8/15/35	150	163
5.65%, 11/23/43	35	39
		410

Sovereigns – 1.5%

Brazilian Government International Bond, 6.00%, 1/17/17	1,250	1,366
8.00%, 1/15/18	156	171
8.88%, 10/14/19	1,075	1,365
4.88%, 1/22/21	1,000	1,063
8.88%, 4/15/24	600	817

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Sovereigns – 1.5% – continued
10.13%, 5/15/27	$500	$775
7.13%, 1/20/37	250	307
11.00%, 8/17/40	835	908
5.63%, 1/7/41	635	656

Canada Government International Bond, 0.88%, 2/14/17	545	544
1.63%, 2/27/19	165	164

Chile Government International Bond, 3.25%, 9/14/21	400	410
3.63%, 10/30/42	200	175

Colombia Government International Bond, 7.38%, 1/27/17	500	565
7.38%, 3/18/19	250	298
4.38%, 7/12/21	1,000	1,058
7.38%, 9/18/37	350	467
6.13%, 1/18/41	250	292
5.63%, 2/26/44	200	220

Israel Government International Bond, 5.50%, 11/9/16	225	246
5.13%, 3/26/19	250	282
4.00%, 6/30/22	250	267
4.50%, 1/30/43	200	198

Italy Government International Bond, 5.25%, 9/20/16	1,000	1,079
5.38%, 6/12/17	1,675	1,841
5.38%, 6/15/33	175	210

Mexico Government International Bond, 5.63%, 1/15/17	770	840
5.95%, 3/19/19	500	571
5.13%, 1/15/20	1,360	1,510
4.00%, 10/2/23	150	155
7.50%, 4/8/33	100	137
6.75%, 9/27/34	750	952
6.05%, 1/11/40	820	968
4.75%, 3/8/44	1,000	992

Panama Government International Bond, 4.00%, 9/22/24	75	75
6.70%, 1/26/36	550	675

Peruvian Government International Bond, 8.38%, 5/3/16	350	388
7.35%, 7/21/25	250	326
6.55%, 3/14/37	500	630
5.63%, 11/18/50	350	396

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Sovereigns – 1.5% – continued

Philippine Government International Bond, 10.63%, 3/16/25	$500	$785
5.50%, 3/30/26	200	230
6.38%, 10/23/34	500	630
5.00%, 1/13/37	500	554

Poland Government International Bond, 5.00%, 10/19/15	475	496
6.38%, 7/15/19	400	470
5.13%, 4/21/21	150	167
3.00%, 3/17/23	1,000	967
4.00%, 1/22/24	150	154

Republic of Korea, 5.13%, 12/7/16	125	136
7.13%, 4/16/19	150	181
3.88%, 9/11/23	200	214

South Africa Government International Bond, 6.88%, 5/27/19	275	312

Turkey Government International Bond, 3.25%, 3/23/23	250	225
5.75%, 3/22/24	300	319
6.88%, 3/17/36	500	573
6.00%, 1/14/41	1,500	1,552
6.63%, 2/17/45	270	302

Uruguay Government International Bond, 7.63%, 3/21/36	250	332
4.13%, 11/20/45	400	338
		33,296

Supermarkets & Pharmacies – 0.0%

Delhaize Group S.A., 4.13%, 4/10/19	35	37
5.70%, 10/1/40	400	424
		461

Supranationals – 1.4%

African Development Bank, 2.50%, 3/15/16	500	514
1.25%, 9/2/16	40	40
1.13%, 3/15/17	500	502
0.88%, 3/15/18	250	245

Asian Development Bank, 2.50%, 3/15/16	500	515
0.50%, 6/20/16	200	200
5.50%, 6/27/16	600	650

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Supranationals – 1.4% – continued
1.13%, 3/15/17	$355	$356
5.59%, 7/16/18	50	57
1.75%, 9/11/18	150	151
1.75%, 3/21/19	1,500	1,501
1.88%, 4/12/19	150	151
1.38%, 3/23/20	250	242

Corp. Andina de Fomento, 4.38%, 6/15/22	613	655

Council Of Europe Development Bank, 2.63%, 2/16/16	350	360
1.25%, 9/22/16	150	152
1.50%, 6/19/17	200	202

European Bank for Reconstruction & Development, 2.50%, 3/15/16	300	309
1.38%, 10/20/16	150	152
1.00%, 2/16/17	500	501
0.75%, 9/1/17	300	297
1.00%, 6/15/18	150	147
1.75%, 6/14/19	200	199
1.50%, 3/16/20	250	242

European Investment Bank, 1.38%, 10/20/15	500	506
2.25%, 3/15/16	400	410
1.13%, 12/15/16	1,000	1,008
4.88%, 1/17/17	800	872
1.75%, 3/15/17	1,000	1,019
0.88%, 4/18/17	400	399
5.13%, 5/30/17	350	387
1.63%, 6/15/17	250	254
1.00%, 8/17/17	250	249
1.00%, 12/15/17	1,000	991
1.00%, 3/15/18	2,000	1,972
1.00%, 6/15/18	1,650	1,619
1.63%, 12/18/18	400	399
1.88%, 3/15/19	250	251
2.50%, 4/15/21	1,500	1,522
2.13%, 10/15/21	200	197
3.25%, 1/29/24	250	262
4.88%, 2/15/36	200	244

Inter-American Development Bank, 0.88%, 11/15/16	250	251
1.13%, 3/15/17	1,000	1,009
0.88%, 3/15/18	500	491

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Supranationals – 1.4% – continued
1.75%, 8/24/18	$250	$252
4.25%, 9/10/18	400	441
1.13%, 9/12/19	200	194
3.88%, 9/17/19	600	659
3.88%, 2/14/20	500	548
3.00%, 2/21/24	150	155
3.88%, 10/28/41	200	205

International Bank for Reconstruction & Development, 2.13%, 3/15/16	1,000	1,023
5.00%, 4/1/16	450	479
0.50%, 4/15/16	450	449
0.50%, 5/16/16	210	209
1.00%, 9/15/16	500	503
0.88%, 4/17/17	1,000	1,001
9.25%, 7/15/17	100	122
2.25%, 6/24/21	500	497
4.75%, 2/15/35	25	30

International Finance Corp., 0.50%, 5/16/16	375	374
1.13%, 11/23/16	500	503
1.00%, 4/24/17	890	890
0.88%, 6/15/18	500	489
1.75%, 9/16/19	250	249

Nordic Investment Bank, 0.50%, 4/14/16	250	250
5.00%, 2/1/17	100	109
1.88%, 6/14/19	200	200
		32,483

Travel & Lodging – 0.0%

Carnival Corp., 1.20%, 2/5/16	55	55

Winding Up Agencies – 0.0%

FMS Wertmanagement AoeR, 1.63%, 11/20/18	300	299

Wireless Telecommunications Services – 0.3%

America Movil S.A.B. de C.V., 2.38%, 9/8/16	700	715
3.13%, 7/16/22	295	287
6.13%, 11/15/37	315	368
6.13%, 3/30/40	185	215

Orange S.A., 5.38%, 7/8/19	600	675

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Wireless Telecommunications Services – 0.3% – continued
9.00%, 3/1/31	$610	$899

Rogers Communications, Inc., 6.80%, 8/15/18	700	820
3.00%, 3/15/23	80	76
5.45%, 10/1/43	100	109
5.00%, 3/15/44	75	77

Vodafone Group PLC, 5.63%, 2/27/17	325	356
1.63%, 3/20/17	250	250
1.25%, 9/26/17	300	296
2.95%, 2/19/23	500	471
7.88%, 2/15/30	200	268
6.15%, 2/27/37	635	729
		6,611

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC, 5.95%, 1/15/18	575	649
9.63%, 12/15/30	100	157

Deutsche Telekom International Finance B.V., 5.75%, 3/23/16	525	561
8.75%, 6/15/30	400	582

Nippon Telegraph & Telephone Corp., 1.40%, 7/18/17	150	150

Telefonica Emisiones S.A.U., 5.13%, 4/27/20	910	1,000
5.46%, 2/16/21	370	412
4.57%, 4/27/23	150	157
7.05%, 6/20/36	110	139

Telefonica Europe B.V., 8.25%, 9/15/30	85	115

Telefonos de Mexico S.A.B. de C.V., 5.50%, 11/15/19	305	345
		4,267
Total Foreign Issuer Bonds
(Cost $196,168)		203,000

U.S. GOVERNMENT AGENCIES – 32.8% (7)

Fannie Mae – 15.0%
1.63%, 10/26/15	1,000	1,015
0.38%, 12/21/15	2,000	2,003
2.25%, 3/15/16	2,500	2,565
0.50%, 3/30/16	2,000	2,002
2.38%, 4/11/16	3,000	3,088

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued
0.52%, 5/20/16	$2,000	$1,998
1.25%, 9/28/16	3,700	3,744
1.38%, 11/15/16	2,000	2,030
4.88%, 12/15/16	4,200	4,581
1.25%, 1/30/17	2,000	2,018
5.00%, 5/11/17	1,000	1,104
5.38%, 6/12/17	1,000	1,116
1.88%, 9/18/18	1,000	1,010
2.63%, 9/6/24	2,000	1,967
7.13%, 1/15/30	1,500	2,192
6.63%, 11/15/30	200	284
5.63%, 7/15/37	1,000	1,334

Fannie Mae-Aces, Series 2011-M2, Class A2, 3.65%, 4/25/21	195	207

Fannie Mae-Aces, Series 2011-M5, Class A2, 2.94%, 7/25/21	750	762

Fannie Mae-Aces, Series 2013-M11, Class A, 1.50%, 1/25/18	168	170

Fannie Mae-Aces, Series 2013-M14, Class A2, 3.33%, 10/25/23	200	205

Fannie Mae-Aces, Series 2013-M9, Class A2, 2.39%, 1/25/23	150	144

Fannie Mae-Aces, Series 2014-M1, Class ASQ2, 2.32%, 11/25/18	500	501

Fannie Mae-Aces, Series 2014-M4, Class A2, 3.35%, 3/25/24	545	560

Fannie Mae-Aces, Series 2014-M4, Class ASQ2, 1.27%, 1/25/17	56	56

Fannie Mae-Aces, Series 2014-M6, Class A2, 2.68%, 5/25/21	500	501

Pool #255376, 6.00%, 8/1/19	52	55

Pool #255695, 2.38%, 3/1/35	22	24

Pool #256792, 6.50%, 6/1/22	79	87

Pool #256925, 6.00%, 10/1/37	74	84

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #256959, 6.00%, 11/1/37	$333	$376

Pool #256985, 7.00%, 11/1/37	95	104

Pool #257042, 6.50%, 1/1/38	598	677

Pool #257106, 4.50%, 1/1/28	10	11

Pool #257237, 4.50%, 6/1/28	94	101

Pool #257243, 7.00%, 6/1/38	335	385

Pool #357630, 5.00%, 10/1/19	46	49

Pool #707791, 5.00%, 6/1/33	333	369

Pool #709239, 5.00%, 7/1/18	275	290

Pool #725185, 5.00%, 2/1/19	63	67

Pool #725425, 5.50%, 4/1/34	118	132

Pool #730811, 4.50%, 8/1/33	227	246

Pool #735222, 5.00%, 2/1/35	71	79

Pool #735358, 5.50%, 2/1/35	304	341

Pool #735502, 6.00%, 4/1/35	41	46

Pool #737853, 5.00%, 9/1/33	554	613

Pool #745336, 5.00%, 3/1/36	1,524	1,685

Pool #745418, 5.50%, 4/1/36	114	127

Pool #745754, 5.00%, 9/1/34	744	824

Pool #745826, 6.00%, 7/1/36	409	463

Pool #746272, 4.00%, 10/1/18	197	209

Pool #747383, 5.50%, 10/1/33	229	257

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #753678, 2.18%, 12/1/33	$151	$163

Pool #755632, 5.00%, 4/1/34	250	276

Pool #766083, 2.24%, 2/1/34	3	3

Pool #772730, 5.00%, 4/1/34	210	231

Pool #773287, 2.24%, 3/1/35	165	177

Pool #790406, 6.00%, 9/1/34	153	175

Pool #793666, 5.50%, 9/1/34	165	186

Pool #796250, 5.50%, 11/1/34	70	78

Pool #800471, 5.50%, 10/1/34	661	740

Pool #807701, 4.50%, 12/1/19	39	41

Pool #811944, 4.50%, 1/1/20	51	54

Pool #817795, 6.00%, 8/1/36	66	74

Pool #821912, 1.82%, 6/1/35	297	316

Pool #822455, 2.44%, 4/1/35	76	81

Pool #826057, 5.00%, 7/1/35	183	204

Pool #826368, 2.14%, 7/1/35	119	127

Pool #826585, 5.00%, 8/1/35	364	402

Pool #828523, 5.00%, 7/1/35	108	119

Pool #831676, 6.50%, 8/1/36	44	51

Pool #832628, 5.50%, 9/1/20	69	74

Pool #833067, 5.50%, 9/1/35	465	520

Pool #833163, 5.00%, 9/1/35	270	299

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #840577, 5.00%, 10/1/20	$44	$47

Pool #844909, 4.50%, 10/1/20	13	14

Pool #845425, 6.00%, 2/1/36	385	437

Pool #846600, 2.48%, 1/1/36	314	337

Pool #847921, 5.50%, 11/1/20	196	213

Pool #863759, 4.00%, 12/1/20	32	34

Pool #864435, 4.50%, 12/1/20	89	95

Pool #868435, 6.00%, 4/1/36	341	391

Pool #869710, 6.00%, 4/1/36	186	211

Pool #871135, 6.00%, 1/1/37	103	118

Pool #880505, 6.00%, 8/1/21	24	25

Pool #881818, 6.50%, 8/1/36	285	322

Pool #882055, 1.89%, 6/1/36	91	95

Pool #885769, 6.00%, 6/1/36	43	49

Pool #885866, 6.00%, 6/1/36	147	168

Pool #887111, 5.50%, 5/1/20	51	54

Pool #888100, 5.50%, 9/1/36	436	489

Pool #888152, 5.00%, 5/1/21	109	116

Pool #888205, 6.50%, 2/1/37	111	127

Pool #888318, 2.27%, 2/1/37	68	73

Pool #888447, 4.00%, 5/1/21	59	63

Pool #889224, 5.50%, 1/1/37	550	615

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #889390, 6.00%, 3/1/23	$84	$92

Pool #889401, 6.00%, 3/1/38	274	310

Pool #889415, 6.00%, 5/1/37	1,153	1,310

Pool #889579, 6.00%, 5/1/38	616	697

Pool #889630, 6.50%, 3/1/38	72	82

Pool #889886, 7.00%, 12/1/37	95	105

Pool #889970, 5.00%, 12/1/36	417	461

Pool #890234, 6.00%, 10/1/38	287	329

Pool #890329, 4.00%, 4/1/26	4,820	5,167

Pool #890339, 5.00%, 9/1/20	431	456

Pool #892536, 6.50%, 9/1/36	59	67

Pool #892968, 6.50%, 8/1/21	7	8

Pool #893363, 5.00%, 6/1/36	125	139

Pool #893366, 5.00%, 4/1/35	187	207

Pool #894453, 2.58%, 9/1/36	147	160

Pool #898417, 6.00%, 10/1/36	69	78

Pool #899079, 5.00%, 3/1/37	135	149

Pool #902188, 2.42%, 11/1/36	14	15

Pool #902414, 5.50%, 11/1/36	261	291

Pool #905090, 5.50%, 10/1/21	94	100

Pool #905759, 2.35%, 12/1/36	47	51

Pool #906090, 5.50%, 1/1/37	303	339

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #910147, 5.00%, 3/1/22	$136	$147

Pool #912414, 4.50%, 1/1/22	40	42

Pool #915499, 5.00%, 3/1/37	232	256

Pool #915870, 7.00%, 4/1/37	28	33

Pool #918515, 5.00%, 6/1/37	239	263

Pool #920457, 2.85%, 8/1/36	12	13

Pool #920988, 2.00%, 11/1/36	12	12

Pool #923123, 5.00%, 4/1/36	40	45

Pool #923166, 7.50%, 1/1/37	61	74

Pool #928261, 4.50%, 3/1/36	136	148

Pool #928584, 6.50%, 8/1/37	515	593

Pool #928909, 6.00%, 12/1/37	4	4

Pool #928915, 6.00%, 11/1/37	28	32

Pool #930606, 4.00%, 2/1/39	1,214	1,282

Pool #931195, 4.50%, 5/1/24	337	360

Pool #931665, 4.50%, 7/1/24	1,076	1,148

Pool #932023, 5.00%, 1/1/38	225	248

Pool #932741, 4.50%, 4/1/40	786	858

Pool #934466, 5.50%, 9/1/23	203	222

Pool #940623, 5.50%, 8/1/37	101	112

Pool #943388, 6.00%, 6/1/37	376	424

Pool #943617, 6.00%, 8/1/37	318	365

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #945876, 5.50%, 8/1/37	$39	$43

Pool #946527, 7.00%, 9/1/37	64	70

Pool #947216, 6.00%, 10/1/37	127	145

Pool #949391, 5.50%, 8/1/22	20	21

Pool #953018, 6.50%, 10/1/37	225	255

Pool #953910, 6.00%, 11/1/37	172	195

Pool #955771, 6.50%, 10/1/37	209	236

Pool #959604, 6.50%, 11/1/37	26	29

Pool #959880, 5.50%, 11/1/37	98	109

Pool #962687, 5.00%, 4/1/38	350	386

Pool #963735, 4.50%, 6/1/23	154	166

Pool #965389, 6.00%, 10/1/23	154	162

Pool #966660, 6.00%, 12/1/37	4	5

Pool #968037, 6.00%, 1/1/38	248	280

Pool #969632, 6.50%, 1/1/38	73	83

Pool #970013, 4.50%, 6/1/38	224	241

Pool #971734, 4.50%, 4/1/37	42	45

Pool #972452, 5.50%, 3/1/38	449	500

Pool #975365, 5.00%, 6/1/23	92	100

Pool #976963, 5.50%, 2/1/38	3,691	4,114

Pool #981704, 5.00%, 6/1/23	271	286

Pool #981823, 2.35%, 6/1/38	55	56

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #981854, 5.50%, 7/1/38	$310	$345

Pool #984075, 4.50%, 6/1/23	97	104

Pool #986760, 5.50%, 7/1/38	977	1,089

Pool #987114, 5.50%, 9/1/23	29	31

Pool #987115, 5.50%, 9/1/23	64	68

Pool #992472, 6.00%, 10/1/38	110	125

Pool #992491, 4.50%, 10/1/23	72	77

Pool #993055, 5.50%, 12/1/38	85	95

Pool #995018, 5.50%, 6/1/38	204	227

Pool #995203, 5.00%, 7/1/35	1,165	1,289

Pool #995266, 5.00%, 12/1/23	927	1,008

Pool #995737, 5.00%, 2/1/38	2,138	2,365

Pool #995879, 6.00%, 4/1/39	288	326

Pool #AA0451, 6.00%, 12/1/23	16	17

Pool #AA0649, 5.00%, 12/1/38	696	773

Pool #AA2939, 4.50%, 4/1/39	1,072	1,171

Pool #AA4482, 4.00%, 4/1/39	1,051	1,111

Pool #AA4562, 4.50%, 9/1/39	977	1,067

Pool #AA8978, 4.50%, 7/1/39	243	265

Pool #AA9357, 4.50%, 8/1/39	1,226	1,325

Pool #AB1048, 4.50%, 5/1/40	1,456	1,582

Pool #AB2067, 3.50%, 1/1/41	1,623	1,665

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #AB2092, 4.00%, 1/1/41	$710	$751

Pool #AB2272, 4.50%, 2/1/41	1,227	1,341

Pool #AB2693, 4.50%, 4/1/41	692	750

Pool #AB2768, 4.50%, 4/1/41	1,037	1,129

Pool #AB3246, 5.00%, 7/1/41	649	720

Pool #AB4057, 4.00%, 12/1/41	3,158	3,332

Pool #AB4293, 3.50%, 1/1/42	1,995	2,043

Pool #AB5049, 4.00%, 4/1/42	3,752	3,960

Pool #AB6016, 3.50%, 8/1/42	1,499	1,535

Pool #AB6293, 3.50%, 9/1/27	2,813	2,964

Pool #AB7076, 3.00%, 11/1/42	4,021	3,974

Pool #AB7733, 3.00%, 1/1/43	3,356	3,316

Pool #AB8823, 3.00%, 3/1/43	5,991	5,918

Pool #AB9363, 3.50%, 5/1/43	4,722	4,837

Pool #AB9990, 3.00%, 7/1/33	372	378

Pool #AC2947, 5.50%, 9/1/39	1,428	1,603

Pool #AC2969, 5.00%, 9/1/39	3,751	4,177

Pool #AC3263, 4.50%, 9/1/29	394	432

Pool #AC3312, 4.50%, 10/1/39	2,008	2,170

Pool #AC4861, 4.50%, 11/1/24	764	822

Pool #AC5040, 4.00%, 10/1/24	479	511

Pool #AC6118, 4.50%, 11/1/39	591	639

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #AC6742, 4.50%, 1/1/40	$2,018	$2,200

Pool #AC8518, 5.00%, 12/1/39	1,208	1,335

Pool #AC9581, 5.50%, 1/1/40	2,242	2,513

Pool #AD0119, 6.00%, 7/1/38	1,013	1,145

Pool #AD0585, 4.50%, 12/1/39	934	1,023

Pool #AD0639, 6.00%, 12/1/38	265	300

Pool #AD0969, 5.50%, 8/1/37	954	1,067

Pool #AD5241, 4.50%, 7/1/40	822	889

Pool #AD5525, 5.00%, 6/1/40	997	1,108

Pool #AD5556, 4.00%, 6/1/25	370	394

Pool #AD7859, 5.00%, 6/1/40	657	727

Pool #AE0289, 3.62%, 5/1/40	289	310

Pool #AE0949, 4.00%, 2/1/41	2,171	2,291

Pool #AE0971, 4.00%, 5/1/25	287	307

Pool #AE0981, 3.50%, 3/1/41	1,606	1,644

Pool #AE1807, 4.00%, 10/1/40	3,026	3,193

Pool #AE3873, 4.50%, 10/1/40	468	506

Pool #AE5436, 4.50%, 10/1/40	567	614

Pool #AE5767, 3.55%, 5/1/41	291	307

Pool #AH0525, 4.00%, 12/1/40	2,291	2,418

Pool #AH1295, 3.50%, 1/1/26	797	841

Pool #AH2488, 3.25%, 2/1/41	238	250

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #AH3226, 5.00%, 2/1/41	$335	$371

Pool #AH4158, 4.00%, 1/1/41	423	446

Pool #AH5573, 4.00%, 2/1/41	1,674	1,771

Pool #AH5614, 3.50%, 2/1/26	860	908

Pool #AH8854, 4.50%, 4/1/41	568	615

Pool #AI1247, 4.00%, 4/1/26	448	478

Pool #AI3470, 4.50%, 6/1/41	949	1,027

Pool #AI4361, 3.00%, 9/1/41	142	149

Pool #AI4380, 2.94%, 11/1/41	113	118

Pool #AI5539, 3.52%, 6/1/41	180	191

Pool #AI5603, 4.50%, 7/1/41	511	553

Pool #AI7743, 4.00%, 8/1/41	753	794

Pool #AI9137, 2.50%, 11/1/27	2,641	2,672

Pool #AI9555, 4.00%, 9/1/41	1,323	1,397

Pool #AI9828, 2.88%, 11/1/41	242	252

Pool #AJ2001, 3.10%, 10/1/41	171	178

Pool #AJ4093, 3.50%, 10/1/26	238	251

Pool #AJ4408, 4.50%, 10/1/41	326	352

Pool #AJ6086, 3.00%, 12/1/26	581	601

Pool #AJ9152, 3.50%, 12/1/26	2,595	2,734

Pool #AJ9218, 4.00%, 2/1/42	1,505	1,588

Pool #AJ9326, 3.50%, 1/1/42	2,053	2,108

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #AJ9355, 3.00%, 1/1/27	$1,353	$1,399

Pool #AK4524, 4.50%, 3/1/42	4,192	4,538

Pool #AK4813, 3.50%, 3/1/42	939	962

Pool #AK4945, 3.50%, 2/1/42	1,107	1,133

Pool #AK7766, 2.50%, 3/1/27	1,548	1,566

Pool #AK9444, 4.00%, 3/1/42	621	661

Pool #AL0442, 5.50%, 6/1/40	260	291

Pool #AL0766, 4.00%, 9/1/41	2,381	2,519

Pool #AL1449, 4.00%, 1/1/42	2,378	2,510

Pool #AL1849, 6.00%, 2/1/39	1,048	1,200

Pool #AL1939, 3.50%, 6/1/42	2,449	2,511

Pool #AL2243, 4.00%, 3/1/42	2,836	2,992

Pool #AL2303, 4.50%, 6/1/26	1,051	1,118

Pool #AL2326, 4.50%, 4/1/42	5,323	5,763

Pool #AL2397, 2.71%, 8/1/42	333	343

Pool #AL2893, 3.50%, 12/1/42	5,261	5,403

Pool #AL3396, 2.50%, 3/1/28	1,325	1,340

Pool #AL3950, 1.74%, 8/1/43	172	174

Pool #AL4462, 2.50%, 6/1/28	2,156	2,181

Pool #AL4908, 4.00%, 2/1/44	2,485	2,629

Pool #AL5254, 3.00%, 11/1/27	1,834	1,896

Pool #AL5377, 4.00%, 6/1/44	5,878	6,229

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #AL5785, 4.00%, 9/1/44 (8)	$3,187	$3,364

Pool #AO0752, 3.00%, 4/1/42	1,171	1,157

Pool #AO0800, 3.00%, 4/1/27	1,206	1,247

Pool #AO2973, 3.50%, 5/1/42	2,607	2,681

Pool #AO4136, 3.50%, 6/1/42	1,907	1,953

Pool #AO7970, 2.50%, 6/1/27	776	785

Pool #AO8031, 3.50%, 7/1/42	4,598	4,709

Pool #AO8629, 3.50%, 7/1/42	801	820

Pool #AP6273, 3.00%, 10/1/42	1,261	1,246

Pool #AQ6784, 3.50%, 12/1/42	1,723	1,765

Pool #AR1706, 2.50%, 1/1/28	6,374	6,448

Pool #AR3054, 3.00%, 1/1/28	1,676	1,732

Pool #AR3792, 3.00%, 2/1/43	1,207	1,193

Pool #AR8151, 3.00%, 3/1/43	1,939	1,916

Pool #AR9582, 3.00%, 3/1/43	681	675

Pool #AS0018, 3.00%, 7/1/43	4,365	4,309

Pool #AS0275, 3.00%, 8/1/33	468	476

Pool #AT0666, 3.50%, 4/1/43	856	878

Pool #AT2720, 3.00%, 5/1/43	2,035	2,016

Pool #AT3164, 3.00%, 4/1/43	3,262	3,224

Pool #AT3180, 3.00%, 5/1/43	3,826	3,781

Pool #AT5026, 3.00%, 5/1/43	3,646	3,601

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued

Pool #AU1657, 2.50%, 7/1/28	$985	$997

Pool #AU1808, 3.00%, 8/1/43	3,165	3,124

Pool #AU3164, 3.00%, 8/1/33	374	380

Pool #AU4336, 2.22%, 8/1/43	815	820

Pool #AU5918, 3.00%, 9/1/43	2,886	2,849

Pool #AU5919, 3.50%, 9/1/43	2,778	2,843

Pool #AV0691, 4.00%, 12/1/43	4,830	5,111

Pool #AV2339, 4.00%, 12/1/43	962	1,018

Pool #AW8595, 3.00%, 8/1/29	795	822

Pool #MA0361, 4.00%, 3/1/30	446	474

Pool #MA0667, 4.00%, 3/1/31	985	1,053

Pool #MA0706, 4.50%, 4/1/31	1,360	1,480

Pool #MA0711, 3.50%, 4/1/31	550	574

Pool #MA0804, 4.00%, 7/1/31	666	712

Pool #MA0976, 3.50%, 2/1/32	1,234	1,288

Pool #MA1107, 3.50%, 7/1/32	1,505	1,571

Pool #MA1138, 3.50%, 8/1/32	803	838

Pool #MA1141, 3.00%, 8/1/32	391	398

Pool #MA1200, 3.00%, 10/1/32	2,085	2,124

Pool #MA1432, 3.00%, 5/1/33	1,994	2,025

Pool #MA1511, 2.50%, 7/1/33	557	547

Pool TBA, 2.00%, 10/14/29 (8)	3,000	2,936

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Fannie Mae – 15.0% – continued
2.50%, 10/14/29 (8)	$799	$803
3.00%, 10/14/29 (8)	5,596	5,764
2.50%, 10/14/44 (8)	1,900	1,799
3.50%, 10/14/44 (8)	5,827	5,956
4.00%, 10/14/44 (8)	3,500	3,688
		337,854

Federal Home Loan Bank – 0.5%
0.50%, 11/20/15	5,000	5,013
5.13%, 10/19/16	5,450	5,952
5.50%, 7/15/36	500	648
		11,613

Freddie Mac – 2.3%
5.25%, 4/18/16	500	537
2.50%, 5/27/16	4,000	4,133
2.00%, 8/25/16	5,675	5,825
5.00%, 2/16/17	500	548
1.00%, 3/8/17	2,500	2,507
1.00%, 9/27/17	3,000	2,983
5.13%, 11/17/17	500	559
0.75%, 1/12/18	2,000	1,961
0.88%, 3/7/18	1,000	983
3.75%, 3/27/19	1,000	1,083
1.25%, 10/2/19	1,000	971
2.38%, 1/13/22	3,000	2,983
6.75%, 3/15/31	1,200	1,729

FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A5, 5.09%, 3/25/19	500	562

FHLMC Multifamily Structured Pass Through Certificates, Series K005, Class A1, 3.48%, 4/25/19	425	446

FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2, 4.22%, 3/25/20	245	268

FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A1, 2.75%, 12/25/19	164	169

FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2, 3.53%, 6/25/20	263	278

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac – 2.3% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.97%, 1/25/21	$340	$368

FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.87%, 4/25/21	500	538

FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.87%, 12/25/21	250	253

FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2, 2.79%, 1/25/22	500	504

FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1, 1.46%, 9/25/21	436	429

FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2, 2.37%, 5/25/22	250	244

FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2, 2.31%, 8/25/22	500	484

FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2, 2.57%, 9/25/22	500	493

FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1, 1.88%, 4/25/22	481	475

FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	500	517

FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2, 3.30%, 4/25/23	377	389

FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, 7/25/23	500	506

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac – 2.3% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2, 1.43%, 8/25/17	$280	$281

FHLMC Multifamily Structured Pass Through Certificates, Series K701, Class A2, 3.88%, 11/25/17	200	213

FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.15%, 2/25/18	125	131

FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A1, 1.87%, 1/25/18	27	28

FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.70%, 5/25/18	150	155

FHLMC Multifamily Structured Pass Through Certificates, Series K705, Class A2, 2.30%, 9/25/18	100	102

FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.13%, 1/25/19	400	403

FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	300	298

FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2, 1.87%, 11/25/19	100	98

FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2, 3.13%, 6/25/21	250	258

Pool #1B2934, 2.32%, 3/1/36	288	303

Pool #1B7328, 2.81%, 4/1/37	44	47

Pool #1B7359, 4.05%, 5/1/37	24	24

Pool #1G0911, 2.28%, 4/1/36	186	200

Pool #1G1763, 2.39%, 11/1/35	24	26

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac – 2.3% – continued

Pool #1G2620, 2.36%, 11/1/36	$8	$8

Pool #1G3611, 1.97%, 4/1/37	24	25

Pool #1H2569, 2.48%, 9/1/35	396	424

Pool #1H2605, 2.38%, 4/1/36	110	117

Pool #1J0365, 2.42%, 4/1/37	108	116

Pool #1L1480, 2.08%, 12/1/33	64	66

Pool #1N0243, 2.62%, 8/1/36	15	16

Pool #2B1466, 2.01%, 7/1/43	178	178

Pool #847755, 2.27%, 5/1/37	56	59

Pool #848626, 3.37%, 6/1/41	167	176

Pool #848639, 3.22%, 9/1/41	206	216

Pool TBA, 2.00%, 10/14/29 (8)	1,900	1,859
2.50%, 10/14/29 (8)	1,057	1,063
3.00%, 10/14/29 (8)	689	708
3.00%, 10/14/44 (8)	2,068	2,042
3.50%, 10/14/44 (8)	6,737	6,876
		50,241

Freddie Mac Gold – 7.3%

Pool #A16753, 5.00%, 11/1/33	99	111

Pool #A17665, 5.00%, 1/1/34	150	165

Pool #A27950, 5.50%, 11/1/34	587	657

Pool #A31136, 5.50%, 1/1/35	284	318

Pool #A39306, 5.50%, 11/1/35	528	588

Pool #A46224, 5.00%, 7/1/35	67	74

Pool #A48104, 5.00%, 1/1/36	118	131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #A51296, 6.00%, 8/1/36	$82	$94

Pool #A54897, 6.50%, 8/1/36	100	114

Pool #A56110, 5.50%, 12/1/36	265	294

Pool #A57604, 5.00%, 3/1/37	477	525

Pool #A58718, 5.50%, 3/1/37	37	41

Pool #A59081, 5.50%, 4/1/37	450	501

Pool #A60942, 5.00%, 5/1/37	172	191

Pool #A61560, 5.50%, 10/1/36	787	883

Pool #A61573, 5.00%, 9/1/34	1,303	1,446

Pool #A61597, 5.50%, 12/1/35	84	94

Pool #A64474, 5.50%, 9/1/37	44	49

Pool #A67116, 7.00%, 10/1/37	32	37

Pool #A68761, 5.50%, 9/1/37	142	157

Pool #A69169, 4.50%, 12/1/37	198	213

Pool #A69303, 6.00%, 11/1/37	71	80

Pool #A73778, 5.00%, 2/1/38	205	225

Pool #A74134, 7.00%, 2/1/38	59	67

Pool #A78507, 5.00%, 6/1/38	925	1,026

Pool #A81606, 6.00%, 9/1/38	56	63

Pool #A81856, 7.00%, 9/1/38	21	23

Pool #A83008, 5.50%, 11/1/38	913	1,018

Pool #A84432, 4.50%, 2/1/39	149	161

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #A88476, 4.50%, 9/1/39	$3,066	$3,339

Pool #A88566, 5.00%, 9/1/39	1,587	1,764

Pool #A89346, 4.50%, 10/1/39	1,933	2,086

Pool #A90749, 4.50%, 1/1/40	1,379	1,502

Pool #A91541, 5.00%, 3/1/40	475	528

Pool #A91626, 4.50%, 3/1/40	886	967

Pool #A91942, 4.50%, 4/1/40	667	726

Pool #A94672, 4.50%, 10/1/40	1,002	1,087

Pool #A96296, 4.00%, 1/1/41	1,020	1,078

Pool #A96310, 4.00%, 1/1/41	703	742

Pool #A96995, 4.00%, 2/1/41	1,843	1,943

Pool #A97443, 4.50%, 3/1/41	830	897

Pool #B10630, 4.50%, 11/1/18	198	208

Pool #B17658, 4.50%, 1/1/20	7	7

Pool #B18502, 5.50%, 6/1/20	16	17

Pool #B18931, 4.50%, 3/1/20	21	22

Pool #C03457, 4.50%, 2/1/40	623	672

Pool #C03812, 3.50%, 4/1/42	1,119	1,155

Pool #C03821, 3.50%, 4/1/42	2,645	2,703

Pool #C04268, 3.00%, 10/1/42	3,985	3,940

Pool #C09004, 3.50%, 7/1/42	758	774

Pool #C09042, 3.50%, 5/1/43	1,005	1,027

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #C91009, 5.00%, 11/1/26	$33	$36

Pool #C91247, 5.00%, 4/1/29	247	274

Pool #C91354, 4.00%, 1/1/31	969	1,034

Pool #C91370, 4.50%, 5/1/31	576	627

Pool #C91388, 3.50%, 2/1/32	536	558

Pool #C91402, 4.00%, 10/1/31	862	920

Pool #C91408, 3.50%, 11/1/31	555	578

Pool #C91485, 3.50%, 8/1/32	801	834

Pool #D97197, 5.00%, 2/1/27	10	11

Pool #D97564, 5.00%, 1/1/28	195	215

Pool #D98301, 4.50%, 7/1/29	134	145

Pool #E03033, 3.00%, 2/1/27	1,233	1,270

Pool #E04044, 3.50%, 8/1/27	1,928	2,025

Pool #E04072, 2.50%, 8/1/27	513	519

Pool #E99030, 4.50%, 9/1/18	210	221

Pool #G01907, 4.50%, 8/1/34	81	87

Pool #G01974, 5.00%, 12/1/35	779	861

Pool #G02064, 5.00%, 2/1/36	354	391

Pool #G02069, 5.50%, 3/1/36	61	68

Pool #G02386, 6.00%, 11/1/36	637	721

Pool #G02391, 6.00%, 11/1/36	19	21

Pool #G02540, 5.00%, 11/1/34	139	155

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #G02649, 6.00%, 1/1/37	$26	$29

Pool #G02702, 6.50%, 1/1/37	71	80

Pool #G02789, 6.00%, 4/1/37	2,033	2,295

Pool #G02911, 6.00%, 4/1/37	44	50

Pool #G02973, 6.00%, 6/1/37	77	87

Pool #G03121, 5.00%, 6/1/36	296	327

Pool #G03134, 5.50%, 8/1/36	122	136

Pool #G03176, 5.00%, 8/1/37	112	123

Pool #G03218, 6.00%, 9/1/37	75	84

Pool #G03351, 6.00%, 9/1/37	162	184

Pool #G03513, 6.00%, 11/1/37	190	215

Pool #G03600, 7.00%, 11/1/37	78	87

Pool #G03737, 6.50%, 11/1/37	1,268	1,433

Pool #G03992, 6.00%, 3/1/38	185	208

Pool #G04287, 5.00%, 5/1/38	340	375

Pool #G04459, 5.50%, 6/1/38	286	318

Pool #G04611, 6.00%, 7/1/38	537	605

Pool #G04650, 6.50%, 9/1/38	430	486

Pool #G04817, 5.00%, 9/1/38	194	213

Pool #G05082, 5.00%, 3/1/38	434	480

Pool #G05167, 4.50%, 2/1/39	507	547

Pool #G05457, 4.50%, 5/1/39	2,486	2,706

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #G05725, 4.50%, 11/1/39	$849	$928

Pool #G05733, 5.00%, 11/1/39	761	845

Pool #G05870, 4.50%, 4/1/40	1,005	1,094

Pool #G05876, 4.50%, 4/1/40	2,513	2,752

Pool #G05971, 5.50%, 8/1/40	2,575	2,878

Pool #G06020, 5.50%, 12/1/39	2,256	2,513

Pool #G06767, 5.00%, 10/1/41	1,573	1,740

Pool #G06947, 6.00%, 5/1/40	594	669

Pool #G07030, 4.00%, 6/1/42	4,214	4,462

Pool #G07098, 3.50%, 7/1/42	1,537	1,571

Pool #G07152, 4.00%, 6/1/42	3,597	3,792

Pool #G07171, 4.00%, 8/1/42	1,833	1,935

Pool #G07445, 2.50%, 7/1/43	941	890

Pool #G07787, 4.00%, 8/1/44 (8)	5,818	6,150

Pool #G08189, 7.00%, 3/1/37	39	46

Pool #G08192, 5.50%, 4/1/37	134	150

Pool #G08341, 5.00%, 4/1/39	2,492	2,743

Pool #G08477, 3.50%, 2/1/42	1,398	1,429

Pool #G08537, 3.00%, 7/1/43	3,556	3,516

Pool #G08554, 3.50%, 10/1/43	1,988	2,032

Pool #G11776, 4.50%, 9/1/20	44	47

Pool #G12571, 4.00%, 1/1/22	144	153

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #G12673, 5.00%, 9/1/21	$108	$116

Pool #G12837, 4.50%, 4/1/22	152	163

Pool #G12868, 5.00%, 11/1/22	205	222

Pool #G12869, 5.00%, 9/1/22	178	191

Pool #G13136, 4.50%, 5/1/23	215	232

Pool #G13151, 6.00%, 3/1/23	200	219

Pool #G13201, 4.50%, 7/1/23	119	129

Pool #G13433, 5.50%, 1/1/24	159	175

Pool #G14168, 5.50%, 12/1/24	293	320

Pool #G14239, 4.00%, 9/1/26	3,524	3,759

Pool #G14554, 4.50%, 7/1/26	456	487

Pool #G14891, 3.00%, 10/1/28	787	812

Pool #G15089, 2.50%, 11/1/28	1,319	1,332

Pool #G15134, 3.00%, 5/1/29	506	522

Pool #G18220, 6.00%, 11/1/22	22	24

Pool #G18438, 2.50%, 6/1/27	689	696

Pool #G18442, 3.50%, 8/1/27	1,343	1,410

Pool #G30327, 4.50%, 1/1/27	34	37

Pool #J00991, 4.00%, 1/1/21	63	67

Pool #J02541, 4.00%, 9/1/20	43	45

Pool #J03041, 6.00%, 7/1/21	66	71

Pool #J03736, 5.50%, 11/1/21	72	79

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #J05307, 4.50%, 8/1/22	$19	$21

Pool #J06175, 5.00%, 5/1/21	29	30

Pool #J06465, 6.00%, 11/1/22	20	22

Pool #J06476, 5.50%, 11/1/22	49	53

Pool #J08098, 5.50%, 6/1/23	46	49

Pool #J08202, 5.00%, 7/1/23	58	62

Pool #J08454, 5.00%, 8/1/23	111	120

Pool #J08913, 5.50%, 10/1/23	51	55

Pool #J09148, 5.00%, 12/1/23	65	69

Pool #J09305, 5.00%, 2/1/24	163	172

Pool #J09463, 5.00%, 3/1/24	118	125

Pool #J11136, 4.00%, 11/1/24	118	125

Pool #J12098, 4.50%, 4/1/25	803	847

Pool #J14808, 3.50%, 3/1/26	1,329	1,399

Pool #J17055, 3.00%, 11/1/26	684	704

Pool #J17232, 3.00%, 11/1/26	672	692

Pool #J17932, 3.00%, 3/1/27	1,143	1,178

Pool #J20834, 2.50%, 10/1/27	1,205	1,217

Pool #J21601, 2.50%, 12/1/27	4,586	4,641

Pool #J22069, 2.50%, 1/1/28	277	280

Pool #J22986, 2.50%, 3/1/28	2,354	2,382

Pool #K90071, 3.00%, 2/1/33	1,844	1,880

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #K90641, 3.50%, 6/1/33	$281	$293

Pool #K90791, 3.00%, 7/1/33	732	745

Pool #Q02211, 4.50%, 7/1/41	956	1,039

Pool #Q02605, 4.50%, 8/1/41	2,660	2,876

Pool #Q03085, 4.00%, 9/1/41	562	593

Pool #Q04649, 3.50%, 11/1/41	563	575

Pool #Q08894, 3.50%, 6/1/42	1,272	1,304

Pool #Q09009, 4.00%, 6/1/42	3,306	3,490

Pool #Q10389, 3.50%, 8/1/42	2,146	2,204

Pool #Q10438, 3.50%, 8/1/42	2,072	2,118

Pool #Q14324, 3.00%, 1/1/43	2,022	1,999

Pool #Q14676, 3.00%, 1/1/43	1,335	1,320

Pool #Q15843, 3.00%, 2/1/43	651	643

Pool #Q18339, 3.00%, 5/1/43	604	599

Pool #Q19697, 3.00%, 6/1/43	1,420	1,404

Pool #Q19909, 3.00%, 7/1/43	1,223	1,209

Pool #Q20550, 3.00%, 8/1/43	1,899	1,878

Pool #Q21320, 3.50%, 8/1/43	1,025	1,047

Pool #Q24954, 4.00%, 2/1/44	1,460	1,544

Pool #Q27353, 4.00%, 7/1/44	4,273	4,510

Pool #V80003, 3.00%, 4/1/43	2,700	2,687

Pool #V80004, 3.00%, 4/1/43	756	751

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Freddie Mac Gold – 7.3% – continued

Pool #V80058, 3.00%, 5/1/43	$1,225	$1,217
		164,780

Government National Mortgage Association – 1.3%

Pool TBA, 3.00%, 10/14/44 (8)	3,825	3,849
3.00%, 10/14/44 (8)	3,000	3,020
3.50%, 10/14/44 (8)	10,000	10,333
3.50%, 10/14/44 (8)	3,500	3,617
4.00%, 10/14/44 (8)	814	863
4.50%, 10/14/44 (8)	6,900	7,483
		29,165

Government National Mortgage Association I – 1.9%

Pool #510835, 5.50%, 2/15/35	71	80

Pool #597889, 5.50%, 6/15/33	235	263

Pool #614169, 5.00%, 7/15/33	114	126

Pool #616879, 3.50%, 2/15/42	933	970

Pool #617739, 6.00%, 10/15/37	34	39

Pool #634431, 6.00%, 9/15/34	39	45

Pool #641416, 5.50%, 4/15/35	241	270

Pool #646341, 6.00%, 11/15/36	85	98

Pool #648538, 5.00%, 12/15/35	216	238

Pool #651753, 5.50%, 3/15/36	39	44

Pool #658560, 6.50%, 8/15/36	161	184

Pool #670114, 6.50%, 7/15/37	58	66

Pool #675211, 6.50%, 3/15/38	53	60

Pool #675484, 5.50%, 6/15/38	214	238

Pool #676360, 6.50%, 10/15/37	34	40

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Government National Mortgage Association I – 1.9% – continued

Pool #682899, 6.00%, 9/15/40	$507	$572

Pool #687824, 5.50%, 8/15/38	288	320

Pool #687900, 5.00%, 9/15/38	244	269

Pool #687901, 5.00%, 9/15/38	242	266

Pool #688461, 6.00%, 5/15/38	321	362

Pool #692309, 6.00%, 1/15/39	140	158

Pool #697645, 5.50%, 10/15/38	116	129

Pool #698236, 5.00%, 6/15/39	872	963

Pool #698336, 4.50%, 5/15/39	1,069	1,161

Pool #699277, 6.00%, 9/15/38	80	90

Pool #700918, 5.50%, 11/15/38	421	468

Pool #700972, 5.50%, 11/15/38	115	128

Pool #701196, 6.00%, 10/15/38	126	142

Pool #703677, 5.50%, 6/15/39	341	379

Pool #704185, 5.50%, 1/15/39	110	122

Pool #717175, 4.50%, 6/15/39	1,083	1,189

Pool #719262, 5.00%, 8/15/40	411	456

Pool #720202, 4.50%, 7/15/39	711	781

Pool #723231, 4.00%, 10/15/39	542	576

Pool #723339, 5.00%, 9/15/39	422	468

Pool #726085, 4.00%, 11/15/24	376	400

Pool #728629, 4.50%, 1/15/40	1,558	1,709

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Government National Mortgage Association I – 1.9% – continued

Pool #733663, 4.50%, 5/15/40	$3,013	$3,279

Pool #737286, 4.50%, 5/15/40	1,147	1,259

Pool #737416, 3.50%, 9/15/25	303	321

Pool #738134, 3.50%, 4/15/26	523	554

Pool #738247, 4.50%, 4/15/41	626	680

Pool #745215, 4.00%, 7/15/25	311	330

Pool #747643, 4.50%, 8/15/40	2,416	2,628

Pool #760874, 3.50%, 2/15/26	417	441

Pool #768800, 4.50%, 6/15/41	338	367

Pool #773939, 4.00%, 11/15/41	1,259	1,350

Pool #778957, 3.50%, 3/15/42	1,187	1,237

Pool #781939, 6.00%, 7/15/34	507	587

Pool #782131, 5.50%, 12/15/36	142	158

Pool #782150, 5.50%, 4/15/37	160	178

Pool #782259, 5.00%, 2/15/36	271	299

Pool #782272, 5.50%, 2/15/38	313	348

Pool #782498, 6.00%, 12/15/38	161	182

Pool #782565, 5.00%, 2/15/39	3,268	3,614

Pool #782584, 5.00%, 3/15/39	299	330

Pool #782675, 4.50%, 6/15/24	245	269

Pool #782696, 5.00%, 6/15/39	761	848

Pool #782831, 6.00%, 12/15/39	106	119

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Government National Mortgage Association I – 1.9% – continued

Pool #783176, 4.00%, 11/15/40	$1,567	$1,667

Pool #783467, 4.00%, 10/15/41	5,221	5,549

Pool #AA6089, 3.00%, 2/15/43	725	735

Pool #AB2891, 3.00%, 9/15/42	544	548

Pool #AD8781, 3.00%, 3/15/43	636	644

Pool #AD9016, 3.00%, 4/15/43	898	906
		43,296

Government National Mortgage Association II – 4.4%

Pool #3570, 6.00%, 6/20/34	106	123

Pool #3665, 5.50%, 1/20/35	319	363

Pool #3852, 6.00%, 5/20/36	56	63

Pool #3879, 6.00%, 7/20/36	182	205

Pool #3910, 6.00%, 10/20/36	96	109

Pool #3994, 5.00%, 6/20/37	69	77

Pool #4018, 6.50%, 8/20/37	207	234

Pool #4026, 5.00%, 9/20/37	97	107

Pool #4027, 5.50%, 9/20/37	56	63

Pool #4040, 6.50%, 10/20/37	42	48

Pool #4098, 5.50%, 3/20/38	286	323

Pool #4116, 6.50%, 4/20/38	96	108

Pool #4170, 6.00%, 6/20/38	228	257

Pool #4194, 5.50%, 7/20/38	572	642

Pool #4243, 5.00%, 9/20/38	158	174

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Government National Mortgage Association II – 4.4% – continued

Pool #4244, 5.50%, 9/20/38	$155	$175

Pool #4245, 6.00%, 9/20/38	92	104

Pool #4269, 6.50%, 10/20/38	109	123

Pool #4290, 5.50%, 11/20/38	108	121

Pool #4344, 6.00%, 1/20/39	187	211

Pool #4345, 6.50%, 1/20/39	124	140

Pool #4425, 5.50%, 4/20/39	311	352

Pool #4559, 5.00%, 10/20/39	819	911

Pool #4561, 6.00%, 10/20/39	391	447

Pool #4617, 4.50%, 1/20/40	225	245

Pool #4619, 5.50%, 1/20/40	744	846

Pool #4713, 4.50%, 6/20/40	691	754

Pool #4747, 5.00%, 7/20/40	606	674

Pool #4881, 3.50%, 12/20/40	2,096	2,172

Pool #4882, 4.00%, 12/20/40	5,098	5,426

Pool #4923, 4.50%, 1/20/41	505	551

Pool #5050, 4.00%, 5/20/26	467	497

Pool #5081, 4.00%, 6/20/41	902	959

Pool #5082, 4.50%, 6/20/41	945	1,029

Pool #5083, 5.00%, 6/20/41	3,720	4,132

Pool #5114, 4.00%, 7/20/41	3,570	3,794

Pool #5141, 5.00%, 8/20/41	517	574

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Government National Mortgage Association II – 4.4% – continued

Pool #5175, 4.50%, 9/20/41	$484	$526

Pool #5176, 5.00%, 9/20/41	2,426	2,696

Pool #5202, 3.50%, 10/20/41	1,210	1,253

Pool #5203, 4.00%, 10/20/41	822	873

Pool #5232, 3.50%, 11/20/41	683	707

Pool #5264, 5.50%, 12/20/41	64	73

Pool #5280, 4.00%, 1/20/42	900	956

Pool #5304, 3.50%, 2/20/42	846	876

Pool #5317, 5.50%, 2/20/42	436	488

Pool #5326, 3.00%, 3/20/27	1,199	1,251

Pool #5331, 3.50%, 3/20/42	1,381	1,430

Pool #654804, 6.00%, 5/20/36	191	214

Pool #737602, 4.00%, 11/20/40	706	756

Pool #752757, 4.50%, 11/20/40	1,036	1,139

Pool #755677, 4.00%, 12/20/40	668	714

Pool #766711, 4.00%, 5/20/42	2,639	2,872

Pool #782433, 6.00%, 10/20/38	338	386

Pool #82579, 3.50%, 7/20/40	417	440

Pool #82737, 3.00%, 2/20/41	502	524

Pool #82960, 3.50%, 10/20/41	205	214

Pool #AA5970, 3.00%, 1/20/43	2,353	2,376

Pool #AA6054, 3.00%, 2/20/43	3,237	3,273

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Government National Mortgage Association II – 4.4% – continued

Pool #AA6149, 3.00%, 3/20/43	$2,310	$2,332

Pool #AA6160, 3.50%, 3/20/43	955	990

Pool #AA6243, 3.50%, 4/20/43	375	389

Pool #AB9443, 3.50%, 11/20/42	1,625	1,686

Pool #AD1755, 3.50%, 2/20/43	1,429	1,483

Pool #AD8825, 3.50%, 3/20/43	910	944

Pool #AF5097, 4.00%, 8/20/43	2,845	3,049

Pool #MA0022, 3.50%, 4/20/42	1,396	1,446

Pool #MA0088, 3.50%, 5/20/42	3,115	3,226

Pool #MA0220, 3.50%, 7/20/42	1,590	1,646

Pool #MA0318, 3.50%, 8/20/42	2,879	2,981

Pool #MA0321, 5.00%, 8/20/42	948	1,050

Pool #MA0391, 3.00%, 9/20/42	5,404	5,452

Pool #MA0392, 3.50%, 9/20/42	1,200	1,243

Pool #MA0933, 3.00%, 4/20/43	2,257	2,277

Pool #MA0934, 3.50%, 4/20/43	880	911

Pool #MA1011, 3.00%, 5/20/43	2,176	2,195

Pool #MA1064, 2.50%, 6/20/28	1,331	1,356

Pool #MA1089, 3.00%, 6/20/43	2,316	2,335

Pool #MA1242, 2.00%, 8/20/43	615	631

Pool #MA1285, 3.50%, 9/20/43	1,136	1,177

Pool #MA1839, 4.00%, 4/20/44	960	1,019

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 32.8% (7) – continued

Government National Mortgage Association II – 4.4% – continued

Pool #MA1851, 2.50%, 4/20/44	$290	$296

Pool #MA1920, 4.00%, 5/20/44	1,081	1,148

Pool #MA2224, 4.00%, 9/20/44	5,488	5,829
		98,261

Tennessee Valley Authority – 0.1%
5.50%, 7/18/17	600	672
5.25%, 9/15/39	1,650	2,004
		2,676
Total U.S. Government Agencies
(Cost $726,279)		737,886

U.S. GOVERNMENT OBLIGATIONS – 35.3%

U.S. Treasury Bonds – 6.4%
8.75%, 8/15/20	450	620
8.00%, 11/15/21	1,125	1,557
7.13%, 2/15/23	2,000	2,729
6.25%, 8/15/23	11,550	15,116
7.63%, 2/15/25	165	242
6.00%, 2/15/26	11,750	15,683
6.13%, 11/15/27	9,000	12,367
6.25%, 5/15/30	6,000	8,571
5.38%, 2/15/31	4,000	5,294
4.50%, 2/15/36	475	586
4.75%, 2/15/37	6,240	7,972
5.00%, 5/15/37	2,235	2,949
4.38%, 2/15/38	3,890	4,722
4.50%, 5/15/38	1,700	2,102
3.50%, 2/15/39	6,000	6,383
4.25%, 5/15/39	9,250	11,065
4.50%, 8/15/39	8,000	9,929
4.38%, 11/15/39	7,000	8,541
4.63%, 2/15/40	5,250	6,649
4.38%, 5/15/40	1,000	1,223
3.88%, 8/15/40	5,000	5,660
3.75%, 8/15/41	4,000	4,441
3.13%, 2/15/42	2,000	1,980
2.75%, 8/15/42	2,500	2,291
3.38%, 5/15/44	5,000	5,162
		143,834

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.3% – continued

U.S. Treasury Notes – 28.9%
0.25%, 7/15/15	$10,000	$10,013
1.75%, 7/31/15	10,000	10,137
0.38%, 11/15/15	50,000	50,102
4.50%, 11/15/15	2,000	2,096
0.25%, 12/15/15	25,000	25,009
2.13%, 12/31/15	5,000	5,117
2.13%, 2/29/16	5,000	5,128
0.38%, 3/15/16	25,000	25,012
5.13%, 5/15/16	3,000	3,228
3.25%, 6/30/16	10,000	10,480
0.63%, 7/15/16	10,000	10,023
1.50%, 7/31/16	5,000	5,089
1.00%, 8/31/16	10,000	10,081
1.00%, 9/30/16	25,000	25,187
1.00%, 10/31/16	5,000	5,036
4.63%, 11/15/16	2,600	2,816
0.88%, 11/30/16	30,000	30,110
0.88%, 1/31/17	20,000	20,037
4.63%, 2/15/17	500	545
1.00%, 3/31/17	12,000	12,037
3.13%, 4/30/17	7,000	7,395
4.50%, 5/15/17	1,850	2,021
0.63%, 5/31/17	15,000	14,870
0.88%, 6/15/17	15,000	14,965
0.88%, 7/15/17	10,000	9,966
4.75%, 8/15/17	2,400	2,651
0.63%, 8/31/17	5,000	4,934
0.63%, 9/30/17	7,000	6,897
4.25%, 11/15/17	2,950	3,229
0.75%, 12/31/17	10,000	9,841
0.88%, 1/31/18	10,000	9,868
3.50%, 2/15/18	6,250	6,704
0.75%, 2/28/18	5,000	4,905
3.88%, 5/15/18	3,300	3,592
1.38%, 6/30/18	2,600	2,592
1.38%, 7/31/18	10,000	9,959
4.00%, 8/15/18	10,290	11,274
1.50%, 8/31/18	6,500	6,497
3.75%, 11/15/18	2,300	2,501
1.50%, 12/31/18	10,000	9,950
2.75%, 2/15/19	18,000	18,838
1.38%, 2/28/19	4,000	3,949
1.50%, 2/28/19	5,000	4,964

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.3% – continued

U.S. Treasury Notes – 28.9% – continued
1.63%, 4/30/19	$10,000	$9,962
1.63%, 6/30/19	10,000	9,947
0.88%, 7/31/19	2,000	1,916
1.63%, 7/31/19	10,000	9,937
3.63%, 8/15/19	18,000	19,565
3.38%, 11/15/19	16,000	17,226
3.63%, 2/15/20	5,000	5,450
1.13%, 4/30/20	4,000	3,826
3.50%, 5/15/20	5,000	5,419
1.38%, 5/31/20	15,000	14,527
2.63%, 8/15/20	3,000	3,101
2.63%, 11/15/20	3,000	3,094
3.63%, 2/15/21	12,000	13,091
2.13%, 6/30/21	1,740	1,732
2.13%, 8/15/21	36,000	35,820
1.63%, 8/15/22	19,000	18,041
2.75%, 11/15/23	5,000	5,125
2.75%, 2/15/24	10,000	10,235
2.50%, 5/15/24	10,000	10,006
2.38%, 8/15/24	15,000	14,827
		652,492
Total U.S. Government Obligations
(Cost $775,187)		796,326

MUNICIPAL BONDS – 1.0%

Arizona – 0.0%

Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds, 5.27%, 7/1/34	100	110

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	123
		233

California – 0.4%

Bay Area Toll Bridge Authority Revenue Bonds, Series F-2, Build America Bonds, 6.26%, 4/1/49	425	570

Bay Area Toll Bridge Authority Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	215

Bay Area Toll Bridge Authority TRB, Series S3, Build America Bonds, 6.91%, 10/1/50	150	213

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.0% – continued

California – 0.4% – continued

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	$135	$168
7.30%, 10/1/39	920	1,284
7.60%, 11/1/40	400	592

California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds, 8.36%, 10/1/34	50	70

California State Taxable G.O. Unlimited Bonds, Build America Bonds, 7.63%, 3/1/40	405	589

California State Various Purpose Taxable G.O. Unlimited Bonds, 6.20%, 3/1/19	200	235

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	854

East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	375

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	212

Los Angeles Department of Airports Direct Pay TRB, Build America Bonds, 6.58%, 5/15/39	250	310

Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds, 6.76%, 7/1/34	290	387

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	405

Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds, 6.95%, 7/1/40	100	119

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	129

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	106

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.0% – continued

California – 0.4% – continued

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds, 6.00%, 11/1/40	$300	$371

University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	150	185

University of California Revenue Bonds, Build America Bonds, Regents University, 6.27%, 5/15/31	200	220
		7,609

Colorado – 0.0%

Denver City & County G.O. Unlimited Bonds, Build America Bonds, 5.65%, 8/1/30	250	279

Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding), 5.66%, 12/1/33	50	59
		338

Connecticut – 0.0%

Connecticut State G.O. Unlimited Bonds, Build America Bonds, 5.63%, 12/1/29	165	194

Connecticut State G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	362
		556

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	36

Florida – 0.0%

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 2.11%, 7/1/18	500	505

Georgia – 0.0%

Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds, 6.64%, 4/1/57	70	88

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.0% – continued

Georgia – 0.0% – continued
6.66%, 4/1/57	$100	$123
7.06%, 4/1/57	300	339
		550

Illinois – 0.1%

Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds, 6.32%, 11/1/29	160	164

Chicago Taxable G.O. Unlimited Bonds, Project C1, 7.78%, 1/1/35	100	117

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A, 6.90%, 12/1/40	300	366

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	160

Illinois State Taxable G.O. Unlimited Bonds, Build America Bonds, 6.63%, 2/1/35	750	815

Illinois State Taxable G.O. Unlimited Bonds, 4.42%, 1/1/15	100	101
5.67%, 3/1/18	300	332

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	684
		2,739

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	270

Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	100	120
		390

Mississippi – 0.0%

Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	113

Nevada – 0.0%

Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	355	401

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.0% – continued

Nevada – 0.0% – continued

Clark County Airport System TRB, Series C, Build America Bonds, 6.82%, 7/1/45	$200	$273
		674

New Jersey – 0.1%

New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured), 7.43%, 2/15/29	100	128

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	258

New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds, 6.10%, 12/15/28	300	335

New Jersey State Turnpike Authority TRB, Series A, Build America Bonds, 7.10%, 1/1/41	425	590

New Jersey State Turnpike Authority TRB, Series F, Build America Bonds, 7.41%, 1/1/40	125	179

Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured), 5.67%, 5/1/40	145	175
		1,665

New York – 0.2%

Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds, 7.34%, 11/15/39	75	111

Metropolitan Transportation Authority TRB, Build America Bonds, 6.69%, 11/15/40	100	134

Metropolitan Transportation Authority TRB, Series E, Build America Bonds, 6.81%, 11/15/40	60	81

New York City G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	100	117

New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds, 5.85%, 6/1/40	85	104

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	246

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.0% – continued

New York – 0.2% – continued
5.72%, 6/15/42	$250	$311

New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	268

New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured, 5.77%, 8/1/36	300	364

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	300

New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds, 5.63%, 3/15/39	75	89

New York State Urban Development Corp. TRB, Build America Bonds, 5.77%, 3/15/39	100	119

Port Authority of New York & New Jersey Consolidated 160th TRB (G.O. of Authority Insured), 5.65%, 11/1/40	200	241

Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured), 5.65%, 11/1/40	350	421

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured), 4.93%, 10/1/51	250	271
		3,177

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds, 6.45%, 2/15/44	200	249

American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	463

North East Regional Sewer District Improvement TRB, Build America Bonds, 6.04%, 11/15/40	145	163

Ohio State University TRB, Series A, 4.80%, 6/1/11 (1)	200	211

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.0% – continued

Ohio – 0.1% – continued

Ohio State University TRB, Series C, Build America Bonds, 4.91%, 6/1/40	$190	$216

Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund, 4.88%, 12/1/34	90	99
		1,401

Oregon – 0.0%

Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds, 5.83%, 11/15/34	200	245

Pennsylvania – 0.0%

State Public School Building Authority TRB, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	219

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds, 6.73%, 7/1/43	100	128

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	206

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.), 6.45%, 2/15/35	200	236

Houston Taxable G.O. Limited Refunding Pension Obligation Bonds, Series A, 6.29%, 3/1/32	295	359

North Texas Tollway Authority TRB, Series B, Build America Bonds, 6.72%, 1/1/49	125	172

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	255

Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	248

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.0% – continued

Texas – 0.1% – continued

Texas State Transportation Commission TRB, Series B, First Tier, 5.18%, 4/1/30	$300	$351

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	112

University of Texas Revenue Bonds, Series D, Build America Bonds, 5.13%, 8/15/42	190	222
		2,161

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	98

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	96

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	120

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	117
		333
Total Municipal Bonds
(Cost $19,412)		23,170

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0% (9)

Escrow Lehman Brothers Holdings Capital Trust VII (10)	50,000	$ –
Total Other
(Cost $39)		–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.0%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (11)(12)	89,523,260	$89,523
Total Investment Companies
(Cost $89,523)		89,523

Total Investments – 103.3%
(Cost $2,256,416)		2,327,076

Liabilities less Other Assets – (3.3)%		(75,059)
NET ASSETS – 100.0%		$2,252,017

(1)	Century bond maturing in 2111.
(2)	Century bond maturing in 2114.
(3)	Century bond maturing in 2112.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $519,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Actavis Funding SCS, 2.45%, 6/15/19	6/10/14	$125

Enable Midstream Partners L.P., 3.90%, 5/15/24	7/10/14	201

Nabors Industries, Inc., 2.35%, 9/15/16	9/4/13	35

QVC, Inc., 4.45%, 2/15/25	8/7/14	165

(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(8)	When-Issued Security.
(9)	Security listed as “escrow” is considered to be worthless.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(12)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,754,000 with net purchases of approximately $7,769,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Agency	24.5%
U.S. Treasury	41.6
AAA	3.8
AA	4.7
A	11.0
BBB	10.6
Cash Equivalents	3.8

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$ –	$46,466	(1)	$–	$46,466
Corporate Bonds	–	430,705	(1)	–	430,705
Foreign Issuer Bonds	–	203,000	(1)	–	203,000
U.S. Government Agencies	–	737,886	(1)	–	737,886
U.S. Government Obligations	–	796,326	(1)	–	796,326
Municipal Bonds	–	23,170	(1)	–	23,170
Investment Companies	89,523	–		–	89,523
Total Investments	$89,523	$2,237,553		$–	$2,327,076

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3%

U.S. Treasury Bonds – 12.2%
6.88%, 8/15/25	$100	$141
6.00%, 2/15/26	125	167
6.50%, 11/15/26	75	105
6.38%, 8/15/27	115	161
6.13%, 11/15/27	200	275
5.50%, 8/15/28	150	197
5.25%, 11/15/28	175	225
6.25%, 5/15/30	175	250
5.38%, 2/15/31	200	265
4.50%, 2/15/36	275	339
4.75%, 2/15/37	125	160
4.38%, 2/15/38	150	182
4.50%, 5/15/38	95	118
3.50%, 2/15/39	160	171
4.25%, 5/15/39	200	239
4.50%, 8/15/39	225	279
4.38%, 11/15/39	260	317
4.63%, 2/15/40	175	222
4.38%, 5/15/40	365	446
3.88%, 8/15/40	250	283
4.25%, 11/15/40	325	390
4.75%, 2/15/41	140	181
4.38%, 5/15/41	190	233
3.75%, 8/15/41	320	355
3.13%, 11/15/41	275	273
3.13%, 2/15/42	150	149
3.00%, 5/15/42	295	285
2.75%, 8/15/42	320	293
2.75%, 11/15/42	465	425
3.13%, 2/15/43	505	498
2.88%, 5/15/43	350	328
3.63%, 8/15/43	675	730
3.75%, 11/15/43	700	774
3.63%, 2/15/44	500	540
3.38%, 5/15/44	775	800
3.13%, 8/15/44	300	295
		11,091

U.S. Treasury Notes – 84.1%
0.25%, 10/31/15	1,000	1,001
0.38%, 11/15/15	650	651
0.25%, 11/30/15	1,000	1,001
0.25%, 12/15/15	500	500
0.25%, 12/31/15	750	750

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3% – continued

U.S. Treasury Notes – 84.1% – continued
2.13%, 12/31/15	$750	$768
0.38%, 1/15/16	550	551
0.38%, 1/31/16	700	701
0.38%, 2/15/16	750	751
0.25%, 2/29/16	1,000	999
2.13%, 2/29/16	500	513
0.38%, 3/15/16	1,000	1,000
0.38%, 3/31/16	600	600
2.25%, 3/31/16	950	977
0.25%, 4/15/16	800	798
0.25%, 5/15/16	700	698
0.38%, 5/31/16	850	849
1.75%, 5/31/16	300	307
0.50%, 6/15/16	500	500
0.50%, 6/30/16	1,000	1,001
0.63%, 7/15/16	1,000	1,002
0.50%, 7/31/16	500	500
1.50%, 7/31/16	650	662
0.63%, 8/15/16	250	250
4.88%, 8/15/16	400	432
0.50%, 8/31/16	500	500
1.00%, 8/31/16	250	252
3.00%, 8/31/16	300	314
0.88%, 9/15/16	500	503
1.00%, 9/30/16	325	327
3.00%, 9/30/16	700	733
0.63%, 10/15/16	750	750
1.00%, 10/31/16	250	252
3.13%, 10/31/16	200	210
0.63%, 11/15/16	500	499
0.88%, 11/30/16	600	602
2.75%, 11/30/16	500	522
0.63%, 12/15/16	500	499
0.88%, 12/31/16	600	602
3.25%, 12/31/16	500	528
0.75%, 1/15/17	700	700
0.88%, 1/31/17	250	250
3.13%, 1/31/17	550	580
0.63%, 2/15/17	500	498
0.88%, 2/28/17	750	751
3.00%, 2/28/17	250	263
0.75%, 3/15/17	400	399
3.25%, 3/31/17	500	529
0.88%, 4/30/17	1,000	999

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3% – continued

U.S. Treasury Notes – 84.1% – continued
0.88%, 5/15/17	$750	$749
0.63%, 5/31/17	750	744
2.75%, 5/31/17	450	471
0.88%, 6/15/17	500	499
0.75%, 6/30/17	500	497
2.50%, 6/30/17	450	468
0.88%, 7/15/17	350	349
0.50%, 7/31/17	250	246
2.38%, 7/31/17	500	519
0.88%, 8/15/17	500	498
0.63%, 8/31/17	750	740
1.88%, 8/31/17	800	819
0.63%, 9/30/17	350	345
1.88%, 9/30/17	500	511
0.75%, 10/31/17	1,000	987
1.88%, 10/31/17	500	511
0.63%, 11/30/17	1,900	1,866
0.75%, 12/31/17	2,000	1,968
0.88%, 1/31/18	950	937
3.50%, 2/15/18	650	697
0.75%, 2/28/18	500	490
0.75%, 3/31/18	500	490
2.88%, 3/31/18	250	263
0.63%, 4/30/18	250	243
2.63%, 4/30/18	650	678
3.88%, 5/15/18	200	218
4.00%, 8/15/18	500	548
1.50%, 8/31/18	1,100	1,099
1.38%, 9/30/18	750	745
1.25%, 10/31/18	750	741
3.75%, 11/15/18	300	326
1.25%, 11/30/18	250	247
1.38%, 11/30/18	250	248
1.50%, 12/31/18	750	746
1.50%, 1/31/19	750	745
2.75%, 2/15/19	650	680
1.38%, 2/28/19	1,000	987
1.13%, 5/31/19	400	389
0.88%, 7/31/19	500	479
1.00%, 8/31/19	475	457
1.63%, 8/31/19	250	248
1.00%, 9/30/19	125	120
1.25%, 10/31/19	250	243
3.38%, 11/15/19	300	323

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3% – continued

U.S. Treasury Notes – 84.1% – continued
1.00%, 11/30/19	$350	$335
1.13%, 12/31/19	450	433
1.38%, 1/31/20	500	487
1.25%, 2/29/20	350	338
1.13%, 3/31/20	250	239
1.13%, 4/30/20	500	478
3.50%, 5/15/20	550	596
1.38%, 5/31/20	500	484
1.88%, 6/30/20	350	348
2.00%, 7/31/20	200	200
2.63%, 8/15/20	400	414
2.00%, 9/30/20	400	399
1.75%, 10/31/20	600	589
2.63%, 11/15/20	625	645
2.00%, 11/30/20	500	497
2.38%, 12/31/20	400	406
2.13%, 1/31/21	450	450
3.63%, 2/15/21	500	545
2.00%, 2/28/21	525	521
2.25%, 3/31/21	250	251
2.25%, 4/30/21	200	201
3.13%, 5/15/21	725	768
2.00%, 5/31/21	200	198
2.13%, 6/30/21	500	498
2.25%, 7/31/21	475	477
2.13%, 8/15/21	500	498
2.00%, 8/31/21	600	592
2.13%, 9/30/21	400	398
2.00%, 11/15/21	525	517
2.00%, 2/15/22	675	663
1.75%, 5/15/22	575	553
1.63%, 8/15/22	500	475
1.63%, 11/15/22	400	378
2.00%, 2/15/23	675	655
1.75%, 5/15/23	525	498
2.50%, 8/15/23	850	855
2.75%, 11/15/23	750	769
2.75%, 2/15/24	900	921
2.50%, 5/15/24	1,000	1,001
2.38%, 8/15/24	700	692
		76,260

Total U.S. Government Obligations
(Cost $86,553)		87,351

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - U.S. Government Portfolio, 0.01% (1)(2)	516,471	$516
Total Investment Companies
(Cost $516)		516

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 0.09%, 4/2/15 (3)	$500	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 97.4%
(Cost $87,569)		88,367

Other Assets less Liabilities – 2.6%		2,374
NET ASSETS – 100.0%		$90,741

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $2,205,000 with net sales of approximately $1,689,000 during the six months ended September 30, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
5-Year U.S. Treasury Note	30	$3,548	Long	12/14	$(9)

At September 30, 2014, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.4%
Cash Equivalents	0.6

Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$ –		$87,351	(1)	$ –	$87,351
Investment Companies	516		–		–	516
Short-Term Investments	–		500		–	500
Total Investments	$516		$87,851		$ –	$88,367

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(9)	$ –		$ –		$(9)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

CMBS	Commercial Mortgage-Backed Securities
EDA	Economic Development Authority
G.O.	General Obligation
NATL-RE	National Public Finance Guarantee Corporation
PSF	Permanent School Fund
TRB	Tax Revenue Bonds

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, both of which are diversified portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s

FIXED INCOME INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

At September 30, 2014, the U.S. Treasury Index Fund had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $500,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2014, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On February 14, 2014, the Bond Index Fund entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which the Fund has agreed to pledge cash and/or securities as collateral to certain counterparties to secure the repayment of the Fund’s obligations to those counterparties under the MSFTA. No collateral has been pledged for the Fund as of September 30, 2014.

D) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Bond Index	$6,103	$(6,103)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2013 through the fiscal year ended March 31, 2014, the following Funds incurred net capital losses and/or net currency losses for which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands
Bond Index	$315
U.S. Treasury Index	168

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Bond Index Fund for the fiscal year ended March 31, 2012, and for the U.S. Treasury Index Fund, for the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD		LONG-TERM CAPITAL LOSS CARRYFORWARD
Bond Index	$3,808	*	$ —	*

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

FIXED INCOME INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

At March 31, 2014, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN (LOSSES)
Bond Index	$1,165	$ —	$56,169
U.S. Treasury Index	29	79	(7)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$65,153	$1,946
U.S. Treasury Index	—	1,515	1,289

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, for the Bond Index Fund was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$75,771	$12,285

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the four months ended March 31, 2013 for the U.S. Treasury Index Fund was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
U.S. Treasury Index	$ —	$987	$4,277

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2014, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2011 through March 31, 2013 or November 30, 2011 through November 30, 2012 as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

At September 30, 2014, the Funds did not have any outstanding borrowings. The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2014.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of each Fund have approved a new management agreement, effective June 30, 2014, between the Fund and NTI (the “Management Agreement”), to provide the Fund with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the first table below (expressed as a percentage of each Fund’s respective average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the second table below (expressed as a percentage of each Fund’s respective average daily net assets.) Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.15% of the average daily net assets of each Fund.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment advisor as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2014, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
Fund	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.13%	0.15%
U.S. Treasury Index	0.13%	0.15%

Prior to June 30, 2014, the advisory fees for the Funds were based on the following annual rates as set forth in the table below. There was no change to the contractual expense limitations described above.

Fund	CONTRACTUAL ANNUAL ADVISORY FEES
Bond Index	0.15%
U.S. Treasury Index	0.30%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2015. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets, accrued daily and payable monthly. The transfer agent fees are reflected in the Funds’ Statements of Operations.

NTI has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional

FIXED INCOME INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Bond Index and U.S. Treasury Index Funds currently invest uninvested cash in the Diversified Assets Portfolio or the U.S. Government Portfolio (the “Portfolios”) of Northern Institutional Funds, respectively, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the SEC. Accordingly, each Fund bears indirectly a proportionate share of the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the aggregate annual rate of management, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio, or the U.S. Government Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, NTI will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Management Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$691,690	$58,496	$702,484	$62,840
U.S. Treasury Index	22,561	—	47,410	—

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2014, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond Index	$83,366	$(12,812)	$70,554	$2,256,522
U.S. Treasury Index	1,272	(518)	754	87,613

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	20,079	$213,719	615	$6,545	(22,167)	$(235,955)	(1,473)	$(15,691)
U.S. Treasury Index	887	19,166	34	740	(2,058)	(44,501)	(1,137)	(24,595)

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year or period ended March 31, 2014 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	63,677	$673,905	1,363	$14,371	(94,180)	$(994,023)	(29,140)	$(305,747)
U.S. Treasury Index	2,087	45,496	117	2,506	(2,814)	(61,170)	(610)	(13,168)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2014:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
U.S. Treasury Index	Interest rate contracts	Net Assets — Unrealized appreciation	$—	*	Net Assets — Unrealized depreciation	$(9	)*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2014:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
U.S. Treasury Index	Interest rate contracts	Net realized gains (losses) on futures contracts	$17

Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
U.S. Treasury Index	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$15

Volume of derivative activity for the six months ended September 30, 2014*:

	FUTURES CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
U.S. Treasury Index	2	$3,632

*	Activity during the period is measured by number of trades during the period and average notional amount for futures and interest rate contracts.

**	Amounts in thousands.

FIXED INCOME INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/14 - 9/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 81), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.15%	$1,000.00	$1,022.30	$0.76
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

U.S. TREASURY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.16%	$1,000.00	$1,016.50	$0.81
Hypothetical**	0.16%	$1,000.00	$1,024.27	$0.81

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

25	CALIFORNIA TAX-EXEMPT FUND

28	HIGH YIELD MUNICIPAL FUND

33	INTERMEDIATE TAX-EXEMPT FUND

49	SHORT-INTERMEDIATE TAX-EXEMPT FUND

72	TAX-EXEMPT FUND

80	ABBREVIATIONS AND OTHER INFORMATION

81	NOTES TO THE FINANCIAL STATEMENTS

89	FUND EXPENSES

92	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
ASSETS:
Investments, at cost	$88,243	(1)	$402,600	(2)
Investments, at value	$94,508	(3)	$424,181	(4)
Dividend income receivable	–		–
Interest income receivable	786		3,665
Receivable for securities sold	–		–
Receivable for fund shares sold	–		1,824
Receivable from investment adviser	2		2
Prepaid and other assets	5		6
Total Assets	95,301		429,678
LIABILITIES:
Payable for securities purchased	–		2,985
Payable for when-issued securities	6,809		28,040
Payable for fund shares redeemed	36		673
Distributions to shareholders	45		164
Payable to affiliates:
Management fees (Note 5)	7		28
Custody and accounting fees	2		3
Shareholder servicing fees	2		2
Transfer agent fees	–		1
Trustee fees	6		6
Accrued other liabilities	21		21
Total Liabilities	6,928		31,923
Net Assets	$88,373		$397,755
ANALYSIS OF NET ASSETS:
Capital stock	$81,992		$377,743
Accumulated undistributed net investment income (loss)	(10)		(4)
Accumulated undistributed net realized gain (loss)	126		(1,565)
Net unrealized appreciation	6,265		21,581
Net Assets	$88,373		$397,755
Shares Outstanding ($.0001 par value, unlimited authorization)	8,115		36,742
Net Asset Value, Redemption and Offering Price Per Share	$10.89		$10.83

(1)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $9,081, $8,630, $268,723, $130,010 and $31,073, respectively.
(2)	Amounts include cost from the California Municipal Money Market Fund of the Northern Funds of $47,734 and $11,957, respectively.
(3)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $9,081, $8,630, $268,723, $130,010 and $31,073, respectively.
(4)	Amounts include value from the California Municipal Money Market Fund of the Northern Funds of $47,734 and $11,957, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2014 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$123,932	(2)	$233,982	(1)	$2,449,685	(1)	$1,379,072	(1)	$738,678	(1)
$137,568	(4)	$258,959	(3)	$2,524,726	(3)	$1,405,642	(3)	$788,512	(3)
–		–		2		1		1
1,067		4,019		24,284		15,081		8,539
2,239		–		14,955		–		17,872
59		679		706		3,408		1,294
3		2		18		4		5
6		4		11		13		3
140,942		263,663		2,564,702		1,424,149		816,226

–		–		41,923		11,767		10,631
12,565		–		33,104		3,199		27,409
–		248		1,116		411		1,368
71		186		685		284		367

9		33		173		99		55
2		2		6		3		3
9		4		132		14		17
–		1		6		3		2
6		6		21		10		12
21		23		58		37		26
12,683		503		77,224		15,827		39,890
$128,259		$263,160		$2,487,478		$1,408,322		$776,336

$116,087		$274,007		$2,409,923		$1,382,617		$744,359
(2)		–		(201)		(289)		(256)
(1,462)		(35,824)		2,715		(576)		(17,601)
13,636		24,977		75,041		26,570		49,834
$128,259		$263,160		$2,487,478		$1,408,322		$776,336
10,963		29,874		233,666		134,296		72,352
$11.70		$8.81		$10.65		$10.49		$10.73

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$1,615	$5,978
Dividend income	–	2	(1)
Total Investment Income	1,615	5,980
EXPENSES:
Management fees (Note 5)	93	426
Investment advisory fees (Note 5)	110	499
Administration fees (Note 5)	30	136
Custody fees	11	26
Accounting fees	7	14
Transfer agent fees	23	106
Registration fees	8	7
Printing fees	9	9
Audit fees	9	9
Legal fees	8	8
Shareholder servicing fees	10	14
Trustee fees	9	9
Other	5	5
Total Expenses	332	1,268
Less expenses reimbursed by investment adviser	(140)	(409)
Net Expenses	192	859
Net Investment Income	1,423	5,121
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	590	3,798
Net change in unrealized appreciation on:
Investments	1,146	5,210
Net Gains	1,736	9,008
Net Increase in Net Assets Resulting from Operations	$3,159	$14,129

(1)	Amounts include dividend income from the California Municipal Money Market Fund of the Northern Funds of $2 and $1, respectively.
(2)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $1, $15, $5 and $2, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$2,383		$6,656		$29,713		$12,357		$15,408
1	(1)	1	(2)	15	(2)	5	(2)	2	(2)
2,384		6,657		29,728		12,362		15,410

140		499		2,657		1,487		836
167		398		3,190		1,640		1,026
46		92		888		492		280
13		19		132		75		47
8		11		64		38		23
35		71		686		380		216
6		12		19		17		14
9		9		26		17		12
9		9		14		12		9
8		8		14		11		8
48		19		424		33		65
9		9		30		18		12
6		5		14		10		7
504		1,161		8,158		4,230		2,555
(216)		(147)		(2,668)		(1,188)		(834)
288		1,014		5,490		3,042		1,721
2,096		5,643		24,238		9,320		13,689

1,271		44		19,559		530		10,440

3,502		9,157		26,753		2,326		10,358
4,773		9,201		46,312		2,856		20,798
$6,869		$14,844		$70,550		$12,176		$34,487

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014
OPERATIONS:
Net investment income	$1,423	$3,317	$5,121	$11,134
Net realized gains (losses)	590	(453)	3,798	(5,341)
Net change in unrealized appreciation (depreciation)	1,146	(4,058)	5,210	(5,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,159	(1,194)	14,129	(127)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	7,723	(37,095)	29,596	(40,886)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,723	(37,095)	29,596	(40,886)
DISTRIBUTIONS PAID:
From net investment income	(1,423)	(3,317)	(5,121)	(11,134)
From net realized gains	–	(319)	–	(524)
Total Distributions Paid	(1,423)	(3,636)	(5,121)	(11,658)
Total Increase (Decrease) in Net Assets	9,459	(41,925)	38,604	(52,671)
NET ASSETS:
Beginning of period	78,914	120,839	359,151	411,822
End of period	$88,373	$78,914	$397,755	$359,151
Accumulated Undistributed Net Investment Loss	$(10)	$(10)	$(4)	$(4)

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2014

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND			TAX-EXEMPT FUND
SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014

$2,096	$4,793	$5,643	$12,880	$24,238	$55,611	$9,320	$17,834	$13,689	$34,282
1,271	(2,733)	44	2,669	19,559	(16,777)	530	(1,106)	10,440	(27,976)
3,502	(2,693)	9,157	(22,378)	26,753	(38,856)	2,326	(12,652)	10,358	(20,047)
6,869	(633)	14,844	(6,829)	70,550	(22)	12,176	4,076	34,487	(13,741)

3,847	(36,796)	13,231	(66,884)	71,657	(101,843)	76,392	164,794	8,758	(368,329)
3,847	(36,796)	13,231	(66,884)	71,657	(101,843)	76,392	164,794	8,758	(368,329)

(2,097)	(4,793)	(5,643)	(12,880)	(24,238)	(55,611)	(9,320)	(17,834)	(13,689)	(34,282)
–	(2,251)	–	–	–	(10,357)	–	(285)	–	(11,466)
(2,097)	(7,044)	(5,643)	(12,880)	(24,238)	(65,968)	(9,320)	(18,119)	(13,689)	(45,748)
8,619	(44,473)	22,432	(86,593)	117,969	(167,833)	79,248	150,751	29,556	(427,818)

119,640	164,113	240,728	327,321	2,369,509	2,537,342	1,329,074	1,178,323	746,780	1,174,598
$128,259	$119,640	$263,160	$240,728	$2,487,478	$2,369,509	$1,408,322	$1,329,074	$776,336	$746,780
$(2)	$(1)	$–	$–	$(201)	$(201)	$(289)	$(289)	$(256)	$(256)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.66		$11.03		$10.91		$10.08		$10.34		$9.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.36		0.35		0.36		0.36		0.38
Net realized and unrealized gains (losses)	0.23		(0.33)		0.26		0.87		(0.23)		0.42
Total from Investment Operations	0.42		0.03		0.61		1.23		0.13		0.80
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.36)		(0.35)		(0.36)		(0.36)		(0.38)
From net realized gains	–		(0.04)		(0.14)		(0.04)		(0.03)		–
Total Distributions Paid	(0.19)		(0.40)		(0.49)		(0.40)		(0.39)		(0.38)
Net Asset Value, End of Period	$10.89		$10.66		$11.03		$10.91		$10.08		$10.34
Total Return(1)	3.92%		0.41%		5.63%		12.30%		1.23%		8.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$88,373		$78,914		$120,839		$116,616		$101,318		$102,059
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.45	%(3)	0.45	%(3)	0.67	%(3)	0.74	%(3)	0.75%
Expenses, before reimbursements and credits	0.80%		0.96%		0.93%		0.94%		0.94%		0.93%
Net investment income, net of reimbursements and credits	3.41	%(3)	3.38	%(3)	3.16	%(3)	3.34	%(3)	3.49	%(3)	3.66%
Net investment income, before reimbursements and credits	3.07%		2.87%		2.68%		3.07%		3.29%		3.48%
Portfolio Turnover Rate	33.98%		30.69%		34.54%		50.48%		48.37%		31.71%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, less than $1,000 and approximately $2,000, $2,000 and $7,000, which represent less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.57		$10.84		$10.74		$10.04		$10.15		$9.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.30		0.32		0.34		0.32		0.32
Net realized and unrealized gains (losses)	0.26		(0.25)		0.23		0.70		(0.07)		0.36
Total from Investment Operations	0.41		0.05		0.55		1.04		0.25		0.68
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.30)		(0.33)		(0.34)		(0.32)		(0.32)
From net realized gains	–		(0.02)		(0.12)		–		(0.04)		–
Total Distributions Paid	(0.15)		(0.32)		(0.45)		(0.34)		(0.36)		(0.32)
Net Asset Value, End of Period	$10.83		$10.57		$10.84		$10.74		$10.04		$10.15
Total Return(1)	3.85%		0.54%		5.17%		10.56%		2.36%		7.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$397,755		$359,151		$411,822		$345,391		$290,815		$265,784
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.67	%(3)	0.74	%(3)(4)	0.75%
Expenses, before reimbursements and credits	0.67%		0.86%		0.86%		0.85%		0.86%		0.86%
Net investment income, net of reimbursements and credits	2.70	%(3)	2.90	%(3)	2.92	%(3)	3.20	%(3)	3.11	%(3)	3.17%
Net investment income, before reimbursements and credits	2.48%		2.49%		2.51%		3.02%		2.99%		3.06%
Portfolio Turnover Rate	53.66%		98.76%		55.59%		53.21%		54.12%		33.12%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $3,000, $6,000, $3,000 and $16,000, which represent less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$11.26		$11.78		$11.57		$10.35		$10.80		$10.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.40		0.35		0.37		0.43		0.43
Net realized and unrealized gains (losses)	0.44		(0.31)		0.53		1.31		(0.27)		0.61
Total from Investment Operations	0.63		0.09		0.88		1.68		0.16		1.04
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.40)		(0.35)		(0.37)		(0.43)		(0.43)
From net realized gains	–		(0.21)		(0.32)		(0.09)		(0.18)		– (1)
Total Distributions Paid	(0.19)		(0.61)		(0.67)		(0.46)		(0.61)		(0.43)
Net Asset Value, End of Period	$11.70		$11.26		$11.78		$11.57		$10.35		$10.80
Total Return(2)	5.65%		0.97%		7.73%		16.38%		1.44%		10.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$128,259		$119,640		$164,113		$149,252		$114,389		$156,222
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.46	%(4)	0.45	%(4)	0.45	%(4)	0.66	%(4)	0.74	%(4)(5)	0.75%
Expenses, before reimbursements and credits	0.80%		0.99%		0.97%		0.99%		0.97%		0.93%
Net investment income, net of reimbursements and credits	3.33	%(4)	3.55	%(4)	2.93	%(4)	3.25	%(4)	3.94	%(4)	4.06%
Net investment income, before reimbursements and credits	2.99%		3.01%		2.41%		2.92%		3.71%		3.88%
Portfolio Turnover Rate	106.69%		150.19%		145.22%		201.67%		144.16%		91.62%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $1,000, $6,000, $3,000 and $8,000, which represent less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$8.49		$9.04		$8.66		$7.77		$8.10		$7.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.40		0.40		0.37		0.35		0.34
Net realized and unrealized gains (losses)	0.32		(0.55)		0.38		0.89		(0.33)		0.87
Total from Investment Operations	0.52		(0.15)		0.78		1.26		0.02		1.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)		(0.40)		(0.40)		(0.37)		(0.35)		(0.34)
Total Distributions Paid	(0.20)		(0.40)		(0.40)		(0.37)		(0.35)		(0.34)
Net Asset Value, End of Period	$8.81		$8.49		$9.04		$8.66		$7.77		$8.10
Total Return(1)	6.11%		(1.51)%		9.10%		16.57%		0.10%		16.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$263,160		$240,728		$327,321		$398,856		$826,418		$799,779
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.80	%(3)	0.80	%(3)	0.80	%(3)	0.84	%(3)	0.84	%(3)	0.85%
Expenses, before reimbursements and credits	0.92%		0.98%		0.97%		0.94%		0.94%		0.95%
Net investment income, net of reimbursements and credits	4.48	%(3)	4.73	%(3)	4.42	%(3)	4.50	%(3)	4.25	%(3)	4.24%
Net investment income, before reimbursements and credits	4.36%		4.55%		4.25%		4.40%		4.15%		4.14%
Portfolio Turnover Rate	3.86%		10.66%		6.29%		9.19%		25.00%		12.45%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $1,000, $2,000, $18,000 and $102,000, which represents less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.44		$10.70		$10.69		$9.95		$10.30		$10.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.23		0.23		0.25		0.28		0.31
Net realized and unrealized gains (losses)	0.21		(0.21)		0.23		0.76		(0.18)		0.37
Total from Investment Operations	0.32		0.02		0.46		1.01		0.10		0.68
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.23)		(0.23)		(0.25)		(0.28)		(0.31)
From net realized gains	–		(0.05)		(0.22)		(0.02)		(0.17)		(0.08)
Total Distributions Paid	(0.11)		(0.28)		(0.45)		(0.27)		(0.45)		(0.39)
Net Asset Value, End of Period	$10.65		$10.44		$10.70		$10.69		$9.95		$10.30
Total Return(1)	3.03%		0.26%		4.33%		10.26%		0.98%		6.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,487,478		$2,369,509		$2,537,342		$2,294,633		$1,691,614		$1,646,105
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.44	%(3)	0.43	%(3)	0.64	%(3)	0.72	%(3)	0.75%
Expenses, before reimbursements and credits	0.67%		0.85%		0.86%		0.85%		0.86%		0.86%
Net investment income, net of reimbursements and credits	1.99	%(3)	2.27	%(3)	2.10	%(3)	2.40	%(3)	2.70	%(3)	2.98%
Net investment income, before reimbursements and credits	1.77%		1.86%		1.67%		2.19%		2.56%		2.87%
Portfolio Turnover Rate	57.10%		107.28%		109.82%		135.53%		105.88%		111.53%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $38,000, $170,000, $242,000 and $522,000, which represent less than 0.005, 0.01, 0.01 and 0.03 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.46		$10.58		$10.65		$10.48		$10.49		$10.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.15		0.17		0.16		0.14		0.18
Net realized and unrealized gains (losses)	0.03		(0.12)		(0.03)		0.17		(0.01)		0.16
Total from Investment Operations	0.10		0.03		0.14		0.33		0.13		0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.15)		(0.19)		(0.16)		(0.14)		(0.18)
From net realized gains	–		–	(1)	(0.02)		–		–	(1)	– (1)
Total Distributions Paid	(0.07)		(0.15)		(0.21)		(0.16)		(0.14)		(0.18)
Net Asset Value, End of Period	$10.49		$10.46		$10.58		$10.65		$10.48		$10.49
Total Return(2)	0.98%		0.33%		1.27%		3.18%		1.21%		3.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,408,322		$1,329,074		$1,178,323		$1,112,988		$1,413,570		$1,319,330
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.64	%(4)	0.66	%(4)	0.70%
Expenses, before reimbursements and credits	0.63%		0.79%		0.79%		0.79%		0.79%		0.79%
Net investment income, net of reimbursements and credits	1.38	%(4)	1.45	%(4)	1.58	%(4)	1.50	%(4)	1.28	%(4)	1.63%
Net investment income, before reimbursements and credits	1.20%		1.11%		1.24%		1.35%		1.15%		1.54%
Portfolio Turnover Rate	12.61%		20.44%		16.14%		16.47%		17.72%		10.07%

(1)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $13,000, $28,000, $117,000 and $547,000, which represent less than 0.005, less than 0.005, 0.01 and 0.04 percent of average net assets for the fiscal years ended March 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.44		$10.95		$10.92		$9.95		$10.55		$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.38		0.32		0.36		0.39		0.40
Net realized and unrealized gains (losses)	0.29		(0.37)		0.31		0.97		(0.41)		0.53
Total from Investment Operations	0.48		0.01		0.63		1.33		(0.02)		0.93
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.38)		(0.32)		(0.36)		(0.39)		(0.40)
From net realized gains	–		(0.14)		(0.28)		–		(0.19)		(0.01)
Total Distributions Paid	(0.19)		(0.52)		(0.60)		(0.36)		(0.58)		(0.41)
Net Asset Value, End of Period	$10.73		$10.44		$10.95		$10.92		$9.95		$10.55
Total Return(1)	4.64%		0.30%		5.85%		13.55%		(0.26)%		9.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$776,336		$746,780		$1,174,598		$1,154,365		$932,820		$1,069,787
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.66	%(3)	0.74	%(3)	0.75%
Expenses, before reimbursements and credits	0.67%		0.86%		0.85%		0.85%		0.86%		0.85%
Net investment income, net of reimbursements and credits	3.59	%(3)	3.62	%(3)	2.85	%(3)	3.40	%(3)	3.70	%(3)	3.83%
Net investment income, before reimbursements and credits	3.37%		3.21%		2.45%		3.21%		3.58%		3.73%
Portfolio Turnover Rate	88.30%		129.73%		167.86%		174.06%		116.83%		122.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, and approximately $13,000, $63,000, $67,000 and $115,000, which represent less than 0.005, 0.01, 0.01 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6%

Arizona – 96.6%

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	$500	$576

Arizona Board of Regents University System Revenue Refunding Bonds, 5.00%, 6/1/27	500	597

Arizona State School Facilities Board COPS, 5.25%, 9/1/23	2,000	2,293

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/30	1,000	1,131

Arizona State University System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	1,450	1,498

Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), Prerefunded, 5.00%, 7/1/15	1,000	1,037

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,532

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,158

Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,232

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,148

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/22	1,000	1,107

Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,109

Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,119
5.25%, 8/1/31	1,005	1,077

Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,237

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Arizona – 96.6% – continued

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 4.50%, 7/1/21	$1,190	$1,315

Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010, 1.00%, 7/1/28	940	1,063
1.00%, 7/1/29	485	558
1.00%, 7/1/30	375	432

Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	80	83

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series C, School Improvement, 4.00%, 7/1/28	1,725	1,887

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	262

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,118

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011, 4.50%, 7/1/27	1,700	1,932

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	198

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,154

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project 2010, 4.00%, 7/1/25	750	842
4.00%, 7/1/27	425	469

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Arizona – 96.6% – continued

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	$500	$541

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,204

Mesa Utility System Revenue Refunding Bonds, 3.00%, 7/1/27 (1)	1,000	988
3.00%, 7/1/28 (1)	4,000	3,906
3.25%, 7/1/29 (1)	2,000	1,966

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,176
5.00%, 7/1/23	1,000	1,150

Northern University Research Projects COPS (AMBAC Insured), 5.00%, 9/1/26	400	407

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,084

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	1,967
5.50%, 7/1/21	1,080	1,255

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	530	593

Pima County Sewer Revenue Bonds, Series B, 5.00%, 7/1/25	1,000	1,148

Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	1,350	1,550

Pima County Sewer System Revenue Bonds, 5.00%, 7/1/25	1,000	1,187

Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,142

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Arizona – 96.6% – continued

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 5.00%, 7/1/24	$1,005	$1,174

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,199

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,063

Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,082

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/37	1,000	1,043
5.00%, 1/1/39	1,225	1,376

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,273

Student & Academic Services LLC Northern Arizona Capital Facilities Lease Revenue Bonds (BAM Insured), 5.00%, 6/1/23	250	294
5.00%, 6/1/25	300	353
5.00%, 6/1/26	200	233
5.00%, 6/1/29	635	727
5.00%, 6/1/32	925	1,041

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,223

Tucson COPS (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,092
5.00%, 7/1/29	1,000	1,080

Tucson G.O. Unlimited Bonds, Series A, 4.00%, 7/1/25	1,000	1,113

Tucson G.O. Unlimited Bonds, Series B, 5.00%, 7/1/24	1,000	1,225

Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,119

Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	1,590	1,757

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.6% – continued

Arizona – 96.6% – continued

Western Maricopa Education Center District No. 402 G.O. Unlimited Bonds, Series B, School Improvement Project of 2012, 3.00%, 7/1/26	$1,000	$998
4.50%, 7/1/33	3,000	3,309

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,103
5.00%, 7/1/28	1,945	2,122
		85,427
Total Municipal Bonds
(Cost $79,162)		85,427

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.3%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (2)(3)	9,081,243	$9,081
Total Investment Companies
(Cost $9,081)		9,081

Total Investments – 106.9%
(Cost $88,243)		94,508

Liabilities less Other Assets – (6.9)%		(6,135)
NET ASSETS – 100.0%		$88,373

(1)	When-Issued Security.
(2)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $2,191,000 with net purchases of approximately $6,890,000 during the six months ended September 30, 2014.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.4%
AA	70.1
A	16.9
Cash and Equivalents	9.6

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.6%
Financials	9.6
General	20.9
General Obligation	5.9
School District	19.1
Utilities	11.3
Water	11.7
All other sectors less than 5%	15.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$85,427	(1)	$–	$85,427
Investment Companies	9,081	–		–	9,081
Total Investments	$9,081	$85,427		$–	$94,508

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6%

California – 94.6%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24	$850	$951

Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL-RE Insured), 4.50%, 10/1/37	3,500	3,659

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B, 1.50%, Mandatory Put 4/2/18	3,000	3,034

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C, 1.88%, Mandatory Put 4/1/19	2,000	2,039

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	535	537

California State Department of Water Resources Center Valley Project Revenue Bonds, Series AR, 4.00%, 12/1/34	1,795	1,906

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,897

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	5,916

California State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/23	3,375	4,100

California State G.O. Unlimited Bonds, 5.25%, 11/1/40	8,500	9,678

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), Partially Prerefunded, 5.38%, 6/1/26	2,220	2,239

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured), 4.75%, 2/1/19	85	85

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,004

California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,004

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	$1,000	$1,154

California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, 6.38%, 11/1/34	2,500	3,080

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,545

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,063

California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,376

California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A, 5.00%, 11/15/42	3,000	3,212

California State University Systemwide Revenue Bonds, Series A, 5.00%, 11/1/21	6,000	7,296

California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 5.00%, 11/1/15	865	910

California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), Unrefunded Balance, 5.00%, 11/1/28	310	324

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,446
5.50%, 4/1/19	1,000	1,190
5.00%, 9/1/19	4,720	5,566
5.00%, 10/1/19	2,990	3,532
3.00%, Mandatory Put 12/1/19 (1)	5,000	5,346
5.00%, 9/1/20	1,690	2,022
5.00%, 10/1/20	6,000	7,190
5.00%, 10/1/20 (1)	5,000	5,991
5.50%, 4/1/21	2,000	2,389
4.75%, 6/1/22	2,500	2,519
5.00%, 10/1/22	500	605

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued
5.00%, 10/1/23 (1)	$500	$608
5.00%, 12/1/23	5,000	6,084
5.25%, 3/1/30	1,500	1,723
5.00%, 8/1/35	3,225	3,329
5.00%, 11/1/43	2,620	2,937

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	1,500	1,789
5.00%, 10/1/26 (1)	5,000	6,033

Carlsbad Unified School District G.O. Unlimited CABS, 3.79%, 5/1/19 (2)	1,250	1,156

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, 5.75%, 8/1/26	1,000	1,234

Chaffey Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/25 (1)	1,800	2,199
5.00%, 6/1/26 (1)	2,615	3,155

Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric, 1.65%, 7/1/18	5,000	5,035

Contra Costa Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	1,250	1,523

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), 5.00%, 8/1/37	4,250	4,652

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	1,745	2,135
5.00%, 6/1/24	1,075	1,344

Eastern Municipal District Water & Sewer COPS, Series H, 5.00%, 7/1/33	2,000	2,242

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002, 1.88%, 8/1/19 (2)	1,085	1,022
3.03%, 8/1/23 (2)	9,940	7,910

El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,915	2,116

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity, 3.25%, 1/1/20 (2)	$2,150	$2,016

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	1,500	1,709

Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 8/1/20	1,075	1,268

Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), Unrefunded Balance, 5.00%, 8/1/19	1,160	1,257

Los Angeles Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	1,890	2,303

Los Angeles Department of International Airports Revenue Bonds, Senior Series D, 5.00%, 5/15/40	3,500	3,949

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/22	1,395	1,654
5.25%, 5/15/29	5,000	5,853

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1, 5.25%, 7/1/38	2,825	3,192

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	2,490	2,736

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,744
5.00%, 8/1/21	2,800	3,326
5.00%, 8/1/22	2,975	3,545
5.00%, 8/1/23	5,990	7,169
5.00%, 8/1/24	1,475	1,770

Los Angeles Harbor Department Revenue Refunding Bonds, Series B, 5.00%, 8/1/29	2,015	2,399

Los Angeles Municipal Improvement Corp. Real Property Lease Revenue Bonds, Series A, 5.00%, 5/1/30	780	900

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

Los Angeles Municipal Improvement Corp. Real Property Lease Revenue Refunding Bonds, Series B, 5.00%, 5/1/30	$655	$756

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/22	4,000	4,859
5.00%, 7/1/23	7,500	9,164

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/23	5,000	6,109
5.00%, 7/1/24	4,000	4,931

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), 6.00%, 6/1/21	1,185	1,514

Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/23	1,935	2,358

Marin County COPS, 3.00%, 8/1/21	1,595	1,688
4.00%, 8/1/23	1,140	1,245

Menlo Park City School District Crossover G.O. Unlimited Refunding Bonds, Series 2018, 4.00%, 7/1/39	1,000	1,038

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,305

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,390

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured), 5.00%, 9/1/20	1,000	1,180
5.00%, 9/1/22	1,445	1,714

Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,054

Mojave Water Agency COPS, Series A, 5.00%, 6/1/23	665	759

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,729

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes, 5.00%, 8/15/20	$1,000	$1,183

Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded, 5.00%, 11/1/15	2,500	2,682
5.00%, 11/1/15	2,275	2,440

Pomona Valley Educational School District Joint Powers Authority Lease Revenue Refunding Bonds (BAM Insured), 5.00%, 8/1/20	1,000	1,159
5.00%, 8/1/21	1,010	1,172

Poway Unified School District No. 07-1 Improvement G.O. Unlimited Bonds, Series A, Election of 2008, 3.81%, 8/1/20 (2)	3,280	2,925

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	170
5.00%, 7/1/29	1,000	1,134

Riverside County Asset Leasing Corp. Revenue Bonds, Series A, Pub Defender & Probation Building, 5.25%, 11/1/24	800	960

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.25%, 6/1/24	615	725

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,705

Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,155
5.00%, 8/15/25	2,000	2,282

Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,340

San Bernardino City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/22	885	1,059

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	$1,150	$1,273
4.25%, 3/1/20	1,130	1,268

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,665

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	5,925

San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, 4.00%, 2/1/19	3,615	4,020

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,943

San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012, 4.00%, 8/1/38	1,000	1,036

San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, 5.00%, 4/1/34	2,000	2,268

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19	1,000	1,184

San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured), 4.00%, 5/1/18	1,875	2,090

San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/20	3,000	3,603

San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/1/24	1,095	1,269

San Francisco City & County Public Utilities Commission Water Revenue Bonds, 4.00%, 11/1/39	2,000	2,054

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP, 5.00%, 11/1/20	$2,000	$2,410

San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	3,124

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.75%, 3/1/28	2,000	2,426

San Jose Airport Revenue Refunding Bonds, Series A (AMT), 5.00%, 3/1/21 (1)	2,865	3,337
5.00%, 3/1/22 (1)	1,300	1,521

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,187

San Juan Unified School District G.O. Unlimited Bonds, Series B, Election 2012, 3.00%, 8/1/23	3,285	3,504
3.00%, 8/1/24	2,835	3,011
3.00%, 8/1/25	3,895	4,029

San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	3,883

San Mateo Sewer Revenue Bonds, Series A, 5.00%, 8/1/23	1,140	1,417

San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, Escrowed to Maturity, 1.30%, 2/15/15 (2)	1,000	999

San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/20	1,000	1,149

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,294

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 4.50%, 7/1/32	2,000	2,155

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	$1,500	$1,682
5.00%, 7/1/30	4,040	4,507
5.00%, 7/1/34	1,000	1,104

Santa Clara Valley Water District Refunding & Improvement COPS, Series A, 4.00%, 2/1/21	1,500	1,723

Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,378

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,000	2,412

South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL Insured), 5.25%, 8/15/18	2,500	2,510

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1, 5.00%, 7/1/24	1,240	1,464

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1, 5.00%, 7/1/30	2,500	2,915

Stockton Unified School District G.O. Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/1/26	325	382
5.00%, 8/1/27	425	493

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 5.00%, 1/1/27	450	534
5.00%, 1/1/28	625	735
5.00%, 1/1/31	875	1,015

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,125	2,413

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	1,000	1,156

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 94.6% – continued

California – 94.6% – continued

Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002, 4.25%, 8/1/17 (2)	$1,615	$1,561
4.28%, 8/1/18 (2)	1,635	1,547

Ventura County Public Financing Authority Lease Revenue Bonds, Series B, 5.00%, 11/1/24	1,060	1,272

West Valley-Mission Community College District G.O. Unlimited CABS, Series B, 3.43%, 8/1/16 (2)	1,115	1,107

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,788
		376,447
Total Municipal Bonds
(Cost $354,866)		376,447

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES –12.0%

Northern Funds - California Municipal Money Market Fund, 0.01% (3)(4)	47,733,508	$47,734
Total Investment Companies
(Cost $47,734)		47,734

Total Investments – 106.6%
(Cost $402,600)		424,181

Liabilities less Other Assets – (6.6)%		(26,426)
NET ASSETS – 100.0%		$397,755

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(4)	At March 31, 2014, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $16,474,000 with net purchases of $31,260,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.5%
AA	60.7
A	27.3
A1+	0.2
Cash and Equivalents	11

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.0%
Financials	11.3
General Obligation	25.0
Higher Education	5.3
Power	5.6
School District	19.0
Transportation	7.5
Water	6.6
All other sectors less than 5%	14.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$376,447	(1)	$–	$376,447
Investment Companies	47,734	–		–	47,734
Total Investments	$47,734	$376,447		$–	$424,181

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.0%

California – 98.0%

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	$1,000	$1,150

Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL-RE Insured), 4.50%, 10/1/37	1,500	1,568

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C, 1.88%, Mandatory Put 4/1/19	3,000	3,059

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	3,595	4,065

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	540	542

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,983

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	251

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,679

California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	920	924

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	5,991
5.00%, 10/1/20 (1)	5,000	5,991
5.25%, 3/1/30	3,500	4,021
5.00%, 8/1/35	1,000	1,032
5.50%, 3/1/40	2,865	3,284
5.00%, 10/1/44 (1)	650	733

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 10/1/29 (1)	5,000	5,916

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.0% – continued

California – 98.0% – continued

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, 5.75%, 8/1/29	$570	$693
6.00%, 8/1/36	1,000	1,220

Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured), 5.00%, 8/1/30	850	914

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), 5.50%, 8/1/39	500	585

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), 5.00%, 8/1/37	705	772

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	3,500	3,987

Los Angeles County Regional Financing Authority Insured Revenue Bonds, Series A, Montecedro, Inc. Project (California Mortgage Insured), 5.00%, 11/15/44	1,000	1,088

Los Angeles Department of International Airports Revenue Bonds, Senior Series D, 5.00%, 5/15/40	1,500	1,692

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	1,000	1,099

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	20	23

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/25	1,655	1,971
5.00%, 8/1/26	1,230	1,461
5.00%, 8/1/27	1,000	1,184

Los Angeles Municipal Improvement Corp. Real Property Lease Revenue Refunding Bonds, Series B, 5.00%, 5/1/31	790	906

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.0% – continued

California – 98.0% – continued

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/22	$1,670	$2,029

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/23	1,720	2,102
5.00%, 7/1/24	1,000	1,233

Marin County COPS, 4.25%, 8/1/34	1,575	1,646

Menlo Park City School District G.O. Unlimited 2018 Crossover Refunding Bonds, 4.00%, 7/1/39	2,000	2,075

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	600	691
5.50%, 9/1/41	2,500	2,936

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	1,500	1,735
6.00%, 10/1/39	2,000	2,315

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005, 3.42%, 8/1/33 (2)	10,000	4,831

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured), 1.73%, 8/1/38 (2)	5,000	4,686

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009, 5.50%, 8/1/30	1,605	1,877

Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	55	63

San Diego County Water Authority COPS, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,228

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,731

San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012, 4.00%, 8/1/38	950	984

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.0% – continued

California – 98.0% – continued

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, 5.00%, 4/1/34	$3,650	$4,139

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19	1,500	1,775

San Francisco City & County Airports Commision International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/40	2,000	2,212

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	2,075	2,404

San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,026

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,449

Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured), 5.25%, 9/1/16	20	22

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,025	2,442

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	2,982

Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	502

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,500	2,839

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	4,065	4,699

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.0% – continued

California – 98.0% – continued

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	$2,000	$2,174
		125,611
Total Municipal Bonds
(Cost $111,975)		125,611

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 9.3%

Northern Funds – California Municipal Money Market Fund, 0.01% (3) (4)	11,956,770	$11,957
Total Investment Companies
(Cost $11,957)		11,957

Total Investments – 107.3%
(Cost $123,932)		137,568

Liabilities less Other Assets – (7.3)%		(9,309)
NET ASSETS – 100.0%		$128,259

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase. (3) At March 31, 2014, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $10,143,000 with net purchases of approximately $1,814,000 during the six months ended September 30, 2014.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	50.5%
A	40.8
Cash and Equivalents	8.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	33.8%
School District	19.0
Transportation	9.9
General	8.9
Financials	8.7
All other sectors less than 5%	19.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$125,611	(1)	$–	$125,611
Investment Companies	11,957	–		–	11,957
Total Investments	$11,957	$125,611		$–	$137,568

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.1%

Alabama – 2.2%

Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,717

Arizona – 2.8%

Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project, 6.25%, 1/1/38	4,000	4,422

Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	3,000	3,026
		7,448

California – 9.3%

California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	4,262

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	2,000	2,337
6.25%, 6/1/40	1,000	1,147

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,386

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,021

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.13%, 6/1/47	2,000	1,465
5.75%, 6/1/47	2,000	1,590

San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,921

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1, 5.00%, 6/1/37	4,000	3,233
		24,362

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.1% – continued

Colorado – 3.7%

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	$4,000	$4,454

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	2,000	2,067

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	3,000	3,343
		9,864

Connecticut – 1.1%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,389
5.38%, 7/1/31	1,250	1,395
		2,784

Delaware – 0.9%

Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	2,000	2,246

District of Columbia – 3.1%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	6,154

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project, 5.00%, 10/1/53	2,000	2,098
		8,252

Florida – 4.1%

Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	5,430	5,509

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	3,655	4,032

Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute, 6.00%, 9/1/17	1,170	1,261

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.1% – continued

Florida – 4.1% – continued

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (1)(2)	$155	$ –
		10,802

Georgia – 2.3%

Atlanta Water & Wastewater Revenue Bonds, Series A, 6.25%, 11/1/39	5,000	5,920

Illinois – 4.8%

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	4,390

Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza, 5.88%, 2/15/38	2,500	2,514

Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, 6.88%, 8/15/38	1,000	1,150
7.00%, 8/15/44	1,000	1,150

Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,169
6.00%, 6/1/28	2,000	2,331
		12,704

Indiana – 5.4%

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,414
6.38%, 9/15/41	2,000	2,202

Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,231

Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,262

North Manchester Economic Development Revenue Refunding Bonds, Series A, Peabody Retirement Community Project, 5.13%, 12/1/45	389	176

North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project, 1.00%, 12/1/45 (2)	335	7

	PRINCIPAL AMOUNT (000s)	VALUE (000S)
MUNICIPAL BONDS – 95.1% – continued

Indiana – 5.4% – continued

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37 (3)(4)	$1,000	$1,009
8.00%, 9/1/41	2,500	2,889
		14,190

Kentucky – 1.1%

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project, 5.75%, 7/1/49	2,500	2,826

Louisiana – 5.7%

Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,570

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,353

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	3,000	3,431

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,336

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,404
		15,094

Maine – 1.7%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,352
6.75%, 7/1/41	2,000	2,198
		4,550

Maryland – 3.3%

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	4,335	4,629

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.1% – continued

Maryland – 3.3% – continued

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	$1,500	$1,747
6.13%, 1/1/36	2,000	2,275
		8,651

Massachusetts –2.4%

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	6,215

Michigan – 1.8%

Michigan State Finance Authority Revenue Refunding Bonds, Series D-4, Local Government Loan Program, Detroit Water & Sewerage Department, 5.00%, 7/1/30	2,000	2,162

Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/18	2,000	2,566
		4,728

Minnesota – 2.3%

Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, 7.38%, 12/1/41	3,000	3,339

Western Minnesota Municipal Power Agency Revenue Bonds, Series A, 5.00%, 1/1/46	2,500	2,823
		6,162

Mississippi – 1.1%

Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,894

Missouri – 2.9%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,751
6.75%, 9/1/34	1,750	1,910

St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	3,005	3,066
		7,727

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.1% – continued

New Jersey – 4.4%

New Jersey State Economic Development Authority Special Facility Revenue Bonds, Series B (AMT), Continental Airlines, Inc. Project, 5.63%, 11/15/30	$2,000	$2,168

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/1/43	2,500	2,735

New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group, 5.88%, 6/1/42	3,000	3,289

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, 6.63%, 7/1/38	3,000	3,267
		11,459

NewYork – 0.0%

New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19 (2)	2,200	–

North Carolina – 3.0%

North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,690

North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, 6.13%, 11/1/38	2,000	2,196
		7,886

Ohio – 7.7%

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	5,000	5,538

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 12/1/21	5,690	6,895

Ohio State Turnpike Commission Revenue Bonds, Series A1, Junior Lien, Infrastructure Project, 5.00%, 2/15/48	2,500	2,732

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.1% – continued

Ohio – 7.7% – continued

Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	$4,000	$5,016
		20,181

Pennsylvania – 4.0%

Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	2,031

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,577

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 6.00%, 7/1/43	2,500	2,723

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,250
		10,581

Rhode Island – 1.1%

Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A, 6.25%, 6/1/42	3,000	3,000

Texas – 11.2%

Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas, (PSF-Gtd.), 5.00%, 8/15/39	2,000	2,254

Dallas County Flood Control District G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,002

HFDC of Central Texas, Inc. Retirement Facilitates Revenue Bonds, Series A, Legacy at Willow Bend, 5.75%, 11/1/36	3,000	3,050

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/43	2,500	2,780

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., 6.20%, 2/15/40	3,500	3,977

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.1% – continued

Texas – 11.2% – continued

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	$3,000	$3,595

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	2,500	2,945

Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,159
7.13%, 11/1/40	2,000	2,311

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,429
		29,502

Washington – 1.7%

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	4,000	4,584
Total Municipal Bonds
(Cost $225,352)		250,329

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.3%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (5)(6)	8,630,300	$8,630
Total Investment Companies
(Cost $8,630)		8,630

Total Investments – 98.4%
(Cost $233,982)		258,959

Other Assets less Liabilities – 1.6%		4,201
NET ASSETS – 100.0%		$263,160

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of this restricted illiquid security amounted to approximately $1,009,000 or 0.4% of net assets. Additional information on the restricted illiquid security is as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/25/08	$861

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $5,570,000 with net purchase of approximately $3,060,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.0%
AA	9.9
A	10.4
BBB	44.1
BB	12.1
B	2.0
Not rated	12.2
Cash and Equivalents	3.3

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.9%
Development	14.0
Education	6.4
General	8.0
Higher Education	12.2
Medical	16.2
Nursing Homes	6.9
Transportation	8.2
Water	5.8
All other sectors less than 5%	15.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$250,329	(1)	$–	$250,329
Investment Companies	8,630	–		–	8,630
Total Investments	$8,630	$250,329		$–	$258,959

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9%

Alabama – 0.5%

Alabama State Public School & College Authority Revenue Refunding Bonds, Series B, 5.00%, 1/1/25	$5,000	$6,134

University of Alabama General Revenue Refunding Bonds, Series A, 5.00%, 7/1/22	5,875	7,090
		13,224

Alaska – 0.1%

Anchorage Water Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 5/1/37	1,700	1,844

Arizona – 3.9%

Arizona State School Facilities Board COPS, 5.25%, 9/1/23	10,000	11,462

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/15	5,000	5,183
5.25%, 7/1/20	10,000	11,754

Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	6,750	8,217

Chandler Excise TRB, 5.00%, 7/1/27	5,000	6,021

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	5,000	6,041

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	4,877

Mesa Utility System Revenue Refunding Bonds, 3.25%, 7/1/29 (1)	5,000	4,916

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), 5.00%, 7/1/20	1,500	1,754

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,488

Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,138

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Arizona – 3.9% – continued

Phoenix G.O. Unlimited Refunding Bonds, 4.00%, 7/1/22	$5,000	$5,713

Salt River Project Agriculture Improvement and Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	10,000	12,116

Scottsdale G.O. Limited Refunding Bonds, 5.00%, 7/1/22	3,000	3,659

Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	6,933
		97,272

Arkansas – 0.3%

Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds, 4.00%, 10/1/15	6,120	6,355

California – 7.0%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B, 1.50%, Mandatory Put 4/2/18	5,000	5,057

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C, 1.88%, Mandatory Put 4/1/19	10,000	10,196

Cabrillo Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election of 2004 (NATL-RE Insured), 2.86%, 8/1/39 (2)	11,755	3,574

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	1,815	1,822

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,197
5.25%, 9/1/25	5,000	5,995
6.25%, 11/1/34	5,000	6,131

California State Health Facilities Financing Authority Revenue Bonds, Series A, St. Joseph Health System, 5.00%, 7/1/28	5,000	5,790

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

California – 7.0% – continued

California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	$80	$80

California State Various Purpose G.O. Unlimited Bonds, Green Bonds, 5.00%, 10/1/28 (1)	3,500	4,169

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 10/1/22 (1)	10,000	12,110
5.00%, 10/1/33 (1)	4,930	5,707

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006, 2.59%, 8/1/35 (2)	11,850	8,295

Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured), 2.87%, 8/1/39 (2)	1,420	409
2.83%, 8/1/40 (2)	10,000	2,735
2.77%, 8/1/41 (2)	6,775	1,762

Contra Costa Community College District G.O. Unlimited Bonds, Series A, Election of 2014, 4.00%, 8/1/39	2,750	2,831

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/27	435	525

Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2004 (AGM Insured), 2.57%, 8/1/46 (2)	12,000	2,181

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/25	10,000	12,601

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,029

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,948

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	3,000	3,297

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

California – 7.0% – continued

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	$55	$66

Los Angeles Harbor Department Revenue Bonds, Series C, 5.00%, 8/1/39	2,500	2,861

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/44	2,000	2,232

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,547

Mount San Antonio Community College District G.O. Unlimited Convertible CABS, Series A, Election of 2008, 1.37%, 8/1/43 (2)	2,500	1,565

Orange County Sanitation District COPS, Series A, 2.00%, 10/16/14	2,250	2,252

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19	7,390	8,747

San Francisco City & County Airports Commision International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/44	5,000	5,503

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,879

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	5,917

University of California General Revenue Bonds, Series AF, 5.00%, 5/15/39	5,000	5,657

University of California General Revenue Bonds, Series AI, 5.00%, 5/15/38	14,000	15,863

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,805

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,956

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

California – 7.0% – continued

University of California Limited Project General Revenue Bonds, Series D (NATL Insured), 5.00%, 5/15/37	$1,860	$1,995
		173,361

Colorado – 0.8%

Denver City & County Airport System Revenue Bonds, Subseries B, 5.25%, 11/15/28	1,500	1,757
5.25%, 11/15/29	1,740	2,028

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	6,550	7,889

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,245

Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/21	2,500	3,012
		20,931

Connecticut – 2.4%

Connecticut State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/24	6,500	7,934

Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 5/15/22	2,000	2,348
5.00%, 4/15/23	5,500	6,533

Connecticut State G.O. Unlimited Bonds, Series C, 5.00%, 7/15/24	5,090	6,132

Connecticut State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/15/23	5,000	6,061
5.00%, 12/15/23	3,415	4,167

Connecticut State G.O. Unlimited TRB, Series A, 0.25%, 9/1/15	10,000	9,994

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	5,000	5,923

Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A, 5.00%, 10/15/20	6,000	7,177

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Connecticut – 2.4% – continued

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 3.00%, 12/1/22	$2,725	$2,871
		59,140

Delaware – 0.9%

Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,530	6,600

Delaware State Transportation Authority System Senior Revenue Bonds, 5.00%, 7/1/15	3,195	3,313
5.00%, 7/1/21	10,000	12,093
		22,006

District of Columbia – 1.1%

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.25%, 10/1/29	1,000	1,138
6.00%, 10/1/35	5,000	5,828
5.50%, 10/1/39	10,500	11,888

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,525
5.00%, 10/1/26	1,500	1,709

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28	3,000	3,435
		27,523

Florida – 4.4%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/28	6,185	7,128

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,000	1,134
5.00%, 9/1/25	1,000	1,126

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,826

Florida State Board of Governors University Dormitory Revenue Refunding Bonds, Series A, 5.00%, 5/1/23	2,945	3,561

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Florida – 4.4% – continued

Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay, 5.25%, 6/1/28	$11,135	$12,788

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	13,873

Florida State Housing Finance Corp. Revenue Bonds, Series B, Housing Ridge Club Apartments, 0.40%, 12/1/15	1,000	1,001

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed To Maturity, 5.00%, 7/1/15	1,000	1,036

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,901

Florida State Turnpike Authority Revenue Bonds, Series B, 5.00%, 7/1/22	3,000	3,618

Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	400	437

Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL-RE Insured), 5.00%, 10/1/23	4,245	4,543

JEA Electric System Revenue Bonds, Subseries D, 4.00%, 10/1/25	1,000	1,047

Miami-Dade County Transit System Sales Surtax Revenue Bonds, 5.00%, 7/1/42	3,320	3,658

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,591
5.25%, 10/1/22	2,500	3,032

Orlando Contract Tourist Development Tax Payments Revenue Bonds, Series A, 5.00%, 11/1/44	4,500	5,030

Palm Beach County Public Improvement Revenue Refunding Bonds, Series A, 4.00%, 11/1/26	6,170	6,861
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Florida – 4.4% – continued

Palm Beach County School District Board COPS, Series B, 5.00%, 8/1/25	$3,235	$3,967

Reedy Creek Improvement District G.O. Limited Bonds, Series A, 5.25%, 6/1/29	5,000	5,803
5.25%, 6/1/30	5,000	5,779

South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group, 5.00%, 8/15/42	9,630	10,164

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	3,920	4,028
		109,932

Georgia – 2.1%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	10,000	11,455

Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogle Project, 1.80%, Mandatory Put 4/3/18	1,150	1,163

Georgia State G.O. Unlimited Bonds, Series G, 3.40%, 12/1/15	13,205	13,701

Georgia State G.O. Unlimited Refunding Bonds, Series E-2, 4.50%, 9/1/15	5,000	5,200
5.00%, 9/1/21	5,000	6,073

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	5,000	5,993
5.00%, 7/1/21	1,100	1,333

Georgia State G.O. Unlimited Refunding Bonds, Series J-2, 4.50%, 11/1/22	5,870	6,854
		51,772

Hawaii – 0.6%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	1,000	1,152

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,500	6,656

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Hawaii – 0.6% – continued

Hawaii State G.O. Unlimited Refunding Bonds, Series EL, 5.00%, 8/1/23	$3,530	$4,306

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured), 5.00%, 7/1/36	3,000	3,170
		15,284

Illinois – 3.2%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,794

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.50%, 1/1/29	3,500	3,998
5.50%, 1/1/30	2,025	2,304

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,811

Cook County Sales TRB, 5.00%, 11/15/31	2,485	2,810

Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	5,830

Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum, 4.60%, Mandatory Put 11/1/15	4,250	4,415

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,731

Illinois State Finance Authority Revenue Bonds, Series A-2, Advocate Health Care, 5.00%, Mandatory Put 2/12/20	500	583

Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured), 5.00%, 2/1/25	2,000	2,095

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC FGIC Insured), 5.25%, 2/1/27	1,830	1,997

Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured), 5.25%, 6/15/30	5,500	6,166
5.25%, 6/15/31	5,000	5,584

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Illinois – 3.2% – continued

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 7/1/15	$5,000	$5,181

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 6/15/19	2,540	2,624

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded, 5.13%, 11/1/15	805	848

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds, Unrefunded Balance (AGM Insured), 5.13%, 11/1/24	195	205

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL Insured), 5.50%, 6/15/29	2,000	2,353

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place Project (AGM Insured), 5.00%, 6/15/50	3,000	3,148

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 5.00%, 2/1/23	5,965	6,855

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,815

Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/30/20	2,700	3,203
5.00%, 12/30/24	6,040	7,071
		78,421

Indiana – 1.9%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,615
5.25%, 10/1/38	2,980	3,382

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Indiana – 1.9% – continued

Indiana State Educational Facilities Finance Authority Revenue Bonds, Valparaiso University Project, 5.00%, 10/1/44	$2,500	$2,770

Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), 5.00%, 1/1/24	13,060	13,752

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, 5.00%, 2/1/30	5,000	5,761

Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,119

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,500	1,722
5.50%, 1/10/24	1,135	1,318

Whiting Enivornmental Facilities Variable Revenue Bonds, BP Products North America, 1.85%, Mandatory Put 10/1/19	11,500	11,496
		47,935

Kansas – 0.6%

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/15	4,145	4,262

Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects, 5.00%, 4/1/23	3,110	3,690

Saline County Unified School District No. 305 Salina G.O. Unlimited Refunding & Improvement Bonds, 5.00%, 9/1/22	5,230	6,340
		14,292

Maryland – 5.8%

Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	9,895	10,297

Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/15	5,000	5,203

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Maryland – 5.8% – continued

Baltimore Water Project Revenue Refunding Bonds, Series B, 5.00%, 7/1/42	$2,000	$2,266

Baltimore Water Project Revenue Refunding Bonds, Series D, 5.00%, 7/1/24	5,425	6,579

Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series B, 5.25%, 8/15/15	3,475	3,630

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, 5.00%, 3/1/15	1,500	1,531

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/19	2,500	2,952

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2013-1, Prerefunded, 5.00%, 3/1/21	10,000	12,085

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 6/1/21	8,630	10,231

Maryland State G.O. Unlimited Bonds, First Series B, 4.50%, 3/15/24	5,000	5,643

Maryland State G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/24	17,480	21,137
4.00%, 8/1/27	8,000	8,834
3.00%, 8/1/28	10,060	10,208

Maryland State G.O. Unlimited Bonds, Series B, Prerefunded, 5.00%, 8/1/19	10,985	12,970

Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/21	5,000	5,899

Maryland State G.O. Unlimited Refunding Bonds, Series 2-C, 5.00%, 8/1/22	10,000	12,233

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/21	5,750	6,878

Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 6/1/21	5,000	6,055
		144,631

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Massachusetts – 7.2%

Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, 5.25%, 7/1/34	$500	$572

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1, 5.25%, 7/1/33	5,000	6,307

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 5.00%, 10/1/23	10,000	11,987

Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	10,000	11,791

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 4/1/29	5,000	5,769

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/20	3,505	4,239
5.25%, 8/1/21	2,500	3,059

Massachusetts State G.O. Limited Refunding Bonds, Series B (AMBAC-TCRS-BNY Insured), 5.25%, 8/1/28	5,000	6,426

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/24	3,850	4,850

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/23	4,185	5,228
5.25%, 9/1/25	500	631

Massachusetts State G.O. Limited Refunding Bonds, Series C, 5.00%, 8/1/24	15,000	18,566

Massachusetts State G.O. Limited Refunding Bonds, Series D, 5.50%, 10/1/15	5,000	5,268

Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1, 5.25%, 7/1/29	5,000	5,750

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University, 5.50%, 11/15/36	5,000	5,846

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Massachusetts – 7.2% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University, 5.25%, 2/15/26	$1,250	$1,566

Massachusetts State Health & Educational Facilities Authority Various Revenue Bonds, Series Y, Harvard University Issue, 0.03%, 7/1/35	10,000	10,000

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	10,000	10,423
5.00%, 8/15/15	1,290	1,345

Massachusetts State School Building Authority Sales TRB, Series A (NATL-RE Insured), Prerefunded, 5.00%, 8/15/27	9,255	9,647

Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,479

Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded, 5.00%, 8/15/15	14,660	15,280

Massachusetts State Special Obligation Consolidated Loan Revenue Bonds, Series A (AGM Insured), 5.50%, 6/1/18	500	582
5.50%, 6/1/21	500	615

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, 5.00%, 8/1/25	10,775	13,510

Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM G.O. of Authority Insured), Escrowed To Maturity, 5.25%, 8/1/15	1,500	1,564

Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM G.O. of Authority Insured), 5.50%, 8/1/22	3,300	4,137

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 8/1/26	5,000	5,863

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Massachusetts – 7.2% – continued

Massachusetts State Water Resources Authority Revenue Bonds, Series A (G.O. of Authority Insured), Escrowed to Maturity, 6.50%, 7/15/19	$1,400	$1,590
		177,890

Michigan – 1.7%

Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), 5.00%, 5/1/20	1,140	1,171

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.00%, 10/15/27	10,000	11,291

Michigan State Environmental Program G.O. Unlimited Refunding Bonds, 5.00%, 11/1/19	5,000	5,895
3.00%, 11/1/20	2,500	2,695

Michigan State Finance Authority Subordinate Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/21	3,035	3,663
5.00%, 10/1/25	3,970	4,758

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Prerefunded, 4.75%, 10/1/14	4,440	4,441

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance, 4.75%, 10/1/23	345	346

Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/21	2,500	3,010

Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series D, William Beaumont Hospital, 5.00%, 9/1/39	5,000	5,475
		42,745

Minnesota – 1.7%

Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited Bonds, Series C, Transit Notes, 5.00%, 3/1/15	2,000	2,041

Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited GANS, Series A, 4.00%, 3/1/15	4,000	4,065

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Minnesota – 1.7% – continued
1.00%, 3/1/16	$7,000	$7,051

Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Subseries A, 5.00%, 1/1/29 (1)	1,600	1,865

Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,846

Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity, 5.00%, 10/1/20	75	90

Minnesota State G.O. Unlimited Bonds, Series A, Unrefunded Balance, 5.00%, 10/1/20	4,925	5,917

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/23	5,500	6,764

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/30	5,000	6,016

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Unrefunded Balance, 5.00%, 8/1/23	5,300	6,404

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 8/1/23	245	299
		43,358

Mississippi – 0.7%

Mississippi State G.O. Unlimited Bonds, Series F, 5.25%, 10/1/23	5,090	6,301

Mississippi State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 11/1/21	8,705	10,495

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	15	16
		16,812

Missouri – 1.6%

Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A, 5.00%, 11/1/25	1,700	2,108

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Missouri – 1.6% – continued

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	$5,060	$5,951

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds Program, 5.00%, 7/1/23	3,620	4,460

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series A, SSM Health Care, 5.00%, 6/1/26	2,000	2,367

Missouri State Highway & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien, 5.00%, 5/1/22	10,000	12,181

Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien, 5.00%, 5/1/24	10,000	12,454
		39,521

Nebraska – 0.3%

Lincoln Electric System Revenue Bonds, Prerefunded, 5.00%, 9/1/15	5,500	5,744

Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/23	1,000	1,200
		6,944

Nevada – 0.6%

Clark County G.O. Limited Tax Bank Bonds, 5.00%, 6/1/38	2,500	2,761

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	8,000	9,059

Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,783
		15,603

New Hampshire – 0.5%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System, 5.25%, 6/1/39	5,000	5,742

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New Hampshire – 0.5% – continued

New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A, 5.00%, 8/15/20	$2,800	$3,334
5.00%, 8/15/21	2,970	3,569
		12,645

New Jersey – 1.4%

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project, 5.00%, 6/15/18	2,000	2,243
5.00%, 6/15/19	5,000	5,666
5.00%, 6/15/26	2,500	2,837

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured), 5.00%, 6/15/25	10,000	11,644

New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA, 5.50%, 6/15/39	5,000	5,629

New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA, (State Appropriation Insured), 5.00%, 6/15/23	1,300	1,491

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.75%, 6/15/20	5,000	5,824
		35,334

New Mexico – 0.1%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,300

New York – 14.5%

Long Island Power Authority Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,889

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.00%, 11/15/34	5,000	5,672

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,727

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New York – 14.5% – continued

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	$5,000	$5,607
5.00%, 11/15/24	5,000	5,599

New York City G.O. Unlimited Bonds, Series E, Prerefunded, 5.00%, 11/1/14	4,680	4,699

New York City G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5,320	5,342

New York City G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008, 5.00%, 10/1/22	5,000	5,615

New York City G.O. Unlimited Refunding Bonds, Series J, 5.00%, 8/1/22	10,000	11,982

New York City Municipal Finance Authority Water & Sewer System Fiscal Revenue Bonds, Series BB, Second General Resolution, 5.00%, 6/15/47	8,340	9,169

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series AA, General Resolution, 4.00%, 6/15/44	10,000	10,096

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series CC, Second General Resolution, 4.00%, 6/15/45	5,000	5,040

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series GG-1, Second General Resolution, 5.00%, 6/15/39	5,000	5,603

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,537

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Subseries S-1A, 4.00%, 11/1/14	4,000	4,013

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 8/1/26	5,000	6,052
5.00%, 5/1/38	2,500	2,821

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New York – 14.5% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, 5.00%, 11/1/21	$5,000	$5,914
5.00%, 2/1/22	2,000	2,374

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B1, 5.00%, 11/1/23	10,000	12,233

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,513

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,193

New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds, Series C, Prerefunded, 5.50%, 11/1/15	13,230	13,997

New York G.O. Unlimited Bonds, Series D, 5.00%, 8/1/23	5,000	5,976

New York G.O. Unlimited Refunding Bonds, Series B, Fiscal 2015, 5.00%, 8/1/25	4,300	5,187

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,739

New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/27	3,000	3,862

New York State Dormitory Authority Sales TRB, Series A, 5.00%, 3/15/27	10,000	11,853
5.00%, 3/15/29	10,000	11,688

New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	10,040	12,953

New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	16,000	18,699

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New York – 14.5% – continued

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds, 5.00%, 6/15/36	$5,000	$5,681

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds, 5.00%, 6/15/25	5,000	5,167

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,469

New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds, 5.00%, 5/15/23	2,000	2,445

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured), 5.00%, 4/1/21	7,505	9,009

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	4,425	4,800

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,646

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/22	10,000	12,052

New York State Urban Development Corp. Service Contract Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,119

Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Third Revenue Bonds, 4.00%, 6/15/44	10,000	10,275

Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Third Revenue Bonds (AMT), 5.00%, 9/1/26	1,130	1,328

Port Authority of New York & New Jersey Revenue Bonds, Series 179, 3.00%, 12/1/14	15,000	15,073
5.00%, 12/1/26	11,355	13,662

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

New York – 14.5% – continued

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/15/27	$3,995	$4,003

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,111
5.00%, 10/15/24	2,000	2,004

Triborough Bridge & Tunnel Authority General Revenue BANS, Series A, 5.00%, 5/15/15	15,000	15,457
		359,945

North Carolina – 3.2%

Charlotte COPS, Series B, 3.00%, 6/1/22	8,000	8,319

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/27	3,500	4,221

Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/1/20	5,495	6,630

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded, 4.50%, 1/1/22	3,465	4,098

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	28,305	29,230

North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/15	1,500	1,549
5.00%, 6/1/23	10,000	12,325

North Carolina State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 5/1/20	5,000	5,976

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,234

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	6,023
		80,605

Ohio – 1.4%

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/23	3,000	3,669

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Ohio – 1.4% – continued

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/22	$5,000	$6,055

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/22	5,000	6,064

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	3,032
5.00%, 8/1/23	10,000	12,226

Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded, 5.00%, 6/1/15	1,000	1,032

University of Cincinnati General Receipts Revenue Bonds, Series G (NATL-RE Insured), 5.00%, 6/1/28	2,075	2,292
		34,370

Oregon – 1.3%

Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,181

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/22	6,485	7,958

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,268

Portland Community College District G.O. Unlimited Bonds, 5.00%, 6/15/21	2,560	3,082

Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 5.00%, 11/1/18	5,000	5,551
		33,040

Pennsylvania – 1.4%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC, 5.00%, 2/1/34 (1)	4,000	4,499

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series, 5.00%, 7/1/22	10,000	11,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Pennsylvania – 1.4% – continued
5.00%, 7/1/22	$5,000	$5,999
5.00%, 7/1/22	5,000	5,999

Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,538
		34,033

Rhode Island – 0.5%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, 5.50%, 8/1/25	5,000	5,986

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	2,630	3,034

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	1,000	1,195

Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	3,403
		13,618

South Carolina – 1.3%

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 11/1/23	2,500	3,013

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	4,960	6,046

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	12,000	13,683

South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	10,459
		33,201

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Tennessee – 1.4%

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, 5.00%, 7/1/24	$10,275	$12,150

Tennessee State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/21	11,825	14,331

Tennessee State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/26	5,000	6,178

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured), 3.75%, 1/1/19	455	482
4.05%, 7/1/20	460	495
4.13%, 7/1/21	1,600	1,709
		35,345

Texas – 6.3%

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/22	100	121

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF-Gtd.), 3.00%, Mandatory Put 8/15/19	8,450	9,051

Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	10,000	11,823

Houston Combined Utility System Revenue Refunding Bonds, Series D, First Lien, 5.00%, 11/15/39	2,500	2,868

Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, 4.50%, 11/15/37	2,500	2,680

Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	10,000	10,947

Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded, 5.00%, 3/1/16	1,590	1,697

Houston Public Improvement G.O. Limited Refunding Bonds, Series D, Unrefunded Balance (AGM Insured), 5.00%, 3/1/17	10	11

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Texas – 6.3% – continued

Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	$10,000	$10,848

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded, 6.50%, 5/15/37	35	42

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Unrefunded Balance, 6.50%, 5/15/37	9,965	10,285

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19	80	95

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded, 5.50%, 5/15/33	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance, 5.50%, 5/15/33	1,905	2,114

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/22	5,000	6,028

Prosper Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.13%, 8/15/30	3,910	4,080

San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded, 5.00%, 2/1/16	12,655	13,455

Texas State A&M University Financing System Revenue Bonds, Series D, 5.00%, 5/15/27	5,000	6,058

Texas State G.O. Unlimited TRANS, 1.50%, 8/31/15	45,000	45,562

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Texas – 6.3% – continued

Texas State PFA Revenue Refunding Bonds, Series B, Assessment Unemployment Compensation, 4.00%, 1/1/18	$5,000	$5,309

University of Texas Financing System Revenue Bonds, Series A, 5.00%, 8/15/25	5,375	6,638

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/22	5,000	6,168
		155,898

Utah – 0.4%

North Davis County Sewer Distric Revenue Bonds, 5.00%, 3/1/23	2,265	2,749

Utah State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,000	6,046
		8,795

Vermont – 0.1%

Vermont State G.O. Unlimited Bonds, Series B, 5.00%, 8/15/22	1,425	1,738

Virginia – 1.0%

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,360	1,641

Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/24	5,000	6,065

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 5.00%, 2/1/23	5,000	6,062

Virginia State G.O. Unlimited Bonds, Series A, 5.00%, 6/1/19	1,000	1,177

Virginia State Public Building Authority Facilities Revenue Refunding Bonds, Series C, 5.00%, 8/1/23	5,520	6,734

Virginia State Public Facilities Building Authority Revenue Refunding Bonds, Series B-3, 4.00%, 8/1/22	1,520	1,726

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Virginia – 1.0% – continued

Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Subordinate Lien, State Revolving Fund, 5.50%, 10/1/22	$1,000	$1,261
		24,666

Washington – 2.5%

Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, Escrowed To Maturity, 3.00%, 1/1/16	4,035	4,171

King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), Prerefunded, 4.20%, 12/1/15	5,000	5,235

North Thurston Public Schools G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/23	3,630	4,445

Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,133

University of Washington General Revenue Bonds, 5.00%, 7/1/26	2,285	2,747

Washington State G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 7/1/20	7,700	7,982

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/22	5,000	6,046

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 5.25%, 10/1/39	4,000	4,360

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 1/1/16	13,665	14,469

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/24	10,000	12,298
		62,886

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.9% – continued

Wisconsin – 0.2%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 3, 5.00%, 11/1/22	$5,000	$6,067
Total Municipal Bonds
(Cost $2,087,234)		2,162,282

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.8%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	268,723,158	$268,723
Total Investment Companies
(Cost $268,723)		268,723

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.8%

California State RANS, 1.50%, 6/22/15	$45,000	$45,447

Connecticut State G.O. Unlimited Bonds, Series D, 2.00%, 6/15/15	10,000	10,133

Houston Independent School District G.O. Limited VRDB, Series A (PSF-Gtd.), 1.00%, Mandatory Put 6/1/15	10,000	10,040

Massachusetts State G.O. Limited RANS, Series B, 1.50%, 5/28/15	7,140	7,205

Milwaukee Cash Flow G.O. Unlimited Promissory Notes, Series R, 1.00%, 12/23/14	15,000	15,030

Polk County G.O. Unlimited Refunding Bonds, Series C, 2.00%, 6/1/15	2,335	2,363

Tennessee State G.O. Unlimited Bonds,Series A, 4.00%, 5/1/15	3,425	3,503
Total Short-Term Investments
(Cost $93,728)		93,721

Total Investments – 101.5%
(Cost $2,449,685)		2,524,726

Liabilities less Other Assets – (1.5)%		(37,248)
NET ASSETS – 100.0%		$2,487,478

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $304,888,000 with net sales of approximately $36,165,000 during the six months ended September 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	22.6%
AA	50.0
A	11.6
SP1+/MIG1	4.5
Not Rated	0.7
Cash and Equivalents	10.6

Total	100.0%

*Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	10.6%
General	16.2
General Obligation	33.5
Transportation	8.7
Water	7.2
All other sectors less than 5%	23.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$2,162,282	(1)	$–	$2,162,282
Investment Companies	268,723	–		–	268,723
Short-Term Investments	–	93,721		–	93,721
Total Investments	$268,723	$2,256,003		$–	$2,524,726

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT – INRERMEDIATE TAX – EXEMPT FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1%

Alabama – 0.0%

Alabama State Capital Improvement G.O. Unlimited Bonds, Series B, 4.00%, 8/1/15	$150	$155

Arizona – 3.3%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, 4.00%, 7/1/15	565	581

Arizona State Department of Administration Refunding COPS, Series B, 4.00%, 10/1/15	400	414

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, 5.00%, 7/1/15	5,000	5,183

Arizona State Transportation Board Highway Revenue Bonds, 5.00%, 7/1/15	150	156

Arizona State Water Quality Infrastructure Finance Authority Revenue Bonds, Series A, 4.00%, 10/1/14	755	755

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,029
4.00%, 7/1/16	1,000	1,064

Maricopa County Community College District G.O. Unlimited Refunding Bonds, 2.00%, 7/1/15	5,000	5,070

Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project, 5.00%, 7/1/16	4,250	4,584

Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds, 4.00%, 7/1/19	2,000	2,256

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series A, School Improvement Project of 2013, 3.00%, 7/1/15	2,675	2,729

Peoria G.O. Unlimited Bonds, Series A, Projects of 2000 & 2005, 3.00%, 7/1/15	200	204

Phoenix Civic Improvement Corp. Transportation Excise TRB, 4.00%, 7/1/16	3,500	3,721

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Arizona – 3.3% – continued

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/19	$8,500	$8,807

Phoenix G.O. Unlimited Bonds, Series B, Prerefunded, 5.00%, 7/1/15	5,000	5,182

Pima County Street & Highway Revenue Bonds (NATL-RE Insured), Prerefunded, 4.00%, 7/1/15	300	309

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Projectof 2007, 2.00%, 7/1/16	425	436

Pinal County Obligations Revenue Refunding Bonds, 3.00%, 8/1/15	1,820	1,860

Regional Public Transportation Authority Excise TRB, Series A, Maricopa County Public Transportation, 5.00%, 7/1/15	400	415

Scottsdale G.O. Unlimited Bonds, Series 2008A, Project of 2000, 3.50%, 7/1/15	100	103

Tempe Union High School District No. 213 G.O. Unlimited Bonds, School Improvement Project of 2008, 3.25%, 7/1/15	300	307

Tucson Water System Revenue Bonds, 5.00%, 7/1/16	1,275	1,379
		46,544

California – 5.6%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B, 1.50%, Mandatory Put 4/2/18	1,000	1,012

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	10,285

California State G.O. Unlimited Refunding Bonds, 5.00%, 11/1/14	545	547

California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, Escrowedto Maturity, 5.00%, 10/1/14	500	500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

California – 5.6% – continued

California State University Systemwide Revenue Bonds, Series A, 4.00%, 11/1/14	$120	$120
5.00%, 11/1/14	350	352

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 12/1/14	250	252
5.00%, 10/1/18	10,000	11,587

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 11/1/20	8,000	9,599
5.00%, 12/1/21	5,000	6,055

Fairfield-Suisun Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/17	2,065	2,260

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	5,918

Los Angeles Unified School District G.O. Unlimited Bonds, Series C, Election of 2002 (AGM Insured), 4.00%, 7/1/15	200	206

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,184

Los Angeles Unified School District G.O. Unlimited Bonds, Series KY, 5.00%, 7/1/15	200	207

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/21	10,000	12,083

San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3, 1.45%, Mandatory Put 8/1/17	6,725	6,837

San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/18	1,385	1,599

San Juan Unified School District G.O. Unlimited Bonds, 5.00%, 8/1/20	1,125	1,350

San Juan Unified School District G.O. Unlimited Bonds, Series B, Electionof 2012, 3.00%, 8/1/21	2,215	2,394

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

California – 5.6% – continued

University of California Revenue Bonds, Series O, 5.00%, 5/15/15	$195	$201
		78,548

Colorado – 0.8%

Colorado State Board for Community Colleges & Occupational Education Systemwide Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 2.00%, 11/1/14	200	200

Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects, 5.00%, 11/1/17	1,875	2,119

Denver City & County Excise Tax Revenue Refunding Bonds (AGM Insured), 5.25%, 11/1/14	100	101

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	6,069

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds (State Aid Withholding), 4.00%, 12/1/14	350	352

Douglas County School District No. RE-1 Douglas & Elbert Counties Improvement G.O. Unlimited Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded, 5.00%, 12/15/14	100	101

Larimer Weld & Boulder County School District No. R-2J Thompson G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/15	250	265

Platte River Power Authority Revenue Bonds, Series GG (AGM Insured), 5.00%, 6/1/15	250	258

Regional Transportation District Transit Vehicles COPS, Series A, (AMBAC Insured), 5.00%, 12/1/16	1,590	1,741
		11,206

Connecticut – 1.4%

Connecticut State G.O. Unlimited Bonds, Series A (AGM Insured), 3.80%, 12/15/15	100	104
5.00%, 12/15/15	250	264

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Connecticut – 1.4% – continued

Connecticut State G.O. Unlimited Bonds, Series C, 5.00%, 11/1/14	$500	$502
4.10%, 11/1/15	100	104

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/17	5,520	6,137

Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A, 5.00%, 10/15/20	8,000	9,570

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien, 5.00%, 2/1/17	2,500	2,758

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 5.00%, 12/1/14	100	101

Norwalk G.O. Unlimited Refunding Bonds, Series B, 2.50%, 7/1/15	50	51
		19,591

Delaware – 1.3%

Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	15,727

University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,254
5.00%, 11/1/15	1,000	1,052
		18,033

Florida – 5.6%

Broward County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 1/1/16	2,525	2,675

Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured, 5.00%, 6/1/15	11,265	11,627

Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1, 4.00%, 6/1/15	210	215

Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	4,600	5,130

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Florida – 5.6% – continued

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	$5,430	$5,607

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/17	10,100	11,281

Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series B, Right of Way, 3.38%, 7/1/16	500	517

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity, 5.00%, 7/1/15	10,000	10,361

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,350

Gainesville Utilities System Revenue Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 10/1/15	200	210

Jacksonville Special Revenue Bonds, Series B-1A, 5.00%, 10/1/14	390	390

Jacksonville Special Revenue Refunding Bonds, Series D, 5.00%, 10/1/15	155	162

JEA Electric System Revenue Bonds, Series Three A, 5.00%, 10/1/17	940	1,062

JEA Electric System Revenue Bonds, Series Three D-1, 4.00%, 10/1/15	250	260

JEA Electric System Revenue Bonds, Subseries A, 5.00%, 10/1/15	250	262

JEA Electric System Revenue Bonds, Subseries B, 5.00%, 10/1/15	235	246

JEA Water & Sewer System Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 10/1/15	165	173

JEA Water & Sewer System Revenue Bonds, Series C, 3.50%, 10/1/15	150	155

Lee County School Board COPS, Series A (AGM Insured), 4.20%, 8/1/16	250	267

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Florida – 5.6% – continued

Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program, 5.00%, 7/1/15	$5,000	$5,182

Palm Beach County Public Improvement Revenue Bonds, 4.00%, 5/1/15	200	205

Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,219

Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2 (AMBAC Insured), 5.00%, 10/1/15	5,730	5,997

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,638

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/14	2,535	2,535

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds, 5.00%, 10/1/21 (1)	1,000	1,200

Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured), 5.00%, 10/1/14	500	500

Volusia County Gas TRB (AGM Insured), Prerefunded, 5.00%, 10/1/14	850	850
		78,276

Georgia – 2.8%

Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 8/1/20	2,160	2,573

Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 8/1/20	1,000	1,191
5.00%, 8/1/21	3,285	3,953

Clayton County Water Authority & Sewage Revenue Refunding Bonds, 4.00%, 5/1/16	500	528

DeKalb County Water & Sewer Revenue Refunding Bonds, 2nd Resolution, 5.00%, 10/1/20	1,250	1,479

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Georgia – 2.8% – continued

DeKalb County Water & Sewerage Revenue Bonds, Series A, 3.00%, 10/1/15	$100	$103

DeKalb Water & Sewerage Revenue Bonds, Series A, 4.00%, 10/1/15	835	867

Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/15	2,250	2,360
5.00%, 11/1/16	2,280	2,478
5.00%, 11/1/18	2,505	2,867

Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,021

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,716

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 12/1/15	100	103

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	6,197

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL Insured), 5.00%, 7/1/15	4,000	4,144
		39,580

Hawaii – 1.0%

Hawaii State G.O. Unlimited Bonds, Series EH, 5.00%, 8/1/19	3,810	4,494

Hawaii State G.O. Unlimited Refunding Bonds, Series CY (AGM Insured), 5.75%, 2/1/15	125	127

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,000	6,051

Hawaii State G.O. Unlimited Refunding Bonds, Series EJ, 3.00%, 8/1/15	100	102

Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 7/1/15	300	311

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Hawaii – 1.0% – continued

Honolulu City & County G.O. Unlimited Bonds, Series B (AGM Insured), 5.25%, 7/1/15	$240	$249

Honolulu City & County G.O. Unlimited Bonds, Series C (NATL-RE Insured), Prerefunded, 5.00%, 7/1/15	175	181

Honolulu City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,089
		13,604

Idaho – 0.1%

Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Salestax Guaranty Insured), 5.00%, 9/15/17	1,945	2,189

Illinois – 3.7%

Chicago Metropolitan Water Reclamation District of Greater Chicago Capital Improvement G.O. Limited Tax Bonds, 5.00%, 12/1/15	100	106

Chicago Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A, 4.00%, 12/1/15	500	522

Cook County Community College District No. 504 G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/22 (1)	1,150	1,373

Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B, 5.00%, 12/1/17	1,500	1,677

Cook County Forest Preservation District G.O. Unlimited Bonds (AGM-CR AMBAC Insured), Prerefunded, 5.00%, 11/15/14	250	252

Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 12/1/20	500	603

DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,111

Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,197

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Illinois – 3.7% – continued

Illinois State Build Sales TRB, 5.00%, 6/15/16	$3,500	$3,771

Illinois State Development Finance Authority Variable Revenue Bonds, St. Vincents De Paul, 1.88%, Mandatory Put 3/1/19	2,000	2,027

Illinois State Finance Authority Revenue Bonds, Clean Water Initiative, 5.00%, 7/1/19	5,440	6,348

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,080

Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care, 5.00%, Mandatory Put 1/15/20	1,295	1,508

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/19	3,500	4,136

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 7/1/15	400	415

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B, 5.00%, 12/1/17	3,000	3,404
5.00%, 12/1/18	1,000	1,161

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A, 5.00%, 6/15/15	750	776

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 12/15/19	3,500	3,615

Kane County II Community Unit School District No. 101 Batavia G.O. Unlimited Refunding Bonds, 5.00%, 1/1/20	2,250	2,625

Lake & McHenry Counties Community Unit School District No. 118 G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 1/1/15	560	567

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 4.00%, 2/1/19	1,330	1,467
5.00%, 2/1/21	6,260	7,197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Illinois – 3.7% – continued

Schaumburg G.O. Unlimited Bonds, Series B (NATL Insured), Prerefunded, 5.00%, 12/1/14	$750	$756
5.25%, 12/1/14	225	227

Tinley Park G.O. Unlimited Bonds, 3.00%, 12/1/14	405	407
4.00%, 12/1/15	425	442
4.00%, 12/1/17	470	513

Winnebago County Public Safety Sales Tax G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/30/15	300	311
		52,594

Indiana – 1.1%

Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group, 2.95%, 10/1/22	1,750	1,769

Indiana Finance CWA Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 4.00%, 10/1/14	1,380	1,380

Indiana State Finance Authority Highway Revenue Refunding Bonds, Series A, 4.00%, 12/1/14	100	101

South Bend Community School Corp. Revenue Refunding Bonds, First Mortgage, 2002 School Building (NATL Insured State Aid Withholding), 4.50%, 7/15/15	125	129

Whiting Environmental Facilities Variable Revenue Bonds, BP Products North America, 1.85%, Mandatory Put 10/1/19	11,500	11,496
		14,875

Kansas – 0.3%

Butler County Improvement Unified School District No. 490 G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded, 5.00%, 9/1/15	395	413

Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A, 5.00%, 9/1/15	1,000	1,044

Kansas State Development Finance Authority Revenue Bonds, Series K, Department of Commerce Impact Program, 5.00%, 12/1/14	250	252

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Kansas – 0.3% – continued

Olathe G.O. Unlimited Bonds, Series 210, 4.00%, 10/1/14	$185	$185

Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,580
		4,474

Kentucky – 0.8%

Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,040

Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects, 5.00%, 7/1/18	4,500	5,170
		11,210

Louisiana – 0.0%

Lafayette Utilities Revenue Bonds (NATL-RE Insured), 5.25%, 11/1/14	250	251

Maryland – 5.1%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 3/1/15	380	388
5.00%, 3/1/15	250	255
5.00%, 4/1/18	2,915	3,332

Anne Arundel County Consolidated Improvements G.O. Limited Bonds, 5.00%, 4/1/15	150	154

Baltimore Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 10/15/14	250	250

Baltimore Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series C (NATL Insured), 5.50%, 10/15/15	200	211

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/19	5,000	5,905

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/15	500	526

Baltimore County Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/19	5,000	5,842

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Maryland – 5.1% – continued

Baltimore Wastewater Projects Revenue Bonds, Series C, 5.00%, 7/1/21	$1,330	$1,596

Baltimore Water Project Revenue Bonds, Series A, 5.00%, 7/1/20	1,000	1,189

Charles County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 7/15/17	1,470	1,651
5.00%, 10/1/20	1,935	2,328
5.00%, 10/1/21	2,035	2,472

Charles County G.O. Unlimited Refunding Bonds, Prerefunded, 4.25%, 3/1/15	165	168

Frederick County G.O. Unlimited Refunding Bonds, Series C, Escrowedto Maturity, 4.00%, 12/1/15	50	52

Frederick County G.O. Unlimited Refunding Bonds, Series C, Unrefunded Balance, 4.00%, 12/1/15	6,325	6,607

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 4.00%, 8/1/20	235	269

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance, 4.00%, 8/1/20	4,985	5,681

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	3,735	4,361

Howard County G.O. Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 5.00%, 8/15/15	150	156

Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 4.00%, 3/1/16	150	158

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded, 5.00%, 3/15/17	150	166

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	15,000	16,278

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Maryland – 5.1% – continued

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C, 5.00%, 8/1/20	$5,000	$6,001

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	3,000	3,508

Maryland State Department of Transportation Consolidated Revenue Bonds, Second Issue, 4.00%, 9/1/15	200	207

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 3/1/15	100	102

Maryland State G.O. Unlimited Refunding Bonds, Series 2-C, 5.00%, 8/1/21	1,350	1,638

Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 11/1/15	150	158

Montgomery County Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 11/1/15	100	104
		71,713

Massachusetts – 1.4%

Boston G.O. Unlimited Bonds, Series A, 5.00%, 4/1/15	180	184

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A, 5.00%, 8/1/16	310	336
5.00%, 4/1/19	3,500	4,094

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, 4.00%, 12/1/15	200	209
5.00%, 12/1/15	200	211

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (NATL G.O. of Commonwealth Insured), 5.50%, 11/1/14	525	528

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, Prerefunded, 5.00%, 9/1/15	1,300	1,358
5.00%, 9/1/15	100	105

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Massachusetts – 1.4% – continued

Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/15	$3,500	$3,543

Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, 4.00%, 6/1/15	300	308

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 8/1/18	4,200	4,843
5.00%, 8/1/19	1,000	1,178

Massachusetts State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 12/1/15	250	261

Massachusetts State School Building Authority Sales TRB, Senior Series B, 5.00%, 10/15/15	1,000	1,050

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	395	412

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program, 5.00%, 8/1/16	540	586
		19,206

Michigan – 1.2%

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	936

Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,576

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/17	1,100	1,231

Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program, 5.00%, 10/15/15	150	158

Michigan State Finance Authority Clean Water Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	2,805	3,353

Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/19	2,755	3,249

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Michigan – 1.2% – continued

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	$1,850	$1,994

Michigan State Hospital Finance Authority Revenue Bonds, Chelsea Community Hospital Obligated, Prerefunded, 5.00%, 5/15/15	300	309

Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/1/19	1,635	1,928

Western Michigan University General Revenue Refunding Bonds, 3.00%, 11/15/15	500	515
5.00%, 11/15/19	850	989
		17,238

Minnesota – 2.7%

Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 3.00%, 2/1/17	825	871

Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured), 5.00%, 2/1/18	4,310	4,891

Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited Refunding Bonds, Series C, Transit Capital, 4.00%, 3/1/15	240	244

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 10/1/21	2,030	2,463

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/15	500	520

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	10,323
5.00%, 10/1/19	10,075	11,926

Rochester Independent School Building District No. 535 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/16	120	128

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Minnesota – 2.7% – continued

Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	$1,810	$2,115

St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E, 5.00%, 9/1/21	3,350	4,075
		37,556

Missouri – 0.0%

Belton School District No. 124 G.O. Unlimited Bonds, Series B (State Aid Direct Deposit Program), 4.50%, 3/1/15	100	102

Kansas City Water Revenue Refunding & Improvement Bonds, Series A, 5.00%, 12/1/14	100	101

St. Louis Board of Education G.O. Unlimited Refunding Bonds (NATL-RE Insured State Aid Direct Deposit Program), 5.25%, 4/1/15	455	466
		669

Nebraska – 0.0%

Lancaster County Public School District No. 1 G.O. Limited Bonds, 4.00%, 1/15/15	150	152

Lincoln Electric System Revenue Refunding Bonds, 4.00%, 9/1/15	100	103
		255

Nevada – 1.1%

Clark County School District Building G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	2,000	2,069

Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/17	255	270
5.00%, 6/15/18	2,000	2,113

Clark County School District G.O. Limited Bonds, Series C (AGM Insured), Prerefunded, 5.00%, 12/15/15	3,825	4,047
5.00%, 12/15/15	1,000	1,058
5.00%, 12/15/15	300	317

Clark County School District G.O. Limited Tax Bonds, Series B, 5.00%, 6/15/15	110	114

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Nevada – 1.1% – continued

Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured), Prerefunded, 5.00%, 12/1/14	$3,000	$3,025

Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D, 5.00%, 6/1/15	750	774

Nevada State University System G.O. Limited Refunding Bonds, Series G (NATL-RE Insured), 5.00%, 8/1/15	250	260

Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	2,050
		16,097

New Hampshire – 0.1%

Portsmouth Capital Improvement Loan G.O. Unlimited Bonds, 5.00%, 6/1/21	1,590	1,921

New Jersey – 4.8%

Elizabeth G.O. Unlimited Bonds, 2.00%, 4/1/17	1,620	1,669

Gloucester County G.O. Unlimited Bonds, 2.00%, 9/15/15	100	102

Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	3,955

Monmouth County Improvement Authority Lease Revenue Bonds, Capital Equipment Pooled Project, 4.00%, 10/1/15	150	156

New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 9/1/20	2,280	2,737

New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 9/1/15	120	125

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series GG, School Facilities (State Appropriation Insured), Escrowed to Maturity, 5.00%, 9/1/15	5,000	5,223

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project, 5.00%, 6/15/19	15,000	16,998

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New Jersey – 4.8% – continued

New Jersey State EDA School Facilities Construction Revenue Bonds, Series O, Prerefunded, 5.13%, 3/1/15	$375	$383

New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE, 5.00%, 9/1/18	10,600	11,942

New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	3,200	3,326

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B, Transportation System (NATL-RE Insured), 5.25%, 12/15/14	315	318

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (AGM Insured), Escrowed to Maturity, 5.75%, 12/15/14	225	228

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (NATL-RE FGIC Insured), Prerefunded, 5.25%, 6/15/15	4,710	4,881

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D (AMBAC Insured), Prerefunded, 5.00%, 6/15/15	4,000	4,138

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/19	2,250	2,550

Ocean County G.O. Unlimited Refunding Bonds (NATL-RE Insured), 5.00%, 11/1/15	100	105

Union County G.O. Unlimited Bonds, 3.00%, 3/1/19	4,315	4,655

Union County G.O. Unlimited Bonds, Series B, 3.00%, 3/1/20	2,987	3,210

Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured), 3.00%, 3/1/18	460	494
		67,195

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New Mexico – 1.9%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 7/1/21	$1,675	$2,017

Albuquerque G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,624

Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,518

New Mexico State Finance Authority Revenue Bonds, Series A, Senior Lien, Public Project Revolving Fund, 4.25%, 6/1/15	100	103

New Mexico State Finance Authority Transportation Revenue Refunding Bonds, Series A-2, Subordinate Lien, 5.00%, 12/15/15	400	423

New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	11,194

New Mexico State University Improvement Refunding Revenue Bonds, Series B, 5.00%, 4/1/18	2,615	2,984

New Mexico State University Revenue Refunding & Improvement Bonds, Series B, 5.00%, 4/1/19	2,710	3,160
		27,023

New York – 5.4%

Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,299

Metropolitan Transportation Authority Revenue Bonds, Series A, 5.00%, 11/15/18	1,000	1,159

Metropolitan Transportation Authority Revenue Bonds, Series B-1, 5.00%, 11/15/15	135	142

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,530

Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 11/15/14	450	453

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New York – 5.4% – continued

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 2.00%, 11/15/14	$150	$150

Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding), 5.00%, 5/1/17	705	784
5.00%, 5/1/18	1,000	1,143

New York City G.O. Unlimited Bonds, Series G, 5.00%, 8/1/15	350	364
5.00%, 8/1/19	5,000	5,851

New York City G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/21	1,475	1,750

New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,337

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/15	3,935	4,139

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 11/1/15	1,065	1,121

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-3, 5.00%, 11/1/14	225	226

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-1, 4.00%, 11/1/14	210	211

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/15	490	516

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Subseries B, 5.00%, 11/1/15	780	821

New York City Transitional Finance Authority Future TRB, Series A, Unrefunded Balance, 5.00%, 11/1/14	95	95

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New York – 5.4% – continued

New York City Transitional Finance Authority Future TRB, Series A, Prerefunded, Escrowedto Maturity, 5.00%, 11/1/14	$75	$75

New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1, 5.00%, 11/1/14	190	191

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 11/1/15	2,470	2,598

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, 5.00%, 11/1/15	6,130	6,452

New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/15	170	177

New York G.O. Unlimited Bonds, Series C, 5.00%, 1/1/16	390	413

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School Districts Financing Program (AGM Insured State Aid Withholding), 4.50%, 10/1/15	355	370

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	1,905	2,079
5.00%, 10/1/17	2,880	3,250

New York State Dormitory Authority Personal Income Tax Education Revenue Bonds, Series D, 5.00%, 3/15/15	130	133

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A, 5.00%, 2/15/21	4,650	5,550

New York State Dormitory Authority Supported Debt Mental Health Services Facilities Revenue Bonds (State Appropriation Insured), Unrefunded Balance, 5.00%, 8/15/15	300	313

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New York – 5.4% – continued

New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University Consolidated 5th General, 4.00%, 7/1/15	$175	$180

New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated 5th General (NATL Insured), 5.00%, 7/1/15	200	207

New York State Dormitory Economic Development & Housing Authority Personal Income TRB, Series A, 4.00%, 12/15/14	100	101

New York State Dormitory Education Authority Personal Income TRB, Series A, 5.00%, 3/15/16	1,265	1,351

New York State Economic Development & Housing Finance Agency Personal Income TRB, Series A, 4.00%, 3/15/15	100	102

New York State Environmental Facilities Corp. Clean Municipal Water & Drinking Revenue Bonds, Series B, Revolving Funds, 5.00%, 6/15/15	250	259

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, 5.00%, 6/15/15	150	155

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 4.00%, 12/15/14	350	353
4.00%, 12/15/14	100	101

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien (G.O. of Corp. Insured), 5.00%, 4/1/15	200	205

New York State Thruway Authority Local Highway & Bridge Revenue Bonds, 5.00%, 4/1/15	4,500	4,609

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.00%, 3/15/15	100	102

New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series A, 4.00%, 7/1/15	145	149

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

New York – 5.4% – continued

New York State Urban Development Corp. Personal Income TRB, Series A1, 4.00%, 12/15/15	$500	$523

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/20	2,850	3,376

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/21	4,750	5,676

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,178

Tobacco Settlement Financing Corp. Revenue Asset Backed Bonds, Series B, 5.00%, 6/1/20	2,500	2,578
		75,897

North Carolina – 2.4%

Cary Public Improvement G.O. Unlimited Refunding Bonds, Series B, 4.00%, 6/1/15	250	256

Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 3.00%, 12/1/15	3,000	3,099
5.00%, 3/1/16	10,000	10,670

New Hanover County Community College G.O. Unlimited Bonds, Series A, 5.00%, 6/1/17	2,500	2,794

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 5/1/20	10,000	11,387

University of North Carolina System Pool Revenue Bonds, Series A (Assured Guaranty Insured), 4.00%, 10/1/14	500	500

Wake County School G.O. Unlimited Bonds, Series A, 5.00%, 2/1/18	5,100	5,813
		34,519

North Dakota – 0.0%

North Dakota State PFA Revenue Bonds, Series A, State Revolving Fund Program, 4.00%, 10/1/14	200	200

Ohio – 3.5%

Cincinnati Various Purpose G.O. Unlimited Refunding Bonds, Series C, 5.00%, 12/1/14	150	151

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Ohio – 3.5% – continued

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/19	$5,000	$5,895

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/15/19	2,000	2,364

Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program Insured), 5.00%, 11/1/20	750	890

Hamilton County Sewer System Revenue Refunding Bonds, Series A, 5.00%, 12/1/17	1,150	1,304

Miami University Revenue Refunding Bonds, 4.00%, 9/1/15	540	559

Ohio State Building Authority Facilities Revenue Bonds, Series A, Juvenile Correction Building, 3.70%, 10/1/14	200	200

Ohio State Building Authority Revenue Bonds, Series C, 4.00%, 10/1/14	100	100
5.00%, 10/1/15	200	210

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/19	5,000	5,875

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	6,277

Ohio State Department of Administrative Knowledge System Services COPS, Series A, 5.00%, 9/1/15	11,950	12,480

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/19	2,000	2,356

Ohio State G.O. Unlimited Bonds, Series D, 5.00%, 9/15/15	100	105

Ohio State Higher Educational Facility Commission Revenue Bonds, University Dayton Project (AMBAC Insured), Prerefunded, 5.00%, 12/1/14	600	605

Ohio State Major New Infrastructure Project Revenue Bonds, Series 2006-1 (NATL-RE Insured), 5.00%, 6/15/15	150	155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Ohio – 3.5% – continued

Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 3, 5.00%, 12/15/14	$130	$131

Ohio State Parks & Recreation Capital Facilities Revenue Bonds, Series II-A (NATL-RE Insured), 4.00%, 12/1/14	100	101

Ohio State University Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 12/1/14	280	282

Ohio State University Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 12/1/14	4,720	4,759

Ohio State Water Quality Development Authority PCR Refunding Bonds, 5.00%, 12/1/14	2,250	2,269

University of Akron Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,530
		49,598

Oklahoma – 0.3%

Edmond Public Works Authority Sales Tax & Utility System Revenue Refunding Bonds, 3.00%, 7/1/15	1,850	1,890

Oklahoma City Water & Sewer Utilities Trust Revenue Refunding Bonds, Series B, 3.50%, 7/1/15	200	205

Oklahoma State Municipal Power Authority Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,594

Tulsa County Independent School District No. 1 Tulsa Combined Purpose G.O. Unlimited Bonds, 2.00%, 9/1/15	100	101
		3,790

Oregon – 2.0%

Clackamas County G.O. Limited Bonds (NATL-RE Insured), 4.00%, 6/1/15	230	236

Deschutes County Administrative School District No. 1 G.O. Unlimited Bonds (NATL Insured), 4.00%, 6/15/15	100	103

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Oregon – 2.0% – continued

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	$2,380	$2,672

Oregon State Department of Administrative Services COPS, Series A (AGM Insured), Prerefunded, 5.00%, 5/1/15	500	514

Oregon State Department of Administrative Services COPS, Series C, 5.00%, 11/1/14	2,895	2,907

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C, 5.00%, 4/1/22	2,000	2,423

Oregon State Department of Administrative Services Refunding COPS, Series D, 5.00%, 11/1/14	5,670	5,694

Oregon State Department of Transportation Highway User TRB, Series A, Senior Lien, 5.00%, 11/15/15	150	158

Oregon State G.O. Unlimited Bonds, Series E, Oregon Univ System Project, 4.00%, 8/1/15	100	103

Oregon State G.O. Unlimited Bonds, Series L, 5.00%, 11/1/20	1,740	2,097
5.00%, 11/1/21	905	1,098

Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,425

Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 4.00%, 11/1/17	5,000	5,280

Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,527

Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 3.00%, 6/15/15	250	255

Yamhill County School District No. 29J Newberg G.O. Unlimited Bonds, Series A (School Board Guaranty Program), 3.00%, 6/15/15	250	255
		28,747

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Pennsylvania – 1.9%

Allegheny County G.O. Unlimited Refunding Bonds, Series C-73, 5.00%, 12/1/20	$1,000	$1,181

Central Bucks School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding), 5.00%, 5/15/15	100	103

Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	321

Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 3/15/15	150	153
5.00%, 5/15/15	150	155

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 10/15/15	3,575	3,754

Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	15,547

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,632

Philadelphia Water & Wastewater Revenue Bonds, Series A, 4.00%, 1/1/17	500	538
		27,384

Rhode Island – 0.0%

Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/14	150	150

South Carolina – 1.5%

Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, Prerefunded, 5.25%, 12/1/15	150	159

Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,504

Lancaster Educational Assistance Program, Inc. Installment Purchase Revenue Bonds, School District Lancaster County Project, Prerefunded, 5.25%, 12/1/14	645	651

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

South Carolina – 1.5% – continued

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	$2,120	$2,475

South Carolina State Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/15	10,000	10,205

South Carolina State Economic Development G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 10/1/15	300	314

South Carolina State University Infrastructure G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 11/1/14	200	201
		20,509

Tennessee – 1.5%

Knoxville Wastewater System Revenue Bonds, 6.00%, 4/1/15	125	129

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.25%, 10/1/15	5,000	5,255

Shelby County G.O. Unlimited Refunding Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 4/1/15	995	1,019

Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 4/1/15	4,005	4,103

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,143

Tennessee State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	1,145	1,374

Tennessee State School Bond Authority Revenue Refunding Bonds (State Intercept Program), Higher Educational Facilities Second Program, 5.00%, 11/1/21	2,125	2,573

Williamson County District School G.O. Unlimited Bonds, Series A, 5.00%, 4/1/20	1,000	1,191
		20,787

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Texas – 7.7%

Alamo Community College District Combined Fee Revenue Refunding Bonds (AMBAC Insured), Escrowedto Maturity, 4.00%, 11/1/14	$100	$100

Alief Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 3.00%, 2/15/16	120	124

Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B, (PSF-Gtd.), 3.00%, Mandatory Put 8/14/17	5,000	5,297

Alvin Independent Schoolhouse District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/15	150	153

Angleton Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/16	300	319

Arlington Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/16	150	160

Austin Electric Utility System Revenue Refunding Bonds (AGM Insured), 5.00%, 11/15/14	150	151

Austin Public Property Finance Contractual G.O. Limited Bonds, 5.00%, 9/1/15	165	172

Brownsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded, 5.00%, 8/15/15	200	209

Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 5.25%, 2/15/15	200	204

Collin County Road G.O. Unlimited Bonds, 4.50%, 2/15/15	100	102

Colony G.O. Limited Bonds, Certificates of Obligation (AMBAC Insured), Prerefunded, 5.00%, 8/15/15	250	261

Comal Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 4.00%, 2/1/16	200	210

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Texas – 7.7% – continued

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.), 3.13%, 2/15/17	$7,140	$7,577

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.), 3.00%, Mandatory Put 8/15/17	1,750	1,850

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/16	100	106

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.25%, 2/15/17	7,000	7,449

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured), 5.00%, 12/1/14	700	706

Dallas G.O. Limited Bonds, 5.00%, 2/15/16	245	261

Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/16	150	158

Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 5.50%, 2/15/17	10,000	11,171

Dallas Waterworks & Sewer System Revenue Refunding Bonds, 5.00%, 10/1/15	275	288
5.00%, 10/1/15	250	262

Denton County Permanent Improvement G.O. Limited Refunding Bonds (NATL-RE Insured), Prerefunded, 4.50%, 7/15/15	200	207

Eagle Mountain & Saginaw Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, Mandatory Put 8/1/19	2,500	2,564

El Paso County Hospital District G.O. Limited Certificates (AMBAC Insured), Prerefunded, 5.00%, 8/15/15	1,000	1,042

Fort Worth Water & Sewer Revenue Refunding Bonds, 5.00%, 2/15/17	1,120	1,238

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Texas – 7.7% – continued

Frisco G.O. Limited Refunding & Improvement Bonds (NATL-RE Insured), 5.25%, 2/15/15	$100	$102

Frisco Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.25%, 8/15/15	210	219

Frisco Refunding & Improvement G.O. Limited Bonds (NATL-RE Insured), Prerefunded, 5.25%, 2/15/15	135	138

Garland G.O. Limited Refunding Bonds, 5.00%, 2/15/15	150	153

Garland G.O. Limited Refunding Bonds, Series A, 5.00%, 2/15/16	300	319

Goose Creek Consolidated Independent School District Schoolhouse G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/16	500	532

Harris County Flood Control District G.O. Limited Refunding Contract Bonds, Series A, 5.00%, 10/1/15	410	430

Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series B, 4.00%, 10/1/15	100	104
5.00%, 10/1/15	600	629

Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series C, Unrefunded Balance, 5.25%, 10/1/15	105	110

Harris County Toll Road G.O. Unlimited Refunding Bonds, Series A, Subordinate Lien, 4.00%, 8/15/15	100	103

Houston Community College System Student Fee Revenue Bonds, Senior Lien, 4.00%, 4/15/15	125	128

Houston G.O. Limited Bonds, Series D (AMBAC Insured), Prerefunded, 5.00%, 3/1/15	300	306

Houston Independent School Building District G.O. Limited Bonds, Series A (PSF-Gtd.), Prerefunded, 5.00%, 2/15/15	250	255

Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 3/1/15	3,000	3,061

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Texas – 7.7% – continued

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	$5,000	$5,534
5.00%, 3/1/21	4,045	4,842

Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (Assured Guaranty Insured), 3.50%, 11/15/15	500	519

Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien, 5.00%, 11/15/15	10,345	10,901

Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 2.90%, 6/15/15	100	102

Judson Independent School Building District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/1/16	120	127

Klein Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.50%, 8/1/15	295	308

Klein Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.), 4.00%, 2/1/16	275	289

La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/16	250	266

Lancaster Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/15	290	295

Laredo Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/15	150	156

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/15	475	491

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	5	5

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.75%, 5/15/15	270	279

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Texas – 7.7% – continued

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	$65	$67

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Prerefunded, Escrowed to Maturity, 5.00%, 5/15/15	1,250	1,288

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Escrowed to Maturity, 5.00%, 5/15/15	10	10

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance, 5.00%, 5/15/15	250	258

Lubbock Certificates Obligation Waterworks G.O. Limited Bonds, Series A, 4.00%, 2/15/15	220	223

Northeast Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/15	150	156

Northside Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 2.13%, Mandatory Put 8/1/20	2,400	2,401

Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/18	650	731

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/16	150	160

Plano Independent School District Building G.O. Unlimited Bonds, Series A, 5.00%, 2/15/15	230	234

Richardson G.O. Limited Refunding Bonds, 4.00%, 2/15/18	1,000	1,105

Round Rock Independent School Building District G.O. Unlimited Bonds, Series A, 3.50%, 8/1/15	100	103

Schertz-Cibolo-Universal City Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/1/15	900	914

Southlake G.O. Limited Refunding Bonds, 4.00%, 2/15/15	100	101

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Texas – 7.7% – continued

Spring Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series 2008A (PSF-Gtd.), 5.00%, 8/15/15	$310	$323

Tarrant County G.O. Limited Tax Bonds, 5.00%, 7/15/15	250	260

Texas State PFA G.O. Unlimited Bonds, 5.00%, 10/1/15	215	225

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	7,340
5.00%, 10/1/18	3,620	4,198

Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/15	200	210
5.00%, 10/1/15	150	157

Texas State PFA Unemployment Compensation Revenue Bonds, Series A, Prerefunded, 5.00%, 1/1/16	250	265

Texas State Transportation Commission Highway Fund Revenue Refunding Bonds, 1st Tier, 5.00%, 4/1/16	250	268

Texas State Transportation Commission Highway Fund Revenue Refunding Bonds, Series A, 1st Tier, 5.00%, 4/1/20	5,000	5,952

Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 4/1/15	505	517

Tomball Independent School Building District Variable G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.), 2.00%, Mandatory Put 8/15/16	7,250	7,446

University of Texas Financing System Revenue Bonds, Series D, 5.00%, 8/15/15	100	104

Weatherford Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/15	150	152

Williamson County Road G.O. Unlimited Bonds (AMBAC Insured), 5.00%, 2/15/15	150	153

Ysleta Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 8/15/15	150	156
		108,521

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Utah – 1.6%

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	$7,540	$8,656

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, 5.00%, 10/1/27	300	344
5.00%, 10/1/28	200	230

Salt Lake City Sales & Excise TRB, Series A, 1.50%, 10/1/15	250	253

Salt Lake County Sales TRB, Prerefunded, 5.00%, 8/1/15	2,140	2,227

Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	10,533
		22,243

Virginia – 7.8%

Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 2/15/18	1,755	2,003
5.00%, 2/15/19	3,305	3,865

Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,340

Chesapeake G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/15	1,605	1,695

Fairfax County Economic Development Authority Lease Revenue Refunding Bonds, Joint Public Uses Complex Project, 5.00%, 5/15/20	6,620	7,837
5.00%, 5/15/21	6,945	8,304

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	10,731

Loudoun County G.O. Unlimited Bonds, Series B, 3.00%, 11/1/15	500	515
5.00%, 11/1/17	10,000	11,325

Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 4.00%, 12/1/17	3,010	3,324

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Virginia – 7.8% – continued

Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 6/1/18	$2,990	$3,431

Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/22	4,100	4,962

Portsmouth Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 1/15/16	345	361

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series C, 21st Century College (State Intercept Program), 4.00%, 2/1/15	100	101

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/18	3,465	3,975

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured), 5.00%, 5/15/17	2,725	3,038

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/20	8,170	9,701

Virginia State G.O. Unlimited Bonds, Series A, Prerefunded, 4.50%, 6/1/15	250	257

Virginia State Public Building Authority Facilities Revenue Bonds, Series A, 5.00%, 8/1/22	4,005	4,847

Virginia State Public Building Authority Facilities Revenue Refunding Bonds, Series D, 4.00%, 8/1/15	115	119
5.00%, 8/1/15	150	156

Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/16	1,000	1,085

Virginia State Public School Financing Authority Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/19	10,000	11,769

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Virginia – 7.8% – continued

Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund, 5.00%, 10/1/20	$3,500	$4,208

Virginia State Resources Authority Infrastructure Non Ace Revenue Bonds, Senior Series A, Pooled Financing, 5.00%, 11/1/15	4,025	4,236

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing, 5.00%, 11/1/20	1,930	2,314

Virginia State Resources Authority Sub-Clean Water State Revolving Fund Revenue Bonds, Prerefunded, 5.00%, 10/1/17	1,750	1,980
		109,479

Washington – 4.7%

Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/1/15	260	270

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/15	5,100	5,286

Energy Northwest Electric Revenue Refunding Bonds, Series A, Columbia Generating Station, 5.00%, 7/1/18	5,000	5,749

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 1, 5.00%, 7/1/15	350	363
5.00%, 7/1/15	200	207

Energy Northwest Electric Revenue Refunding Bonds, Series C, Project No. 1, 5.00%, 7/1/15	100	104

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/18	10,000	11,498

King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/18	2,500	2,802
5.00%, 12/1/20	2,000	2,391

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Washington – 4.7% – continued

King County Rural Library District G.O. Unlimited Bonds, 3.00%, 12/1/15	$100	$103

Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds, 5.00%, 10/1/17	600	675

Skagit County Consolidated School District No. 320 Mount Vernon G.O. Unlimited Refunding Bonds (AGM Insured School Board Guaranty Program), 5.00%, 12/1/15	100	106

Snohomish County G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 12/1/15	200	209

Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,165

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/21	750	905

Snohomish County School District No. 16 Arlington G.O. Unlimited Refunding Bonds (NATL Insured School Board Guaranty Program), Prerefunded, 5.25%, 12/1/14	250	252

Thurston County School District #33 Tumwater G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/15	100	105

Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program, 5.00%, 9/1/18	4,750	5,473

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	5,907

Washington State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/15	2,000	2,081

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/21	9,795	11,711

Washington State Various Purpose G.O. Unlimited Bonds, Series F, 4.50%, 7/1/15	250	258

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.1% – continued

Washington – 4.7% – continued

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015, 5.00%, 7/1/21	$3,000	$3,605

Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/20	2,170	2,583
		65,808

Wisconsin – 1.7%

Central Brown County Water Authority System Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 12/1/15	250	264

Central Brown County Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 11/1/20	200	237

Milwaukee County Metropolitan System Sewerage District G.O. Unlimited Refunding Bonds, Series A, 5.50%, 10/1/15	100	105

Milwaukee G.O. Unlimited Bonds, Series N 1, Promissory Notes (AMBAC Insured), 5.00%, 2/15/15	145	148

Milwaukee G.O. Unlimited Bonds, Series N1, Promissory Notes, 5.00%, 2/15/16	4,300	4,577

Milwaukee G.O. Unlimited Promissory & Corporate Notes, 5.00%, 5/1/20	1,175	1,395

Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	4,625	4,757

Wisconsin State G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 5/1/19	5,000	5,859
5.00%, 5/1/20	5,000	5,948

Wisconsin State Transportation Revenue Bonds, Series A (NATL Insured), Prerefunded, 4.50%, 7/1/15	250	258
		23,548
Total Municipal Bonds
(Cost $1,214,618)		1,241,183

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 9.2%

AIM Tax-Free Cash Reserve Portfolio	96,061	$96

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (2)(3)	130,009,991	130,010
Total Investment Companies
(Cost $130,106)		130,106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.5%

Bartow County School District G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 10/1/14	$450	$450

Baton Rouge Public Improvement Sales Tax Revenue Refunding Bonds, Series A-2 (AGM Insured), 4.50%, 8/1/15	105	109

Beaumont G.O. Limited Refunding Bonds, 3.00%, 3/1/15	100	101

Bernalillo County Gross Receipts Tax Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/14	200	200

Citizens Property Insurance Corp. High Risk Account Senior Secured Revenue Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 3/1/15	565	576

Cleveland Water Revenue Bonds, Series W, 5.00%, 1/1/15	100	101

Cook County Community High School District No. 219 Niles Township G.O. Unlimited Bonds (NATL Insured), Unrefunded Balance, 7.88%, 12/1/14	800	811

Cypress-Fairbanks Independent School District G.O. Unlimited VRDB, Series B-3 (PSF-Gtd.), 2.00%, 8/15/15	3,000	3,043

Dallas G.O. Limited Refunding Bonds, Series C, Unrefunded Balance, 4.00%, 2/15/15	275	279

Dallas Waterworks & SewerSystem Revenue Refunding Bonds, 4.00%, 10/1/14	100	100

Dane County G.O. Unlimited Bonds, Series A, Promissory Notes, 1.00%, 6/1/15	825	829

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.5% – continued

DeKalb County Special Recreation Tax District G.O. Unlimited Bonds, 5.00%, 12/1/14	$2,000	$2,017

Edcouch Elsa Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/15	365	372

Elysian Fields Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/15	135	137

Forsyth County Limited Obligation Revenue Bonds, 4.00%, 4/1/15	200	204

Fort Zumwalt School District G.O. Unlimited Refunding Bonds, Series A (State Aid Direct Deposit Program), 5.00%, 3/1/15	200	204

Harris County Permanent Improvement G.O. Limited Refunding Bonds, 5.75%, 10/1/14	150	150

Honolulu City & County G.O. Unlimited Bonds, Series C, Escrowed to Maturity, 5.00%, 9/1/15	125	131

Houston Independent School District G.O. Limited VRDB, Series A (PSF-Gtd.), 1.00%, 6/1/15	10,000	10,040

Indiana State Finance Authority Revenue Refunding Bonds, Series A, State Revolving Fund, 5.00%, 2/1/15	150	152

Lake County Community High School District No. 115 Lake Forest G.O. Unlimited Bonds, 4.00%, 11/1/14	250	251

Lone Star College System G.O. Limited Tax Refunding Bonds, Series B, 5.00%, 2/15/15	100	102

Maple Grove G.O. Unlimited Refunding Bonds, Series D, 4.00%, 2/1/15	150	152

Massachusetts State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/1/15	100	104

Milwaukee County G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 10/1/14	100	100

Montgomery County G.O. Unlimited Bonds, Certificates of Obligation, (AGM Insured), Escrowed to Maturity, 5.00%, 3/1/15	60	61

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.5% – continued

Montgomery County G.O. Unlimited Bonds, Certificates of Obligation, (AGM Insured), Unrefunded Balance, 5.00%, 3/1/15	$40	$41

Nacogdoches Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/15	395	401

New Mexico State Finance Authority Revenue Bonds, Series A, Senior Lien, Public Project Revolving Fund, 3.00%, 6/1/15	115	117

New York State Dormitory Authority Revenue Bonds, Series A, State University Educational Facilities, 5.25%, 5/15/15	255	263

New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, Series B, Second General Resolution, 5.00%, 4/1/15	285	292

Ohio State Higher Education G.O. Unlimited Bonds, Series A, 4.25%, 5/1/15	250	256

Putnam County School G.O. Unlimited Bonds (NATL-RE Insured), 4.25%, 4/1/15	200	204

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 4.00%, 1/1/15	150	152

San Antonio Municipal Drain Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 2/1/15	125	127

Schertz-Cibolo-Universal City Independent School Building District G.O. Unlimited Bonds, Series A (PSF-Gtd.), 5.00%, 2/1/15	380	386

Tacoma Electric System Revenue Refunding Bonds, Series A, 4.00%, 1/1/15	150	151

Texas State A&M University Financing System Revenue Bonds, Series B, 5.00%, 5/15/15	200	206

Texas State G.O. Unlimited TRANS, 1.50%, 8/31/15	10,000	10,125

Valley View Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/15	225	228

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.5% – continued

Wichita Tax Increment Financing G.O. Unlimited Bonds, Series 962, 2.00%, 6/1/15 (1)	$620	$628
Total Short-Term Investments
(Cost $34,348)		34,353

Total Investments – 99.8%
(Cost $1,379,072)		1,405,642

Other Assets less Liabilities – 0.2%		2,680
NET ASSETS – 100.0%		$1,408,322

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $89,477,000 with net purchases of approximately $40,533,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	35.5%
AA	51.2
A	12.1
A1+	0.7
Not Rated	0.5

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligations	36.6%
General	16.1
School District	15.4
Financials	9.3
All other sectors less than 5%	22.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,241,183	(1)	$–	$1,241,183
Investment Companies	130,106	–		–	130,106
Short-Term Investments	–	34,353		–	34,353
Total Investments	$130,106	$1,275,536		$–	$1,405,642

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7%

Alabama – 0.1%

Birmingham Convertible G.O. Unlimited CABS, Series A, 0.43%, 3/1/27 (1)	$1,000	$1,017

Alaska – 0.4%

Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	3,000	3,086

Arizona – 2.8%

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,682

Mesa Utility System Revenue Refunding Bonds, 3.00%, 7/1/28 (2)	4,000	3,906
3.25%, 7/1/29 (2)	5,000	4,916

Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,138

Student & Academic Services LLC Northern Arizona Capital Facilities Lease Revenue Bonds (BAM Insured), 5.00%, 6/1/44	2,000	2,206
		21,848

California – 13.1%

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,696

California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, 5.25%, 10/1/38	2,000	2,282

California State Educational Facilities Authority Revenue Bonds, University of Southern California, 4.75%, 10/1/28	5,000	5,193

California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,470

California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75

California State Various Purpose G.O. Unlimited Bonds, Prerefunded, 4.75%, 6/1/15	5,000	5,120

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

California – 13.1% – continued

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 10/1/33 (2)	$4,775	$5,528

Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B, 1.78%, 5/1/34 (1)	2,500	2,246

Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured), 2.83%, 8/1/40 (1)	10,000	2,735
2.77%, 8/1/41 (1)	10,000	2,600

Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AMBAC Insured), 2.57%, 8/1/45 (1)	11,800	2,485

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), 5.00%, 8/1/37	1,500	1,642

Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured), 2.57%, 8/1/46 (1)	12,000	2,181

Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008, 1.64%, 8/1/49 (1)	5,000	2,116

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,029

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	3,000	3,297

Los Angeles Harbor Department Revenue Bonds, Series C, 5.00%, 8/1/39	2,500	2,861

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/44	1,500	1,674

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, 5.00%, 1/1/34	1,000	1,135

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,773

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

California – 13.1% – continued

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	$7,020	$8,122

Mount San Antonio Community College District Convertible G.O. Unlimited CABS, Series A, Election of 2008, 1.37%, 8/1/43 (1)	2,500	1,565

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,455

San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, 5.00%, 4/1/34	5,000	5,670

San Francisco City & County Airports Commision International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/44	5,000	5,504

San Francisco City & County Airports Commision International Airport Revenue Bonds, Series B, 5.00%, 5/1/44	3,000	3,369

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,758

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	1,100	1,326

Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012, 1.44%, 8/1/41 (1)	3,200	2,196

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,805

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	7,000	8,091
		101,999

Colorado – 1.2%

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,430
5.25%, 11/15/36	5,000	5,567
		8,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Connecticut – 0.5%

Connecticut State G.O. Unlimited TRB, Series A, 0.65%, 9/1/16	$3,450	$3,454

Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	575	603
		4,057

Delaware – 0.0%

Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured), 5.80%, 7/1/35	5	5

District of Columbia – 3.1%

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,148

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	22,643
		23,791

Florida – 7.0%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/43	5,000	5,556

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,235	1,400
5.00%, 9/1/25	1,000	1,126

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,826

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	11,121

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 6.25%, 10/1/31	3,000	3,573

Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,930

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Florida – 7.0% – continued

Miami-Dade County Aviation Revenue Refunding Bonds (AMT), 5.00%, 10/1/27	$2,000	$2,290

Miami-Dade County Transit System Sales Surtax Revenue Bonds, 5.00%, 7/1/42	6,000	6,610

Orlando Contract Tourist Development Tax Payments Revenue Bonds, Series A, 5.00%, 11/1/44	2,500	2,794

Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	4,825	5,273

South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group, 5.00%, 8/15/42	5,000	5,278

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	3,245	3,335
		54,112

Georgia – 1.8%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	7,500	8,591

Georgia State G.O. Unlimited Refunding Bonds, Series E-2, 4.50%, 9/1/15	2,500	2,600

Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,393
		13,584

Hawaii – 3.7%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	4,000	4,606

Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,153

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL Insured), 5.00%, 7/1/35	15,000	15,429

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured), 5.00%, 7/1/36	2,000	2,113

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Hawaii – 3.7% – continued

University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	$5,000	$5,730
		29,031

Idaho – 0.6%

Idaho State Health Facilities Authority Revenue Bonds, Series A, Saint Lukes Health System Project, 4.13%, 3/1/37	2,500	2,512
5.00%, 3/1/39	2,000	2,190
		4,702

Illinois – 8.7%

Chicago Midway Airport Revenue Refunding Bonds, Series B, Second Lien, 5.25%, 1/1/34	2,500	2,794

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	2,000	2,331

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,812

Chicago Waterworks Revenue Bonds, Second Lien Project, 4.00%, 11/1/32	1,000	996
5.00%, 11/1/39	350	388

Cook County Community College District No. 504 Triton Alternative Revenue Source G.O. Unlimited Bonds, 5.00%, 6/1/35 (2)	5,000	5,617

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	4,850	5,491
5.25%, 3/1/40	2,500	2,731

Illinois State Finance Authority Revenue Bonds, Series A, Depaul University, 6.13%, 10/1/40	5,000	5,870

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), 5.25%, 2/1/27	5,000	5,457

Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured), 5.25%, 6/15/32	5,500	6,123

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Illinois – 8.7% – continued

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	$10,500	$11,662

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,573

Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	3,400	4,357

Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,585

Will Grundy Etc. Counties Community College District No. 525 Alternative Revenue Source G.O. Unlimited Refunding Bonds, Series B, 5.25%, 6/1/36	2,500	2,815
		67,602

Indiana – 2.2%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	2,650	3,007

Indiana Finance Authority Water Utility Revenue Bonds, Series A, First Lien, Citizens Energy Group, 5.00%, 10/1/44	5,000	5,482

Indiana State Educational Facilities Finance Authority Revenue Bonds, Valparaiso University Project, 5.00%, 10/1/44	2,500	2,770

Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), Escrowed to Maturity, 7.40%, 7/1/15	2,010	2,111

Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured), 3.50%, 6/1/18	3,280	3,545
		16,915

Louisiana – 0.7%

East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,629

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Maryland – 2.6%

Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/15	$2,120	$2,206

Baltimore Water Project Revenue Refunding Bonds, Series B, 5.00%, 7/1/42	2,000	2,266

Maryland State G.O. Unlimited Bonds, Second Series B, 3.00%, 8/1/28	3,315	3,363

Maryland State G.O. Unlimited Refunding Bonds, Series 2-C, 5.00%, 8/1/22	10,000	12,233
		20,068

Massachusetts – 4.5%

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.25%, 7/1/33	1,900	2,409

Massachusetts State G.O. Limited Refunding Bonds, Series B (AMBAC-TCRS-BNY Insured), 5.25%, 8/1/28	5,875	7,551

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology (G.O. of University Insured), Prerefunded, 5.00%, 7/1/17	5,000	5,603

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	645	672

Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded, 5.00%, 8/15/15	3,000	3,127

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded, 5.00%, 8/1/19	10,000	11,797

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,669
		34,828

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Michigan – 1.1%

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	$2,565	$2,907

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	5,000	5,612
		8,519

Minnesota – 0.7%

Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project (AGM School District Credit Program Insured), 5.00%, 2/1/26	5,000	5,076

Mississippi – 0.0%

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	15	15

Missouri – 0.2%

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, SSM Health Care, 5.00%, 6/1/25	1,000	1,191

Montana – 0.1%

Montana State Board of Regents Higher Education Facilities Improvement Revenue Bonds, Montana State University, 5.00%, 11/15/30	525	616

Nebraska – 1.2%

Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/28	5,355	6,135

Omaha Public Power District System Revenue Bonds, Series A, 5.50%, 2/1/39	2,500	2,804
		8,939

Nevada – 0.8%

Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,881

Clark County G.O. Limited Tax Bank Bonds, 5.00%, 6/1/38	2,500	2,761

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Nevada – 0.8% – continued

Washoe County Highway Revenue Bonds, Fuel Tax, 5.00%, 2/1/43	$1,750	$1,919
		6,561

New Hampshire – 1.6%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System, 5.25%, 6/1/39	11,000	12,631

New Jersey – 1.8%

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured), 5.00%, 6/15/25	5,000	5,822

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project, 5.00%, 6/15/26	2,500	2,837

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 1.33%, 1/1/35 (1)	5,000	5,189
		13,848

New Mexico – 0.3%

New Mexico State SFM Finance Authority Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities), 5.00%, 9/1/26	2,070	2,210

New York – 16.6%

Long Island Power Authority General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	5,881

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	11,427

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.00%, 11/15/34	5,000	5,671

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,727

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New York – 16.6% – continued

New York City Municipal Finance Authority Water & Sewer System Fiscal Revenue Bonds, Series BB, Second General Resolution, 5.00%, 6/15/47	$2,500	$2,748

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	11,502

New York City Municipal Finance Authority Water&SewerSystem Revenue Bonds, Series CC, Second General Resolution, 4.00%, 6/15/45	13,000	13,104

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,821

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,739

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (State Aid Withholding), 5.00%, 10/1/42	1,000	1,109

New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	5,000	6,450

New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/27	2,025	2,607

New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	11,980	14,001

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	11,194

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, 5.50%, 4/15/35	5,000	6,508

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New York – 16.6% – continued

New York State Thruway Authority Revenue Bonds, Series J, 5.00%, 1/1/27	$50	$59

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,646

Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Third Revenue Bonds, 4.00%, 6/15/44	1,500	1,541

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,011
5.00%, 10/15/24	10,000	10,020
		128,766

North Carolina – 2.3%

Charlotte COPS, Series B, 3.00%, 6/1/22	2,000	2,080

North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,151

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,471

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,000	5,163
		17,865

Ohio – 0.3%

Fairfield City School Improvement District G.O. Unlimited Bonds (School District Credit Program), 5.00%, 11/1/44	2,340	2,630

Oklahoma – 0.4%

Stillwater Utilities Authority Revenue Bonds, Series A, 5.00%, 10/1/39	3,000	3,434

Pennsylvania – 0.3%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC, 5.00%, 2/1/34 (2)	2,220	2,497

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

South Carolina – 2.8%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	$5,940	$7,241

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	13,000	14,823
		22,064

Texas – 6.3%

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF-Gtd.), 3.00%, Mandatory Put 8/15/19	5,000	5,356

Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 6.38%, 2/15/18	5,000	5,928

El Paso G.O. Limited Bonds, Certificates of Obligation, 4.00%, 8/15/40	5,000	5,069

Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), 6.00%, 8/15/38	5,000	5,841

Grand Prairie Independent School District G.O. Unlimited Refunding CABS, 3.68%, 8/15/29 (1)	12,505	5,592

Houston Combined Utility System Revenue Refunding Bonds, Series D, First Lien, 5.00%, 11/15/39	2,500	2,868

Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, 4.50%, 11/15/37	2,500	2,680

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded, 6.25%, 5/15/18	10	12

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Unrefunded Balance, 6.25%, 5/15/31	9,990	11,518

San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded, 5.00%, 2/1/16	3,725	3,960
		48,824

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Vermont – 0.7%

University of Vermont & State Agricultural College Revenue Refunding Bonds, 4.00%, 10/1/37 (2)	$5,000	$5,129

Washington – 2.1%

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	4,025	4,410

Washington State G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded, 5.00%, 1/1/16	10,925	11,568
		15,978

West Virginia – 0.1%

West Virginia University Projects Revenue Bonds, Series A, 5.00%, 10/1/44	1,000	1,124
Total Municipal Bonds
(Cost $669,349)		719,188

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.0%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	31,072,560	$31,073
Total Investment Companies
(Cost $31,073)		31,073

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.9%

California State RANS, 1.50%, 6/22/15	$20,000	$20,199

Houston Independent School District G.O. Limited VRDB, Series A (PSF-Gtd.), 1.00%, 6/1/15	8,000	8,032

Milwaukee Cash Flow G.O. Unlimited Promissory Notes, Series R, 1.00%, 12/23/14	10,000	10,020
Total Short-Term Investments
(Cost $38,256)		38,251

Total Investments – 101.6%
(Cost $738,678)		788,512

Liabilities less Other Assets – (1.6)%		(12,176)
NET ASSETS—100.0%		$776,336

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $24,297,000 with net purchases of approximately $6,776,000 during the six months ended September 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	13.5%
AA	52.0
A	26.8
A1+	3.8
Cash and Equivalents	3.9
Not Rated	0.0	(1)

Total	100.0%

(1)	Amount rounds to less than 0.1%.

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.0%
General	15.8
General Obligation	16.2
Higher Education	7.5
Power	8.3
School District	5.5
Transportation	8.9
Utilities	5.3
Water	17.2
All other sectors less than 5%	9.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$ –	$719,188	(1)	$ –	$719,188
Investment Companies	31,073	–		–	31,073
Short-Term Investments	–	38,251		–	38,251
Total Investments	$31,073	$757,439		$ –	$788,512

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation	IBC	Insured Bond Certificates
AMBAC	American Municipal Bond Assurance Corporation	IDA	Individual Development Accounts
AMT	Alternative Minimum Tax	NATL	National Public Finance Guarantee Corporation
BAM	Build America Mutual	NATL RE	NATL Reinsurance
BANS	Bond Anticipation Notes	MBIA	Municipal Bond Insurance Association
BHAC	Berkshire Hathaway Assurance Corporation	MWRA	Massachusetts Water Resources Authority
CABS	Capital Appreciation Bonds	PCR	Pollution Control Revenue
COPS	Certificates of Participation	PFA	Public Finance Authority
CR	Custody Receipt	PSF	Permanent School Fund
EDA	Economic Development Agency	Q-SBLF	Qualified School Bond Loan Fund
FGIC	Financial Guaranty Insurance Corporation	RANS	Revenue Anticipation Notes
FHLMC	Federal Home Loan Mortgage Corporation	SCSDE	South Carolina School District Enhancement
FNMA	Federal National Mortgage Association	SFM	Single Family Mortgage
GANS	Grant Anticipation Notes	TCRS	Transferable Custodial Receipts
GNMA	Government National Mortgage Association	TRANS	Tax Revenue Anticipation Notes
G.O.	General Obligation	TRB	Tax Revenue Bonds
Gtd.	Guaranteed	XLCA	XL Capital Assurance
HFDC	Health Facilities Development Corp.

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2014 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. When-issued securities at September 30, 2014, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2014. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the net asset value per share of the Funds.

At March 31, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES	CAPITAL STOCK
Short-Intermediate Tax-Exempt	$ —	$285	$(285)
Tax-Exempt	4	(4)	—

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2013 through the fiscal year ended March 31, 2014, the following Funds incurred net capital losses and/or net currency losses, which each Fund intends to treat as having been incurred in the following fiscal year (in thousands):

California Intermediate Tax-Exempt	$5
California Tax-Exempt	173
High Yield Municipal	324
Short-Intermediate Tax-Exempt	148
Tax-Exempt	1,910

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2014, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amount in thousands	MARCH 31, 2018	MARCH 31, 2019
High Yield Municipal	$23,276	$12,268

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows (in thousands):

Fund	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Arizona Tax Exempt	$454	$ —
California Intermediate Tax-Exempt	5,337	—
California Tax-Exempt	2,560	—
Intermediate Tax-Exempt	16,549	—
Short-Intermediate Tax-Exempt	704	254
Tax-Exempt	25,181	932

At March 31, 2014, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS/ (LOSSES)
Arizona Tax-Exempt	$49	$ —	$ —	$5,108
California Intermediate Tax-Exempt	196	1	—	16,349
California Tax-Exempt	87	—	—	10,134
High Yield Municipal	216	3	—	15,820

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS/ (LOSSES)
Intermediate Tax-Exempt	$841	$—	$—	$47,993
Short-Intermediate Tax-Exempt	73	—	—	24,244
Tax-Exempt	318	—	—	39,458

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,320	$198	$127
California Intermediate Tax-Exempt	11,066	364	230
California Tax-Exempt	4,764	1,943	333
High Yield Municipal	12,616	289	—
Intermediate Tax-Exempt	55,372	6,851	3,515
Short-Intermediate Tax-Exempt	17,761	—	285
Tax-Exempt	34,222	9,012	2,483

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,723	$609	$840
California Intermediate Tax-Exempt	10,579	3,016	1,528
California Tax-Exempt	4,696	4,055	361
High Yield Municipal	16,260	236	—
Intermediate Tax-Exempt	50,051	31,266	17,945
Short-Intermediate Tax-Exempt	16,659	317	3,682
Tax-Exempt	34,113	21,218	9,235

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2014, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2011 through March 31, 2013 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the Funds did not have any outstanding borrowings.

The Funds did not have any borrowings or incur any interest expense during the six months ended September 30, 2014.

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of each Fund have approved a new management agreement, effective June 30, 2014, between the Funds and NTI (the “Management Agreement”), to provide the Funds with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the first table below (expressed as a percentage of each Fund’s respective average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth in the second table below (expressed as a percentage of each Fund’s respective average daily net assets.) Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.15% of the average daily net assets of each Fund.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2014, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Tax-Exempt	0.43%	0.417%	0.404%	0.45%
High Yield Municipal	0.77%	0.747%	0.725%	0.80%
Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Prior to June 30, 2014, the annual advisory fees for the Funds were based on the following annual rates as set forth in the table below. There was no change to the contractual expense limitations described above.

	CONTRACTUAL ANNUAL ADVISORY FEES
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Arizona Tax-Exempt	0.55%	0.52%	0.50%
California Intermediate Tax-Exempt	0.55%	0.52%	0.50%
California Tax-Exempt	0.55%	0.52%	0.50%
High Yield Municipal	0.65%	0.61%	0.59%
Intermediate Tax-Exempt	0.55%	0.52%	0.50%
Short-Intermediate Tax-Exempt	0.50%	0.47%	0.45%
Tax-Exempt	0.55%	0.52%	0.50%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2015. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets, accrued daily and payable monthly. Transfer agent fees are reflected as Transfer agent fees in the Funds’ Statements of Operations.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

NTI has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund invests its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the money market fund pays to NTI and/or its affiliates. The uninvested cash of the Arizona Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt and Tax-Exempt Funds is invested in the Tax-Exempt Portfolio of Northern Institutional Funds and the uninvested cash of the California Intermediate Tax-Exempt and California Tax-Exempt Funds is invested in the Northern California Municipal Money Market Fund. The aggregate annual rate of management, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Tax-Exempt Portfolio and Northern California Municipal Money Market Fund is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, NTI will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Tax-Exempt Portfolio or Northern California Municipal Money Market Fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Management Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$—	$40,193	$—	$28,586
California Intermediate Tax-Exempt	—	228,975	—	208,693
California Tax-Exempt	—	152,276	—	136,884
High Yield Municipal	—	19,074	—	9,586
Intermediate Tax-Exempt	—	1,397,761	—	1,270,833
Short-Intermediate Tax-Exempt	—	199,465	—	162,613
Tax-Exempt	—	636,765	—	659,359

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$6,255	$(2)	$6,253	$88,255
California Intermediate Tax-Exempt	21,776	(195)	21,581	402,600
California Tax-Exempt	13,659	(23)	13,636	123,932
High Yield Municipal	27,769	(2,792)	24,977	233,982
Intermediate Tax-Exempt	77,082	(2,131)	74,951	2,449,775
Short-Intermediate Tax-Exempt	27,207	(637)	26,570	1,379,072
Tax-Exempt	50,182	(348)	49,834	738,678

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Arizona Tax-Exempt	1,528	$16,530	26	$286	(841)	$(9,093)	713	$7,723
California Intermediate Tax-Exempt	6,289	67,629	53	571	(3,593)	(38,604)	2,749	29,596
California Tax-Exempt	1,722	19,811	88	1,016	(1,474)	(16,980)	336	3,847
High Yield Municipal	4,366	37,979	84	730	(2,929)	(25,478)	1,521	13,231
Intermediate Tax-Exempt	23,024	243,506	404	4,277	(16,662)	(176,126)	6,766	71,657
Short-Intermediate Tax-Exempt	21,730	228,025	72	751	(14,525)	(152,384)	7,277	76,392
Tax-Exempt	7,320	77,865	225	2,393	(6,732)	(71,500)	813	8,758

Transactions in capital shares for the fiscal year ended March 31, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	2,151	$22,797	85	$899	(5,788)	$(60,791)	(3,552)	$(37,095)
California Intermediate Tax-Exempt	13,241	138,415	126	1,310	(17,369)	(180,611)	(4,002)	(40,886)
California Tax-Exempt	2,439	27,525	332	3,668	(6,077)	(67,989)	(3,306)	(36,796)
High Yield Municipal	5,641	48,367	171	1,454	(13,682)	(116,705)	(7,870)	(66,884)
Intermediate Tax-Exempt	73,823	766,628	1,816	18,717	(85,810)	(887,188)	(10,171)	(101,843)
Short-Intermediate Tax-Exempt	61,188	641,883	147	1,548	(45,643)	(478,637)	15,692	164,794
Tax-Exempt	13,362	139,558	1,501	15,344	(50,552)	(523,231)	(35,689)	(368,329)

NORTHERN FUNDS SEMIANNUAL REPORT	87	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2014 (UNAUDITED)

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

TAX-EXEMPT FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/14 - 9/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 86), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.46%	$1,000.00	$1,039.20	$2.35
Hypothetical**	0.46%	$1,000.00	$1,022.76	$2.33

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.45%	$1,000.00	$1,038.50	$2.30
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.46%	$1,000.00	$1,056.50	$2.37
Hypothetical**	0.46%	$1,000.00	$1,022.76	$2.33

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.80%	$1,000.00	$1,061.10	$4.13
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.45%	$1,000.00	$1,030.30	$2.29
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	89	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2014 (UNAUDITED)

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.45%	$1,000.00	$1,009.80	$2.27
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.45%	$1,000.00	$1,046.40	$2.31
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

TAX-EXEMPT FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	91	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	CALIFORNIA MUNICIPAL MONEY MARKET FUND

15	MONEY MARKET FUND

22	MUNICIPAL MONEY MARKET FUND

44	U.S. GOVERNMENT MONEY MARKET FUND

47	U.S. GOVERNMENT SELECT MONEY MARKET FUND

50	ABBREVIATIONS AND OTHER INFORMATION

51	NOTES TO THE FINANCIAL STATEMENTS

59	FUND EXPENSES

60	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost	$423,007	$6,921,847	$5,641,279	$999,582	$2,776,148
Repurchase agreements, at cost which approximates fair value	–	732,404	–	465,712	672,572
Cash	4,746	35,004	12	25,000	1
Interest income receivable	119	3,518	2,236	61	174
Receivable for securities sold	75	8,278	17,075	–	–
Receivable for fund shares sold	1	–	–	79,585	2
Receivable from affiliates for expense reimbursements	24	256	284	69	160
Prepaid and other assets	6	37	21	7	21
Total Assets	427,978	7,701,344	5,660,907	1,570,016	3,449,078
LIABILITIES:
Payable for securities purchased	–	154,000	24,802	39,188	64,993
Payable for fund shares redeemed	–	43,216	482	113	–
Distributions to shareholders	4	63	47	12	28
Payable to affiliates:
Management fees (Note 5)	24	413	308	78	185
Custody and accounting fees	2	13	12	7	11
Transfer agent fees	1	19	14	4	8
Trustee fees	12	125	86	15	26
Accrued other liabilities	19	154	88	32	56
Total Liabilities	62	198,003	25,839	39,449	65,307
Net Assets	$427,916	$7,503,341	$5,635,068	$1,530,567	$3,383,771
ANALYSIS OF NET ASSETS:
Capital stock	$427,936	$7,511,910	$5,634,609	$1,530,570	$3,383,774
Accumulated undistributed net investment income (loss)	(11)	(35)	151	(6)	(4)
Accumulated undistributed net realized gain (loss)	(9)	(8,534)	308	3	1
Net Assets	$427,916	$7,503,341	$5,635,068	$1,530,567	$3,383,771
Shares Outstanding ($.0001 par value, unlimited authorization)	427,969	7,512,004	5,634,634	1,530,603	3,383,812
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$151	$6,589	$2,730	$682	$1,647
Total Investment Income	151	6,589	2,730	682	1,647
EXPENSES:
Management fees (Note 5)	375	6,511	4,958	1,224	2,846
Investment advisory fees (Note 5)	264	4,784	3,674	868	2,205
Administration fees (Note 5)	106	1,913	1,469	347	882
Custody fees	28	411	309	89	194
Accounting fees	16	196	152	40	93
Transfer agent fees	123	2,209	1,695	403	1,011
Registration fees	6	34	25	16	20
Printing fees	7	63	39	13	24
Professional fees	17	67	45	23	34
Trustee fees	9	106	74	17	35
Other	5	44	29	10	19
Total Expenses	956	16,338	12,469	3,050	7,363
Less expenses voluntarily reimbursed by investment adviser	(645)	(7,466)	(8,016)	(1,913)	(4,652)
Less expenses contractually reimbursed by investment adviser	(181)	(2,669)	(2,015)	(526)	(1,238)
Less custodian credits	(1)	(2)	(3)	(1)	–
Net Expenses	129	6,201	2,435	610	1,473
Net Investment Income	22	388	295	72	174
NET REALIZED GAINS (LOSSES):
Net realized gains on:
Investments	–	32	308	3	1
Net Gains	–	32	308	3	1
Net Increase in Net Assets Resulting from Operations	$22	$420	$603	$75	$175

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2014

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014
OPERATIONS:
Net investment income	$22	$40	$388	$798	$295	$609	$72	$107	$174	$315
Net realized gains on: Investments	–	–	32	92	308	546	3	14	1	22
Net Increase in Net Assets Resulting from Operations	22	40	420	890	603	1,155	75	121	175	337
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(25,926)	83,887	(475,702)	(597,840)	(792,801)	(229,742)	147,086	54,103	(343,263)	189,420
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,926)	83,887	(475,702)	(597,840)	(792,801)	(229,742)	147,086	54,103	(343,263)	189,420
DISTRIBUTIONS PAID:
From net investment income	(22)	(40)	(383)	(796)	(294)	(1,158)	(72)	(138)	(174)	(355)
Total Distributions Paid	(22)	(40)	(383)	(796)	(294)	(1,158)	(72)	(138)	(174)	(355)
Total Increase (Decrease) in Net Assets	(25,926)	83,887	(475,665)	(597,746)	(792,492)	(229,745)	147,089	54,086	(343,262)	189,402
NET ASSETS:
Beginning of period	453,842	369,955	7,979,006	8,576,752	6,427,560	6,657,305	1,383,478	1,329,392	3,727,033	3,537,631
End of period	$427,916	$453,842	$7,503,341	$7,979,006	$5,635,068	$6,427,560	$1,530,567	$1,383,478	$3,383,771	$3,727,033
Accumulated Undistributed Net Investment Income (Loss)	$(11)	$(11)	$(35)	$(40)	$151	$150	$(6)	$(6)	$(4)	$(4)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	– (1)	– (1)	– (1)	– (1)	– (1)	–	(1)
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	– (2)	–	(2)
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	– (3)	–	(3)
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.01%	0.03%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$427,916	$453,842	$369,955	$426,698	$469,628	$971,027
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.06%	0.08%	0.16%	0.16%	0.27%	0.34	%(7)
Expenses, before reimbursements and credits(6)	0.44%	0.50%	0.51%	0.49%	0.57%	0.72%
Net investment income (loss), net of reimbursements and credits(6)	0.01%	0.01%	0.00%	0.01%	0.00%	(0.01)%
Net investment loss, before reimbursements and credits(6)	(0.37)%	(0.41)%	(0.35)%	(0.32)%	(0.30)%	(0.39)%

(1)	Per share amount from net investment income (loss) was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $306,000 which represents 0.03% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	– (1)	–	(1)
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	– (2)	–	(2)
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	– (3)	–	(3)
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.02%	0.03%	0.05	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,503,341	$7,979,006	$8,576,752	$7,276,346	$7,419,896	$7,682,040
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.16%	0.18%	0.24%	0.18%	0.30%	0.47	%(8)
Expenses, before reimbursements and credits(7)	0.42%	0.48%	0.48%	0.48%	0.55%	0.70%
Net investment income, net of reimbursements and credits(7)	0.01%	0.01%	0.01%	0.02%	0.02%	0.05%
Net investment loss, before reimbursements and credits(7)	(0.25)%	(0.29)%	(0.23)%	(0.28)%	(0.23)%	(0.18)%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 0.23% for the fiscal year ended March 31, 2010.
(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.001%.
(8)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,976,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	– (1)	–	(1)
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	– (2)	–	(2)
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	– (3)	–	(3)
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.01%	0.02%	0.01%	0.01%	0.02%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,635,068	$6,427,560	$6,657,305	$7,015,764	$6,688,741	$6,404,996
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.08%	0.10%	0.17%	0.16%	0.29%	0.45	%(7)
Expenses, before reimbursements and credits(6)	0.42%	0.48%	0.48%	0.48%	0.54%	0.70%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.01%	0.02%	0.03%	0.09%
Net investment loss, before reimbursements and credits(6)	(0.33)%	(0.37)%	(0.30)%	(0.30)%	(0.22)%	(0.16)%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,450,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	– (1)	–	(1)
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	– (2)	–	(2)
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	– (3)	–	(3)
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.01%	0.02%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,530,567	$1,383,478	$1,329,392	$1,351,140	$1,626,601	$1,445,539
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.08%	0.10%	0.17%	0.12%	0.23%	0.32	%(7)
Expenses, before reimbursements and credits(6)	0.42%	0.48%	0.48%	0.49%	0.54%	0.71%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment loss, before reimbursements and credits(6)	(0.33)%	(0.37)%	(0.30)%	(0.36)%	(0.30)%	(0.38)%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED March 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	— (1)	— (1)	— (1)	— (1)	— (1)	—	(1)
Net realized and unrealized gains (losses)	— (2)	— (2)	— (2)	— (2)	— (2)	—	(2)
Total from Investment Operations	—	—	—	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	— (3)	— (3)	— (3)	— (3)	— (3)	—	(3)
Total Distributions Paid	—	—	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,383,771	$3,727,033	$3,537,631	$3,436,678	$3,122,906	$3,411,618
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.08%	0.10%	0.15%	0.09%	0.20%	0.31	%(7)
Expenses, before reimbursements and credits(6)	0.42%	0.48%	0.48%	0.48%	0.55%	0.69%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment loss, before reimbursements and credits(6)	(0.33)%	(0.37)%	(0.32)%	(0.38)%	(0.34)%	(0.37)%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $539,000 which represents 0.01% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.9%

California – 98.9%

Alameda County IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	$4,135	$4,135

Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project, (MUFG Union Bank N.A. LOC), 0.04%, 10/8/14	1,700	1,700

California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L, 0.03%, 10/8/14	300	300

California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-3, 0.03%, 10/8/14	200	200

California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-4, 0.03%, 10/8/14	2,390	2,390

California Health Facilities Financing Authority Revenue VRDB, Adventist Health System, West, Series B, (U.S. Bank N.A. LOC), 0.03%, 10/1/14	9,150	9,150

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/14	5,900	5,900

California Housing Finance Agency Revenue VRDB, Series B, Home Mortgage, 0.04%, 10/8/14	9,100	9,100

California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric, (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 10/1/14	5,350	5,350

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series B, (Mizuho Bank Ltd. LOC), 0.03%, 10/1/14	27,375	27,375

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.05%, 10/8/14	8,900	8,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.9% – continued

California – 98.9% – continued

California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/1/14	$2,100	$2,100

California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.06%, 10/8/14	5,460	5,460

California Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/1/14	6,000	6,000

California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/1/14	3,100	3,100

California Pollution Control Financing Authority Revenue VRDB, Big Bear Disposal, Inc. Project, Solid Waste, (MUFG Union Bank N.A. LOC), 0.05%, 10/8/14	2,210	2,210

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, (Comerica Bank LOC), 0.06%, 10/8/14	2,440	2,440

California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-2, Stanford University, 0.03%, 10/8/14	150	150

California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-5, Stanford University, 0.03%, 10/8/14	100	100

California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-6, Stanford University, 0.03%, 10/8/14	300	300

California State School Cash Reserve Program Authority Revenue Notes, Series E, 2.00%, 6/30/15	2,000	2,028

California State University Municipal Interest Bearing CP, 0.08%, 10/2/14	11,031	11,031

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.9% – continued

California – 98.9% – continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, (FHLB of San Francisco LOC), 0.03%, 10/8/14	$14,800	$14,800

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.03%, 10/8/14	10,400	10,400

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.05%, 10/8/14	1,200	1,200

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M, (FHLB of San Francisco LOC), 0.03%, 10/8/14	10,290	10,290

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, (FHLB of San Francisco LOC), 0.03%, 10/8/14	7,785	7,785

California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bank N.A. LOC), 0.03%, 10/8/14	6,700	6,700

Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/14	4,000	4,000

City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC LOC), 0.04%, 10/8/14	8,100	8,100

City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.05%, 10/8/14	6,420	6,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.9% – continued

California – 98.9% – continued

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.04%, 10/8/14	$6,065	$6,065

City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	1,485	1,485

City of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/25/15	2,500	2,525

City of Manhattan Beach California COPS Refunding VRDB, (MUFG Union Bank N.A. LOC), 0.04%, 10/8/14	2,115	2,115

City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.03%, 10/8/14	1,500	1,500

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.05%, 10/8/14	100	100

Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.05%, 10/8/14	4,600	4,600

County of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/30/15	4,450	4,496

County of Riverside Teeter Obligation Revenue Notes, Series D, 2.00%, 10/15/14	2,000	2,002

County of San Bernardino G.O. Unlimited TRANS, Series A, 2.00%, 6/30/15	5,000	5,070

Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District, 0.24%, 10/8/14 (1)	4,630	4,630

Golden State Tobacco Securitization Corp. Tobacco Settlement Adjustable Revenue Bonds, Eagle-20130013, Class A, (Berkshire Hathaway, Inc. Insured), 0.08%, 10/8/14 (2)	9,900	9,900

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.9% – continued

California – 98.9% – continued

Irvine Ranch Water District VRDB, Series B, Improvement Consolidated, (Bank of America N.A. LOC), 0.02%, 10/1/14	$16,265	$16,265

Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250, (Bank of New York Mellon LOC), 0.03%, 10/1/14	6,700	6,700

Kern Community College District Variable Refunding COPS, 0.14%, 10/8/14 (1)	4,500	4,500

Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, (FHLMC LOC), 0.06%, 10/8/14	8,240	8,240

Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.04%, 10/8/14	5,000	5,000

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2, 0.02%, 10/1/14	11,000	11,000

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.04%, 10/8/14	7,500	7,500

Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600, 0.13%, 10/8/14 (2)	7,000	7,000

Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5, 0.11%, 10/8/14 (2)	5,000	5,000

Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.04%, 10/8/14	7,435	7,435

Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.03%, 10/8/14	850	850

Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series C, (State Street Bank & Trust Co. LOC), 0.03%, 10/8/14	500	500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.9% – continued

California – 98.9% – continued

Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments, (FNMA LOC), 0.05%, 10/8/14	$7,800	$7,800

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.05%, 10/8/14	5,580	5,580

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Seasons at Winter, Series C-2, (FHLMC LOC), 0.05%, 10/8/14	7,100	7,100

Sacramento Municipal Utility District Revenue Refunding VRDB, Series J, (Bank of America N.A. LOC), 0.04%, 10/8/14	10,000	10,000

San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, (FNMA LOC), 0.08%, 10/8/14	7,260	7,260

San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/14	4,895	4,895

Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Barclays Bank PLC LOC), 0.05%, 10/8/14	5,065	5,065

State of California Adjustable G.O. Unlimited Bonds, Series A-1, Kindergarten, (Citibank N.A. LOC), 0.01%, 10/1/14	11,940	11,940

State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten, (Citibank N.A. LOC), 0.01%, 10/1/14	8,950	8,950

State of California G.O. Unlimited VRDB, Series B, Subseries B-3, (Barclays Bank PLC LOC), 0.03%, 10/8/14	7,000	7,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.9% – continued

California – 98.9% – continued

State of California Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.08%, 12/2/14	$15,000	$15,000

State of California Revenue Anticipation Notes, 1.50%, 6/22/15	4,500	4,545

Sunnyvale COPS Refunding VRDB, Government Center Site, Series A, (MUFG Union Bank N.A. LOC), 0.04%, 10/8/14	2,305	2,305

Tahoe Forest Hospital District California Revenue VRDB, Health Facility, (U.S. Bank N.A. LOC), 0.04%, 10/1/14	2,450	2,450

West Hills Community College District COPS VRDB, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/14	13,025	13,025

Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/14	6,500	6,500
		423,007
Total Municipal Investments
(Cost $423,007)		423,007

Total Investments – 98.9%
(Cost $423,007) (3)		423,007

Other Assets less Liabilities –1.1%		4,909
NET ASSETS – 100.0%		$427,916

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was $423,007.

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	18.1%
Educational Services	14.7
Electric Services, Power and Utility	6.5
Executive, Legislative & General Government	6.6
Miscellaneous Revenues	8.7
Urban and Community Development, Housing Programs and Social Services	29.2
All other sectors less than 5%	16.2

Total	100.0%

At September 30, 2014, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	45.3%
2 – 15 Days	46.5
61 – 97 Days	3.7
181 – 270 Days	1.7
271 – 366 Days	2.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by California Municipal Money Market Fund	$ –	$423,007	(1)(2)	$ –	$423,007

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 3.5%

ABS Other – 3.5%

Alpine Securitization Corp., 0.16%, 10/31/14	$39,000	$38,995

Bedford Row Funding Corp., 0.30%, 10/20/14	24,000	23,996

Collateralized Commercial Paper Co. LLC, 0.26%, 1/22/15	31,515	31,489

Collateralized Commercial Paper II Co., 0.26%, 1/29/15 (1)	31,215	31,188

Crown Point Capital Co. LLC, 0.12%, 10/1/14	20,000	20,000

Kells Funding LLC, 0.23%, 10/15/14 (1)	11,545	11,545

Lexington Parker Capial Co. LLC, 0.12%, 10/1/14 (1)	40,000	40,000

Victory Receivables Corp., 0.16%, 10/9/14 (1)	19,115	19,114
0.16%, 10/20/14 (1)	20,000	19,998
0.16%, 10/21/14	11,000	10,999
0.16%, 10/23/14 (1)	14,000	13,999
		261,323
Total ABS Commercial Paper
(Cost $261,323)		261,323

ASSET-BACKED SECURITIES – 1.2%

ABS Other – 0.6%

CNH Equipment Trust, Series 2014-A, Class A1, 0.20%, 11/12/14	16,547	16,547

GE Equipment Transportation LLC, Series 2014-1, Class A1, 0.20%, 12/14/14	11,379	11,379

John Deere Owner Trust, Series 2014-A, Class A1, 0.20%, 11/16/14	17,926	17,925
		45,851

Car Loan – 0.6%

Fifth Third Auto Trust, Series 2014-1, Class A1, 0.20%, 10/15/14	1,463	1,463

Ford Credit Auto Owner Trust, Series 2014-B, Class A1, 0.18%, 11/14/14 (1)	6,215	6,215

Honda Auto Receivables Owner Trust, Series 2014-1, Class A1, 0.19%, 10/31/14	5,572	5,572

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.2% – continued

Car Loan – 0.6% – continued

Mercedes - Benz Auto Receivables Trust, Series 2014-1, Class A1, 0.18%, 12/10/14	$31,349	$31,349
		44,599
Total Asset-Backed Securities
(Cost $90,450)		90,450

CERTIFICATES OF DEPOSIT – 39.3%

Banking – 39.3%

Bank of America N.A., 0.20%, 10/9/14	45,000	45,000
0.26%, 4/1/15	20,000	20,000

Bank of America N.A., New York Branch, 0.25%, 11/24/14	23,000	23,000
0.26%, 3/16/15	40,000	40,000

Bank of Montreal, Chicago Branch, 0.18%, 11/5/14	32,000	32,000
0.18%, 11/13/14	56,000	56,000
0.20%, 12/9/14	32,240	32,240

Bank of Nova Scotia, Houston, 0.17%, 10/1/14, FRCD (2)	40,000	40,000
0.26%, 10/1/14, FRCD (2)	40,000	40,000
0.23%, 10/8/14, FRCD (2)	20,000	20,000
0.24%, 10/8/14, FRCD (2)	45,000	45,000
0.22%, 11/13/14	33,380	33,380
0.25%, 2/17/15	74,515	74,515

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 10/3/14	185,000	185,000
0.20%, 11/12/14	24,000	24,000
0.24%, 11/17/14	64,840	64,840
0.25%, 1/13/15	28,000	28,000
0.25%, 1/14/15	20,000	20,000
0.25%, 1/29/15	17,000	17,000

BMO Harris Bank N.A., 0.20%, 11/17/14	15,415	15,415

Branch Banking and Trust Co., 0.16%, 11/26/14	80,000	80,000
0.16%, 12/29/14	36,000	36,000

Canadian Imperial Bank of Commerce, 0.23%, 10/1/14, FRCD (2)	20,000	20,000

Citibank N.A., 0.25%, 3/11/15	67,000	67,000

Citibank N.A., New York Branch, 0.25%, 3/23/15	40,000	40,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 39.3% – continued

Banking – 39.3% – continued

Commonwealth Bank of Australia, London, 0.19%, 10/20/14	$22,595	$22,595
0.24%, 11/7/14, FRCD (2)	50,000	50,000
0.22%, 12/22/14	40,000	40,000
0.22%, 1/12/15	25,000	25,000
0.36%, 9/15/15	32,000	32,000

Cooperatieve Centrale Raiffeisen-Boerenleenbank Bank, 0.28%, 10/20/14, FRCD	28,000	28,002

Credit Suisse, New York, 0.29%, 1/15/15	77,400	77,400

DNB Nor Bank ASA, New York Branch, 0.18%, 10/9/14	55,000	55,000
0.17%, 11/5/14	30,985	30,985
0.17%, 11/12/14	39,000	39,000

HSBC Bank PLC, London Branch, 0.31%, 6/17/15	24,000	24,000

JPMorgan Chase Bank N.A., New York Branch, 0.26%, 10/17/14, FRCD (2)	53,000	53,000

Mitsubishi UFJ Trust & Banking Corp., 0.21%, 10/2/14	15,445	15,445
0.24%, 11/6/14	32,335	32,335
0.24%, 11/26/14	55,340	55,340
0.23%, 12/15/14	15,660	15,660

Mizuho Bank Ltd., New York Branch, 0.21%, 10/2/14	15,000	15,000
0.21%, 10/3/14	13,000	13,000
0.21%, 12/22/14	45,000	45,000

National Australia Bank Ltd., London, 0.24%, 3/18/15	40,000	40,000

Nordea Bank Finland PLC, New York, 0.16%, 11/10/14	22,170	22,170

Norinchukin Bank, New York Branch, 0.28%, 3/12/15	34,060	34,060

Oversea-Chinese Banking Corp. Ltd., 0.21%, 10/1/14	35,000	35,000

Oversea-Chinese Banking Corp., 0.22%, 12/1/14	26,920	26,910

Rabobank Nederland, New York Branch, 0.20%, 10/7/14, FRCD	30,000	30,000
0.21%, 12/3/14	60,000	60,000
0.21%, 12/5/14	60,000	60,000

Rabobank Nederland, New York, 0.26%, 10/1/14, FRCD	24,815	24,815

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 39.3% – continued

Banking – 39.3% – continued

Royal Bank of Canada, New York, 0.25%, 10/1/14, FRCD (2)	$42,000	$42,000
0.23%, 10/15/14, FRCD (2)	20,000	20,000

Skandinaviska Enskilda Banken AB, 0.21%, 12/29/14	58,000	58,000

Skandinaviska Enskilda Banken AB, New York, 0.21%, 12/22/14	58,560	58,560

Sumitomo Mitsui Banking Corp., New York, 0.25%, 1/30/15	46,000	46,000

Sumitomo Mitsui Trust Bank Ltd. 0.23%, 11/7/14	31,000	31,000
0.23%, 11/28/14	52,085	52,085

Svenska Handelsbanken AB, 0.21%, 12/12/14	29,255	29,256

Svenska Handelsbanken AB, New York, 0.18%, 10/28/14	12,015	12,015
0.17%, 12/3/14	50,000	50,000

Toronto Dominion Bank, New York, 0.24%, 11/6/14, FRCD (2)	58,000	58,000
0.25%, 11/24/14, FRCD (2)	39,000	39,000

Wells Fargo Bank N.A., 0.21%, 10/1/14, FRCD (2)	32,745	32,745
0.24%, 10/1/14, FRCD (2)	37,575	37,575
0.22%, 10/15/14, FRCD (2)	37,000	37,000
0.22%, 10/20/14, FRCD (2)	31,000	31,003
0.21%, 11/3/14	40,000	40,000
0.26%, 12/3/14, FRCD (2)	40,000	40,000
0.21%, 2/9/15	80,000	80,000

Westpac Banking Corp., New York, 0.24%, 11/7/14, FRCD	38,000	38,000
0.25%, 11/26/14, FRCD (2)	15,000	15,000
		2,947,346
Total Certificates of Deposit
(Cost $2,947,346)		2,947,346

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 9.6%

Automotive – 0.8%

Toyota Motor Credit Corp., 0.16%, 10/6/14	$57,740	$57,739

Banking – 4.5%

Australia and New Zealand Banking Group, 0.23%, 11/18/14 (1)	60,000	60,000

DBS Bank Ltd., 0.23%, 10/1/14 (1)	31,610	31,610
0.24%, 3/16/15 (1)(3)	13,000	12,986

DNB Bank ASA, 0.20%, 1/5/15 (1)	25,000	24,987

Oversea-Chinese Banking Corp., 0.24%, 12/10/14	32,475	32,460
0.28%, 6/16/15	26,000	25,948

Sumitomo Mitsui Banking Corp., 0.21%, 10/2/14 (1)	9,900	9,900
0.21%, 11/7/14 (1)	46,000	45,990
0.26%, 2/11/15 (1)	50,000	49,953

United Overseas Bank Ltd., 0.22%, 10/6/14 (1)	19,395	19,394

Westpac Banking Corp., 0.30%, 10/8/14 (1)(2)	23,000	23,004
		336,232

Brokerage – 0.4%

JP Morgan Securities LLC, 0.23%, 2/27/15 (1)(3)	34,000	33,968

Diversified Manufacturing – 2.2%

General Electric Co., 0.06%, 10/6/14	92,000	91,999
0.06%, 10/8/14	72,000	71,999
		163,998

Foreign Agencies – 1.7%

Electricite De France S.A., 0.16%, 12/8/14 (1)	31,995	31,985
0.26%, 12/16/14 (1)	35,245	35,226

NRW.BANK, 0.06%, 10/2/14	65,000	65,000
		132,211
Total Commercial Paper
(Cost $724,148)		724,148

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 6.0%

Automotive – 1.1%

American Honda Finance Corp., 0.24%, 12/5/14, FRN	$30,800	$30,800

Toyota Motor Credit Corp., 0.23%, 10/14/14, FRN (2)	56,370	56,370
		87,170

Banking – 0.9%

Commonwealth Bank of Australia, 1.43%, 12/16/14, FRN (1)(2)	40,000	40,341

National Australia Bank Ltd., 0.43%, 10/2/14, FRN (1)	25,000	25,000
		65,341

Consumer Products – 0.6%

Kimberly-Clark Corp., 4.17%, 12/19/14 (1)	44,925	45,309

Foreign Agencies – 1.9%

Export Development Canada, 0.12%, 10/1/14, FRN (1)(2)	50,000	50,000
0.13%, 10/14/14, FRN (1)(2)	40,000	40,000

KFW, 0.13%, 10/1/14 (2)	50,000	49,999
		139,999

Foreign Local Government – 0.2%

Province of Quebec Canada, 4.60%, 5/26/15	15,880	16,329

Retailers – 0.3%

Wal-Mart Stores, 5.32%, 6/1/15, FRN	20,000	20,684

Supranational – 0.8%

International Bank for Reconstruction & Development, 0.11%, 10/1/14, FRN (2)	19,000	18,993
0.30%, 10/9/15	26,000	26,000

International Finance Corp., 0.15%, 10/1/14, FRN (2)	18,000	18,000
		62,993

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 6.0% – continued

Technology – 0.2%

International Business Machines Corp., 0.22%, 11/4/14, FRN (2)	7,000	7,001
0.55%, 2/6/15	$9,595	$9,605
		16,606
Total Corporate Notes/Bonds
(Cost $454,431)		454,431

EURODOLLAR TIME DEPOSITS – 11.0%

Banking – 11.0%

Australia and New Zealand Banking, 0.01%, 10/1/14	34,000	34,000
0.06%, 10/3/14	33,000	33,000

DBS Bank Ltd., Singapore Branch, 0.08%, 10/1/14	71,000	71,000
0.18%, 10/14/14	68,310	68,310

HSBC Holdings PLC, London Branch, 0.03%, 10/1/14	34,000	34,000

HSBC Holdings PLC, Paris Branch, 0.11%, 10/1/14	322,000	322,000

Skandinaviska Enskilda Banken AB, 0.05%, 10/1/14	208,000	208,000

United Overseas Bank Ltd., Singapore 0.09%, 10/1/14	52,000	52,000
		822,310
Total Eurodollar Time Deposits
(Cost $822,310)		822,310

MEDIUM TERM NOTES – 0.3%

Construction/Machinery – 0.1%

Caterpillar Financial Services Corp., 1.13%, 12/15/14	10,000	10,017

Non Captive Diversified – 0.2%

General Electric Capital Corp., 2.15%, 1/9/15	5,370	5,398
4.88%, 3/4/15	8,000	8,156
		13,554
Total Medium Term Notes
(Cost $23,571)		23,571

MUNICIPAL INVESTMENTS – 2.7%

Idaho – 0.1%

Glacier 600 LLC, (U.S. Bank N.A. LOC), 0.14%, 10/8/14 (2)	2,975	2,975

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 2.7% – continued

Illinois – 0.1%

City of Chicago Illinois Municipal CP, Series 02-D, (Wells Fargo Bank N.A. LOC), 0.22%, 1/14/15	$7,500	$7,495

Kansas – 0.3%

Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments, (U.S. Bank N.A. LOC), 0.07%, 10/8/14	22,590	22,590

Maryland – 0.5%

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (Manufacturers & Traders Trust Co. LOC), 0.06%, 10/8/14	35,275	35,275

Massachusetts – 0.5%

Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7, (Commonwealth of Massachusetts Gtd.), 0.06%, 10/8/14	38,370	38,370

Michigan – 0.3%

Michigan State Finance Authority School Loan Revolving Fund Adjustable TRB, (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/8/14	25,000	25,000

New York – 0.5%

RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-51, (Royal Bank of Canada LOC), 0.25%, 10/8/14 (1)(2)(3)	17,270	17,270

RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-52, (Royal Bank of Canada LOC), 0.25%, 10/8/14 (1)(2)(3)	20,960	20,960
		38,230

Texas – 0.1%

University of North Texas Municipal Interest Bearing CP, 0.20%, 10/16/14	8,760	8,760

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 2.7% – continued

Vermont – 0.3%

Vermont Economic Development Authority Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.20%, 11/6/14	$23,750	$23,750
Total Municipal Investments
(Cost $202,445)		202,445

U.S. GOVERNMENT AGENCIES – 14.6% (4)

Federal Farm Credit Bank – 2.0%

FFCB Discount Notes, 0.08%, 11/21/14	25,000	24,997
0.08%, 12/5/14	35,000	34,995
0.11%, 4/7/15	25,000	24,986

FFCB FRN, 0.14%, 10/1/14 (2)	42,000	41,998
0.17%, 10/1/14 (2)	6,000	6,000
0.11%, 10/14/14 (2)	16,000	15,999
		148,975

Federal Home Loan Bank – 10.9%

FHLB Bonds, 0.17%, 12/11/14	31,255	31,254
0.13%, 1/6/15	41,430	41,423
0.22%, 7/17/15	35,000	35,000
0.23%, 8/3/15	24,520	24,520
0.20%, 8/12/15	39,320	39,315
0.20%, 10/16/15	14,000	13,994

FHLB Discount Notes, 0.10%, 10/1/14	25,600	25,600
0.07%, 10/2/14	28,000	28,000
0.09%, 10/8/14	28,000	27,999
0.07%, 10/17/14	46,000	45,998
0.01%, 10/22/14	86,000	86,000
0.07%, 10/24/14	50,000	49,998
0.06%, 10/31/14	63,485	63,482
0.09%, 1/26/15	25,000	24,993
0.10%, 1/28/15	30,000	29,990
0.17%, 9/9/15	15,000	14,976

FHLB FRN, 0.11%, 10/5/14 (2)	40,000	40,000
0.11%, 10/7/14 (2)	50,000	49,998
0.14%, 10/11/14 (2)	43,000	42,995
0.10%, 10/20/14 (2)	102,000	101,988
		817,523

Federal Home Loan Mortgage Corporation – 0.9%

FHLMC Bond, 0.35%, 12/5/14	10,000	10,004

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 14.6% (4) – continued

Federal Home Loan Mortgage Corporation – 0.9% – continued

FHLMC Discount Notes, 0.09%, 1/23/15	$30,000	$29,992
0.10%, 2/19/15	25,000	24,991
		64,987

Federal National Mortgage Association – 0.8%

FNMA FRN, 0.13%, 10/5/14 (2)	25,000	24,996
0.14%, 10/21/14 (2)	38,000	38,012
		63,008
Total U.S. Government Agencies
(Cost $1,094,493)		1,094,493

U.S. GOVERNMENT OBLIGATIONS – 4.0%

U.S. Treasury Bills – 2.7%

0.15%, 10/16/14	35,865	35,863
0.00%, 10/23/14	79,000	79,000
0.13%, 1/8/15	50,000	49,982
0.13%, 3/5/15	34,680	34,660
		199,505

U.S. Treasury Floating Rate Notes – 1.3%

0.08%, 10/1/14 (2)	76,583	76,586
0.09%, 10/1/14 (2)	25,239	25,239
		101,825
Total U.S. Government Obligations
(Cost $301,330)		301,330

Investments, at Amortized Cost
($6,921,847)		6,921,847

REPURCHASE AGREEMENTS – 9.8%

Joint Repurchase Agreements – 0.9% (5)

Bank of America Securities LLC, dated 9/30/14, repurchase price $22,303 0.05%, 10/7/14	22,303	22,303

Morgan Stanley & Co., Inc., dated 9/30/14, repurchase price $22,303 0.05%, 10/7/14	22,303	22,303

Societe Generale, New York Branch, dated 9/30/14, repurchase price $22,302 0.05%, 10/7/14	22,302	22,302
		66,908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 9.8% – continued

Repurchase Agreements – 8.9% (6)

Citigroup Global Markets, Inc., dated 9/30/14, repurchase price $37,496 0.00%, 10/1/14	$37,496	$37,496

Federal Reserve Bank of New York, dated 9/30/14, repurchase price $393,000 0.00%, 10/1/14	393,000	393,000

JPMorgan Securities LLC, dated 9/30/14, repurchase price $100,039 0.43%, 12/30/14	100,000	100,000

Scotia Capital USA, Inc., dated 9/30/14, repurchase price $90,000 0.18%, 10/1/14	90,000	90,000

SG Americas Securities LLC, dated 9/30/14, repurchase price $45,000 0.16%, 10/1/14	45,000	45,000
		665,496
Total Repurchase Agreements
(Cost $732,404)		732,404

Total Investments – 102.0%
(Cost $7,654,251) (7)		7,654,251

Liabilities less Other Assets – (2.0)%		(150,910)
NET ASSETS – 100.0%		$7,503,341

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $85,184,000 or 1.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

DBS Bank Ltd., 0.24%, 3/16/15	9/23/14	$12,985

JP Morgan Securities LLC, 0.23%, 2/27/15	9/17/14	33,965

RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-51, 0.25%, 10/8/14	9/11/14	17,270

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-52, 0.25%, 10/8/14	9/11/14	20,960

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$5,857	3.63%	4/15/28
U.S. Treasury Notes	$62,225	0.13% – 3.38%	10/31/14 – 7/15/23
Total	$68,082

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$252,315	0.00% – 9.82%	11/21/14 – 12/15/66
U.S. Treasury Bonds	$5,857	3.63%	4/15/28
U.S. Treasury Notes	$493,471	0.13% – 3.38%	10/31/14 – 7/15/23
Total	$751,643

(7)	The cost for federal income tax purposes was $7,654,251.

Percentages shown are based on Net Assets.

At September 30, 2014, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	26.4%
2 – 15 Days	20.7
16 – 30 Days	8.6
31 – 60 Days	14.9
61 – 97 Days	12.0
98 – 180 Days	13.3
181 – 270 Days	1.7
271 – 366 Days	1.9
367 – 397 Days	0.5

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Money Market Fund	$ –	$7,654,251	(1)	$ –	$7,654,251

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1%

Alabama – 2.0%

Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.19%, 10/8/14	$20,000	$20,000

Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	12,000	12,000

Eclipse Funding Trust Revenue Bonds, Series 2006-0109-Solar Eclipse, Mobile, Alabama, (U.S. Bank N.A. LOC), 0.04%, 10/1/14 (1)	8,150	8,150

Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant, 0.04%, 10/1/14	34,900	34,900

Mobile Industrial Development Board Pollution Control VRDB, Alabama Power Co.-Barry Plant, 0.32%, 9/23/15	20,000	20,000

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	9,700	9,700

Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project, (UBS A.G. LOC), 0.05%, 10/8/14	9,165	9,165
		113,915

Alaska – 0.9%

Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C, 0.04%, 10/8/14	48,255	48,255

Arizona – 0.7%

Arizona Board of Regents COPS, Floaters, Series 1918, (Wells Fargo & Co. Gtd.), 0.06%, 10/8/14 (1)(2)	25	25

Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA LOC), 0.06%, 10/8/14	9,200	9,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Arizona – 0.7% – continued

Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.04%, 10/8/14	$6,375	$6,375

Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A, 0.04%, 10/8/14(1)	8,700	8,700

Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects, (FNMA LOC), 0.05%, 10/8/14	16,120	16,120
		40,420

California – 9.5%

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/14	2,000	2,000

California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Pacific Gas & Electric, Series C, (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 10/1/14	6,000	6,000

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series B, (Mizuho Bank Ltd. LOC), 0.03%, 10/1/14	5,000	5,000

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.05%, 10/8/14	3,030	3,030

California State G.O. Unlimited, Floating, Series C-4, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	11,540	11,540

California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 6/30/15	7,355	7,459

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

California – 9.5% – continued

California State School Cash Reserve Program Authority Revenue Notes, Series E, 2.00%, 6/30/15	$23,145	$23,469

California State School Cash Reserve Program Authority TRANS, Series A, 2.00%, 6/1/15	10,965	11,103

California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc., (JPMorgan Chase Bank N.A. LOC), 0.03%, 10/8/14	12,800	12,800

California Statewide Communities Development Authority Corp. COPS VRDB, Covenant Retirement Communities, (JPMorgan Chase Bank N.A. LOC), 0.03%, 10/8/14	10,800	10,800

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.04%, 10/8/14	47,600	47,600

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.03%, 10/8/14	6,900	6,900

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.05%, 10/8/14	4,400	4,400

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.03%, 10/8/14	3,600	3,600

California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey, (Wells Fargo Bank N.A. LOC), 0.03%, 10/8/14	15,000	15,000

California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (Wells Fargo Bank N.A. LOC), 0.03%, 10/8/14	14,800	14,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

California – 9.5% – continued

City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC LOC), 0.04%, 10/8/14	$7,500	$7,500

City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.05%, 10/8/14	9,500	9,500

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.04%, 10/8/14	10,105	10,105

City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	2,005	2,005

City of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/25/15	53,000	53,538

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.05%, 10/8/14	4,940	4,940

County of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/30/15	20,000	20,205

County of Riverside Teeter Obligation Revenue Notes, Series D, 2.00%, 10/15/14	5,000	5,003

Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.05%, 10/8/14	13,300	13,300

Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District, 0.24%, 10/8/14 (3)	12,120	12,120

Irvine Unified School District Special Tax Adjustable Bonds, Community Facilities District 09, (Bank of America N.A. LOC), 0.04%, 10/1/14	5,418	5,418

Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.04%, 10/8/14	13,900	13,900

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

California – 9.5% – continued

Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.04%, 10/8/14	$50,000	$50,000

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.04%, 10/8/14	4,000	4,000

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/14	10,200	10,200

Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.04%, 10/8/14	200	200

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I, (FNMA LOC), 0.05%, 10/8/14	21,100	21,100

Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.03%, 10/8/14	7,700	7,700

San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/14	9,000	9,000

San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center, (Bank of America N.A. LOC), 0.04%, 10/8/14	20,435	20,435

State of California G.O. Unlimited VRDB, Series B, Subseries B-2, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 10/8/14	19,050	19,050

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.02%, 10/1/14	32,600	32,600

State of California Revenue Anticipation Notes, 1.50%, 6/22/15	7,500	7,575

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

California – 9.5% – continued

West Hills Community College District COPS VRDB, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/14	$7,500	$7,500

Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/14	3,500	3,500
		535,895

Colorado – 2.1%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.03%, 10/8/14	9,830	9,830

Castle Pines North Finance Corp. Colorado COPS VRDB, Series F, (Wells Fargo Bank N.A. LOC), 0.07%, 10/8/14	2,460	2,460

City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A, 0.04%, 10/8/14	9,185	9,185

Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School, (MUFG Union Bank N.A. LOC), 0.05%, 10/8/14	6,940	6,940

Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	4,305	4,305

Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	9,390	9,390

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	6,000	6,000

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.05%, 10/8/14	9,155	9,155

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Colorado – 2.1% – continued

Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Refunding Bonds, Capital Christian Schools, (FHLB of San Francisco LOC), 0.04%, 10/8/14	$9,450	$9,450

Colorado State General Fund TRANS, Series A, 1.00%, 6/26/15	50,000	50,326

Pueblo County Development VRDB, El Pueblo Boys & Girls Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	1,400	1,400
		118,441

Connecticut – 0.1%

Connecticut State Health & Educational Facilities Authority Revenue VRDB, Lawrence & Memorial Hospital, Series H, (TD Bank N.A. LOC), 0.04%, 10/8/14	6,000	6,000

District of Columbia – 0.4%

District of Columbia Revenue VRDB, D.C. Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	4,520	4,520

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.09%, 10/8/14	10,100	10,100

District of Columbia Water & Sewer Authority Public Utility VRDB, Subseries B-2, Subordinate Lien, 0.04%, 10/8/14	10,000	10,000
		24,620

Florida – 5.4%

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.04%, 10/8/14	12,200	12,200

Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	18,500	18,500
0.05%, 10/8/14	16,610	16,610
0.05%, 10/8/14	8,510	8,510

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Florida – 5.4% – continued

Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates, (U.S. Bank N.A. LOC), 0.04%, 10/8/14 (1)	$5,000	$5,000

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A, (TD Bank N.A. LOC), 0.04%, 10/1/14	1,250	1,250

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B, (TD Bank N.A. LOC), 0.04%, 10/1/14	13,500	13,500

Florida Housing Finance Agency Revenue VRDB, (FNMA LOC), 0.05%, 10/8/14	8,500	8,500

Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5, 0.04%, 10/8/14	30,125	30,125

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.04%, 10/8/14	32,770	32,770

JEA Variable Rate Demand Obligation, 0.07%, 10/15/14	18,600	18,600

Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/14 (1)	15,035	15,035

Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	33,500	33,500

Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA LOC), 0.05%, 10/8/14	28,000	28,000

Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E, (FNMA LOC), 0.06%, 10/8/14	10,000	10,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Florida – 5.4% – continued

Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1, (Bank of Montreal LOC), 0.03%, 10/8/14	$26,500	$26,500

State of Florida Board of Public Education G.O. Eagle-720050054-Class A, 0.04%, 10/8/14 (1)	7,000	7,000

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (Bank of New York Mellon LOC), 0.04%, 10/8/14	15,970	15,970
		301,570

Georgia – 2.4%

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.05%, 10/8/14	4,200	4,200

Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.04%, 10/8/14 (1)	23,780	23,780

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.04%, 10/1/14	11,600	11,600

Hinesville Housing Authority Multifamily Housing Adjustable Revenue Bonds, Harbor Square Apartments Project, (U.S. Treasury Escrowed), 0.35%, 7/1/15	16,000	16,000

Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, 0.04%, 10/8/14	54,700	54,700

Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen, (FHLMC LOC), 0.04%, 10/8/14	6,000	6,000

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.05%, 10/8/14	10,600	10,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Georgia – 2.4% – continued

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA LOC), 0.05%, 10/8/14	$5,400	$5,400
		132,280

Idaho – 0.5%

Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project, (U.S. Bank N.A. LOC), 0.05%, 10/8/14	8,500	8,500

State of Idaho G.O. Unlimited TANS, 2.00%, 6/30/15	20,000	20,281
		28,781

Illinois – 5.3%

BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.06%, 10/8/14 (1)	16,400	16,400

City of Chicago G.O. Unlimited VRDB, Series 21-B-5, Neighborhoods Alive, (Bank of New York Mellon LOC), 0.03%, 10/1/14	12,020	12,020

City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.03%, 10/1/14	16,500	16,500

City of Chicago Illinois Municipal CP, Series 02-D, (JPMorgan Chase Bank N.A. LOC), 0.03%, 10/1/14	24,965	24,965

City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4, (Bank of New York Mellon LOC), 0.03%, 10/1/14	21,710	21,710

Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, 0.09%, 10/8/14	800	800

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.03%, 10/1/14	17,325	17,325

Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	13,800	13,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Illinois – 5.3% – continued

Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	$7,000	$7,000

Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (BMO Harris Bank N.A. LOC), 0.07%, 10/8/14	9,000	9,000

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.09%, 10/8/14	2,245	2,245

Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (BMO Harris Bank N.A. LOC), 0.04%, 10/8/14	13,200	13,200

Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.16%, 3/12/15	10,000	10,000

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.04%, 10/8/14	6,000	6,000

Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project, (PNC Bank N.A. LOC), 0.05%, 10/8/14	6,000	6,000

Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B, 0.04%, 10/8/14	9,400	9,400

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	9,120	9,120

Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A, (BMO Harris Bank N.A. LOC), 0.05%, 10/8/14	7,600	7,600

Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.07%, 10/8/14	4,880	4,880

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Illinois – 5.3% – continued

Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (PNC Bank N.A. LOC), 0.05%, 10/8/14	$9,500	$9,500

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.05%, 10/8/14	6,560	6,560

Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	10,800	10,800

Illinois State Finance Authority Revenue VRDB, Subseries C3B, Advocate Health, 0.13%, 7/16/15	3,000	3,000

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D, (Royal Bank of Canada LOC), 0.04%, 10/8/14	6,800	6,800

Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.06%, 10/8/14	26,525	26,525

Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (BMO Harris Bank N.A. LOC), 0.04%, 10/8/14	14,100	14,100

University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	8,200	8,200

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.06%, 10/8/14	7,370	7,370
		300,820

Indiana – 1.7%

County of Posey Economic Development Adjustable Revenue Refunding Bonds, Series A, Midwest Fertilizer Corp., (U.S. Treasury Escrowed), 0.30%, 11/8/14	37,000	37,000

County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	4,860	4,860

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Indiana – 1.7% – continued

Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.04%, 10/8/14 (1)	$9,400	$9,400

Indiana Development Finance Authority Revenue Bonds, Archer-Daniels-Midland Co., 0.04%, 10/8/14	8,000	8,000

Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Bank Ltd. LOC), 0.05%, 10/8/14	15,425	15,425

Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.04%, 10/8/14	18,750	18,750
		93,435

Iowa – 0.8%

Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.04%, 10/1/14	940	940

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	2,645	2,645

Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/1/14	6,400	6,400

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.05%, 10/1/14	12,050	12,050

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.05%, 10/1/14	9,865	9,865

Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.05%, 10/1/14	2,500	2,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Iowa – 0.8% – continued

Iowa Higher Education Loan Authority Revenue VRDB, Private College Des Moines, (BMO Harris Bank N.A. LOC), 0.04%, 10/1/14	$4,900	$4,900

Urbandale Iowa IDR VRDB, Aurora Bus Park, (FHLB of Des Moines LOC), 0.04%, 10/8/14	8,100	8,100
		47,400

Kentucky – 0.7%

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.05%, 10/8/14	8,900	8,900

City of Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare, 1.00%, 12/1/14	15,000	15,013

City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center, 1.00%, 3/1/15	10,000	10,029

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.05%, 10/8/14	6,672	6,672
		40,614

Louisiana – 0.9%

Louisiana Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	24,000	24,000

Louisiana State Public Facilities Authority VRDB, Dynamic Fuels LLC Project, (Bank of America N.A. LOC), 0.04%, 10/1/14	26,250	26,250
		50,250

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Maine – 0.3%

Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College, (JPMorgan Chase Bank N.A. LOC), 0.04%, 10/8/14	$14,600	$14,600

Maryland – 2.6%

Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/8/14	8,125	8,125

Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	3,605	3,605

Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/14	3,675	3,675

Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland, (U.S. Bank N.A. LOC), 0.04%, 10/8/14 (1)	27,735	27,735

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Pooled Loan Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.04%, 10/8/14	20,100	20,100

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A, (MUFG Union Bank N.A. LOC), 0.05%, 10/8/14	33,500	33,500

Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F, (PNC Bank N.A. LOC), 0.04%, 10/8/14	11,850	11,850

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, (FHLMC LOC), 0.04%, 10/8/14	16,950	16,950

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Maryland – 2.6% – continued

Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	$5,325	$5,325

Washington Suburban Sanitary Commission G.O. Unlimited VRDB, BANS, Series B-2, 0.05%, 10/8/14	8,800	8,800

Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A, 0.04%, 10/8/14	7,900	7,900

Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series B, 0.05%, 10/8/14	1,000	1,000
		148,565

Massachusetts – 2.6%

BB&T Municipal Trust Revenue Bonds, (Branch Banking & Trust Co. LOC), 0.04%, 10/8/14 (1)	16,230	16,230

Commonwealth of Massachusetts G.O. Limited Revenue Anticipatory Notes, Series A, 1.50%, 4/23/15 (3)	50,000	50,394

Commonwealth of Massachusetts G.O. Limited Revenue Anticipatory Notes, Series B, 1.50%, 5/28/15 (3)	25,000	25,228

Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home, (Manufacturers & Traders Trust Co. LOC), 0.06%, 10/8/14	9,160	9,160

Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A, (FHLB of Atlanta LOC), 0.04%, 10/8/14	5,090	5,090

Massachusetts State Port Authority Revenue IAM Commercial Paper Notes, Series 2012 A (TD Bank N.A. LOC), 0.10%, 1/15/15	10,000	10,000
0.10%, 1/15/15	6,600	6,600

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Massachusetts – 2.6% – continued

Massachusetts State Water Resources Authority General Revenue VRDB, Series F, 0.03%, 10/8/14	$20,000	$20,000

Massachusetts Water Resources Authority Municipal Interest Bearing CP, (State Street Bank & Trust Co. LOC), 0.10%, 10/31/14	1,900	1,900
		144,602

Michigan – 1.4%

Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/8/14	8,490	8,490

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	10,200	10,200

Michigan State Strategic Fund Limited Obligation VRDB, CS Facilities LLC Project, (MUFG Union Bank N.A. LOC), 0.04%, 10/8/14	10,000	10,000

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Bank LOC), 0.05%, 10/8/14	4,710	4,710

Michigan State University Revenue VRDB, 0.04%, 10/8/14	1,000	1,000

Michigan State University Revenue VRDB, General Series A, 0.04%, 10/8/14	37,000	37,000

Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica Bank LOC), 0.05%, 10/8/14	10,000	10,000
		81,400

Minnesota – 2.3%

City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.04%, 10/8/14	5,705	5,705

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Minnesota – 2.3% – continued

City of Edina Multifamily Housing Revenue Refunding VRDB, Edina Park Plaza, (FHLMC LOC), 0.04%, 10/8/14	$10,000	$10,000

City of Minnetonka Multifamily Housing Revenue Refunding VRDB, Minnetonka Hills Apartments, (FNMA LOC), 0.05%, 10/8/14	3,865	3,865

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt Revenue Bonds, Series 2009-59, Minnesota, 0.04%, 10/8/14 (1)	25,900	25,900

Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A, (FNMA LOC), 0.05%, 10/8/14	7,780	7,780

Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (FHLB of Des Moines LOC), 0.05%, 10/8/14	6,145	6,145

Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	13,050	13,050

Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q, (U.S. Bank N.A. LOC), 0.05%, 10/1/14	4,200	4,200

Minnesota Rural Water Finance Authority, Inc. Public Projects Construction Revenue Notes, 1.00%, 1/1/15	4,500	4,508

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19, (Royal Bank of Canada LOC), 0.04%, 10/8/14 (1)	30,000	30,000

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	15,700	15,700
		126,853

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Mississippi – 1.4%

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.04%, 10/8/14	$6,650	$6,650

Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series B, (Chevron Corp. Gtd.), 0.03%, 10/1/14	13,000	13,000

Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series A, (Chevron Corp. Gtd.), 0.04%, 10/1/14	20,500	20,500

Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series F, (Chevron Corp. Gtd.), 0.04%, 10/1/14	15,955	15,955

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Adjustable Revenue Bonds, Series G, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.01%, 10/1/14	8,350	8,350

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc., (Chevron Corp. Gtd.), 0.05%, 10/8/14	15,500	15,500
		79,955

Missouri – 2.8%

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.05%, 10/8/14	4,045	4,045

Missouri Development Finance Board Revenue VRDB, Missouri Association Municipal Utilities Lease, (U.S. Bank N.A. LOC), 0.04%, 10/1/14	8,375	8,375

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Missouri – 2.8% – continued

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	$5,525	$5,525

Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.07%, 10/8/14	900	900

Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University, (PNC Bank N.A. LOC), 0.04%, 10/1/14	11,935	11,935

Missouri State Health & Educational Facilities Authority Variable Rate Demand Obligation, 0.11%, 11/5/14	15,000	15,000

Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC LOC), 0.06%, 10/8/14	6,530	6,530

RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floater, Series E-47, (Royal Bank of Canada LOC), 0.04%, 10/8/14 (1)	49,995	49,995

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri, (Royal Bank of Canada LOC), 0.04%, 10/8/14 (1)	18,000	18,000

St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Escrowed), 0.04%, 10/8/14	6,170	6,170

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.04%, 10/8/14	21,000	21,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Missouri – 2.8% – continued

St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Escrowed), 0.04%, 10/8/14	$12,700	$12,700
		160,175

Nebraska – 2.0%

Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.04%, 10/8/14	24,100	24,100

Central Plains Gas Energy Project Revenue Bonds, Series 91TP, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14 (1)	8,325	8,325

Douglas County Hospital Authority No. 2 Revenue Refunding VRDB, Health Facilities Children’s, Series A, (U.S. Bank N.A. LOC), 0.04%, 10/1/14	13,420	13,420

Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Series B-2, Bryanlgh Medical Center, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	31,880	31,880

Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A, (Columbia Insurance Co. Insured), 0.05%, 10/8/14 (1)	27,760	27,760

Saline County Hospital Authority No. 1 Revenue Refunding VRDB, Series C, Bryanlgh Medical Center, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	7,945	7,945
		113,430

Nevada – 0.2%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	3,300	3,300

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	8,000	8,000
		11,300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

New Hampshire – 0.9%

New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital, (TD Bank N.A. LOC), 0.04%, 10/1/14	$6,700	$6,700

New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A, (FHLB of Boston LOC), 0.05%, 10/8/14	9,875	9,875

New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.05%, 10/8/14	25,000	25,000

New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.04%, 10/8/14	6,685	6,685

New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College, (FHLB of Boston LOC), 0.04%, 10/8/14	575	575
		48,835

New Jersey – 3.4%

BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2019, (Branch Banking & Trust Co. LOC), 0.06%, 10/8/14 (1)	21,640	21,640

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.06%, 10/8/14 (1)	325	325

County of Hudson G.O. Unlimited BANS, 2.00%, 12/5/14	15,000	15,045

Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series T-1, (Hudson County, New Jersey Insured), 1.00%, 5/13/15	7,000	7,031

Hudson County Improvement Authority Guaranteed Pooled Revenue Notes, Series S-1, (Hudson County, New Jersey Insured), 1.00%, 12/10/14	5,000	5,006

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

New Jersey – 3.4% – continued

JPMorgan Chase Putters/Drivers Trust Various States Adjustable Revenue Bonds, Series 4459, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/1/14 (1)	$100,000	$100,000

JPMorgan Chase Putters/Drivers Trust Various States Adjustable Revenue Bonds, Series 4464 , (JPMorgan Chase Bank N.A. LOC), 0.04%, 10/1/14 (1)	35,000	35,000

Nuveen New Jersey Dividend Advantage Municipal Fund VRDP, 0.14%, 10/8/14 (1)	10,000	10,000
		194,047

New Mexico – 0.3%

New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B, 0.05%, 10/8/14	15,900	15,900

New York – 11.9%

BB&T Municipal Trust Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.11%, 10/8/14 (1)	12,295	12,295

City of New York G.O. Unlimited VRDB, Subseries D-3, 0.03%, 10/1/14	20,640	20,640

City of New York G.O. Unlimited VRDB, Subseries H-4, (Bank of New York Mellon LOC), 0.03%, 10/1/14	6,500	6,500

Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding VRDB, Series A-1, (Royal Bank of Canada LOC), 0.03%, 10/1/14	10,000	10,000

Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	10,000	10,000

Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong, (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/8/14	27,750	27,750

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

New York – 11.9% – continued

Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.06%, 10/8/14	$4,645	$4,645

New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series CC-1, Second Generation Resolution, 0.04%, 10/1/14	330	330

New York City Municipal Finance Authority Water & Sewer System VRDB, Second Generation Resolution, 0.03%, 10/1/14	18,500	18,500

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution, 0.03%, 10/1/14	11,500	11,500

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, 2nd Resolution, 0.02%, 10/1/14	20,130	20,130

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1, 0.04%, 10/1/14	24,015	24,015

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	2,380	2,380

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3 0.03%, 10/1/14	31,900	31,900

New York City Water & Sewer System Municipal Finance Authority Adjustable Revenue Bonds, Second Generation Resolution, Series AA-3 0.03%, 10/1/14	12,200	12,200

New York City Water Finance Authority & Sewer System VRDB, Second General Resolution, 0.05%, 10/1/14	21,400	21,400

New York City Water Finance Authority & Sewer System VRDB, Subseries B-3, 0.05%, 10/1/14	1,200	1,200

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

New York – 11.9% – continued

New York Liberty Development Corp. Revenue Refunding VRDB, Series A1, World Trade Center Project, (U.S. Treasury Escrowed), 0.15%, 12/17/14	$20,030	$20,030

New York Liberty Development Corp. Revenue Refunding VRDB, Series A1-3, World Trade Center, (U.S. Treasury Escrowed), 0.15%, 12/17/14	137,000	137,000

New York Mortgage Agency Homeowner Revenue VRDB, Series 159, 0.05%, 10/8/14	30,000	30,000

New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B, (HSBC Bank USA N.A. LOC), 0.04%, 10/8/14	8,625	8,625

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.04%, 10/8/14	2,800	2,800

New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4, (Bank of Nova Scotia LOC), 0.04%, 10/8/14	15,000	15,000

New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A, 0.04%, 10/8/14	16,800	16,800

New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/8/14	10,000	10,000

New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

New York – 11.9% – continued

New York State Housing Finance Agency Revenue VRDB, Housing West 29th Street, Series A, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/14	$31,520	$31,520

New York State Housing Finance Agency Revenue VRDB, Maestro W Chelsea Housing, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	17,000	17,000

New York State Housing Finance Agency Revenue VRDB, Related 205 E 92N, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/14	10,000	10,000

New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center, (Bank of America N.A. LOC), 0.05%, 10/8/14	24,700	24,700

New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	16,700	16,700

New York State Housing Finance Agency Revenue VRDB, West Chelsea, Series A, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	29,000	29,000

New York State Housing Finance Agency VRDB, 855 6th Avenue, Series A, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/14	10,000	10,000

Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	6,265	6,265

Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.04%, 10/8/14	7,120	7,120

Town of North Hempstead G.O. Limited Bonds Anticipatory Notes, Series C, 0.50%, 10/2/14(3)	24,740	24,802
		667,747

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

North Carolina – 3.0%

BB&T Municipal Trust Floaters, Series 1038, 0.21%, 10/8/14 (1)	$4,395	$4,395

City of Raleigh North Carolina COPS VRDB, Series B, Downtown, 0.04%, 10/8/14	36,300	36,300

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	1,310	1,310

Guilford County North Carolina G.O. VRDB, Series A, 0.06%, 10/8/14	18,055	18,055

Series B, 0.04%, 10/8/14	4,100	4,100

North Carolina Capital Facilities Finance Agency Revenue Bonds, Eagle-20060012 Class A, 0.04%, 10/8/14 (1)	12,000	12,000

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	4,435	4,435

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	5,200	5,200

North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	11,610	11,610

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	9,400	9,400

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.02%, 10/1/14	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

North Carolina – 3.0% – continued

Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C, (Royal Bank of Canada LOC), 0.03%, 10/8/14	$12,710	$12,710

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.05%, 10/8/14 (1)	5,800	5,800

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.05%, 10/8/14	28,300	28,300
		168,615

North Dakota – 0.1%

North Dakota State Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series B3, 1.00%, 5/1/15	4,500	4,519

Ohio – 1.4%

Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	12,355	12,355

Cleveland Ohio Airport System Revenue VRDB, Series D, (Bank of America N.A. LOC), 0.05%, 10/8/14	9,300	9,300

Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	8,515	8,515

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	9,175	9,175

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project, 0.05%, 10/8/14	4,900	4,900

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.04%, 10/8/14	2,450	2,450

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Ohio – 1.4% – continued

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B, (PNC Bank N.A. LOC), 0.05%, 10/8/14	$8,960	$8,960

Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	4,800	4,800

Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480, 0.13%, 10/8/14 (1)	16,000	16,000

State of Ohio G.O., Common Schools, Series B, 0.04%, 10/8/14	4,600	4,600
		81,055

Oregon – 0.4%

Oregon Health & Science University Revenue VRDB, Series B-2, (MUFG Union Bank N.A. LOC), 0.05%, 10/8/14	6,000	6,000

Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A, (U.S. Bank N.A. LOC), 0.08%, 10/8/14	1,600	1,600

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (MUFG Union Bank N.A. LOC), 0.06%, 10/8/14	2,890	2,890

State of Oregon G.O. Limited TANS, Series A, 2.00%, 6/15/15	10,000	10,132
		20,622

Pennsylvania – 4.0%

Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.05%, 10/8/14	4,300	4,300

BB&T Municipal Trust Revenue Bonds, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/14 (1)	29,580	29,580

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Pennsylvania – 4.0% – continued

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	$14,395	$14,395

Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	9,235	9,235

City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E, (PNC Bank N.A. LOC), 0.04%, 10/8/14	40,200	40,200

Geisinger Health System Authority VRDB, Series B, 0.02%, 10/1/14	9,800	9,800

Haverford Township Pennsylvania G.O., School District, (TD Bank N.A. LOC), 0.04%, 10/8/14	7,700	7,700

Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	7,070	7,070

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	6,600	6,600

Lower Merion School District G.O. Limited VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.04%, 10/8/14	10,915	10,915

Lower Merion School District VRDB, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	9,900	9,900

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.04%, 10/1/14	2,100	2,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Pennsylvania – 4.0% – continued

Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.04%, 10/8/14	$3,200	$3,200

Pennsylvania State Turnpike Commission Registration Fee VRDB, Series B, (Assured Guaranty Municipal Corp. Insured), 0.08%, 10/8/14	7,500	7,500

Philadelphia School District G.O. Refunding VRDB, Series C, (TD Bank N.A. LOC), 0.03%, 10/8/14	12,685	12,685

RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.04%, 10/8/14 (1)	5,600	5,600

RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B, (Royal Bank of Canada LOC), 0.04%, 10/8/14 (1)	6,000	6,000

School District Of Philadelphia G.O. Unlimited Refunding VRDB, Series G, (PNC Bank N.A. LOC), 0.04%, 10/8/14	15,000	15,000

Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/8/14	7,570	7,570

University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes, 2.00%, 7/22/15	10,000	10,151

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.05%, 10/8/14	3,760	3,760
		223,261

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Puerto Rico – 1.5%

RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46, (Royal Bank of Canada LOC), 0.24%, 10/8/14 (1)	$85,690	$85,690

Rhode Island – 0.5%

Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	14,925	14,925

Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15, (TD Bank N.A. LOC), 0.05%, 10/8/14	11,815	11,815
		26,740

South Carolina – 0.8%

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.04%, 10/1/14	10,000	10,000

Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.04%, 10/8/14 (1)	10,320	10,320

South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B, (Wachovia Bank N.A. LOC), 0.05%, 10/8/14	8,400	8,400

South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.04%, 10/8/14	9,800	9,800

South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D, (FHLMC LOC), 0.04%, 10/8/14	4,700	4,700
		43,220

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

South Dakota – 0.3%

South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health, (U.S. Bank N.A. LOC), 0.04%, 10/1/14	$3,300	$3,300

South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	13,745	13,745
		17,045

Tennessee – 0.9%

Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	4,685	4,685

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.05%, 10/8/14	1,150	1,150

Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A, (FNMA LOC), 0.04%, 10/8/14	13,400	13,400

Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	7,745	7,745

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1, (FNMA LOC), 0.05%, 10/8/14	5,575	5,575

Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking & Trust Co. LOC), 0.08%, 10/8/14 (1)	20,530	20,530
		53,085

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Texas – 12.4%

Austin Texas Water & Wastewater System Revenue Refunding VRDB, 0.04%, 10/8/14	$10,200	$10,200

BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14 (1)	1,695	1,695

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, (Branch Banking & Trust Co. LOC), 0.07%, 10/8/14 (1)	1,285	1,285

Bexar County Health Care Facilities Development Corp. Adjustable Revenue Bonds, Series A, El Centro Del Barrio Project , (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/14	10,000	10,000

Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (FHLMC LOC), 0.04%, 10/8/14	15,380	15,380

Carroll Texas Independent School District G.O. Bonds, School Building, (Texas Permanent School Fund Program Guaranty Insured), 0.04%, 10/8/14	8,000	8,000

City of Houston Revenue TRANS, 1.00%, 6/30/15	35,000	35,233
5.00%, 6/30/15	12,500	12,956

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 23, Revenue Bonds, Series 2009-52, Texas, 0.04%, 10/8/14 (1)	20,000	20,000

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wells Fargo Bank N.A. LOC), 0.05%, 10/8/14	4,600	4,600

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.05%, 10/8/14	3,355	3,355

Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.04%, 10/8/14 (1)	10,295	10,295

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Texas – 12.4% – continued

Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.04%, 10/8/14 (1)	$21,125	$21,125

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Memorial Hermann Health Systems, 0.03%, 10/8/14	5,000	5,000

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1, 0.03%, 10/1/14	10,625	10,625

Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.04%, 10/8/14	18,730	18,730

Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.06%, 10/8/14	845	845

Northwest Texas Independent School District G.O. VRDB, (Texas Permanent School Fund Program Guaranty Insured), 0.06%, 10/8/14	2,760	2,760

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	9,800	9,800

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.05%, 10/8/14	55,665	55,665

Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, (Total S.A. Gtd.), 0.05%, 10/8/14	10,000	10,000

Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, (Total S.A. Gtd.), 0.05%, 10/8/14	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Texas – 12.4% – continued

Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals Project, (Total S.A. Gtd.), 0.05%, 10/8/14	$20,000	$20,000

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.05%, 10/8/14	12,900	12,900

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.04%, 10/8/14 (1)	10,000	10,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18, (Royal Bank of Canada LOC), 0.04%, 10/8/14 (1)	50,000	50,000

San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments, (FHLMC LOC), 0.04%, 10/8/14	20,935	20,935

State of Texas G.O. VRDB, Series A, 0.04%, 10/8/14	7,835	7,835

State of Texas G.O. VRDB, Veterans, Series A, (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 10/8/14	13,800	13,800

State of Texas G.O. VRDB, Veterans, Series B, (Texas State LOC), 0.04%, 10/8/14	25,000	25,000

State Of Texas, G.O. Unlimited VRDB, Veterans, Series A, 0.04%, 10/8/14	50,000	50,000

Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project, (U.S. Treasury Escrowed), 0.30%, 2/1/15	20,000	20,000

Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4, (Bank of Montreal LOC), 0.05%, 10/8/14	5,340	5,340

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Texas – 12.4% – continued

Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.05%, 10/8/14	$7,650	$7,650

Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.06%, 10/8/14	17,670	17,670

Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments, (FHLMC LOC), 0.04%, 10/8/14	14,665	14,665

Texas State G.O. Unlimited TRANS, 1.50%, 8/31/15	130,000	131,624

Texas State G.O. Unlimited VRDB, Series D, Veterans, 0.04%, 10/8/14	20,000	20,000
		699,968

Utah – 1.1%

Salt Lake County G.O. Limited TRANS, 1.00%, 12/29/14	40,000	40,089

Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A, (FHLMC LOC), 0.04%, 10/8/14	18,880	18,880
		58,969

Virginia – 1.2%

Alexandria IDA Revenue Refunding VRDB, Goodwin House, (Wells Fargo Bank N.A. LOC), 0.04%, 10/1/14	6,800	6,800

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.04%, 10/8/14	13,310	13,310

Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E, (FHLB of Atlanta LOC), 0.05%, 10/8/14	5,700	5,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Virginia – 1.2% – continued

Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D, (FHLB of Atlanta LOC), 0.05%, 10/8/14	$6,700	$6,700

Nuveen Virginia Premium Income Municipal Fund VRDP, 0.14%, 10/8/14 (1)	25,000	25,000

Stafford County & Staunton Industrial Development Authority Variable Rate Demand Obligation, (Bank of America N.A. LOC), 0.07%, 10/8/14	10,000	10,000
		67,510

Washington – 1.2%

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Series 2009-65, Washington, 0.04%, 10/8/14 (1)	14,740	14,740

Everett Public Facilities District Revenue VRDB, (Bank of New York Mellon LOC), 0.04%, 10/1/14	16,415	16,415

Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.08%, 10/8/14	20,200	20,200

Washington Higher Education Facilities Authority Revenue VRDB, Whitman College Project, 0.04%, 10/8/14	14,085	14,085

Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project, (MUFG Union Bank N.A. LOC), 0.05%, 10/8/14	4,540	4,540
		69,980

West Virginia – 0.4%

Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/8/14	2,450	2,450

West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A, (Branch Banking & Trust Co. LOC), 0.05%, 10/8/14	21,325	21,325
		23,775

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Wisconsin – 4.4%

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax, Revenue Bonds, Series 2009-36, Wisconsin, 0.04%, 10/8/14 (1)	$25,000	$25,000

Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 24, Revenue Bonds, Series 2009-53, Wisconsin, 0.04%, 10/8/14 (1)	21,745	21,745

Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin-Kenilworth Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	32,380	32,380

PMA Levy & Aid Anticipation Revenue Notes Program, Series A, 2.00%, 10/17/14	7,250	7,255

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B, (U.S. Bank N.A. LOC), 0.03%, 10/8/14	17,500	17,500

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village, (BMO Harris Bank N.A. LOC), 0.06%, 10/8/14	7,610	7,610

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series D, Hospital Sisters Health System Services, (Bank of Montreal LOC), 0.04%, 10/8/14	28,750	28,750

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	30,000	30,000

Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	16,700	16,700

Wisconsin School Districts Temporary Borrowing Program Cash Flow Administration Program Revenue Note Participation, Series A, 1.00%, 10/10/14	660	660

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Wisconsin – 4.4% – continued

Wisconsin State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series A, Prohealth Care, Inc., (U.S. Bank N.A. LOC), 0.04%, 10/1/14	$6,400	$6,400

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	1,785	1,785

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C, (Bank of Montreal LOC), 0.03%, 10/1/14	5,400	5,400

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 10/8/14	5,025	5,025

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services, (U.S. Bank N.A. LOC), 0.04%, 10/8/14	13,285	13,285

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/14	15,000	15,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.03%, 10/1/14	10,775	10,775

Wisconsin State Rural Water Construction Loan Program Revenue Anticipatory Notes, 0.30%, 9/1/15	4,045	4,045
		249,315

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.1% – continued

Wyoming – 0.4%

County of Uinta Wyoming PCR Refunding VRDB, Chevron USA, Inc. Project, 0.01%, 10/1/14	$25,000	$25,000

Municipal States Pooled Securities – 0.6%

BB&T Municipal Trust Floaters, Series 1036, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/14 (1)	3,335	3,335

BB&T Municipal Trust Various States Adjustable Floaters, Series 5000, (Cooperatieve Centrale Raiffeisen- Boerenleenbank Bank LOC), 0.14%, 10/8/14 (1)	3,955	3,955

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, (Branch Banking & Trust Co. LOC), 0.14%, 10/8/14 (1)	2,295	2,295

BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.14%, 10/8/14 (1)	4,655	4,655

BB&T Municipal Trust Various States, Series 1035, (Branch Banking & Trust Co. LOC), 0.14%, 10/8/14 (1)	7,750	7,750

Series 5002, (Cooperatieve Centrale Raiffeisen- Boerenleenbank Bank LOC), 0.29%, 10/8/14 (1)	10,815	10,815
		32,805
Total Municipal Investments
(Cost $5,641,279)		5,641,279

Total Investments – 100.1%
(Cost $5,641,279) (4)		5,641,279

Liabilities less Other Assets – (0.1)%		(6,211)
NET ASSETS – 100.0%		$5,635,068

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of this restricted illiquid security amounted to approximately $25,000. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Arizona Board of Regents COPS, Floaters, Series 1918, 0.06%, 10/8/14	6/19/13	$25

(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk. (4) The cost for federal income tax purposes was $5,641,279.

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	17.9%
Educational Services	11.0
Electric Services, Power and Combined Utilities	6.1
Executive, Legislative & General Government	18.6
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	17.9
Miscellaneous Revenues	7.5
Urban and Community Development, Housing Programs and Social Services	13.9
All other sectors less than 5%	7.1

Total	100.0%

At September 30, 2014, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	34.8%
2 – 15 Days	49.2
16 – 30 Days	0.1
31 – 60 Days	1.0
61– 97 Days	4.2
98 – 180 Days	1.0
181 – 270 Days	3.9
271 – 366 Days	5.4
367 – 397 Days	0.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Money Market Fund	$–	$5,641,279	(1)	$–	$5,641,279

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.1% (1)

Federal Farm Credit Bank – 11.5%

FFCB Discount Notes, 0.15%, 10/7/14	$2,000	$2,000
0.15%, 10/9/14	4,000	4,000
0.11%, 11/10/14	6,000	5,999
0.12%, 11/10/14	2,000	2,000
0.14%, 11/17/14	3,000	2,999
0.13%, 12/8/14	2,000	2,000
0.10%, 2/10/15	3,000	2,999
0.10%, 2/19/15	5,000	4,998
0.11%, 3/11/15	4,000	3,998
0.11%, 4/16/15	2,000	1,999
0.13%, 5/6/15	1,000	999
0.12%, 5/28/15	20,000	19,984

FFCB FRN, 0.14%, 10/1/14 (2)	5,000	5,000
0.22%, 10/1/14 (2)	15,000	15,009
0.23%, 10/1/14 (2)	2,000	2,001
0.11%, 10/3/14 (2)	12,000	11,999
0.10%, 10/4/14 (2)	6,000	6,000
0.27%, 10/4/14 (2)	3,000	3,003
0.12%, 10/6/14 (2)	6,000	5,999
0.13%, 10/8/14 (2)	4,500	4,500
0.18%, 10/13/14 (2)	2,500	2,500
0.10%, 10/16/14 (2)	3,000	3,000
0.10%, 10/18/14 (2)	4,500	4,499
0.13%, 10/18/14 (2)	8,500	8,499
0.13%, 10/20/14	2,000	2,000
0.11%, 10/21/14 (2)	3,000	3,000
0.18%, 10/22/14 (2)	2,000	2,001
0.12%, 10/23/14 (2)	3,000	3,000
0.29%, 10/23/14 (2)	2,000	2,002
0.20%, 10/24/14 (2)	3,000	3,002
0.10%, 10/26/14 (2)	6,000	6,000
0.13%, 10/26/14 (2)	3,000	3,000
0.10%, 10/27/14 (2)	19,000	19,000
0.13%, 10/28/14 (2)	7,000	7,000
		175,989

Federal Home Loan Bank – 29.5%

FHLB Bonds, 0.07%, 11/20/14	4,000	4,000
0.09%, 1/13/15	15,000	14,999
0.09%, 2/2/15	4,000	3,999
0.09%, 2/19/15	2,000	2,000
0.09%, 3/5/15	10,000	9,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.1% (1) – continued

Federal Home Loan Bank – 29.5% – continued
0.10%, 3/6/15	$5,000	$5,000
0.10%, 3/9/15	24,000	23,997
0.09%, 3/23/15	26,000	25,997
0.11%, 4/2/15	4,000	3,999
0.11%, 4/9/15	10,000	9,999
0.12%, 4/10/15	12,000	11,999
0.12%, 4/14/15	3,000	3,000
0.12%, 4/15/15	14,000	13,998
0.12%, 5/1/15	8,000	8,001
0.13%, 5/12/15	10,000	9,999
0.22%, 7/17/15	6,000	6,000
0.23%, 8/3/15	9,205	9,205
0.27%, 10/9/15	4,000	4,000

FHLB Discount Notes, 0.07%, 10/2/14	6,000	6,000
0.06%, 10/3/14	2,000	2,000
0.09%, 10/17/14	10,000	10,000
0.08%, 10/22/14	14,000	13,999
0.16%, 10/27/14	3,000	3,000
0.07%, 10/29/14	109,000	108,994
0.16%, 10/29/14	3,000	3,000
0.06%, 10/31/14	8,000	7,999
0.09%, 10/31/14	33,000	32,998
0.10%, 1/7/15	3,000	2,999

FHLB FRN, 0.12%, 10/10/14 (2)	20,000	19,997
0.14%, 10/11/14 (2)	9,000	8,999
0.10%, 10/14/14 (2)	7,000	7,000
0.11%, 10/16/14 (2)	1,000	1,000
0.11%, 10/18/14 (2)	3,000	3,000
0.10%, 10/19/14 (2)	15,000	15,000
0.10%, 10/20/14 (2)	13,000	12,999
0.12%, 10/21/14 (2)	8,000	7,999
0.15%, 10/23/14 (2)	3,000	3,000
0.13%, 11/23/14 (2)	12,000	12,000
		452,174

Federal Home Loan Mortgage Corporation – 7.3%

FHLMC Discount Notes, 0.11%, 11/20/14	31,000	30,995
0.10%, 3/10/15	9,000	8,996

FHLMC FRN, 0.16%, 10/5/14 (2)	9,000	9,000
0.13%, 10/16/14 (2)	37,000	37,003
0.11%, 10/18/14 (2)	7,000	6,999

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 64.1% (1) – continued

Federal Home Loan Mortgage Corporation – 7.3% – continued
0.14%, 10/26/14 (2)	$18,000	$18,005
		110,998

Federal National Mortgage Association – 15.8%

FNMA Bond, 0.38%, 3/16/15	13,560	13,576

FNMA Discount Notes, 0.00%, 10/1/14	39,193	39,187
0.09%, 10/1/14	38,000	38,000
0.09%, 12/1/14	27,000	26,996
0.09%, 1/2/15	33,000	32,992
0.03%, 1/22/15	18,000	17,998
0.04%, 2/2/15	10,000	9,997
0.11%, 2/2/15	18,000	17,995

FNMA FRN, 0.13%, 10/5/14 (2)	8,000	7,999
0.16%, 10/20/14 (2)	3,000	3,000
0.14%, 10/21/14 (2)	15,000	15,005
0.12%, 10/27/14 (2)	18,500	18,500
		241,245
Total U.S. Government Agencies
(Cost $980,406)		980,406

U.S. GOVERNMENT OBLIGATIONS – 1.2%

U.S. Treasury Bills – 0.6%

0.06%, 1/2/15	9,000	8,998

U.S. Treasury Floating Rate Notes – 0.6%
0.06%, 10/1/14 (2)	7,180	7,178
0.09%, 10/1/14 (2)	3,000	3,000
		10,178
Total U.S. Government Obligations
(Cost $19,176)		19,176

Investments, at Amortized Cost
($999,582)		999,582

REPURCHASE AGREEMENTS – 30.4%

Joint Repurchase Agreements – 3.3% (3)

Bank of America Securities LLC, dated 9/30/14, repurchase price $16,666 0.05%, 10/7/14	16,666	16,666

Morgan Stanley & Co., Inc., dated 9/30/14, repurchase price $16,667 0.05%, 10/7/14	16,667	16,667

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 30.4% – continued

Joint Repurchase Agreements – 3.3% (3) – continued

Societe Generale, New York Branch, dated 9/30/14, repurchase price $16,667 0.05%, 10/7/14	$16,667	$16,667
		50,000

Repurchase Agreements – 27.1% (4)

Bank of America N.A., dated 9/30/14, repurchase price $250,000 0.00%, 10/1/14	250,000	250,000

Barclays Capital, Inc., dated 9/30/14, repurchase price $50,003 0.06%, 12/30/14	50,000	50,000

Citigroup Global Markets, Inc., dated 9/30/14, repurchase price $115,712 0.00%, 10/1/14	115,712	115,712
		415,712
Total Repurchase Agreements
(Cost $465,712)		465,712

Total Investments – 95.7%
(Cost $1,465,294) (5)		1,465,294

Other Assets less Liabilities – 4.3%		65,273
NET ASSETS – 100.0%		$1,530,567

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$4,377	3.63%	4/15/28
U.S. Treasury Notes	$46,500	0.13% – 3.38%	10/31/14 – 7/15/23
Total	$50,877

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$37,441	3.5%	5/1/42
FNMA	$220,059	3.50% – 4.00%	5/1/42 – 10/1/43
GNMA	$76,389	4.00%	4/20/44
U.S. Treasury Bonds	$47,171	2.42% – 3.63%	4/15/28 – 5/15/29
U.S. Treasury Notes	$97,500	0.13% – 3.38%	10/31/14 – 07/15/23
Total	$478,560

(5)	The cost for federal income tax purposes was $1,465,294.

Percentages shown are based on Net Assets.

At September 30, 2014, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	33.1%
2 – 15 Days	10.3
16 – 30 Days	23.7
31 – 60 Days	6.8
61 – 97 Days	7.5
98 – 180 Days	11.6
181 – 270 Days	5.7
271 – 366 Days	1.0
367 – 397 Days	0.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Money Market Fund	$–	$1,465,294	(1)	$–	$1,465,294

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 80.3% (1)

Federal Farm Credit Bank – 24.0%

FFCB Discount Notes, 0.01%, 10/1/14	$13,524	$13,524
0.13%, 10/3/14	3,000	3,000
0.15%, 10/7/14	4,000	4,000
0.15%, 10/9/14	9,000	9,000
0.10%, 10/21/14	8,000	8,000
0.10%, 10/23/14	36,000	35,998
0.11%, 11/6/14	25,000	24,997
0.11%, 11/10/14	15,000	14,998
0.12%, 11/10/14	6,000	5,999
0.14%, 11/14/14	4,000	3,999
0.14%, 11/17/14	7,000	6,999
0.12%, 12/5/14	30,000	29,993
0.13%, 12/8/14	6,000	5,999
0.09%, 12/15/14	13,000	12,998
0.07%, 1/27/15	8,000	7,998
0.10%, 2/10/15	7,000	6,997
0.10%, 2/19/15	12,000	11,995
0.11%, 2/25/15	9,000	8,996
0.11%, 3/11/15	9,000	8,996
0.11%, 3/13/15	23,000	22,989
0.12%, 4/17/15	5,000	4,997
0.13%, 5/6/15	3,000	2,998
0.12%, 5/20/15	10,000	9,992
0.12%, 5/22/15	10,000	9,992

FFCB FRN, 0.13%, 10/1/14 (2)	11,500	11,500
0.14%, 10/1/14 (2)	15,000	15,000
0.17%, 10/1/14 (2)	16,000	15,999
0.22%, 10/1/14 (2)	24,000	24,015
0.23%, 10/1/14 (2)	4,000	4,003
0.25%, 10/1/14 (2)	10,000	10,003
0.11%, 10/3/14 (2)	20,000	19,999
0.10%, 10/4/14 (2)	16,000	16,000
0.27%, 10/4/14 (2)	7,000	7,006
0.12%, 10/6/14 (2)	15,000	14,998
0.13%, 10/6/14 (2)	5,000	4,999
0.19%, 10/6/14 (2)	15,000	15,004
0.13%, 10/8/14 (2)	11,500	11,500
0.12%, 10/9/14	8,500	8,500
0.12%, 10/11/14 (2)	29,000	28,998
0.18%, 10/13/14 (2)	6,000	6,001
0.10%, 10/15/14 (2)	42,000	41,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 80.3% (1) – continued

Federal Farm Credit Bank – 24.0% – continued
0.10%, 10/16/14 (2)	$9,000	$8,999
0.10%, 10/18/14 (2)	12,000	11,999
0.13%, 10/18/14 (2)	19,500	19,498
0.15%, 10/19/14 (2)	16,000	16,006
0.10%, 10/20/14 (2)	7,500	7,500
0.12%, 10/20/14 (2)	23,000	22,996
0.13%, 10/20/14	5,000	5,000
0.18%, 10/20/14 (2)	20,200	20,205
0.11%, 10/21/14 (2)	38,000	37,995
0.18%, 10/22/14 (2)	4,000	4,002
0.29%, 10/23/14 (2)	5,000	5,004
0.20%, 10/24/14 (2)	3,000	3,003
0.12%, 10/25/14 (2)	8,500	8,499
0.13%, 10/26/14 (2)	8,000	8,000
0.10%, 10/27/14 (2)	19,000	18,999
0.16%, 10/27/14 (2)	14,500	14,501
0.09%, 10/28/14 (2)	23,000	22,998
0.13%, 10/28/14 (2)	17,000	16,999
0.14%, 10/28/14 (2)	29,500	29,502
		812,682

Federal Home Loan Bank – 56.3%

FHLB Bonds, 0.13%, 10/2/14	7,000	7,000
0.11%, 1/9/15	16,000	16,002
0.09%, 1/13/15	16,400	16,399
0.10%, 1/14/15	38,000	38,005
0.10%, 1/15/15	40,000	40,005
0.09%, 1/16/15	16,000	16,002
0.09%, 2/2/15	10,000	9,999
0.22%, 2/2/15	19,000	19,010
0.09%, 2/19/15	4,000	4,000
0.09%, 3/5/15	23,000	22,998
0.10%, 3/6/15	12,000	12,001
0.10%, 3/9/15	57,000	56,992
0.11%, 4/2/15	10,000	9,999
0.11%, 4/9/15	25,000	24,996
0.12%, 4/10/15	10,000	9,999
0.12%, 4/14/15	8,000	7,999
0.12%, 5/1/15	20,000	20,002
0.13%, 5/12/15	12,000	11,999
0.22%, 7/17/15	16,000	16,000
0.23%, 8/3/15	21,865	21,865
0.19%, 9/10/15	10,000	9,999

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 80.3% (1) – continued

Federal Home Loan Bank – 56.3% – continued
0.20%, 9/25/15	$3,000	$3,000
0.25%, 10/2/15	10,000	10,000
0.27%, 10/9/15	8,000	8,000

FHLB Discount Notes, 0.07%, 10/2/14	43,000	43,000
0.08%, 10/3/14	49,000	49,000
0.09%, 10/8/14	43,000	42,999
0.07%, 10/22/14	125,000	124,995
0.10%, 10/22/14	25,000	24,999
0.01%, 10/24/14	42,000	41,999
0.07%, 10/24/14	20,000	19,999
0.16%, 10/24/14	7,000	7,000
0.16%, 10/27/14	7,000	6,999
0.07%, 10/29/14	262,950	262,936
0.16%, 10/29/14	9,000	8,999
0.06%, 10/31/14	19,000	18,999
0.09%, 10/31/14	12,000	11,999
0.06%, 11/12/14	35,000	34,998
0.06%, 11/19/14	25,820	25,818
0.02%, 11/21/14	75,000	74,997
0.06%, 12/3/14	65,000	64,993
0.07%, 12/10/14	205,000	204,972
0.03%, 12/24/14	17,050	17,049
0.09%, 1/5/15	8,000	7,998
0.10%, 1/7/15	8,000	7,998
0.10%, 1/14/15	100,000	99,971
0.06%, 3/27/15	15,000	14,996

FHLB FRN, 0.11%, 10/2/14 (2)	25,000	25,000
0.12%, 10/10/14 (2)	52,000	51,993
0.14%, 10/11/14 (2)	22,000	21,997
0.11%, 10/13/14 (2)	17,000	17,000
0.10%, 10/14/14 (2)	16,000	16,000
0.11%, 10/16/14 (2)	3,000	3,000
0.11%, 10/18/14 (2)	8,000	8,000
0.10%, 10/19/14 (2)	17,500	17,500
0.10%, 10/20/14 (2)	20,000	19,997
0.12%, 10/21/14 (2)	21,000	20,997
0.15%, 10/23/14 (2)	7,000	7,000
0.12%, 10/24/14 (2)	20,500	20,500
0.10%, 10/28/14 (2)	17,000	17,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 80.3% (1) – continued

Federal Home Loan Bank – 56.3% – continued
0.13%, 11/23/14 (2)	$29,000	$29,000
		1,904,968
Total U.S. Government Agencies
(Cost $2,717,650)		2,717,650

U.S. GOVERNMENT OBLIGATIONS – 1.7%

U.S. Treasury Bill – 0.6%

0.06%, 1/2/15	21,000	20,996

U.S. Treasury Floating Rate Notes – 1.1%
0.06%, 10/1/14 (2)	25,510	25,502
0.08%, 10/1/14 (2)	4,000	4,000
0.09%, 10/1/14 (2)	8,000	8,000
		37,502
Total U.S. Government Obligations
(Cost $58,498)		58,498

Investments, at Amortized Cost
($2,776,148)		2,776,148

REPURCHASE AGREEMENTS – 19.9%

Repurchase Agreements – 19.9% (3)

Bank of America N.A., dated 9/30/14, repurchase price $350,000 0.00%, 10/1/14	350,000	350,000

Citigroup Global Markets, Inc., dated 9/30/14, repurchase price $100,000 0.00%, 10/1/14	100,000	100,000

Credit Suisse Securities, dated 9/30/14, repurchase price $22,572 0.00%, 10/1/14	22,572	22,572

Mizuho Securities USA, Inc., dated 9/30/14, repurchase price $200,000 0.01%, 10/1/14	200,000	200,000
		672,572
Total Repurchase Agreements
(Cost $672,572)		672,572

Total Investments – 101.9%
(Cost $3,448,720) (4)		3,448,720

Liabilities less Other Assets – (1.9)%		(64,949)
NET ASSETS – 100.0%		$3,383,771

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$99,857	0.00% – 5.13%	10/17/14 – 6/12/20
FHLMC	$168,291	0.00% – 7.50%	11/12/14 – 9/1/44
FNMA	$294,811	0.00% – 6.63%	11/12/14 – 6/1/44
GNMA	$24,647	3.50% – 4.50%	4/20/41 – 4/20/44
TVA	$283	0.00% – 6.24%	1/15/37 – 7/15/45
U.S. Treasury Bills	$100	0.01%	12/11/14
U.S. Treasury Bonds	$103,000	1.54% – 2.42%	11/15/18 – 2/15/32
Total	$690,989

(4)	The cost for federal income tax purposes was $3,448,720.

Percentages shown are based on Net Assets.

At September 30, 2014, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	23.3%
2 – 15 Days	13.5
16 – 30 Days	27.2
31 – 60 Days	7.3
61 – 97 Days	10.6
98 – 180 Days	12.8
181 – 270 Days	3.3
271 – 366 Days	1.5
367 – 397 Days	0.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Money Market Fund	$–	$3,448,720	(1)	$–	$3,448,720

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
EDA	Economic Development Authority	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TRANS	Tax and Revenue Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	VRDB	Variable Rate Demand Bonds
FRN	Floating Rate Notes	VRDP	Variable Rate Demand Preferred
GNMA	Government National Mortgage Association
G.O.	General Obligation
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) is calculated on each Business Day as of 1:00 p.m. Central Time for the Funds.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent,

NORTHERN FUNDS SEMIANNUAL REPORT	51	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Fund and other Funds of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2014, as reflected in their accompanying Schedules of Investments.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2014, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Money Market	Bank of America	$22,303	$(22,303)	$—
	Morgan Stanley & Co.	22,303	(22,303)	—
	Societe Generale	22,302	(22,302)	—
	Citigroup	37,496	(37,496)	—
	Federal Reserve	393,000	(393,000)	—
	JPMorgan	100,000	(100,000)	—
	Scotia Capital	90,000	(90,000)	—
	SG Americas	45,000	(45,000)	—
	Total	$732,404	$(732,404)	$—
U.S. Government Money Market	Bank of America	$266,666	$(266,666)	$—
	Morgan Stanley & Co.	16,667	(16,667)	—
	Societe Generale	16,667	(16,667)	—
	Barclays	50,000	(50,000)	—
	Citigroup	115,712	(115,712)	—
	Total	$465,712	$(465,712)	$—

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
U.S. Government Select Money Market	Bank of America	$350,000	$(350,000)	$—
	Citigroup	100,000	(100,000)	—
	Credit Suisse	22,572	(22,572)	—
	Mizuho	200,000	(200,000)	—
	Total	$672,572	$(672,572)	$—

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market Fund’s and Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all the Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the NAVs of the Funds.

At March 31, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES
Municipal Money Market	$546	$(546)
U.S. Government Money Market	14	(14)
U.S. Government Select Money Market	22	(22)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2014, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	MARCH 31, 2018
Money Market	$8,566

The Fund in the above table may offset future capital gains with this capital loss carryforward.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

POST-ENACTMENT LOSSES

Amount in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
California Municipal Money Market	$9	$ —

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2014, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market Fund	$2	$ —
Money Market Fund	—	108
Municipal Money Market Fund	107	150
U.S. Government Money Market Fund	—	15
U.S. Government Select Money Market Fund	—	43

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTION FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market Fund	$40	$ —
Money Market Fund	—	801
Municipal Money Market Fund	611	550
U.S. Government Money Market Fund	—	138
U.S. Government Select Money Market Fund	—	354

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$40	$ —
Money Market	—	783
Municipal Money Market	783	41
U.S. Government Money Market	—	152
U.S. Government Select Money Market	—	379

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2014, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2011 through March 31, 2013 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

At September 30, 2014, the Funds did not have any outstanding borrowings.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2014.

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of each Fund have approved a new management agreement, effective June 30, 2014, between the Fund and NTI (the “Management Agreement”), to provide the Fund with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the first table below (expressed as a percentage of each Fund’s respective average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the second table below (expressed as a percentage of each Fund’s respective average daily net assets.) Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.10% of the average daily net assets of each Fund.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2014, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS
California Municipal Money Market	0.33%	0.35%
Money Market	0.33%	0.35%
Municipal Money Market	0.33%	0.35%
U.S. Government Money Market	0.33%	0.35%
U.S. Government Select Money Market	0.33%	0.35%

Prior to June 30, 2014, the annual advisory fees for the Funds were based on the following annual rates as set forth in the table below. There was no change to the contractual expense limitations described above.

CONTRACTUAL ANNUAL ADVISORY FEE
California Municipal Money Market	0.25%
Money Market	0.25%
Municipal Money Market	0.25%
U.S. Government Money Market	0.25%
U.S. Government Select Money Market	0.25%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2015. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, in order to avoid a negative yield, NTI may reimburse additional expenses or waive advisory fees of a Fund, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2014, NTI voluntarily reimbursed fees to

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

avoid a negative yield for the California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, U.S. Government Money Market Fund and U.S. Government Select Money Market Fund. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations and the amounts outstanding at September 30, 2014, are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets was accrued daily and payable monthly. The transfer agent fees are reflected in the Funds’ Statements of Operations.

NTI has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$1,011,420	$6	$(1,037,352)	$(25,926)
Money Market	11,738,400	147	(12,214,249)	(475,702)
Municipal Money Market	10,833,261	52	(11,626,114)	(792,801)
U.S. Government Money Market	3,007,734	22	(2,860,670)	147,086
U.S. Government Select Money Market	5,400,292	41	(5,743,596)	(343,263)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$1,844,469	$12	$(1,760,594)	$83,887
Money Market	25,091,806	307	(25,689,953)	(597,840)
Municipal Money Market	23,540,016	201	(23,769,959)	(229,742)
U.S. Government Money Market	6,519,992	42	(6,465,931)	54,103
U.S. Government Select Money Market	12,865,165	83	(12,675,828)	189,420

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Money Market Fund (the “Fund”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Fund and investors in the Fund. The Corporation did not receive any consideration from the Fund. Under the CSA, the Corporation committed to provide capital to the Fund in the event that the Fund realized a loss on the Whistlejacket Capital LLC security (the “Security”), in an amount sufficient for the Fund to maintain its NAV per share at no less than the minimum permissible NAV, which is $0.9990. The Fund was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Fund to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Fund, was insufficient to maintain the minimum permissible NAV of $0.9990.

On June 25, 2009, the Fund sold the remaining position in the Security held in the Fund, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Fund representing the amount necessary to prevent the loss from causing the market-based NAV of the Fund to fall below $0.999, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. OTHER MATTERS

Money Market Funds Reform – On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Funds. A significant change resulting from these amendments is a requirement that institutional prime money market funds, including institutional municipal money market funds, transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). Government and retail money market funds (as defined in the amendments) may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. Among additional disclosure, reporting and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date of the amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact on the Funds’ operations, financial statements and accompanying notes.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2014 (UNAUDITED)

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/14 - 9/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.06%	$1,000.00	$1,000.10	$0.30
Hypothetical**	0.06%	$1,000.00	$1,024.77	$0.30

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.27	$0.81

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

17	MULTI-MANAGER EMERGING MARKETS EQUITY FUND

25	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

28	MULTI-MANAGER GLOBAL REAL ESTATE FUND

32	MULTI-MANAGER INTERNATIONAL EQUITY FUND

40	MULTI-MANAGER LARGE CAP FUND

44	MULTI-MANAGER MID CAP FUND

49	MULTI-MANAGER SMALL CAP FUND

FIXED INCOME FUNDS

54	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

64	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

84	NOTES TO THE FINANCIAL STATEMENTS

98	FUND EXPENSES

100	APPROVAL OF SUB-ADVISORY AGREEMENTS

104	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
ASSETS:
Investments, at cost (1)	$1,688,456	$1,317,330	$763,287
Investments, at value (2)	$1,935,497	$1,420,058	$848,871
Foreign currencies, at value (cost $7,582, $46, $1,629, $1,011, respectively)	7,541	–	47
Dividend income receivable	1,383	3,181	2,321
Interest income receivable	–	–	–
Receivable for foreign tax reclaimable	460	768	960
Receivable for securities sold	1,131	2,725	4,345
Receivable for variation margin on futures contracts	–	–	–
Receivable for fund shares sold	387	1,649	85
Receivable from investment adviser	21	2	11
Unrealized gain on forward foreign currency exchange contracts	–	–	–
Prepaid and other assets	31	9	3
Total Assets	1,946,451	1,428,392	856,643
LIABILITIES:
Cash overdraft	–	–	–
Unrealized loss on forward foreign currency exchange contracts	–	–	–
Payable for securities purchased	4,157	–	3,157
Payable for when-issued securities	–	–	–
Payable for variation margin on futures contracts	–	7	–
Payable for fund shares redeemed	631	196	611
Payable to affiliates:
Management fees (Note 5)	416	209	148
Custody and accounting fees	33	24	16
Shareholder servicing fees	6	–	7
Transfer agent fees	5	4	2
Trustee fees	12	4	4
Accrued other liabilities	52	19	41
Total Liabilities	5,312	463	3,986
Net Assets	$1,941,139	$1,427,929	$852,657
ANALYSIS OF NET ASSETS:
Capital stock	$1,726,504	$1,275,173	$689,914
Accumulated undistributed net investment income (loss)	10,649	5,078	3,040
Accumulated undistributed net realized gain (loss)	(42,967)	45,144	74,186
Net unrealized appreciation (depreciation)	246,953	102,534	85,517
Net Assets	$1,941,139	$1,427,929	$852,657
Shares Outstanding ($.0001 par value, unlimited authorization)	100,382	108,538	50,585
Net Asset Value, Redemption and Offering Price Per Share	$19.34	$13.16	$16.86

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $45,983, $18,326, $38,286, $67,415, $22,221, $27,529, $12,142, $11,843 and $43,268, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $45,983, $18,326, $38,286, $67,415, $22,221, $27,529, $12,142, $11,843 and $43,268, respectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2014 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$2,224,457	$433,749	$684,411	$272,464	$131,639	$612,618
$2,527,953	$603,912	$872,446	$332,278	$128,124	$614,220
1,622	–	–	–	996	–
4,929	668	896	192	–	21
–	–	–	–	1,839	9,295
5,681	–	–	–	25	–
35,483	4,684	1,903	375	8,921	1,727
59	–	–	–	–	25
155	9	68	9	346	2,166
19	3	6	3	6	11
–	–	–	–	–	118
23	10	13	14	4	14
2,575,924	609,286	875,332	332,871	140,261	627,597

–	–	–	–	59	–
–	–	–	–	–	57
18,695	1,506	1,292	2,395	7,515	3,978
–	–	–	–	–	5,391
–	3	74	43	–	–
2,721	3,277	790	379	300	592

479	88	142	60	18	85
42	10	12	14	4	12
6	1	26	1	–	16
6	2	2	1	–	1
13	4	8	4	4	4
69	24	33	28	26	24
22,031	4,915	2,379	2,925	7,926	10,160
$2,553,893	$604,371	$872,953	$329,946	$132,335	$617,437

$2,398,690	$355,356	$557,191	$215,497	$134,439	$604,382
39,110	206	2,325	(592)	136	(377)
(187,046)	78,679	125,676	55,328	1,333	11,710
303,139	170,130	187,761	59,713	(3,573)	1,722
$2,553,893	$604,371	$872,953	$329,946	$132,335	$617,437
237,796	58,292	62,672	29,984	13,322	58,892
$10.74	$10.37	$13.93	$11.00	$9.93	$10.48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	MULTI- MANAGER EMERGING MARKETS EQUITY FUND		MULTI- MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
INVESTMENT INCOME:
Dividend income	$30,749	(1)(2)	$24,117	(1)(2)
Interest income	–		–
Total Investment Income	30,749		24,117
EXPENSES:
Management fees (Note 5)	6,793		3,245
Investment advisory fees (Note 5)	5,867		2,460
Administration fees (Note 5)	757		467
Custody fees	950		625
Accounting fees	55		36
Transfer agent fees	584		366
Registration fees	17		15
Printing fees	23		8
Professional fees	28		17
Shareholder servicing fees	64		1
Trustee fees	28		10
Interest expense	–		–
Other	34		5
Total Expenses	15,200		7,255
Less expenses reimbursed by investment adviser	(1,204)		(502)
Net Expenses	13,996		6,753
Net Investment Income (Loss)	16,753		17,364
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	11,308		28,362
Futures contracts	–		287
Foreign currency transactions	(438)		(99)
Net change in unrealized appreciation (depreciation) on:
Investments	14,290		(3,545)
Futures contracts	–		(189)
Foreign currency translations	(59)		(88)
Net Gains (Losses)	25,101		24,728
Net Increase (Decrease) in Net Assets Resulting from Operations	$41,854		$42,092

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $2, $2, $2, $4, $1, $1, $1 and $2, respectively.
(2)	Net of $3,761, $1,958, $762, $5,062, $57, $3, $2, $30 and $6 respectively in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

MULTI- MANAGER GLOBAL REAL ESTATE FUND		MULTI- MANAGER INTERNATIONAL EQUITY FUND		MULTI- MANAGER LARGE CAP FUND		MULTI- MANAGER MID CAP FUND		MULTI- MANAGER SMALL CAP FUND		MULTI- MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI- MANAGER HIGH YIELD OPPORTUNITY FUND

$15,249	(1)(2)	$47,522	(1)(2)	$5,392	(1)(2)	$6,182	(1)(2)	$1,793	(1)(2)	$–	$250 (1)
–		1		–		–		–		3,424 (2)	20,210 (2)
15,249		47,523		5,392		6,182		1,793		3,424	20,460

2,449		7,981		1,405		2,294		978		277	1,420
2,478		7,425		1,412		2,077		1,013		209	1,442
338		1,069		235		346		138		42	270
430		1,301		54		93		55		72	330
27		76		20		28		14		8	23
260		820		181		266		106		33	205
13		18		13		14		13		13	20
12		24		10		10		9		7	10
17		28		17		17		17		17	17
24		27		8		88		4		–	36
10		28		10		10		10		10	10
–		–		–		–		–		–	3
10		36		6		6		5		4	6
6,068		18,833		3,371		5,249		2,362		692	3,792
(1,019)		(1,695)		(519)		(597)		(349)		(125)	(661)
5,049		17,138		2,852		4,652		2,013		567	3,131
10,200		30,385		2,540		1,530		(220)		2,857	17,329

79,282		77,451		35,419		48,877		26,315		1,590	10,892
–		380		345		629		(232)		–	(523)
115		(291)		–		–		–		(27)	65

(78,953)		(143,707)		(7,373)		(51,245)		(42,091)		(5,032)	(24,661)
–		(570)		(67)		(404)		(89)		–	110
(88)		(516)		–		–		–		(108)	55
356		(67,253)		28,324		(2,143)		(16,097)		(3,577)	(14,062)
$10,556		$(36,868)		$30,864		$(613)		$(16,317)		$(720)	$3,267

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND		MULTI-MANAGER INTERNATIONAL EQUITY FUND
Amounts in thousands	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014
OPERATIONS:
Net investment income (loss)	$16,753	$21,852	$17,364	$12,009	$10,200	$14,735	$30,385	$33,475
Net realized gains (losses)	10,870	13,550	28,550	23,155	79,397	74,016	77,540	80,380
Net change in unrealized appreciation (depreciation)	14,231	(11,068)	(3,822)	89,001	(79,041)	(83,871)	(144,793)	170,375
Net Increase (Decrease) in Net Assets Resulting from Operations	41,854	24,334	42,092	124,165	10,556	4,880	(36,868)	284,230
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(107,367)	(257,476)	270,279	709,435	(48,742)	(133,360)	(262,777)	396,064
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(107,367)	(257,476)	270,279	709,435	(48,742)	(133,360)	(262,777)	396,064
DISTRIBUTIONS PAID:
From net investment income	–	(24,600)	(13,620)	(9,767)	(6,241)	(24,850)	–	(32,100)
From net realized gains	–	–	–	(10,389)	–	(92,459)	–	–
Total Distributions Paid	–	(24,600)	(13,620)	(20,156)	(6,241)	(117,309)	–	(32,100)
Total Increase (Decrease) in Net Assets	(65,513)	(257,742)	298,751	813,444	(44,427)	(245,789)	(299,645)	648,194
NET ASSETS:
Beginning of period	2,006,652	2,264,394	1,129,178	315,734	897,084	1,142,873	2,853,538	2,205,344
End of period	$1,941,139	$2,006,652	$1,427,929	$1,129,178	$852,657	$897,084	$2,553,893	$2,853,538
Accumulated Undistributed Net Investment Income (Loss)	$10,649	$(6,104)	$5,078	$1,334	$3,040	$(919)	$39,110	$8,725

(1)	Commenced investment operations on December 3, 2013.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2014

MULTI-MANAGER LARGE CAP FUND		MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND(1)		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014	SEPT. 30, 2014	MARCH 31, 2014

$2,540	$5,650	$1,530	$3,420	$(220)	$(1,493)	$2,857	$1,105	$17,329	$37,192
35,764	119,234	49,506	148,945	26,083	81,571	1,563	(348)	10,434	16,645
(7,440)	26,019	(51,649)	37,434	(42,180)	14,743	(5,140)	1,567	(24,496)	(12,535)
30,864	150,903	(613)	189,799	(16,317)	94,821	(720)	2,324	3,267	41,302

(74,805)	(249,800)	(78,444)	(30,015)	(43,525)	(89,465)	33,877	100,564	(96,496)	(19,838)
(74,805)	(249,800)	(78,444)	(30,015)	(43,525)	(89,465)	33,877	100,564	(96,496)	(19,838)

(2,552)	(5,527)	–	(4,000)	–	–	(2,996)	(714)	(17,784)	(38,400)
–	(86,105)	–	(144,295)	–	(61,571)	–	–	–	(23,682)
(2,552)	(91,632)	–	(148,295)	–	(61,571)	(2,996)	(714)	(17,784)	(62,082)
(46,493)	(190,529)	(79,057)	11,489	(59,842)	(56,215)	30,161	102,174	(111,013)	(40,618)

650,864	841,393	952,010	940,521	389,788	446,003	102,174	–	728,450	769,068
$604,371	$650,864	$872,953	$952,010	$329,946	$389,788	$132,335	$102,174	$617,437	$728,450
$206	$218	$2,325	$795	$(592)	$(372)	$136	$275	$(377)	$78

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$18.98		$18.92		$18.67		$23.13		$20.85		$12.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.18		0.15		0.22		0.10		0.05
Net realized and unrealized gains (losses)	0.20		0.09		0.33		(2.07)		4.20		9.49
Total from Investment Operations	0.36		0.27		0.48		(1.85)		4.30		9.54
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.21)		(0.23)		(0.21)		(0.16)		(0.09)
From net realized gains	–		–		–		(2.40)		(1.86)		(0.63)
Total Distributions Paid	–		(0.21)		(0.23)		(2.61)		(2.02)		(0.72)
Net Asset Value, End of Period	$19.34		$18.98		$18.92		$18.67		$23.13		$20.85
Total Return(2)	1.90%		1.45%		2.56%		(5.86)%		20.88%		79.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,941,139		$2,006,652		$2,264,394		$1,818,621		$2,470,359		$1,896,421
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.35	%(4)	1.33	%(4)	1.35	%(4)(5)	1.44	%(4)	1.45	%(4)	1.48%
Expenses, before reimbursements and credits	1.47%		1.53%		1.53%		1.52%		1.52%		1.55%
Net investment income, net of reimbursements and credits	1.62	%(4)	1.00	%(4)	0.87	%(4)(5)	1.01	%(4)	0.42	%(4)	0.25%
Net investment income, before reimbursements and credits	1.50%		0.80%		0.69%		0.93%		0.35%		0.18%
Portfolio Turnover Rate	17.58%		54.90%		35.44%		46.58%		76.35%		115.05%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $44,000, $81,000, $48,000 and $149,000, which represent less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014 and fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.35%. Prior to January 1, 2013, the expense limitation had been 1.40%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		PERIOD ENDED MARCH 31, 2013(1)
Net Asset Value, Beginning of Period	$12.81		$10.86		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.23		0.11
Net realized and unrealized gains	0.32		2.12		0.85
Total from Investment Operations	0.48		2.35		0.96
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.13)		(0.21)		(0.10)
From net realized gains	–		(0.19)		–
Total Distributions Paid	(0.13)		(0.40)		(0.10)
Net Asset Value, End of Period	$13.16		$12.81		$10.86
Total Return(3)	3.75%		22.15%		9.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,427,929		$1,129,178		$315,734
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.00	%(5)	1.00	%(5)	0.99	%(5)
Expenses, before reimbursements and credits	1.07%		1.18%		1.27%
Net investment income, net of reimbursements and credits	2.57	%(5)	2.10	%(5)	1.99	%(5)(6)
Net investment income, before reimbursements and credits	2.50%		1.92%		1.71	%(6)
Portfolio Turnover Rate	16.18%		52.90%		50.68%

(1)	Commenced investment operations on September 18, 2012.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $15,000 and $10,000, which represent less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014, the fiscal year ended March 31, 2014 and the period from September 18, 2012 (commencement of operations) to March 31, 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	As the Fund commenced investment operations on September 18, 2012, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$16.81		$19.02		$17.29		$18.20		$17.08		$9.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.23		0.23		0.21		0.17		0.23
Net realized and unrealized gains (losses)	(0.03)		(0.17)		2.73		0.09		2.56		7.66
Total from Investment Operations	0.17		0.06		2.96		0.30		2.73		7.89
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.12)		(0.44)		(0.39)		(0.26)		(0.23)		(0.22)
From net realized gains	–		(1.83)		(0.84)		(0.95)		(1.38)		(0.46)
Total Distributions Paid	(0.12)		(2.27)		(1.23)		(1.21)		(1.61)		(0.68)
Net Asset Value, End of Period	$16.86		$16.81		$19.02		$17.29		$18.20		$17.08
Total Return(2)	1.01%		0.96%		17.62%		2.66%		16.59%		80.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$852,657		$897,084		$1,142,873		$764,154		$820,472		$633,800
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.10	%(4)	1.10	%(4)	1.16	%(4)(5)	1.27	%(4)	1.29	%(4)	1.30%
Expenses, before reimbursements and credits	1.32%		1.48%		1.46%		1.47%		1.47%		1.48%
Net investment income, net of reimbursements and credits	2.22	%(4)	1.47	%(4)	1.24	%(4)(5)	1.20	%(4)	0.95	%(4)	1.53%
Net investment income, before reimbursements and credits	2.00%		1.09%		0.94%		1.00%		0.77%		1.35%
Portfolio Turnover Rate	100.30%		48.54%		63.98%		64.16%		54.79%		71.54%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $22,000, $49,000, $22,000 and $77,000, which represent less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014 and fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.10%. Prior to January 1, 2013, the expense limitation had been 1.20%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT.30 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.92		$9.88		$9.25		$10.17		$9.19		$6.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.12		0.16		0.16		0.07		0.03
Net realized and unrealized gains (losses)	(0.31)		1.04		0.65		(0.92)		0.98		2.93
Total from Investment Operations	(0.18)		1.16		0.81		(0.76)		1.05		2.96
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.12)		(0.18)		(0.16)		(0.07)		(0.05)
From net realized gains	–		–		–		–		–		–
Total Distributions Paid	–		(0.12)		(0.18)		(0.16)		(0.07)		(0.05)
Net Asset Value, End of Period	$10.74		$10.92		$9.88		$9.25		$10.17		$9.19
Total Return(2)	(1.65)%		11.70%		8.92%		(7.24)%		11.49%		47.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,553,893		$2,853,538		$2,205,344		$2,242,204		$3,451,805		$2,902,773
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.20	%(4)	1.29	%(4)(5)	1.31	%(4)	1.37	%(4)	1.38	%(4)	1.41%
Expenses, before reimbursements and credits	1.32%		1.41%		1.43%		1.40%		1.41%		1.42%
Net investment income, net of reimbursements and credits	2.13	%(4)	1.31	%(4)(5)	1.59	%(4)	1.44	%(4)	0.74	%(4)	0.71%
Net investment income, before reimbursements and credits	2.01%		1.19%		1.47%		1.41%		0.71%		0.70%
Portfolio Turnover Rate	17.54%		39.36%		53.03%		70.80%		123.93%		59.84%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $66,000, $114,000, $92,000 and $374,000, which represent less than 0.005, less than 0.005, 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014 and for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	Effective January 1, 2014, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses to 1.20%. Prior to January 1, 2014, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$9.92		$9.32		$9.85		$9.56		$8.19		$5.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.08		0.08		0.05		0.04		0.06
Net realized and unrealized gains	0.45		1.96		0.68		0.56		1.38		2.50
Total from Investment Operations	0.49		2.04		0.76		0.61		1.42		2.56
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.08)		(0.09)		(0.05)		(0.05)		(0.05)
From net realized gains	–		(1.36)		(1.20)		(0.27)		–		–
Total Distributions Paid	(0.04)		(1.44)		(1.29)		(0.32)		(0.05)		(0.05)
Net Asset Value, End of Period	$10.37		$9.92		$9.32		$9.85		$9.56		$8.19
Total Return(1)	4.96%		22.41%		8.77%		6.96%		17.36%		45.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$604,371		$650,864		$841,393		$1,125,715		$1,048,810		$710,622
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.90	%(3)	1.05	%(3)(4)	1.10	%(3)	1.16	%(3)	1.19	%(3)	1.20%
Expenses, before reimbursements and credits	1.07%		1.20%		1.19%		1.19%		1.20%		1.20%
Net investment income, net of reimbursements and credits	0.80	%(3)	0.77	%(3)(4)	0.85	%(3)	0.59	%(3)	0.52	%(3)	0.81%
Net investment income, before reimbursements and credits	0.63%		0.62%		0.76%		0.56%		0.51%		0.81%
Portfolio Turnover Rate	8.87%		43.20%		57.95%		39.43%		69.02%		48.85%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $15,000, $36,000, $43,000 and $99,000, which represents less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(4)	Effective January 1, 2014, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses to 0.90%. Prior to January 1, 2014, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$13.96		$13.44		$12.40		$12.59		$10.14		$6.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.05		0.10		0.03		–	(1)	0.02
Net realized and unrealized gains (losses)	(0.06)		2.78		1.55		0.14		2.46		3.88
Total from Investment Operations	(0.03)		2.83		1.65		0.17		2.46		3.90
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.06)		(0.10)		(0.01)		(0.01)		(0.02)
From net realized gains	–		(2.25)		(0.51)		(0.35)		–		–
Total Distributions Paid	–		(2.31)		(0.61)		(0.36)		(0.01)		(0.02)
Net Asset Value, End of Period	$13.93		$13.96		$13.44		$12.40		$12.59		$10.14
Total Return(2)	(0.22)%		21.79%		13.90%		1.93%		24.28%		62.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$872,953		$952,010		$940,521		$1,059,880		$1,138,398		$587,664
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.00	%(4)	1.00	%(4)	1.07	%(4)(5)	1.17	%(4)	1.19	%(4)	1.20%
Expenses, before reimbursements and credits	1.13%		1.21%		1.21%		1.20%		1.20%		1.20%
Net investment income (loss), net of reimbursements and credits	0.33	%(4)	0.35	%(4)	0.73	%(4)(5)	0.25	%(4)	(0.01	)%(4)	0.22%
Net investment income (loss), before reimbursements and credits	0.20%		0.14%		0.59%		0.22%		(0.02)%		0.22%
Portfolio Turnover Rate	27.54%		72.72%		67.67%		54.53%		62.29%		103.02%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income (loss) ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $20,000, $32,000, $25,000 and $68,000, which represent less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014 and for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.
(5)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.00%. Prior to January 1, 2013, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER SMALL CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$11.53		$10.89		$9.82		$11.12		$8.85		$5.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)		(0.05)		0.01		–	(1)	(0.05)		(0.03)
Net realized and unrealized gains (losses)	(0.52)		2.71		1.33		(0.33)		2.32		3.35
Total from Investment Operations	(0.53)		2.66		1.34		(0.33)		2.27		3.32
LESS DISTRIBUTIONS PAID:
From net investment income	–		–		(0.08)		–		–		–
From net realized gains	–		(2.02)		(0.19)		(0.97)		–		–
Total Distributions Paid	–		(2.02)		(0.27)		(0.97)		–		–
Net Asset Value, End of Period	$11.00		$11.53		$10.89		$9.82		$11.12		$8.85
Total Return(2)	(4.60)%		25.17%		14.01%		(1.53)%		25.79%		59.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$329,946		$389,788		$446,003		$485,975		$591,747		$442,610
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.10	%(4)	1.25	%(4)(5)	1.30	%(4)	1.37	%(4)	1.39	%(4)	1.40%
Expenses, before reimbursements and credits	1.29%		1.43%		1.41%		1.41%		1.41%		1.41%
Net investment income (loss), net of reimbursements and credits	(0.12	)%(4)	(0.36	)%(4)(5)	0.14	%(4)	(0.05	)%(4)	(0.47	)%(4)	(0.44)%
Net investment income (loss), before reimbursements and credits	(0.31)%		(0.54)%		0.03%		(0.09)%		(0.49)%		(0.45)%
Portfolio Turnover Rate	19.00%		41.64%		59.67%		56.47%		192.09%		187.71%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income (loss) ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $14,000, $24,000, $27,000 and $58,000, which represent less than 0.005, less than 0.005, 0.005, 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014 and the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.
(5)	Effective January 1, 2014, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses to 1.10%. Prior to January 1, 2014, the expense limitation had been 1.30%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		PERIOD ENDED MARCH 31, 2014(1)
Net Asset Value, Beginning of Period	$10.17		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23		0.12
Net realized and unrealized gains (losses)	(0.22)		0.13
Total from Investment Operations	0.01		0.25
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.25)		(0.08)
Total Distributions Paid	(0.25)		(0.08)
Net Asset Value, End of Period	$9.93		$10.17
Total Return(3)	0.07%		2.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$132,335		$102,174
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.94	%(5)	0.92	%(5)
Expenses, before reimbursements and credits	1.14%		1.42%
Net investment income, net of reimbursements and credits	4.72	%(5)	4.43	%(5)(6)
Net investment income, before reimbursements and credits	4.52%		3.93	%(6)
Portfolio Turnover Rate	115.57%		38.02%

(1)	Commenced investment operations on December 3, 2013.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000 and $3,000, which represents less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2014 and the period from December 3, 2013 (commencement of operations) to March 31, 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	As the Fund commenced investment operations on December 3, 2013, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.72		$11.00		$10.44		$10.98		$10.41		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27		0.56		0.65		0.68		0.68		0.29
Net realized and unrealized gains (losses)	(0.23)		0.10		0.65		(0.29)		0.68		0.40
Total from Investment Operations	0.04		0.66		1.30		0.39		1.36		0.69
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.28)		(0.58)		(0.65)		(0.71)		(0.68)		(0.27)
From net realized gains	–		(0.36)		(0.09)		(0.22)		(0.11)		(0.01)
Total Distributions Paid	(0.28)		(0.94)		(0.74)		(0.93)		(0.79)		(0.28)
Net Asset Value, End of Period	$10.48		$10.72		$11.00		$10.44		$10.98		$10.41
Total Return(3)	0.31%		6.31%		12.90%		4.05%		13.58%		6.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$617,437		$728,450		$769,068		$645,730		$649,149		$419,861
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.90	%(5)	0.90	%(5)	0.97	%(5)(6)	1.07	%(5)	1.08	%(5)	1.10%
Expenses, before reimbursements and credits	1.09%		1.19%		1.18%		1.17%		1.18%		1.21%
Net investment income, net of reimbursements and credits	4.99	%(5)	5.21	%(5)	6.09	%(5)(6)	6.53	%(5)	6.46	%(5)	6.04	%(7)
Net investment income, before reimbursements and credits	4.80%		4.92%		5.88%		6.43%		6.36%		5.93	%(7)
Portfolio Turnover Rate	24.79%		68.10%		96.04%		80.61%		43.11%		20.46%

(1)	Commenced investment operations on September 23, 2009.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $28,000, $59,000, $27,000 and $88,000, which represent less than 0.005, less than 0.005, 0.01, less than 0.005 and 0.02 percent of average net assets for the six months ended September 30, 2014 and fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 0.90%. Prior to January 1, 2013, the expense limitation had been 1.00%.
(7)	As the Fund commenced investment operations on September 23, 2009, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4%

Brazil – 6.5%

AMBEV S.A. ADR	157,220	$1,030

B2W Cia Digital *	418,320	5,575

Banco do Brasil S.A.	193,759	2,015

Banco Santander Brasil S.A.	685,700	4,449

BB Seguridade Participacoes S.A.	955,400	12,603

BRF S.A. ADR *	224,300	5,336

CETIP S.A. - Mercados Organizados	426,300	5,294

Cosan Ltd., Class A	385,300	4,146

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	347,000	1,751

EDP - Energias do Brasil S.A.	130,900	531

Embraer S.A. ADR	157,800	6,189

Fibria Celulose S.A. *	1,653,600	18,152

JBS S.A.	1,694,500	6,383

Klabin S.A.	227,700	1,103

Kroton Educacional S.A.	1,065,700	6,696

Light S.A.	78,100	670

Localiza Rent a Car S.A.	210,800	3,030

Mahle-Metal Leve S.A. Industria e Comercio	23,500	208

Odontoprev S.A.	1,162,300	4,207

Petroleo Brasileiro S.A. *	103,186	733

Petroleo Brasileiro S.A. ADR *	2,426,350	34,430

Porto Seguro S.A.	42,600	496

Sao Martinho S.A.	33,137	534

Sul America S.A.	170,413	1,051

Vale S.A.	55,703	613
		127,225

China – 10.9%

Agricultural Bank of China Ltd., Class H	2,532,000	1,119

Alibaba Group Holding Ltd. ADR *	14,170	1,259

ANTA Sports Products Ltd.	1,059,000	2,158

Baidu, Inc. ADR *	26,500	5,783

Bank of China Ltd., Class H	7,328,106	3,288

Baoxin Auto Group Ltd.	2,817,500	2,106

Central China Real Estate Ltd.	1,530,883	360

China BlueChemical Ltd., Class H	1,142,000	496

China Cinda Asset Management Co. Ltd., Class H *	12,448,900	5,471

China Coal Energy Co. Ltd., Class H	2,106,000	1,232

China Construction Bank Corp., Class H	37,569,247	26,354

China Dongxiang Group Co. Ltd.	9,998,000	1,882

China Life Insurance Co. Ltd., Class H	2,826,000	7,845

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

China – 10.9% – continued

China Pacific Insurance Group Co. Ltd., Class H	1,978,600	$6,940

China Petroleum & Chemical Corp., Class H	3,421,271	2,994

China Shenhua Energy Co. Ltd., Class H	1,444,500	4,032

China Shineway Pharmaceutical Group Ltd.	2,187,750	3,709

China Shipping Container Lines Co. Ltd., Class H *	16,632,000	4,463

Chongqing Rural Commercial Bank, Class H	1,715,446	776

CNOOC Ltd.	3,164,342	5,446

CSR Corp. Ltd., Class H	8,230,000	7,217

Datang International Power Generation Co. Ltd., Class H	2,426,000	1,263

Dongfeng Motor Group Co. Ltd., Class H	2,418,000	3,978

Evergrande Real Estate Group Ltd.	693,000	260

GOME Electrical Appliances Holding Ltd.	2,942,000	478

Guangzhou Automobile Group Co. Ltd., Class H	17,977,421	17,319

Guangzhou R&F Properties Co. Ltd., Class H	1,011,200	1,024

Hengan International Group Co. Ltd.	450,500	4,432

Huadian Fuxin Energy Corp. Ltd., Class H	4,300,000	2,521

Huaneng Power International, Inc., Class H	1,802,000	1,963

Industrial & Commercial Bank of China Ltd., Class H	16,953,937	10,580

JD.com, Inc. ADR *	179,637	4,638

Jiangsu Expressway Co. Ltd., Class H	850,000	897

KWG Property Holding Ltd.	624,000	439

Lenovo Group Ltd.	6,472,000	9,644

Luye Pharma Group Ltd. *	3,911,952	5,004

PetroChina Co. Ltd., Class H	7,402,024	9,494

Ping An Insurance Group Co. of China Ltd., Class H	48,500	365

Shanghai Electric Group Co. Ltd., Class H	2,434,000	1,295

Sinotrans Ltd., Class H	1,770,000	1,284

SOHO China Ltd.	1,268,442	916

Tencent Holdings Ltd.	1,395,000	20,766

Tianhe Chemicals Group Ltd. (1)(2)*	21,626,000	6,434

Trina Solar Ltd. ADR *	495,800	5,984

Tsingtao Brewery Co. Ltd., Class H	614,000	4,363

Zhejiang Expressway Co. Ltd., Class H	868,000	882
		211,153

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

Colombia – 0.0%

Grupo Argos S.A.	18,134	$203

Czech Republic – 1.0%

CEZ A.S.	114,480	3,477

Komercni banka A.S.	66,000	15,716
		19,193

Egypt – 1.4%

Commercial International Bank Egypt S.A.E.	3,834,685	27,286

Greece – 0.4%

OPAP S.A.	237,608	3,109

Piraeus Bank S.A. *	2,325,349	3,929
		7,038

Hong Kong – 7.7%

AIA Group Ltd.	1,498,000	7,731

ASM Pacific Technology Ltd.	431,600	4,275

Beijing Enterprises Holdings Ltd.	659,500	5,654

Brilliance China Automotive Holdings Ltd.	1,952,000	3,411

Chaoda Modern Agriculture Holdings Ltd. (3)*	5,742,000	–

China Agri-Industries Holdings Ltd.	6,703,000	2,541

China Lumena New Materials Corp.	5,884,000	947

China Mobile Ltd.	4,633,585	54,391

China Overseas Land & Investment Ltd.	1,656,000	4,242

China Power International Development Ltd.	17,643,350	8,190

China Unicom Hong Kong Ltd.	5,842,000	8,790

Dah Chong Hong Holdings Ltd.	3,161,000	1,829

Far East Horizon Ltd.	313,000	280

Galaxy Entertainment Group Ltd.	1,055,000	6,101

GCL-Poly Energy Holdings Ltd. *	26,673,000	9,798

Haier Electronics Group Co. Ltd.	3,684,000	9,632

Kingboard Laminates Holdings Ltd.	4,430,000	1,872

Nine Dragons Paper Holdings Ltd.	2,713,000	1,956

Pacific Basin Shipping Ltd.	10,186,600	5,493

Sands China Ltd.	222,800	1,158

Shanghai Industrial Holdings Ltd.	143,000	423

Stella International Holdings Ltd.	1,285,000	3,331

Texwinca Holdings Ltd.	4,091,000	3,510

WH Group Ltd. (1)(2)*	4,076,000	3,349
		148,904

Hungary – 0.4%

Magyar Telekom Telecommunications PLC *	1,907,349	2,807

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

Hungary – 0.4% – continued

OTP Bank PLC	245,150	$4,162

Richter Gedeon Nyrt.	52,217	817
		7,786

India – 8.0%

Andhra Bank	208,397	219

Bank of Baroda	90,574	1,319

Bank of India	247,566	925

Bharti Airtel Ltd.	926,391	6,078

Cairn India Ltd.	175,956	888

HCL Technologies Ltd.	83,088	2,305

HDFC Bank Ltd.	236,739	3,334

HDFC Bank Ltd. ADR	92,900	4,327

Hindalco Industries Ltd.	2,186,602	5,530

Housing Development Finance Corp.	37,556	640

ICICI Bank Ltd.	245,411	5,681

ICICI Bank Ltd. ADR	134,629	6,610

Indiabulls Housing Finance Ltd.	213,966	1,396

Infosys Ltd. ADR	15,861	959

ITC Ltd.	1,245,744	7,469

Oil India Ltd.	44,069	434

Power Finance Corp. Ltd.	355,684	1,346

Punjab National Bank	67,125	961

Reliance Industries Ltd.	587,868	8,974

Rural Electrification Corp. Ltd.	348,637	1,406

Sesa Sterlite Ltd.	257,563	1,132

Tata Consultancy Services Ltd.	843,745	37,411

Tata Motors Ltd.	302,403	2,463

Tata Motors Ltd. ADR	209,800	9,170

Tata Steel Ltd.	223,807	1,658

UCO Bank	241,832	311

Ultratech Cement Ltd.	98,349	4,190

UPL Ltd.	339,578	1,866

Vijaya Bank	293,709	228

Wipro Ltd.	3,119,325	30,143

Zee Entertainment Enterprises Ltd.	1,129,316	5,726
		155,099

Indonesia – 1.5%

Adaro Energy Tbk PT	7,733,200	746

Bank Rakyat Indonesia Persero Tbk PT	14,654,400	12,452

Indocement Tunggal Prakarsa Tbk PT	294,200	521

Indofood CBP Sukses Makmur Tbk PT	6,797,800	6,309

Indofood Sukses Makmur Tbk PT	6,553,400	3,755

Matahari Department Store Tbk PT	1,847,700	2,461

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

Indonesia – 1.5% – continued

Telekomunikasi Indonesia Persero Tbk PT	11,084,515	$2,655

United Tractors Tbk PT	699,800	1,143
		30,042

Malaysia – 0.4%

British American Tobacco Malaysia Bhd.	34,992	752

DiGi.Com Bhd.	97,598	174

Genting Malaysia Bhd.	3,546,800	4,519

Hong Leong Financial Group Bhd.	84,140	451

Lafarge Malaysia Bhd.	122,348	384

Telekom Malaysia Bhd.	162,687	327

UMW Holdings Bhd.	205,200	767
		7,374

Mexico – 6.7%

America Movil S.A.B. de C.V. ADR, Series L	1,191,314	30,021

America Movil S.A.B. de C.V., Series L	1,517,891	1,913

Cemex S.A.B. de C.V. ADR (Participation Certificate) *	1,500,284	19,564

Coca-Cola Femsa S.A.B. de C.V. ADR	6,866	691

Compartamos S.A.B. de C.V.	383,900	822

Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	203,900	764

Fomento Economico Mexicano S.A.B. de C.V. ADR	5,026	463

Gruma S.A.B. de C.V., Series B *	155,949	1,670

Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	8,773

Grupo Financiero Banorte S.A.B. de C.V., Series O	2,020,850	12,942

Grupo Mexico S.A.B. de C.V., Series B	1,816,300	6,103

Grupo Televisa S.A.B. ADR	1,339,933	45,397

Industrias Bachoco S.A.B. de C.V. ADR	7,711	461
		129,584

Peru – 0.4%

Credicorp Ltd.	47,000	7,209

Philippines – 1.0%

Alliance Global Group, Inc.	795,500	460

Metropolitan Bank & Trust Co.	3,513,249	6,787

SM Investments Corp.	248,791	4,450

Universal Robina Corp.	1,772,010	7,389
		19,086

Poland – 0.9%

Asseco Poland S.A.	15,076	212

Cyfrowy Polsat S.A.	646,114	5,396

Energa S.A.	115,439	837

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

Poland – 0.9% – continued

KGHM Polska Miedz S.A.	52,744	$2,015

PGE S.A.	172,851	1,093

Powszechna Kasa Oszczednosci Bank Polski S.A.	581,071	6,940

Tauron Polska Energia S.A.	649,897	1,052
		17,545

Qatar – 0.3%

Barwa Real Estate Co.	133,161	1,464

Commercial Bank of Qatar (The) QSC	6,524	126

Doha Bank QSC *	14,186	225

Industries Qatar QSC	67,260	3,436

MasrafAlRayan	20,303	310

Qatar Islamic Bank SAQ	5,629	175

Qatar National Bank SAQ	4,505	250
		5,986

Russia – 4.0%

Gazprom OAO ADR	1,265,410	8,865

Lukoil OAO ADR	452,086	22,972

Magnit OJSC	16,539	4,145

Magnit OJSC GDR (Registered)	107,258	6,188

Mail.ru Group Ltd. GDR (Registered) *	113,816	3,196

MegaFon OAO GDR (Registered)	14,506	368

MMC Norilsk Nickel OJSC ADR	336,510	6,249

Mobile Telesystems OJSC ADR	255,212	3,813

OTCPharm *	27,410	9

Pharmstandard OJSC GDR (Registered) *	27,410	346

PhosAgro OAO GDR (Registered)	537,839	6,043

Rosneft OAO GDR (Registered)	785,500	4,572

Sberbank of Russia	2,388,110	4,537

Sberbank of Russia ADR	115,550	909

Severstal OAO GDR (Registered)	160,666	1,603

Sistema JSFC GDR (Registered)	15,781	109

Surgutneftegas OAO ADR	75,325	501

Tatneft OAO ADR	8,529	301

Yandex N.V., Class A *	142,900	3,972
		78,698

Singapore – 0.2%

China Yuchai International Ltd.	29,162	541

ComfortDelGro Corp. Ltd.	901,000	1,692

DBS Group Holdings Ltd.	50,000	721

Keppel REIT	347,000	324

Mapletree Commercial Trust	220,000	243

Mapletree Industrial Trust	293,000	326

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

Singapore – 0.2% – continued

Mapletree Logistics Trust	318,000	$288
		4,135

South Africa – 7.0%

AngloGold Ashanti Ltd. ADR *	258,700	3,104

Aspen Pharmacare Holdings Ltd.	216,536	6,434

Aveng Ltd. *	935,936	1,843

Barloworld Ltd.	1,789,680	14,645

Bidvest Group Ltd.	77,691	1,963

Coronation Fund Managers Ltd.	72,114	617

Discovery Ltd.	870,285	7,569

Emira Property Fund	137,106	191

FirstRand Ltd.	636,252	2,418

Investec Ltd.	100,166	841

Liberty Holdings Ltd.	88,529	966

Massmart Holdings Ltd.	429,568	4,673

Mediclinic International Ltd.	572,514	4,658

Mondi Ltd.	41,084	674

MTN Group Ltd.	478,137	10,077

Naspers Ltd., Class N	175,719	19,326

Nedbank Group Ltd.	83,789	1,621

Netcare Ltd.	530,764	1,484

Redefine Properties Ltd.	600,486	517

Reunert Ltd.	700,975	3,695

RMB Holdings Ltd.	293,397	1,469

Sasol Ltd.	136,809	7,423

Standard Bank Group Ltd.	1,242,810	14,349

Steinhoff International Holdings Ltd.	443,674	2,124

Tongaat Hulett Ltd.	36,251	501

Truworths International Ltd.	3,149,730	18,935

Woolworths Holdings Ltd.	653,469	4,049
		136,166

South Korea – 12.8%

ASIA Holdings Co. Ltd.	1,319	214

BS Financial Group, Inc.	340,870	5,458

Bukwang Pharmaceutical Co. Ltd.	38,894	735

CJ O Shopping Co. Ltd.	8,089	2,457

Coway Co. Ltd.	19,556	1,557

Daekyo Co. Ltd.	59,630	414

Daishin Securities Co. Ltd.	13,267	141

Dongbu Insurance Co. Ltd.	51,860	2,916

GS Home Shopping, Inc.	3,351	808

Halla Visteon Climate Control Corp.	19,367	939

Hana Financial Group, Inc.	118,040	4,268

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

South Korea – 12.8% – continued

Hankook Tire Co. Ltd.	382,931	$18,673

Hyundai Mipo Dockyard	46,400	5,441

Hyundai Motor Co.	179,379	32,350

Industrial Bank of Korea	132,698	1,981

KB Financial Group, Inc.	90,230	3,287

Kia Motors Corp.	28,496	1,448

Korea District Heating Corp.	3,169	196

Korea Zinc Co. Ltd.	2,158	794

KT Corp.	20,729	674

KT&G Corp.	20,552	1,839

LG Chem Ltd.	42,528	10,283

LG Display Co. Ltd. *	70,618	2,238

LG Electronics, Inc.	67,843	4,217

NAVER Corp.	1,016	771

Paradise Co. Ltd.	88,967	2,914

POSCO	15,837	4,854

Samsung Electronics Co. Ltd.	77,850	87,152

Samsung Engineering Co. Ltd. *	57,050	3,246

Shinhan Financial Group Co. Ltd.	705,027	32,200

SK Hynix, Inc. *	244,646	10,828

SK Networks Co. Ltd. *	102,589	1,029

SK Telecom Co. Ltd.	4,821	1,324

Woori Finance Holdings Co. Ltd.	17,076	212
		247,858

Switzerland – 0.2%

Dufry A.G. (Registered) *	30,216	4,608

Taiwan – 10.1%

Advanced Semiconductor Engineering, Inc.	1,560,584	1,822

Asustek Computer, Inc.	174,000	1,656

Compal Electronics, Inc.	4,445,000	3,323

Delta Electronics, Inc.	1,058,000	6,682

Epistar Corp.	2,143,000	4,006

Farglory Land Development Co. Ltd.	329,870	389

Hermes Microvision, Inc.	96,000	4,017

Hiwin Technologies Corp.	275,900	2,461

Hon Hai Precision Industry Co. Ltd.	11,625,120	36,605

Inventec Corp.	1,526,000	994

Kinsus Interconnect Technology Corp.	229,000	848

Largan Precision Co. Ltd.	68,000	4,853

Lite-On Technology Corp.	659,798	950

MediaTek, Inc.	882,000	13,068

Mega Financial Holding Co. Ltd.	6,244,000	5,115

Pegatron Corp.	607,000	1,114

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued
Taiwan – 10.1% – continued

Pou Chen Corp.	1,286,147	$1,428

Powertech Technology, Inc. *	755,000	1,364

President Chain Store Corp.	443,313	3,175

Quanta Computer, Inc.	451,000	1,144

Radiant Opto-Electronics Corp.	197,527	783

Realtek Semiconductor Corp.	597,280	2,124

Simplo Technology Co. Ltd.	50,000	242

Taishin Financial Holding Co. Ltd.	4,134,222	1,934

Taiwan Cement Corp.	863,000	1,284

Taiwan Semiconductor Manufacturing Co. Ltd.	12,101,542	48,173

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,464,700	29,558

Teco Electric and Machinery Co. Ltd.	1,270,497	1,303

Transcend Information, Inc.	67,000	222

United Microelectronics Corp.	2,628,000	1,089

Vanguard International Semiconductor Corp.	887,000	1,297

Yageo Corp.	11,983,300	8,686

Yuanta Financial Holding Co. Ltd.	9,019,300	4,441
		196,150

Thailand – 1.4%

Airports of Thailand PCL NVDR	725,400	5,333

Bangkok Bank PCL NVDR	595,100	3,742

Bangkok Expressway PCL NVDR	311,700	365

Delta Electronics Thailand PCL NVDR	220,400	420

Kasikornbank PCL NVDR	1,160,700	8,380

Kiatnakin Bank PCL (Registered)	624,900	814

Krung Thai Bank PCL (Registered)	2,872,492	2,100

PTT PCL NVDR	390,800	4,331

Thanachart Capital PCL NVDR	1,026,700	1,177
		26,662

Turkey – 2.4%

Akbank T.A.S.	538,575	1,753

Arcelik A.S.	799,676	4,262

Coca-Cola Icecek A.S.	191,962	4,140

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,053,547	1,098

Enka Insaat ve Sanayi A.S.	373,854	853

Eregli Demir ve Celik Fabrikalari T.A.S.	952,462	1,768

TAV Havalimanlari Holding A.S.	562,786	4,520

Tofas Turk Otomobil Fabrikasi A.S.	106,408	597

Tupras Turkiye Petrol Rafinerileri A.S.	765,922	15,394

Turk Hava Yollari AO *	375,352	1,065

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.4% – continued

Turkey – 2.4% – continued

Turkiye Garanti Bankasi A.S.	686,892	$2,410

Turkiye Halk Bankasi A.S.	790,325	4,748

Turkiye Is Bankasi, Class C	312,318	693

Turkiye Sise ve Cam Fabrikalari A.S.	950,483	1,208

Ulker Biskuvi Sanayi A.S.	405,100	2,688
		47,197

United Arab Emirates – 2.3%

Abu Dhabi Commercial Bank PJSC	546,282	1,259

Aldar Properties PJSC	108,030	115

Dubai Financial Market	126,188	115

Dubai Islamic Bank PJSC	513,389	1,154

Emaar Properties PJSC	12,163,477	38,117

First Gulf Bank PJSC	76,366	389

National Bank of Abu Dhabi PJSC	36,656	144

Union National Bank PJSC	2,093,542	3,796
		45,089

United Kingdom – 0.9%

Anglo American PLC	762,518	16,984

O’Key Group S.A. GDR (Registered)	41,654	304
		17,288

United States – 1.6%

Cognizant Technology Solutions Corp., Class A *	151,700	6,792

Flextronics International Ltd. *	192,900	1,991

Tenaris S.A. ADR	472,744	21,533
		30,316
Total Common Stocks (4)
(Cost $1,485,310)		1,754,880

PREFERRED STOCKS – 5.7%

Brazil – 5.7%

Banco Bradesco S.A. ADR	83,322	1,187

Bradespar S.A.	76,250	558

Cia Brasileira de Distribuicao ADR	127,400	5,556

Cia Energetica de Sao Paulo, Class B	152,800	1,655

Cia Paranaense de Energia ADR, Class B	48,372	661

Itau Unibanco Holding S.A.	121,988	1,701

Itau Unibanco Holding S.A. ADR	2,748,633	38,151

Itausa - Investimentos Itau S.A.	178,450	679

Lojas Americanas S.A.	1,777,604	10,080

Metalurgica Gerdau S.A.	119,200	693

Petroleo Brasileiro S.A. *	886,156	6,589

Petroleo Brasileiro S.A. ADR *	410,040	6,106

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 5.7% – continued

Brazil – 5.7% – continued

Randon Participacoes S.A.	1,223,062	$3,218

Telefonica Brasil S.A. ADR	256,300	5,044

Usinas Siderurgicas de Minas Gerais S.A., Class A *	1,111,575	2,875

Vale S.A.	1,643,313	15,965

Vale S.A. ADR	934,200	9,071
		109,789

South Korea – 0.0%

Samsung Electronics Co. Ltd.	1,213	1,031
Total Preferred Stocks (4)
(Cost $138,705)		110,820

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 1.2%

India – 0.6%

ITC Ltd., Exp. 5/2/18 *	1,037,793	$6,221

Maruti Suzuki India Ltd., Exp. 2/9/15 *	121,323	6,017
		12,238

Pakistan – 0.2%

United Bank Ltd., Exp. 6/17/19, Strike $0.01 (1)(2)*	1,829,317	3,370

Taiwan – 0.4%

CTBC Financial Holding Co. Ltd. Exp. 3/9/16, Strike $0.01 (1)(2)*	12,206,483	8,206
Total Warrants (4)
(Cost $18,458)		23,814

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	45,982,699	$45,983
Total Investment Companies
(Cost $45,983)		45,983

Total Investments – 99.7%
(Cost $1,688,456)		1,935,497

Other Assets less Liabilities – 0.3%		5,642
NET ASSETS – 100.0%		$1,941,139

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $21,359,000 or 1.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01	3/9/11-8/1/14	$7,453
Tianhe Chemicals Group Ltd.	6/13/14	5,072
United Bank Ltd., Exp. 6/17/19, Strike $0.01	6/16/14-8/13/14	3,069
WH Group Ltd.	7/30/14-8/5/14	3,400

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $42,697,000 with net purchases of approximately $3,286,000 during the six months ended September 30, 2014.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.5%
Consumer Staples	5.6
Energy	9.1
Financials	24.3
Health Care	1.5
Industrials	5.3
Information Technology	22.4
Materials	8.2
Telecommunication Services	6.8
Utilities	1.3

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	22.5%
Hong Kong Dollar	18.1
Korean Won	13.2
Taiwan Dollar	8.8
South African Rand	7.9
Indian Rupee	7.1
Brazilian Real	6.4
All other currencies less than 5%	16.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$127,225	$–		$–	$127,225
China	17,665	193,488		–	211,153
Colombia	203	–		–	203
Hong Kong	3,349	144,608		947	148,904
India	21,068	134,031		–	155,099
Mexico	129,584	–		–	129,584
Peru	7,209	–		–	7,209
Russia	7,784	70,904		10	78,698
Singapore	541	3,594		–	4,135
South Africa	3,104	133,062		–	136,166
Switzerland	4,608	–		–	4,608
Taiwan	29,558	166,592		–	196,150
United States	30,316	–		–	30,316
All other countries	–	525,430	(1)	–	525,430
Preferred Stocks
Brazil	109,789	–		–	109,789
South Korea	–	1,031		–	1,031
Warrants	–	23,814	(1)	–	23,814
Investment Companies	45,983	–		–	45,983
Total Investments	$537,986	$1,396,554		$957	$1,935,497

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000s)	Reason
Common Stocks
Russia	$8,681	Valuations at last trade with foreign fair value adjustment
Warrants
India	12,238	Valuations based on parity price
Taiwan	8,206	Valuations based on parity price
Total	$29,125

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Switzerland	$4,608	Valuations at last trade price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)
Common Stocks
Hong Kong	$–	$–	$–	$–	$–	$947	$–	$947	$(1)
United States	–	–	–	–	–	10	–	10	–
Total	$–	$–	$–	$–	$–	$957	$–	$957	$(1)

(1)	Securities valued at $947 were transferred into Level 3 due to the Fund receiving valuations provided by the Asset Management PVC. Securities valued at $10 were transferred into Level 3 due to valuations based on a last trade price in an inactive market.

	FAIR VALUE AT 9/30/14 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$947	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount

The significant unobservable inputs used in the fair value measurement are the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9%

Australia – 9.7%

AusNet Services	14,586,708	$17,387

DUET Group	13,282,716	28,236

Macquarie Atlas Roads Group	2,343,448	5,887

Origin Energy Ltd.	493,600	6,447

Spark Infrastructure Group	11,038,507	17,751

Transurban Group	9,403,180	63,431
		139,139

Austria – 0.2%

Flughafen Wien A.G.	41,921	3,500

Bermuda – 0.6%

Teekay Corp.	118,600	7,870

Brazil – 1.3%

CCR S.A.	1,685,200	11,635

Cia de Saneamento Basico do Estado de Sao Paulo ADR *	939,700	7,621
		19,256

Canada – 5.8%

Enbridge, Inc.	837,800	40,104

Inter Pipeline Ltd.	347,300	11,272

Pembina Pipeline Corp.	230,200	9,697

TransCanada Corp.	288,700	14,869

Veresen, Inc.	423,700	6,443
		82,385

China – 1.5%

COSCO Pacific Ltd.	6,198,800	8,215

ENN Energy Holdings Ltd.	1,486,400	9,728

Zhejiang Expressway Co. Ltd., Class H	2,787,100	2,833
		20,776

France – 12.0%

Aeroports de Paris	113,728	13,594

Eutelsat Communications S.A.	1,277,658	41,197

GDF Suez	588,300	14,714

Groupe Eurotunnel S.A. (Registered)	853,800	10,401

SES S.A.	1,001,174	34,609

Vinci S.A.	972,213	56,291
		170,806

Germany – 1.2%

Fraport A.G. Frankfurt Airport Services Worldwide	269,200	17,691

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

Hong Kong – 2.1%

Beijing Enterprises Holdings Ltd.	1,671,600	$14,330

Kunlun Energy Co. Ltd.	10,959,700	15,812
		30,142

Italy – 14.6%

ASTM S.p.A.	318,898	4,268

Atlantia S.p.A.	3,477,970	85,574

Hera S.p.A.	6,793,362	17,948

Snam S.p.A.	9,801,150	54,028

Societa Iniziative Autostradali e Servizi S.p.A.	1,086,551	11,655

Terna Rete Elettrica Nazionale S.p.A.	6,970,960	34,940
		208,413

Japan – 5.5%

Toho Gas Co. Ltd.	2,540,000	14,340

Tokyo Gas Co. Ltd.	11,426,500	64,272
		78,612

Mexico – 0.1%

Infraestructura Energetica Nova S.A.B.de C.V.	309,900	1,893

Netherlands – 0.3%

Koninklijke Vopak N.V.	71,300	3,839

South Korea – 0.3%

Macquarie Korea Infrastructure Fund	657,970	4,515

Spain – 2.4%

Abengoa S.A., Class B	1,319,700	6,896

Ferrovial S.A.	806,900	15,587

Obrascon Huarte Lain S.A.	343,400	11,425
		33,908

Switzerland – 1.9%

Flughafen Zuerich A.G. (Registered)	42,966	26,913

United Kingdom – 3.0%

Pennon Group PLC	2,614,568	33,497

United Utilities Group PLC	766,300	9,991
		43,488

United States – 28.4%

American Tower Corp.	450,500	42,180

American Water Works Co., Inc.	221,300	10,673

California Water Service Group	423,630	9,506

Crown Castle International Corp.	370,300	29,820

CSX Corp.	1,782,950	57,161

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

United States – 28.4% – continued

Genesee & Wyoming, Inc., Class A *	74,110	$7,063

Kansas City Southern	157,200	19,053

NiSource, Inc.	309,200	12,671

Norfolk Southern Corp.	326,850	36,477

PG&E Corp.	1,141,260	51,402

SBA Communications Corp., Class A *	208,700	23,145

SemGroup Corp., Class A	184,000	15,322

Sempra Energy	230,800	24,322

SJW Corp.	104,680	2,813

Spectra Energy Corp.	736,700	28,923

Waste Connections, Inc.	240,100	11,650

Williams (The) Cos., Inc.	412,400	22,826
		405,007
Total Common Stocks (1)
(Cost $1,217,306)		1,298,153

MASTER LIMITED PARTNERSHIPS – 6.9%

United States – 6.9%

Access Midstream Partners L.P.	232,700	14,809

Atlas Pipeline Partners L.P.	201,400	7,343

Crestwood Equity Partners L.P.	732,000	7,737

Energy Transfer Equity L.P.	249,100	15,367

Enterprise Products Partners L.P.	492,600	19,852

EQT Midstream Partners L.P.	75,900	6,801

EV Energy Partners L.P.	179,745	6,376

MarkWest Energy Partners L.P.	179,100	13,759

Plains All American Pipeline L.P.	124,200	7,310
		99,354
Total Master Limited Partnerships (1)
(Cost $76,407)		99,354

PREFERRED STOCKS – 0.2%

Brazil – 0.2%

Cia Energetica de Minas Gerais S.A. ADR	402,100	2,505
Total Preferred Stocks (1)
(Cost $3,571)		2,505

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.3%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (2)(3)	18,325,762	$18,326
Total Investment Companies
(Cost $18,326)		18,326

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 10/2/14 (4)	$1,720	$1,720
Total Short-Term Investments
(Cost $1,720)		1,720

Total Investments – 99.4%
(Cost $1,317,330)		1,420,058

Other Assets less Liabilities – 0.6%		7,871
NET ASSETS – 100.0%		$1,427,929

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $52,553,000 with net sales of approximately $34,227,000 during the six months ended September 30, 2014.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	35	$3,440	Long	12/14	$(32)
Mini MSCI EAFE Index	29	2,668	Long	12/14	(72)

Total					$(104)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.4%
Energy	20.2
Financials	5.5
Industrials	35.8
Telecommunication Services	1.7
Utilities	31.4

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	37.3%
Euro	31.3
Australian Dollar	9.9
Canadian Dollar	5.9
Japanese Yen	5.6
All other currencies less than 5%	10.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Bermuda	$7,870		$–		$–	$7,870
Brazil	19,256		–		–	19,256
Canada	82,385		–		–	82,385
Mexico	1,893		–		–	1,893
United States	405,007		–		–	405,007
All Other Countries	–		781,742	(1)	–	781,742
Master Limited Partnerships	99,354	(1)	–		–	99,354
Preferred Stocks	2,505	(1)				2,505
Investment Companies	18,326		–		–	18,326
Short-Term Investments	–		1,720		–	1,720
Total Investments	$636,596		$783,462		$–	$1,420,058

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(104)		$–		$–	$(104)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.9%

Australia – 6.9%

BGP Holdings PLC (1)*	3,277,404	$ –

Dexus Property Group	7,178,954	6,982

Federation Centres	1,171,400	2,647

Goodman Group	908,855	4,098

Investa Office Fund	2,161,848	6,326

Mirvac Group	6,278,110	9,459

Scentre Group *	5,385,038	15,421

Stockland	1,095,048	3,781

Westfield Corp. *	1,615,517	10,507
		59,221

Canada – 2.5%

Allied Properties Real Estate Investment Trust	204,300	6,235

Boardwalk Real Estate Investment Trust	126,600	7,789

Canadian Real Estate Investment Trust	29,900	1,295

H&R Real Estate Investment Trust	307,900	6,010
		21,329

Finland – 0.4%

Citycon OYJ	1,106,562	3,689

France – 2.6%

ICADE	14,224	1,199

Klepierre	227,501	9,952

Mercialys S.A.	56,540	1,233

Unibail-Rodamco S.E.	37,622	9,661
		22,045

Germany – 2.2%

alstria office REIT-A.G. *	343,613	4,209

Deutsche Annington Immobilien S.E.	255,702	7,394

GAGFAH S.A. *	163,940	3,045

LEG Immobilien A.G. *	62,170	4,307
		18,955

Hong Kong – 6.2%

Hang Lung Properties Ltd.	418,900	1,190

Hongkong Land Holdings Ltd.	1,525,570	10,354

Hysan Development Co. Ltd.	1,307,000	6,046

Link REIT (The)	1,078,695	6,217

New World Development Co. Ltd.	2,057,600	2,399

Sun Hung Kai Properties Ltd.	1,672,200	23,660

Swire Properties Ltd.	849,000	2,649
		52,515

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.9% – continued

Italy – 0.3%

Beni Stabili S.p.A.	4,308,656	$3,020

Japan – 10.2%

GLP J-REIT	7,469	8,624

Japan Hotel REIT Investment Corp.	1,303	794

Japan Real Estate Investment Corp.	670	3,446

Japan Retail Fund Investment Corp.	2,089	4,206

Kenedix Office Investment Corp.	1,015	5,457

Mitsubishi Estate Co. Ltd.	784,871	17,682

Mitsui Fudosan Co. Ltd.	902,484	27,675

Mori Hills REIT Investment Corp.	3,110	4,323

Nippon Prologis REIT, Inc.	789	1,832

Nomura Real Estate Holdings, Inc.	92,000	1,582

NTT Urban Development Corp.	123,000	1,295

Orix JREIT, Inc.	1,037	1,305

Sumitomo Realty & Development Co. Ltd.	172,800	6,156

Tokyo Tatemono Co. Ltd.	78,900	639

United Urban Investment Corp.	1,257	1,929
		86,945

Mexico – 0.8%

Concentradora Fibra Hotelera Mexicana S.A. de C.V.	1,503,427	2,622

Prologis Property Mexico S.A. de C.V. *	1,909,600	4,015
		6,637

Netherlands – 0.5%

Corio N.V.	19,640	961

Eurocommercial Properties N.V. - CVA	29,034	1,279

Nieuwe Steen Investments N.V.	353,560	1,855
		4,095

Singapore – 2.6%

CapitaCommercial Trust	4,908,000	6,137

CapitaLand Ltd.	941,500	2,359

Global Logistic Properties Ltd.	1,821,900	3,866

Mapletree Commercial Trust	1,707,000	1,887

Suntec Real Estate Investment Trust	5,483,200	7,566
		21,815

Sweden – 0.4%

Castellum AB	121,489	1,842

Fabege AB	25,000	317

Hufvudstaden AB, Class A	97,082	1,206
		3,365

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.9% – continued

Switzerland – 0.2%

PSP Swiss Property A.G. (Registered) *	19,034	$1,596

United Kingdom – 6.1%

British Land (The) Co. PLC	1,594,794	18,106

Derwent London PLC	77,110	3,397

Great Portland Estates PLC	887,439	9,189

Hammerson PLC	410,390	3,815

Land Securities Group PLC	396,677	6,658

Safestore Holdings PLC	298,600	1,036

Segro PLC	1,568,390	9,195

UNITE Group (The) PLC	91,208	627
		52,023

United States – 52.0%

American Campus Communities, Inc.	203,670	7,424

American Realty Capital Properties, Inc.	936,928	11,299

American Residential Properties, Inc. *	170,060	3,119

Apartment Investment & Management Co., Class A	196,102	6,240

AvalonBay Communities, Inc.	111,399	15,704

BioMed Realty Trust, Inc.	127,400	2,573

Boston Properties, Inc.	125,226	14,496

Brandywine Realty Trust	455,972	6,416

Brixmor Property Group, Inc.	71,800	1,598

Camden Property Trust	73,014	5,004

CBL & Associates Properties, Inc.	115,124	2,061

Cousins Properties, Inc.	113,060	1,351

CyrusOne, Inc.	127,514	3,065

DCT Industrial Trust, Inc.	991,257	7,444

DDR Corp.	614,950	10,288

DiamondRock Hospitality Co.	331,360	4,202

Douglas Emmett, Inc.	228,642	5,869

Duke Realty Corp.	569,020	9,776

Equity Commonwealth	151,067	3,884

Equity Residential	307,900	18,961

Essex Property Trust, Inc.	54,543	9,750

First Industrial Realty Trust, Inc.	107,147	1,812

General Growth Properties, Inc.	589,088	13,873

Gramercy Property Trust, Inc.	804,966	4,637

Health Care REIT, Inc.	385,887	24,068

Healthcare Realty Trust, Inc.	190,261	4,505

Healthcare Trust of America, Inc., Class A	427,271	4,956

Highwoods Properties, Inc.	214,479	8,343

Hilton Worldwide Holdings, Inc.*	89,000	2,192

Host Hotels & Resorts, Inc.	934,608	19,935

Kilroy Realty Corp.	166,966	9,924

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.9% – continued

United States – 52.0% – continued

Kimco Realty Corp.	283,315	$6,207

Kite Realty Group Trust	157,927	3,828

Lexington Realty Trust	179,000	1,752

Liberty Property Trust	66,000	2,195

Macerich (The) Co.	55,521	3,544

Pebblebrook Hotel Trust	158,393	5,914

Post Properties, Inc.	172,413	8,852

Prologis, Inc.	459,628	17,328

PS Business Parks, Inc.	55,121	4,197

Public Storage	71,495	11,857

Ramco-Gershenson Properties Trust	287,063	4,665

Regency Centers Corp.	87,601	4,716

RLJ Lodging Trust	210,616	5,996

Simon Property Group, Inc.	235,306	38,689

SL Green Realty Corp.	98,914	10,022

Spirit Realty Capital, Inc.	813,421	8,923

Starwood Hotels & Resorts Worldwide, Inc.	25,606	2,131

Strategic Hotels & Resorts, Inc. *	581,428	6,774

Sun Communities, Inc.	37,400	1,889

Sunstone Hotel Investors, Inc.	116,800	1,614

Tanger Factory Outlet Centers, Inc.	29,540	967

Taubman Centers, Inc.	120,487	8,796

UDR, Inc.	576,111	15,699

Ventas, Inc.	76,147	4,717

Vornado Realty Trust	111,999	11,195

Washington Real Estate Investment Trust	253,919	6,444
		443,680
Total Common Stocks (2)
(Cost $715,095)		800,930

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.7%

United States – 0.7%

Forest City Enterprises, Inc., 3.63%, 8/15/20	$5,318	$5,474
Total Convertible Bonds
(Cost $5,585)		5,474

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Italy – 0.0%

Beni Stabili S.p.A *	4,308,656	$90
Total Rights
(Cost $–)		90

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Hong Kong – 0.0%

Sun Hung Kai Properties Ltd., Exp. 4/22/16, Strike $98.6 *	33,266	$55
Total Warrants (2)
(Cost $–)		55

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.0%

iShares US Real Estate ETF	58,321	$4,036

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	38,285,925	38,286
Total Investment Companies
(Cost $42,607)		42,322

Total Investments – 99.6%
(Cost $763,287)		848,871

Other Assets less Liabilities – 0.4%		3,786
NET ASSETS – 100.0%		$852,657

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $27,968,000 with net purchases of approximately $10,318,000 during the six months ended September 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	10.3%
Diversified REITs	14.9
Health Care REITs	4.7
Hotel & Resort REITs	5.9
Hotels, Resorts & Cruise Lines	0.5
Industrial REITs	6.7
Office REITs	15.3
Real Estate Operating Companies	6.6
Residential REITs	12.4
Retail REITs	20.6
Specialized REITs	2.1

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	57.2%
Japanese Yen	10.7
Australian Dollar	7.3
Britain Pound	6.4
Euro	6.4
Hong Kong Dollar	5.2
All other currencies less than 5%	6.8

Total	100.0%

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Canada	$21,329		$–		$–	$21,329
Mexico	6,637		–		–	6,637
United States	443,680		–		–	443,680
All Other Countries	–		329,284	(1)	–	329,284
Convertible Bonds	–		5,474	(1)	–	5,474
Rights	90	(1)	–		–	90
Warrants	55	(1)	–		–	55
Investment Companies	42,322		–		–	42,322
Total Investments	$514,113		$334,758		$–	$848,871

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8%

Australia – 1.6%

Australia & New Zealand Banking Group Ltd.	601,579	$16,255

Beach Energy Ltd.	4,104,797	5,069

BHP Billiton Ltd. ADR	117,316	6,907

CSL Ltd.	70,311	4,557

Flight Centre Travel Group Ltd.	19,703	735

REA Group Ltd.	27,132	1,022

Telstra Corp. Ltd.	1,284,196	5,941
		40,486

Austria – 0.9%

Conwert Immobilien Invest S.E. *	332,597	3,780

Erste Group Bank A.G.	402,516	9,175

Schoeller-Bleckmann Oilfield Equipment A.G.	92,861	9,060
		22,015

Belgium – 0.6%

Anheuser-Busch InBev N.V.	121,260	13,451

Telenet Group Holding N.V. *	16,245	933
		14,384

Bermuda – 0.5%

Everest Re Group Ltd.	74,985	12,148

Brazil – 1.7%

AMBEV S.A. ADR	746,068	4,887

Banco do Brasil S.A.	520,100	5,410

BB Seguridade Participacoes S.A.	325,100	4,289

CETIP S.A. - Mercados Organizados	70,100	870

Cia de Saneamento Basico do Estado de Sao Paulo ADR *	1,171,000	9,497

Cielo S.A.	191,600	3,118

Embraer S.A. ADR	115,630	4,535

Kroton Educacional S.A.	354,800	2,229

Vale S.A. ADR	887,200	9,768
		44,603

Canada – 4.3%

Alimentation Couche Tard, Inc., Class B	131,960	4,219

Barrick Gold Corp.	116,905	1,714

Brookfield Asset Management, Inc., Class A	72,156	3,244

Canadian National Railway Co.	72,408	5,138

Canadian Natural Resources Ltd.	177,177	6,883

Canadian Pacific Railway Ltd.	23,765	4,931

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

Canada – 4.3% – continued

CI Financial Corp.	88,741	$2,676

Dollarama, Inc.	11,887	1,008

Enbridge, Inc.	132,327	6,334

Encana Corp.	89,649	1,904

Kinross Gold Corp. *	524,020	1,741

Magna International, Inc.	56,500	5,362

Manulife Financial Corp.	609,200	11,727

Methanex Corp.	72,700	4,856

Open Text Corp.	109,761	6,083

Peyto Exploration & Development Corp.	44,962	1,419

Potash Corp. of Saskatchewan, Inc.	14,942	517

Potash Corp. of Saskatchewan, Inc. (New York Exchange)	93,859	3,244

Rogers Communications, Inc., Class B	104,012	3,892

Saputo, Inc.	87,032	2,435

Suncor Energy, Inc.	214,300	7,755

Talisman Energy, Inc.	560,630	4,851

Toronto-Dominion Bank (The)	110,413	5,449

Toronto-Dominion Bank (The) (New York Exchange)	228,800	11,300

Yamana Gold, Inc.	207,610	1,246
		109,928

China – 3.8%

Alibaba Group Holding Ltd. ADR *	10,785	958

Anhui Conch Cement Co. Ltd., Class H	5,318,700	16,996

Baidu, Inc. ADR *	14,761	3,221

China Construction Bank Corp., Class H	15,145,200	10,624

China Oilfield Services Ltd., Class H	4,209,700	11,122

China Petroleum & Chemical Corp., Class H	11,563,100	10,118

China Shipping Container Lines Co. Ltd., Class H *	14,949,000	4,011

Dongfeng Motor Group Co. Ltd., Class H	562,000	925

ENN Energy Holdings Ltd.	300,000	1,963

Industrial & Commercial Bank of China Ltd., Class H	7,499,000	4,680

Lenovo Group Ltd.	2,356,000	3,510

Mindray Medical International Ltd. ADR	229,407	6,919

Ping An Insurance Group Co. of China Ltd., Class H	268,500	2,019

Qihoo 360 Technology Co. Ltd. ADR *	11,033	744

Sihuan Pharmaceutical Holdings Group Ltd.	1,594,000	1,195

Tencent Holdings Ltd.	286,300	4,262

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

China – 3.8% – continued

Vipshop Holdings Ltd. ADR *	12,268	$2,319

Weichai Power Co. Ltd., Class H	2,148,000	7,743

WuXi PharmaTech Cayman, Inc. ADR *	43,278	1,516

YY, Inc. ADR *	14,950	1,120
		95,965

Czech Republic – 0.2%

Komercni Banka A.S.	21,770	5,184

Denmark – 1.4%

Carlsberg A/S, Class B	113,500	10,069

Coloplast A/S, Class B	27,743	2,322

GN Store Nord A/S	76,176	1,677

Novo Nordisk A/S, Class B	435,908	20,770
		34,838

Finland – 0.5%

Kone OYJ, Class B	73,580	2,953

Sampo OYJ, Class A	204,278	9,894
		12,847

France – 7.7%

Accor S.A.	96,377	4,254

Air Liquide S.A.	27,642	3,361

AXA S.A.	848,214	20,889

BNP Paribas S.A.	91,326	6,039

Bollore S.A.	1,588	900

Cap Gemini S.A.	80,527	5,768

Carrefour S.A.	102,974	3,173

Cie de St-Gobain	143,993	6,559

Danone S.A.	194,384	12,977

Dassault Systemes S.A.	25,363	1,623

Essilor International S.A.	107,118	11,710

Eurofins Scientific S.E.	5,194	1,339

Hermes International	2,930	875

JCDecaux S.A.	89,181	2,814

Legrand S.A.	114,341	5,931

L’Oreal S.A.	64,234	10,173

LVMH Moet Hennessy Louis Vuitton S.A.	35,910	5,821

Orange S.A.	387,676	5,808

Pernod Ricard S.A.	80,224	9,067

Peugeot S.A. *	109,254	1,396

Plastic Omnium S.A.	33,565	800

Publicis Groupe S.A.	12,936	887

Sanofi	205,270	23,158

Schneider Electric S.E.	170,967	13,073

Societe Generale S.A.	132,990	6,760

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

France – 7.7% – continued

Sodexo	63,738	$6,221

Technip S.A.	10,682	896

Total S.A.	109,410	7,071

Unibail-Rodamco S.E.	45,390	11,656

Valeo S.A.	26,010	2,885

Vinci S.A.	30,436	1,762

Zodiac Aerospace	29,086	928
		196,574

Germany – 5.3%

adidas A.G.	65,060	4,866

Allianz S.E. (Registered)	67,589	10,950

BASF S.E.	48,448	4,444

Bayer A.G. (Registered)	63,144	8,844

Bayerische Motoren Werke A.G.	39,045	4,192

Brenntag A.G.	34,051	1,672

Continental A.G.	27,966	5,317

Daimler A.G. (Registered)	145,924	11,192

Deutsche Annington Immobilien S.E.	35,198	1,018

Deutsche Boerse A.G.	212,713	14,361

Deutsche Wohnen A.G. (Bearer)	44,614	953

E.ON S.E.	215,340	3,942

Fielmann A.G.	14,712	902

Fresenius Medical Care A.G. & Co. KGaA	46,110	3,220

Fresenius S.E. & Co. KGaA	88,544	4,381

GAGFAH S.A. *	51,303	953

Infineon Technologies A.G.	231,561	2,397

Linde A.G.	50,700	9,743

MorphoSys A.G. *	11,271	1,105

ProSiebenSat.1 Media A.G. (Registered)	72,741	2,895

SAP S.E.	159,685	11,515

Siemens A.G. (Registered)	150,107	17,891

Symrise A.G.	105,085	5,586

Volkswagen A.G.	3,982	826

Wirecard A.G.	52,564	1,942
		135,107

Hong Kong – 2.2%

AIA Group Ltd.	1,421,200	7,335

BOC Hong Kong Holdings Ltd.	3,723,100	11,879

Brilliance China Automotive Holdings Ltd.	536,000	937

Cheung Kong Holdings Ltd.	533,785	8,760

China High Precision Automation Group Ltd. *	982,000	10

China Mobile Ltd.	1,333,573	15,654

Hang Lung Properties Ltd.	516,000	1,466

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

Hong Kong – 2.2% – continued

Hong Kong Exchanges and Clearing Ltd.	68,900	$1,485

Orient Overseas International Ltd.	1,512,900	8,343

Techtronic Industries Co.	377,500	1,087
		56,956

India – 1.6%

HDFC Bank Ltd. ADR	125,014	5,823

ICICI Bank Ltd. ADR	439,810	21,595

Infosys Ltd. ADR	56,746	3,433

Tata Motors Ltd. ADR	202,105	8,834

WNS Holdings Ltd. ADR *	107,027	2,409
		42,094

Indonesia – 0.5%

Astra International Tbk PT	2,527,700	1,463

Bank Rakyat Indonesia Persero Tbk PT	7,099,100	6,032

Indofood Sukses Makmur Tbk PT	7,141,800	4,092
		11,587

Ireland – 2.5%

Covidien PLC	116,690	10,095

CRH PLC	300,426	6,829

Experian PLC	57,889	920

ICON PLC *	286,323	16,386

Shire PLC	258,615	22,352

Smurfit Kappa Group PLC	272,105	5,938

Smurfit Kappa Group PLC	70,922	1,554
		64,074

Israel – 1.3%

Check Point Software Technologies Ltd. *	56,495	3,912

Israel Chemicals Ltd.	716,800	5,155

Teva Pharmaceutical Industries Ltd. ADR	461,689	24,816
		33,883

Italy – 0.7%

Azimut Holding S.p.A.	49,275	1,236

Banca Generali S.p.A.	60,891	1,604

Intesa Sanpaolo S.p.A.	4,209,299	12,732

Pirelli & C. S.p.A.	239,376	3,305
		18,877

Japan – 13.6%

Amada Co. Ltd.	407,387	3,893

Asahi Group Holdings Ltd.	63,400	1,835

Asahi Kasei Corp.	586,000	4,762

Astellas Pharma, Inc.	470,000	7,005

Bank of Yokohama (The) Ltd.	1,579,221	8,693

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

Japan – 13.6% – continued

Daikin Industries Ltd.	100,600	$6,243

Daito Trust Construction Co. Ltd.	27,400	3,238

Denso Corp.	297,500	13,727

Dentsu, Inc.	114,000	4,345

FANUC Corp.	94,020	16,979

Fuji Heavy Industries Ltd.	230,400	7,627

Hitachi Ltd.	3,078,826	23,432

Hoya Corp.	129,800	4,363

Inpex Corp.	349,998	4,955

Isuzu Motors Ltd.	933,700	13,208

ITOCHU Corp.	250,400	3,062

Japan Display, Inc. *	437,824	2,121

Japan Tobacco, Inc.	263,203	8,567

Kao Corp.	117,700	4,591

Keyence Corp.	11,400	4,959

Komatsu Ltd.	463,600	10,731

Kyowa Hakko Kirin Co. Ltd.	345,117	4,237

LIXIL Group Corp.	60,400	1,291

M3, Inc.	66,500	1,068

Minebea Co. Ltd.	150,343	2,053

Mitsubishi Corp.	382,954	7,849

Mitsubishi Estate Co. Ltd.	9,000	203

Mitsubishi UFJ Financial Group, Inc.	2,089,015	11,825

Mitsui & Co. Ltd.	696,200	10,986

Mizuho Financial Group, Inc.	5,347,200	9,557

MS&AD Insurance Group Holdings, Inc.	290,816	6,352

Murata Manufacturing Co. Ltd.	50,600	5,759

Nidec Corp.	40,400	2,735

Nintendo Co. Ltd.	31,836	3,465

Nippon Paint Holdings Co. Ltd.	74,000	1,667

Nippon Steel & Sumitomo Metal Corp.	2,382,900	6,190

Nitori Holdings Co. Ltd.	32,600	2,020

Nitto Denko Corp.	102,400	5,621

Omron Corp.	66,000	3,001

ORIX Corp.	465,300	6,426

Otsuka Corp.	22,400	891

Ryohin Keikaku Co. Ltd.	14,300	1,705

SCSK Corp.	35,000	941

Secom Co. Ltd.	218,500	13,028

Seiko Epson Corp.	37,700	1,813

SMC Corp.	63,955	17,661

Sompo Japan Nipponkoa Holdings, Inc.	116,949	2,842

Start Today Co. Ltd.	53,900	1,167

Sugi Holdings Co. Ltd.	47,145	1,980

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

Japan – 13.6% – continued

Sumitomo Mitsui Financial Group, Inc.	204,500	$8,345

Sumitomo Mitsui Trust Holdings, Inc.	1,954,201	8,143

Sumitomo Realty & Development Co. Ltd.	99,000	3,527

Suruga Bank Ltd.	147,000	2,932

Suzuki Motor Corp.	258,715	8,585

Sysmex Corp.	66,700	2,682

Tadano Ltd.	18,000	330

Temp Holdings Co. Ltd.	29,200	887

THK Co. Ltd.	176,879	4,408

Tokio Marine Holdings, Inc.	402,316	12,493

Tsuruha Holdings, Inc.	24,200	1,347
		346,348

Malaysia – 0.2%

Genting Bhd.	1,371,800	3,968

Mexico – 0.4%

Arca Continental S.A.B. de C.V.	134,016	920

Cemex S.A.B. de C.V., Series CPO *	707,400	922

Fibra Uno Administracion S.A. de C.V.	459,500	1,512

Grupo Televisa S.A.B. ADR	227,078	7,693
		11,047

Netherlands – 2.7%

Core Laboratories N.V.	104,919	15,355

Heineken N.V.	224,348	16,755

ING Groep N.V. - CVA *	219,920	3,128

NXP Semiconductor N.V. *	72,008	4,928

Royal Dutch Shell PLC, Class A	737,462	28,148
		68,314

New Zealand – 0.0%

Ryman Healthcare Ltd.	122,843	749

Norway – 2.1%

DNB ASA	729,293	13,639

Gjensidige Forsikring ASA	54,765	1,158

Norsk Hydro ASA	1,263,117	7,037

Statoil ASA	412,500	11,223

Statoil ASA ADR	334,423	9,083

Telenor ASA	467,344	10,255
		52,395

Peru – 0.1%

Credicorp Ltd.	16,173	2,481

Russia – 0.7%

Lukoil OAO ADR	193,500	9,849

Mobile Telesystems OJSC ADR	289,100	4,319

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

Russia – 0.7% – continued

Sberbank of Russia ADR	615,210	$4,841
		19,009

Singapore – 1.7%

Biosensors International Group Ltd. *	3,850,790	2,173

DBS Group Holdings Ltd.	508,000	7,324

Golden Agri-Resources Ltd.	34,917,242	14,077

United Overseas Bank Ltd.	1,087,002	19,047
		42,621

South Africa – 1.0%

Bidvest Group Ltd.	59,573	1,505

MTN Group Ltd.	315,505	6,649

Sasol Ltd. ADR	311,100	16,952
		25,106

South Korea – 1.2%

Coway Co. Ltd.	13,757	1,095

Hyundai Mobis Co. Ltd.	30,502	7,433

Hyundai Motor Co.	16,530	2,981

KB Financial Group, Inc. ADR	41,510	1,503

NAVER Corp.	2,116	1,604

POSCO	22,290	6,832

Samsung Electronics Co. Ltd.	4,729	5,294

Samsung Electronics Co. Ltd. GDR (London Exchange) (1)(2)	2,189	1,223

Samsung Electronics Co. Ltd. GDR (OTC Exchange) (1)(2)	2,791	1,566

SK Hynix, Inc. *	49,970	2,212
		31,743

Spain – 2.3%

Abertis Infraestructuras S.A.	108,933	2,144

Amadeus IT Holding S.A., Class A	414,028	15,422

Banco Bilbao Vizcaya Argentaria S.A.	1,731,178	20,736

Banco Santander S.A.	873,584	8,357

Bankinter S.A.	371,943	3,126

Grifols S.A.	33,829	1,376

Inditex S.A.	33,443	921

Mapfre S.A.	277,283	979

Repsol S.A.	216,960	5,135
		58,196

Sweden – 2.3%

Atlas Copco AB, Class A	506,674	14,483

Getinge AB, Class B	376,136	9,463

Hennes & Mauritz AB, Class B	51,600	2,141

Hexagon AB, Class B	28,966	916

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

Sweden – 2.3% – continued

Hexpol AB	10,274	$818

Intrum Justitia AB	31,945	898

Investor AB, Class B	208,591	7,338

Sandvik AB	317,686	3,563

Svenska Cellulosa AB S.C.A., Class B	250,900	5,966

Swedbank AB, Class A	130,173	3,261

Telefonaktiebolaget LM Ericsson, Class B	393,901	4,972

Volvo AB, Class B	526,311	5,682
		59,501

Switzerland – 8.6%

ABB Ltd. (Registered) *	349,267	7,815

Actelion Ltd. (Registered) *	33,027	3,872

Adecco S.A. (Registered) *	30,522	2,059

Burckhardt Compression Holding A.G.	1,624	750

Cie Financiere Richemont S.A. (Registered)	110,200	9,031

Clariant A.G. (Registered) *	154,257	2,630

Credit Suisse Group A.G. ADR *	217,071	6,000

Foster Wheeler A.G.	125,295	3,962

Geberit A.G. (Registered)	7,982	2,571

Holcim Ltd. (Registered) *	104,269	7,566

Nestle S.A. (Registered)	336,240	24,663

Novartis A.G. (Registered)	358,655	33,777

Novartis A.G. ADR	126,314	11,890

Partners Group Holding A.G.	14,394	3,791

Roche Holding A.G. (Genusschein)	155,127	45,933

Sika A.G. (Bearer)	267	922

Sonova Holding A.G. (Registered)	16,291	2,600

Straumann Holding A.G. (Registered)	4,843	1,098

Swatch Group (The) A.G. (Bearer)	13,968	6,618

Syngenta A.G. (Registered)	20,448	6,490

Transocean Ltd.	190,439	6,088

UBS A.G. (Registered) *	722,099	12,529

Zurich Insurance Group A.G. *	56,214	16,716
		219,371

Taiwan – 1.0%

Advanced Semiconductor Engineering, Inc.	9,375,415	10,944

Delta Electronics, Inc.	93,000	587

Fubon Financial Holding Co. Ltd.	1,676,000	2,569

Largan Precision Co. Ltd.	16,000	1,142

MediaTek, Inc.	129,000	1,911

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	442,489	8,929
		26,082

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

Thailand – 0.1%

Kasikornbank PCL (Registered)	230,400	$1,668

Turkey – 0.7%

Akbank T.A.S.	1,914,240	6,230

KOC Holding A.S. ADR	257,100	5,934

Turkiye Garanti Bankasi A.S.	1,609,816	5,648
		17,812

United Arab Emirates – 0.1%

Dragon Oil PLC	171,910	1,662

Emaar Properties PJSC	559,457	1,753
		3,415

United Kingdom – 15.4%

Anglo American PLC	203,296	4,527

ARM Holdings PLC ADR	397,761	17,378

Ashtead Group PLC	116,921	1,963

Babcock International Group PLC	184,946	3,258

BAE Systems PLC	1,508,744	11,529

Barclays PLC	1,546,475	5,697

BG Group PLC	647,122	11,904

BP PLC ADR	69,624	3,060

British Sky Broadcasting Group PLC	427,144	6,075

BT Group PLC	1,308,324	8,014

BTG PLC *	140,072	1,589

Bunzl PLC	118,814	3,087

Capita PLC	223,470	4,201

Centrica PLC	2,366,800	11,769

Compass Group PLC	219,941	3,552

Countrywide PLC	98,843	720

Derwent London PLC	20,787	916

Diageo PLC	1,109,488	32,080

easyJet PLC	190,740	4,373

Ensco PLC, Class A	97,500	4,028

Genel Energy PLC *	95,408	1,290

GlaxoSmithKline PLC	434,727	9,950

Glencore PLC *	3,833,170	21,209

Halma PLC	159,801	1,578

Hikma Pharmaceuticals PLC	32,727	917

Hiscox Ltd. *	93,848	958

HSBC Holdings PLC	2,171,282	22,098

HSBC Holdings PLC (Hong Kong Exchange)	86,526	885

IMI PLC	95,750	1,901

Imperial Tobacco Group PLC	270,600	11,640

InterContinental Hotels Group PLC	44,295	1,708

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.8% – continued

United Kingdom – 15.4% – continued

ITV PLC	1,871,328	$6,293

Lloyds Banking Group PLC *	13,106,641	16,241

Marks & Spencer Group PLC	732,800	4,787

Next PLC	34,365	3,679

Noble Corp. PLC	192,340	4,274

Pearson PLC	286,139	5,748

Persimmon PLC *	552,817	11,882

Provident Financial PLC	28,117	971

Prudential PLC	470,932	10,460

Reckitt Benckiser Group PLC	196,802	17,034

Rio Tinto PLC	270,301	13,271

Rio Tinto PLC ADR	169,322	8,327

Rolls-Royce Holdings PLC *	741,382	11,492

Sage Group (The) PLC	913,469	5,400

St. James’s Place PLC	68,053	800

Standard Chartered PLC	353,185	6,506

Subsea 7 S.A.	476,798	6,801

Tesco PLC	1,692,400	5,063

Unilever PLC	340,920	14,230

Vodafone Group PLC ADR	238,331	7,839

Whitbread PLC	62,407	4,201

Willis Group Holdings PLC	245,785	10,175

WPP PLC	251,143	5,023
		394,351

United States – 2.3%

Aon PLC	74,957	6,572

Axis Capital Holdings Ltd.	255,600	12,098

Carnival Corp.	401,124	16,113

Freeport-McMoRan, Inc.	266,023	8,686

Genpact Ltd. *	196,880	3,213

Philip Morris International, Inc.	81,600	6,805

RenaissanceRe Holdings Ltd.	62,100	6,209
		59,696
Total Common Stocks (3)
(Cost $2,089,211)		2,395,423

PREFERRED STOCKS – 2.4%

Brazil – 1.3%

Banco Bradesco S.A.	254,050	3,633

Banco Bradesco S.A. ADR	1,038,732	14,802

Cia Paranaense de Energia ADR	669,400	9,151

Itau Unibanco Holding S.A.	160,180	2,234

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 2.4% – continued

Brazil – 1.3% – continued

Itau Unibanco Holding S.A. ADR	253,485	$3,518
		33,338

Colombia – 0.2%

Bancolombia S.A. ADR	105,221	5,968

Germany – 0.9%

Henkel A.G. & Co. KGaA	43,388	4,333

Volkswagen A.G.	83,697	17,376
		21,709
Total Preferred Stocks (3)
(Cost $64,229)		61,015

RIGHTS – 0.0%

Spain – 0.0%

Banco Bilbao Vizcaya Argentaria S.A.*	1,765,499	176
Total Rights (3)
(Cost $179)		176

INVESTMENT COMPANIES – 2.8%

iShares MSCI United Kingdom ETF	192,168	3,724

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)(5)	67,414,883	67,415
Total Investment Companies (3)
(Cost $70,638)		71,139

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.0%

U.S. Treasury Bill, 0.04%, 10/2/14 (6)	$200	$200
Total Short-Term Investments
(Cost $200)		200

Total Investments – 99.0%
(Cost $2,224,457)		2,527,953

Other Assets less Liabilities – 1.0%		25,940
NET ASSETS – 100.0%		$2,553,893

(1)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $2,789,000 or 0.11% of net assets. Additional information on each restricted illiquid security is as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Samsung Electronics Co. Ltd. GDR (London Exchange)	8/29/14-9/17/14	$1,320

Samsung Electronics Co. Ltd. GDR (OTC Exchange)	8/27/14-9/18/14	1,671

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $102,726,000 with net sales of approximately $35,311,000 during the six months ended September 30, 2014.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Mini MSCI EAFE Index	296	$27,228	Long	12/14	$38

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	10.0
Energy	8.6
Financials	26.3
Health Care	12.5
Industrials	11.5
Information Technology	8.0
Materials	8.0
Telecommunication Services	2.8
Utilities	1.5

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	21.5%
United States Dollar	20.9
British Pound	14.4
Japanese Yen	14.1
Swiss Franc	7.8
Hong Kong Dollar	5.6
All other currencies less than 5%	15.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$6,907	$33,579		$–	$40,486
Bermuda	12,148	–		–	12,148
Brazil	44,603	–		–	44,603
Canada	109,928	–		–	109,928
China	16,797	79,168		–	95,965
Hong Kong	–	56,946		10	56,956
India	42,094	–		–	42,094
Ireland	26,481	37,593		–	64,074
Israel	28,727	5,156		–	33,883
Mexico	11,047	–		–	11,047
Netherlands	20,283	48,031		–	68,314
Norway	9,083	43,312		–	52,395
Peru	2,481	–		–	2,481
Russia	19,009	–		–	19,009
South Africa	16,952	8,154		–	25,106
South Korea	1,503	30,240		–	31,743
Switzerland	27,940	191,431		–	219,371
Taiwan	8,929	17,153		–	26,082
Turkey	5,934	11,878		–	17,812
United Kingdom	55,081	339,270		–	394,351
United States	59,696	–		–	59,696
All Other Countries	–	967,879	(1)	–	967,879

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks
Germany	$–		$21,709	$–	$21,709
All Other Countries	39,306	(1)	–	–	39,306
Rights	176	(1)	–	–	176
Investment Companies	71,139		–	–	71,139
Short-Term Investments	–		200	–	200
Total Investments	$636,244		$1,891,699	$10	$2,527,953

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$38		$–	$–	$38

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)
Common Stocks
Hong Kong	$10	$–	$–	$–	$–	$–	$–	$10	$–

The Fund valued the securities included in the balance as of 9/30/14 above using prices provided by the Asset Management PVC.

	FAIR VALUE AT 9/30/14 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$10	Consensus Pricing	Distressed/ Defaulted Market Discount, Estimated Recovery Value

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1%

Aerospace & Defense – 3.2%

Boeing (The) Co.	19,065	$2,428

Northrop Grumman Corp.	67,300	8,867

Precision Castparts Corp.	10,005	2,370

Raytheon Co.	53,400	5,427

		19,092

Apparel & Textile Products – 3.0%

Michael Kors Holdings Ltd. *	99,301	7,089

NIKE, Inc., Class B	103,144	9,201

Under Armour, Inc., Class A *	30,799	2,128

		18,418

Automotive – 1.1%

Johnson Controls, Inc.	115,200	5,069

Tesla Motors, Inc. *	7,330	1,779

		6,848

Banking – 4.0%

Bank of America Corp.	367,300	6,262

BB&T Corp.	147,100	5,474

Citigroup, Inc.	105,300	5,457

JPMorgan Chase & Co.	90,700	5,464

SunTrust Banks, Inc.	44,400	1,688

		24,345

Biotechnology & Pharmaceuticals – 12.8%

Actavis PLC *	9,431	2,275

Alexion Pharmaceuticals, Inc. *	16,438	2,726

Allergan, Inc.	8,004	1,426

Biogen Idec, Inc. *	28,969	9,583

Bristol-Myers Squibb Co.	52,123	2,668

Celgene Corp. *	90,470	8,575

Eli Lilly & Co.	92,300	5,986

Gilead Sciences, Inc. *	84,883	9,036

Johnson & Johnson	50,000	5,329

Merck & Co., Inc.	219,669	13,022

Novo Nordisk A/S ADR	60,993	2,904

Pfizer, Inc.	378,465	11,191

Vertex Pharmaceuticals, Inc. *	22,417	2,518

		77,239

Chemicals – 1.6%

BASF S.E. ADR	17,100	1,566

E.I. du Pont de Nemours & Co.	74,600	5,353

Monsanto Co.	23,499	2,644

		9,563

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Consumer Products – 6.4%

Archer-Daniels-Midland Co.	106,000	$5,417

Coca-Cola (The) Co.	20,000	853

ConAgra Foods, Inc.	47,400	1,566

Estee Lauder (The) Cos., Inc., Class A	79,283	5,924

Herbalife Ltd.	124,476	5,446

Kraft Foods Group, Inc.	93,900	5,296

Mondelez International, Inc., Class A	203,855	6,985

Philip Morris International, Inc.	70,600	5,888

Tyson Foods, Inc., Class A	42,000	1,653

		39,028

Electrical Equipment – 0.2%

TE Connectivity Ltd.	24,300	1,344

Engineering & Construction Services – 0.9%

Fluor Corp.	20,200	1,349

KBR, Inc.	205,300	3,866

		5,215

Gaming, Lodging & Restaurants – 1.2%

Chipotle Mexican Grill, Inc. *	2,673	1,782

Dunkin’ Brands Group, Inc.	24,046	1,078

Las Vegas Sands Corp.	11,944	743

Marriott International, Inc., Class A	28,565	1,996

Starbucks Corp.	23,640	1,784

		7,383

Hardware – 4.7%

Apple, Inc.	139,632	14,068

Cisco Systems, Inc.	216,300	5,444

EMC Corp.	203,786	5,963

Hewlett-Packard Co.	85,000	3,015

		28,490

Health Care Facilities & Services – 3.7%

Cardinal Health, Inc.	70,300	5,267

Express Scripts Holding Co. *	80,860	5,711

HCA Holdings, Inc. *	88,905	6,270

Quest Diagnostics, Inc.	88,800	5,388

		22,636

Home & Office Products – 0.4%

Lennar Corp., Class B	44,264	1,419

Tupperware Brands Corp.	18,100	1,250

		2,669

Institutional Financial Services – 1.5%

Bank of New York Mellon (The) Corp.	140,900	5,457

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Institutional Financial Services – 1.5% – continued

Goldman Sachs Group (The), Inc.	10,146	$1,862

Morgan Stanley	53,737	1,858

		9,177

Insurance – 4.5%

Allstate (The) Corp.	91,200	5,597

American International Group, Inc.	74,400	4,019

CNO Financial Group, Inc.	499,000	8,463

Marsh & McLennan Cos., Inc.	106,300	5,564

Voya Financial, Inc.	57,900	2,264

XL Group PLC	33,800	1,121

		27,028

Iron & Steel – 0.4%

Carpenter Technology Corp.	59,400	2,682

Machinery – 0.1%

Flowserve Corp.	9,900	698

Media – 6.9%

Aimia, Inc.	149,200	2,254

Comcast Corp., Class A	111,258	5,983

Discovery Communications, Inc., Class A *	18,751	709

Discovery Communications, Inc., Class C *	17,764	662

Facebook, Inc., Class A *	66,189	5,232

Google, Inc., Class A *	5,527	3,252

Google, Inc., Class C *	5,636	3,254

LinkedIn Corp., Class A *	12,576	2,613

Pandora Media, Inc. *	17,363	420

Priceline Group (The), Inc. *	2,530	2,931

TripAdvisor, Inc. *	14,738	1,347

Twenty-First Century Fox, Inc., Class A	62,510	2,144

Twitter, Inc. *	38,037	1,962

Walt Disney (The) Co.	96,256	8,570

Youku Tudou, Inc. ADR *	9,276	166

		41,499

Medical Equipment & Devices – 1.6%

Abbott Laboratories	48,036	1,998

Baxter International, Inc.	73,200	5,253

Illumina, Inc. *	13,371	2,192

		9,443

Metals & Mining – 0.3%

Alcoa, Inc.	110,700	1,781

Oil, Gas & Coal – 8.7%

BP PLC ADR	66,900	2,940

Chesapeake Energy Corp.	60,700	1,396

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Oil, Gas & Coal – 8.7% – continued

Chevron Corp.	41,700	$4,976

Concho Resources, Inc. *	15,337	1,923

ConocoPhillips	88,600	6,780

Ensco PLC, Class A	178,600	7,378

EOG Resources, Inc.	18,218	1,804

Exxon Mobil Corp.	33,000	3,104

Halliburton Co.	77,600	5,006

Marathon Oil Corp.	137,600	5,172

Occidental Petroleum Corp.	56,000	5,384

Royal Dutch Shell PLC ADR	41,100	3,129

Schlumberger Ltd.	33,072	3,363

		52,355

Real Estate Investment Trusts – 0.3%

American Tower Corp.	17,098	1,601

Retail – Consumer Staples – 3.8%

Costco Wholesale Corp.	70,867	8,881

CVS Health Corp.	146,237	11,639

Wal-Mart Stores, Inc.	34,600	2,646

		23,166

Retail – Discretionary – 6.6%

Alibaba Group Holding Ltd. ADR *	14,660	1,302

Amazon.com, Inc. *	11,959	3,856

eBay, Inc. *	108,137	6,124

Home Depot (The), Inc.	9,500	871

Inditex S.A. ADR	161,703	2,206

Lowe’s Cos., Inc.	100,900	5,340

Netflix, Inc. *	4,958	2,237

Nordstrom, Inc.	87,971	6,014

O’Reilly Automotive, Inc. *	9,728	1,463

Tiffany & Co.	17,648	1,700

TJX (The) Cos., Inc.	144,053	8,524

		39,637

Semiconductors – 3.0%

ARM Holdings PLC ADR	29,666	1,296

Broadcom Corp., Class A	132,800	5,368

Intel Corp.	161,700	5,630

QUALCOMM, Inc.	78,420	5,864

		18,158

Software – 5.9%

Adobe Systems, Inc. *	113,098	7,825

CA, Inc.	242,900	6,787

FireEye, Inc. *	22,176	678

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Software – 5.9% – continued

Microsoft Corp.	97,800	$4,534

Oracle Corp.	173,166	6,629

Red Hat, Inc. *	36,205	2,033

salesforce.com, Inc. *	42,931	2,470

Splunk, Inc. *	23,725	1,313

Tableau Software, Inc., Class A *	6,217	452

VMware, Inc., Class A *	17,423	1,635

Workday, Inc., Class A *	16,114	1,329

		35,685

Specialty Finance – 2.2%

Ally Financial, Inc. *	89,700	2,076

Cash America International, Inc.	24,200	1,060

MasterCard, Inc., Class A	76,165	5,630

Visa, Inc., Class A	15,150	3,232

Western Union (The) Co.	66,600	1,068

		13,066

Technology Services – 0.9%

Xerox Corp.	400,300	5,296

Telecom – 2.1%

AT&T, Inc.	151,100	5,325

Verizon Communications, Inc.	121,578	6,077

Vodafone Group PLC ADR	35,445	1,166

		12,568

Transportation & Logistics – 1.0%

Canadian Pacific Railway Ltd.	12,086	2,508

FedEx Corp.	7,700	1,243

Union Pacific Corp.	19,179	2,079

		5,830

Utilities – 2.2%

American Electric Power Co., Inc.	14,400	752

Edison International	94,800	5,301

Entergy Corp.	33,300	2,575

Exelon Corp.	108,800	3,709

NextEra Energy, Inc.	8,100	760

		13,097

Waste & Environment Services & Equipment – 0.9%

Waste Management, Inc.	119,900	5,699
Total Common Stocks
(Cost $410,573)		580,736

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	22,220,736	$22,221
Total Investment Companies
(Cost $22,221)		22,221

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 10/2/14 (3)	$955	$955
Total Short-Term Investments
(Cost $955)		955

Total Investments – 99.9%
(Cost $433,749)		603,912

Other Assets less Liabilities – 0.1%		459
NET ASSETS – 100.0%		$604,371

(1)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,790,000 with net purchases of approximately $10,431,000 during the six months ended September 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	112	$11,007	Long	12/14	$(33)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.9%
Consumer Staples	10.7
Energy	9.0
Financials	11.2
Health Care	18.8
Industrials	6.3
Information Technology	21.2
Materials	2.4
Telecommunication Services	2.2
Utilities	2.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$580,736	(1)	$ –	$ –	$580,736
Investment Companies	22,221		–	–	22,221
Short-Term Investments	–		955	–	955
Total Investments	$602,957		$955	$ –	$603,912

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(33)		$ –	$ –	$(33)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7%

Aerospace & Defense – 1.4%

Alliant Techsystems, Inc.	9,465	$1,208

Exelis, Inc.	79,700	1,318

Huntington Ingalls Industries, Inc.	13,000	1,355

L-3 Communications Holdings, Inc.	23,800	2,830

Northrop Grumman Corp.	18,400	2,425

Oshkosh Corp.	42,200	1,863

Raytheon Co.	14,400	1,463

		12,462

Apparel & Textile Products – 1.4%

Deckers Outdoor Corp. *	30,775	2,991

Hanesbrands, Inc.	22,900	2,460

Under Armour, Inc., Class A *	97,933	6,767

		12,218

Asset Management – 1.3%

Affiliated Managers Group, Inc. *	34,420	6,897

Invesco Ltd.	120,450	4,755

		11,652

Automotive – 1.5%

Autoliv, Inc.	13,100	1,204

Cooper Tire & Rubber Co.	91,000	2,612

Goodyear Tire & Rubber (The) Co.	62,100	1,402

Lear Corp.	16,500	1,426

Magna International, Inc.	31,385	2,979

TRW Automotive Holdings Corp. *	34,800	3,523

		13,146

Banking – 4.5%

Banco Latinoamericano de Comercio

Exterior S.A., Class E	43,400	1,331

East West Bancorp, Inc.	182,869	6,218

Fifth Third Bancorp	179,500	3,594

Huntington Bancshares, Inc.	321,200	3,125

KeyCorp	488,700	6,514

Regions Financial Corp.	388,200	3,897

Signature Bank *	53,013	5,941

SunTrust Banks, Inc.	52,280	1,988

Webster Financial Corp.	229,950	6,701

		39,309

Biotechnology & Pharmaceuticals – 1.2%

Mallinckrodt PLC *	18,905	1,704

Perrigo Co. PLC	44,746	6,721

United Therapeutics Corp. *	8,300	1,068

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Biotechnology & Pharmaceuticals – 1.2% – continued

USANA Health Sciences, Inc. *	11,500	$847

		10,340

Chemicals – 2.3%

Cabot Corp.	29,200	1,483

Celanese Corp., Series A	52,810	3,091

CF Industries Holdings, Inc.	6,200	1,731

Huntsman Corp.	299,550	7,785

Sigma-Aldrich Corp.	43,425	5,906

		19,996

Commercial Services – 0.6%

Manpowergroup, Inc.	21,095	1,479

RR Donnelley & Sons Co.	239,850	3,948

Vectrus, Inc. *	4,428	86

		5,513

Consumer Products – 4.4%

Archer-Daniels-Midland Co.	58,700	3,000

Church & Dwight Co., Inc.	79,536	5,580

ConAgra Foods, Inc.	51,500	1,702

Energizer Holdings, Inc.	10,400	1,281

Fresh Del Monte Produce, Inc.	42,800	1,365

Hain Celestial Group (The), Inc. *	70,042	7,169

JM Smucker (The) Co.	32,106	3,178

Molson Coors Brewing Co., Class B	61,995	4,615

Pinnacle Foods, Inc.	68,300	2,230

Tyson Foods, Inc., Class A	201,025	7,914

		38,034

Containers & Packaging – 0.5%

Graphic Packaging Holding Co. *	110,850	1,378

Owens-Illinois, Inc. *	38,300	998

Rock-Tenn Co., Class A	38,000	1,808

		4,184

Distributors – Discretionary – 1.6%

Fastenal Co.	81,906	3,678

Ingram Micro, Inc., Class A *	36,900	952

LKQ Corp. *	278,327	7,401

Tech Data Corp. *	31,200	1,836

		13,867

Electrical Equipment – 2.5%

AMETEK, Inc.	85,856	4,311

Amphenol Corp., Class A	79,311	7,920

Roper Industries, Inc.	22,986	3,362

TE Connectivity Ltd.	12,700	702

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Electrical Equipment – 2.5% – continued

Trimble Navigation Ltd. *	181,075	$5,523
		21,818

Engineering & Construction Services – 0.3%

AECOM Technology Corp. *	18,000	607

Quanta Services, Inc. *	28,975	1,052

Tutor Perini Corp. *	46,800	1,236
		2,895

Gaming, Lodging & Restaurants – 2.3%

Brinker International, Inc.	30,100	1,529

Chipotle Mexican Grill, Inc. *	10,334	6,888

MGM Resorts International *	58,425	1,331

Panera Bread Co., Class A *	26,540	4,319

Royal Caribbean Cruises Ltd.	58,725	3,952

Wendy’s (The) Co.	290,475	2,399
		20,418

Hardware – 3.5%

ARRIS Group, Inc. *	69,250	1,964

Brocade Communications Systems, Inc.	135,900	1,477

CommScope Holding Co., Inc. *	72,690	1,738

Corning, Inc.	108,700	2,102

F5 Networks, Inc. *	22,390	2,659

Harris Corp.	29,600	1,965

Lexmark International, Inc., Class A	52,200	2,219

NetApp, Inc.	52,150	2,240

Pitney Bowes, Inc.	84,375	2,109

Seagate Technology PLC	43,200	2,474

TiVo, Inc. *	239,000	3,058

Western Digital Corp.	62,670	6,099
		30,104

Health Care Facilities & Services – 3.8%

Aetna, Inc.	44,945	3,640

Catamaran Corp. *	97,916	4,127

Cigna Corp.	12,800	1,161

HCA Holdings, Inc. *	68,190	4,809

Laboratory Corp. of America Holdings *	20,255	2,061

MEDNAX, Inc. *	43,060	2,361

PAREXEL International Corp. *	96,233	6,071

Quintiles Transnational Holdings, Inc. *	49,390	2,755

Select Medical Holdings Corp.	111,600	1,343

Universal Health Services, Inc., Class B	16,340	1,707

WellPoint, Inc.	24,085	2,881
		32,916

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Home & Office Products – 0.8%

NACCO Industries, Inc., Class A	7,929	$394

Stanley Black & Decker, Inc.	34,395	3,054

Whirlpool Corp.	22,300	3,248
		6,696

Institutional Financial Services – 2.1%

Intercontinental Exchange, Inc.	30,440	5,938

Raymond James Financial, Inc.	202,711	10,861

State Street Corp.	15,500	1,141
		17,940

Insurance – 6.0%

Aflac, Inc.	13,700	798

Allied World Assurance Co. Holdings A.G.	72,250	2,662

Allstate (The) Corp.	55,200	3,388

American Financial Group, Inc.	39,700	2,298

Ameriprise Financial, Inc.	16,100	1,986

Aspen Insurance Holdings Ltd.	30,700	1,313

Assurant, Inc.	27,900	1,794

Brown & Brown, Inc.	132,191	4,250

Endurance Specialty Holdings Ltd.	23,200	1,280

Everest Re Group Ltd.	17,500	2,835

Hartford Financial Services Group (The), Inc.	143,025	5,328

HCC Insurance Holdings, Inc.	34,850	1,683

Lincoln National Corp.	127,300	6,821

Montpelier Re Holdings Ltd.	33,200	1,032

PartnerRe Ltd.	10,700	1,176

Principal Financial Group, Inc.	36,300	1,905

Unum Group	100,500	3,455

Validus Holdings Ltd.	32,200	1,260

Voya Financial, Inc.	124,775	4,879

XL Group PLC	59,575	1,976
		52,119

Iron & Steel – 0.7%

Allegheny Technologies, Inc.	58,765	2,180

Reliance Steel & Aluminum Co.	16,300	1,115

United States Steel Corp.	77,325	3,029
		6,324

Leisure Products – 0.8%

Polaris Industries, Inc.	48,901	7,325

Machinery – 2.3%

AGCO Corp.	67,400	3,064

Hyster-Yale Materials Handling, Inc.	15,858	1,136

IDEX Corp.	78,305	5,667

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Machinery – 2.3% – continued

ITT Corp.	85,495	$3,842

Middleby (The) Corp. *	71,798	6,327
		20,036

Manufactured Goods – 0.4%

Chart Industries, Inc. *	61,267	3,745

Media – 0.9%

Gannett Co., Inc.	125,475	3,723

Starz, Class A *	124,175	4,108
		7,831

Medical Equipment & Devices – 4.6%

Align Technology, Inc. *	97,383	5,033

Cooper (The) Cos., Inc.	30,151	4,696

CR Bard, Inc.	31,002	4,424

Hologic, Inc. *	145,525	3,541

IDEXX Laboratories, Inc. *	26,012	3,065

Myriad Genetics, Inc. *	17,600	679

Pall Corp.	47,597	3,984

Sirona Dental Systems, Inc. *	67,911	5,207

Varian Medical Systems, Inc. *	66,701	5,344

Zimmer Holdings, Inc.	44,425	4,467
		40,440

Metals & Mining – 1.1%

Alcoa, Inc.	325,350	5,235

Stillwater Mining Co. *	267,750	4,024
		9,259

Oil, Gas & Coal – 6.7%

Atwood Oceanics, Inc. *	26,300	1,149

Chesapeake Energy Corp.	38,425	883

Cimarex Energy Co.	34,410	4,354

Concho Resources, Inc. *	46,480	5,828

Encana Corp.	168,550	3,575

Helmerich & Payne, Inc.	15,700	1,536

Hess Corp.	28,200	2,660

Marathon Petroleum Corp.	33,400	2,828

Murphy Oil Corp.	59,000	3,358

Oceaneering International, Inc.	70,174	4,573

PBF Energy, Inc., Class A	113,400	2,721

Precision Drilling Corp.	502,775	5,425

Range Resources Corp.	60,062	4,073

SM Energy Co.	37,284	2,908

Superior Energy Services, Inc.	45,927	1,510

Tesoro Corp.	35,500	2,165

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Oil, Gas & Coal – 6.7% – continued

Valero Energy Corp.	52,800	$2,443

Weatherford International PLC *	112,925	2,349

Whiting Petroleum Corp. *	51,665	4,007
		58,345

Passenger Transportation – 0.7%

Alaska Air Group, Inc.	13,600	592

American Airlines Group, Inc.	75,285	2,671

Delta Air Lines, Inc.	64,350	2,326

SkyWest, Inc.	68,200	531
		6,120

Real Estate – 0.7%

CBRE Group, Inc., Class A *	189,300	5,630

Real Estate Investment Trusts – 5.8%

Annaly Capital Management, Inc.	137,500	1,469

Ashford Hospitality Prime, Inc.	13,005	198

Ashford Hospitality Trust, Inc.	91,900	939

AvalonBay Communities, Inc.	18,470	2,604

BioMed Realty Trust, Inc.	349,200	7,054

Brandywine Realty Trust	265,325	3,733

Capstead Mortgage Corp.	83,900	1,027

CBL & Associates Properties, Inc.	189,225	3,387

DuPont Fabros Technology, Inc.	172,950	4,677

Equity Commonwealth	54,900	1,411

Government Properties Income Trust	65,000	1,424

Hospitality Properties Trust	90,400	2,427

Inland Real Estate Corp.	80,238	795

Lexington Realty Trust	186,700	1,828

Liberty Property Trust	181,700	6,043

MFA Financial, Inc.	169,700	1,320

Omega Healthcare Investors, Inc.	85,500	2,923

PennyMac Mortgage Investment Trust	66,800	1,432

Sunstone Hotel Investors, Inc.	440,925	6,094
		50,785

Renewable Energy – 0.5%

First Solar, Inc. *	30,250	1,991

GT Advanced Technologies, Inc. *	215,900	2,338
		4,329

Retail – Consumer Staples – 0.5%

Kroger (The) Co.	51,700	2,689

Rite Aid Corp. *	317,175	1,535
		4,224

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Retail – Discretionary – 5.5%

American Eagle Outfitters, Inc.	221,475	$3,216

Beacon Roofing Supply, Inc. *	87,561	2,231

Copart, Inc. *	170,353	5,334

Dillard’s, Inc., Class A	14,500	1,580

DSW, Inc., Class A	132,507	3,990

Foot Locker, Inc.	61,150	3,403

GameStop Corp., Class A	34,700	1,430

Kohl’s Corp.	60,400	3,686

Macy’s, Inc.	122,450	7,124

O’Reilly Automotive, Inc. *	58,877	8,853

Tractor Supply Co.	119,032	7,322
		48,169

Semiconductors – 1.7%

Integrated Device Technology, Inc. *	88,800	1,416

Lam Research Corp.	21,070	1,574

Micron Technology, Inc. *	58,150	1,992

NXP Semiconductor N.V. *	36,780	2,517

ON Semiconductor Corp. *	329,200	2,943

Skyworks Solutions, Inc.	50,230	2,916

Vishay Intertechnology, Inc.	76,700	1,096
		14,454

Software – 5.5%

ANSYS, Inc. *	73,528	5,564

CA, Inc.	66,900	1,869

Cerner Corp. *	121,614	7,245

Check Point Software Technologies Ltd. *	30,430	2,107

CommVault Systems, Inc. *	45,866	2,312

Electronic Arts, Inc. *	80,465	2,865

Intuit, Inc.	81,156	7,113

Manhattan Associates, Inc. *	150,827	5,041

Red Hat, Inc. *	104,309	5,857

Tyler Technologies, Inc. *	53,546	4,733

Ultimate Software Group (The), Inc. *	25,761	3,645
		48,351

Specialty Finance – 2.6%

AerCap Holdings N.V. *	49,625	2,030

Aircastle Ltd.	47,200	772

Capital One Financial Corp.	14,200	1,159

CIT Group, Inc.	66,350	3,049

Discover Financial Services	59,805	3,851

Fiserv, Inc. *	116,654	7,540

GATX Corp.	78,245	4,567
		22,968

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Technology Services – 3.6%

Cognizant Technology Solutions Corp., Class A *	128,800	$5,766

Convergys Corp.	72,300	1,288

CoStar Group, Inc. *	27,401	4,262

Engility Holdings, Inc. *	9,449	295

Gartner, Inc. *	42,312	3,109

IHS, Inc., Class A *	51,010	6,386

Science Applications International Corp.	7,271	322

Sykes Enterprises, Inc. *	69,800	1,395

TeleTech Holdings, Inc. *	39,600	973

Verisk Analytics, Inc., Class A *	73,886	4,499

Xerox Corp.	251,800	3,331
		31,626

Telecom – 1.1%

Level 3 Communications, Inc. *	202,165	9,245

Spok Holdings, Inc.	41,200	536
		9,781

Transportation & Logistics – 1.4%

Con-way, Inc.	59,125	2,809

Genesee & Wyoming, Inc., Class A *	60,675	5,783

JB Hunt Transport Services, Inc.	49,468	3,663
		12,255

Transportation Equipment – 1.7%

Allison Transmission Holdings, Inc.	234,775	6,689

Trinity Industries, Inc.	43,245	2,020

Wabtec Corp.	77,840	6,308
		15,017

Utilities – 5.3%

Ameren Corp.	254,465	9,754

American Electric Power Co., Inc.	69,700	3,639

Atmos Energy Corp.	141,870	6,767

Avista Corp.	68,900	2,103

CMS Energy Corp.	93,375	2,769

DTE Energy Co.	45,070	3,429

Edison International	65,000	3,635

Entergy Corp.	51,129	3,954

NRG Energy, Inc.	63,800	1,945

Portland General Electric Co.	134,775	4,329

Public Service Enterprise Group, Inc.	104,200	3,880
		46,204

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Waste & Environment Service Equipment & Facilities – 0.6%

Stericycle, Inc. *	42,185	$4,917
Total Common Stocks
(Cost $655,727)		843,762

INVESTMENT COMPANIES – 3.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	27,529,046	27,529
Total Investment Companies
(Cost $27,529)		27,529

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 10/2/14 (3)	$1,155	$1,155
Total Short-Term Investments
(Cost $1,155)		1,155

Total Investments – 99.9%
(Cost $684,411)		872,446

Other Assets less Liabilities – 0.1%		507
NET ASSETS – 100.0%		$872,953

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $24,232,000 with net purchases of approximately $3,297,000 during the six months ended September 30, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	113	$15,429	Long	12/14	$(274)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	13.3%
Consumer Staples	5.1
Energy	6.9
Financials	22.0
Health Care	10.2
Industrials	15.4
Information Technology	15.7
Materials	4.7
Telecommunication Services	1.2
Utilities	5.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$843,762	(1)	$–	$–	$843,762
Investment Companies	27,529		–	–	27,529
Short-Term Investments	–		1,155	–	1,155
Total Investments	$871,291		$1,155	$–	$872,446

OTHER FINANCIAL INTRUMENTS
Liabilities
Futures Contracts		$(274)	$–	$–		$(274)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5%

Aerospace & Defense – 0.5%

Embraer S.A. ADR	7,600	$298

Teledyne Technologies, Inc. *	14,453	1,359
		1,657

Apparel & Textile Products – 0.6%

Quiksilver, Inc. *	82,600	142

Tumi Holdings, Inc. *	86,320	1,757
		1,899

Asset Management – 1.2%

Financial Engines, Inc.	81,725	2,796

Golub Capital BDC, Inc.	30,500	486

Hercules Technology Growth Capital, Inc.	40,647	588

Oppenheimer Holdings, Inc., Class A	6,700	136
		4,006

Automotive – 3.7%

Actuant Corp., Class A	17,600	537

Dorman Products, Inc. *	89,079	3,569

Gentex Corp.	48,653	1,302

Gentherm, Inc. *	82,045	3,465

Miller Industries, Inc.	64,792	1,095

Motorcar Parts of America, Inc. *	61,060	1,661

Standard Motor Products, Inc.	13,520	466
		12,095

Banking – 5.1%

Associated Banc-Corp	35,800	624

Bank of the Ozarks, Inc.	14,460	456

Cardinal Financial Corp.	28,600	488

Columbia Banking System, Inc.	30,810	764

Community Bank System, Inc.	16,650	559

First BanCorp *	62,500	297

First Horizon National Corp.	219,585	2,696

First Niagara Financial Group, Inc.	109,700	914

Hancock Holding Co.	26,120	837

Iberiabank Corp.	13,850	866

Investors Bancorp, Inc.	33,900	343

PacWest Bancorp	35,585	1,467

Popular, Inc. *	10,500	309

Susquehanna Bancshares, Inc.	67,030	670

Synovus Financial Corp.	26,000	615

United Community Banks, Inc.	29,017	478

United Financial Bancorp, Inc.	70,535	895

Valley National Bancorp	70,250	681

Webster Financial Corp.	48,450	1,412

Westamerica Bancorporation	14,172	659

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Banking – 5.1% – continued

Wintrust Financial Corp.	15,059	$673
		16,703

Biotechnology & Pharmaceuticals – 2.1%

Akorn, Inc. *	116,580	4,228

Ligand Pharmaceuticals, Inc. *	27,100	1,273

Phibro Animal Health Corp., Class A	6,500	146

Taro Pharmaceutical Industries Ltd. *	9,000	1,385
		7,032

Chemicals – 0.7%

Balchem Corp.	14,583	825

Innophos Holdings, Inc.	12,010	662

Innospec, Inc.	23,915	858
		2,345

Commercial Services – 5.2%

ABM Industries, Inc.	16,350	420

Advisory Board (The) Co. *	98,823	4,604

Barrett Business Services, Inc.	37,237	1,470

Brink’s (The) Co.	45,644	1,097

CBIZ, Inc. *	132,861	1,046

G&K Services, Inc., Class A	12,280	680

Healthcare Services Group, Inc.	103,575	2,963

Heidrick & Struggles International, Inc.	12,100	249

Hudson Global, Inc. *	262,655	993

KAR Auction Services, Inc.	54,807	1,569

Rollins, Inc.	67,785	1,985
		17,076

Consumer Products – 1.1%

Dean Foods Co.	104,740	1,388

Helen of Troy Ltd. *	20,600	1,082

IGI Laboratories, Inc. *	76,400	712

Lancaster Colony Corp.	5,400	460
		3,642

Consumer Services – 1.2%

Grand Canyon Education, Inc. *	44,872	1,829

K12, Inc. *	37,900	605

Rent-A-Center, Inc.	53,500	1,624
		4,058

Containers & Packaging – 0.6%

Greif, Inc., Class A	13,090	573

Silgan Holdings, Inc.	31,202	1,467
		2,040

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Distributors – Consumer Staples – 0.7%

Calavo Growers, Inc.	13,520	$610

United Natural Foods, Inc. *	27,699	1,703
		2,313

Distributors – Discretionary – 1.9%

LKQ Corp. *	109,325	2,907

MWI Veterinary Supply, Inc. *	22,100	3,280
		6,187

Electrical Equipment – 0.9%

Belden, Inc.	4,890	313

National Instruments Corp.	65,454	2,024

Watts Water Technologies, Inc., Class A	11,840	690
		3,027

Forest & Paper Products – 0.4%

Schweitzer-Mauduit International, Inc.	30,200	1,248

Gaming, Lodging & Restaurants – 1.6%

Buffalo Wild Wings, Inc. *	15,700	2,108

Cheesecake Factory (The), Inc.	31,625	1,439

Del Frisco’s Restaurant Group, Inc. *	17,400	333

Krispy Kreme Doughnuts, Inc. *	38,000	652

Lakes Entertainment, Inc. *	20,000	167

Ruby Tuesday, Inc. *	79,000	465
		5,164

Hardware – 3.5%

ARRIS Group, Inc. *	65,100	1,846

Aruba Networks, Inc. *	97,350	2,101

CalAmp Corp. *	61,340	1,081

Extreme Networks, Inc. *	14,100	67

InterDigital, Inc.	30,000	1,194

Plantronics, Inc.	20,820	995

QLogic Corp. *	71,900	659

Stratasys Ltd. *	28,009	3,383

Synaptics, Inc. *	2,900	212
		11,538

Health Care Facilities & Services – 5.2%

Bio-Reference Laboratories, Inc. *	37,620	1,056

Catamaran Corp. *	50,260	2,118

Chemed Corp.	13,035	1,341

Hanger, Inc. *	61,100	1,254

ICON PLC *	67,970	3,890

IPC The Hospitalist Co., Inc. *	51,890	2,324

LifePoint Hospitals, Inc. *	19,700	1,363

MEDNAX, Inc. *	33,165	1,818

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Health Care Facilities & Services – 5.2% – continued

WellCare Health Plans, Inc. *	31,000	$1,871
		17,035

Home & Office Products – 1.5%

M/I Homes, Inc. *	34,900	692

Masonite International Corp. *	65,900	3,650

TRI Pointe Homes, Inc. *	16,000	207

William Lyon Homes, Class A *	16,400	362
		4,911

Industrial Services – 0.9%

Kaman Corp.	32,834	1,290

Ritchie Bros. Auctioneers, Inc.	82,107	1,839
		3,129

Institutional Financial Services – 0.9%

BGC Partners, Inc., Class A	66,200	492

FXCM, Inc., Class A	59,640	945

Greenhill & Co., Inc.	30,590	1,422
		2,859

Insurance – 3.2%

Argo Group International Holdings Ltd.	14,100	709

Aspen Insurance Holdings Ltd.	17,300	740

Employers Holdings, Inc.	8,400	162

Endurance Specialty Holdings Ltd.	20,320	1,121

Global Indemnity PLC *	50,423	1,272

Hanover Insurance Group (The), Inc.	11,750	722

Horace Mann Educators Corp.	87,200	2,486

National Western Life Insurance Co.,

Class A	1,300	321

Platinum Underwriters Holdings Ltd.	26,000	1,583

Primerica, Inc.	12,260	591

StanCorp Financial Group, Inc.	7,496	474

Symetra Financial Corp.	20,110	469
		10,650

Leisure Products – 0.3%

Performance Sports Group Ltd. *	29,200	469

Thor Industries, Inc.	11,020	568
		1,037

Machinery – 0.6%

Curtiss-Wright Corp.	12,700	837

Hyster-Yale Materials Handling, Inc.	7,700	551

Power Solutions International, Inc. *	9,780	675
		2,063

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Manufactured Goods – 1.1%

EnPro Industries, Inc. *	9,700	$587

Proto Labs, Inc. *	42,420	2,927
		3,514

Media – 2.2%

Boingo Wireless, Inc. *	33,710	240

IAC/InterActiveCorp	16,030	1,057

MDC Partners, Inc., Class A	71,111	1,365

RetailMeNot, Inc. *	89,988	1,454

Shutterfly, Inc. *	64,675	3,152
		7,268

Medical Equipment & Devices – 3.5%

Abaxis, Inc.	24,035	1,219

Cepheid, Inc. *	57,665	2,539

Globus Medical, Inc., Class A *	39,520	777

Invacare Corp.	66,100	781

MiMedx Group, Inc. *	206,808	1,474

Neogen Corp. *	37,969	1,500

Techne Corp.	14,405	1,348

Trinity Biotech PLC ADR	36,450	666

West Pharmaceutical Services, Inc.	26,810	1,200
		11,504

Metals & Mining – 1.6%

Compass Minerals International, Inc.	11,783	993

Horsehead Holding Corp. *	41,000	678

Kaiser Aluminum Corp.	34,200	2,607

Noranda Aluminum Holding Corp.	186,900	845

US Antimony Corp. *	240,500	305
		5,428

Oil, Gas & Coal – 3.2%

Bonanza Creek Energy, Inc. *	18,030	1,026

Bristow Group, Inc.	14,240	957

Cairn Energy PLC ADR *	70,400	403

Cobalt International Energy, Inc. *	24,600	334

Comstock Resources, Inc.	34,660	645

Dril-Quip, Inc. *	37,300	3,335

McDermott International, Inc. *	87,000	498

Rowan Cos. PLC, Class A	12,200	309

Triangle Petroleum Corp. *	68,300	752

Western Refining, Inc.	27,800	1,167

World Fuel Services Corp.	27,330	1,091
		10,517

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Real Estate – 0.5%

Howard Hughes (The) Corp. *	10,530	$1,579

Real Estate Investment Trusts – 3.7%

CBL & Associates Properties, Inc.	36,750	658

DuPont Fabros Technology, Inc.	26,900	727

Education Realty Trust, Inc.	70,240	722

EPR Properties	13,840	701

Geo Group (The), Inc.	71,900	2,748

Granite Real Estate Investment Trust	27,100	936

Hersha Hospitality Trust	129,000	822

Medical Properties Trust, Inc.	94,600	1,160

Post Properties, Inc.	12,280	630

Starwood Property Trust, Inc.	25,130	552

Starwood Waypoint Residential Trust	8,926	232

Two Harbors Investment Corp.	98,000	948

Winthrop Realty Trust	100,700	1,518
		12,354

Recreational Facilities & Services – 0.6%

AMC Entertainment Holdings, Inc., Class A	19,000	437

Cinemark Holdings, Inc.	16,000	544

Six Flags Entertainment Corp.	28,962	996
		1,977

Retail – Consumer Staples – 2.1%

Casey’s General Stores, Inc.	8,540	612

Five Below, Inc. *	75,885	3,006

Fresh Market (The), Inc. *	91,235	3,187
		6,805

Retail – Discretionary – 4.2%

Beacon Roofing Supply, Inc. *	40,885	1,042

Brown Shoe Co., Inc.	39,240	1,065

Cato (The) Corp., Class A	15,580	537

Finish Line (The), Inc., Class A	29,473	738

Lumber Liquidators Holdings, Inc. *	20,800	1,193

Monro Muffler Brake, Inc.	42,170	2,046

PHH Corp. *	73,700	1,648

Rush Enterprises, Inc., Class A *	35,300	1,181

SciQuest, Inc. *	39,445	593

Sonic Automotive, Inc., Class A	77,200	1,892

Stage Stores, Inc.	41,635	712

Tile Shop Holdings, Inc. *	63,451	587

Tilly’s, Inc., Class A *	96,542	726
		13,960

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Semiconductors – 3.3%

Atmel Corp. *	81,600	$659

Cabot Microelectronics Corp. *	28,483	1,181

Cavium, Inc. *	38,876	1,933

Diodes, Inc. *	12,900	309

Intersil Corp., Class A	57,798	821

M/A-COM Technology Solutions Holdings, Inc. *	90,035	1,967

ON Semiconductor Corp. *	167,600	1,498

Power Integrations, Inc.	22,090	1,191

Semtech Corp. *	48,845	1,326

		10,885

Software – 9.5%

8x8, Inc. *	261,406	1,746

ACI Worldwide, Inc. *	60,680	1,138

Aspen Technology, Inc. *	89,505	3,376

athenahealth, Inc. *	12,634	1,664

ChannelAdvisor Corp. *	26,416	433

Dealertrack Technologies, Inc. *	134,465	5,837

Digi International, Inc. *	63,090	473

Envestnet, Inc. *	46,178	2,078

InnerWorkings, Inc. *	62,190	503

NICE Systems Ltd. ADR	30,590	1,248

Omnicell, Inc. *	9,150	250

PDF Solutions, Inc. *	31,500	397

Pegasystems, Inc.	52,144	997

Progress Software Corp. *	31,870	762

PROS Holdings, Inc. *	24,924	628

Qualys, Inc. *	47,830	1,272

SPS Commerce, Inc. *	25,618	1,362

Tangoe, Inc. *	78,680	1,066

Tyler Technologies, Inc. *	14,790	1,308

Ultimate Software Group (The), Inc. *	25,730	3,641

Verint Systems, Inc. *	23,351	1,299

		31,478

Specialty Finance – 2.6%

Cash America International, Inc.	15,581	682

Cass Information Systems, Inc.	17,578	728

Ellie Mae, Inc.*	66,635	2,172

Nelnet, Inc., Class A	14,203	612

Portfolio Recovery Associates, Inc.*	31,729	1,657

Springleaf Holdings, Inc.*	16,300	521

WageWorks, Inc.*	49,550	2,256

		8,628

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Technology Services – 7.1%

Bottomline Technologies de, Inc. *	88,510	$2,442

comScore, Inc. *	81,672	2,974

Comverse, Inc. *	31,830	711

Convergys Corp.	60,160	1,072

CoStar Group, Inc. *	28,284	4,399

Cubic Corp.	22,282	1,043

EPAM Systems, Inc. *	32,280	1,413

MAXIMUS, Inc.	146,530	5,880

Syntel, Inc. *	41,160	3,620

		23,554

Telecom – 0.8%

j2 Global, Inc.	46,300	2,285

Premiere Global Services, Inc. *	19,500	234

		2,519

Transportation & Logistics – 4.2%

Con-way, Inc.	80,360	3,817

Echo Global Logistics, Inc. *	35,036	825

Forward Air Corp.	15,300	686

Matson, Inc.	82,200	2,057

Mobile Mini, Inc.	41,965	1,468

Roadrunner Transportation Systems, Inc. *	212,286	4,838

		13,691

Transportation Equipment – 0.5%

Meritor, Inc. *	141,100	1,531

Utilities – 1.7%

El Paso Electric Co.	15,910	581

Great Plains Energy, Inc.	74,100	1,791

NRG Energy, Inc.	52,323	1,595

Portland General Electric Co.	29,880	960

WGL Holdings, Inc.	17,150	722

		5,649

Waste & Environment Services & Equipment – 0.5%

Advanced Emissions Solutions, Inc. *	83,790	1,782
Total Common Stocks
(Cost $258,665)		318,337

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
MASTER LIMITED PARTNERSHIPS – 0.3%

Media – 0.3%

LIN Media LLC, Class A *	54,700	$1,214
Total Master Limited Partnerships
(Cost $1,072)		1,214

INVESTMENT COMPANIES – 3.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	12,141,699	12,142
Total Investment Companies
(Cost $12,142)		12,142

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 10/2/14 (3)	$585	$585
Total Short-Term Investments
(Cost $585)		585

Total Investments – 100.7%
(Cost $272,464)		332,278

Liabilities less Other Assets – (0.7)%		(2,332)
NET ASSETS – 100.0%		$329,946

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $17,904,000 with net sales of approximately $5,762,000 during the six months ended September 30, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	45	$4,935	Long	12/14	$(101)

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.5%
Consumer Staples	2.7
Energy	3.3
Financials	16.6
Health Care	12.8
Industrials	17.1
Information Technology	25.5
Materials	4.0
Telecommunication Services	0.7
Utilities	1.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$318,337	(1)	$ –	$ –	$318,337
Master Limited Partnerships	1,214	(1)	–	–	1,214
Investment Companies	12,142		–	–	12,142
Short-Term Investments	–		585	–	585
Total Investments	$331,693		$585	$ –	$332,278

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(101)	$ –	$ –		$(101)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 1.3%

United States – 1.3%

JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia), 7.00%, 5/17/22 (1)	$7,000,000	$530
8.38%, 3/19/24 (1)	6,662,000	543
6.13%, 5/17/28 (1)	9,550,000	635
		1,708
Total Corporate Bonds
(Cost $1,804)		1,708

FOREIGN ISSUER BONDS – 83.3%

Argentina – 0.4%

Mastellone Hermanos S.A., 12.63%, 7/3/21 (2)(3)	195	196

YPF S.A., 8.75%, 4/4/24 (2)	300	306
		502

Bahrain – 0.7%

Bahrain Government International Bond, 6.00%, 9/19/44 (2)	900	907

Belarus – 0.3%

Republic of Belarus, 8.75%, 8/3/15	100	102
8.95%, 1/26/18	300	321
		423

Belize – 0.0%

Belize Government International Bond, 5.00%, 2/20/38	35	26

Bermuda – 0.7%

Alliance Oil Co. Ltd., 7.00%, 5/4/20	200	164

GeoPark Latin America Ltd. Agenciaen Chile, 7.50%, 2/11/20	200	213

Kosmos Energy Ltd., 7.88%, 8/1/21 (2)(3)	400	404
Pacnet Ltd., 9.00%, 12/12/18	200	212
		993

Bolivia – 0.4%

Bolivian Government International Bond, 4.88%, 10/29/22	500	510

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Brazil – 6.6%

Banco do Brasil S.A., 9.00%, 6/18/24 (2)(3)	$500	$489

Brazil Letras do Tesouro Nacional, 10.05%, 1/1/16 (4)(5)	3,780	1,338

Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 8/15/22 (5)	190	192
6.00%, 8/15/50 (5)	700	690

Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/1/18 (5)	1,641	632
10.00%, 1/1/21 (5)	5,610	2,081
10.00%, 1/1/23 (5)	3,850	1,401
10.00%, 1/1/25 (5)	520	185

Brazilian Government International Bond, 2.63%, 1/5/23	775	698
4.25%, 1/7/25	550	545
5.00%, 1/27/45	546	513
		8,764

British Virgin – 0.1%

OAS Finance Ltd., 8.00%, 7/2/21 (2)(3)	200	193

Canada – 0.2%

Pacific Rubiales Energy Corp., 5.13%, 3/28/23	150	143
5.63%, 1/19/25 (2)(3)	200	192
		335

Cayman Islands – 1.4%

BCP Singapore VI Cayman Financing Co. Ltd., 8.00%, 4/15/21 (2)(3)	200	205

China Hongqiao Group Ltd., 7.63%, 6/26/17	200	206

Comcel Trust, 6.88%, 2/6/24 (2)(3)	200	211

Country Garden Holdings Co. Ltd., 7.25%, 4/4/21	200	198

Kaisa Group Holdings Ltd., 8.88%, 3/19/18	200	202

Maoye International Holdings Ltd., 7.75%, 5/19/17 (2)(3)	200	203

MCE Finance Ltd., 5.00%, 2/15/21	200	192

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Cayman Islands – 1.4% – continued

MIE Holdings Corp., 7.50%, 4/25/19 (2)(3)	$200	$205

Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/1/22 (2)(3)	195	201
		1,823

Chile – 0.6%

Chile Government International Bond, 3.25%, 9/14/21	150	154
2.25%, 10/30/22	300	283
3.63%, 10/30/42	425	373
		810

Colombia – 4.5%

Colombia Government International Bond, 12.00%, 10/22/15 (6)	1,522,000	806
7.75%, 4/14/21 (6)	464,000	250
4.00%, 2/26/24	125	126
9.85%, 6/28/27 (6)	1,104,000	691
7.38%, 9/18/37	425	567
6.13%, 1/18/41	525	614

Colombian TES, 8.00%, 10/28/15 (6)	460,100	235
10.00%, 7/24/24 (6)	4,316,000	2,606
		5,895

Congo – 0.4%

Republic of Congo, 3.50%, 6/30/29	522	483

Costa Rica – 0.2%

Costa Rica Government International Bond, 7.00%, 4/4/44	300	301

Croatia – 2.8%

Croatia Government International Bond, 6.75%, 11/5/19	360	399
6.00%, 1/26/24	3,080	3,299
		3,698

Dominican Republic – 0.8%

Dominican Republic International Bond, 6.60%, 1/28/24	350	376
5.88%, 4/18/24	270	280
7.45%, 4/30/44	325	349
		1,005

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Ecuador – 0.7%

Ecuador Government International Bond, 7.95%, 6/20/24 (2)	$900	$937

El Salvador – 0.1%

El Salvador Government International Bond, 6.38%, 1/18/27 (2)	200	200

Gabon – 0.4%

Gabonese Republic, 8.20%, 12/12/17	300	340
6.38%, 12/12/24 (2)	200	213
		553

Georgia – 0.3%

Bank of Georgia JSC, 7.75%, 7/5/17	200	212

Georgia Government International Bond, 6.88%, 4/12/21	200	224
		436

Ghana – 0.4%

Republic of Ghana, 7.88%, 8/7/23	100	101
8.13%, 1/18/26 (2)	400	401
		502

Guatemala – 0.1%

Guatemala Government Bond, 8.13%, 10/6/34	85	112

Honduras – 0.7%

Honduras Government International Bond, 7.50%, 3/15/24	600	642

Republic of Honduras, 8.75%, 12/16/20	200	228
		870

Hungary – 3.8%

Hungary Government Bond, 6.75%, 11/24/17 (7)	38,890	177
4.00%, 4/25/18 (7)	33,680	141
7.00%, 6/24/22 (7)	53,750	256
6.00%, 11/24/23 (7)	29,710	134

Hungary Government International Bond, 4.00%, 3/25/19	870	889
5.75%, 11/22/23	1,488	1,618
5.38%, 3/25/24	820	866
7.63%, 3/29/41	616	788

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Hungary – 3.8% – continued

Magyar Export-Import Bank Zrt, 4.00%, 1/30/20	$200	$199
		5,068

Indonesia – 3.9%

Indonesia Government International Bond, 11.63%, 3/4/19	345	461
3.38%, 4/15/23	520	486
5.88%, 1/15/24	225	249
7.75%, 1/17/38	155	197

Indonesia Treasury Bond, 7.88%, 4/15/19 (1)	15,638,000	1,267
5.63%, 5/15/23 (1)	1,370,000	94
8.38%, 3/15/24 (1)	8,586,000	702
7.00%, 5/15/27 (1)	1,100,000	80
6.13%, 5/15/28 (1)	1,140,000	75
9.00%, 3/15/29 (1)	6,170,000	516
8.38%, 3/15/34 (1)	7,394,000	575

Pertamina Persero PT, 6.00%, 5/3/42	200	191
6.45%, 5/30/44	205	207
		5,100

Iraq – 0.8%

Republic of Iraq, 5.80%, 1/15/28	1,125	1,007

Ireland – 0.3%

EDC Finance Ltd., 4.88%, 4/17/20	200	181

Metalloinvest Finance Ltd., 5.63%, 4/17/20	200	183
		364

Ivory Coast – 1.6%

Ivory Coast Government International Bond, 5.38%, 7/23/24 (2)	200	192
5.75%, 12/31/32	1,950	1,867
		2,059

Jamaica – 0.2%

Jamaica Government International Bond, 7.63%, 7/9/25	200	214

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Kazakhstan – 0.2%

Halyk Savings Bank of Kazakhstan JSC, 7.25%, 1/28/21	$200	$217

Kenya – 0.8%

Kenya Government International Bond, 6.88%, 6/24/24 (2)	1,000	1,054

Latvia – 0.2%

Republic of Latvia, 5.25%, 6/16/21	225	250

Lithuania – 0.6%

Lithuania Government International Bond, 6.13%, 3/9/21	150	174
6.63%, 2/1/22	500	597
		771

Luxembourg – 1.4%

ALROSA Finance S.A., 7.75%, 11/3/20	400	414

ContourGlobal Power Holdings S.A., 7.13%, 6/1/19(2) (3)	400	396

Gol LuxCo S.A., 8.88%, 1/24/22(2) (3)	200	197

Millicom International Cellular S.A., 4.75%, 5/22/20	200	191

Petrobras International Finance Co. S.A., 6.75%, 1/27/41	532	546

Sberbank of Russia Via SB Capital S.A., 5.25%, 5/23/23	200	176
		1,920

Malaysia – 3.6%

Malaysia Government Bond, 3.17%, 7/15/16 (8)	2,120	645
4.26%, 9/15/16 (8)	2,427	753
4.24%, 2/7/18 (8)	4,431	1,377
3.26%, 3/1/18 (8)	1,945	588
5.73%, 7/30/19 (8)	790	262
3.65%, 10/31/19 (8)	1,040	317
4.16%, 7/15/21 (8)	92	28
3.48%, 3/15/23 (8)	603	179
4.18%, 7/15/24 (8)	605	188
4.39%, 4/15/26 (8)	200	62
3.89%, 3/15/27 (8)	1,248	371

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Malaysia – 3.6% – continued
3.84%, 4/15/33 (8)	$225	$64
		4,834

Mexico – 9.4%

America Movil S.A.B. de C.V., 6.00%, 6/9/19 (9)	2,470	186

Cemex S.A.B. de C.V., 5.70%, 1/11/25 (2)(3)	200	193

Credito Real S.A.B. de C.V., 7.50%, 3/13/19 (2)(3)	200	214

Empresas ICA S.A.B. de C.V., 8.88%, 5/29/24 (2)(3)	200	205

Grupo KUO S.A.B. de C.V., 6.25%, 12/4/22	200	205

Mexican Bonos, 7.25%, 12/15/16 (9)	16,390	1,303
8.50%, 12/13/18 (9)	22,037	1,854
10.00%, 12/5/24 (9)	9,260	892
7.50%, 6/3/27 (9)	7,900	645
7.75%, 5/29/31 (9)	900	74
10.00%, 11/20/36 (9)	4,661	470
7.75%, 11/13/42 (9)	6,120	500

Mexican Udibonos, 5.00%, 6/16/16 (9)	330	139
4.00%, 6/13/19 (9)	590	252
4.00%, 11/15/40 (9)	610	253

Mexico Government International Bond, 3.50%, 1/21/21	90	91
4.00%, 10/2/23	576	595
6.75%, 9/27/34	400	508
6.05%, 1/11/40	280	330
4.75%, 3/8/44	1,030	1,026

Petroleos Mexicanos, 8.00%, 5/3/19	125	152
5.50%, 1/21/21	290	319
4.88%, 1/24/22	219	233
4.88%, 1/18/24	1,060	1,112
5.50%, 6/27/44	534	545

Unifin Financiera S.A.P.I. de C.V. SOFOM ENR, 6.25%, 7/22/19 (2)(3)	200	195
		12,491

Morocco – 0.8%

Morocco Government International Bond, 4.25%, 12/11/22	630	629

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Morocco – 0.8% – continued

OCP S.A., 5.63%, 4/25/24	$400	$417
		1,046

Namibia – 0.2%

Namibia International Bonds, 5.50%, 11/3/21	200	212

Netherlands – 2.9%

EMATUM Via Mozambique EMATUM Finance 2020 B.V., 6.31%, 9/11/20	1,440	1,453

FBN Finance Co. B.V., 8.25%, 8/7/20	200	204
8.00%, 7/23/21 (2)(3)	200	202

Greenko Dutch B.V., 8.00%, 8/1/19 (2)(3)	225	221

Nostrum Oil & Gas Finance B.V., 6.38%, 2/14/19 (2)(3)	200	201

Petrobras Global Finance B.V., 4.88%, 3/17/20	564	571
4.38%, 5/20/23	158	148

Republic of Angola Via Northern Lights III B.V., 7.00%, 8/16/19	800	866
		3,866

Nigeria – 0.8%

Diamond Bank PLC, 8.75%, 5/21/19 (2)(3)	200	197

Nigeria Government Bond, 13.05%, 8/16/16 (10)	4,630	29
16.00%, 6/29/19 (10)	64,891	454
16.39%, 1/27/22 (10)	55,391	404
		1,084

Pakistan – 1.2%

Pakistan Government International Bond, 6.88%, 6/1/17	100	103
8.25%, 4/15/24 (2)	1,460	1,465
		1,568

Panama – 1.6%

Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20 (2)(3)	200	212

Panama Government International Bond, 5.20%, 1/30/20	260	286

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Panama – 1.6% – continued
4.00%, 9/22/24	$835	$836
9.38%, 4/1/29	175	260
6.70%, 1/26/36	430	528
		2,122

Paraguay – 0.9%

Republic of Paraguay, 4.63%, 1/25/23	400	405
6.10%, 8/11/44 (2)	685	725
		1,130

Peru – 0.8%

Peruvian Government International Bond, 7.84%, 8/12/20 (11)	1,026	405
7.35%, 7/21/25	250	327
6.95%, 8/12/31 (11)	214	77
8.75%, 11/21/33	125	190
		999

Philippines – 0.2%

Philippine Government International Bond, 4.95%, 1/15/21 (12)	4,000	94
7.75%, 1/14/31	150	209
		303

Poland – 3.9%

Poland Government Bond, 4.75%, 4/25/17 (13)	1,638	528
3.75%, 4/25/18 (13)	3,595	1,143
3.25%, 7/25/19 (13)	2,000	628
5.50%, 10/25/19 (13)	2,560	888
5.75%, 9/23/22 (13)	2,710	985
4.00%, 10/25/23 (13)	596	195
3.25%, 7/25/25 (13)	241	74

Poland Government International Bond, 5.13%, 4/21/21	125	139
3.00%, 3/17/23	225	218
4.00%, 1/22/24	394	405
		5,203

Romania – 1.0%

Romania Government Bond, 5.90%, 7/26/17 (14)	660	204
5.75%, 4/29/20 (14)	160	50
5.95%, 6/11/21 (14)	1,810	582

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Romania – 1.0% – continued

Romanian Government International Bond, 4.38%, 8/22/23	$428	$440
		1,276

Russia – 3.9%

Russian Federal Bond – OFZ, 7.40%, 6/14/17 (15)	626	15
6.20%, 1/31/18 (15)	46,725	1,084
7.50%, 2/27/19 (15)	64,629	1,534
7.60%, 4/14/21 (15)	13,000	304
7.00%, 1/25/23 (15)	17,310	383
7.00%, 8/16/23 (15)	44,730	984
8.15%, 2/3/27 (15)	3,860	91

Russian Foreign Bond – Eurobond, 4.88%, 9/16/23	200	197
12.75%, 6/24/28	205	337
5.88%, 9/16/43	200	204
		5,133

Rwanda – 0.3%

Rwanda International Government Bond, 6.63%, 5/2/23	400	417

Senegal – 0.6%

Senegal Government International Bond, 8.75%, 5/13/21	200	234
6.25%, 7/30/24 (2)	600	600
		834

Singapore – 0.6%

Alam Synergy Pte Ltd., 9.00%, 1/29/19	200	217

Oro Negro Drilling Pte Ltd., 7.50%, 1/24/19	395	394

Ottawa Holdings Pte Ltd., 5.88%, 5/16/18	200	176
		787

Slovakia – 0.2%

Slovakia Government International Bond, 4.38%, 5/21/22	275	292

Slovenia – 1.1%

Slovenia Government International Bond, 5.50%, 10/26/22	470	512
5.25%, 2/18/24	935	1,001
		1,513

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

South Africa – 3.9%

South Africa Government International Bond, 4.67%, 1/17/24	$190	$192
5.88%, 9/16/25	610	672

South Africa Government Bond, 13.50%, 9/15/16 (16)	3,272	324
7.25%, 1/15/20 (16)	6,070	526
6.75%, 3/31/21 (16)	3,805	318
10.50%, 12/21/26 (16)	13,410	1,385
7.00%, 2/28/31 (16)	11,629	877
8.25%, 3/31/32 (16)	9,110	759
6.25%, 3/31/36 (16)	1,595	106
		5,159

Sri Lanka – 1.0%

Sri Lanka Government International Bond, 6.00%, 1/14/19	200	211
6.25%, 7/27/21	400	420
5.88%, 7/25/22	625	646
		1,277

Thailand – 1.7%

Thailand Government Bond, 3.13%, 12/11/15 (17)	10,011	312
3.25%, 6/16/17 (17)	15,393	484
3.88%, 6/13/19 (17)	24,277	781
1.20%, 7/14/21 (17)	12,100	390
3.63%, 6/16/23 (17)	1,138	36
3.85%, 12/12/25 (17)	9,023	287
		2,290

Turkey – 1.9%

Turkey Government Bond, 8.30%, 10/7/15 (18)	350	152
9.00%, 1/27/16 (18)	125	55
9.00%, 3/8/17 (18)	1,835	800
6.30%, 2/14/18 18)	1,000	400
9.50%, 1/12/22 (18)	685	298
7.10%, 3/8/23 (18)	1,201	450

Turkey Government International Bond, 6.88%, 3/17/36	300	344
		2,499

Ukraine – 0.4%

Ukraine Government International Bond, 7.75%, 9/23/20	100	85

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 83.3% – continued

Ukraine – 0.4% – continued
7.80%, 11/28/22	$200	$171
7.50%, 4/17/23	400	335
		591

United Kingdom – 0.1%

Genel Energy Finance PLC, 7.50%, 5/14/19	200	198

Venezuela – 3.0%

Petroleos de Venezuela S.A., 5.00%, 10/28/15	180	154
5.25%, 4/12/17	75	52
9.00%, 11/17/21	809	540
6.00%, 5/16/24	460	236
6.00%, 11/15/26	2,157	1,122
5.38%, 4/12/27	150	74
9.75%, 5/17/35	625	397
5.50%, 4/12/37	815	396

Venezuela Government International Bond, 5.75%, 2/26/16	270	230
6.00%, 12/9/20	215	133
12.75%, 8/23/22	125	104
9.00%, 5/7/23	165	112
8.25%, 10/13/24	31	20
7.65%, 4/21/25	150	92
9.25%, 9/15/27	50	34
11.95%, 8/5/31	110	88
9.38%, 1/13/34	135	90
7.00%, 3/31/38	163	99
		3,973

Zambia – 0.7%

Zambia Government International Bond, 5.38%, 9/20/22	275	261
8.50%, 4/14/24	550	626
		887
Total Foreign Issuer Bonds
(Cost $113,461)		110,286

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 9.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (19)(20)	11,842,890	$11,843
Total Investment Companies
(Cost $11,843)		11,843

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.2%

Brazil Letras do Tesouro Nacional, 10.19%, 1/1/15 (4)(5)	$2,050	$815

Mexican Bonos, 9.50%, 12/18/14 (9)	4,337	328

Nigeria Treasury Bill, 11.63%, 10/23/14 (10)	35,000	212
10.33%, 1/8/15 (10)	15,420	91

Petroleos de Venezuela S.A., 4.90%, 10/28/14	175	172

Poland Government Bond, 5.50%, 4/25/15 (13)	1,652	509

South Africa Government Bond, 13.50%, 9/15/15 (16)	4,502	424

Turkey Government Bond, 6.50%, 1/7/15 (18)	3,970	1,736
Total Short-Term Investments
(Cost $4,531)		4,287

Total Investments – 96.8%
(Cost $131,639)		128,124

Other Assets less Liabilities – 3.2%		4,211
NET ASSETS – 100.0%		$132,335

(1)	Principal amount is denoted in Indonesian Rupiah.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $4,933,000 or 3.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20	4/1/14	$209

Banco do Brasil S.A., 9.00%, 6/18/24	6/11/14	300

BCP Singapore VI Cayman Financing Co. Ltd., 8.00%, 4/15/21	3/24/14	205

Cemex S.A.B. de C.V., 5.70%, 1/11/25	9/4/14	200

Comcel Trust, 6.88%, 2/6/24	2/7/14	205

ContourGlobal Power Holdings S.A., 7.13%, 6/1/19	5/12/14	204

Credito Real S.A.B. de C.V., 7.50%, 3/13/19	3/6/14	200

Diamond Bank PLC, 8.75%, 5/21/19	5/14/14	198

Empresas ICA S.A.B. de C.V., 8.88%, 5/29/24	5/21/14	196

FBN Finance Co. B.V., 8.00%, 7/23/21	8/4/14	205

Gol LuxCo S.A., 8.88%, 1/24/22	9/18/14	197

Greenko Dutch B.V., 8.00%, 8/1/19	7/24/14	225

Kosmos Energy Ltd., 7.88%, 8/1/21	7/25/14-8/20/14	405

Maoye International Holdings Ltd., 7.75%, 5/19/17	5/12/14	200

Mastellone Hermanos S.A., 12.63%, 7/3/21	6/26/14	145

MIE Holdings Corp., 7.50%, 4/25/19	4/15/14	198

NostrumOil &Gas Finance B.V., 6.38%, 2/14/19	2/11/14	201

OAS Finance Ltd., 8.00%, 7/2/21	6/25/14	200

Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/1/22	3/17/14	200

Pacific Rubiales Energy Corp., 5.63%, 1/19/25	9/15/14	198

Unifin Financiera S.A.P.I. de C.V. SOFOM ENR, 6.25%, 7/22/19	7/15/14	199

(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	Principal amount is denoted in Brazilian Real.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

(6)	Principal amount is denoted in Colombian Peso.
(7)	Principal amount is denoted in Hungarian Forint.
(8)	Principal amount is denoted in Malaysian Ringgit.
(9)	Principal amount is denoted in Mexican Peso.
(10)	Principal amount is denoted in Nigerian Naira.
(11)	Principal amount is denoted in Peruvian Nuevo Sol.
(12)	Principal amount is denoted in Philippine Peso.
(13)	Principal amount is denoted in Polish Zloty.
(14)	Principal amount is denoted in Romanian Leu.
(15)	Principal amount is denoted in Russian Ruble.
(16)	Principal amount is denoted in South African Rand.
(17)	Principal amount is denoted in Thai Baht.
(18)	Principal amount is denoted in Turkish Lira.
(19)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(20)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,363,000 with net purchases of approximately $480,000 during the six months ended September 30, 2014.

Percentages shown are based on Net Assets.

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.6%
A	14.4
BBB	35.4
BB	20.0
B	10.4
CCC or Below	6.3
Non-Rated	4.9
Cash Equivalents	8.0

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Basic Materials	1.0%
Communications	0.8
Consumer, Cyclical	0.7
Consumer, Non-cyclical	0.2
Diversified	0.2
Energy	9.0
Financial	3.6
Government	83.4
Industrial	0.9
Technology	0.2

Total	100.0%

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.1%
Brazilian Real	6.3
Mexican Peso	6.0
All other currencies less than 5%	32.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)		TOTAL (000s)
Corporate Bonds	$–	$–		$1,708	(1)	$1,708
Foreign Issuer Bonds
Argentina	–	357		145		502
Brazil	–	8,572		192		8,764
British Virgin	–			193		193
Georgia	–	224		212		436
Iraq	–			1,007		1,007
Mexico	–	11,965		526		12,491
Slovakia	–	–		292		292
Thailand	–	1,900		390		2,290
Ukraine	–	506		85		591
All Other Countries	–	83,720	(1)	–		83,720
Investment Companies	11,843	–		–		11,843
Short-Term Investments
Nigeria	–	–		303		303
All Other Countries	–	3,984		–		3,984
Total Investments	$11,843	$111,228		$5,053		$128,124

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1 or Level 2 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000S) (1)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Corporate Bonds

United States	$–	$2	$(4)	$(96)	$2,059	$(253)	$–	$–	$1,708	$(96)

Foreign Issuer Bonds

Argentina	–	–	–	–	145	–	–	–	145	–

Brazil	–	15	22	(16)	1,228	(1,057)	–	–	192	(16)

British Virgin Islands	–	–	–	(6)	199	–	–	–	193	(6)

Georgia	–	–	–	–	–	–	212	–	212	1

Iraq	–	–	–	–	–	–	1,007	–	1,007	19

Mexico	–	1	–	(2)	256	–	271	–	526	(3)

Slovakia	–	–	–	(4)	296	–	–	–	292	(4)

Thailand	–	–	–	–	–	–	390	–	390	2

Ukraine	–	–	–	(9)	94	–	–	–	85	(9)

Short-Term Investments

Nigeria	–	–	–	(1)	92	–	212	–	303	2

Total	$–	$18	$18	$(134)	$4,369	$(1,310)	$2,092	$–	$5,053	$(110)

(1)	The Transfers Into Level 3, noted above, were due to the Fund receiving an evaluated price from a third party provider.

The Fund valued the securities included in the balance as of 9/30/14 above using an evaluated price from a third party vendor.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.3%

Commercial Mortgage-Backed Securities – 0.5%

GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 8/10/45	$1,760	$1,825

Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/5/30 (1)	1,020	1,036

		2,861

Other – 0.2%

Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.10%, 5/25/35	225	221

Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C, 9.31%, 7/20/28 (1)	290	312

Springleaf Funding Trust, Series 2014-AA, Class C, 4.45%, 12/15/22 (1)(2)	575	572

		1,105

Whole Loan – 1.6%

Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.50%, 12/25/33	337	346

Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.50%, 10/25/33	239	246

Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.00%, 10/25/34	1,156	1,195

Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.75%, 11/25/35	263	270

Banc of America Mortgage Trust, Series 2005-A, Class 2A1, 2.70%, 2/25/35	72	71

Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 2.82%, 11/25/34	125	124

Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.00%, 8/25/36	142	145

Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.61%, 5/25/35	125	123

CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.00%, 7/25/36	146	131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.3% – continued

Whole Loan – 1.6% – continued

Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.00%, 12/25/34	$636	$636

Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.36%, 5/25/35	559	479

Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.25%, 7/25/36	432	296

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-20, Class 1A35, 6.00%, 2/25/37	400	375

GMACM Mortgage Loan Trust, Series 2003-J7, Class A7, 5.00%, 11/25/33	73	76

GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1, 2.96%, 7/19/35	512	480

GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.73%, 12/25/34	359	358

GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.47%, 7/25/35	184	172

GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.00%, 9/25/36	255	209

IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.79%, 7/25/45	526	495

JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.59%, 3/25/36	162	132

JP Morgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.00%, 1/25/36	440	399

MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.69%, 3/25/35	601	537

New York Mortgage Trust, Series 2006-1, Class 2A2, 2.63%, 5/25/36	202	184

RALI Trust, Series 2006-QS6, Class 1A16, 6.00%, 6/25/36	598	483

Residential Asset Securitization Trust, Series 2006-A2, Class A11, 6.00%, 1/25/46	500	409

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.3% – continued

Whole Loan – 1.6% – continued

RFMSI Trust, Series 2006-S1, Class 1A3, 5.75%, 1/25/36	$447	$460

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.46%, 7/25/35	512	386

WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 2A, 2.18%, 9/25/46	455	426

WaMu Mortgage Pass-Through Certificates, Series 2006-AR19, Class 2A, 1.93%, 1/25/47	572	549

		10,192
Total Asset-Backed Securities
(Cost $13,150)		14,158

CONVERTIBLE BONDS – 3.3%

Apparel & Textile Products – 0.1%

Iconix Brand Group, Inc., 2.50%, 6/1/16	790	996

Automobiles Manufacturing – 0.1%

Ford Motor Co., 4.25%, 11/15/16	280	480

Biotechnology – 0.2%

Gilead Sciences, Inc., 1.63%, 5/1/16	220	1,027

Coal Operations – 0.1%

Peabody Energy Corp., 4.75%, 12/15/41	1,085	743

Communications Equipment – 0.1%

Ciena Corp., 3.75%, 10/15/18 (1)	240	279

JDS Uniphase Corp., 0.63%, 8/15/33	260	260

		539

Exploration & Production – 0.1%

Chesapeake Energy Corp., 2.50%, 5/15/37	525	529

Homebuilders – 0.8%

KB Home, 1.38%, 2/1/19	570	549

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 3.3% – continued

Homebuilders – 0.8% – continued

Lennar Corp., 2.75%, 12/15/20 (1)	$425	$752
3.25%, 11/15/21 (1)	800	1,372

Ryland Group (The), Inc., 1.63%, 5/15/18	675	832

Standard Pacific Corp., 1.25%, 8/1/32	1,105	1,244

		4,749

Internet Media – 0.0%

Priceline Group (The), Inc., 1.00%, 3/15/18	240	323

Leisure Products Manufacturing – 0.1%

Jarden Corp., 1.13%, 3/15/34 (1)(2)	430	429

Pharmaceuticals – 0.3%

Emergent Biosolutions, Inc., 2.88%, 1/15/21 (1)(2)	738	742

Mylan, Inc., 3.75%, 9/15/15	260	888

		1,630

Railroad – 0.3%

Trinity Industries, Inc., 3.88%, 6/1/36	990	1,922

Real Estate – 0.1%

iStar Financial, Inc., 3.00%, 11/15/16	585	738

Retail – Consumer Discretionary – 0.1%

MercadoLibre, Inc., 2.25%, 7/1/19 (1)(2)	535	580

Semiconductors – 0.5%

Micron Technology, Inc., 2.38%, 5/1/32	575	2,049

Novellus Systems, Inc., 2.63%, 5/15/41	160	349

Xilinx, Inc., 2.63%, 6/15/17	325	481

		2,879

Software & Services – 0.1%

Palo Alto Networks, Inc., 0.00%, 7/1/19 (1)(2)	550	611

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 3.3% – continued

Transportation & Logistics – 0.2%

Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	$1,200	$1,175

Macquarie Infrastructure Co. LLC, 2.88%, 7/15/19	130	144

		1,319

Wireline Telecommunications Services – 0.1%

Axtel S.A.B. de C.V., 8.00%, 1/31/20 (1)(3)	117	17

Level 3 Communications, Inc., 7.00%, 3/15/15	485	827

		844
Total Convertible Bonds
(Cost $14,647)		20,338

CORPORATE BONDS – 69.8%

Aerospace & Defense – 0.9%

Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (1)	1,705	1,782

TransDigm, Inc., 5.50%, 10/15/20	2,180	2,115
6.00%, 7/15/22 (1)	1,000	987
6.50%, 7/15/24 (1)	750	747
		5,631

Airlines – 0.1%

Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 4/19/22	105	113

United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 4/11/22	335	339

		452

Apparel & Textile Products – 0.1%

Nine West Holdings, Inc., 6.13%, 11/15/34	630	439

Auto Parts Manufacturing – 0.1%

Goodyear Tire & Rubber (The) Co., 6.50%, 3/1/21	295	307

Automobiles Manufacturing – 0.4%

Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	590	626
8.25%, 6/15/21	720	785

General Motors Co., 6.25%, 10/2/43	215	252

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Automobiles Manufacturing – 0.4% – continued

General Motors Financial Co., Inc., 3.25%, 5/15/18	$335	$337
4.38%, 9/25/21	685	700

		2,700

Cable & Satellite – 2.5%

CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,060	1,101
8.13%, 4/30/20	205	217
5.25%, 9/30/22	965	944
5.13%, 2/15/23	575	552
5.75%, 1/15/24	20	20

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (1)	1,205	1,240
5.13%, 12/15/21 (1)	971	928

CSC Holdings LLC, 7.63%, 7/15/18	435	486

DISH DBS Corp., 5.13%, 5/1/20	1,175	1,172
6.75%, 6/1/21	655	704

RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (1)	7,580	7,732

Wave Holdco LLC/Wave Holdco Corp., 8.25%, 7/15/19 (1)(2)(4)	150	154
		15,250

Casinos & Gaming – 2.8%

Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	4,630	3,594

GLP Capital L.P./GLP Financing II, Inc., 4.38%, 11/1/18	290	294
4.88%, 11/1/20	1,255	1,280
5.38%, 11/1/23	445	454

Graton Economic Development Authority, 9.63%, 9/1/19 (1)	1,820	2,079

Isle of Capri Casinos, Inc., 8.88%, 6/15/20	555	590
5.88%, 3/15/21	715	724

MGM Resorts International, 8.63%, 2/1/19	1,050	1,184
6.75%, 10/1/20	1,000	1,065
7.75%, 3/15/22	250	278

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Casinos & Gaming – 2.8% – continued

MTR Gaming Group, Inc., 11.50%, 8/1/19	$1,120	$1,222

Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 2/15/18 (1)	540	564

Pinnacle Entertainment, Inc., 7.50%, 4/15/21	800	832
6.38%, 8/1/21	470	491
7.75%, 4/1/22	795	865

Station Casinos LLC, 7.50%, 3/1/21	1,455	1,517

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	496	526
		17,559

Chemicals – 0.9%

Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B, 7.38%, 5/1/21 (1)	415	445

Hercules, Inc., 6.50%, 6/30/29	1,960	1,744

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	30	29

Huntsman International LLC, 8.63%, 3/15/20	370	390
4.88%, 11/15/20	670	660
8.63%, 3/15/21	545	589

PQ Corp., 8.75%, 5/1/18 (1)(2)	1,690	1,793
		5,650

Coal Operations – 3.9%

Alpha Natural Resources, Inc., 9.75%, 4/15/18	795	580
6.00%, 6/1/19	1,858	1,124
6.25%, 6/1/21	1,890	1,099

Arch Coal, Inc., 9.88%, 6/15/19	550	319
7.25%, 6/15/21	305	147

CONSOL Energy, Inc., 5.88%, 4/15/22 (1)	2,445	2,408

Foresight Energy LLC/Foresight Energy Corp., 7.88%, 8/15/21 (1)	10,250	10,788

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Coal Operations – 3.9% – continued

Peabody Energy Corp., 6.00%, 11/15/18	$1,170	$1,147
6.25%, 11/15/21	7,040	6,547
		24,159

Commercial Finance – 1.0%

CIT Group, Inc., 6.63%, 4/1/18 (1)	885	949
3.88%, 2/19/19	600	589
5.38%, 5/15/20	415	428
5.00%, 8/15/22	1,155	1,158

International Lease Finance Corp., 3.88%, 4/15/18	385	382
6.25%, 5/15/19	905	970
8.63%, 1/15/22	745	909

Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 4/15/22 (1)(2)	750	739
		6,124

Communications Equipment – 1.5%

Alcatel-Lucent USA, Inc., 6.50%, 1/15/28	50	47
6.45%, 3/15/29	4,595	4,331

CommScope, Inc., 5.00%, 6/15/21 (1)	590	578
5.50%, 6/15/24 (1)	260	256

CyrusOne L.P./CyrusOne Finance Corp., 6.38%, 11/15/22	4,098	4,282
		9,494

Construction Materials Manufacturing – 0.2%

USG Corp., 8.38%, 10/15/18 (1)	695	723
5.88%, 11/1/21 (1)	285	291
		1,014

Consumer Finance – 2.9%

Ally Financial, Inc., 8.00%, 3/15/20	1,270	1,479
5.13%, 9/30/24	905	887

First Data Corp., 7.38%, 6/15/19 (1)	505	532
11.25%, 1/15/21	594	676
12.63%, 1/15/21	3,057	3,661
10.63%, 6/15/21	429	488
11.75%, 8/15/21	364	421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Consumer Finance – 2.9% – continued

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (1)(2)	$1,850	$1,831

Navient Corp., 4.88%, 6/17/19	1,385	1,385

Navient LLC, 5.50%, 1/15/19	390	398
5.50%, 1/25/23	1,090	1,048
6.13%, 3/25/24	1,365	1,331

Provident Funding Associates L.P./PFG Finance Corp., 6.75%, 6/15/21 (1)	510	505

Springleaf Finance Corp., 6.00%, 6/1/20	60	61
7.75%, 10/1/21	1,105	1,238
8.25%, 10/1/23	440	495

Stearns Holdings, Inc., 9.38%, 8/15/20 (1)	282	289

Walter Investment Management Corp., 7.88%, 12/15/21 (1)(2)	1,280	1,261
		17,986

Consumer Products – 2.2%

First Quality Finance Co., Inc., 4.63%, 5/15/21 (1)	2,180	2,033

Harbinger Group, Inc., 7.88%, 7/15/19	946	1,007
7.75%, 1/15/22	8,414	8,351

Spectrum Brands, Inc., 6.63%, 11/15/22	2,150	2,258
		13,649

Consumer Services – 1.4%

Anna Merger Sub, Inc., 7.75%, 10/1/22 (1)(2)	465	467

APX Group, Inc., 6.38%, 12/1/19	230	223
8.75%, 12/1/20	1,390	1,265
8.75%, 12/1/20 (1)(2)	230	209

Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (1)	510	511

RR Donnelley & Sons Co., 8.25%, 3/15/19	910	1,060
7.63%, 6/15/20	1,065	1,172
7.88%, 3/15/21	790	867

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Consumer Services – 1.4% – continued
7.00%, 2/15/22	$215	$227
6.50%, 11/15/23	400	399
6.00%, 4/1/24	370	365

Service Corp. International, 5.38%, 5/15/24 (1)	455	456

United Rentals North America, Inc., 7.38%, 5/15/20	505	537
8.25%, 2/1/21	1,035	1,120
		8,878

Containers & Packaging – 1.0%

Berry Plastics Corp., 9.75%, 1/15/21	1,990	2,204
5.50%, 5/15/22	273	263

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.88%, 8/15/19	655	696
9.88%, 8/15/19	1,425	1,533
5.75%, 10/15/20	300	305
6.88%, 2/15/21	505	533
8.25%, 2/15/21	415	439
		5,973

Department Stores – 0.2%

Dillard’s, Inc., 7.75%, 7/15/26	495	542
7.75%, 5/15/27	465	509

JC Penney Corp., Inc., 5.75%, 2/15/18	55	51
8.13%, 10/1/19	205	200
		1,302

Distributors – Consumer Discretionary – 0.5%

LKQ Corp., 4.75%, 5/15/23	3,060	2,953

Electrical Equipment Manufacturing – 0.3%

WESCO Distribution, Inc., 5.38%, 12/15/21	1,590	1,578

Entertainment Content – 0.3%

AMC Networks, Inc., 7.75%, 7/15/21	368	401

WMG Acquisition Corp., 6.75%, 4/15/22 (1)(2)	1,560	1,494
		1,895

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Entertainment Resources – 1.1%

24 Hour Holdings III LLC, 8.00%, 6/1/22 (1)	$3,805	$3,520

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21	805	793

Mohegan Tribal Gaming Authority, 11.00%, 9/15/18 (1)	540	537
9.75%, 9/1/21	1,955	1,977
		6,827

Exploration & Production – 9.4%

Antero Resources Corp., 5.13%, 12/1/22 (1)(2)	1,045	1,016

Antero Resources Finance Corp., 5.38%, 11/1/21	355	353

BreitBurn Energy Partners L.P./BreitBurn Finance Corp., 8.63%, 10/15/20	490	510
7.88%, 4/15/22	2,900	2,936

California Resources Corp., 5.00%, 1/15/20 (1)(2)(5)	245	249
5.50%, 9/15/21 (1)(2)(5)	1,045	1,061
6.00%, 11/15/24 (1)(2)(5)	1,085	1,115

Chesapeake Energy Corp., 6.50%, 8/15/17	415	450
6.63%, 8/15/20	420	463
4.88%, 4/15/22	1,620	1,628

Cimarex Energy Co., 5.88%, 5/1/22	485	521

Concho Resources, Inc., 5.50%, 4/1/23	951	989

Denbury Resources, Inc., 4.63%, 7/15/23	1,290	1,193

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	3,153	3,437

EXCO Resources, Inc., 7.50%, 9/15/18	405	387
8.50%, 4/15/22	1,765	1,677

Halcon Resources Corp., 9.75%, 7/15/20	480	488

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22 (1)(2)	230	230

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Exploration & Production – 9.4% – continued

Legacy Reserves L.P./Legacy Reserves Finance Corp., 8.00%, 12/1/20	$900	$936
6.63%, 12/1/21	3,120	3,058
6.63%, 12/1/21 (1)	1,850	1,813

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	1,115	1,089
8.63%, 4/15/20	980	1,013
7.75%, 2/1/21	2,231	2,248

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 9/15/21	1,625	1,584

Memorial Production Partners L.P./Memorial Production Finance Corp., 7.63%, 5/1/21	4,131	4,110

Memorial Production Partners L.P./Memorial Production Finance Corp., 6.88%, 8/1/22 (1)(2)	2,360	2,254

Newfield Exploration Co., 5.75%, 1/30/22	2,035	2,183
5.63%, 7/1/24	1,135	1,214

QEP Resources, Inc., 5.38%, 10/1/22	10	10
5.25%, 5/1/23	1,075	1,043

Range Resources Corp., 5.75%, 6/1/21	395	415
5.00%, 8/15/22	713	729

Rex Energy Corp., 8.88%, 12/1/20	640	688
6.25%, 8/1/22 (1)(2)	2,930	2,827

Rice Energy, Inc., 6.25%, 5/1/22 (1)(2)	620	605

Rosetta Resources, Inc., 5.63%, 5/1/21	820	800
5.88%, 6/1/22	2,550	2,540
5.88%, 6/1/24	555	545

RSP Permian, Inc., 6.63%, 10/1/22 (1)(2)	1,500	1,509

Sanchez Energy Corp., 6.13%, 1/15/23 (1)(2)	285	282

SandRidge Energy, Inc., 7.50%, 3/15/21	2,223	2,167

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Exploration & Production – 9.4% – continued

8.13%, 10/15/22	$260	$260
7.50%, 2/15/23	2,415	2,346

Whiting Petroleum Corp., 5.00%, 3/15/19	615	632

WPX Energy, Inc., 5.25%, 9/15/24	290	281
		57,884

Financial Services – 1.0%

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.88%, 3/15/19	2,600	2,561
5.88%, 2/1/22	355	355

Morgan Stanley, 8.00%, 5/9/17 (6)	1,300	1,253

Opal Acquisition, Inc., 8.88%, 12/15/21 (1)	1,120	1,157

Rio Oil Finance Trust, Series 2014-1, 6.25%, 7/6/24 (1)	545	562
		5,888

Food & Beverage – 0.4%

Constellation Brands, Inc., 4.25%, 5/1/23	455	444

Crestview DS Merger Sub II, Inc., 10.00%, 9/1/21	690	762

Post Holdings, Inc., 6.00%, 12/15/22 (1)	1,030	943

TreeHouse Foods, Inc., 4.88%, 3/15/22	325	320
		2,469

Hardware – 0.3%

Zebra Technologies Corp., 7.25%, 10/15/22 (5)	1,850	1,850

Health Care Facilities & Services – 7.7%

Acadia Healthcare Co., Inc., 6.13%, 3/15/21	3,200	3,296
5.13%, 7/1/22	2,300	2,243

Amsurg Corp., 5.63%, 11/30/20	693	700
5.63%, 7/15/22 (1)(2)	1,155	1,143

BioScrip, Inc., 8.88%, 2/15/21 (1)(2)	385	394

CHS/Community Health Systems, Inc., 5.13%, 8/15/18	450	462

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Health Care Facilities & Services – 7.7% – continued
8.00%, 11/15/19	$455	$486
5.13%, 8/1/21 (1)(2)	415	414
6.88%, 2/1/22 (1)(2)	2,705	2,813

DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,135	4,285
5.13%, 7/15/24	1,050	1,032

Envision Healthcare Corp., 5.13%, 7/1/22 (1)	3,620	3,566

Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (1)	595	626

Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (1)	835	916

HCA Holdings, Inc., 6.25%, 2/15/21	440	460

HCA, Inc., 6.50%, 2/15/20	835	912
4.75%, 5/1/23	230	225
7.50%, 12/15/23	260	283
5.00%, 3/15/24	1,070	1,053
8.36%, 4/15/24	680	782
7.69%, 6/15/25	1,310	1,441
7.58%, 9/15/25	240	262
7.05%, 12/1/27	70	70
7.50%, 11/6/33	820	861
7.75%, 7/15/36	420	456

IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	935	979

Jaguar Holding Co. I, 9.38%, 10/15/17 (1)(4)	1,050	1,060

Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19 (1)	630	676

LifePoint Hospitals, Inc., 5.50%, 12/1/21	365	370

ResCare, Inc., 10.75%, 1/15/19	1,360	1,442

Symbion, Inc., 8.00%, 6/15/16	500	519

Tenet Healthcare Corp., 6.25%, 11/1/18	870	924
5.00%, 3/1/19 (1)(2)	245	242
6.75%, 2/1/20	655	683
6.00%, 10/1/20	3,010	3,183
8.13%, 4/1/22	1,325	1,454
6.88%, 11/15/31	2,115	2,041

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Health Care Facilities & Services – 7.7% – continued

United Surgical Partners International, Inc., 9.00%, 4/1/20	$3,280	$3,534

Universal Health Services, Inc., 3.75%, 8/1/19 (1)(2)	445	444
4.75%, 8/1/22 (1)(2)	855	854
		47,586

Home Improvement – 1.0%

Atrium Windows & Doors, Inc., 7.75%, 5/1/19 (1)(2)	1,025	994

CPG Merger Sub LLC, 8.00%, 10/1/21 (1)	520	528

ServiceMaster (The) Co., 8.00%, 2/15/20	1,537	1,626
7.00%, 8/15/20	1,407	1,463
7.45%, 8/15/27	1,535	1,550
		6,161

Homebuilders – 1.9%

Beazer Homes USA, Inc., 7.25%, 2/1/23	865	861

D.R. Horton, Inc., 4.38%, 9/15/22	130	125
5.75%, 8/15/23	1,340	1,390

K Hovnanian Enterprises, Inc., 5.00%, 11/1/21	1,520	1,322

KB Home, 7.00%, 12/15/21	1,025	1,068
7.50%, 9/15/22	595	637

Lennar Corp., 4.75%, 11/15/22	1,150	1,113

PulteGroup, Inc., 7.88%, 6/15/32	1,710	1,924

Ryland Group (The), Inc., 5.38%, 10/1/22	375	365

Standard Pacific Corp., 8.38%, 1/15/21	240	275
6.25%, 12/15/21	515	525

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (1)	965	941

Weyerhaeuser Real Estate Co., 4.38%, 6/15/19 (1)(2)	1,070	1,046
		11,592

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Industrial Other – 0.8%

AECOM Technology Corp., 5.88%, 10/15/24 (1)(2)(5)	$245	$246

Building Materials Holding Corp., 9.00%, 9/15/18 (1)(2)	470	510

Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19 (1)(2)	455	451

Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (1)	510	537

SBA Telecommunications, Inc., 5.75%, 7/15/20	2,860	2,910

Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.38%, 5/1/22 (1)(2)	485	466
		5,120

Internet Media – 1.1%

Ancestry.com, Inc., 9.63%, 10/15/18 (1)(2)(4)	890	890
11.00%, 12/15/20	5,010	5,711

IAC/InterActiveCorp, 4.88%, 11/30/18	410	414
		7,015

Machinery Manufacturing – 0.6%

Case New Holland, Inc., 7.88%, 12/1/17	1,000	1,111

Cleaver-Brooks, Inc., 8.75%, 12/15/19 (1)	1,190	1,288

Manitowoc (The) Co., Inc., 8.50%, 11/1/20	595	640

Terex Corp., 6.50%, 4/1/20	395	414
6.00%, 5/15/21	455	473
		3,926

Managed Care – 0.2%

MPH Acquisition Holdings LLC, 6.63%, 4/1/22 (1)(2)	555	560

WellCare Health Plans, Inc., 5.75%, 11/15/20	433	441
		1,001

Manufactured Goods – 0.2%

EnPro Industries, Inc., 5.88%, 9/15/22 (1)(2)	1,230	1,248

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Medical Equipment & Devices Manufacturing – 0.5%

DJO Finance LLC/DJO Finance Corp., 9.88%, 4/15/18	$475	$498

Physio-Control International, Inc., 9.88%, 1/15/19 (1)	2,532	2,709
		3,207

Metals & Mining – 2.6%

Alcoa, Inc., 5.13%, 10/1/24	405	406
5.90%, 2/1/27	780	817
6.75%, 1/15/28	165	187

Century Aluminum Co., 7.50%, 6/1/21 (1)	5,000	5,325

Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	5,240	5,528

Shale-Inland Holdings LLC/Shale-Inland Finance Corp., 8.75%, 11/15/19 (1)	3,070	3,177

Steel Dynamics, Inc., 6.38%, 8/15/22	515	544
		15,984

Oil & Gas Services & Equipment – 0.5%

Forum Energy Technologies, Inc., 6.25%, 10/1/21	2,170	2,230

Hercules Offshore, Inc., 10.25%, 4/1/19 (1)	455	433
8.75%, 7/15/21 (1)	495	431

Parker Drilling Co., 6.75%, 7/15/22 (1)(2)	40	40

Pioneer Energy Services Corp., 6.13%, 3/15/22 (1)(2)	205	203
		3,337

Pharmaceuticals – 1.0%

Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19 (1)(2)	515	539
7.25%, 1/15/22 (1)(2)	245	258
5.38%, 1/15/23 (1)	1,715	1,638

Valeant Pharmaceuticals International, 6.88%, 12/1/18 (1)	545	563
6.38%, 10/15/20 (1)	2,000	2,055
7.25%, 7/15/22 (1)	740	781
		5,834

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Pipeline – 1.3%

Access Midstream Partners L.P./ACMP Finance Corp., 5.88%, 4/15/21	$300	$317
6.13%, 7/15/22	825	879
4.88%, 5/15/23	345	354
4.88%, 3/15/24	370	378

Energy Transfer Equity L.P., 7.50%, 10/15/20	655	729
5.88%, 1/15/24	510	516

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 4.50%, 7/15/23	818	793

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	315	331
5.88%, 3/1/22	1,115	1,160
5.50%, 4/15/23	430	435
4.50%, 11/1/23	1,155	1,117

Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.75%, 9/1/20	515	536

Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, 7/15/22 (1)(2)	450	446

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/23	165	158
		8,149

Power Generation – 1.0%

Calpine Corp., 6.00%, 1/15/22 (1)	265	280
5.38%, 1/15/23	1,095	1,060

NRG Energy, Inc., 7.63%, 1/15/18	1,500	1,650
8.25%, 9/1/20	1,810	1,939
7.88%, 5/15/21	185	199
6.25%, 7/15/22 (1)(2)	1,180	1,210
		6,338

Property & Casualty Insurance – 0.2%

Hockey Merger Sub 2, Inc., 7.88%, 10/1/21 (1)(2)	1,010	1,034

Publishing & Broadcasting – 3.6%

Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	3,040	3,131

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Publishing & Broadcasting – 3.6% – continued
7.63%, 3/15/20	$1,975	$2,049
6.50%, 11/15/22	2,855	2,891
6.50%, 11/15/22	1,085	1,109

Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350	1,384

Gannett Co., Inc., 5.13%, 10/15/19 (1)	1,005	1,015
5.13%, 7/15/20	590	592
4.88%, 9/15/21 (1)(2)	95	92
5.50%, 9/15/24 (1)(2)	145	143

iHeartCommunications, Inc., 10.00%, 1/15/18	815	683
6.88%, 6/15/18	308	291
9.00%, 12/15/19	580	584
11.25%, 3/1/21	1,167	1,243
7.25%, 10/15/27	180	150

Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (1)(2)	885	865

Sirius XM Holdings, Inc., 5.88%, 10/1/20 (1)	2,060	2,086

Sirius XM Radio, Inc., 5.75%, 8/1/21 (1)	4,000	4,020

Univision Communications, Inc., 6.88%, 5/15/19 (1)	125	130
		22,458

Real Estate – 0.9%

Iron Mountain, Inc., 8.38%, 8/15/21	299	311
5.75%, 8/15/24	1,545	1,516

iStar Financial, Inc., 4.00%, 11/1/17	700	679
5.00%, 7/1/19	595	573

MPT Operating Partnership L.P./MPT Finance Corp., 5.50%, 5/1/24	625	639

Prologis L.P., 6.30%, 6/1/13	495	492

Realogy Group LLC, 7.63%, 1/15/20 (1)	460	492

Rialto Holdings LLC/Rialto Corp., 7.00%, 12/1/18 (1)	1,052	1,073
		5,775

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Refining & Marketing – 0.0%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 1/15/22	$55	$56

Retail – Consumer Discretionary – 1.4%

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,274	1,325
7.00%, 5/20/22	1,486	1,557

Builders FirstSource, Inc., 7.63%, 6/1/21 (1)	730	743

Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 1/15/22	1,140	1,111

GameStop Corp., 5.50%, 10/1/19 (1)(2)	340	336

Hertz (The) Corp., 5.88%, 10/15/20	495	502

L Brands, Inc., 6.63%, 4/1/21	164	180
5.63%, 2/15/22	325	339
5.63%, 10/15/23	555	579

Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/1/18 (1)(4)	150	153

Party City Holdings, Inc., 8.88%, 8/1/20	1,225	1,323

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.38%, 8/1/21	534	566

Toys R Us, Inc., 7.38%, 10/15/18	150	103
		8,817

Retail – Consumer Staples – 0.2%

KeHE Distributors LLC/KeHE Finance Corp., 7.63%, 8/15/21 (1)	1,145	1,214

Semiconductors – 0.4%

Advanced Micro Devices, Inc., 7.00%, 7/1/24	250	239

Amkor Technology, Inc., 6.63%, 6/1/21	1,495	1,559

Freescale Semiconductor, Inc., 8.05%, 2/1/20	205	218
6.00%, 1/15/22 (1)	495	502
		2,518

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Software & Services – 1.7%

Activision Blizzard, Inc., 5.63%, 9/15/21 (1)(2)	$820	$853

Audatex North America, Inc., 6.13%, 11/1/23 (1)	315	323

Blackboard, Inc., 7.75%, 11/15/19 (1)	786	778

BMC Software Finance, Inc., 8.13%, 7/15/21 (1)(2)	550	528

Nuance Communications, Inc., 5.38%, 8/15/20 (1)	4,380	4,281

Sophia Holding Finance L.P./Sophia Holding Finance, Inc., 9.63%, 12/1/18 (1)(2)(4)	795	803

Sophia L.P./Sophia Finance, Inc., 9.75%, 1/15/19 (1)	1,545	1,661

SunGard Data Systems, Inc., 7.38%, 11/15/18	128	132
6.63%, 11/1/19	900	900

		10,259

Supermarkets & Pharmacies – 1.0%

New Albertsons, Inc., 6.63%, 6/1/28	165	134
7.45%, 8/1/29	2,050	1,866

Rite Aid Corp., 9.25%, 3/15/20	525	572
6.75%, 6/15/21	3,310	3,385

		5,957

Travel & Lodging – 0.1%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (1)(2)	705	726

Utilities – 0.2%

IPALCO Enterprises, Inc., 5.00%, 5/1/18	265	279

NGL Energy Partners L.P./NGL Energy Finance Corp., 5.13%, 7/15/19 (1)(2)	320	314

RJS Power Holdings LLC, 5.13%, 7/15/19 (1)(2)	790	782

		1,375

Wireless Telecommunications Services – 2.3%

Hughes Satellite Systems Corp., 6.50%, 6/15/19	625	664

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Wireless Telecommunications Services – 2.3% – continued

Sprint Capital Corp., 6.88%, 11/15/28	$4,030	$3,849
8.75%, 3/15/32	1,254	1,368

Sprint Communications, Inc., 9.00%, 11/15/18 (1)	245	283
7.00%, 8/15/20	350	365

Sprint Corp., 7.25%, 9/15/21 (1)	199	207
7.88%, 9/15/23 (1)	1,245	1,320
7.13%, 6/15/24 (1)(2)	1,095	1,103

Syniverse Holdings, Inc., 9.13%, 1/15/19	530	556

T-Mobile USA, Inc., 6.54%, 4/28/20	1,570	1,609
6.63%, 4/28/21	870	892
6.13%, 1/15/22	320	322
6.00%, 3/1/23	625	624
6.50%, 1/15/24	315	319
6.38%, 3/1/25	760	758

		14,239

Wireline Telecommunications Services – 2.0%

CenturyLink, Inc., 5.63%, 4/1/20	80	83
6.45%, 6/15/21	868	929
6.75%, 12/1/23	320	343

Cincinnati Bell Telephone Co. LLC, 6.30%, 12/1/28	50	48

Embarq Corp., 8.00%, 6/1/36	390	422

Frontier Communications Corp., 6.88%, 1/15/25	485	479
9.00%, 8/15/31	1,557	1,615
7.45%, 7/1/35	10	9

Level 3 Financing, Inc., 9.38%, 4/1/19	989	1,057
8.13%, 7/1/19	530	564
8.63%, 7/15/20	1,055	1,142
6.13%, 1/15/21 (1)	1,005	1,035

Qwest Capital Funding, Inc., 7.63%, 8/3/21	260	289
6.88%, 7/15/28	650	644

Qwest Corp., 6.88%, 9/15/33	1,968	1,964

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 69.8% – continued

Wireline Telecommunications Services – 2.0% – continued

Windstream Corp., 7.75%, 10/1/21	$370	$394
7.50%, 6/1/22	1,225	1,288
		12,305
Total Corporate Bonds
(Cost $428,040)		431,142

FOREIGN ISSUER BONDS – 11.1%

Airlines – 0.0%

Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (1)	261	272

Banks – 0.2%

Banco Santander Brasil S.A., 8.00%, 3/18/16 (1)(7)	2,400	946

HBOS PLC, 6.00%, 11/1/33 (1)(2)	200	222
		1,168

Biotechnology – 0.2%

Grifols Worldwide Operations Ltd., 5.25%, 4/1/22 (1)(2)	1,050	1,037

Cable & Satellite – 0.6%

Altice S.A., 7.25%, 5/15/22 (1)(2)(8)	110	144
7.75%, 5/15/22 (1)(2)	1,125	1,162

Numericable Group S.A., 4.88%, 5/15/19 (1)(2)	225	222
5.38%, 5/15/22 (1)(2)(8)	195	255
6.00%, 5/15/22 (1)(2)	1,475	1,486
6.25%, 5/15/24 (1)(2)	345	344
		3,613

Casinos & Gaming – 0.9%

Great Canadian Gaming Corp., 6.63%, 7/25/22 (1)(9)	5,710	5,379

Chemicals – 0.1%

Braskem Finance Ltd., 6.45%, 2/3/24	325	338

Perstorp Holding AB, 11.00%, 8/15/17 (1)(2)	510	525
		863

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.1% – continued

Commercial Finance – 0.4%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21 (1)	$785	$762
5.00%, 10/1/21 (1)(2)	900	896

Aircastle Ltd., 5.13%, 3/15/21	1,000	987
		2,645

Construction Materials Manufacturing – 0.5%

Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (1)(2)	3,248	3,362

Containers & Packaging – 0.2%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 (1)(2)	200	192

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.63%, 12/15/16 (1)(2)	260	258
6.00%, 6/15/17 (1)(2)	510	502
		952

Design, Manufacturing & Distribution – 0.2%

Flextronics International Ltd., 4.63%, 2/15/20	224	224
5.00%, 2/15/23	735	733
		957

Diversified Banks – 0.3%

Royal Bank of Scotland Group PLC, 5.50%, 12/31/14 (8)(10)	290	354
6.13%, 12/15/22	1,695	1,794
		2,148

Exploration & Production – 0.5%

Baytex Energy Corp., 5.13%, 6/1/21 (1)(2)	105	102
5.63%, 6/1/24 (1)(2)	840	806

MEG Energy Corp., 6.38%, 1/30/23 (1)(2)	610	615
7.00%, 3/31/24 (1)(2)	35	36

OGX Austria GmbH, 8.50%, 6/1/18 (1)(11)	2,420	97
8.38%, 4/1/22 (1)(11)	1,800	60

Pacific Rubiales Energy Corp., 5.38%, 1/26/19 (1)	1,000	1,015

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.1% – continued

Exploration & Production – 0.5% – continued

Ultra Petroleum Corp., 5.75%, 12/15/18 (1)(2)	$285	$287
		3,018

Food & Beverage – 0.1%

BRF S.A., 7.75%, 5/22/18 (1)(7)	1,800	647

Cosan Luxembourg S.A., 9.50%, 3/14/18 (1)(7)	600	220
		867

Government Development Banks – 0.3%

Export-Import Bank of Korea, 4.00%, 11/26/15 (1)(12)	92,000	2,083

Health Care Facilities & Services – 0.0%

Catamaran Corp., 4.75%, 3/15/21	310	298

Home Improvement – 0.2%

Masonite International Corp., 8.25%, 4/15/21 (1)(2)	1,010	1,081

Homebuilders – 0.1%

Corp. GEO S.A.B. de C.V., 8.88%, 3/27/22 (1)(2)(11)	1,400	128

Urbi Desarrollos Urbanos S.A.B. de C.V., 9.50%, 1/21/20 (1)(11)	315	41
9.75%, 2/3/22 (1)(11)	1,600	208
		377

Industrial Other – 0.2%

Odebrecht Finance Ltd., 8.25%, 4/25/18 (1)(7)	900	332
4.38%, 4/25/25 (1)	800	752

Transfield Services Ltd., 8.38%, 5/15/20 (1)(2)	385	400
		1,484

Integrated Oils – 0.1%

Petrobras Global Finance B.V., 6.25%, 3/17/24	680	712

Machinery Manufacturing – 0.0%

Emeco Pty Ltd., 9.88%, 3/15/19 (1)(2)	200	199

Metals & Mining – 1.0%

ArcelorMittal, 5.75%, 8/5/20	2,671	2,788

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.1% – continued

Metals & Mining – 1.0% – continued
7.50%, 10/15/39	$1,060	$1,092
7.25%, 3/1/41	1,530	1,534

First Quantum Minerals Ltd., 7.00%, 2/15/21 (1)(2)	195	197
7.25%, 5/15/22 (1)(2)	300	307
		5,918

Oil & Gas Services & Equipment – 0.2%

Paragon Offshore PLC, 6.75%, 7/15/22 (1)(2)	380	321
7.25%, 8/15/24 (1)(2)	950	803
		1,124

Pharmaceuticals – 0.0%

Valeant Pharmaceuticals International, Inc., 5.63%, 12/1/21 (1)(2)	155	154

Pipeline – 0.0%

Gibson Energy, Inc., 6.75%, 7/15/21 (1)(2)	100	106

Restaurants – 0.1%

New Red Finance, Inc., 6.00%, 4/1/22	320	318

Sovereigns – 1.4%

Brazilian Government International Bond, 10.25%, 1/10/28 (1)(7)	2,000	803

Mexican Bonos, 7.75%, 12/14/17 (3)	3,400	276
4.75%, 6/14/18 (3)	24,000	1,777
8.00%, 12/7/23 (3)	6,950	587
7.75%, 11/13/42 (3)	40,780	3,334

Philippine Government International Bond, 6.25%, 1/14/36 (12)	40,000	959

Portugal Government International Bond, 5.13%, 10/15/24 (1)	660	684
		8,420

Supranationals – 0.5%

International Bank for Reconstruction & Development, 4.25%, 2/5/16 (13)	516,000	872

International Finance Corp., 10.50%, 4/17/18 (7)	995	411
7.80%, 6/3/19 (14)	106,560	1,827
		3,110

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.1% – continued

Utilities – 0.4%

Enel S.p.A., 8.75%, 9/24/73 (1)(2)	$1,908	$2,211

Wireless Telecommunications Services – 1.3%

America Movil S.A.B. de C.V., 6.45%, 12/5/22 (3)	4,000	290
8.46%, 12/18/36 (3)	11,400	830

Inmarsat Finance PLC, 4.88%, 5/15/22 (1)	735	718

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	1,620	1,547

Intelsat Luxembourg S.A., 7.75%, 6/1/21	1,045	1,065
8.13%, 6/1/23	440	459

Telecom Italia S.p.A., 5.30%, 5/30/24 (1)(2)	1,520	1,490

Wind Acquisition Finance S.A., 4.20%, 7/15/20 (1)(2)(8)	210	265
4.75%, 7/15/20 (1)(2)	1,265	1,216
		7,880

Wireline Telecommunications Services – 1.1%

Axtel S.A.B. de C.V., 8.00%, 1/31/20 (1)(2)	722	715

Bakrie Telecom Pte Ltd., 11.50%, 5/7/15 (1)(2)(11)	1,550	141

Oi S.A., 5.75%, 2/10/22	1,690	1,580

Telecom Italia Capital S.A., 6.38%, 11/15/33	100	100
6.00%, 9/30/34	615	602

Telefonica Emisiones S.A.U., 7.05%, 6/20/36	975	1,235

UPCB Finance III Ltd., 6.63%, 7/1/20 (1)(2)	710	742

Virgin Media Finance PLC, 6.00%, 10/15/24 (1)(2)(5)	920	921

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (1)	520	524
		6,560
Total Foreign Issuer Bonds
(Cost $77,269)		68,316

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 4.2% (15)

Advertising & Marketing – 0.0%

Advantage Sales and Marketing Inc. Term Loan, 7/25/22 (16)	$110	$108

Advantage Sales and Marketing Inc., Delayed Draw Term Loan, 7/25/21(16)	33

Advantage Sales and Marketing Inc., Initial Term Loan, 7/23/21 (16)	107	105
		216

Casinos & Gaming – 0.5%

Graton Economic Development Authority, Closing Date Term Loan B, 9.00%, 8/22/18	532	546

Scientific Games International Inc. – Term B-2 Loan, 9/17/21(16)	1,855	1,814

Station Casinos LLC, B Term Loan, 4.25%, 3/2/20	720	721
		3,081

Chemicals – 0.1%

Axalta Coating Systems US Holdings, Inc., 3.75%, 2/1/20	467	457

Coal Operations – 0.0%

Peabody Energy Corporation, Term Loan, 4.25%, 9/24/20	1	1

Commercial Finance – 0.1%

International Lease Finance Corp., Loan, 3.50%, 2/26/21	450	444

Consumer Services – 0.2%

Aramark Corporation – U.S. Term F Loan, 3.25%, 2/24/21	1,247	1,223

Entertainment Resources – 0.2%

Mohegan Tribal Gaming Authority, Term B Loan, 5.50%, 11/19/19	1,156	1,140

Financial Services – 0.1%

Nuveen Investments, Inc. – Tranche B First-Lien Term Loan, 4.16%, 5/31/17	435	433

Food & Beverage – 0.9%

H. J. Heinz Company – Term B-2 Loan, 3.50%, 6/5/20	1,052	1,038

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 4.2% (15) – continued

Food & Beverage – 0.9% – continued

Milk Specialties Co., Initial Term Loan, 7.50%, 11/9/18	$4,867	$4,831
		5,869

Health Care Facilities & Services – 0.2%

United Surgical Partners International, Inc., New Tranche B Term Loan, 4.75%, 4/3/19	968	965

Home Improvement – 0.0%

Servicemaster Company, LLC, The – Initial Term Loan, 4.25%, 6/25/21	310	305

Managed Care – 0.1%

MPH Acquisition Holdings LLC, Initial Term Loan, 4.00%, 3/31/21	666	649

Media Non-Cable – 0.3%

Van Wagner Communications, LLC, Replacement Term Loan, 7.25%, 8/3/18	1,930	1,926

Oil & Gas Services & Equipment – 0.1%

Pinnacle Holdco S.a.r.l., Initial Term Loan (Second Lien), 10.50%, 7/30/20	422	420

Publishing & Broadcasting – 0.3%

Clear Channel Communications, Inc. Tranche D Term Loan, 6.90%, 1/30/19	271	258

Clear Channel Communications, Inc., Tranche B Term Loan, 3.80%, 1/29/16	493	488

Clear Channel Communications, Inc., Tranche E Term Loan, 7.65%, 7/30/19	723	705

Univision Communications, Inc., 2013 Incremental Term Loan, 4.00%, 3/1/20	441	432
		1,883

Real Estate – 0.1%

Realogy Group LLC (fka Realogy Corporation) Initial Term B Loan 2014, 3.75%, 3/5/20	543	534

Retail – Consumer Discretionary – 0.0%

Neff Rental LLC, Closing Date Loan, 5/21/21 (16)	85	85

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 4.2% (15) – continued

Retail Staples – 0.0%

Albertson’s LLC, Term B-4 Loan, 4.50%, 6/25/21	$332	$326

Semiconductors – 0.3%

Avago Technologies Holdings Luxembourg S.A R.L., Term Loan, 3.75%, 4/16/21	1,476	1,462

Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 2/28/20 (16)	56	55
4.25%, 2/28/20	447	439
		1,956

Software & Services – 0.1%

Ellucian, Inc., Term B-1 Loan, 4.00%, 7/19/18	355	350

Transportation & Logistics – 0.2%

Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17	1,269	1,275

OSG Bulk Ships, Inc., Initial Term Loan, 5.25%, 7/22/19	115	115
		1,390

Wireless Telecommunications Services – 0.1%

Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 3.75%, 6/30/19	825	811

Wireline Telecommunications Services – 0.3%

Integra Telecom Holdings, Inc., Term B Loan, 5.25%, 2/22/19	494	490

Level 3 Financing, Inc., Tranche B-III 2019 Term Loan, 4.00%, 8/1/19	825	810

Level 3 Financing, Inc.Tranche B 2020 Term Loan, 4.00%, 1/15/20	357	351
		1,651
Total Term Loans
(Cost $26,294)		26,115

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.3%

Automotive – 0.3%

General Motors Co.	48,824	$1,560

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.3% – continued

Industrial Services – 0.0%

United Rentals, Inc.*	2,047	$227
Total Common Stocks
(Cost $1,655)		1,787

PREFERRED STOCKS – 0.7%

Consumer Finance – 0.6%

Ally Financial, Inc., (1)(10)	3,605	3,609

Homebuilders – 0.0%

Hovnanian Enterprises, Inc.,*	10,100	161

Real Estate – 0.1%

iStar Financial, Inc., 7.65%	850	20

iStar Financial, Inc., 7.80%	11,500	283

iStar Financial, Inc., 7.88%	19,875	491
		794
Total Preferred Stocks
(Cost $3,905)		4,564

CONVERTIBLE PREFERRED STOCKS – 0.7%

Diversified Banks – 0.0%

Bank of America Corp., 7.25%	196	225

Food & Beverage – 0.2%

Tyson Foods, Inc.*	18,174	915

Metals & Mining – 0.0%

ArcelorMittal, 6.00%	9,786	208

Real Estate – 0.3%

Crown Castle International Corp., 4.5%	9,063	953

Weyerhaeuser Co., 6.38%	13,751	743
		1,696

Utilities – 0.2%

Dominion Resources, Inc., 6.13%	612	35

Dominion Resources, Inc., 6.38%	11,950	596

NextEra Energy, Inc., 5.89%	5,209	312
		943
Total Convertible Preferred Stocks
(Cost $3,845)		3,987

OTHER – 0.0% (17)

Escrow GCB Dynergy Holdings	1,810,000	–
Total Other
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (18)(19)	43,268,284	$43,268
Total Investment Companies
(Cost $43,268)		43,268

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 2/5/15 (20)	$545	$545
Total Short-Term Investments
(Cost $545)		545

Total Investments – 99.5%
(Cost $612,618)		614,220

Other Assets less Liabilities – 0.5%		3,217
NET ASSETS – 100.0%		$617,437

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2014, the value of these restricted illiquid securities amounted to approximately $68,870,000 or 11.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Activision Blizzard, Inc., 5.63%, 9/15/21	9/12/13-2/20/14	$834

AECOM Technology Corp., 5.88%, 10/15/24	9/17/14	245

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	9/24/14	900

Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17	11/14/12-11/15/12	3,273

Altice S.A., 7.25%, 5/15/22	4/23/14	152

Altice S.A., 7.75%, 5/15/22	4/23/14-7/7/14	1,169

Amsurg Corp., 5.63%, 7/15/22	7/1/14	1,155

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Ancestry.com, Inc., 9.63%, 10/15/18	8/14/14	$906

Anna Merger Sub, Inc., 7.75%, 10/1/22	9/15/14	465

Antero Resources Corp., 5.13%, 12/1/22	4/23/14	1,045

APX Group, Inc., 8.75%, 12/1/20	6/26/14	235

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21	6/20/14	200

Atrium Windows & Doors, Inc., 7.75%, 5/1/19	4/11/14-9/17/14	1,022

Axtel S.A.B. de C.V., 8.00%, 1/31/20	9/25/09-10/21/11	943

Bakrie Telecom Pte Ltd., 11.50%, 5/7/15	4/30/10-9/13/11	1,409

Baytex Energy Corp., 5.13%, 6/1/21	5/29/14	105

Baytex Energy Corp., 5.63%, 6/1/24	5/29/14-7/8/14	845

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.63%, 12/15/16	11/12/13	260

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 6.00%, 6/15/17	12/4/13	513

BioScrip, Inc., 8.88%, 2/15/21	2/6/14-2/7/14	387

BMC Software Finance, Inc., 8.13%, 7/15/21	1/30/14-2/6/14	562

Building Materials Holding Corp., 9.00%, 9/15/18	7/22/14-9/23/14	509

California Resources Corp., 5.00%, 1/15/20	9/11/14	245

California Resources Corp., 5.50%, 9/15/21	9/11/14	1,045

California Resources Corp., 6.00%, 11/15/24	9/11/14	1,085

CHS/Community Health Systems, Inc., 5.13%, 8/1/21	1/15/14	415

CHS/Community Health Systems, Inc., 6.88%, 2/1/22	1/15/14-8/19/14	2,781

Corp. GEO S.A.B. de C.V., 8.88%, 3/27/22	3/21/12-4/17/13	1,164

Emeco Pty Ltd., 9.88%, 3/15/19	3/7/14	197

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Emergent Biosolutions, Inc., 2.88%, 1/15/21	1/23/14-9/29/14	$745

Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19	7/8/11-11/30/11	536

Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22	7/23/14-7/24/14	261

Enel S.p.A., 8.75%, 9/24/73	9/17/13-3/11/14	2,050

EnPro Industries, Inc., 5.88%, 9/15/22	9/11/14	1,225

First Quantum Minerals Ltd., 7.00%, 2/15/21	6/16/14	201

First Quantum Minerals Ltd., 7.25%, 5/15/22	5/8/14	300

GameStop Corp., 5.50%, 10/1/19	9/22/14-9/23/14	340

Gannett Co., Inc., 4.88%, 9/15/21	9/3/14	94

Gannett Co., Inc., 5.50%, 9/15/24	9/3/14	144

Gibson Energy, Inc., 6.75%, 7/15/21	6/9/14	108

Grifols Worldwide Operations Ltd., 5.25%, 4/1/22	5/13/14	1,087

HBOS PLC, 6.00%, 11/1/33	11/10/11	130

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	5/14/14-7/30/14	747

Hockey Merger Sub 2, Inc., 7.88%, 10/1/21	5/13/14	1,088

Jarden Corp., 1.13%, 3/15/34	4/8/14-7/22/14	421

Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 4/15/22	5/13/14-7/11/14	760

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22	3/27/14	230

Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	5/9/14	450

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21	7/29/14	1,850

Masonite International Corp., 8.25%, 4/15/21	1/15/14	1,098

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
MEG Energy Corp., 6.38%, 1/30/23	8/7/13-9/10/13	$609

MEG Energy Corp., 7.00%, 3/31/24	11/1/13	35

Memorial Production Partners L.P./Memorial Production Finance Corp., 6.88%, 8/1/22	7/14/14	2,324

MercadoLibre, Inc., 2.25%, 7/1/19	6/25/14-7/16/14	540

MPH Acquisition Holdings LLC, 6.63%, 4/1/22	3/18/14	555

NGL Energy Partners L.P./NGL Energy Finance Corp., 5.13%, 7/15/19	6/24/14	320

Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22	3/28/14-6/23/14	889

NRG Energy, Inc., 6.25%, 7/15/22	1/10/14	1,180

Numericable Group S.A., 4.88%, 5/15/19	4/23/14	225

Numericable Group S.A., 5.38%, 5/15/22	4/23/14	269

Numericable Group S.A., 6.00%, 5/15/22	4/23/14-4/25/14	1,478

Numericable Group S.A., 6.25%, 5/15/24	4/23/14	345

Palo Alto Networks, Inc., 0.00%, 7/1/19	6/25/14-7/10/14	549

Paragon Offshore PLC, 6.75%, 7/15/22	7/11/14-8/1/14	378

Paragon Offshore PLC, 7.25%, 8/15/24	7/11/14-7/31/14	945

Parker Drilling Co., 6.75%, 7/15/22	1/7/14	40

Perstorp Holding AB, 11.00%, 8/15/17	7/14/14-8/6/14	547

Pioneer Energy Services Corp., 6.13%, 3/15/22	3/10/14-3/11/14	206

PQ Corp., 8.75%, 5/1/18	11/1/12-8/19/14	1,702

Rex Energy Corp., 6.25%, 8/1/22	7/14/14-9/4/14	2,923

Rice Energy, Inc., 6.25%, 5/1/22	5/13/14-9/29/14	626

RJS Power Holdings LLC, 5.13%, 7/15/19	7/2/14	790

Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, 7/15/22	6/27/14	450

RSP Permian, Inc., 6.63%, 10/1/22	9/23/14	1,503

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Sanchez Energy Corp., 6.13%, 1/15/23	6/13/14	$285

Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.38%, 5/1/22	4/7/14	485

Sophia Holding Finance L.P./Sophia Holding Finance, Inc., 9.63%, 12/1/18	11/14/13-1/10/14	798

Springleaf Funding Trust, Series 2014-AA, Class C, 4.45%, 12/15/22	3/19/14	575

Sprint Corp., 7.13%, 6/15/24	12/9/13	1,095

Telecom Italia S.p.A., 5.30%, 5/30/24	6/26/14-8/7/14	1,503

Tenet Healthcare Corp., 5.00%, 3/1/19	3/5/14	245

Transfield Services Ltd., 8.38%, 5/15/20	5/7/14-7/31/14	390

Ultra Petroleum Corp., 5.75%, 12/15/18	12/6/13	285

Universal Health Services, Inc., 3.75%, 8/1/19	7/29/14	445

Universal Health Services, Inc., 4.75%, 8/1/22	7/29/14	855

UPCB Finance III Ltd., 6.63%, 7/1/20	2/8/13	756

Valeant Pharmaceuticals International, Inc., 5.63%, 12/1/21	6/18/14-8/4/14	157

Virgin Media Finance PLC, 6.00%, 10/15/24	9/23/14	920

Walter Investment Management Corp., 7.88%, 12/15/21	12/12/13-5/8/14	1,287

Wave Holdco LLC/Wave Holdco Corp., 8.25%, 7/15/19	6/18/14	150

Weyerhaeuser Real Estate Co., 4.38%, 6/15/19	6/4/14	1,058

Wind Acquisition Finance S.A., 4.20%, 7/15/20	6/24/14	286

Wind Acquisition Finance S.A., 4.75%, 7/15/20	6/24/14	1,020

WMG Acquisition Corp., 6.75%, 4/15/22	3/26/14-3/27/14	1,564

(3)	Principal amount is denoted in Mexican Peso.
(4)	Security is payment in-kind bond.
(5)	When-Issued Security.
(6)	Principal amount is denoted in Australian Dollar.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

(7)	Principal amount is denoted in Brazilian Real.
(8)	Principal amount is denoted in Euro.
(9)	Principal amount is denoted in Canadian Dollar.
(10)	Perpetual maturity security.
(11)	Issuer has defaulted on terms of debt obligation.
(12)	Principal amount is denoted in Philippine Peso.
(13)	Principal amount is denoted in Chilean Peso.
(14)	Principal amount is denoted in Indian Rupee.
(15)	Variable rate security. Rate as of September 30, 2014 is disclosed.
(16)	Position is unsettled. Contract rate was not determined at September 30, 2014 and does not take effect until settlement date.
(17)	Security listed as “escrow” is considered to be worthless.
(18)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(19)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,369,000 with net purchases of approximately $13,899,000 during the six months ended September 30, 2014.
(20)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Barclays	Euro	1,465	United States Dollar	1,968	10/31/14	$118
Barclays	United States Dollar	214	Euro	160	10/31/14	(12)
Barclays	United States Dollar	242	Euro	180	10/31/14	(14)
Barclays	United States Dollar	261	Euro	195	10/31/14	(15)
Barclays	United States Dollar	332	Euro	250	10/31/14	(16)

Total						$61

At September 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
U.S. Treasury Long Bond	(60)	$8,274	Short	12/14	$71

At September 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.5%
AA	0.1
A	1.9
BBB	2.0
BB	22.6
B	40.1
CCC or Below	23.2
Non-Rated	2.6
Cash Equivalents	7.0

Total	100.0%

*Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.9%
All other currencies less than 5%	3.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$14,158	(1)	$–	$14,158
Convertible Bonds
Wireline Telecommuni- cations Services	–	827		17	844
All Other Industries	–	19,494	(1)	–	19,494

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds
Financial Services	$–		$4,635		$1,253	$5,888
All Other Industries	–		425,254	(1)	–	425,254
Foreign Issuer Bonds
Sovereigns	–		6,658		1,762	8,420
Supranationals	–		1,283		1,827	3,110
All Other Industries	–		56,786	(1)	–	56,786
Term Loans	–		26,115	(1)	–	26,115
Common Stocks	1,787	(1)	–		–	1,787
Preferred Stocks
Consumer Finance	–		3,609		–	3,609
Homebuilders	161		–		–	161
Real Estate	511		283		–	794
Convertible Preferred Stocks
Metals & Mining	–		208		–	208
All Other Industries	3,779	(1)	–		–	3,779
Investment Companies	43,268		–		–	43,268
Short-Term Investments	–		545		–	545
Total Investments	$49,506		$559,855		$4,859	$614,220

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$71	$–	$–	$71
Forward Foreign Currency Exchange Contracts	–	118	–	118
Liabilities
Forward Foreign Currency Exchange Contracts	–	(57)	–	(57)
Total Other Financial Instruments	$71	$61	$–	$132

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000s)	Reason
Preferred Stocks
Real Estate	$283	Valuations at bid price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000s) (1)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/14 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/14 (000s)

Convertible
Bonds

Wireline Telecom Services	$125	$(2)	$18	$(23)	–	$(101)	–	–	$17	$(23)

Corporate

Bonds

Financial Services	–	–	–	–	–	–	1,253	–	1,253	(76)

Foreign Issuer

Bonds

Sovereigns	–	–	–	–	–	–	1,762	–	1,762	(66)

Suprana-tionals	–	–	–	–	–	–	1,827	–	1,827	39

Total	$125	$(2)	$18	$(23)	$–	$(101)	$4,842	$–	$4,859	$(126)

(1)	The Transfers Into Level 3, noted above, were due to the Fund receiving an evaluated price from a third party provider.

The Fund valued the securities included in the balance as of 9/30/14 above using an evaluated price from a third party provider.

See Notes to the Financial Statements.

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1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, investment portfolios of the Trust, all of which are diversified portfolios, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTI serves as the investment adviser for each of the Funds. Effective January 1, 2014, the Northern Trust Company of Connecticut (“NTCC”), a subsidiary of Northern Trust Corporation, was reorganized into NTI. Prior to January 1, 2014, NTCC and NTI served jointly as the investment advisers for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3.00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the

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SEPTEMBER 30, 2014 (UNAUDITED)

publication of fair values normally used by a Fund, but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts and any unrealized gains or losses, on open futures contracts, in Net change in unrealized appreciation (depreciation) on futures contracts.

At September 30, 2014, the Multi-Manager Global Listed Infrastructure, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager Small Cap Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $1,720,000, $200,000, $955,000, $1,155,000 and $585,000, respectively. The Multi-Manager High Yield Opportunity Fund had entered into exchange-traded short futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $145,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other

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NOTES TO THE FINANCIAL STATEMENTS continued

assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2014, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

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Redemption fees were approximately $1,000 for the six months ended September 30, 2014, for the Multi-Manager Emerging Markets Equity Fund. Redemption fees were less than $1,000 for the six months ended September 30, 2014, for the Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds, respectively. There were no redemption fees for the six months ended September 30, 2014, for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds. Redemption fees were approximately $1,000, $1,000 and $57,000 for the fiscal year ended March 31, 2014, for the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate and Multi-Manager High Yield Opportunity Funds, respectively. Redemption fees were less than $1,000 for the fiscal year ended March 31, 2014, for the Multi-Manager International Equity Fund. There were no redemption fees for the fiscal year or period ended March 31, 2014, for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds. These amounts are included in Payments for Shares Redeemed in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Emerging Markets Equity	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Multi-Manager International Equity	Annually
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually
Multi-Manager Emerging Markets Debt Opportunity	Quarterly
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Multi-Manager Emerging Markets Equity	$(383)	$383	$ —
Multi-Manager Global Listed Infrastructure	(1,227)	1,227	—
Multi-Manager Global Real Estate	18,952	(18,952)	—
Multi-Manager International Equity	1,529	(1,529)	—
Multi-Manager Mid Cap	283	(4,611)	4,328
Multi-Manager Small Cap	1,355	(1,355)	—
Multi-Manager Emerging Markets Debt Opportunity	(116)	118	(2)
Multi-Manager High Yield Opportunity	773	(773)	—

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2013, through the fiscal year ended March 31, 2014, the following Funds incurred net capital losses and/or late year ordinary losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Multi-Manager Emerging Markets Equity	$28,267
Multi-Manager Small Cap	371
Multi-Manager Emerging Markets Debt Opportunity	128

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NOTES TO THE FINANCIAL STATEMENTS continued

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, for the Multi-Manager Global Listed Infrastructure Fund, for the period ended March 31, 2013 and for the Multi-Manager Emerging Markets Debt Opportunity Fund, for the period ended March 31, 2014. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Multi-Manager Emerging Markets Equity	$13,183	$ —
Multi-Manager International Equity	95,905	—

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2014, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2017		MARCH 31, 2018
Multi-Manager International Equity	$ —		$143,680
Multi-Manager Mid Cap	3,952	*	—

*	Amount includes acquired capital loss carryovers which may be limited under current tax laws, expiring March 31, 2017.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2014, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Multi-Manager Emerging Markets Equity	$7,406	$ —	$206,826
Multi-Manager International Equity	15,037	—	416,620
Multi-Manager Large Cap	5,621	43,690	171,392
Multi-Manager Mid Cap	19,039	62,416	234,924
Multi-Manager Small Cap	7,153	23,907	100,077
Multi-Manager Emerging Markets Debt Opportunity	571	—	1,169
Multi-Manager High Yield Opportunity	2,375	343	24,854

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2013, the Funds’ last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Multi-Manager Global Listed Infrastructure	$9,310	$1,434	$57,210
Multi-Manager Global Real Estate	25,172	79,263	135,607

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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The tax character of distributions paid during the fiscal year or period ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$24,600	$ —
Multi-Manager International Equity	32,100	—
Multi-Manager Large Cap	8,351	83,281
Multi-Manager Mid Cap	21,351	126,944
Multi-Manager Small Cap	7,283	54,288
Multi-Manager Emerging Markets Debt Opportunity	714	—
Multi-Manager High Yield Opportunity	48,323	13,759

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$25,499	$1
Multi-Manager International Equity	39,798	—
Multi-Manager Large Cap	19,916	95,703
Multi-Manager Mid Cap	7,000	36,554
Multi-Manager Small Cap	3,500	8,190
Multi-Manager High Yield Opportunity	46,596	6,280

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Multi-Manager Global Listed Infrastructure Fund’s tax year ended November 30, 2013 and Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2013 and November 30, 2012 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2013 AND NOVEMBER 30, 2012 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Listed Infrastructure (2013)	$7,807	$ —
Multi-Manager Global Real Estate (2013)	30,889	41,377
Multi-Manager Global Real Estate (2012)	11,546	42,055

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2014 no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds, filed for the fiscal years ended March 31, 2011 through March 31, 2013 remain subject to examination by the Internal Revenue Service. The Multi-Manager Global Listed Infrastructure Fund’s federal tax return for the tax year ended Novembers 30, 2012 and the Multi-Manager Global Real Estate Fund’s federal tax returns for the tax years ended November 30, 2010 through November 30, 2012 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There

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NOTES TO THE FINANCIAL STATEMENTS continued

were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust has entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

At September 30, 2014, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2014, on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Multi-Manager High Yield Opportunity	$27,600,000	1.16%

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2014.

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of each Fund have approved a new management agreement, effective June 30, 2014, between the Fund and NTI (the “Management Agreement”), to provide the Fund with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the first table below (expressed as a percentage of each Fund’s respective average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth in the second table below (expressed as a percentage of each Fund’s respective average daily net assets.) Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.15% of the average daily net assets of each Fund.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2014, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Equity	1.30%	1.261%	1.223%	1.35%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%
Multi-Manager Global Real Estate	1.05%	1.019%	0.988%	1.10%
Multi-Manager International Equity	1.15%	1.116%	1.083%	1.20%
Multi-Manager Large Cap	0.88%	0.854%	0.828%	0.90%
Multi-Manager Mid Cap	0.98%	0.951%	0.922%	1.00%
Multi-Manager Small Cap	1.08%	1.048%	1.017%	1.10%

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	CONTRACTUAL ANNUAL MANAGEMENT FEES
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%
Multi-Manager High Yield Opportunity	0.85%	0.825%	0.80%	0.90%

Prior to June 30, 2014, the annual advisory fees for the Funds were based on the following annual rates as set forth in the table below. There was no change to the contractual expense limitations described above.

	CONTRACTUAL ANNUAL ADVISORY FEES
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Multi-Manager Emerging Markets Equity	1.20%	1.13%	1.08%
Multi-Manager Global Listed Infrastructure	0.80%	0.75%	0.72%
Multi-Manager Global Real Estate	1.10%	1.03%	0.99%
Multi-Manager International Equity	1.10%	1.03%	0.99%
Multi-Manager Large Cap	0.90%	0.85%	0.81%
Multi-Manager Mid Cap	0.90%	0.85%	0.81%
Multi-Manager Small Cap	1.10%	1.03%	0.99%
Multi-Manager Emerging Markets Debt Opportunity	0.75%	0.70%	0.67%
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Multi-Manager High Yield Opportunity	0.80%	0.75%	0.72%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2015. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI. NTI manages the cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2014, Axiom International Investors, LLC, Oaktree Capital Management, L.P., PanAgora Asset Management, Inc., Pzena Investment Management LLC, and Westwood Global Investments, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Equity Fund.

As of September 30, 2014, Brookfield Investment Management, Inc. and Lazard Asset Management, LLC are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2014, CBRE Clarion Securities LLC and Delaware Investments Fund Advisers are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2014, Altrinsic Global Advisors, LLC, EARNEST Partners, LLC, NFJ Investment Group, LLC, Northern Cross, LLC and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager International Equity Fund.

As of September 30, 2014, Delaware Investments Fund Advisers, Huber Capital Management, LLC, Jennison Associates, LLC and WestEnd Advisors, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2014, Geneva Capital Management Ltd., LSV Asset Management and Systematic Financial Management LP are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2014, Cardinal Capital Management LLC, Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management LLC, Riverbridge Partners, LLC and Summit Creek Advisors, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

As of September 30, 2014, Bluebay Asset Management, LLP and Lazard Asset Management, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2014, DDJ Capital Management, LLC, Loomis, Sayles & Company, L.P., and Neuberger Berman Fixed Income, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to these sub-advisers.

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NOTES TO THE FINANCIAL STATEMENTS continued

Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for each of the Funds. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets, accrued daily and payable monthly. The transfer agent fees are reflected in the Funds’ Statements of Operations.

NTI has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for Multi-Manager Funds’ Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), each Fund invests its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the money market fund pays to NTI and/or its affiliates. The uninvested cash of each of the Funds currently is invested in the Diversified Assets Portfolio of Northern Institutional Funds. The aggregate annual rate of management, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, NTI will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in the Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statements of Operations. This reimbursement’s impact on each Fund’s net expenses and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Management Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Emerging Markets Equity	$—	$348,818	$—	$440,134
Multi-Manager Global Listed Infrastructure	—	529,493	—	209,986
Multi-Manager Global Real Estate	—	872,176	—	926,544
Multi-Manager International Equity	—	476,237	—	690,792
Multi-Manager Large Cap	—	53,975	—	130,217
Multi-Manager Mid Cap	—	246,665	—	328,616

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	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Small Cap	$ —	$66,227	$ —	$101,227
Multi-Manger Emerging Market Debt Opportunity	—	153,548	2,050	121,248
Multi-Manager High Yield Opportunity	6,519	155,912	6,525	261,943

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2014, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Multi-Manager Emerging Markets Equity	$358,857	$(133,181)	$225,676	$1,709,821
Multi-Manager Global Listed Infrastructure	129,756	(28,408)	101,348	1,318,710
Multi-Manager Global Real Estate	100,441	(30,423)	70,018	778,853
Multi-Manager International Equity	376,636	(104,691)	271,945	2,256,008
Multi-Manager Large Cap	176,149	(11,494)	164,655	439,257
Multi-Manager Mid Cap	202,586	(18,227)	184,359	688,087
Multi-Manager Small Cap	70,495	(12,372)	58,123	274,155
Multi-Manager Emerging Market Debt Opportunity	1,002	(4,750)	(3,748)	131,872
Multi-Manager High Yield Opportunity	20,639	(20,364)	275	613,945

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	4,689	$93,631	—	$ —	(10,014)	$(200,998)	(5,325)	$(107,367)
Multi-Manager Global Listed Infrastructure	24,253	322,060	221	2,988	(4,086)	(54,769)	20,388	270,279
Multi-Manager Global Real Estate	2,149	38,072	30	515	(4,963)	(87,329)	(2,784)	(48,742)
Multi-Manager International Equity	9,901	109,582	—	—	(33,386)	(372,359)	(23,485)	(262,777)
Multi-Manager Large Cap	1,465	14,996	23	235	(8,831)	(90,036)	(7,343)	(74,805)
Multi-Manager Mid Cap	2,032	28,243	—	—	(7,579)	(106,687)	(5,547)	(78,444)
Multi-Manager Small Cap	1,081	12,189	—	—	(4,913)	(55,714)	(3,832)	(43,525)
Multi-Manager Emerging Market Debt Opportunity	3,548	36,724	114	1,169	(387)	(4,016)	3,275	33,877
Multi-Manager High Yield Opportunity	8,834	94,756	349	3,755	(18,258)	(195,007)	(9,075)	(96,496)

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year or period ended March 31, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	27,524	$504,720	113	$2,105	(41,608)	$(764,301)	(13,971)	$(257,476)
Multi-Manager Global Listed Infrastructure	61,185	734,888	1,033	11,974	(3,129)	(37,427)	59,089	709,435
Multi-Manager Global Real Estate	10,613	192,138	4,922	79,017	(22,239)	(404,515)	(6,704)	(133,360)
Multi-Manager International Equity	82,844	861,308	243	2,583	(45,000)	(467,827)	38,087	396,064
Multi-Manager Large Cap	5,773	57,144	7,843	75,766	(38,250)	(382,710)	(24,634)	(249,800)
Multi-Manager Mid Cap	9,747	138,858	8,989	120,364	(20,505)	(289,237)	(1,769)	(30,015)
Multi-Manager Small Cap	3,633	41,876	4,558	50,588	(15,326)	(181,929)	(7,135)	(89,465)
Multi-Manager Emerging Markets Debt Opportunity	10,300	103,086	27	268	(280)	(2,790)	10,047	100,564
Multi-Manager High Yield Opportunity	28,630	309,517	2,508	26,556	(33,054)	(355,911)	(1,916)	(19,838)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2014:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Multi-Manager Global Listed Infrastructure	Equity contracts	Net unrealized appreciation	$ —		Net unrealized depreciation	$(104	)*
Multi-Manager International Equity	Equity contracts	Net unrealized appreciation	38	*	Net unrealized depreciation	—
Multi-Manager Large Cap	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	(33	)*
Multi-Manager Mid Cap	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	(274	)*
Multi-Manager Small Cap	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	(101	)*
Multi-Manager High Yield Opportunity	Forward foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	118		Unrealized loss on forward foreign currency exchange contracts	(57)
	Interest rate contracts	Net unrealized appreciation	71	*	Net unrealized depreciation	—
*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

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SEPTEMBER 30, 2014 (UNAUDITED)

As of September 30, 2014, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Multi-Manager High Yield Opportunity	Barclays	$118	$(57)	$—	$61

	Total	$118	$(57)	$—	$61

Amounts in thousands				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND NAME	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Multi-Manager High Yield Opportunity	Barclays		$(57)	$57	$—	$—

	Total		$(57)	$57	$—	$—

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2014:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	$287
	Forward foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(143)
Multi-Manager Global Real Estate	Forward foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(2)
Multi-Manager International Equity	Equity contracts	Net realized gains (losses) on futures contracts	380
Multi-Manager Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	345
Multi-Manager Mid Cap	Equity contracts	Net realized gains (losses) on futures contracts	629
Multi-Manager Small Cap	Equity contracts	Net realized gains (losses) on futures contracts	(232)
Multi-Manager Emerging Market Debt Opportunity	Forward foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	40
Multi-Manager High Yield Opportunity	Forward foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	40
	Interest rate contracts	Net realized gains (losses) on futures contracts	(523)

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(189)
Multi-Manager International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(570)
Multi-Manager Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(67)
Multi-Manager Mid Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(404)
Multi-Manager Small Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(89)
Multi-Manager Emerging Market Debt Opportunity	Forward foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions	(34)
Multi-Manager High Yield Opportunity	Forward foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions	72
	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	110

Volume of derivative activity for the six months ended September 30, 2014*:

	FORWARD FOREIGN EXCHANGE CONTRACTS		FUTURES CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Multi-Manager Global Listed Infrastructure	327	$543	84	$385
Multi-Manager Global Real Estate	28	643	—	—
Multi-Manager International Equity	—	—	44	6,269
Multi-Manager Large Cap	—	—	22	4,798
Multi-Manager Mid Cap	—	—	15	7,198
Multi-Manager Small Cap	—	—	18	2,598
Multi-Manager Emerging Market Debt Opportunity	671	173	—	—
Multi-Manager High Yield Opportunity	13	911	2	8,310

*	Activity during the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange and futures equity and interest rate contracts.

**	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. LEGAL PROCEEDINGS

In December 2007, the Multi-Manager Mid Cap Fund (the “Fund”), as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits, based on fraudulent transfer claims, seeking to recover, or clawback, proceeds received by shareholders, including the Fund, in the December 2007 merger.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al. (the “Creditor Action”), was initiated on October 22, 2010 and is now pending in the U.S. Bankruptcy court for the Southern District of New York. The Creditor Action asserts causes of action for intentional and constructive fraudulent transfer under state law. On January 14, 2014, the U.S. Bankruptcy Court issued a decision and order dismissing (a) the intentional fraudulent transfer claim as to all defendants

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SEPTEMBER 30, 2014 (UNAUDITED)

(without prejudice), (b) the constructive fraudulent claim as to all conduits and non-beneficial owners of Lyondell stock (with prejudice), and (c) the secured lender deficiency claims that had been assigned to the Creditor Trust. The Court, however, rejected the remaining arguments in the motions to dismiss. It is anticipated that the Creditor Trust will file an amended complaint to replead the intentional fraudulent transfer claim and other claims that were not dismissed.

The second action, Edward S. Weisfelner, as trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al. (the “Litigation Action”), was initiated as a putative defendant class action on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. The Fund, while not expressly named, is included in the definition of the putative class of defendants. A claim for intentional fraudulent transfer under the U.S. Bankruptcy Code is the only remaining claim in this action. On February 4, 2014, the Court stated that the decision and order issued in the Creditor Action is deemed to apply in the Litigation Action. The Litigation Trust has indicated it also intends to file an amended complaint to cure deficiencies in its intentional fraudulent transfer claim.

Both the Creditor and Litigation Actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds received by the Fund was approximately $2,179,000. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

In 2007, the Fund was also a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.). Each of these cases has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York. The cases attempt to “clawback” the proceeds paid out in connection with the LBO.

The defendants have jointly moved to dismiss all of the actions filed by the individual creditors in the Niese and Deutsche Bank cases. The Committee Action was not subject to the motion to dismiss. On September 23, 2013, the District Court dismissed the individual creditors’ actions. The individual creditors filed a notice of appeal of the Court’s decision on September 30, 2013. The appeal is currently pending before the United States Court of Appeals for the Second Circuit.

The value of the proceeds received by the Multi-Manager Mid Cap Fund in the LBO was approximately $813,000. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	97	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 4/1/14 - 9/30/14 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 86 & 87), if any, in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 92), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.35%	$1,000.00	$1,019.00	$6.83
Hypothetical**	1.35%	$1,000.00	$1,018.30	$6.83

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.00%	$1,000.00	$1,037.50	$5.11
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.10%	$1,000.00	$1,010.10	$5.54
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.20%	$1,000.00	$983.50	$5.97
Hypothetical**	1.20%	$1,000.00	$1,019.05	$6.07

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.90%	$1,000.00	$1,049.60	$4.62
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

MULTI-MANAGER FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.00%	$1,000.00	$997.80	$5.01
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	1.10%	$1,000.00	$954.00	$5.39
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.94%	$1,000.00	$1,000.70	$4.71
Hypothetical**	0.94%	$1,000.00	$1,020.36	$4.76

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2014	ENDING ACCOUNT VALUE 9/30/2014	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.90%	$1,000.00	$1,003.10	$4.52
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	99	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS

The Board of Trustees of Northern Multi-Manager Funds (the “Board” or the “Trustees”) oversees and reviews the investment performance and expenses of Northern Multi-Manager Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Sub-advisory agreements among Northern Trust Investments (“NTI”) and the Multi-Manager Funds

The Sub-Advisory Agreements were re-approved with respect to all of the Multi-Manager Funds by the Board, including a majority of the Trustees who are not party to a sub-advisory agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the regularly scheduled meeting of the Board held on May 21, 2014 (the “May 2014 Meeting”).

The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) the sub-advisers’ financial conditions, history of operations and ownership structures; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Fund; (vi) each sub-adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s CCO’s evaluations of such policies and procedures; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Funds; and (viii) the terms of the existing and proposed sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers and the current allocations sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Fund. The Trustees also considered the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of its advisory fees and not by the Funds. The Trustees believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’ length among Northern and each sub-adviser. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by a Fund and fees paid to the sub-adviser by its other institutional accounts with similar strategies. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Fund, they did not consider the sub-advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the sub-advisers out of its advisory fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of sub-adviser performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each sub-adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that the sub-advisers’ performance records were generally satisfactory and where there had been sub-adviser underperformance, Northern had acted quickly to either change sub-advisers or had made other changes to improve Fund performance.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the advisory level given that Northern pays the sub-advisers out of its advisory fees. It was noted by the Trustees that each sub-adviser had breakpoints incorporated into its sub-advisory fees except for three firms.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Funds and, in some cases, affiliated brokerage commissions received on Fund brokerage transactions. The Trustees also considered the other relationships that certain of the sub-advisers

MULTI-MANAGER FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2014 (UNAUDITED)

had with Northern, including other sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees to be paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided, or to be provided, by each of them and that the sub-advisory agreements should be re-approved.

Geneva and Delaware Investments Sub-Advisory Agreements

At a regularly scheduled meeting held on August 20, 2014, the Trustees, including a majority of the Independent Trustees voting separately, considered and approved a sub-advisory agreement between NTI and Geneva Capital Management (“Geneva”) on behalf of the Multi-Manager Mid Cap Fund and a sub-advisory agreement between NTI and Delaware Investment Management Company (“Delaware Investments”) on behalf of the Multi-Manager Global Real Estate Fund.

The Trustees discussed the proposed approval of the new sub-advisory agreements with Delaware Investments and Geneva (referred to below together as the “sub-advisers”). They first reviewed relevant information from their evaluations of the sub-advisers from the May 2014 Meeting. They then discussed the new information presented by Northern at this meeting about the sub-advisers. The items considered included (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) the sub-advisers’ financial conditions, history of operations and ownership structures; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to their respective Funds; (vi) each sub-adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s CCO’s evaluations of such policies and procedures; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Funds; and (viii) the terms of the existing and proposed sub-advisory agreements. The Trustees also discussed Northern’s proprietary method for allocating assets among the various sub-advisers and the current allocations among the sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the sub-advisers. With respect to Geneva, the Trustees considered that the event triggering reconsideration of the sub-advisory agreement was a proposed change of control transaction, which would result in the termination of the sub-advisory agreement on the date of the transaction.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was to be engaged in connection with a Fund. The Trustees also considered the CCO’s evaluations of the sub-advisers’ compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, satisfactory services to the Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each to be paid by Northern out of its advisory fees and not by the Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’ length among Northern and each sub-adviser. The Trustees also considered the sub-advisers’ fees in relation to their other similar institutional accounts. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Fund, they did not consider the sub-advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the sub-advisers out of its advisory fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees. The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of sub-adviser performance. Because Delaware Investments had not previously managed assets of the Multi-Manager Global Real Estate Fund, the Trustees considered hypothetical performance as provided and calculated by Northern in addition to Delaware Investments’ actual performance record in the strategy for which it was being engaged. The Trustees evaluated Geneva’s historical performance with respect to the Multi-Manager Mid Cap Fund. This information was compared to performance information with respect to each Fund’s and sub-adviser’s applicable benchmark. It was noted that each sub-adviser had a different style than the other sub-advisers to the applicable Fund and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that the sub-advisers’ performance records were generally satisfactory.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates

NORTHERN FUNDS SEMIANNUAL REPORT	101	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS continued	SEPTEMBER 30, 2014 (UNAUDITED)

decreased as the Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the advisory level given that Northern pays the sub-advisers out of its advisory fees.

Other Benefits

The Trustees considered other benefits derived or to be derived by the sub-advisers as a result of their relationship with the Funds. These benefits included research and other benefits in connection with brokerage commissions paid by the Funds. The Trustees also considered the other relationships that the sub-advisers had with Northern, including other sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees to be paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services to be provided by each of them and that the sub-advisory agreements should be approved.

MULTI-MANAGER FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	103	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND

7	NOTES TO THE FINANCIAL STATEMENTS

13	SHAREHOLDER MEETING RESULTS

14	FUND EXPENSES

16	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Global Tactical Asset Allocation Fund prospectus, which contains complete information about Northern Global Tactical Asset Allocation Fund’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the Northern Global Tactical Asset Allocation Fund’s performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Northern Global Tactical Asset Allocation Fund in the future. These statements are based on Northern Global Tactical Asset Allocation Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Global Tactical Asset Allocation Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND
ASSETS:
Investments, at cost (1)	$72,428
Investments, at value (2)	$80,306
Dividend income receivable	18
Receivable for securities sold	316
Receivable for fund shares sold	41
Receivable from investment adviser	2
Prepaid and other assets	10
Total Assets	80,693
LIABILITIES:
Cash overdraft	247
Payable for fund shares redeemed	71
Payable to affiliates:
Management fees (Note 5)	3
Custody and accounting fees	3
Shareholder servicing fees	4
Trustee fees	6
Accrued other liabilities	24
Total Liabilities	358
Net Assets	$80,335
ANALYSIS OF NET ASSETS:
Capital stock	$75,326
Accumulated undistributed net investment income	111
Accumulated undistributed net realized loss	(2,980)
Net unrealized appreciation	7,878
Net Assets	$80,335
Shares Outstanding ($.0001 par value, unlimited shares authorized):	6,586
Net Asset Value, Redemption and Offering Price Per Share:	$12.20

(1)	Amount includes cost of $72,428 in affiliated funds.
(2)	Amount includes value of $80,306 in affiliated funds.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividend income (1)	$627
Total Investment Income	627
EXPENSES:
Management fees (Note 5)	50
Investment advisory fees (Note 5)	52
Administration fees (Note 5)	31
Custody fees	12
Accounting fees	7
Transfer agent fees	24
Blue sky fees	13
SEC fees	2
Printing fees	17
Audit fees	9
Legal fees	8
Shareholder servicing fees	5
Trustee fees	9
Other	5
Total Expenses	244
Less waivers of investment advisory fees	(21)
Less expenses reimbursed by investment adviser	(111)
Net Expenses	112
Net Investment Income	515
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on investments (2)	718
Net change in unrealized depreciation on investments (3)	(710)
Net Gains	8
Net Increase in Net Assets Resulting from Operations	$523

(1)	Amount includes dividend income from affiliated funds of $627.
(2)	Amount includes net realized gains from affiliated funds of $718.
(3)	Amount includes net change in unrealized depreciation from affiliated funds of $710.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2014

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	SEPT. 30, 2014	MARCH 31, 2014
OPERATIONS:
Net investment income	$515	$1,317
Net realized gains	718	310
Net change in unrealized appreciation (depreciation)	(710)	4,737
Net Increase in Net Assets Resulting from Operations	523	6,364
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(1,364)	12,557
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,364)	12,557
DISTRIBUTIONS PAID:
From net investment income	(415)	(1,367)
Total Distributions Paid	(415)	(1,367)
Total Increase (Decrease) in Net Assets	(1,256)	17,554
NET ASSETS:
Beginning of period	81,591	64,037
End of period	$80,335	$81,591
Accumulated Undistributed Net Investment Income	$111	$11

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND *					SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2014 (UNAUDITED)		YEAR ENDED MARCH 31, 2014		YEAR ENDED MARCH 31, 2013		FOUR MONTHS ENDED MARCH 31, 2012		YEAR ENDED NOV. 30, 2011		YEAR ENDED NOV. 30, 2010(1)		YEAR ENDED NOV. 30, 2009(1)
Net Asset Value, Beginning of Period	$12.20		$11.40		$10.61		$9.97		$9.80		$9.33		$7.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.20		0.21		0.10		0.24	(2)	0.23		0.41
Net realized and unrealized gains (losses)	(0.02)		0.81		0.79		0.63		0.19		0.47		1.34
Total from Investment Operations	0.06		1.01		1.00		0.73		0.43		0.70		1.75
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)		(0.21)		(0.21)		(0.09)		(0.26)		(0.23)		(0.23)
Total Distributions Paid	(0.06)		(0.21)		(0.21)		(0.09)		(0.26)		(0.23)		(0.23)
Net Asset Value, End of Period	$12.20		$12.20		$11.40		$10.61		$9.97		$9.80		$9.33
Total Return (3)	0.48%		8.96%		9.60%		7.42%		4.37%		7.66%		22.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$80,335		$81,591		$64,037		$35,194		$26,373		$13,518		$20,708
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.26	%(5)(6)	0.25	%(5)(6)	0.25	%(5)(6)	0.26	%(5)(6)	0.25	%(5)(6)	0.25	%(6)	0.24	%(6)
Expenses, before waivers, reimbursements and credits	0.57	%(6)	0.75	%(6)	0.91	%(6)	1.01	%(6)	1.50	%(6)	1.03	%(6)	0.99	%(6)
Net investment income, net of waivers, reimbursements and credits	1.21	%(5)	1.79	%(5)	2.02	%(5)	3.12	%(5)	2.58	%(2)(5)	2.49%		4.88%
Net investment income, before waivers, reimbursements and credits	0.90%		1.29%		1.36%		2.37%		1.33	%(2)	1.71%		4.13%
Portfolio Turnover Rate	11.79%		23.95%		73.25%		14.46%		76.63%		87.17%		126.86%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	The net investment income per share and net investment income ratios include a one-time voluntary contribution of approximately $36,000 relating to shareholder servicing fees earned by Northern Trust, which represents 0.22 percent of average net assets and $0.02 of net investment income per share for the fiscal year ended November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, the four months ended March 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursement, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
*	As of the close of business August 1, 2011, the assets and liabilities of the Global Tactical Asset Allocation Portfolio (the “Predecessor Fund”), an investment portfolio of the Northern Institutional Funds, were transferred to the Fund pursuant to a plan of reorganization approved by the Predecessor Fund’s Board of Trustees on February 17, 2011 (the “Reorganization”). Prior to the Reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including August 1, 2011 relates to the Predecessor Fund.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	SEPTEMBER 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
FUND ALLOCATION – INVESTMENT COMPANIES – 100.0%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	133,328	$3,305

FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund (1)	256,977	15,878

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (1)	88,450	4,628

FlexShares Morningstar Global Upstream Natural Resources Index Fund (1)	45,251	1,557

FlexShares Morningstar U.S. Market Factor Tilt Index Fund (1)	269,762	22,463

FlexShares STOXX Global Broad Infrastructure Index Fund (1)	54,092	2,437

Northern Funds – Bond Index Fund (1)	1,211,592	12,879

Northern Funds – Global Real Estate Index Fund (1)	248,398	2,360

Northern Funds – High Yield Fixed Income Fund (1)	1,425,991	10,595

Northern Funds – Short Bond Fund (1)	220,915	4,204
Total Investment Companies
(Cost $72,428)		80,306

Total Investments – 100.0%
(Cost $72,428)		80,306

Other Assets less Liabilities – 0.0%		29
NET ASSETS – 100.0%		$80,335

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds and FlexShares Trust.

TIPS – Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At September 30, 2014, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	28.0%	FlexShares Morningstar U.S. Market Factor Tilt Index
Non U.S. Equity – Developed	19.8	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index
Non U.S. Equity – Emerging	5.8	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	2.9	NF Global Real Estate Index
U.S. Bonds High Yield	13.2	NF High Yield Fixed Income
U.S. Bonds Intermediate	16.1	NF Bond Index
U.S. Bonds Inflation Protected	4.1	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds Short	5.2	NF Short Bond
Global Infrastructure	3.0	FlexShares STOXX Global Broad Infrastructure Index
Global Natural Resources	1.9	FlexShares Morningstar Global Upstream Natural Resources Index

Total	100.0%

NF – Northern Funds

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$80,306	$–	$–	$80,306

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2014 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2014, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) to which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Fund’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Fund’s Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represent the 7-day yield for money market funds. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

D) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2014, the Fund did not have any such reclassifications.

E) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Fund for the four month period ended March 31, 2012. Consequently, capital losses incurred by the Fund in taxable years beginning with the taxable period ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Fund in taxable years beginning before the taxable period ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable period ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2014, the capital loss carryforward for U.S. federal income tax purposes and its year of expiration was as follows:

Amounts in thousands	MARCH 31, 2017
Global Tactical Asset Allocation	$3,511

The Fund may offset future capital gains with this capital loss carryforward.

GLOBAL TACTICAL ASSET ALLOCATION FUND	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2014 (UNAUDITED)

At March 31, 2014, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Tactical Asset Allocation	$13	$ —	$8,402

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$1,367	$ —

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$953	$ —

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal year ended November 30, 2011, the four month period ended March 31, 2012 and the fiscal year ended March 31, 2013 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Fund beneficially owned by their customers. These expenses are included in the Statement of Operations under Shareholder servicing fees for the six months ended September 30, 2014. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2014.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

At September 30, 2014, the Fund did not have any outstanding borrowings.

5. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of the Fund have approved a new management agreement, effective June 30, 2014, between the Fund and NTI (the “Management Agreement”), to provide the Fund with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate set forth in the first table below (expressed as a percentage of the Fund’s average daily net assets). Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at the annual rate set forth in the second table below (expressed as a percentage of the Fund’s average daily net assets.) Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Funds at the annual rate of 0.15% of the average daily net assets of the Fund.

NORTHERN FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses, the Fund’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations.

At September 30, 2014, the annual advisory fees and contractual expense limitations expressed as a percentage of average daily net assets of the Fund were as follows:

	CONTRACTUAL
Fund	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Global Tactical Asset Allocation	0.23%	0.25%

Prior to June 30, 2014, the annual advisory fee for the Fund was based on the annual rate set forth in the table below. There was no change to the contractual expense limitations described above.

	ANNUAL ADVISORY FEE	LESS CONTRACTUAL WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

The contractual reimbursement arrangement described in the first table above is expected to continue until at least July 31, 2015. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

Effective June 30, 2014, as compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for the Fund. Prior to June 30, 2014, Northern Trust received transfer agent fees at an annual rate of 0.10 percent of the average daily net assets, accrued daily and payable monthly. Transfer agent fees are reflected on the Statement of Operations.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014, these sub-administration services were paid out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. INVESTMENT IN NORTHERN INSTITUTIONAL FUNDS-DIVERSIFIED ASSETS PORTFOLIO

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund invests its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, the Fund bears indirectly a proportionate share of the money market fund’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the money market fund pays to NTI and/or its affiliates. The Fund currently invests its uninvested cash in the Diversified

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2014 (UNAUDITED)

Assets Portfolio of Northern Institutional Funds. The aggregate annual rate of management, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, NTI will reimburse the Fund for advisory fees otherwise payable by the Fund on any assets invested in the Diversified Assets Portfolio. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights. The exemptive order requires the Fund’s Board to determine before a vote on the Management Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$ —	$9,863	$ —	$10,606

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2014, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION		NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$8,041		$(385)	$7,656	$72,650

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Shares	845	$10,480	26	$331	(975)	$(12,175)	(104)	$(1,364)

Transactions in capital shares for the fiscal year ended March 31, 2014, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Shares	2,270	$26,574	93	$1,088	(1,291)	$(15,105)	1,072	$12,557

NORTHERN FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2014 (UNAUDITED)

9. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the six months ended September 30, 2014, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,209	$176	$(52)	$(2)	$39	$3,305
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	16,348	1,251	(1,261)	183	—	15,878
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	4,978	—	(497)	47	—	4,628
FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,638	—	(55)	3	—	1,557
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	22,477	1,976	(2,457)	550	—	22,463
FlexShares STOXX Global Broad Infrastructure Index Fund	2,435	—	(108)	10	49	2,437
Northern Funds — Bond Index Fund	8,490	5,033	(691)	(29)	138	12,879
Northern Funds — Global Real Estate Index Fund	2,422	30	(127)	(3)	37	2,360
Northern Funds — High Yield Fixed Income Fund	10,545	736	(425)	(13)	315	10,595
Northern Funds — Short Bond Fund	8,501	661	(4,933)	(30)	49	4,204
Northern Institutional Funds — Diversified Assets Portfolio	536	6,659	(7,195)	—	—	—
	$81,579	$16,522	$(17,801)	$716	$627	$80,306

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued. There are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SHAREHOLDER MEETING RESULTS	SEPTEMBER 30, 2014 (UNAUDITED)

At a reconvened Special Joint Meeting of Shareholders of Northern Funds, including the Northern Multi-Manager Funds, and Northern Institutional Funds held on June 23, 2014, at the office of Northern Trust Investments, Inc. 50 South LaSalle Street, Chicago, Illinois, the following matter was voted upon by the shareholders of Northern Funds (the resulting votes are presented below):

To approve a change to the fundamental investment objectives of the Fund to non-fundamental, which would permit the Trustees of the Trust, instead of shareholders, to approve a change in the objective.

FUND	FOR	AGAINST	ABSTAIN	BROKER NON-VOTE
Global Tactical Asset Allocation	3,316,043	261,423	198,635	1,829,626

NORTHERN FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/14 - 9/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The information does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds which may result in different expense ratios in the Financial Highlights.

GLOBAL TACTICAL ASSET ALLOCATION

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/14	ENDING ACCOUNT VALUE 9/30/14	EXPENSES PAID* 4/1/14 - 9/30/14
Actual	0.26%	$1,000.00	$1,004.80	$1.31
Hypothetical**	0.26%	$1,000.00	$1,023.76	$1.32

*	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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NORTHERN FUNDS SEMIANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	16	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	December 3, 2014

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	December 3, 2014

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